                               TABLE OF CONTENTS
                                                                            PAGE
Financial Statements and Highlights
 Statements of Assets and Liabilities.................................... 2
 Statements of Operations .............................................. 17
 Statements of Changes in Net Assets.................................... 32
 Notes to Financial Statements.......................................... 54
 Schedules of Investments
  Balanced Fund..........................................................87
  Bond & Mortgage Securities Fund........................................95
  Capital Preservation Fund.............................................101
  European Fund.........................................................104
  Government Securities Fund............................................106
  High Quality Intermediate-Term Bond Fund..............................107
  High Quality Long-Term Bond Fund......................................112
  High Quality Short-Term Bond Fund.....................................116
  International Emerging Markets Fund...................................120
  International Fund I..................................................123
  International Fund II ................................................126
  International SmallCap Fund...........................................128
  LargeCap Blend Fund...................................................131
  LargeCap Growth Fund..................................................136
  LargeCap S&P 500 Index Fund...........................................138
  LargeCap Value Fund...................................................146
  MidCap Blend Fund.....................................................148
  MidCap Growth Fund....................................................151
  MidCap S&P 400 Index Fund.............................................154
  MidCap Value Fund.....................................................161
  Money Market Fund.....................................................164
  Pacific Basin Fund....................................................166
  Partners LargeCap Blend Fund..........................................169
  Partners LargeCap Growth Fund I.......................................172
  Partners LargeCap Growth Fund II......................................174
  Partners LargeCap Value Fund..........................................177
  Partners MidCap Blend Fund............................................180
  Partners MidCap Growth Fund...........................................184
  Partners MidCap Value Fund............................................187
  Partners SmallCap Growth Fund I.......................................189
  Partners SmallCap Growth Fund II......................................191
  Partners SmallCap Value Fund..........................................193
  Principal LifeTime 2010 Fund..........................................195
  Principal LifeTime 2020 Fund..........................................196
  Principal LifeTime 2030 Fund..........................................197
  Principal LifeTime 2040 Fund..........................................198
  Principal LifeTime 2050 Fund..........................................199
  Principal LifeTime Strategic Income Fund..............................200
  Real Estate Fund......................................................201
  SmallCap Blend Fund...................................................202
  SmallCap Growth Fund..................................................208
  SmallCap S&P 600 Index Fund...........................................212
  SmallCap Value Fund...................................................222
  Technology Fund.......................................................226
 Financial Highlights................................................... 227
Fund Director Information................................................359

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                               BOND & MORTGAGE      CAPITAL
                                  BALANCED       SECURITIES      PRESERVATION
                                    FUND            FUND             FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST ........................  $ 16,252,894    $ 61,967,707     $ 13,805,710
                                ============    ============     ============
ASSETS
Investment in securities--at
 value........................  $ 15,716,398    $ 62,255,136     $ 13,943,549
Cash..........................        10,246          11,494            4,555
Receivables:
 Capital Shares sold..........        61,794         298,924          164,192
 Dividends and interest.......        68,760         582,574          128,796
 Investment securities sold...        14,894              --               --
Prepaid expenses..............         4,109          16,140               --
                                ------------    ------------     ------------
                  Total Assets    15,876,201      63,164,268       14,241,092
LIABILITIES
Accrued expenses..............            --              --            3,416
Payables:
 Investment securities
  purchased...................       266,659       3,147,914               --
Wrapper agreements............            --              --          102,998
                                ------------    ------------     ------------
             Total Liabilities       266,659       3,147,914          106,414
                                ------------    ------------     ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES...........  $ 15,609,542    $ 60,016,354     $ 14,134,678
                                ============    ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..............  $ 16,498,847    $ 59,885,829     $ 14,111,860
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss)........................        77,611           9,342           22,818
Accumulated undistributed
 (overdistributed) net
 realized gain (loss).........      (430,420)       (166,246)         (34,841)
Net unrealized appreciation
 (depreciation) of investments      (536,496)        287,429          137,839
Net unrealized appreciation
 (depreciation) on wrapper
 agreements...................            --              --         (102,998)
                                ------------    ------------     ------------
              Total Net Assets  $ 15,609,542    $ 60,016,354     $ 14,134,678
                                ============    ============     ============
CAPITAL STOCK (PAR VALUE: $.01
 A SHARE):
Shares authorized.............   145,000,000     145,000,000      600,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets  $  1,122,661    $  2,579,315     $  1,705,970
  Shares issued and
 outstanding..................       125,002         250,005          170,597
  Net asset value per share...  $       8.98    $      10.32     $      10.00
                                ============    ============     ============

Advisors Select: Net Assets...  $  1,714,781    $  2,579,175     $  1,703,250
  Shares issued and
 outstanding..................       191,176         250,232          170,325
  Net asset value per share...  $       8.97    $      10.31     $      10.00
                                ============    ============     ============

Class J: Net Assets...........  $ 10,515,225    $ 27,100,241     $  5,487,518
  Shares issued and
 outstanding..................     1,176,763       2,614,279          548,752
  Net asset value per share
 /(a)/ .......................  $       8.94    $      10.37     $      10.00
                                ============    ============     ============

Institutional: Net Assets.....  $      9,325    $ 21,124,791     $  1,818,480
  Shares issued and
 outstanding..................         1,043       2,041,818          181,848
  Net asset value per share...  $       8.94    $      10.35     $      10.00
                                ============    ============     ============

Preferred: Net Assets.........  $  1,124,563    $  4,054,251     $  1,710,630
  Shares issued and
 outstanding..................       125,000         392,908          171,063
  Net asset value per share...  $       9.00    $      10.32     $      10.00
                                ============    ============     ============

Select: Net Assets............  $  1,122,987    $  2,578,581     $  1,708,830
  Shares issued and
 outstanding..................       124,999         249,998          170,883
  Net asset value per share...  $       8.98    $      10.31     $      10.00
                                ============    ============     ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                               HIGH QUALITY
                              EUROPEAN       GOVERNMENT      INTERMEDIATE-TERM
                                FUND       SECURITIES FUND       BOND FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST......  $  4,724,023    $ 45,357,741       $ 19,986,974
                            ============    ============       ============
FOREIGN CURRENCY--AT COST   $    237,137    $         --       $         --
                            ============    ============       ============
ASSETS
Investment in
 securities--at value.....  $  4,819,030    $ 45,882,604       $ 20,129,698
Foreign currency--at value       239,959              --                 --
Cash......................       104,475          10,341             10,082
Receivables:
 Capital Shares sold......            10         242,069                126
 Dividends and interest...        21,952         192,749            182,415
 Investment securities
  sold....................        85,757              --                 --
 Foreign currency
  contracts...............         7,716              --                 --
 Variation margin on
  futures contracts.......         2,523              --                 --
Prepaid expenses..........         4,358          10,479              5,719
                            ------------    ------------       ------------
              Total Assets     5,285,780      46,338,242         20,328,040
LIABILITIES
Payables:
 Capital Shares reacquired            20              --             44,447
 Investment securities
  purchased...............       158,150       4,133,000          1,272,195
 Foreign currency
  contracts...............        15,257              --                 --
                            ------------    ------------       ------------
         Total Liabilities       173,427       4,133,000          1,316,642
                            ------------    ------------       ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES.......  $  5,112,353    $ 42,205,242       $ 19,011,398
                            ============    ============       ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital..........  $  6,164,836    $ 41,689,614       $ 18,822,548
Accumulated undistributed
 (overdistributed) net
 investment income
 (operating loss).........        (3,095)         11,873              5,792
Accumulated undistributed
 (overdistributed) net
 realized gain (loss).....    (1,132,686)        (21,108)            40,334
Net unrealized
 appreciation
 (depreciation) of
 investments..............        90,867         524,863            142,724
Net unrealized
 appreciation
 (depreciation) on
 translation of assets and
 liabilities in foreign
 currencies...............        (7,569)             --                 --
                            ------------    ------------       ------------
          Total Net Assets  $  5,112,353    $ 42,205,242       $ 19,011,398
                            ============    ============       ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized.........   145,000,000     145,000,000        145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net
 Assets...................  $  1,015,632    $  2,590,477       $  2,549,948
  Shares issued and
 outstanding..............       125,054         250,005            250,005
  Net asset value per
 share....................  $       8.12    $      10.36       $      10.20
                            ============    ============       ============

Advisors Select: Net
 Assets...................  $  1,622,461    $  2,632,265       $  2,694,230
  Shares issued and
 outstanding..............       199,868         254,292            264,169
  Net asset value per
 share....................  $       8.12    $      10.35       $      10.20
                            ============    ============       ============

Class J: Net Assets.......  $    456,210    $ 17,482,946       $  5,128,476
  Shares issued and
 outstanding..............        55,280       1,681,612            500,599
  Net asset value per
 share /(a)/..............  $       8.25    $      10.40       $      10.24
                            ============    ============       ============

Institutional: Net Assets.  $     12,259    $ 14,168,063       $      9,982
  Shares issued and
 outstanding..............         1,490       1,362,754                971
  Net asset value per
 share....................  $       8.23    $      10.40       $      10.28
                            ============    ============       ============

Preferred: Net Assets.....  $    989,739    $  2,740,978       $  6,078,925
  Shares issued and
 outstanding..............       121,733         264,417            594,950
  Net asset value per
 share....................  $       8.13    $      10.37       $      10.22
                            ============    ============       ============

Select: Net Assets........  $  1,016,052    $  2,590,513       $  2,549,837
  Shares issued and
 outstanding..............       124,929         249,998            249,997
  Net asset value per
 share....................  $       8.13    $      10.36       $      10.20
                            ============    ============       ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                  HIGH QUALITY   HIGH QUALITY    INTERNATIONAL
                                    LONG-TERM     SHORT-TERM       EMERGING
                                    BOND FUND      BOND FUND     MARKETS FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST ..........................  $ 13,714,636   $ 23,141,998    $  7,201,031
                                  ============   ============    ============
FOREIGN CURRENCY--AT COST ......  $         --   $         --    $     27,568
                                  ============   ============    ============
ASSETS
Investment in securities--at
 value..........................  $ 13,676,155   $ 23,067,400    $  8,371,246
Foreign currency--at value......            --             --          27,629
Cash............................         6,643         10,103          34,561
Receivables:
 Capital Shares sold............        90,936        106,837          12,951
 Dividends and interest.........       130,074        218,415          38,436
 Investment securities sold.....            --             --          70,160
Prepaid expenses................         5,641          4,630           3,420
                                  ------------   ------------    ------------
                    Total Assets    13,909,449     23,407,385       8,558,403
LIABILITIES
Payables:
 Indebtedness...................            --        355,000              --
 Investment securities purchased        59,887             --         102,255
                                  ------------   ------------    ------------
               Total Liabilities        59,887        355,000         102,255
                                  ------------   ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES.............  $ 13,849,562   $ 23,052,385    $  8,456,148
                                  ============   ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital................  $ 13,807,144   $ 23,051,454    $  7,706,721
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss)..........................         5,638          8,559           3,030
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)....................        75,261         66,970        (422,818)
Net unrealized appreciation
 (depreciation) of investments..       (38,481)       (74,598)      1,170,215
Net unrealized appreciation
 (depreciation) on translation
 of assets and liabilities in
 foreign currencies.............            --             --          (1,000)
                                  ------------   ------------    ------------
                Total Net Assets  $ 13,849,562   $ 23,052,385    $  8,456,148
                                  ============   ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized...............   145,000,000    145,000,000     145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets..  $  2,523,660   $  2,524,477    $  1,369,729
  Shares issued and outstanding.       250,241        250,005         125,222
  Net asset value per share.....  $      10.08   $      10.10    $      10.94
                                  ============   ============    ============

Advisors Select: Net Assets.....  $  2,523,563   $  2,524,146    $  1,369,545
  Shares issued and outstanding.       250,234        250,233         125,219
  Net asset value per share.....  $      10.08   $      10.09    $      10.94
                                  ============   ============    ============

Class J: Net Assets.............  $  3,737,540   $  5,880,310    $  1,327,054
  Shares issued and outstanding.       366,475        581,563         121,829
  Net asset value per share
 /(a)/ .........................  $      10.20   $      10.11    $      10.89
                                  ============   ============    ============

Institutional: Net Assets.......  $      9,922   $  4,652,900    $  1,649,534
  Shares issued and outstanding.           965        460,351         151,385
  Net asset value per share.....  $      10.28   $      10.11    $      10.90
                                  ============   ============    ============

Preferred: Net Assets...........  $  2,531,265   $  4,946,014    $  1,369,868
  Shares issued and outstanding.       251,225        489,603         125,156
  Net asset value per share.....  $      10.08   $      10.10    $      10.95
                                  ============   ============    ============

Select: Net Assets..............  $  2,523,612   $  2,524,538    $  1,370,418
  Shares issued and outstanding.       250,234        249,998         125,109
  Net asset value per share.....  $      10.09   $      10.10    $      10.95
                                  ============   ============    ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                  INTERNATIONAL  INTERNATIONAL   INTERNATIONAL
                                     FUND I         FUND II      SMALLCAP FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST ..........................  $ 19,808,419   $ 65,952,766    $  7,379,224
                                  ============   ============    ============
FOREIGN CURRENCY--AT COST ......  $    112,192   $    683,193    $      4,053
                                  ============   ============    ============
ASSETS
Investment in securities--at
 value..........................  $ 20,238,900   $ 67,560,326    $  7,767,568
Foreign currency--at value......       112,751        686,350           4,106
Cash............................        20,077        926,935          20,464
Receivables:
 Capital Shares sold............       105,359         46,866          10,948
 Dividends and interest.........        68,612        102,977          16,328
 Investment securities sold.....       244,239      1,171,065         109,108
 Foreign currency contracts.....            --         65,666              --
Prepaid expenses................         3,895             --           5,830
                                  ------------   ------------    ------------
                    Total Assets    20,793,833     70,560,185       7,934,352
LIABILITIES
Accrued expenses................            --            220              --
Payables:
 Investment securities purchased       515,645        946,049          44,079
 Foreign currency contracts.....            --        286,461              --
                                  ------------   ------------    ------------
               Total Liabilities       515,645      1,232,730          44,079
                                  ------------   ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES.............  $ 20,278,188   $ 69,327,455    $  7,890,273
                                  ============   ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital................  $ 21,360,550   $ 69,262,570    $  8,531,250
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss)..........................        22,406        101,256          19,187
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)....................    (1,536,641)    (1,426,115)     (1,048,444)
Net unrealized appreciation
 (depreciation) of investments..       430,481      1,607,560         388,344
Net unrealized appreciation
 (depreciation) on translation
 of assets and liabilities in
 foreign currencies.............         1,392       (217,816)            (64)
                                  ------------   ------------    ------------
                Total Net Assets  $ 20,278,188   $ 69,327,455    $  7,890,273
                                  ============   ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized...............   145,000,000    125,000,000     145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets..  $    980,188   $    819,754    $  1,050,666
  Shares issued and outstanding.       125,123        100,097         125,002
  Net asset value per share.....  $       7.83   $       8.19    $       8.41
                                  ============   ============    ============

Advisors Select: Net Assets.....  $  1,059,420   $    819,025    $  1,048,395
  Shares issued and outstanding.       135,660        100,195         125,120
  Net asset value per share.....  $       7.81   $       8.17    $       8.38
                                  ============   ============    ============

Class J: Net Assets.............  $  6,803,929   $  3,493,187    $  2,444,476
  Shares issued and outstanding.       868,022        424,555         290,761
  Net asset value per share
 /(a)/ .........................  $       7.84   $       8.23    $       8.41
                                  ============   ============    ============

Institutional: Net Assets.......  $  9,258,202   $ 62,556,774    $    457,188
  Shares issued and outstanding.     1,175,443      7,628,359          53,985
  Net asset value per share.....  $       7.88   $       8.20    $       8.47
                                  ============   ============    ============

Preferred: Net Assets...........  $  1,195,850   $    819,191    $  1,836,547
  Shares issued and outstanding.       152,707        100,097         217,538
  Net asset value per share.....  $       7.83   $       8.18    $       8.44
                                  ============   ============    ============

Select: Net Assets..............  $    980,599   $    819,524    $  1,053,001
  Shares issued and outstanding.       125,120        100,097         124,999
  Net asset value per share.....  $       7.84   $       8.19    $       8.42
                                  ============   ============    ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                   LARGECAP
                                    LARGECAP       LARGECAP      S&P 500 INDEX
                                   BLEND FUND     GROWTH FUND        FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST ..........................  $ 11,777,820   $ 16,974,357    $ 73,207,842
                                  ============   ============    ============
ASSETS
Investment in securities--at
 value..........................  $ 10,968,062   $ 15,393,401    $ 68,801,576
Cash............................        10,014         10,144          39,865
Receivables:
 Capital Shares sold............        80,524         35,938         110,705
 Dividends and interest.........         7,053          4,082          42,759
 Investment securities sold.....            --         58,500              --
 Variation margin on futures
  contracts.....................         1,830             --          12,300
Prepaid expenses................         5,680          2,136          15,820
                                  ------------   ------------    ------------
                    Total Assets    11,073,163     15,504,201      69,023,025
LIABILITIES
Payables:
 Investment securities purchased            --         68,685         240,385
                                  ------------   ------------    ------------
               Total Liabilities            --         68,685         240,385
                                  ------------   ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES.............  $ 11,073,163   $ 15,435,516    $ 68,782,640
                                  ============   ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital................  $ 13,159,366   $ 18,430,183    $ 73,416,134
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss)..........................        (2,052)       (12,312)         70,175
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)....................    (1,276,223)    (1,401,399)       (284,703)
Net unrealized appreciation
 (depreciation) of investments..      (807,928)    (1,580,956)     (4,418,966)
                                  ------------   ------------    ------------
                Total Net Assets  $ 11,073,163   $ 15,435,516    $ 68,782,640
                                  ============   ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized...............   145,000,000    145,000,000     145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets..  $    918,110   $    767,466    $  1,025,960
  Shares issued and outstanding.       125,002        125,144         125,122
  Net asset value per share.....  $       7.34   $       6.13    $       8.20
                                  ============   ============    ============

Advisors Select: Net Assets.....  $    917,673   $    765,811    $  1,158,648
  Shares issued and outstanding.       125,125        125,141         141,350
  Net asset value per share.....  $       7.33   $       6.12    $       8.20
                                  ============   ============    ============

Class J: Net Assets.............  $  7,390,222   $  4,086,160    $ 43,774,901
  Shares issued and outstanding.     1,015,005        684,888       5,376,150
  Net asset value per share
 /(a)/ .........................  $       7.28   $       5.97    $       8.14
                                  ============   ============    ============

Institutional: Net Assets.......  $      8,105   $  6,890,119    $      8,580
  Shares issued and outstanding.         1,112      1,143,539           1,052
  Net asset value per share.....  $       7.29   $       6.03    $       8.16
                                  ============   ============    ============

Preferred: Net Assets...........  $    920,642   $  2,156,783    $ 21,788,172
  Shares issued and outstanding.       125,121        350,611       2,639,874
  Net asset value per share.....  $       7.36   $       6.15    $       8.25
                                  ============   ============    ============

Select: Net Assets..............  $    918,411   $    769,177    $  1,026,379
  Shares issued and outstanding.       124,999        125,140         124,999
  Net asset value per share.....  $       7.35   $       6.15    $       8.21
                                  ============   ============    ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                    LARGECAP        MIDCAP          MIDCAP
                                   VALUE FUND     BLEND FUND      GROWTH FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST ..........................  $ 23,541,285   $ 12,111,371    $  8,252,778
                                  ============   ============    ============
ASSETS
Investment in securities--at
 value..........................  $ 23,899,769   $ 12,784,610    $  7,025,870
Cash............................        10,161         10,038          10,018
Receivables:
 Capital Shares sold............        55,558        133,010           1,978
 Dividends and interest.........        25,398          5,772             257
 Investment securities sold.....         3,607        154,199         140,779
Prepaid expenses................         3,882         14,517           5,788
                                  ------------   ------------    ------------
                    Total Assets    23,998,375     13,102,146       7,184,690
LIABILITIES
Payables:
 Investment securities purchased     2,448,906        152,131         177,954
                                  ------------   ------------    ------------
               Total Liabilities     2,448,906        152,131         177,954
                                  ------------   ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES.............  $ 21,549,469   $ 12,950,015    $  7,006,736
                                  ============   ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital................  $ 21,638,772   $ 12,490,961    $  9,851,131
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss)..........................        58,392         (7,301)        (34,194)
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)....................      (506,179)      (206,884)     (1,583,293)
Net unrealized appreciation
 (depreciation) of investments..       358,484        673,239      (1,226,908)
                                  ------------   ------------    ------------
                Total Net Assets  $ 21,549,469   $ 12,950,015    $  7,006,736
                                  ============   ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized...............   145,000,000    145,000,000     145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets..  $  1,216,645   $  1,305,799    $    716,892
  Shares issued and outstanding.       125,114        125,002         125,262
  Net asset value per share.....  $       9.72   $      10.45    $       5.72
                                  ============   ============    ============

Advisors Select: Net Assets.....  $  2,605,969   $  1,311,518    $    736,211
  Shares issued and outstanding.       268,032        125,717         128,909
  Net asset value per share.....  $       9.72   $      10.43    $       5.71
                                  ============   ============    ============

Class J: Net Assets.............  $  2,879,820   $  7,708,227    $  4,110,138
  Shares issued and outstanding.       295,876        743,911         755,708
  Net asset value per share
 /(a)/ .........................  $       9.73   $      10.36    $       5.44
                                  ============   ============    ============

Institutional: Net Assets.......  $  9,708,944   $     10,353    $      6,853
  Shares issued and outstanding.       996,297            997           1,247
  Net asset value per share.....  $       9.75   $      10.38    $       5.50
                                  ============   ============    ============

Preferred: Net Assets...........  $  3,921,081   $  1,307,892    $    718,121
  Shares issued and outstanding.       402,531        125,000         125,000
  Net asset value per share.....  $       9.74   $      10.46    $       5.74
                                  ============   ============    ============

Select: Net Assets..............  $  1,217,010   $  1,306,226    $    718,521
  Shares issued and outstanding.       124,999        124,999         125,129
  Net asset value per share.....  $       9.74   $      10.45    $       5.74
                                  ============   ============    ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                       MIDCAP         MIDCAP         MONEY
                                    S&P 400 INDEX     VALUE          MARKET
                                        FUND           FUND           FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST   $ 15,697,241   $ 18,279,645   $ 26,665,879
                                    ============   ============   ============
ASSETS
Investment in securities--at value  $ 16,760,168   $ 19,144,718   $ 26,665,879
Cash..............................        10,044         10,053            105
Receivables:
 Capital Shares sold..............        54,966         77,734        268,443
 Dividends and interest...........         8,339         13,467         29,215
 Investment securities sold.......         3,199        240,900             --
 Variation margin on futures
  contracts.......................         8,350             --             --
Prepaid expenses..................         3,224         16,720          7,272
                                    ------------   ------------   ------------
                      Total Assets    16,848,290     19,503,592     26,970,914
LIABILITIES
Payables:
 Dividends payable................            --             --             53
 Investment securities purchased..            --        222,102             --
                                    ------------   ------------   ------------
                 Total Liabilities            --        222,102             53
                                    ------------   ------------   ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES...............  $ 16,848,290   $ 19,281,490   $ 26,970,861
                                    ============   ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..................  $ 15,757,535   $ 18,127,190   $ 26,970,861
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)..........        15,093          6,685             --
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)......................         3,385        282,542             --
Net unrealized appreciation
 (depreciation) of investments....     1,072,277        865,073             --
                                    ------------   ------------   ------------
                  Total Net Assets  $ 16,848,290   $ 19,281,490   $ 26,970,861
                                    ============   ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized.................   145,000,000    145,000,000    600,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets....  $  1,358,528   $  1,408,108   $    100,000
  Shares issued and outstanding...       125,223        125,110        100,000
  Net asset value per share.......  $      10.85   $      11.25   $      1.000
                                    ============   ============   ============

Advisors Select: Net Assets.......  $  1,358,252   $  1,407,572   $    515,036
  Shares issued and outstanding...       125,110        125,107        515,036
  Net asset value per share.......  $      10.86   $      11.25   $      1.000
                                    ============   ============   ============

Class J: Net Assets...............  $  5,563,097   $ 13,636,790   $ 20,652,155
  Shares issued and outstanding...       520,903      1,215,547     20,652,155
  Net asset value per share /(a)/   $      10.68   $      11.22   $      1.000
                                    ============   ============   ============

Institutional: Net Assets.........  $     10,623   $     10,653   $    559,745
  Shares issued and outstanding...           992            949        559,745
  Net asset value per share.......  $      10.71   $      11.23   $      1.000
                                    ============   ============   ============

Preferred: Net Assets.............  $  7,198,725   $  1,409,804   $  5,043,925
  Shares issued and outstanding...       662,466        125,014      5,043,925
  Net asset value per share.......  $      10.87   $      11.28   $      1.000
                                    ============   ============   ============

Select: Net Assets................  $  1,359,065   $  1,408,563   $    100,000
  Shares issued and outstanding...       125,109        124,999        100,000
  Net asset value per share.......  $      10.86   $      11.27   $      1.000
                                    ============   ============   ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 PARTNERS         PARTNERS
                                   PACIFIC       LARGECAP      LARGECAP GROWTH
                                 BASIN FUND     BLEND FUND         FUND I
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST ........................  $  4,307,367   $ 46,925,261     $203,977,221
                                ============   ============     ============
FOREIGN CURRENCY--AT COST ....  $     51,693   $         --     $         --
                                ============   ============     ============
ASSETS
Investment in securities--at
 value........................  $  3,752,694   $ 46,918,737     $191,561,958
Foreign currency--at value....        52,004             --               --
Cash..........................        24,220        333,348       10,960,527
Receivables:
 Capital Shares sold..........           658      1,285,479               --
 Dividends and interest.......        12,338         36,207           92,005
 Investment securities sold...           738      3,460,478        1,050,065
 Foreign currency contracts...         2,744             --               --
Prepaid expenses..............         4,383             --               --
                                ------------   ------------     ------------
                  Total Assets     3,849,779     52,034,249      203,664,555
LIABILITIES
Accrued expenses..............            --            126           18,828
Payables:
 Capital Shares reacquired....            --             --           32,573
 Indebtedness.................            --      2,765,000               --
 Investment securities
  purchased...................            --             --        2,445,832
 Foreign currency contracts...        16,215             --               --
                                ------------   ------------     ------------
             Total Liabilities        16,215      2,765,126        2,497,233
                                ------------   ------------     ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES...........  $  3,833,564   $ 49,269,123     $201,167,322
                                ============   ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..............  $  5,251,562   $ 51,048,028     $216,700,256
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss)........................        (9,283)       109,203          (34,622)
Accumulated undistributed
 (overdistributed) net
 realized gain (loss).........      (841,271)    (1,881,584)      (3,083,049)
Net unrealized appreciation
 (depreciation) of investments      (554,673)        (6,524)     (12,415,263)
Net unrealized appreciation
 (depreciation) on translation
 of assets and liabilities in
 foreign currencies...........       (12,771)            --               --
                                ------------   ------------     ------------
              Total Net Assets  $  3,833,564   $ 49,269,123     $201,167,322
                                ============   ============     ============
CAPITAL STOCK (PAR VALUE: $.01
 A SHARE):
Shares authorized.............   145,000,000    125,000,000      125,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets  $    905,233   $    950,757     $    727,169
  Shares issued and
 outstanding..................       125,110        100,000          100,100
  Net asset value per share...  $       7.24   $       9.51     $       7.26
                                ============   ============     ============

Advisors Select: Net Assets...  $    904,872   $    978,468     $    809,341
  Shares issued and
 outstanding..................       125,107        103,180          111,755
  Net asset value per share...  $       7.23   $       9.48     $       7.24
                                ============   ============     ============

Class J: Net Assets...........  $    211,995   $  2,781,071     $  3,382,017
  Shares issued and
 outstanding..................        29,450        295,402          475,337
  Net asset value per share
 /(a)/ .......................  $       7.20   $       9.41     $       7.11
                                ============   ============     ============

Institutional: Net Assets.....  $      8,076   $ 41,405,417     $193,122,462
  Shares issued and
 outstanding..................         1,121      4,350,646       26,326,317
  Net asset value per share...  $       7.20   $       9.52     $       7.34
                                ============   ============     ============

Preferred: Net Assets.........  $    897,911   $  2,202,471     $  2,397,522
  Shares issued and
 outstanding..................       124,062        231,734          328,340
  Net asset value per share...  $       7.24   $       9.50     $       7.30
                                ============   ============     ============

Select: Net Assets............  $    905,477   $    950,939     $    728,811
  Shares issued and
 outstanding..................       125,107        100,087          100,100
  Net asset value per share...  $       7.24   $       9.50     $       7.28
                                ============   ============     ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                  PARTNERS         PARTNERS        PARTNERS
                               LARGECAP GROWTH  LARGECAP VALUE   MIDCAP BLEND
                                   FUND II           FUND            FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST .......................   $  7,070,877    $336,961,537     $  8,365,564
                                ============    ============     ============
ASSETS
Investment in securities--at
 value.......................   $  7,064,184    $331,963,861     $  8,619,209
Cash.........................        505,772      16,411,724          562,606
Receivables:
 Capital Shares sold.........            488         278,010           12,178
 Dividends and interest......          5,806         345,307            2,288
 Investment securities sold..        104,933              --            7,868
 Variation margin on futures
  contracts..................          3,075              --               --
Prepaid expenses.............          4,795              --            4,316
                                ------------    ------------     ------------
                 Total Assets      7,689,053     348,998,902        9,208,465
LIABILITIES
Accrued expenses.............             --          39,200               --
Payables:
 Investment securities
  purchased..................         87,004         239,371          378,525
 Foreign currency contracts..            833              --               --
                                ------------    ------------     ------------
            Total Liabilities         87,837         278,571          378,525
                                ------------    ------------     ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES..........   $  7,601,216    $348,720,331     $  8,829,940
                                ============    ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.............   $  9,029,247    $353,285,403     $  8,873,672
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss).......................        (19,470)        376,689          (25,405)
Accumulated undistributed
 (overdistributed) net
 realized gain (loss)........     (1,377,927)         55,915         (271,972)
Net unrealized appreciation
 (depreciation) of
 investments.................        (29,801)     (4,997,676)         253,645
Net unrealized appreciation
 (depreciation) on
 translation of assets and
 liabilities in foreign
 currencies..................           (833)             --               --
                                ------------    ------------     ------------
             Total Net Assets   $  7,601,216    $348,720,331     $  8,829,940
                                ============    ============     ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized............    125,000,000     125,000,000      125,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net
 Assets......................   $    748,713    $  1,134,036     $    797,463
  Shares issued and
 outstanding.................        100,102         100,166           83,500
  Net asset value per share..   $       7.48    $      11.32     $       9.55
                                ============    ============     ============

Advisors Select: Net Assets..   $    747,115    $  1,131,610     $    795,808
  Shares issued and
 outstanding.................        100,205         100,166           83,500
  Net asset value per share..   $       7.46    $      11.30     $       9.53
                                ============    ============     ============

Class J: Net Assets..........   $  2,349,226    $  3,421,478     $  2,687,298
  Shares issued and
 outstanding.................        320,702         302,459          282,194
  Net asset value per share
 /(a)/ ......................   $       7.33    $      11.31     $       9.52
                                ============    ============     ============

Institutional: Net Assets....   $  2,254,151    $340,126,252     $  2,927,920
  Shares issued and
 outstanding.................        299,205      30,007,302          304,577
  Net asset value per share..   $       7.53    $      11.33     $       9.61
                                ============    ============     ============

Preferred: Net Assets........   $    751,605    $  1,772,302     $    822,233
  Shares issued and
 outstanding.................        100,102         156,260           85,786
  Net asset value per share..   $       7.51    $      11.34     $       9.58
                                ============    ============     ============

Select: Net Assets...........   $    750,406    $  1,134,653     $    799,218
  Shares issued and
 outstanding.................        100,102         100,083           83,500
  Net asset value per share..   $       7.50    $      11.34     $       9.57
                                ============    ============     ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                  PARTNERS       PARTNERS         PARTNERS
                                   MIDCAP         MIDCAP       SMALLCAP GROWTH
                                 GROWTH FUND    VALUE FUND         FUND I
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST ........................  $  5,161,141   $ 15,486,226     $ 65,505,375
                                ============   ============     ============
ASSETS
Investment in securities--at
 value........................  $  5,411,075   $ 16,823,199     $ 63,674,465
Cash..........................       409,990      2,197,499        5,237,563
Receivables:
 Capital Shares sold..........        15,457        136,164           65,081
 Dividends and interest.......           182          6,834            4,933
 Investment securities sold...        41,319             --          127,024
Prepaid expenses..............         5,268          1,862               --
                                ------------   ------------     ------------
                  Total Assets     5,883,291     19,165,558       69,109,066
LIABILITIES
Accrued expenses..............            --             --            6,591
Payables:
 Investment securities
  purchased...................        53,575         91,335          516,575
                                ------------   ------------     ------------
             Total Liabilities        53,575         91,335          523,166
                                ------------   ------------     ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES...........  $  5,829,716   $ 19,074,223     $ 68,585,900
                                ============   ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..............  $  7,553,553   $ 17,970,016     $ 73,549,350
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss)........................       (37,291)       (15,059)        (115,778)
Accumulated undistributed
 (overdistributed) net
 realized gain (loss).........    (1,936,480)      (217,707)      (3,016,762)
Net unrealized appreciation
 (depreciation) of investments       249,934      1,336,973       (1,830,910)
                                ------------   ------------     ------------
              Total Net Assets  $  5,829,716   $ 19,074,223     $ 68,585,900
                                ============   ============     ============
CAPITAL STOCK (PAR VALUE: $.01
 A SHARE):
Shares authorized.............   145,000,000    125,000,000      125,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets  $    857,529   $  1,101,523     $    758,175
  Shares issued and
 outstanding..................       125,128        100,175          100,204
  Net asset value per share...  $       6.85   $      11.00     $       7.57
                                ============   ============     ============

Advisors Select: Net Assets...  $    855,645   $  1,214,170     $    756,565
  Shares issued and
 outstanding..................       125,251        110,654          100,204
  Net asset value per share...  $       6.83   $      10.97     $       7.55
                                ============   ============     ============

Class J: Net Assets...........  $  2,389,775   $  3,027,109     $    909,538
  Shares issued and
 outstanding..................       362,487        276,587          123,755
  Net asset value per share
 /(a)/ .......................  $       6.59   $      10.94     $       7.35
                                ============   ============     ============

Institutional: Net Assets.....  $      7,828   $ 11,522,093     $ 64,623,954
  Shares issued and
 outstanding..................         1,175      1,042,644        8,486,957
  Net asset value per share...  $       6.66   $      11.05     $       7.61
                                ============   ============     ============

Preferred: Net Assets.........  $    859,510   $  1,105,344     $    777,760
  Shares issued and
 outstanding..................       125,000        100,087          102,311
  Net asset value per share...  $       6.88   $      11.04     $       7.60
                                ============   ============     ============

Select: Net Assets............  $    859,429   $  1,103,984     $    759,908
  Shares issued and
 outstanding..................       125,125        100,087          100,102
  Net asset value per share...  $       6.87   $      11.03     $       7.59
                                ============   ============     ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                   PARTNERS        PARTNERS        PRINCIPAL
                                SMALLCAP GROWTH    SMALLCAP        LIFETIME
                                    FUND II       VALUE FUND       2010 FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST ........................   $  4,476,910    $100,302,965    $ 23,052,485
                                 ============    ============    ============
ASSETS
Investment in securities--at
 value........................   $  4,561,992    $106,960,630    $ 22,939,564
Cash..........................        293,770       5,953,555         164,456
Receivables:
 Capital Shares sold..........          9,372         175,636         137,653
 Dividends and interest.......          1,225          34,950              --
 Investment securities sold...             --         295,626              --
Prepaid expenses..............          4,675              --              --
                                 ------------    ------------    ------------
                  Total Assets      4,871,034     113,420,397      23,241,673
LIABILITIES
Accrued expenses..............             --          11,926           2,011
Payables:
 Investment securities
  purchased...................          7,200       1,295,421              --
                                 ------------    ------------    ------------
             Total Liabilities          7,200       1,307,347           2,011
                                 ------------    ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES...........   $  4,863,834    $112,113,050    $ 23,239,662
                                 ============    ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..............   $  6,448,816    $105,056,971    $ 23,233,797
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss)........................        (26,973)        (84,676)        142,833
Accumulated undistributed
 (overdistributed) net
 realized gain (loss).........     (1,643,091)        483,090         (24,047)
Net unrealized appreciation
 (depreciation) of investments         85,082       6,657,665        (112,921)
                                 ------------    ------------    ------------
              Total Net Assets   $  4,863,834    $112,113,050    $ 23,239,662
                                 ============    ============    ============
CAPITAL STOCK (PAR VALUE: $.01
 A SHARE):
Shares authorized.............    125,000,000     145,000,000     145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets   $    681,853    $  1,065,688    $      9,937
  Shares issued and
 outstanding..................        100,212          83,500           1,000
  Net asset value per share...   $       6.80    $      12.76    $       9.94
                                 ============    ============    ============

Advisors Select: Net Assets...   $    680,609    $  1,063,453    $      9,934
  Shares issued and
 outstanding..................        100,212          83,500           1,000
  Net asset value per share...   $       6.79    $      12.74    $       9.93
                                 ============    ============    ============

Class J: Net Assets...........   $  1,029,957    $  4,361,414    $  3,399,594
  Shares issued and
 outstanding..................        156,793         342,956         341,629
  Net asset value per share
 /(a)/ .......................   $       6.57    $      12.72    $       9.95
                                 ============    ============    ============

Institutional: Net Assets.....   $  1,103,174    $101,556,219    $ 19,800,319
  Shares issued and
 outstanding..................        161,177       7,906,842       1,990,180
  Net asset value per share...   $       6.84    $      12.84    $       9.95
                                 ============    ============    ============

Preferred: Net Assets.........   $    684,601    $  2,998,229    $      9,941
  Shares issued and
 outstanding..................        100,106         234,020           1,000
  Net asset value per share...   $       6.84    $      12.81    $       9.94
                                 ============    ============    ============

Select: Net Assets............   $    683,640    $  1,068,047    $      9,937
  Shares issued and
 outstanding..................        100,106          83,500           1,000
  Net asset value per share...   $       6.83    $      12.79    $       9.94
                                 ============    ============    ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                    PRINCIPAL      PRINCIPAL       PRINCIPAL
                                    LIFETIME       LIFETIME        LIFETIME
                                    2020 FUND      2030 FUND       2040 FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST ..........................  $ 27,060,728   $ 22,502,693    $ 10,868,276
                                  ============   ============    ============
ASSETS
Investment in securities--at
 value..........................  $ 27,025,879   $ 22,517,704    $ 11,099,815
Cash............................        95,710        254,094              --
Receivables:
 Capital Shares sold............       183,661        130,256          17,425
Prepaid expenses................            --            544              --
                                  ------------   ------------    ------------
                    Total Assets    27,305,250     22,902,598      11,117,240
LIABILITIES
Accrued expenses................           829             --             309
                                  ------------   ------------    ------------
               Total Liabilities           829             --             309
                                  ------------   ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES.............  $ 27,304,421   $ 22,902,598    $ 11,116,931
                                  ============   ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital................  $ 27,231,633   $ 22,870,915    $ 10,912,667
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss)..........................       123,672         71,881          23,281
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)....................       (16,035)       (55,209)        (50,556)
Net unrealized appreciation
 (depreciation) of investments..       (34,849)        15,011         231,539
                                  ------------   ------------    ------------
                Total Net Assets  $ 27,304,421   $ 22,902,598    $ 11,116,931
                                  ============   ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized...............   145,000,000    145,000,000     145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets..  $      9,941   $      9,791    $      9,966
  Shares issued and outstanding.         1,000          1,000           1,000
  Net asset value per share.....  $       9.94   $       9.79    $       9.97
                                  ============   ============    ============

Advisors Select: Net Assets.....  $      9,939   $      9,784    $      9,964
  Shares issued and outstanding.         1,000          1,000           1,000
  Net asset value per share.....  $       9.94   $       9.78    $       9.96
                                  ============   ============    ============

Class J: Net Assets.............  $  5,788,322   $  5,535,218    $  2,175,223
  Shares issued and outstanding.       581,448        564,205         217,487
  Net asset value per share
 /(a)/ .........................  $       9.96   $       9.81    $      10.00
                                  ============   ============    ============

Institutional: Net Assets.......  $ 21,476,331   $ 17,328,220    $  8,901,841
  Shares issued and outstanding.     2,159,571      1,768,262         892,364
  Net asset value per share.....  $       9.94   $       9.80    $       9.98
                                  ============   ============    ============

Preferred: Net Assets...........  $      9,946   $      9,794    $      9,970
  Shares issued and outstanding.         1,000          1,000           1,000
  Net asset value per share.....  $       9.95   $       9.79    $       9.97
                                  ============   ============    ============

Select: Net Assets..............  $      9,942   $      9,791    $      9,967
  Shares issued and outstanding.         1,000          1,000           1,000
  Net asset value per share.....  $       9.94   $       9.79    $       9.97
                                  ============   ============    ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                PRINCIPAL        PRINCIPAL
                                LIFETIME     LIFETIME STRATEGIC   REAL ESTATE
                                2050 FUND       INCOME FUND           FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST ......................  $  5,576,820     $  5,827,750       $ 17,179,638
                              ============     ============       ============
ASSETS
Investment in securities--at
 value......................  $  5,578,047     $  5,805,635       $ 18,886,193
Cash........................        10,336              348             10,024
Receivables:
 Capital Shares sold........            --            8,734             98,450
 Dividends and interest.....            --               --             13,042
 Investment securities sold.            --               --            271,586
Prepaid expenses............            --               --             13,150
                              ------------     ------------       ------------
                Total Assets     5,588,383        5,814,717         19,292,445
LIABILITIES
Accrued expenses............         2,329            3,299                 --
Payables:
 Capital Shares reacquired..        17,000               --                 --
                              ------------     ------------       ------------
           Total Liabilities        19,329            3,299                 --
                              ------------     ------------       ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES.........  $  5,569,054     $  5,811,418       $ 19,292,445
                              ============     ============       ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional paid-in-capital.  $  5,572,966     $  5,808,574       $ 17,419,737
Accumulated undistributed
 (overdistributed) net
 investment income
 (operating loss)...........         6,244           41,761            121,297
Accumulated undistributed
 (overdistributed) net
 realized gain (loss).......       (11,383)         (16,802)            44,856
Net unrealized appreciation
 (depreciation) of
 investments................         1,227          (22,115)         1,706,555
                              ------------     ------------       ------------
            Total Net Assets  $  5,569,054     $  5,811,418       $ 19,292,445
                              ============     ============       ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized...........   145,000,000      145,000,000        145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net
 Assets.....................  $      9,672     $     10,030       $  1,486,302
  Shares issued and
 outstanding................         1,000            1,000            125,119
  Net asset value per share.  $       9.67     $      10.03       $      11.88
                              ============     ============       ============

Advisors Select: Net Assets.  $      9,670     $     10,029       $  1,596,827
  Shares issued and
 outstanding................         1,000            1,000            134,506
  Net asset value per share.  $       9.67     $      10.03       $      11.87
                              ============     ============       ============

Class J: Net Assets.........  $    776,212     $    629,833       $ 10,465,832
  Shares issued and
 outstanding................        80,114           62,682            875,379
  Net asset value per share
 /(a)/ .....................  $       9.69     $      10.05       $      11.96
                              ============     ============       ============

Institutional: Net Assets...  $  4,754,151     $  5,141,457       $     12,074
  Shares issued and
 outstanding................       491,900          512,196              1,006
  Net asset value per share.  $       9.66     $      10.04       $      12.00
                              ============     ============       ============

Preferred: Net Assets.......  $      9,676     $     10,037       $  4,244,974
  Shares issued and
 outstanding................         1,000            1,000            357,301
  Net asset value per share.  $       9.68     $      10.04       $      11.88
                              ============     ============       ============

Select: Net Assets..........  $      9,673     $     10,032       $  1,486,436
  Shares issued and
 outstanding................         1,000            1,000            124,999
  Net asset value per share.  $       9.67     $      10.03       $      11.89
                              ============     ============       ============



/(a)//Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge./
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                   SMALLCAP
                                    SMALLCAP       SMALLCAP         S&P 600
                                   BLEND FUND     GROWTH FUND     INDEX FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST ..........................  $ 15,644,285   $ 12,074,690    $ 16,690,062
                                  ============   ============    ============
ASSETS
Investment in securities--at
 value..........................  $ 17,156,908   $ 11,081,586    $ 18,806,691
Cash............................        31,090         10,030          10,115
Receivables:
 Capital Shares sold............       119,316         51,071              --
 Dividends and interest.........         5,766            160           3,706
 Investment securities sold.....        28,069         76,124         372,050
 Variation margin on futures
  contracts.....................        27,600             --          10,200
Prepaid expenses................         9,742          5,202           4,301
                                  ------------   ------------    ------------
                    Total Assets    17,378,491     11,224,173      19,207,063
LIABILITIES
Payables:
 Capital Shares reacquired......            --             --          11,332
 Investment securities purchased            --         90,483       1,797,657
                                  ------------   ------------    ------------
               Total Liabilities            --         90,483       1,808,989
                                  ------------   ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES.............  $ 17,378,491   $ 11,133,690    $ 17,398,074
                                  ============   ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital................  $ 15,577,690   $ 12,715,903    $ 15,168,093
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss)..........................       (25,538)       (42,118)         (2,162)
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)....................       302,916       (546,991)         98,939
Net unrealized appreciation
 (depreciation) of investments..     1,523,423       (993,104)      2,133,204
                                  ------------   ------------    ------------
                Total Net Assets  $ 17,378,491   $ 11,133,690    $ 17,398,074
                                  ============   ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized...............   145,000,000    145,000,000     145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets..  $  1,536,667   $    977,040    $  1,601,949
  Shares issued and outstanding.       125,214        125,235         125,104
  Net asset value per share.....  $      12.27   $       7.80    $      12.80
                                  ============   ============    ============

Advisors Select: Net Assets.....  $  1,569,001   $    995,695    $  1,598,662
  Shares issued and outstanding.       128,068        127,783         125,202
  Net asset value per share.....  $      12.25   $       7.79    $      12.77
                                  ============   ============    ============

Class J: Net Assets.............  $ 11,187,549   $  4,527,303    $  5,444,858
  Shares issued and outstanding.       927,600        602,367         435,514
  Net asset value per share
 /(a)/ .........................  $      12.06   $       7.52    $      12.50
                                  ============   ============    ============

Institutional: Net Assets.......  $     11,492   $  2,635,159    $     11,534
  Shares issued and outstanding.           949        346,975             918
  Net asset value per share.....  $      12.11   $       7.59    $      12.56
                                  ============   ============    ============

Preferred: Net Assets...........  $  1,536,436   $  1,019,161    $  7,138,390
  Shares issued and outstanding.       125,000        129,995         557,340
  Net asset value per share.....  $      12.29   $       7.84    $      12.81
                                  ============   ============    ============

Select: Net Assets..............  $  1,537,346   $    979,332    $  1,602,681
  Shares issued and outstanding.       125,105        124,999         125,100
  Net asset value per share.....  $      12.29   $       7.83    $      12.81
                                  ============   ============    ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                    SMALLCAP      TECHNOLOGY
                                                   VALUE FUND        FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..............  $ 13,748,213   $  8,861,065
                                                  ============   ============
FOREIGN CURRENCY--AT COST ......................  $         --   $    181,376
                                                  ============   ============
ASSETS
Investment in securities--at value..............  $ 15,587,880   $  7,564,396
Foreign currency--at value......................            --        182,475
Cash............................................        10,075        625,006
Receivables:
 Capital Shares sold............................        38,711             --
 Dividends and interest.........................         8,119         10,275
 Investment securities sold.....................       138,416        128,172
 Foreign currency contracts.....................            --         20,289
Prepaid expenses................................         3,921          3,687
                                                  ------------   ------------
                                    Total Assets    15,787,122      8,534,300
LIABILITIES
Payables:
 Capital Shares reacquired......................            --         11,796
 Investment securities purchased................       308,767        559,444
 Foreign currency contracts.....................            --         36,776
                                                  ------------   ------------
                               Total Liabilities       308,767        608,016
                                                  ------------   ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ....  $ 15,478,355   $  7,926,284
                                                  ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital...  $ 13,082,097   $ 11,687,962
Accumulated undistributed (overdistributed) net
 investment income (operating loss).............        22,355         (6,095)
Accumulated undistributed (overdistributed) net
 realized gain (loss)...........................       534,236     (2,441,998)
Net unrealized appreciation (depreciation) of
 investments....................................     1,839,667     (1,296,669)
Net unrealized appreciation (depreciation) on
 translation of assets and liabilities in
 foreign currency...............................            --        (16,916)
                                                  ------------   ------------
                                Total Net Assets  $ 15,478,355   $  7,926,284
                                                  ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...............................   145,000,000    125,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets..................  $  1,612,006   $    492,920
  Shares issued and outstanding.................       125,108        100,116
  Net asset value per share.....................  $      12.88   $       4.92
                                                  ============   ============

Advisors Select: Net Assets.....................  $  1,611,345   $    491,936
  Shares issued and outstanding.................       125,104        100,232
  Net asset value per share.....................  $      12.88   $       4.91
                                                  ============   ============

Class J: Net Assets.............................  $  2,785,110   $  2,028,065
  Shares issued and outstanding.................       218,636        418,963
  Net asset value per share /(a)/ ..............  $      12.74   $       4.84
                                                  ============   ============

Institutional: Net Assets.......................  $  6,243,107   $  3,922,082
  Shares issued and outstanding.................       489,380        789,253
  Net asset value per share.....................  $      12.76   $       4.97
                                                  ============   ============

Preferred: Net Assets...........................  $  1,614,022   $    497,245
  Shares issued and outstanding.................       125,225        100,627
  Net asset value per share.....................  $      12.89   $       4.94
                                                  ============   ============

Select: Net Assets..............................  $  1,612,765   $    494,036
  Shares issued and outstanding.................       125,104        100,116
  Net asset value per share.....................  $      12.89   $       4.93
                                                  ============   ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                BOND & MORTGAGE     CAPITAL
                                     BALANCED     SECURITIES      PRESERVATION
                                       FUND          FUND             FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends........................  $  47,784     $       --       $      --
 Interest.........................    134,953      1,072,118         311,052
 Crediting rate interest..........         --             --         (14,778)
                                    ---------     ----------       ---------
                      Total Income    182,737      1,072,118         296,274
Expenses:
 Management and investment
  advisory fees...................     30,078        106,121          30,536
 Distribution fees................     22,108         48,717          14,523
 Administrative service fees......      2,914          5,947           3,689
 Registration fees - Class J......         --             --           1,828
 Service fees.....................      5,570         11,347           7,043
 Shareholder reports - Class J....         --             --              20
 Transfer and administrative fees
  - Class J.......................     15,573         36,716           6,554
 Wrapper fees.....................         --             --           5,886
 Other expenses - Class J.........         23             --              77
                                    ---------     ----------       ---------
                    Total Expenses     76,266        208,848          70,156
                                    ---------     ----------       ---------
  Net Investment Income (Operating
                             Loss)    106,471        863,270         226,118

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions..........   (329,172)      (144,264)        (38,218)
Change in unrealized
 appreciation/depreciation of:
 Investments......................    168,010       (552,546)       (156,119)
 Wrapper agreements...............         --             --         194,337
                                    ---------     ----------       ---------
  Net Realized and Unrealized Gain
         (Loss) on Investments and
                Foreign Currencies   (161,162)      (696,810)             --
                                    ---------     ----------       ---------
    Net Increase (Decrease) in Net
  Assets Resulting from Operations  $ (54,691)    $  166,460       $ 226,118
                                    =========     ==========       =========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                               HIGH QUALITY
                                EUROPEAN     GOVERNMENT      INTERMEDIATE-TERM
                                  FUND     SECURITIES FUND       BOND FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends...................  $  39,302     $      --          $      --
 Withholding tax on foreign
  dividends..................     (4,275)           --                 --
 Interest....................        191       775,240            396,469
                               ---------     ---------          ---------
                 Total Income     35,218       775,240            396,469
Expenses:
 Management and investment
  advisory fees..............     24,357        54,932             27,720
 Distribution fees...........      5,307        32,110             16,666
 Administrative service fees.      2,553         5,677              5,922
 Service fees................      4,880        10,837             11,305
 Transfer and administrative
  fees - Class J.............        755        21,007              6,972
                               ---------     ---------          ---------
         Total Gross Expenses     37,852       124,563             68,585
 Less: Fees paid indirectly..          4            --                 --
                               ---------     ---------          ---------
           Total Net Expenses     37,848       124,563             68,585
                               ---------     ---------          ---------
        Net Investment Income
             (Operating Loss)     (2,630)      650,677            327,884

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES
Net realized gain (loss)
 from:
 Investment transactions.....   (161,273)         (710)            44,774
 Foreign currency
  transactions...............      5,409            --                 --
 Futures contracts...........     (2,862)           --                 --
Change in unrealized
 appreciation/depreciation
 of:
 Investments.................    505,908      (157,496)          (444,852)
 Futures contracts...........     (4,140)           --                 --
 Translation of assets and
  liabilities in foreign
  currencies.................     (9,995)           --                 --
                               ---------     ---------          ---------
  Net Realized and Unrealized
   Gain (Loss) on Investments
                          and
           Foreign Currencies    333,047      (158,206)          (400,078)
                               ---------     ---------          ---------
   Net Increase (Decrease) in
    Net Assets Resulting from
                   Operations  $ 330,417     $ 492,471          $ (72,194)
                               =========     =========          =========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                    HIGH QUALITY  HIGH QUALITY   INTERNATIONAL
                                     LONG-TERM     SHORT-TERM      EMERGING
                                     BOND FUND     BOND FUND     MARKETS FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends........................   $      --     $      --      $   85,002
 Withholding tax on foreign
  dividends.......................          --            --          (9,307)
 Interest.........................     383,943       462,574           3,144
                                     ---------     ---------      ----------
                      Total Income     383,943       462,574          78,839
Expenses:
 Management and investment
  advisory fees...................      25,041        34,358          45,295
 Distribution fees................      14,595        15,595           6,296
 Administrative service fees......       5,560         6,229           2,754
 Service fees.....................      10,614        11,878           5,258
 Transfer and administrative fees
  - Class J.......................       5,395         6,150           1,872
 Other expenses - Class J.........          --             5               4
                                     ---------     ---------      ----------
                    Total Expenses      61,205        74,215          61,479
                                     ---------     ---------      ----------
  Net Investment Income (Operating
                             Loss)     322,738       388,359          17,360

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions..........      73,551        61,490         431,593
 Foreign currency transactions....          --            --         (14,330)
Change in unrealized
 appreciation/depreciation of:
 Investments......................    (645,508)     (486,868)      1,255,400
 Translation of assets and
  liabilities in foreign
  currencies......................          --            --             395
                                     ---------     ---------      ----------
  Net Realized and Unrealized Gain
         (Loss) on Investments and
                Foreign Currencies    (571,957)     (425,378)      1,673,058
                                     ---------     ---------      ----------
    Net Increase (Decrease) in Net
  Assets Resulting from Operations   $(249,219)    $ (37,019)     $1,690,418
                                     =========     =========      ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                  INTERNATIONAL  INTERNATIONAL   INTERNATIONAL
                                     FUND I         FUND II      SMALLCAP FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends......................   $  123,854     $  204,613       $ 78,476
 Withholding tax on foreign
  dividends.....................      (14,906)       (23,644)        (7,626)
 Interest.......................        7,697          7,195          3,248
                                   ----------     ----------       --------
                    Total Income      116,645        188,164         74,098
Expenses:
 Management and investment
  advisory fees.................       60,195         88,865         36,701
 Distribution fees..............       14,452          7,837          7,067
 Administrative service fees....        2,171          1,712          2,361
 Service fees...................        4,145          3,268          4,503
 Transfer and administrative
  fees - Class J................       10,184          4,628          3,396
 Other expenses - Class J.......           12            201             --
                                   ----------     ----------       --------
            Total Gross Expenses       91,159        106,511         54,028
 Less: Fees paid indirectly.....           --            909             --
                                   ----------     ----------       --------
              Total Net Expenses       91,159        105,602         54,028
                                   ----------     ----------       --------
Net Investment Income (Operating
                           Loss)       25,486         82,562         20,070

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions........     (599,808)      (391,906)       (75,479)
 Foreign currency transactions..       (2,312)        32,408           (905)
 Futures contracts..............           --         (3,758)            --
Change in unrealized
 appreciation/depreciation of:
 Investments....................    1,242,469      2,117,911        813,918
 Translation of assets and
  liabilities in foreign
  currencies....................        1,521       (224,703)           211
                                   ----------     ----------       --------
Net Realized and Unrealized Gain
       (Loss) on Investments and
              Foreign Currencies      641,870      1,529,952        737,745
                                   ----------     ----------       --------
  Net Increase (Decrease) in Net
           Assets Resulting from
                      Operations   $  667,356     $1,612,514       $757,815
                                   ==========     ==========       ========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                   LARGECAP
                                        LARGECAP    LARGECAP     S&P 500 INDEX
                                       BLEND FUND  GROWTH FUND       FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends...........................  $  54,497   $  31,610     $   258,959
 Interest............................      5,211       7,397          25,182
                                       ---------   ---------     -----------
                         Total Income     59,708      39,007         284,141
Expenses:
 Management and investment advisory
  fees...............................     20,570      28,660          31,002
 Distribution fees...................     16,396      10,396          72,276
 Administrative service fees.........      2,145       1,838           6,724
 Registration fees - Class J.........        145          --              --
 Service fees........................      4,095       3,510          12,752
 Shareholder reports - Class J.......         20          --              --
 Transfer and administrative fees -
  Class J............................     11,762       6,915          62,494
                                       ---------   ---------     -----------
                       Total Expenses     55,133      51,319         185,248
                                       ---------   ---------     -----------
     Net Investment Income (Operating
                                Loss)      4,575     (12,312)         98,893

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions.............   (827,553)   (873,625)          8,891
 Futures contracts...................         --          --         (93,370)
 Other investment companies..........         --          --             484
Change in unrealized
 appreciation/depreciation of:
 Investments.........................    304,185     (14,819)     (1,966,764)
 Futures contracts...................      1,830          --          (9,910)
                                       ---------   ---------     -----------
     Net Realized and Unrealized Gain
            (Loss) on Investments and
                   Foreign Currencies   (521,538)   (888,444)     (2,060,669)
                                       ---------   ---------     -----------
Net Increase (Decrease) in Net Assets
            Resulting from Operations  $(516,963)  $(900,756)    $(1,961,776)
                                       =========   =========     ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                         LARGECAP     MIDCAP         MIDCAP
                                        VALUE FUND  BLEND FUND    GROWTH FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends............................  $ 126,511   $   56,648    $     7,528
 Interest.............................      8,575        7,401          2,333
                                        ---------   ----------    -----------
                          Total Income    135,086       64,049          9,861
Expenses:
 Management and investment advisory
  fees................................     30,866       31,879         20,600
 Distribution fees....................     11,673       16,236         10,465
 Administrative service fees..........      3,594        2,755          1,793
 Service fees.........................      6,873        5,259          3,423
 Transfer and administrative fees -
  Class J.............................      4,602       10,955          7,774
                                        ---------   ----------    -----------
                        Total Expenses     57,608       67,084         44,055
                                        ---------   ----------    -----------
Net Investment Income (Operating Loss)     77,478       (3,035)       (34,194)

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions..............   (171,836)      60,658      1,020,319
 Other investment companies...........         34        4,977             --
Change in unrealized
 appreciation/depreciation of:
 Investments..........................    827,940      970,572     (1,551,916)
                                        ---------   ----------    -----------
      Net Realized and Unrealized Gain
     (Loss) on Investments and Foreign
                            Currencies    656,138    1,036,207       (531,597)
                                        ---------   ----------    -----------
 Net Increase (Decrease) in Net Assets
             Resulting from Operations  $ 733,616   $1,033,172    $  (565,791)
                                        =========   ==========    ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                             MIDCAP        MIDCAP      MONEY
                                          S&P 400 INDEX    VALUE       MARKET
                                              FUND          FUND        FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends..............................   $   57,995    $   94,315   $     --
 Interest...............................        4,773        11,189    198,633
                                           ----------    ----------   --------
                            Total Income       62,768       105,504    198,633
Expenses:
 Management and investment advisory fees        8,981        41,988     37,214
 Distribution fees......................       13,411        23,445     33,061
 Administrative service fees............        4,263         2,942      2,604
 Registration fees - Class J............           --            --      9,670
 Service fees...........................        8,109         5,616      4,930
 Shareholder reports - Class J..........           --            --         20
 Transfer and administrative fees -
  Class J...............................        8,248        17,393     19,267
 Other expenses - Class J...............           10            --         --
                                           ----------    ----------   --------
                          Total Expenses       43,022        91,384    106,766
                                           ----------    ----------   --------
  Net Investment Income (Operating Loss)       19,746        14,120     91,867

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions................         (789)      281,389         --
 Futures contracts......................       70,950            --         --
 Other investment companies.............           --         1,152         --
Change in unrealized
 appreciation/depreciation of:
 Investments............................    1,709,059     1,411,529         --
 Futures contracts......................       (6,950)           --         --
                                           ----------    ----------   --------
 Net Realized and Unrealized Gain (Loss)
   on Investments and Foreign Currencies    1,772,270     1,694,070         --
                                           ----------    ----------   --------
   Net Increase (Decrease) in Net Assets
               Resulting from Operations   $1,792,016    $1,708,190   $ 91,867
                                           ==========    ==========   ========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                  PARTNERS        PARTNERS
                                     PACIFIC      LARGECAP     LARGECAP GROWTH
                                    BASIN FUND   BLEND FUND        FUND I
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends........................  $  18,154   $   292,802     $    200,603
 Withholding tax on foreign
  dividends.......................     (2,027)           --               --
 Interest.........................         38        14,894           25,907
                                    ---------   -----------     ------------
                      Total Income     16,165       307,696          226,510
Expenses:
 Management and investment
  advisory fees...................     17,752       132,908          241,773
 Distribution fees................      3,297         6,963            8,559
 Administrative service fees......      1,856         2,291            1,923
 Service fees.....................      3,543         4,371            3,668
 Transfer and administrative fees
  - Class J.......................        427         3,352            5,190
 Other expenses - Class J.........          1            20               19
                                    ---------   -----------     ------------
                    Total Expenses     26,876       149,905          261,132
                                    ---------   -----------     ------------
  Net Investment Income (Operating
                             Loss)    (10,711)      157,791          (34,622)

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions..........   (393,195)   (1,405,388)      (1,612,337)
 Foreign currency transactions....     17,955            --               --
 Other investment companies.......         --         1,007               --
Change in unrealized
 appreciation/depreciation of:
 Investments......................    696,204     1,650,826      (12,416,453)
 Translation of assets and
  liabilities in foreign
  currencies......................    (26,299)           --               --
                                    ---------   -----------     ------------
  Net Realized and Unrealized Gain
 (Loss) on Investments and Foreign
                        Currencies    294,665       246,445      (14,028,790)
                                    ---------   -----------     ------------
    Net Increase (Decrease) in Net
  Assets Resulting from Operations  $ 283,954   $   404,236     $(14,063,412)
                                    =========   ===========     ============



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                   PARTNERS         PARTNERS        PARTNERS
                                LARGECAP GROWTH  LARGECAP VALUE   MIDCAP BLEND
                                    FUND II           FUND            FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends....................     $ 33,367       $   872,996      $ 28,008
 Interest.....................          837            47,892         1,670
                                   --------       -----------      --------
                  Total Income       34,204           920,888        29,678
Expenses:
 Management and investment
  advisory fees...............       38,053           421,196        38,582
 Distribution fees............        6,829             8,298         7,485
 Administrative service fees..        1,745             2,543         1,742
 Service fees.................        3,331             4,854         3,326
 Transfer and administrative
  fees - Class J..............        3,725             4,206         3,948
 Other expenses - Class J.....           42                 3            --
                                   --------       -----------      --------
                Total Expenses       53,725           441,100        55,083
                                   --------       -----------      --------
         Net Investment Income
              (Operating Loss)      (19,521)          479,788       (25,405)

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions......       21,842            55,915        60,841
 Foreign currency transactions          175                --            --
 Futures contracts............        2,620                --            --
Change in unrealized
 appreciation/depreciation of:
 Investments..................       67,745        (4,258,412)      576,967
 Futures contracts............      (23,108)               --            --
 Translation of assets and
  liabilities in foreign
  currencies..................         (957)               --            --
                                   --------       -----------      --------
   Net Realized and Unrealized
    Gain (Loss) on Investments
        and Foreign Currencies       68,317        (4,202,497)      637,808
                                   --------       -----------      --------
Net Increase (Decrease) in Net
         Assets Resulting from
                    Operations     $ 48,796       $(3,722,709)     $612,403
                                   ========       ===========      ========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                     PARTNERS     PARTNERS        PARTNERS
                                      MIDCAP       MIDCAP      SMALLCAP GROWTH
                                    GROWTH FUND  VALUE FUND        FUND I
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends........................  $   3,438    $   65,030     $    20,327
 Interest.........................        818         4,996          11,288
                                    ---------    ----------     -----------
                      Total Income      4,256        70,026          31,615
Expenses:
 Management and investment
  advisory fees...................     25,523        59,876         136,704
 Distribution fees................      6,830         8,031           4,191
 Administrative service fees......      1,969         2,331           1,759
 Service fees.....................      3,759         4,451           3,359
 Transfer and administrative fees
  - Class J.......................      3,466         3,963           1,380
 Other expenses - Class J.........         --             7              --
                                    ---------    ----------     -----------
                    Total Expenses     41,547        78,659         147,393
                                    ---------    ----------     -----------
  Net Investment Income (Operating
                             Loss)    (37,291)       (8,633)       (115,778)

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions..........    277,615       178,403      (1,193,810)
Change in unrealized
 appreciation/depreciation of:
 Investments......................   (114,189)    1,523,035      (1,669,391)
                                    ---------    ----------     -----------
  Net Realized and Unrealized Gain
         (Loss) on Investments and
                Foreign Currencies    163,426     1,701,438      (2,863,201)
                                    ---------    ----------     -----------
    Net Increase (Decrease) in Net
  Assets Resulting from Operations  $ 126,135    $1,692,805     $(2,978,979)
                                    =========    ==========     ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                         PARTNERS       PARTNERS     PRINCIPAL
                                      SMALLCAP GROWTH   SMALLCAP     LIFETIME
                                          FUND II      VALUE FUND    2010 FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends..........................    $   5,317      $  118,729    $256,290
 Interest...........................          861          12,206         495
                                        ---------      ----------    --------
                        Total Income        6,178         130,935     256,785
Expenses:
 Management and investment advisory
  fees..............................       23,234         193,473       8,185
 Distribution fees..................        4,031           9,685       4,356
 Administrative service fees........        1,528           2,212          21
 Service fees.......................        2,917           4,221          43
 Transfer and administrative fees -
  Class J...........................        1,440           6,014       3,772
 Other expenses - Class J...........            1               6           6
                                        ---------      ----------    --------
                      Total Expenses       33,151         215,611      16,383
                                        ---------      ----------    --------
    Net Investment Income (Operating
                               Loss)      (26,973)        (84,676)    240,402

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions............     (203,808)        483,089     (24,198)
 Other investment companies.........           --              --         151
Change in unrealized
 appreciation/depreciation of:
 Investments........................      550,261       7,231,714     (39,572)
                                        ---------      ----------    --------
    Net Realized and Unrealized Gain
           (Loss) on Investments and
                  Foreign Currencies      346,453       7,714,803     (63,619)
                                        ---------      ----------    --------
      Net Increase (Decrease) in Net
    Assets Resulting from Operations    $ 319,480      $7,630,127    $176,783
                                        =========      ==========    ========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                              PRINCIPAL  PRINCIPAL   PRINCIPAL
                                              LIFETIME   LIFETIME    LIFETIME
                                              2020 FUND  2030 FUND   2040 FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends..................................  $228,709   $165,371    $ 84,128
 Interest...................................       575        392         340
                                              --------   --------    --------
                                Total Income   229,284    165,763      84,468
Expenses:
 Management and investment advisory fees....     8,672      7,416       3,984
 Distribution fees..........................     7,999      7,436       2,764
 Administrative service fees................        21         20          22
 Registration fees - Class J................       862         --          --
 Service fees...............................        43         43          43
 Shareholder reports - Class J..............        20         --          --
 Transfer and administrative fees - Class J.     6,066      6,448       2,335
 Other expenses - Class J...................         2         16          50
                                              --------   --------    --------
                              Total Expenses    23,685     21,379       9,198
                                              --------   --------    --------
      Net Investment Income (Operating Loss)   205,599    144,384      75,270

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions....................   (16,202)    (5,612)       (659)
 Other investment companies.................       167        178         146
Change in unrealized
 appreciation/depreciation of:
 Investments................................    17,092     45,192     115,187
                                              --------   --------    --------
  Net Realized and Unrealized Gain (Loss) on
          Investments and Foreign Currencies     1,057     39,758     114,674
                                              --------   --------    --------
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations  $206,656   $184,142    $189,944
                                              ========   ========    ========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                 PRINCIPAL        PRINCIPAL
                               LIFETIME 2050  LIFETIME STRATEGIC   REAL ESTATE
                                   FUND          INCOME FUND          FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends...................    $ 45,069         $ 77,254         $  283,252
 Interest....................          79              133              4,475
                                 --------         --------         ----------
                 Total Income      45,148           77,387            287,727
Expenses:
 Management and investment
  advisory fees..............       2,398            2,296             53,346
 Distribution fees...........       1,301            1,025             18,316
 Administrative service fees.          19               22              3,771
 Service fees................          42               43              7,185
 Transfer and administrative
  fees - Class J.............       1,097              856             12,499
 Other expenses - Class J....          --                6                 --
                                 --------         --------         ----------
               Total Expenses       4,857            4,248             95,117
                                 --------         --------         ----------
        Net Investment Income
             (Operating Loss)      40,291           73,139            192,610

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES
Net realized gain (loss)
 from:
 Investment transactions.....      17,268            5,622            178,536
 Other investment companies..         114               38             27,094
Change in unrealized
 appreciation/depreciation
 of:
 Investments.................      97,242          (23,435)         1,573,578
                                 --------         --------         ----------
  Net Realized and Unrealized
   Gain (Loss) on Investments
       and Foreign Currencies     114,624          (17,775)         1,779,208
                                 --------         --------         ----------
   Net Increase (Decrease) in
    Net Assets Resulting from
                   Operations    $154,915         $ 55,364         $1,971,818
                                 ========         ========         ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                    SMALLCAP
                                         SMALLCAP     SMALLCAP       S&P 600
                                        BLEND FUND   GROWTH FUND   INDEX FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends............................  $   52,086    $  8,634     $   34,435
 Interest.............................      10,835       3,868          3,522
                                        ----------    --------     ----------
                          Total Income      62,921      12,502         37,957
Expenses:
 Management and investment advisory
  fees................................      44,329      31,420          7,605
 Distribution fees....................      19,949      10,386         13,358
 Administrative service fees..........       3,203       2,263          3,622
 Service fees.........................       6,114       4,320          6,906
 Transfer and administrative fees -
  Class J.............................      13,796       6,230          7,674
 Other expenses - Class J.............          --           1             13
                                        ----------    --------     ----------
                        Total Expenses      87,391      54,620         39,178
                                        ----------    --------     ----------
Net Investment Income (Operating Loss)     (24,470)    (42,118)        (1,221)

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions..............     294,263     (26,312)        96,455
 Futures contracts....................      17,708          --         14,245
 Other investment companies...........         597          --            114
Change in unrealized
 appreciation/depreciation of:
 Investments..........................   1,331,542     286,491      2,200,778
 Futures contracts....................      10,800          --         16,575
                                        ----------    --------     ----------
      Net Realized and Unrealized Gain
     (Loss) on Investments and Foreign
                            Currencies   1,654,910     260,179      2,328,167
                                        ----------    --------     ----------
 Net Increase (Decrease) in Net Assets
             Resulting from Operations  $1,630,440    $218,061     $2,326,946
                                        ==========    ========     ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                      SMALLCAP     TECHNOLOGY
                                                     VALUE FUND       FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.........................................  $   82,421   $    25,667
 Withholding tax on foreign dividends..............          --        (2,420)
 Interest..........................................       8,619           100
                                                     ----------   -----------
                                       Total Income      91,040        23,347
Expenses:
 Management and investment advisory fees...........      39,331        36,071
 Distribution fees.................................       8,626         6,059
 Administrative service fees.......................       3,159         1,263
 Service fees......................................       6,032         2,412
 Transfer and administrative fees - Class J........       3,450         3,741
 Other expenses - Class J..........................           1             2
                                                     ----------   -----------
                               Total Gross Expenses      60,599        49,548
 Less: Fees paid indirectly........................          --           323
                                                     ----------   -----------
                                 Total Net Expenses      60,599        49,225
                                                     ----------   -----------
             Net Investment Income (Operating Loss)      30,441       (25,878)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions...........................     532,228      (757,145)
 Foreign currency transactions.....................          --        23,497
 Other investment companies........................       2,009            --
Change in unrealized appreciation/depreciation of:
 Investments.......................................   1,995,839      (343,787)
 Translation of assets and liabilities in foreign
  currencies.......................................          --       (22,428)
                                                     ----------   -----------
         Net Realized and Unrealized Gain (Loss) on
                 Investments and Foreign Currencies   2,530,076    (1,099,863)
                                                     ----------   -----------
    Net Increase (Decrease) in Net Assets Resulting
                                    from Operations  $2,560,517   $(1,125,741)
                                                     ==========   ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                                              BOND & MORTGAGE
                                  BALANCED                      SECURITIES
                                    FUND                           FUND
--------------------------------------------------------------------------------------
                         SIX MONTHS       PERIODS       SIX MONTHS        PERIODS
                           ENDED           ENDED          ENDED            ENDED
                         APRIL 30,      OCTOBER 31,     APRIL 30,       OCTOBER 31,
                            2002        2001 /(A)/         2002         2001 /(A)/
                        ------------  ---------------  ------------  -----------------
--------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   106,471   $   141,242      $   863,270    $   641,582
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........     (329,172)      (97,986)        (144,264)       153,152
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....      168,010      (704,506)        (552,546)       839,975
                         -----------   -----------      -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      (54,691)     (661,250)         166,460      1,634,709
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....      (19,550)         (233)         (55,626)       (87,165)
 Advisors Select.......      (27,110)         (233)         (53,374)       (83,999)
 Class J...............      (69,899)           --         (331,941)       (93,459)/(b)/
 Institutional.........         (218)           --         (301,417)       (50,119)/(b)/
 Preferred.............      (23,137)      (10,951)         (78,315)      (233,105)
 Select................      (21,800)         (233)         (58,049)       (91,179)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....           --            --          (14,250)            --
 Advisors Select.......           --            --          (14,263)            --
 Class J...............           --            --          (56,092)            --
 Institutional.........           --            --          (39,501)            --
 Preferred.............           --            --          (14,269)            --
 Select................           --            --          (14,250)            --
                         -----------   -----------      -----------    -----------
    Total Dividends and
          Distributions     (161,714)      (11,650)      (1,031,347)      (639,026)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....           --     1,214,372               --      2,562,449
 Advisors Select.......       35,935     1,944,940               --      2,562,375
 Class J...............    7,585,829    4,332,049/(b)/   21,061,892     8,133,774/(b)/
 Institutional.........           --       10,053/(b)/   17,148,342     5,554,027/(b)/
 Preferred.............           --     4,700,000        2,212,194      9,700,000
 Select................           --     1,214,339               --      2,562,375
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Select.......        9,556            --               --             --
 Class J...............       68,513            --          383,926        90,388/(b)/
 Institutional.........           --            --          340,622        49,801/(b)/
 Preferred.............           --            --           18,684             --
Shares redeemed:
 Advisors Select.......      (74,370)      (98,397)              --             --
 Class J...............     (832,311)     (268,611)/(b)/ (1,990,657)      (496,201)/(b)/
 Institutional.........           --            --       (1,258,720)      (621,854)/(b)/
 Preferred.............           --    (3,343,050)        (740,659)    (7,387,200)
                         -----------   -----------      -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    6,793,152     9,705,695       37,175,624     22,709,934
                         -----------   -----------      -----------    -----------
         Total Increase
             (Decrease)    6,576,747     9,032,795       36,310,737     23,705,617
NET ASSETS
Beginning of period....    9,032,795            --       23,705,617             --
                         -----------   -----------      -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $15,609,542   $ 9,032,795      $60,016,354    $23,705,617
                         ===========   ===========      ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    77,611   $   130,702      $     9,342    $     4,299
                         ===========   ===========      ===========    ===========



/(a) /Period from December 1, 2000 (date operations commenced) through October
  31, 2001.
/(b) /Period from February 27, 2001 (inception date of Class) through October
  31, 2001.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                 CAPITAL
                               PRESERVATION                   EUROPEAN
                                   FUND                         FUND
----------------------------------------------------------------------------------
                         SIX MONTHS      PERIOD     SIX MONTHS        PERIODS
                           ENDED         ENDED         ENDED           ENDED
                         APRIL 30,    OCTOBER 31,    APRIL 30,      OCTOBER 31,
                            2002       2001 /(A)/      2002         2001 /(B)/
                        ------------  ------------  -----------  -----------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   226,118   $   157,447   $   (2,630)   $    18,600
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........      (38,218)        3,377     (158,726)      (933,212)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....       38,218        (3,377)     491,773       (408,475)
                         -----------   -----------   ----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      226,118       157,447      330,417     (1,323,087)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....      (31,502)      (24,853)     (12,055)            --
 Advisors Select.......      (29,959)      (23,706)     (16,694)            --
 Class J...............      (58,740)      (25,784)      (2,280)            --
 Institutional.........      (38,613)      (30,213)        (211)            --
 Preferred.............      (34,171)      (26,828)     (14,657)            --
 Select................      (33,133)      (26,063)     (13,855)            --
                         -----------   -----------   ----------    -----------
    Total Dividends and
          Distributions     (226,118)     (157,447)     (59,752)            --
CAPITAL SHARE
 TRANSACTIONS
Shares Sold:
 Advisors Preferred....          302     1,650,000           --      1,192,522
 Advisors Select.......          274     1,650,000       16,879      2,227,226
 Class J...............    3,252,094     2,358,712      244,595       283,172/(c)/
 Institutional.........          425     1,750,000           --        14,200/(c)/
 Preferred.............          354     1,650,000           --      4,700,000
 Select................          334     1,650,000           --      1,192,489
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....       31,502        24,165           --             --
 Advisors Select.......       29,959        23,016        6,440             --
 Class J...............       58,602        25,187        1,597             --
 Institutional.........       38,613        29,436           --             --
 Preferred.............       34,167        26,114           --             --
 Select................       33,133        25,359           --             --
Shares redeemed:
 Advisors Select.......           --            --      (63,194)      (323,786)
 Class J...............     (199,224)       (7,846)     (45,191)        (4,674)/(c)/
 Preferred.............           --            --           --     (3,277,500)
                         -----------   -----------   ----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    3,280,535    10,854,143      161,126      6,003,649
                         -----------   -----------   ----------    -----------
         Total Increase
             (Decrease)    3,280,535    10,854,143      431,791      4,680,562
NET ASSETS
Beginning of period....   10,854,143            --    4,680,562             --
                         -----------   -----------   ----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $14,134,678    10,854,143   $5,112,353      4,680,562
                         ===========   ===========   ==========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    22,818   $     8,040   $   (3,095)   $    53,939
                         ===========   ===========   ==========    ===========



/(a) /Period from June 15, 2001 (date operations commenced) through October 31,
  2001.
/(b) /Period from November 30, 2000 (date operations commenced) through October
  31, 2001.
/(c) /Period from February 27, 2001 (inception date of Class) through October
  31, 2001.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                                               HIGH QUALITY
                                 GOVERNMENT                  INTERMEDIATE-TERM
                               SECURITIES FUND                   BOND FUND
--------------------------------------------------------------------------------------
                         SIX MONTHS       PERIODS       SIX MONTHS        PERIODS
                           ENDED           ENDED          ENDED            ENDED
                         APRIL 30,      OCTOBER 31,     APRIL 30,       OCTOBER 31,
                            2002        2001 /(A)/         2002         2001 /(C)/
                        ------------  ---------------  ------------  -----------------
--------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   650,677   $   612,395      $   327,884    $   541,817
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........         (710)       (1,781)          44,774        106,741
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     (157,496)      682,359         (444,852)       587,576
                         -----------   -----------      -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      492,471     1,292,973          (72,194)     1,236,134
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....      (59,576)      (90,341)         (60,226)       (91,554)
 Advisors Select.......      (58,047)      (87,820)         (62,776)       (92,464)
 Class J...............     (207,182)      (59,042)/(b)/    (67,656)       (18,233)/(b)/
 Institutional.........     (211,260)      (37,289)/(b)/       (262)          (388)/(b)/
 Preferred.............      (64,998)     (238,683)         (77,114)      (241,166)
 Select................      (61,999)      (93,579)         (62,699)       (94,867)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....           --            --          (22,075)            --
 Advisors Select.......           --            --          (23,935)            --
 Class J...............           --            --          (15,335)            --
 Institutional.........           --            --              (86)            --
 Preferred.............           --            --          (22,075)            --
 Select................           --            --          (22,075)            --
                         -----------   -----------      -----------    -----------
    Total Dividends and
          Distributions     (663,062)     (606,754)        (436,314)      (538,672)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....           --     2,545,649               --      2,552,849
 Advisors Select.......       16,291     2,586,193           27,616      2,785,160
 Class J...............   14,369,177    4,481,445/(b)/    4,125,177     1,311,061/(b)/
 Institutional.........   11,432,253    3,706,025/(b)/           40         9,959/(b)/
 Preferred.............      158,748     9,712,246        3,559,593      9,700,000
 Select................           --     2,545,576               --      2,552,776
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Select.......          768           466            6,661          4,000
 Class J...............      204,034       55,890/(b)/       78,883        15,029/(b)/
 Institutional.........      211,001       36,939/(b)/           --             --
 Preferred.............        1,498            53           12,889             --
Shares redeemed:
 Advisors Select.......       (2,053)      (14,428)         (99,024)       (24,355)
 Class J...............   (1,477,713)     (244,073)/(b)/   (339,852)       (29,607)/(b)/
 Institutional.........     (861,652)     (414,569)/(b)/         --             --
 Preferred.............      (23,350)   (7,336,800)         (68,011)    (7,358,400)
                         -----------   -----------      -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   24,029,002    17,660,612        7,303,972     11,518,472
                         -----------   -----------      -----------    -----------
         Total Increase
             (Decrease)   23,858,411    18,346,831        6,795,464     12,215,934
NET ASSETS
Beginning of period....   18,346,831            --       12,215,934             --
                         -----------   -----------      -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $42,205,242   $18,346,831      $19,011,398    $12,215,934
                         ===========   ===========      ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    11,873   $     4,637      $     5,792    $     4,201
                         ===========   ===========      ===========    ===========



/(a) /Period from December 1, 2000 (date operations commenced) through October
  31, 2001.
/(b) /Period from February 27, 2001 (inception date of Class) through October
  31, 2001.
/(c) /Period from November 30, 2000 (date operations commenced) through October
  31, 2001.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                HIGH QUALITY                   HIGH QUALITY
                                  LONG-TERM                     SHORT-TERM
                                  BOND FUND                      BOND FUND
--------------------------------------------------------------------------------------
                         SIX MONTHS       PERIODS       SIX MONTHS        PERIODS
                           ENDED           ENDED          ENDED            ENDED
                         APRIL 30,      OCTOBER 31,     APRIL 30,       OCTOBER 31,
                            2002        2001 /(A)/         2002         2001 /(C)/
                        ------------  ---------------  ------------  -----------------
--------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   322,738   $   547,560      $   388,359    $   552,469
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........       73,551        97,611           61,490        129,725
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     (645,508)      607,027         (486,868)       412,270
                         -----------   -----------      -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     (249,219)    1,252,198          (37,019)     1,094,464
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....      (63,411)      (93,773)         (53,026)       (89,216)
 Advisors Select.......      (61,082)      (90,677)         (50,772)       (86,278)
 Class J...............      (57,274)      (17,489)/(b)/    (56,878)       (15,009)/(b)/
 Institutional.........         (273)         (395)/(b)/    (67,952)       (16,021)/(b)/
 Preferred.............      (67,488)     (246,395)         (90,822)      (237,630)
 Select................      (65,862)      (97,039)         (55,424)       (92,429)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....      (21,345)           --          (27,675)            --
 Advisors Select.......      (21,345)           --          (27,701)            --
 Class J...............      (13,902)           --          (14,502)            --
 Institutional.........          (82)           --          (19,765)            --
 Preferred.............      (21,325)           --          (27,675)            --
 Select................      (21,345)           --          (27,675)            --
                         -----------   -----------      -----------    -----------
    Total Dividends and
          Distributions     (414,734)     (545,768)        (519,867)      (536,583)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....           --     2,543,249               --      2,551,979
 Advisors Select.......           --     2,543,176               --      2,551,898
 Class J...............    2,890,048    1,203,093/(b)/    5,488,444     1,006,953/(b)/
 Institutional.........           86        9,914/(b)/    3,768,084     1,304,380/(b)/
 Preferred.............       12,148     9,699,998        2,451,450      9,701,521
 Select................           --     2,543,176               --      2,551,899
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class J...............       67,112       14,107/(b)/       68,164        11,937/(b)/
 Institutional.........           --            --           87,373        15,641/(b)/
 Preferred.............          188            --           33,847             --
Shares redeemed:
 Class J...............     (343,119)      (46,491)/(b)/   (614,105)       (41,019)/(b)/
 Institutional.........           --            --         (346,801)      (125,200)/(b)/
 Preferred.............           --    (7,329,600)         (63,855)    (7,351,200)
                         -----------   -----------      -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    2,626,463    11,180,622       10,872,601     12,178,789
                         -----------   -----------      -----------    -----------
         Total Increase
             (Decrease)    1,962,510    11,887,052       10,315,715     12,736,670
NET ASSETS
Beginning of period....   11,887,052            --       12,736,670             --
                         -----------   -----------      -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $13,849,562   $11,887,052      $23,052,385    $12,736,670
                         ===========   ===========      ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $     5,638   $        --      $     8,559    $       554
                         ===========   ===========      ===========    ===========



/(a) /Period from November 27, 2000 (date operations commenced) through October
  31, 2001.
/(b) /Period from February 27, 2001 (inception date of Class) through October
  31, 2001.
/(c) /Period from November 29, 2000 (date operations commenced) through October
  31, 2001.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                               INTERNATIONAL
                                  EMERGING                    INTERNATIONAL
                                MARKETS FUND                     FUND I
-------------------------------------------------------------------------------------
                        SIX MONTHS       PERIODS       SIX MONTHS        PERIODS
                           ENDED          ENDED          ENDED            ENDED
                         APRIL 30,     OCTOBER 31,     APRIL 30,       OCTOBER 31,
                           2002        2001 /(A)/         2002         2001 /(C)/
                        -----------  ---------------  ------------  -----------------
-------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   17,360   $    42,754      $    25,486    $    23,029
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........     417,263      (856,840)        (602,120)      (935,397)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   1,255,795       (86,580)       1,243,990       (812,117)
                         ----------   -----------      -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   1,690,418      (900,666)         667,356     (1,724,485)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....      (5,372)         (178)              --            (41)
 Advisors Select.......      (3,218)         (178)              --            (41)
 Class J...............        (501)           --               --             --
 Institutional.........      (5,501)           --          (18,386)            --
 Preferred.............      (9,075)       (8,366)          (2,925)        (1,927)
 Select................      (7,657)         (178)          (1,752)           (41)
                         ----------   -----------      -----------    -----------
    Total Dividends and
          Distributions     (31,324)       (8,900)         (23,063)        (2,050)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....          --     1,306,237               --      1,192,522
 Advisors Select.......          --     1,306,349           35,939      1,267,381
 Class J...............   1,131,297      421,384/(b)/    4,855,879     2,633,665/(b)/
 Institutional.........   1,182,336      388,383/(b)/    7,432,436     2,195,337/(b)/
 Preferred.............       1,740     4,700,000          226,860      4,700,000
 Select................          --     1,306,338               --      1,192,489
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class J...............         428            --               --             --
 Institutional.........       5,406            --           18,341             --
Shares redeemed:
 Advisors Select.......          --            --           (7,348)       (18,175)
 Class J...............    (324,939)      (14,770)/(b)/   (417,590)      (154,682)/(b)/
 Institutional.........     (25,976)      (58,543)/(b)/   (196,067)      (305,939)/(b)/
 Preferred.............          --    (3,619,050)         (13,118)    (3,277,500)
                         ----------   -----------      -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   1,970,292     5,736,328       11,935,332      9,425,098
                         ----------   -----------      -----------    -----------
         Total Increase
             (Decrease)   3,629,386     4,826,762       12,579,625      7,698,563
NET ASSETS
Beginning of period....   4,826,762            --        7,698,563             --
                         ----------   -----------      -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $8,456,148   $ 4,826,762      $20,278,188    $ 7,698,563
                         ==========   ===========      ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    3,030   $    31,425      $    22,406    $    22,415
                         ==========   ===========      ===========    ===========



/(a) /Period from November 30, 2000 (date operations commenced) through October
  31, 2001.
/(b) /Period from February 27, 2001 (inception date of Class) through October
  31, 2001.
/(c) /Period from November 28, 2000 (date operations commenced) through October
  31, 2001.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                INTERNATIONAL                 INTERNATIONAL
                                   FUND II                    SMALLCAP FUND
-------------------------------------------------------------------------------------
                         SIX MONTHS       PERIODS      SIX MONTHS        PERIODS
                           ENDED           ENDED          ENDED           ENDED
                         APRIL 30,      OCTOBER 31,     APRIL 30,      OCTOBER 31,
                            2002        2001 /(A)/        2002         2001 /(C)/
                        ------------  ---------------  -----------  -----------------
-------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    82,562   $    16,707      $   20,070    $     9,905
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........     (363,256)   (1,014,024)        (76,384)      (976,503)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    1,893,208      (503,464)        814,129       (425,849)
                         -----------   -----------      ----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    1,612,514    (1,500,781)        757,815     (1,392,447)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....       (3,994)           --              --            (94)
 Advisors Select.......       (2,575)           --              --            (94)
 Class J...............       (1,823)           --              --             --
 Institutional.........      (26,415)           --            (747)            --
 Preferred.............       (6,426)           --            (844)        (4,418)
 Select................       (5,485)           --              --            (94)
                         -----------   -----------      ----------    -----------
    Total Dividends and
          Distributions      (46,718)           --          (1,591)        (4,700)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....           --       933,000              --      1,192,522
 Advisors Select.......           --       932,500              --      1,192,506
 Class J...............    2,507,195    1,103,658/(b)/   1,981,374       767,807/(b)/
 Institutional.........   64,413,937    10,897,666         288,943       202,692/(b)/
 Preferred.............           --       932,000       1,166,214      4,699,990
 Select................           --       932,500              --      1,192,489
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class J...............        1,719            --              --             --
 Institutional.........       17,994            --             718             --
 Preferred.............           --            --              44             --
Shares redeemed:
 Advisors Select.......           --            (1)             --            (13)
 Class J...............     (135,533)      (55,214)/(b)/  (333,099)       (33,360)/(b)/
 Institutional.........   (5,172,743)   (8,046,238)        (11,556)       (46,723)/(b)/
 Preferred.............           --            --        (451,852)    (3,277,500)
                         -----------   -----------      ----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   61,632,569     7,629,871       2,640,786      5,890,410
                         -----------   -----------      ----------    -----------
         Total Increase
             (Decrease)   63,198,365     6,129,090       3,397,010      4,493,263
NET ASSETS
Beginning of period....    6,129,090            --       4,493,263             --
                         -----------   -----------      ----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $69,327,455   $ 6,129,090      $7,890,273    $ 4,493,263
                         ===========   ===========      ==========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   101,256   $    33,566      $   19,187    $     1,667
                         ===========   ===========      ==========    ===========



/(a) /Period from November 27, 2000 (date operations commenced) through October
  31, 2001.
/(b) /Period from February 27, 2001 (inception date of Class) through October
  31, 2001.
/(c) /Period from November 29, 2000 (date operations commenced) through October
  31, 2001.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                  LARGECAP                       LARGECAP
                                 BLEND FUND                     GROWTH FUND
--------------------------------------------------------------------------------------
                         SIX MONTHS       PERIODS       SIX MONTHS        PERIODS
                           ENDED           ENDED          ENDED            ENDED
                         APRIL 30,      OCTOBER 31,     APRIL 30,       OCTOBER 31,
                            2002        2001 /(A)/         2002         2001 /(C)/
                        ------------  ---------------  ------------  -----------------
--------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $     4,575   $    24,562      $   (12,312)   $    (2,523)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........     (827,553)     (448,670)        (873,625)      (527,774)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....      306,015    (1,113,943)         (14,819)    (1,566,137)
                         -----------   -----------      -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     (516,963)   (1,538,051)        (900,756)    (2,096,434)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....       (4,725)          (89)              --             --
 Advisors Select.......       (3,015)          (89)              --             --
 Class J...............       (4,406)           --               --             --
 Institutional.........          (93)           --               --             --
 Preferred.............       (7,862)       (4,183)              --             --
 Select................       (6,638)          (89)              --             --
Tax return of capital
 distributions:
 Advisors Preferred....           --            --               --           (144)
 Advisors Select.......           --            --               --           (144)
 Preferred.............           --            --               --         (6,768)
 Select................           --            --               --           (144)
                         -----------   -----------      -----------    -----------
    Total Dividends and
          Distributions      (26,739)       (4,450)              --         (7,200)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....           --     1,152,271               --      1,036,119
 Advisors Select.......           --     1,152,239               --      1,036,106
 Class J...............    5,623,158    3,038,048/(b)/    3,218,073     1,677,494/(b)/
 Institutional.........           --       10,090/(b)/    6,041,544     1,856,791/(b)/
 Preferred.............          906     4,700,000        1,376,310      4,700,000
 Select................           --     1,152,239               --      1,036,091
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class J...............        4,306            --               --             --
Shares redeemed:
 Advisors Select.......           --            --               --            (12)
 Class J...............     (390,988)     (126,153)/(b)/   (226,595)       (81,324)/(b)/
 Institutional.........           --            --         (156,301)      (266,090)/(b)/
 Preferred.............           --    (3,156,750)              --     (2,808,300)
                         -----------   -----------      -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    5,237,382     7,921,984       10,253,031      8,186,875
                         -----------   -----------      -----------    -----------
         Total Increase
             (Decrease)    4,693,680     6,379,483        9,352,275      6,083,241
NET ASSETS
Beginning of period....    6,379,483            --        6,083,241             --
                         -----------   -----------      -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $11,073,163   $ 6,379,483      $15,435,516    $ 6,083,241
                         ===========   ===========      ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    (2,052)  $    20,112      $   (12,312)   $        --
                         ===========   ===========      ===========    ===========



/(a) /Period from November 28, 2000 (date operations commenced) through October
  31, 2001.
/(b) /Period from February 27, 2001 (inception date of Class) through October
  31, 2001.
/(c) /Period from November 27, 2000 (date operations commenced) through October
  31, 2001.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                  LARGECAP
                                S&P 500 INDEX                    LARGECAP
                                    FUND                        VALUE FUND
--------------------------------------------------------------------------------------
                         SIX MONTHS       PERIODS       SIX MONTHS        PERIODS
                           ENDED           ENDED          ENDED            ENDED
                         APRIL 30,      OCTOBER 31,     APRIL 30,       OCTOBER 31,
                            2002        2001 /(A)/         2002         2001 /(A)/
                        ------------  ---------------  ------------  -----------------
--------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    98,893   $    52,280      $    77,478    $    60,201
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........      (83,995)     (200,708)        (171,802)      (334,377)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (1,976,674)   (2,442,292)         827,940       (469,456)
                         -----------   -----------      -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   (1,961,776)   (2,590,720)         733,616       (743,632)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....       (5,468)         (147)          (6,181)          (116)
 Advisors Select.......       (3,846)         (147)          (8,832)          (116)
 Class J...............      (26,767)           --           (2,399)            --
 Institutional.........          (98)           --          (37,850)            --
 Preferred.............      (25,294)       (6,909)          (9,775)        (5,452)
 Select................       (7,450)         (147)          (8,450)          (116)
                         -----------   -----------      -----------    -----------
    Total Dividends and
          Distributions      (68,923)       (7,350)         (73,487)        (5,800)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....           --     1,209,781               --      1,281,074
 Advisors Select.......       74,754     1,314,071           75,187      3,030,747
 Class J...............   34,695,058    15,365,990/(b)/   1,999,556     1,351,800/(b)/
 Institutional.........           --       10,075/(b)/    7,750,956     2,387,330/(b)/
 Preferred.............   22,899,178     6,087,337        2,720,118      4,699,967
 Select................           --     1,209,739               --      1,281,038
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Select.......          356            --            4,791             --
 Class J...............       26,639            --            2,270             --
 Institutional.........           --            --           37,746             --
 Preferred.............       16,531            --               --             --
Shares redeemed:
 Advisors Select.......       (6,172)      (29,372)        (210,828)      (230,947)
 Class J...............   (2,554,030)     (808,931)/(b)/   (299,028)      (149,368)/(b)/
 Institutional.........           --            --         (199,105)      (351,382)/(b)/
 Preferred.............   (2,770,339)   (3,329,256)              --     (3,543,150)
                         -----------   -----------      -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   52,381,975    21,029,434       11,881,663      9,757,109
                         -----------   -----------      -----------    -----------
         Total Increase
             (Decrease)   50,351,276    18,431,364       12,541,792      9,007,677
NET ASSETS
Beginning of period....   18,431,364            --        9,007,677             --
                         -----------   -----------      -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $68,782,640   $18,431,364      $21,549,469    $ 9,007,677
                         ===========   ===========      ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    70,175   $    44,930      $    58,392    $    54,401
                         ===========   ===========      ===========    ===========



/(a) /Period from December 1, 2000 (date operations commenced) through October
  31, 2001.
/(b) /Period from February 27, 2001 (inception date of Class) through October
  31, 2001.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                   MIDCAP                         MIDCAP
                                 BLEND FUND                     GROWTH FUND
--------------------------------------------------------------------------------------
                         SIX MONTHS       PERIODS       SIX MONTHS        PERIODS
                           ENDED           ENDED          ENDED            ENDED
                         APRIL 30,      OCTOBER 31,     APRIL 30,       OCTOBER 31,
                            2002        2001 /(A)/         2002         2001 /(C)/
                        ------------  ---------------  ------------  -----------------
--------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    (3,035)  $    20,077      $   (34,194)   $   (29,607)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........       65,635      (272,519)       1,020,319     (2,603,612)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....      970,572      (297,333)      (1,551,916)       325,008
                         -----------   -----------      -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    1,033,172      (549,775)        (565,791)    (2,308,211)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....       (2,875)         (170)              --             --
 Advisors Select.......         (754)         (170)              --             --
 Institutional.........          (80)           --               --             --
 Preferred.............       (6,775)       (7,990)              --             --
 Select................       (5,250)         (170)              --             --
Tax return of capital
 distributions:
 Advisors Preferred....           --            --               --            (12)
 Advisors Select.......           --            --               --            (12)
 Preferred.............           --            --               --           (564)
 Select................           --            --               --            (12)
                         -----------   -----------      -----------    -----------
    Total Dividends and
          Distributions      (15,734)       (8,500)              --           (600)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....           --     1,269,574               --      1,118,921
 Advisors Select.......        1,553     1,275,787           11,208      1,140,368
 Class J...............    5,110,802    2,959,165/(b)/    3,565,246     1,755,536/(b)/
 Institutional.........           --       10,072/(b)/           --        10,517/(b)/
 Preferred.............           --     4,700,000               --      4,700,000
 Select................           --     1,269,538               --      1,118,890
Shares redeemed:
 Advisors Select.......         (369)       (1,310)          (1,525)        (5,689)
 Class J...............     (422,783)     (172,527)/(b)/   (412,521)       (62,913)/(b)/
 Preferred.............           --    (3,508,650)              --     (3,056,700)
                         -----------   -----------      -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    4,689,203     7,801,649        3,162,408      6,718,930
                         -----------   -----------      -----------    -----------
         Total Increase
             (Decrease)    5,706,641     7,243,374        2,596,617      4,410,119
NET ASSETS
Beginning of period....    7,243,374            --        4,410,119             --
                         -----------   -----------      -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $12,950,015   $ 7,243,374      $ 7,006,736    $ 4,410,119
                         ===========   ===========      ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    (7,301)  $    11,577      $   (34,194)   $        --
                         ===========   ===========      ===========    ===========



/(a) /Period from December 1, 2000 (date operations commenced) through October
  31, 2001.
/(b) /Period from February 27, 2001 (inception date of Class) through October
  31, 2001.
/(c) /Period from November 27, 2000 (date operations commenced) through October
  31, 2001.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                   MIDCAP                         MIDCAP
                                S&P 400 INDEX                      VALUE
                                    FUND                           FUND
--------------------------------------------------------------------------------------
                         SIX MONTHS       PERIODS       SIX MONTHS        PERIODS
                           ENDED           ENDED          ENDED            ENDED
                         APRIL 30,      OCTOBER 31,     APRIL 30,       OCTOBER 31,
                            2002        2001 /(A)/         2002         2001 /(C)/
                        ------------  ---------------  ------------  -----------------
--------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    19,746   $    25,691      $    14,120    $    34,023
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........       70,161       (11,861)         282,541        246,153
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    1,702,109      (629,832)       1,411,529       (546,456)
                         -----------   -----------      -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    1,792,016      (616,002)       1,708,190       (266,280)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....       (4,546)         (158)          (6,155)          (159)
 Advisors Select.......       (2,264)         (158)          (3,791)          (159)
 Class J...............           --            --           (4,671)            --
 Institutional.........          (93)           --             (103)            --
 Preferred.............       (8,585)       (7,426)         (10,125)        (7,473)
 Select................       (6,956)         (158)          (8,663)          (159)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....       (8,765)           --          (33,178)            --
 Advisors Select.......       (8,758)           --          (33,178)            --
 Class J...............      (19,686)           --         (113,240)            --
 Institutional.........          (69)           --             (252)            --
 Preferred.............       (8,834)           --          (33,150)            --
 Select................       (8,758)           --          (33,150)            --
                         -----------   -----------      -----------    -----------
    Total Dividends and
          Distributions      (77,314)       (7,900)        (279,656)        (7,950)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....           --     1,299,388               --      1,323,625
 Advisors Select.......           --     1,299,456               --      1,323,588
 Class J...............    3,257,763    2,506,919/(b)/   10,212,362     3,552,085/(b)/
 Institutional.........           --       10,177/(b)/           --        10,051/(b)/
 Preferred.............    6,314,036     4,707,687              152      4,700,000
 Select................           --     1,299,438               --      1,323,588
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class J...............       18,977            --          114,911             --
 Preferred.............          319            --               --             --
Shares redeemed:
 Advisors Select.......           --           (14)              --             --
 Class J...............     (350,537)     (136,388)/(b)/   (562,003)      (200,373)/(b)/
 Preferred.............     (871,381)   (3,598,350)              --     (3,670,800)
                         -----------   -----------      -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    8,369,177     7,388,313        9,765,422      8,361,764
                         -----------   -----------      -----------    -----------
         Total Increase
             (Decrease)   10,083,879     6,764,411       11,193,956      8,087,534
NET ASSETS
Beginning of period....    6,764,411            --        8,087,534             --
                         -----------   -----------      -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $16,848,290   $ 6,764,411      $19,281,490    $ 8,087,534
                         ===========   ===========      ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    15,093   $    17,791      $     6,685    $    26,073
                         ===========   ===========      ===========    ===========



/(a) /Period from December 1, 2000 (date operations commenced) through October
  31, 2001.
/(b) /Period from February 27, 2001 (inception date of Class) through October
  31, 2001.
/(c) /Period from November 29, 2000 (date operations commenced) through October
  31, 2001.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                    MONEY
                                   MARKET                        PACIFIC
                                    FUND                        BASIN FUND
-------------------------------------------------------------------------------------
                         SIX MONTHS       PERIODS      SIX MONTHS        PERIODS
                           ENDED           ENDED          ENDED           ENDED
                         APRIL 30,      OCTOBER 31,     APRIL 30,      OCTOBER 31,
                            2002        2001 /(A)/        2002         2001 /(C)/
                        ------------  ---------------  -----------  -----------------
-------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    91,867   $   254,087      $  (10,711)   $   (20,915)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........           --            --        (375,240)      (368,053)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....           --            --         669,905     (1,237,349)
                         -----------   -----------      ----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations       91,867       254,087         283,954     (1,626,317)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....         (598)       (3,667)        (17,541)            --
 Advisors Select.......       (2,908)      (12,551)        (16,089)            --
 Class J...............      (48,615)      (46,367)/(b)/    (2,621)            --
 Institutional.........       (3,115)       (1,665)/(b)/      (200)            --
 Preferred.............      (35,937)     (185,992)        (20,011)            --
 Select................         (694)       (3,845)        (19,154)            --
                         -----------   -----------      ----------    -----------
    Total Dividends and
          Distributions      (91,867)     (254,087)        (75,616)            --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....           --       100,000              --      1,137,320
 Advisors Select.......       82,857       867,307              --      1,137,297
 Class J...............   17,434,476    7,883,440/(b)/      68,267       185,881/(b)/
 Institutional.........      460,714      232,980/(b)/          --        10,053/(b)/
 Preferred.............      346,910     4,700,000              --      4,700,000
 Select................           --       100,000              --      1,137,290
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Select.......        2,361         9,106              --             --
 Class J...............       47,546       43,997/(b)/       1,359             --
 Institutional.........        3,023        1,405/(b)/          --             --
 Preferred.............        2,138            --              --             --
Shares redeemed:
 Advisors Select.......     (237,323)     (209,272)             --             (4)
 Class J...............   (4,098,309)     (658,994)/(b)/    (6,138)        (7,882)/(b)/
 Institutional.........      (90,062)      (48,316)/(b)/        --             --
 Preferred.............       (5,123)           --              --     (3,111,900)
                         -----------   -----------      ----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   13,949,208    13,021,653          63,488      5,188,055
                         -----------   -----------      ----------    -----------
         Total Increase
             (Decrease)   13,949,208    13,021,653         271,826      3,561,738
NET ASSETS
Beginning of period....   13,021,653            --       3,561,738             --
                         -----------   -----------      ----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $26,970,861   $13,021,653      $3,833,564    $ 3,561,738
                         ===========   ===========      ==========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $        --   $        --      $   (9,283)   $    60,451
                         ===========   ===========      ==========    ===========



/(a) /Period from November 28, 2000 (date operations commenced) through October
  31, 2001.
/(b) /Period from February 27, 2001 (inception date of Class) through October
  31, 2001.
/(c) /Period from November 30, 2000 (date operations commenced) through October
  31, 2001.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                  PARTNERS                        PARTNERS
                                  LARGECAP                    LARGECAP GROWTH
                                 BLEND FUND                        FUND I
---------------------------------------------------------------------------------------
                         SIX MONTHS       PERIODS       SIX MONTHS         PERIODS
                           ENDED           ENDED           ENDED            ENDED
                         APRIL 30,      OCTOBER 31,      APRIL 30,       OCTOBER 31,
                            2002        2001 /(A)/         2002          2001 /(C)/
                        ------------  ---------------  -------------  -----------------
---------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   157,791   $   109,580      $    (34,622)   $   (10,078)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........   (1,404,381)     (477,203)       (1,612,337)    (1,470,712)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    1,650,826    (1,657,350)      (12,416,453)         1,190
                         -----------   -----------      ------------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      404,236    (2,024,973)      (14,063,412)    (1,479,600)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....       (1,530)         (183)               --             --
 Advisors Select.......           --          (183)               --             --
 Institutional.........     (136,961)       (8,418)               --             --
 Preferred.............       (4,504)         (183)               --             --
 Select................       (3,353)         (183)               --             --
Tax return of capital
 distributions:
 Advisors Preferred....           --            --                --            (44)
 Advisors Select.......           --            --                --            (44)
 Institutional.........           --            --                --         (2,024)
 Preferred.............           --            --                --            (44)
 Select................           --            --                --            (44)
                         -----------   -----------      ------------    -----------
    Total Dividends and
          Distributions     (146,348)       (9,150)               --         (2,200)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....           --     1,036,166                --        909,100
 Advisors Select.......       12,146     1,062,712            32,510      1,027,526
 Class J...............    2,385,681      625,775/(b)/     2,784,308     1,208,501/(b)/
 Institutional.........   35,668,831    21,244,643       204,106,275     16,243,406
 Preferred.............    1,528,190     1,036,000         1,825,912        909,100
 Select................           --     1,036,000                --        909,100
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Institutional.........      129,942            --                --             --
Shares redeemed:
 Advisors Select.......       (2,623)       (6,955)          (12,550)       (49,811)
 Class J...............     (140,565)      (20,952)/(b)/    (241,175)       (58,685)/(b)/
 Institutional.........   (9,625,878)   (4,713,898)       (8,546,050)    (4,277,981)
 Preferred.............     (209,857)           --           (56,952)            --
                         -----------   -----------      ------------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   29,745,867    21,299,491       199,892,278     16,820,256
                         -----------   -----------      ------------    -----------
         Total Increase
             (Decrease)   30,003,755    19,265,368       185,828,866     15,338,456
NET ASSETS
Beginning of period....   19,265,368            --        15,338,456             --
                         -----------   -----------      ------------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $49,269,123   $19,265,368      $201,167,322    $15,338,456
                         ===========   ===========      ============    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   109,203   $   100,430      $    (34,622)   $        --
                         ===========   ===========      ============    ===========



/(a) /Period from November 29, 2000 (date operations commenced) through October
  31, 2001.
/(b) /Period from February 27, 2001 (inception date of Class) through October
  31, 2001.
/(c) /Period from November 28, 2000 (date operations commenced) through October
  31, 2001.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                  PARTNERS                        PARTNERS
                               LARGECAP GROWTH                 LARGECAP VALUE
                                   FUND II                          FUND
---------------------------------------------------------------------------------------
                         SIX MONTHS       PERIODS       SIX MONTHS         PERIODS
                           ENDED           ENDED           ENDED            ENDED
                         APRIL 30,      OCTOBER 31,      APRIL 30,       OCTOBER 31,
                            2002        2001 /(A)/         2002          2001 /(C)/
                        ------------  ---------------  -------------  -----------------
---------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   (19,521)  $   (19,604)     $    479,788    $   113,467
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........       24,637    (1,403,301)           55,915        135,460
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....       43,680       (74,314)       (4,258,412)      (739,264)
                         -----------   -----------      ------------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations       48,796    (1,497,219)       (3,722,709)      (490,337)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....           --            --                --           (268)
 Advisors Select.......           --            --                --           (268)
 Institutional.........           --            --          (198,033)       (12,328)
 Preferred.............           --            --            (3,241)          (268)
 Select................           --            --            (1,892)          (268)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....           --            --            (4,097)            --
 Advisors Select.......           --            --            (4,097)            --
 Class J...............           --            --            (4,203)            --
 Institutional.........           --            --          (114,771)            --
 Preferred.............           --            --            (4,115)            --
 Select................           --            --            (4,093)            --
Tax return of capital
 distributions:
 Advisors Preferred....           --           (48)               --             --
 Advisors Select.......           --           (48)               --             --
 Institutional.........           --        (2,208)               --             --
 Preferred.............           --           (48)               --             --
 Select................           --           (48)               --             --
                         -----------   -----------      ------------    -----------
    Total Dividends and
          Distributions           --        (2,400)         (338,542)       (13,400)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....           --       892,000                --      1,078,300
 Advisors Select.......           --       892,000                --      1,078,300
 Class J...............    1,998,459      792,880/(b)/     2,782,055       819,925/(b)/
 Institutional.........      342,867     7,403,524       326,149,232     32,593,158
 Preferred.............          137       892,000           720,489      1,078,300
 Select................           --       892,000                --      1,078,300
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class J...............           --            --             3,834             --
 Institutional.........           --            --           302,574             --
 Preferred.............           --            --                40             --
Shares redeemed:
 Class J...............     (235,007)      (38,111)/(b)/    (135,736)       (63,631)/(b)/
 Institutional.........   (1,402,288)   (3,378,422)       (5,781,619)    (8,356,707)
 Preferred.............           --            --           (61,495)            --
                         -----------   -----------      ------------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions      704,168     8,347,871       323,979,374     29,305,945
                         -----------   -----------      ------------    -----------
         Total Increase
             (Decrease)      752,964     6,848,252       319,918,123     28,802,208
NET ASSETS
Beginning of period....    6,848,252            --        28,802,208             --
                         -----------   -----------      ------------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 7,601,216   $ 6,848,252      $348,720,331    $28,802,208
                         ===========   ===========      ============    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   (19,470)  $      (124)     $    376,689    $   100,067
                         ===========   ===========      ============    ===========



/(a) /Period from November 30, 2000 (date operations commenced) through October
  31, 2001.
/(b) /Period from February 27, 2001 (inception date of Class) through October
  31, 2001.
/(c) /Period from November 27, 2000 (date operations commenced) through October
  31, 2001.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                PARTNERS                    PARTNERS
                              MIDCAP BLEND                   MIDCAP
                                  FUND                    GROWTH FUND
--------------------------------------------------------------------------------
                        SIX MONTHS     PERIOD     SIX MONTHS        PERIODS
                           ENDED        ENDED        ENDED           ENDED
                         APRIL 30,   OCTOBER 31,   APRIL 30,      OCTOBER 31,
                           2002      2001 /(A)/      2002         2001 /(B)/
                        -----------  -----------  -----------  -----------------
--------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  (25,405)  $  (20,064)  $  (37,291)   $   (46,014)
Net realized gain
 (loss) from
 investment
 transactions.........      60,841     (332,813)     277,615     (2,214,095)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     576,967     (323,322)    (114,189)       364,123
                         ----------   ----------   ----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     612,403     (676,199)     126,135     (1,895,986)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....          --      835,000           --      1,151,121
 Advisors Select.......          --      835,003           --      1,151,087
 Class J...............   1,468,645    1,501,497    1,980,374       884,225/(c)/
 Institutional.........     952,348    2,196,153           --        10,371/(c)/
 Preferred.............      22,591      835,000           --      4,700,000
 Select................          --      835,000           --      1,151,089
Shares redeemed:
 Class J...............    (146,558)     (75,993)    (206,397)       (69,003)/(c)/
 Institutional.........    (362,760)      (2,190)          --             --
 Preferred.............          --           --           --     (3,153,300)
                         ----------   ----------   ----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   1,934,266    6,959,470    1,773,977      5,825,590
                         ----------   ----------   ----------    -----------
         Total Increase
             (Decrease)   2,546,669    6,283,271    1,900,112      3,929,604
NET ASSETS
Beginning of period....   6,283,271           --    3,929,604             --
                         ----------   ----------   ----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $8,829,940   $6,283,271   $5,829,716    $ 3,929,604
                         ==========   ==========   ==========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  (25,405)  $       --   $  (37,291)   $        --
                         ==========   ==========   ==========    ===========



/(a) /Period from March 1, 2001 (date operations commenced) through October 31,
  2001.
/(b) /Period from November 29, 2000 (date operations commenced) through October
  31, 2001.
/(c) /Period from February 27, 2001 (inception date of Class) through October
  31, 2001.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                  PARTNERS                       PARTNERS
                                   MIDCAP                     SMALLCAP GROWTH
                                 VALUE FUND                       FUND I
--------------------------------------------------------------------------------------
                         SIX MONTHS       PERIODS       SIX MONTHS        PERIODS
                           ENDED           ENDED          ENDED            ENDED
                         APRIL 30,      OCTOBER 31,     APRIL 30,       OCTOBER 31,
                            2002        2001 /(A)/         2002         2001 /(A)/
                        ------------  ---------------  ------------  -----------------
--------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    (8,633)  $    10,141      $  (115,778)   $   (58,570)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........      178,403      (396,110)      (1,193,810)    (1,822,952)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    1,523,035      (186,062)      (1,669,391)      (161,519)
                         -----------   -----------      -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    1,692,805      (572,031)      (2,978,979)    (2,043,041)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....           --           (86)              --             --
 Advisors Select.......           --           (86)              --             --
 Institutional.........      (12,067)       (3,956)              --             --
 Preferred.............         (200)          (86)              --             --
 Select................           --           (86)              --             --
                         -----------   -----------      -----------    -----------
    Total Dividends and
          Distributions      (12,267)       (4,300)              --             --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....           --     1,027,900               --        896,500
 Advisors Select.......       59,653     1,108,132               --        896,500
 Class J...............    2,175,214    1,059,896/(b)/      653,036       363,709/(b)/
 Institutional.........    9,487,398     6,899,605       64,809,318     10,633,627
 Preferred.............           --     1,027,900           20,406        896,500
 Select................           --     1,027,900               --        896,500
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Institutional.........        9,167            --               --             --
Shares redeemed:
 Advisors Select.......       (5,974)      (23,832)              --             --
 Class J...............     (260,892)      (68,463)/(b)/    (37,043)        (6,771)/(b)/
 Institutional.........   (1,729,790)   (3,823,798)      (2,721,528)    (3,689,903)
 Preferred.............           --            --           (2,931)            --
                         -----------   -----------      -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    9,734,776     8,235,240       62,721,258     10,886,662
                         -----------   -----------      -----------    -----------
         Total Increase
             (Decrease)   11,415,314     7,658,909       59,742,279      8,843,621
NET ASSETS
Beginning of period....    7,658,909            --        8,843,621             --
                         -----------   -----------      -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $19,074,223   $ 7,658,909      $68,585,900    $ 8,843,621
                         ===========   ===========      ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   (15,059)  $     5,841      $  (115,778)   $        --
                         ===========   ===========      ===========    ===========



/(a) /Period from November 28, 2000 (date operations commenced) through October
  31, 2001.
/(b) /Period from February 27, 2001 (inception date of Class) through October
  31, 2001.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                  PARTNERS                     PARTNERS
                              SMALLCAP GROWTH                  SMALLCAP
                                  FUND II                     VALUE FUND
-----------------------------------------------------------------------------------
                        SIX MONTHS       PERIODS       SIX MONTHS        PERIOD
                           ENDED          ENDED           ENDED          ENDED
                         APRIL 30,     OCTOBER 31,      APRIL 30,     OCTOBER 31,
                           2002        2001 /(A)/         2002         2001 /(C)/
                        -----------  ---------------  -------------  --------------
-----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  (26,973)  $   (28,273)     $    (84,676)   $   (19,156)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    (203,808)   (1,439,283)          483,089        206,970
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     550,261      (465,179)        7,231,714       (574,049)
                         ----------   -----------      ------------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     319,480    (1,932,735)        7,630,127       (386,235)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....          --            --           (12,383)            --
 Advisors Select.......          --            --           (12,383)            --
 Class J...............          --            --           (25,930)            --
 Institutional.........          --            --          (112,290)            --
 Preferred.............          --            --           (12,383)            --
 Select................          --            --           (12,383)            --
Tax return of capital
 distributions:
 Advisors Preferred....          --           (48)               --             --
 Advisors Select.......          --           (48)               --             --
 Institutional.........          --        (2,208)               --             --
 Preferred.............          --           (48)               --             --
 Select................          --           (48)               --             --
                         ----------   -----------      ------------    -----------
    Total Dividends and
          Distributions          --        (2,400)         (187,752)            --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....          --       867,700                --        835,000
 Advisors Select.......          --       867,700                --        835,003
 Class J...............     815,650      391,808/(b)/     2,727,493      1,541,510
 Institutional.........     594,485     5,146,120        94,319,702      8,084,650
 Preferred.............          --       867,699         1,897,496        835,000
 Select................          --       867,700                --        835,000
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class J...............          --            --            13,695             --
 Institutional.........          --            --            99,907             --
Shares redeemed:
 Advisors Preferred....        (200)           --                --             --
 Class J...............     (87,781)      (22,216)/(b)/    (424,842)       (26,565)
 Institutional.........    (750,604)   (3,078,572)       (4,443,455)    (2,072,020)
 Preferred.............          --            --              (664)            --
                         ----------   -----------      ------------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     571,550     5,907,939        94,189,332     10,867,578
                         ----------   -----------      ------------    -----------
         Total Increase
             (Decrease)     891,030     3,972,804       101,631,707     10,481,343
NET ASSETS
Beginning of period....   3,972,804            --        10,481,343             --
                         ----------   -----------      ------------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $4,863,834   $ 3,972,804      $112,113,050    $10,481,343
                         ==========   ===========      ============    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  (26,973)  $        --      $    (84,676)   $        --
                         ==========   ===========      ============    ===========



/(a) /Period from November 29, 2000 (date operations commenced) through October
  31, 2001.
/(b) /Period from February 27, 2001 (date operations commenced) through October
  31, 2001.
/(c) /Period from March 1, 2001 (date operations commenced) through October 31,
  2001.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                 PRINCIPAL                     PRINCIPAL
                                  LIFETIME                      LIFETIME
                                 2010 FUND                     2020 FUND
------------------------------------------------------------------------------------
                         SIX MONTHS      PERIODS       SIX MONTHS       PERIODS
                           ENDED          ENDED          ENDED           ENDED
                         APRIL 30,     OCTOBER 31,     APRIL 30,      OCTOBER 31,
                            2002        2001 /(A)/        2002         2001 /(A)/
                        ------------  --------------  ------------  ----------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   240,402   $   36,297      $   205,599    $   16,445
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........      (24,047)           5          (16,035)           --
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....      (39,572)     (73,349)          17,092       (51,941)
                         -----------   ----------      -----------    ----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      176,783      (37,047)         206,656       (35,496)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....         (101)          --              (81)           --
 Advisors Select.......          (84)          --              (63)           --
 Class J...............       (6,653)          --           (9,377)           --
 Institutional.........     (126,781)          --          (88,639)           --
 Preferred.............         (132)          --             (112)           --
 Select................         (120)          --             (100)           --
                         -----------   ----------      -----------    ----------
    Total Dividends and
          Distributions     (133,871)          --          (98,372)           --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....           --       10,000               --        10,000
 Advisors Select.......           --       10,003               --        10,003
 Class J...............    3,149,158     500,873/(b)/    4,960,721     1,186,427/(b)/
 Institutional.........   15,780,117    4,381,514       18,697,717     2,872,558
 Preferred.............           --       10,000               --        10,000
 Select................           --       10,000               --        10,000
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class J...............        6,008           --            8,932            --
 Institutional.........      126,623           --           88,502            --
Shares redeemed:
 Class J...............     (254,226)      (8,468)/(b)/   (366,054)      (18,937)/(b)/
 Institutional.........     (476,784)     (11,021)        (205,797)      (32,439)
                         -----------   ----------      -----------    ----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   18,330,896    4,902,901       23,184,021     4,047,612
                         -----------   ----------      -----------    ----------
         Total Increase
             (Decrease)   18,373,808    4,865,854       23,292,305     4,012,116
NET ASSETS
Beginning of period....    4,865,854           --        4,012,116            --
                         -----------   ----------      -----------    ----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $23,239,662   $4,865,854      $27,304,421    $4,012,116
                         ===========   ==========      ===========    ==========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   142,833   $   36,297      $   123,672    $   16,445
                         ===========   ==========      ===========    ==========



/(a) /Period from March 1, 2001 (date operations commenced) through October 31,
  2001.
/(b) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                 PRINCIPAL                      PRINCIPAL
                                  LIFETIME                      LIFETIME
                                 2030 FUND                      2040 FUND
-------------------------------------------------------------------------------------
                         SIX MONTHS      PERIODS       SIX MONTHS        PERIODS
                           ENDED          ENDED          ENDED            ENDED
                         APRIL 30,     OCTOBER 31,     APRIL 30,       OCTOBER 31,
                            2002        2001 /(A)/        2002         2001 /(A)/
                        ------------  --------------  ------------  -----------------
-------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   144,384   $   15,477      $    75,270    $     6,889
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........       (5,434)     (49,484)            (513)       (47,756)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....       45,192      (30,181)         115,187        116,352
                         -----------   ----------      -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      184,142      (64,188)         189,944         75,485
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....          (87)          --              (79)            --
 Advisors Select.......          (70)          --              (61)            --
 Class J...............       (9,705)          --           (3,139)            --
 Institutional.........      (78,185)          --          (55,389)            --
 Preferred.............         (118)          --             (111)            --
 Select................         (106)          --              (99)            --
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....           --           --               (5)            --
 Advisors Select.......           --           --               (5)            --
 Class J...............           --           --             (286)            --
 Institutional.........           --           --           (1,952)            --
 Preferred.............           --           --               (5)            --
 Select................           --           --               (5)            --
                         -----------   ----------      -----------    -----------
    Total Dividends and
          Distributions      (88,271)          --          (61,136)            --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....           --       10,000               --         10,000
 Advisors Select.......           --       10,003               --         10,003
 Class J...............    4,940,392     889,283/(b)/    1,941,465       377,371/(b)/
 Institutional.........   14,092,278    4,400,771        6,099,856      4,676,454
 Preferred.............           --       10,000               --         10,000
 Select................           --       10,000               --         10,000
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class J...............        9,177           --            2,944             --
 Institutional.........       78,043           --           57,199             --
Shares redeemed:
 Class J...............     (273,156)     (30,831)/(b)/   (126,194)       (26,861)/(b)/
 Institutional.........     (733,568)    (541,477)        (338,276)    (1,791,323)
                         -----------   ----------      -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   18,113,166    4,757,749        7,636,994      3,275,644
                         -----------   ----------      -----------    -----------
         Total Increase
             (Decrease)   18,209,037    4,693,561        7,765,802      3,351,129
NET ASSETS
Beginning of period....    4,693,561           --        3,351,129             --
                         -----------   ----------      -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $22,902,598   $4,693,561      $11,116,931    $ 3,351,129
                         ===========   ==========      ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    71,881   $   15,477      $    23,281    $     6,889
                         ===========   ==========      ===========    ===========



/(a) /Period from March 1, 2001 (date operations commenced) through October 31,
  2001.
/(b) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                 PRINCIPAL                   PRINCIPAL
                               LIFETIME 2050             LIFETIME STRATEGIC
                                   FUND                     INCOME FUND
---------------------------------------------------------------------------------
                        SIX MONTHS      PERIODS      SIX MONTHS       PERIODS
                           ENDED         ENDED          ENDED          ENDED
                         APRIL 30,    OCTOBER 31,     APRIL 30,     OCTOBER 31,
                           2002        2001 /(A)/       2002        2001 /(A)/
                        -----------  --------------  -----------  ---------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   40,291   $    4,907      $   73,139    $   14,453
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........      17,382      (27,791)          5,660       (22,462)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....      97,242      (96,015)        (23,435)        1,320
                         ----------   ----------      ----------    ----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     154,915     (118,899)         55,364        (6,689)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....         (83)          --            (121)           --
 Advisors Select.......         (66)          --            (103)           --
 Class J...............      (2,555)          --          (1,369)           --
 Institutional.........     (37,008)          --         (43,948)           --
 Preferred.............        (114)          --            (151)           --
 Select................        (102)          --            (139)           --
                         ----------   ----------      ----------    ----------
    Total Dividends and
          Distributions     (39,928)          --         (45,831)           --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....          --       10,000              --        10,000
 Advisors Select.......          --       10,003              --        10,003
 Class J...............     518,971     292,056/(b)/     527,096      104,752/(b)/
 Institutional.........   2,630,493    2,692,577       4,295,932     2,089,041
 Preferred.............          --       10,000              --        10,000
 Select................          --       10,000              --        10,000
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class J...............       2,075           --             529            --
 Institutional.........      36,870           --          43,771            --
Shares redeemed:
 Class J...............     (31,163)      (3,329)/(b)/    (3,445)           --
 Institutional.........    (277,610)    (327,977)       (829,307)     (459,798)
                         ----------   ----------      ----------    ----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   2,879,636    2,693,330       4,034,576     1,773,998
                         ----------   ----------      ----------    ----------
         Total Increase
             (Decrease)   2,994,623    2,574,431       4,044,109     1,767,309
NET ASSETS
Beginning of period....   2,574,431           --       1,767,309            --
                         ----------   ----------      ----------    ----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $5,569,054   $2,574,431      $5,811,418    $1,767,309
                         ==========   ==========      ==========    ==========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    6,244   $    4,907      $   41,761    $   14,453
                         ==========   ==========      ==========    ==========



/(a) /Period from March 1, 2001 (date operations commenced) through October 31,
  2001.
/(b) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                 REAL ESTATE                     SMALLCAP
                                    FUND                        BLEND FUND
--------------------------------------------------------------------------------------
                         SIX MONTHS       PERIODS       SIX MONTHS        PERIODS
                           ENDED           ENDED          ENDED            ENDED
                         APRIL 30,      OCTOBER 31,     APRIL 30,       OCTOBER 31,
                            2002        2001 /(A)/         2002         2001 /(C)/
                        ------------  ---------------  ------------  -----------------
--------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   192,610   $   244,032      $   (24,470)   $    13,927
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........      205,630      (160,774)         312,568          5,879
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    1,573,578       132,977        1,342,342        181,081
                         -----------   -----------      -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    1,971,818       216,235        1,630,440        200,887
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....      (42,791)         (878)            (576)          (124)
 Advisors Select.......      (41,730)         (878)              --           (124)
 Class J...............      (93,834)           --               --             --
 Institutional.........         (408)           --              (67)            --
 Preferred.............      (47,320)      (41,266)          (4,949)        (5,828)
 Select................      (45,362)         (878)          (3,203)          (124)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....           --            --           (2,329)            --
 Advisors Select.......           --            --           (2,365)            --
 Class J...............           --            --           (6,064)            --
 Institutional.........           --            --              (18)            --
 Preferred.............           --            --           (2,325)            --
 Select................           --            --           (2,327)            --
                         -----------   -----------      -----------    -----------
    Total Dividends and
          Distributions     (271,445)      (43,900)         (24,223)        (6,200)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....           --     1,231,623               --      1,352,319
 Advisors Select.......       69,141     1,287,813           14,882      1,381,976
 Class J...............    8,562,006    2,279,661/(b)/    8,561,263     2,706,380/(b)/
 Institutional.........           53        9,947/(b)/           --        10,179/(b)/
 Preferred.............    2,610,528     4,703,139               --      4,699,998
 Select................           --     1,231,589               --      1,352,337
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Select.......        1,355            --               37             --
 Class J...............       90,836            --            5,868             --
 Preferred.............          295            --               --             --
Shares redeemed:
 Advisors Select.......       (4,572)      (17,615)          (2,946)        (9,693)
 Class J...............   (1,038,655)     (132,616)/(b)/   (598,598)      (139,365)/(b)/
 Preferred.............      (69,991)   (3,394,800)              --     (3,757,050)
                         -----------   -----------      -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   10,220,996     7,198,741        7,980,506      7,597,081
                         -----------   -----------      -----------    -----------
         Total Increase
             (Decrease)   11,921,369     7,371,076        9,586,723      7,791,768
NET ASSETS
Beginning of period....    7,371,076            --        7,791,768             --
                         -----------   -----------      -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $19,292,445   $ 7,371,076      $17,378,491    $ 7,791,768
                         ===========   ===========      ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   121,297   $   200,132      $   (25,538)   $     7,727
                         ===========   ===========      ===========    ===========



/(a) /Period from November 30, 2000 (date operations commenced) through October
  31, 2001.
/(b) /Period from February 27, 2001 (inception date of Class) through October
  31, 2001.
/(c) /Period from November 28, 2000 (date operations commenced) through October
  31, 2001.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                 SMALLCAP
                                  SMALLCAP                        S&P 600
                                 GROWTH FUND                    INDEX FUND
--------------------------------------------------------------------------------------
                         SIX MONTHS       PERIODS       SIX MONTHS        PERIODS
                           ENDED           ENDED          ENDED            ENDED
                         APRIL 30,      OCTOBER 31,     APRIL 30,       OCTOBER 31,
                            2002        2001 /(A)/         2002         2001 /(C)/
                        ------------  ---------------  ------------  -----------------
--------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   (42,118)  $   (40,763)     $    (1,221)   $    13,204
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........      (26,312)     (185,260)         110,814         88,151
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....      286,491    (1,279,595)       2,217,353        (84,149)
                         -----------   -----------      -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      218,061    (1,505,618)       2,326,946         17,206
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....           --            --             (138)          (130)
 Advisors Select.......           --            --               --           (130)
 Institutional.........           --            --              (60)            --
 Preferred.............           --            --           (4,595)        (6,110)
 Select................           --            --           (2,852)          (130)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....      (44,671)           --          (17,289)            --
 Advisors Select.......      (45,576)           --          (17,303)            --
 Class J...............      (78,415)           --          (30,601)            --
 Institutional.........      (36,811)           --             (127)            --
 Preferred.............      (44,587)           --          (17,372)            --
 Select................      (44,587)           --          (17,289)            --
                         -----------   -----------      -----------    -----------
    Total Dividends and
          Distributions     (294,647)           --         (107,626)        (6,500)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....           --     1,238,523               --      1,406,426
 Advisors Select.......        7,780     1,277,858               --      1,406,387
 Class J...............    3,690,802    1,647,376/(b)/    3,196,442     2,170,071/(b)/
 Institutional.........    2,190,601      699,394/(b)/           --        10,220/(b)/
 Preferred.............       84,600     4,700,000        6,049,956      4,705,145
 Select................           --     1,238,489               --      1,406,387
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Select.......          948            --               --             --
 Class J...............       74,425            --           29,332             --
 Institutional.........       36,425            --               --             --
 Preferred.............           --            --              142             --
Shares redeemed:
 Advisors Select.......       (6,182)      (23,964)              --             --
 Class J...............     (451,067)      (65,420)/(b)/   (310,308)      (136,925)/(b)/
 Institutional.........      (64,975)     (102,801)/(b)/         --             --
 Preferred.............      (41,418)   (3,415,500)        (846,027)    (3,919,200)
                         -----------   -----------      -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    5,521,939     7,193,955        8,119,537      7,048,511
                         -----------   -----------      -----------    -----------
         Total Increase
             (Decrease)    5,445,353     5,688,337       10,338,857      7,059,217
NET ASSETS
Beginning of period....    5,688,337            --        7,059,217             --
                         -----------   -----------      -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $11,133,690   $ 5,688,337      $17,398,074    $ 7,059,217
                         ===========   ===========      ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   (42,118)  $        --      $    (2,162)   $     6,704
                         ===========   ===========      ===========    ===========



/(a) /Period from November 27, 2000 (date operations commenced) through October
  31, 2001.
/(b) /Period from February 27, 2001 (inception date of Class) through October
  31, 2001.
/(c) /Period from November 30, 2000 (date operations commenced) through October
  31, 2001.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                  SMALLCAP                      TECHNOLOGY
                                 VALUE FUND                        FUND
--------------------------------------------------------------------------------------
                         SIX MONTHS       PERIODS       SIX MONTHS        PERIODS
                           ENDED           ENDED          ENDED            ENDED
                         APRIL 30,      OCTOBER 31,     APRIL 30,       OCTOBER 31,
                            2002        2001 /(A)/         2002         2001 /(C)/
                        ------------  ---------------  ------------  -----------------
--------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    30,441   $    48,748      $   (25,878)   $   (28,215)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........      534,237       344,430         (733,648)    (1,658,405)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    1,995,839      (156,172)        (366,215)      (947,370)
                         -----------   -----------      -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    2,560,517       237,006       (1,125,741)    (2,633,990)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....       (5,130)         (258)              --             --
 Advisors Select.......       (2,627)         (258)              --             --
 Institutional.........      (19,221)           --           (1,923)            --
 Preferred.............       (9,312)      (12,126)              --             --
 Select................       (7,644)         (258)              --             --
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....      (58,062)           --               --             --
 Advisors Select.......      (58,061)           --               --             --
 Class J...............      (43,513)           --               --             --
 Institutional.........      (68,619)           --               --             --
 Preferred.............      (58,012)           --               --             --
 Select................      (58,061)           --               --             --
                         -----------   -----------      -----------    -----------
    Total Dividends and
          Distributions     (388,262)      (12,900)          (1,923)            --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....           --     1,356,975               --        800,475
 Advisors Select.......           --     1,356,937               --        800,574
 Class J...............    1,831,167      902,895/(b)/    1,520,015     1,247,740/(b)/
 Institutional.........    4,407,919    1,388,257/(b)/    4,383,699      6,649,990
 Preferred.............       85,429     4,699,994            2,992        800,481
 Select................           --     1,356,938               --        800,489
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class J...............       39,125            --               --             --
 Institutional.........       87,311            --            1,453             --
Shares redeemed:
 Class J...............     (150,885)     (102,589)/(b)/   (162,705)       (89,545)/(b)/
 Institutional.........     (116,621)     (205,602)/(b)/ (1,617,923)    (3,449,797)
 Preferred.............      (84,405)   (3,770,850)              --             --
 Select................           --            (1)              --             --
                         -----------   -----------      -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    6,099,040     6,982,954        4,127,531      7,560,407
                         -----------   -----------      -----------    -----------
         Total Increase
             (Decrease)    8,271,295     7,207,060        2,999,867      4,926,417
NET ASSETS
Beginning of period....    7,207,060            --        4,926,417             --
                         -----------   -----------      -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $15,478,355   $ 7,207,060      $ 7,926,284    $ 4,926,417
                         ===========   ===========      ===========    ===========
Undistributed Net
 Investment Income
 (Operating Loss)......  $    22,355   $    35,848      $    (6,095)   $    (1,767)
                         ===========   ===========      ===========    ===========



/(a) /Period from November 29, 2000 (date operations commenced) through October
  31, 2001.
/(b) /Period from February 27, 2001 (inception date of Class) through October
  31, 2001.
/(c) /Period from November 27, 2000 (date operations commenced) through October
  31, 2001.
See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal Investors Fund, Inc. (the "Fund") consists of 44 funds (Balanced Fund, Bond & Mortgage Securities Fund, Capital Preservation Fund, European Fund, Government Securities Fund, High Quality Intermediate-Term Bond Fund, High Quality Long-Term Bond Fund, High Quality Short-Term Bond Fund, International Emerging Markets Fund, International Fund I, International Fund II, International SmallCap Fund, LargeCap Blend Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, MidCap Growth Fund, MidCap S&P 400 Index Fund, MidCap Value Fund, Money Market Fund, Pacific Basin Fund, Partners LargeCap Blend Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Blend Fund, Partners MidCap Growth Fund, Partners MidCap Value Fund, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II, Partners SmallCap Value Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, Real Estate Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap S&P 600 Index Fund, SmallCap Value Fund, and Technology Fund; known as the "Funds") with a fiscal year end of October 31, and one portfolio (International Securities Portfolio; known as the "Portfolio") with a fiscal year end of December 31. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry. The financial statements presented herein consists of the Funds.

All classes of shares for each fund represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund's Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:



SECURITY VALUATION. . Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund and Principal LifeTime Strategic Income Fund (collectively the "Principal LifeTime Funds") primarily invest in a combination of other funds (the "Underlying Funds") managed by Principal Management Corporation ("the Manager"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Money Market Fund values its securities at amortized cost, which approximates market. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund.

The Funds (with the exception of the Money Market Fund and the Principal LifeTime Funds) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and foreign securities, the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Fund's Board of Directors. Short-term securities are valued at amortized cost, which approximates market.

With respect to the Capital Preservation Fund, the valuation of wrapper agreements (see Operating Policies) will generally be equal to the difference between the book value and the market value of the covered assets plus the accrued crediting rate income, and will be reflected as an asset or liability of the fund. The Board of Directors has adopted policies and procedures that set forth the steps to be followed by the Manager to establish a fair value of each wrapper agreement.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)



FOREIGN SECURITIES. . Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of each fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by the Manager under procedures established and regularly reviewed by the Fund's Board of Directors. To the extent each fund invests in foreign securities listed on foreign exchanges which trade on days on which a fund does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, each fund's net asset value could be significantly affected on days when shareholders do not have access to the fund.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

The value of foreign securities in foreign currency amounts is expressed in U.S. dollars at the closing daily rate of exchange. The identified cost of the fund holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.



INCOME AND INVESTMENT TRANSACTIONS. . The Funds record investment transactions generally one day after the trade date, except for short-term investment transactions, which are recorded generally on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized, over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (traded shares outstanding for Money Market
Fund) of each class.

With respect to the Capital Preservation Fund, the crediting rate income represents the difference between the actual interest earned on covered assets under the wrapper agreements (see Operating Policies) and the contractual rate of interest pursuant to the terms of the wrapper agreements.



EXPENSES. . Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of traded shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class. Expenses included in the statements of operations of the Principal LifeTime Funds reflect the expenses of each Principal LifeTime Fund and do not include any expenses associated with the Underlying Funds.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)



DISTRIBUTIONS TO SHAREHOLDERS . With respect to the Capital Preservation Fund, all net investment income is declared as dividends daily to shareholders of record as of that day; distributions of net realized gain from investment transactions are recorded on ex-dividend date. With respect to the Money Market Fund, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, contra crediting rate income and mortgage-backed securities. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.



FEDERAL INCOME TAXES. . No provision for federal income taxes is considered necessary because each of the Funds is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.



OTHER . The Financial Accounting Standards Board recently approved the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Funds have adopted the provisions of the Guide.


3. OPERATING POLICIES



FEES PAID INDIRECTLY. . Certain of the Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances is used to offset a portion of each fund's expenses. These amounts are reflected in the statements of operations.



FUTURES CONTRACTS. . The Funds may enter into futures contracts as a hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included in the net unrealized appreciation (depreciation) of investments on the statement of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund's cost basis in the contract. .




JOINT TRADING ACCOUNT. . Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating funds' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments.



LINE OF CREDIT. . The Funds participate with other funds managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .5%. Additionally, a commitment fee is charged at the annual rate of .09% on the amount of the line of credit. The commitment fee is allocated among the participating funds in proportion to their average net assets during each calendar quarter. At April 30, 2002, the High Quality Short-Term Bond Fund and the Partners LargeCap Blend Fund had outstanding borrowings of $355,000 and $2,765,000, respectively, at an annual rate of 2.38%. No other funds had outstanding borrowings at April 30, 2002, under the line of credit.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
3. OPERATING POLICIES (CONTINUED)



SHORT SALES . The Funds may engage in "short sales against the box." This technique involves selling either a security owned by a fund, or a security equivalent in kind and amount to the security sold short that the fund has the right to obtain, for delivery at a specified date in the future. A fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a fund loses the opportunity to participate in the gain.



WRAPPER AGREEMENTS . The Capital Preservation Fund enters into wrapper agreements with wrap providers. A wrapper agreement is a derivative instrument that is designed to protect the fund from investment losses and under most circumstances maintain a constant net asset value per share. Under normal circumstances, the value of the wrapper agreement is expected to vary inversely with the market value of the fund's assets covered ("covered assets") by the wrapper agreement.

If the market value of the covered assets is less than their book value, the wrapper agreements are assets of the fund with a value equal to the difference. If the market value of the covered assets is more than their book value, the wrapper agreements are liabilities of the fund with a value equal to the excess. The book value of the wrapper agreement is equal to the purchase price of covered assets less the sale price of covered assets sold to cover share redemptions plus interest accrued at the crediting rate.


4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES



MANAGEMENT SERVICES. . The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each fund's average daily net assets. The annual rates used in this calculation for the Funds are as follows:

 Balanced Fund                                                                  0.50%   Partners LargeCap Blend Fund   0.75  %
 Bond & Mortgage Securities Fund                                                0.55   Partners LargeCap Growth Fund   0.75
                                                                                       I
 Capital Preservation Fund                                                      0.52   Partners LargeCap Growth Fund   1.00
                                                                                       II
 European Fund                                                                  1.00    Partners LargeCap Value Fund   0.80
 Government Securities Fund                                                     0.40    Partners MidCap Blend Fund     1.00
 High Quality Intermediate-Term Bond Fund                                       0.40    Partners MidCap Growth Fund    1.00
 High Quality Long-Term Bond Fund                                               0.40    Partners MidCap Value Fund     1.00
 High Quality Short-Term Bond Fund                                              0.40   Partners SmallCap Growth Fund   1.10
                                                                                       I
 International Emerging Markets Fund                                            1.35   Partners SmallCap Growth Fund   1.00
                                                                                       II
 International Fund I                                                           0.90    Partners SmallCap Value Fund   1.00
 International Fund II                                                          1.00   Principal LifeTime 2010 Fund    0.1225
 International SmallCap Fund                                                    1.20   Principal LifeTime 2020 Fund    0.1225
 LargeCap Blend Fund                                                            0.45   Principal LifeTime 2030 Fund    0.1225
 LargeCap Growth Fund                                                           0.55   Principal LifeTime 2040 Fund    0.1225
 LargeCap S&P 500 Index Fund                                                    0.15   Principal LifeTime 2050 Fund    0.1225
 LargeCap Value Fund                                                            0.45   Principal LifeTime Strategic    0.1225
                                                                                       Income Fund
 MidCap Blend Fund                                                              0.65    Real Estate Fund               0.85
 MidCap Growth Fund                                                             0.65    SmallCap Blend Fund            0.75
 MidCap S&P 400 Index Fund                                                      0.15    SmallCap Growth Fund           0.75
 MidCap Value Fund                                                              0.65   SmallCap S&P 600 Index Fund     0.15
 Money Market Fund                                                              0.40    SmallCap Value Fund            0.75
 Pacific Basin Fund                                                             1.00   Technology Fund                 1.00


In addition to the management fee, Advisors Preferred, Advisors Select, Preferred and Select classes of shares of each fund pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class's average daily net assets. The annual rate for the service fee and the administrative service fee are .17% and .09%, respectively, for the Advisors Preferred Class and Preferred Class; and .25% and .13%, respectively, for the Advisors Select Class and Select Class. Class J shares of each fund reimburses the Manager for transfer and administrative services. The Manager has agreed to provide portfolio accounting services for the Funds. Currently, there is no charge for these services.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Manager has contractually agreed to reduce its fees and/or pay expenses for Class J shares of each fund and to reimburse up to .04% of the wrapper agreement premiums for the Capital Preservation Fund. The reductions and reimbursements are in amounts that maintain total operating expenses within certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class on an annualized basis during the reporting period.



DISTRIBUTION FEES. . The Advisors Preferred, Advisors Select and Class J shares of each fund bear distribution fees of 0.31%, 0.37% and 0.50%, respectively. The fee is computed at an annual rate of the average daily net assets attributable to each class. Distribution fees are paid to Princor Financial Services Corporation, a portion of which may be paid to other selling dealers for providing certain services.




CONTINGENT DEFERRED SALES CHARGE (CDSC). . Class J shares are subject to a 1% CDSC on certain redemptions made within 18 months of purchase. The charge is based on the lesser of the current market value or the cost of shares being redeemed. Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC. The aggregate amount of these charges retained by Princor Financial Services Corporation for the period ended April 30, 2002, were as follows:

 Balanced Fund               $ 4,900    Partners LargeCap Blend       $  725
                                        Fund
 Bond & Mortgage               8,735    Partners LargeCap Growth       1,890
 Securities Fund                        Fund I
 Capital Preservation Fund       936    Partners LargeCap Growth       1,689
                                        Fund II
 European Fund                   135    Partners LargeCap Value          473
                                        Fund
 Government Securities         5,201    Partners MidCap Blend Fund       624
 Fund
 High Quality                  1,147    Partners MidCap Growth         1,358
 Intermediate-Term Bond                 Fund
 Fund
 High Quality Long-Term        1,701    Partners MidCap Value Fund       500
 Bond Fund
 High Quality Short-Term         972    Partners SmallCap Growth         212
 Bond Fund                              Fund I
 International Emerging          525    Partners SmallCap Growth         294
 Markets Fund                           Fund II
 International Fund I          2,202    Partners SmallCap Value        1,069
                                        Fund
 International Fund II         1,025    Principal LifeTime 2010        2,502
                                        Fund
 International SmallCap        1,213    Principal LifeTime 2020        3,079
 Fund                                   Fund
 LargeCap Blend Fund           1,952    Principal LifeTime 2030        1,615
                                        Fund
 LargeCap Growth Fund          1,462    Principal LifeTime 2040          701
                                        Fund
 LargeCap S&P 500 Index       14,550    Principal LifeTime 2050          156
 Fund                                   Fund
 LargeCap Value Fund           1,869    Principal LifeTime                34
                                        Strategic Income Fund
 MidCap Blend Fund             2,342    Real Estate Fund               2,448
 MidCap Growth Fund            1,630    SmallCap Blend Fund            2,463
 MidCap S&P 400 Index Fund     2,095    SmallCap Growth Fund           1,360
 MidCap Value Fund             3,964    SmallCap S&P 600 Index         1,931
                                        Fund
 Money Market Fund            17,869    SmallCap Value Fund              624
 Pacific Basin Fund                7    Technology Fund                  680

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)



AFFILIATED OWNERSHIP. . At April 30, 2002, Principal Life Insurance Company owned shares of the Funds as follows:

                         ADVISORS   ADVISORS
                         PREFERRED   SELECT   CLASS J  INSTITUTIONAL  PREFERRED   SELECT
                         ---------  --------  -------  -------------  ---------  ---------
 Balanced Fund            125,002    125,118   10,428       1,043       125,000   124,999
 Bond & Mortgage          250,005    250,232    9,671         966       250,000   249,998
 Securities Fund
 Capital Preservation     170,426    170,162  169,811     181,637       170,877   170,702
 Fund
 European Fund            125,054    125,051   10,299       1,490       121,733   124,929
 Government Securities    250,005    250,233    9,756         976       250,000   249,998
 Fund
 High Quality             250,005    249,998    9,709         971       250,000   249,997
 Intermediate-Term Bond
 Fund
 High Quality Long-Term   250,241    250,234    9,653         965       250,000   250,234
 Bond Fund
 High Quality             250,005    250,233    9,775         978       250,000   249,998
 Short-Term Bond Fund
 International Emerging   125,222    125,219    9,662         966       125,000   125,109
 Markets Fund
 International Fund I     125,123    125,241   10,449      77,851       125,000   125,120
 International Fund II    100,097    100,195   10,730     100,000       100,097   100,097
 International SmallCap   125,002    125,120   10,460       1,046       125,000   124,999
 Fund
 LargeCap Blend Fund      125,002    125,125   11,123       1,112       125,000   124,999
 LargeCap Growth Fund     125,144    125,141   12,903     209,472       125,000   125,140
 LargeCap S&P 500 Index   125,122    125,118   10,515       1,052       125,000   124,999
 Fund
 LargeCap Value Fund      125,114    125,111    9,728     129,231       125,000   124,999
 MidCap Blend Fund        125,002    125,112    9,970         997       125,000   124,999
 MidCap Growth Fund       125,262    125,259   12,469       1,247       125,000   125,129
 MidCap S&P 400 Index     125,223    125,110    9,921         992       125,000   125,109
 Fund
 MidCap Value Fund        125,110    125,107    9,488         949       125,000   124,999
 Money Market Fund        100,000    100,000  100,000      10,000     4,700,000   100,000
 Pacific Basin Fund       125,110    125,107   11,236       1,121       124,062   125,107
 Partners LargeCap        100,000    100,173    9,728     100,000       100,087   100,087
 Blend Fund
 Partners LargeCap        100,100    100,201   11,534     100,000       100,000   100,100
 Growth Fund I
 Partners LargeCap        100,102    100,205   11,779     100,000       100,102   100,102
 Growth Fund II
 Partners LargeCap        100,166    100,166    9,174     100,000       100,083   100,083
 Value Fund
 Partners MidCap Blend     83,500     83,500   82,500      83,500        83,500    83,500
 Fund
 Partners MidCap Growth   125,128    125,251   11,751       1,175       125,000   125,125
 Fund
 Partners MidCap Value    100,175    100,175    9,737     100,000       100,087   100,087
 Fund
 Partners SmallCap        100,204    100,204   11,933     100,000       100,102   100,102
 Growth Fund I
 Partners SmallCap        100,212    100,212   12,547     100,000       100,106   100,106
 Growth Fund II
 Partners SmallCap         83,500     83,500   82,500      83,500        83,500    83,500
 Value Fund
 Principal LifeTime         1,000      1,000    9,960       1,000         1,000     1,000
 2010 Fund
 Principal LifeTime         1,000      1,000    9,980       1,000         1,000     1,000
 2020 Fund
 Principal LifeTime         1,000      1,000   10,000       1,000         1,000     1,000
 2030 Fund
 Principal LifeTime         1,000      1,000   10,020       1,000         1,000     1,000
 2040 Fund
 Principal LifeTime         1,000      1,000   10,030       1,000         1,000     1,000
 2050 Fund
 Principal LifeTime         1,000      1,000    9,930       1,000         1,000     1,000
 Strategic Income Fund
 Real Estate Fund         125,119    125,116   10,060       1,006       125,000   124,999
 SmallCap Blend Fund      125,214    125,210    9,497      51,181       125,000   125,105
 SmallCap Growth Fund     125,235    125,115   10,834       1,083       125,000   124,999
 SmallCap S&P 600 Index   125,104    125,202    9,183         918       125,000   125,100
 Fund
 SmallCap Value Fund      125,108    125,104    9,363         936       125,000   125,104
 Technology Fund          100,116    100,232   13,193     100,000       100,116   100,116

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)



AFFILIATED BROKERAGE COMMISSIONS. . No brokerage commissions were paid by the Funds to Princor Financial Services Corporation during the period. Brokerage commissions were paid to other affiliates by the Partners LargeCap Value Fund, Partners MidCap Value Fund, and Partners SmallCap Growth Fund I in the amounts of $438,007, $21,719, and $21,785, respectively.


5.  INVESTMENT TRANSACTIONS

For the period ended April 30, 2002, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows:

                                               PURCHASES              SALES
                                        ------------------------  -------------
 Balanced Fund                                $  9,135,330         $ 3,132,799
 Bond & Mortgage Securities Fund                36,989,196           8,967,345
 Capital Preservation Fund                       3,815,984             932,017
 European Fund                                   3,288,456           3,224,329
 Government Securities Fund                     27,783,925           5,646,455
 High Quality Intermediate-Term Bond            10,378,463           3,809,512
 Fund
 High Quality Long-Term Bond Fund                9,851,904           7,839,134
 High Quality Short-Term Bond Fund              24,280,651          13,952,067
 International Emerging Markets Fund             7,360,528           5,485,809
 International Fund I                           15,408,102           4,267,187
 International Fund II                          74,209,047          14,321,742
 International SmallCap Fund                     4,212,373           1,738,619
 LargeCap Blend Fund                            11,992,249           6,686,012
 LargeCap Growth Fund                            9,339,821           1,079,870
 LargeCap S&P 500 Index Fund                    69,655,566          20,863,864
 LargeCap Value Fund                            18,777,117           6,709,283
 MidCap Blend Fund                               7,878,030           3,307,040
 MidCap Growth Fund                             10,122,720           7,163,740
 MidCap S&P 400 Index Fund                      10,592,293           2,730,093
 MidCap Value Fund                              21,385,939          12,005,702
 Pacific Basin Fund                              1,425,132           1,446,303
 Partners LargeCap Blend Fund                   41,571,581          13,385,555
 Partners LargeCap Growth Fund I               225,142,697          34,317,934
 Partners LargeCap Growth Fund II                6,983,216           6,641,021
 Partners LargeCap Value Fund                  312,506,525           3,343,922
 Partners MidCap Blend Fund                      7,623,386           5,411,658
 Partners MidCap Growth Fund                     6,621,714           5,226,161
 Partners MidCap Value Fund                     15,261,416           7,054,715
 Partners SmallCap Growth Fund I                69,843,794          11,245,545
 Partners SmallCap Growth Fund II                5,392,883           5,023,599
 Partners SmallCap Value Fund                   96,841,643           7,638,835
 Principal LifeTime 2010 Fund                   18,844,719             663,511
 Principal LifeTime 2020 Fund                   23,517,643             463,057
 Principal LifeTime 2030 Fund                   19,185,312             806,240
 Principal LifeTime 2040 Fund                    8,122,584             453,651
 Principal LifeTime 2050 Fund                    3,337,830             440,124
 Principal LifeTime Strategic Income             4,974,292             882,236
 Fund
 Real Estate Fund                               12,601,974           2,878,570
 SmallCap Blend Fund                            13,515,806           6,627,144
 SmallCap Growth Fund                           11,837,388           7,027,076
 SmallCap S&P 600 Index Fund                    10,451,973           2,924,078
 SmallCap Value Fund                            11,291,531           5,989,039
 Technology Fund                                 9,251,044           5,082,073

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS

The Funds may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the fund commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the fund, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. As of April 30, 2002, the Funds had TBA purchase commitments involving securities with face amounts, cost, and market values as follows:

                           FACE AMOUNT           COST             MARKET VALUE
                           -----------  -----------------------  --------------
 Balanced Fund             $  240,000         $  249,488           $  250,663
 Bond & Mortgage            3,100,000          3,147,914            3,166,398
 Securities Fund
 Government Securities      4,100,000          4,133,000            4,157,668
 Fund
 High Quality               1,250,000          1,272,195            1,283,493
 Intermediate-Term Bond
 Fund
 High Quality Long-Term        60,000             59,887               60,750
 Bond Fund

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)

At April 30, 2002, net federal income tax unrealized appreciation (depreciation) of investments held by the Funds was composed of the following:

                                                                   TAX COST              GROSS UNREALIZED            NET UNREALIZED
                                                                                -----------------------------------   APPRECIATION
                                                                OF INVESTMENTS                                        (DEPRECIATION)
                                                                 IN SECURITIES  APPRECIATION       (DEPRECIATION)
                                                                --------------  ------------       --------------    OF INVESTMENTS
                                                                                                                     ---------------
 Balanced Fund                                                   $ 16,306,822   $         581,014  $    (1,17              $       (
 Bond & Mortgage Securities Fund                                   61,967,707             588,334         (30
 Capital Preservation Fund                                         13,805,710             157,130          (1
 European Fund                                                      4,786,050             381,946         (35
 Government Securities Fund                                        45,357,741             549,451          (2
 High Quality Intermediate-Term Bond Fund                          19,986,974             319,201         (17
 High Quality Long-Term Bond Fund                                  13,714,636             189,612         (22
 High Quality Short-Term Bond Fund                                 23,141,998             206,670         (28
 International Emerging Markets Fund                                7,266,164           1,242,098         (13                     1,
 International Fund I                                              19,995,975           1,117,552         (87
 International Fund II                                             66,058,371           2,923,274       (1,42                     1,
 International SmallCap Fund                                        7,426,114             905,672         (56
 LargeCap Blend Fund                                               12,112,618             387,082       (1,52                    (1,
 LargeCap Growth Fund                                              17,087,404             564,905       (2,25                    (1,
 LargeCap S&P 500 Index Fund                                       73,217,472           2,874,443       (7,30                    (4,
 LargeCap Value Fund                                               23,598,915           1,325,180       (1,02
 MidCap Blend Fund                                                 12,111,371           1,160,829         (48
 MidCap Growth Fund                                                 8,487,571             371,519       (1,83                    (1,
 MidCap S&P 400 Index Fund                                         15,700,632           2,253,753       (1,18                     1,
 MidCap Value Fund                                                 18,287,102           1,293,333         (43
 Pacific Basin Fund                                                 4,311,548             208,405         (76                      (
 Partners LargeCap Blend Fund                                      47,053,553           2,986,673       (3,12                      (
 Partners LargeCap Growth Fund I                                  204,758,089           3,942,713      (17,13                   (13,
 Partners LargeCap Growth Fund II                                   7,147,251             335,267         (44                      (
 Partners LargeCap Value Fund                                     336,964,965          12,768,161      (17,76                    (5,
 Partners MidCap Blend Fund                                         8,466,681             968,793         (81
 Partners MidCap Growth Fund                                        5,223,104             623,557         (43
 Partners MidCap Value Fund                                        15,568,781           1,611,002         (35                     1,
 Partners SmallCap Growth I Fund                                   65,552,636           4,280,448       (6,15                    (1,
 Partners SmallCap Growth II Fund                                   4,608,708             149,626         (19
 Partners SmallCap Value Fund                                     100,533,494           8,875,983       (2,44                     6,
 Principal LifeTime 2010 Fund                                      23,076,932             261,174         (39                      (
 Principal LifeTime 2020 Fund                                      27,078,050             421,353         (47
 Principal LifeTime 2030 Fund                                      22,558,612             422,863         (46
 Principal LifeTime 2040 Fund                                      10,919,039             361,688         (18
 Principal LifeTime 2050 Fund                                       5,586,505             133,854         (14
 Principal LifeTime Strategic Income Fund                           5,845,282              50,247          (8
 Real Estate Fund                                                  17,179,638           1,810,755         (10                     1,
 SmallCap Blend Fund                                               15,647,574           2,279,703         (75                     1,
 SmallCap Growth Fund                                              12,304,261             967,530       (2,19                    (1,
 SmallCap S&P 600 Index Fund                                       16,690,512           2,873,458         (74                     2,
 SmallCap Value Fund                                               13,755,157           2,204,131         (37                     1,
 Technology Fund                                                    9,206,068             203,982       (1,84                    (1,


The Funds' investments are with various issuers in various industries. The schedules of investments contained herein summarize concentrations of credit risk by issuer and industry.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)




FOREIGN CURRENCY CONTRACTS. . At April 30, 2002, certain funds owned forward contracts to both purchase and sell foreign currencies at specified future dates at fixed exchange rates. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by each fund as an unrealized gain or loss. When the contract is closed, each fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

                                                                             VALUE AT    NET UNREALIZED
                         FOREIGN CURRENCY   CONTRACTS TO                    APRIL 30,     APPRECIATION
                        PURCHASE CONTRACTS     ACCEPT      IN EXCHANGE FOR     2002      (DEPRECIATION)
                        ------------------  -------------  ---------------  ----------  ----------------
 European Fund          British Pound            128,000     $  181,248     $  185,935      $ 4,687
                        Euro                     115,917        101,239        104,268        3,029
 International Fund II  Australian Dollar        124,273         64,931         66,389        1,458
                        British Pound          1,513,000      2,179,255      2,193,254       13,999
                        Euro                   1,291,000      1,141,570      1,159,980       18,410
                        Hong Kong Dollar         771,676         98,911         98,942           31
                        Japanese Yen         134,797,463      1,027,786      1,050,476       22,690
                        Swiss Franc              166,635        100,000        102,897        2,897
 Pacific Basin Fund     Australian Dollar         30,000         15,729         16,003          274
                        Hong Kong Dollar         696,805         89,315         89,338           23
                        Japanese Yen          16,158,994        125,079        126,172        1,093
                        Korean Won            62,561,700         47,000         48,293        1,293
 Technology Fund        British Pound            185,000        263,096        268,702        5,606
                        Euro                     548,000        479,774        492,818       13,044
                        Hong Kong Dollar         110,000         14,100         14,104            4
                        Japanese Yen          17,817,218        137,251        138,849        1,598

5.  INVESTMENT TRANSACTIONS (CONTINUED)

                                                                                            VALUE AT    NET UNREALIZED
                                        FOREIGN CURRENCY   CONTRACTS TO                    APRIL 30,     APPRECIATION
                                         SALE CONTRACTS       DELIVER     IN EXCHANGE FOR     2002      (DEPRECIATION)
                                        -----------------  -------------  ---------------  ----------  ----------------
 European Fund                          British Pound           138,000     $  198,015     $  200,166     $  (2,151)
                                        Euro                    247,292        216,887        222,048        (5,161)
                                        Swiss Franc             664,296        402,328        410,273        (7,945)
 International Fund II                  Australian Dollar       785,372        418,715        419,491          (776)
                                        British Pound         1,524,796      2,190,594      2,210,513       (19,919)
                                        Euro                  1,698,316      1,486,682      1,526,992       (40,310)
                                        Hong Kong Dollar      3,379,327        432,873        433,200          (327)
                                        Japanese Yen        491,177,775      3,749,317      3,830,245       (80,928)
                                        Korean Won          156,901,500        119,000        121,116        (2,116)
                                        Swiss Franc           7,752,570      4,652,508      4,787,335      (134,827)
                                        Taiwan Dollar         3,508,049        100,087        101,164        (1,077)
 Pacific Basin Fund                     Australian Dollar        49,727         26,022         26,597          (575)
                                        Hong Kong Dollar      2,169,008        277,535        277,915          (380)
                                        Japanese Yen         50,621,492        382,568        394,711       (12,143)
                                        Korean Won          126,118,647         95,350         97,354        (2,004)
                                        Singapore Dollar        216,748        119,732        119,753           (21)
                                        Taiwan Dollar         2,851,247         81,348         82,223          (875)
                                        Thailand Baht           677,583         15,508         15,664          (156)
 Partners LargeCap                      Euro                     45,845         41,159         41,246           (87)
   Growth Fund II                       Swiss Franc             168,671        103,443        104,189          (746)
 Technology Fund                        British Pounds          240,000        342,664        348,671        (6,007)
                                        Danish Kroner         1,315,000        154,928        159,381        (4,453)
                                        Euro                    679,000        592,706        611,021       (18,315)
                                        Hong Kong Dollar        125,916         16,138         16,144            (6)
                                        Japanese Yen         18,247,672        140,276        142,288        (2,012)
                                        Korean Won           85,702,500         65,000         66,156        (1,156)
                                        Singapore Dollar        140,513         77,345         77,633          (288)
                                        Swiss Franc             137,630         82,131         85,001        (2,870)
                                        Taiwan Dollar         5,316,524        151,684        153,316        (1,632)

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------


The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of each fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, each fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS

                                                                          BOND & MORTGAGE    CAPITAL
                                                                BALANCED    SECURITIES     PRESERVATION   EUROPEAN
                                                                  FUND         FUND            FUND         FUND
                                                                --------  ---------------  ------------   --------
 PERIOD ENDED APRIL 30, 2002:
 Shares sold:
  Advisors Preferred..........................................       --            --             --          --
  Advisors Select.............................................    3,890            --             --       2,155
  Class J.....................................................  828,499     2,029,078        325,155      30,080
  Institutional...............................................       --     1,655,298             --          --
  Preferred...................................................       --       213,265             --          --
  Select......................................................       --            --             --          --
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................       --            --          3,180          --
  Advisors Select.............................................    1,042            --          3,023         819
  Class J.....................................................    7,488        37,143          5,912         199
  Institutional...............................................       --        33,023          3,904          --
  Preferred...................................................       --         1,820          3,452          --
  Select......................................................       --            --          3,347          --
 Shares redeemed:
  Advisors Preferred..........................................       --            --             --          --
  Advisors Select.............................................   (8,010)           --             --      (7,895)
  Class J.....................................................  (91,021)     (192,258)       (19,920)     (5,565)
  Institutional...............................................       --      (121,957)            --          --
  Preferred...................................................       --       (72,177)            --          --
  Select......................................................       --            --             --          --
                                                                -------     ---------        -------      ------
                                       Net Increase (Decrease)  741,888     3,583,235        328,053      19,793
                                                                =======     =========        =======      ======

Transactions in Capital Shares by fund were as follows:

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                            BOND & MORTGAGE    CAPITAL
                                                                 BALANCED     SECURITIES     PRESERVATION   EUROPEAN
                                                                   FUND          FUND            FUND         FUND
                                                                ----------  ---------------  ------------   --------
 PERIODS ENDED OCTOBER 31, 2001:
 Shares sold:
  Advisors Preferred..........................................    125,002       250,005         165,000      125,054
  Advisors Select.............................................    204,839       250,232         165,000      242,541
  Class J.....................................................    461,238       778,881         235,872       31,108
  Institutional...............................................      1,043       529,536         175,000        1,490
  Preferred...................................................    470,000       970,000         165,000      466,733
  Select......................................................    124,999       249,998         165,000      124,929
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................         --            --           2,417           --
  Advisors Select.............................................         --            --           2,302           --
  Class J.....................................................         --         8,617           2,518           --
  Institutional...............................................         --         4,747           2,944           --
  Preferred...................................................         --            --           2,611           --
  Select......................................................         --            --           2,536           --
 Shares redeemed:
  Advisors Preferred..........................................         --            --              --           --
  Advisors Select.............................................    (10,585)           --              --      (37,752)
  Class J.....................................................    (29,441)      (47,182)           (785)        (542)
  Institutional...............................................         --       (58,829)             --           --
  Preferred...................................................   (345,000)     (720,000)             --     (345,000)
  Select......................................................         --            --              --           --
                                                                ----------    ---------       ---------     --------
                                       Net Increase (Decrease)  1,002,095     2,216,005       1,085,415      608,561
                                                                =========     =========       =========     ========

Transactions in Capital Shares by fund were as follows:

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                GOVERNMENT    HIGH QUALITY     HIGH QUALITY   HIGH QUALITY
                                                                SECURITIES  INTERMEDIATE-TERM   LONG-TERM      SHORT-TERM
                                                                   FUND         BOND FUND       BOND FUND         BOND
                                                                ----------  -----------------  ------------   ------------
 PERIOD ENDED APRIL 30, 2002:
 Shares sold:
  Advisors Preferred..........................................         --            --               --              --
  Advisors Select.............................................      1,582         2,705               --              --
  Class J.....................................................  1,387,911       401,455          280,660         540,775
  Institutional...............................................  1,104,814            --               --         370,775
  Preferred...................................................     15,363       350,347            1,206         242,564
  Select......................................................         --            --               --              --
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................         --            --               --              --
  Advisors Select.............................................         74           653               --              --
  Class J.....................................................     19,777         7,712            6,572           6,734
  Institutional...............................................     20,453            --               --           8,632
  Preferred...................................................        146         1,266               19           3,352
  Select......................................................         --            --               --              --

 Shares redeemed:
  Advisors Preferred..........................................         --            --               --              --
  Advisors Select.............................................       (199)       (9,720)              --              --
  Class J.....................................................   (142,662)      (33,264)         (33,442)        (60,481)
  Institutional...............................................    (83,667)           --               --         (34,243)
  Preferred...................................................     (2,270)       (6,663)              --          (6,313)
  Select......................................................         --            --               --              --
                                                                ---------       -------          -------       ---------
                                       Net Increase (Decrease)  2,321,322       714,491          255,015       1,071,795
                                                                =========       =======          =======       =========

Transactions in Capital Shares by fund were as follows:

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                GOVERNMENT    HIGH QUALITY     HIGH QUALITY   HIGH QUALITY
                                                                SECURITIES  INTERMEDIATE-TERM   LONG-TERM      SHORT-TERM
                                                                   FUND         BOND FUND       BOND FUND         BOND
                                                                ----------  -----------------  ------------   ------------
 PERIODS ENDED OCTOBER 31, 2001:
 Shares sold:
  Advisors Preferred..........................................    250,005        250,005          250,241        250,005
  Advisors Select.............................................    254,200        272,509          250,234        250,233
  Class J.....................................................    434,697        126,095          115,757         97,315
  Institutional...............................................    357,194            971              965        125,595
  Preferred...................................................    971,173        970,000          970,000        970,000
  Select......................................................    249,998        249,997          250,234        249,998
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................         --             --               --             --
  Advisors Select.............................................         45            386               --             --
  Class J.....................................................      5,396          1,437            1,349          1,147
  Institutional...............................................      3,556             --               --          1,502
  Preferred...................................................          5             --               --             --
  Select......................................................         --             --               --             --
 Shares redeemed:
  Advisors Preferred..........................................         --             --               --             --
  Advisors Select.............................................     (1,410)        (2,364)              --             --
  Class J.....................................................    (23,507)        (2,836)          (4,421)        (3,927)
  Institutional...............................................    (39,596)            --               --        (11,910)
  Preferred...................................................   (720,000)      (720,000)        (720,000)      (720,000)
  Select......................................................         --             --               --             --
                                                                ---------      ---------        ---------      ---------
                                       Net Increase (Decrease)  1,741,756      1,146,200        1,114,359      1,209,958
                                                                =========      =========        =========      =========

Transactions in Capital Shares by fund were as follows:

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                INTERNATIONAL                                 INTERNATIONAL
                                                                  EMERGING     INTERNATIONAL  INTERNATIONAL     SMALLCAP
                                                                MARKETS FUND      FUND I         FUND II          FUND
                                                                -------------  -------------  -------------   -------------
 PERIOD ENDED APRIL 30, 2002:
 Shares sold:
  Advisors Preferred..........................................         --              --             --             --
  Advisors Select.............................................         --           4,664             --             --
  Class J.....................................................    111,779         630,532        318,419        246,657
  Institutional...............................................    115,678         959,511      7,995,328         35,648
  Preferred...................................................        156          29,395             --        147,428
  Select......................................................         --              --             --             --
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................         --              --             --             --
  Advisors Select.............................................         --              --             --             --
  Class J.....................................................         46              --            222             --
  Institutional...............................................        578           2,367          2,340             91
  Preferred...................................................         --              --             --              6
  Select......................................................         --              --             --             --
 Shares redeemed:
  Advisors Preferred..........................................         --              --             --             --
  Advisors Select.............................................         --            (958)            --             --
  Class J.....................................................    (32,026)        (54,342)       (17,234)       (41,285)
  Institutional...............................................     (2,643)        (25,319)      (656,410)        (1,442)
  Preferred...................................................         --          (1,688)            --        (54,896)
  Select......................................................         --              --             --             --
                                                                  -------       ---------      ---------        -------
                                       Net Increase (Decrease)    193,568       1,544,162      7,642,665        332,207
                                                                  =======       =========      =========        =======

Transactions in Capital Shares by fund were as follows:

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                INTERNATIONAL                                 INTERNATIONAL
                                                                  EMERGING     INTERNATIONAL  INTERNATIONAL     SMALLCAP
                                                                MARKETS FUND      FUND I         FUND II          FUND
                                                                -------------  -------------  -------------   -------------
 PERIODS ENDED OCTOBER 31, 2001:
 Shares sold:
  Advisors Preferred..........................................     125,222        125,123        100,097         125,002
  Advisors Select.............................................     125,219        134,077        100,195         125,121
  Class J.....................................................      43,552        310,811        130,458          89,724
  Institutional...............................................      44,846        279,587      1,210,320          25,885
  Preferred...................................................     470,000        470,000        100,097         470,000
  Select......................................................     125,109        125,120        100,097         124,999
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................          --             --             --              --
  Advisors Select.............................................          --             --             --              --
  Class J.....................................................          --             --             --              --
  Institutional...............................................          --             --             --              --
  Preferred...................................................          --             --             --              --
  Select......................................................          --             --             --              --
 Shares redeemed:
  Advisors Preferred..........................................          --             --             --              --
  Advisors Select.............................................          --         (2,123)            --              (1)
  Class J.....................................................      (1,522)       (18,979)        (7,310)         (4,335)
  Institutional...............................................      (7,074)       (40,703)      (923,219)         (6,197)
  Preferred...................................................    (345,000)      (345,000)            --        (345,000)
  Select......................................................          --             --             --              --
                                                                  --------      ---------      ---------        --------
                                       Net Increase (Decrease)     580,352      1,037,913        810,735         605,198
                                                                  ========      =========      =========        ========

Transactions in Capital Shares by fund were as follows:

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                 LARGECAP   LARGECAP    LARGECAP
                                  BLEND      GROWTH     S&P 500      LARGECAP
                                   FUND       FUND     INDEX FUND   VALUE FUND
                                 --------  ----------  ----------   ----------
 PERIOD ENDED APRIL 30, 2002:
 Shares sold:
  Advisors Preferred...........       --          --          --           --
  Advisors Select..............       --          --       8,682        7,900
  Class J......................  722,348     491,002   4,065,738      207,225
  Institutional................       --     920,220          --      800,123
  Preferred....................      121     225,611   2,663,716      277,531
  Select.......................       --          --          --           --
 Shares issued in reinvestment
 of dividends and
 distributions:
  Advisors Preferred...........       --          --          --           --
  Advisors Select..............       --          --          41          503
  Class J......................      540          --       3,076          238
  Institutional................       --          --          --        3,965
  Preferred....................       --          --       1,898           --
  Select.......................       --          --          --           --
 Shares redeemed:
  Advisors Preferred...........       --          --          --           --
  Advisors Select..............       --          --        (709)     (22,113)
  Class J......................  (50,376)    (35,042)   (300,622)     (30,705)
  Institutional................       --     (23,648)         --      (20,688)
  Preferred....................       --          --    (319,314)          --
  Select.......................       --          --          --           --
                                 -------   ---------   ---------    ---------
        Net Increase (Decrease)  672,633   1,578,143   6,122,506    1,223,979
                                 =======   =========   =========    =========

Transactions in Capital Shares by fund were as follows:

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                 LARGECAP   LARGECAP    LARGECAP
                                   BLEND     GROWTH     S&P 500      LARGECAP
                                   FUND       FUND     INDEX FUND   VALUE FUND
                                 ---------  ---------  ----------   ----------
 PERIODS ENDED OCTOBER 31,
 2001:
 Shares sold:
  Advisors Preferred...........   125,002    125,144     125,122     125,114
  Advisors Select..............   125,125    125,142     136,520     305,377
  Class J......................   358,191    241,775   1,703,351     135,247
  Institutional................     1,112    289,106       1,052     250,595
  Preferred....................   470,000    470,000     638,574     470,000
  Select.......................   124,999    125,140     124,999     124,999
 Shares issued in reinvestment
 of dividends and
 distributions:
  Advisors Preferred...........        --         --          --          --
  Advisors Select..............        --         --          --          --
  Class J......................        --         --          --          --
  Institutional................        --         --          --          --
  Preferred....................        --         --          --          --
  Select.......................        --         --          --          --
 Shares redeemed:
  Advisors Preferred...........        --         --          --          --
  Advisors Select..............        --         (1)     (3,184)    (23,635)
  Class J......................   (15,698)   (12,847)    (95,393)    (16,129)
  Institutional................        --    (42,139)         --     (37,698)
  Preferred....................  (345,000)  (345,000)   (345,000)   (345,000)
  Select.......................        --         --          --          --
                                 --------   --------   ---------    --------
        Net Increase (Decrease)   843,731    976,320   2,286,041     988,870
                                 ========   ========   =========    ========

Transactions in Capital Shares by fund were as follows:

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                      MIDCAP    MIDCAP     MIDCAP      MIDCAP
                                      BLEND     GROWTH    S&P 400      VALUE
                                       FUND      FUND    INDEX FUND     FUND
                                      ------    ------   ----------  ----------
 PERIOD ENDED APRIL 30, 2002:
 Shares sold:
  Advisors Preferred...............       --        --         --          --
  Advisors Select..................      154     1,730         --          --
  Class J..........................  507,632   577,939    319,434     944,565
  Institutional....................       --        --         --          --
  Preferred........................       --        --    616,845          14
  Select...........................       --        --         --          --
 Shares issued in reinvestment of
 dividends and distributions:
  Advisors Preferred...............       --        --         --          --
  Advisors Select..................       --        --         --          --
  Class J..........................       --        --      1,881      10,946
  Institutional....................       --        --         --          --
  Preferred........................       --        --         31          --
  Select...........................       --        --         --          --
 Shares redeemed:
  Advisors Preferred...............       --        --         --          --
  Advisors Select..................      (37)     (234)        --          --
  Class J..........................  (41,790)  (67,443)   (34,702)    (51,669)
  Institutional....................       --        --         --          --
  Preferred........................       --        --    (80,284)         --
  Select...........................       --        --         --          --
                                     -------   -------    -------     -------
            Net Increase (Decrease)  465,959   511,992    823,205     903,856
                                     =======   =======    =======     =======

Transactions in Capital Shares by fund were as follows:

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                   MIDCAP     MIDCAP      MIDCAP      MIDCAP
                                    BLEND     GROWTH     S&P 400       VALUE
                                    FUND       FUND     INDEX FUND     FUND
                                   ------     ------    ----------  -----------
 PERIODS ENDED OCTOBER 31, 2001:
 Shares sold:
  Advisors Preferred............   125,002    125,262    125,223      125,110
  Advisors Select...............   125,727    128,143    125,111      125,107
  Class J.......................   296,165    255,087    248,795      331,167
  Institutional.................       997      1,247        992          949
  Preferred.....................   470,000    470,000    470,874      470,000
  Select........................   124,999    125,129    125,109      124,999
 Shares issued in reinvestment
 of dividends and distributions:
  Advisors Preferred............        --         --         --           --
  Advisors Select...............        --         --         --           --
  Class J.......................        --         --         --           --
  Institutional.................        --         --         --           --
  Preferred.....................        --         --         --           --
  Select........................        --         --         --           --
 Shares redeemed:
  Advisors Preferred............        --         --         --           --
  Advisors Select...............      (127)      (730)        (1)          --
  Class J.......................   (18,096)    (9,875)   (14,505)     (19,462)
  Institutional.................        --         --         --           --
  Preferred.....................  (345,000)  (345,000)  (345,000)    (345,000)
  Select........................        --         --         --           --
                                  --------   --------   --------     --------
         Net Increase (Decrease)   779,667    749,263    736,598      812,870
                                  ========   ========   ========     ========

Transactions in Capital Shares by fund were as follows:

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                                          PARTNERS       PARTNERS
                                                                   MONEY      PACIFIC     LARGECAP       LARGECAP
                                                                MARKET FUND  BASIN FUND  BLEND FUND    GROWTH FUND I
                                                                -----------  ----------  -----------  ---------------
 PERIOD ENDED APRIL 30, 2002:
 Shares sold:
  Advisors Preferred..........................................          --        --             --             --
  Advisors Select.............................................      82,853        --          1,265          4,143
  Class J.....................................................  17,434,256     9,958        247,701        363,149
  Institutional...............................................     460,685        --      3,689,172     25,903,446
  Preferred...................................................     346,896        --        153,327        235,667
  Select......................................................          --        --             --             --
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................          --        --             --             --
  Advisors Select.............................................       2,365        --             --             --
  Class J.....................................................      47,766       209             --             --
  Institutional...............................................       3,052        --         13,550             --
  Preferred...................................................       2,152        --             --             --
  Select......................................................          --        --             --             --
 Shares redeemed:
  Advisors Preferred..........................................          --        --             --             --
  Advisors Select.............................................    (237,323)       --           (269)        (1,579)
  Class J.....................................................  (4,098,310)     (878)       (14,429)       (31,531)
  Institutional...............................................     (90,061)       --     (1,005,636)    (1,076,245)
  Preferred...................................................      (5,123)       --        (21,680)        (7,327)
  Select......................................................          --        --             --             --
                                                                ----------     -----     ----------     ----------
                                       Net Increase (Decrease)  13,949,208     9,289      3,063,001     25,389,723
                                                                ==========     =====     ==========     ==========

Transactions in Capital Shares by fund were as follows:

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                                          PARTNERS      PARTNERS
                                                                   MONEY      PACIFIC     LARGECAP      LARGECAP
                                                                MARKET FUND  BASIN FUND  BLEND FUND   GROWTH FUND I
                                                                -----------  ----------  ----------  ---------------
 PERIODS ENDED OCTOBER 31, 2001:
 Shares sold:
  Advisors Preferred..........................................     100,000    125,110      100,000       100,100
  Advisors Select.............................................     867,307    125,108      102,878       115,055
  Class J.....................................................   7,883,440     21,110       64,323       151,609
  Institutional...............................................     232,980      1,121    2,114,494     1,993,632
  Preferred...................................................   4,700,000    469,062      100,087       100,000
  Select......................................................     100,000    125,107      100,087       100,100
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................          --         --           --            --
  Advisors Select.............................................       9,106         --           --            --
  Class J.....................................................      43,997         --           --            --
  Institutional...............................................       1,405         --           --            --
  Preferred...................................................          --         --           --            --
  Select......................................................          --         --           --            --
 Shares redeemed:
  Advisors Preferred..........................................          --         --           --            --
  Advisors Select.............................................    (209,272)        (1)        (694)       (5,864)
  Class J.....................................................    (658,994)      (949)      (2,193)       (7,890)
  Institutional...............................................     (48,316)        --     (460,934)     (494,516)
  Preferred...................................................          --   (345,000)          --            --
  Select......................................................          --         --           --            --
                                                                ----------   --------    ---------     ---------
                                       Net Increase (Decrease)  13,021,653    520,668    2,118,048     2,052,226
                                                                ==========   ========    =========     =========

Transactions in Capital Shares by fund were as follows:

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                   PARTNERS      PARTNERS     PARTNERS     PARTNERS
                                                                   LARGECAP      LARGECAP      MIDCAP       MIDCAP
                                                                GROWTH FUND II  VALUE FUND   BLEND FUND   GROWTH FUND
                                                                --------------  ----------   ----------  -------------
 PERIOD ENDED APRIL 30, 2002:
 Shares sold:
  Advisors Preferred..........................................          --              --         --           --
  Advisors Select.............................................          --              --         --           --
  Class J.....................................................     255,915         245,931    153,613      286,281
  Institutional...............................................      42,170      28,210,315     99,336           --
  Preferred...................................................          --          61,465      2,286           --
  Select......................................................          --              --         --           --
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................          --              --         --           --
  Advisors Select.............................................          --              --         --           --
  Class J.....................................................          --             342         --           --
  Institutional...............................................          --          27,166         --           --
  Preferred...................................................          --               4         --           --
  Select......................................................          --              --         --           --
 Shares redeemed:
  Advisors Preferred..........................................          --              --         --           --
  Advisors Select.............................................          --              --         --           --
  Class J.....................................................     (29,926)        (11,819)   (15,227)     (29,368)
  Institutional...............................................    (172,147)       (519,029)   (37,393)          --
  Preferred...................................................          --          (5,292)        --           --
  Select......................................................          --              --         --           --
                                                                  --------      ----------    -------      -------
                                       Net Increase (Decrease)      96,012      28,009,083    202,615      256,913
                                                                  ========      ==========    =======      =======

Transactions in Capital Shares by fund were as follows:

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                   PARTNERS      PARTNERS    PARTNERS     PARTNERS
                                                                   LARGECAP      LARGECAP     MIDCAP       MIDCAP
                                                                GROWTH FUND II  VALUE FUND  BLEND FUND   GROWTH FUND
                                                                --------------  ----------  ----------  -------------
 PERIODS ENDED OCTOBER 31, 2001:
 Shares sold:
  Advisors Preferred..........................................     100,102        100,166     83,500       125,128
  Advisors Select.............................................     100,205        100,166     83,500       125,251
  Class J.....................................................      99,746         73,986    151,584       116,133
  Institutional...............................................     817,562      3,060,999    242,888         1,175
  Preferred...................................................     100,102        100,083     83,500       470,000
  Select......................................................     100,102        100,083     83,500       125,125
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................          --             --         --            --
  Advisors Select.............................................          --             --         --            --
  Class J.....................................................          --             --         --            --
  Institutional...............................................          --             --         --            --
  Preferred...................................................          --             --         --            --
  Select......................................................          --             --         --            --
 Shares redeemed:
  Advisors Preferred..........................................          --             --         --            --
  Advisors Select.............................................          --             --         --            --
  Class J.....................................................      (5,033)        (5,981)    (7,776)      (10,559)
  Institutional...............................................    (388,380)      (772,149)      (254)           --
  Preferred...................................................          --             --         --      (345,000)
  Select......................................................          --             --         --            --
                                                                  --------      ---------    -------      --------
                                       Net Increase (Decrease)     924,406      2,757,353    720,442       607,253
                                                                  ========      =========    =======      ========

Transactions in Capital Shares by fund were as follows:

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                 PARTNERS     PARTNERS        PARTNERS       PARTNERS
                                                                  MIDCAP      SMALLCAP        SMALLCAP       SMALLCAP
                                                                VALUE FUND  GROWTH FUND I  GROWTH FUND II   VALUE FUND
                                                                ----------  -------------  --------------  ------------
 PERIOD ENDED APRIL 30, 2002:
 Shares sold:
  Advisors Preferred..........................................        --            --             --              --
  Advisors Select.............................................     5,594            --             --              --
  Class J.....................................................   205,657        84,076        120,119         228,964
  Institutional...............................................   893,456     8,063,458         82,813       7,712,579
  Preferred...................................................        --         2,573             --         150,571
  Select......................................................        --            --             --              --
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................        --            --             --              --
  Advisors Select.............................................        --            --             --              --
  Class J.....................................................        --            --             --           1,242
  Institutional...............................................       893            --             --           9,001
  Preferred...................................................        --            --             --              --
  Select......................................................        --            --             --              --
 Shares redeemed:
  Advisors Preferred..........................................        --            --             --              --
  Advisors Select.............................................      (567)           --             --              --
  Class J.....................................................   (24,409)       (4,783)       (13,108)        (35,261)
  Institutional...............................................  (165,319)     (337,441)      (107,759)       (383,218)
  Preferred...................................................        --          (364)            --             (51)
  Select......................................................        --            --             --              --
                                                                --------     ---------       --------       ---------
                                       Net Increase (Decrease)   915,305     7,807,519         82,065       7,683,827
                                                                ========     =========       ========       =========

Transactions in Capital Shares by fund were as follows:

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                 PARTNERS     PARTNERS        PARTNERS       PARTNERS
                                                                  MIDCAP      SMALLCAP        SMALLCAP       SMALLCAP
                                                                VALUE FUND  GROWTH FUND I  GROWTH FUND II   VALUE FUND
                                                                ----------  -------------  --------------  ------------
 PERIODS ENDED OCTOBER 31, 2001:
 Shares sold:
  Advisors Preferred..........................................   100,175       100,204        100,212          83,500
  Advisors Select.............................................   107,913       100,204        100,212          83,500
  Class J.....................................................   102,012        45,397         53,318         150,556
  Institutional...............................................   684,574     1,181,621        547,223         774,414
  Preferred...................................................   100,087       100,102        100,106          83,500
  Select......................................................   100,087       100,102        100,106          83,500
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................        --            --             --              --
  Advisors Select.............................................        --            --             --              --
  Class J.....................................................        --            --             --              --
  Institutional...............................................        --            --             --              --
  Preferred...................................................        --            --             --              --
  Select......................................................        --            --             --              --
 Shares redeemed:
  Advisors Preferred..........................................        --            --             --              --
  Advisors Select.............................................    (2,286)           --             --              --
  Class J.....................................................    (6,673)         (935)        (3,536)         (2,545)
  Institutional...............................................  (370,960)     (420,681)      (361,100)       (205,934)
  Preferred...................................................        --            --             --              --
  Select......................................................        --            --             --              --
                                                                --------     ---------       --------       ---------
                                       Net Increase (Decrease)   814,929     1,206,014        636,541       1,050,491
                                                                ========     =========       ========       =========

Transactions in Capital Shares by fund were as follows:

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                PRINCIPAL   PRINCIPAL   PRINCIPAL    PRINCIPAL
                                 LIFETIME    LIFETIME    LIFETIME    LIFETIME
                                2010 FUND   2020 FUND   2030 FUND    2040 FUND
                                ----------  ----------  ---------    ---------
 PERIOD ENDED APRIL 30, 2002:
 Shares sold:
  Advisors Preferred..........         --          --          --         --
  Advisors Select.............         --          --          --         --
  Class J.....................    316,978     498,497     502,537    193,810
  Institutional...............  1,585,860   1,881,338   1,434,269    610,596
  Preferred...................         --          --          --         --
  Select......................         --          --          --         --
 Shares issued in reinvestment
 of dividends and
 distributions:
  Advisors Preferred..........         --          --          --         --
  Advisors Select.............         --          --          --         --
  Class J.....................        603         896         929        292
  Institutional...............     12,764       8,913       7,939      5,703
  Preferred...................         --          --          --         --
  Select......................         --          --          --         --
 Shares redeemed:
  Advisors Preferred..........         --          --          --         --
  Advisors Select.............         --          --          --         --
  Class J.....................    (25,583)    (37,000)    (27,623)   (12,605)
  Institutional...............    (48,019)    (20,754)    (74,444)   (33,894)
  Preferred...................         --          --          --         --
  Select......................         --          --          --         --
                                ---------   ---------   ---------    -------
       Net Increase (Decrease)  1,842,603   2,331,890   1,843,607    763,902
                                =========   =========   =========    =======

Transactions in Capital Shares by fund were as follows:

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                   PRINCIPAL  PRINCIPAL  PRINCIPAL   PRINCIPAL
                                   LIFETIME   LIFETIME   LIFETIME    LIFETIME
                                   2010 FUND  2020 FUND  2030 FUND   2040 FUND
                                   ---------  ---------  ---------   ---------
 PERIODS ENDED OCTOBER 31, 2001:
 Shares sold:
  Advisors Preferred.............    1,000      1,000      1,000        1,000
  Advisors Select................    1,000      1,000      1,000        1,000
  Class J........................   50,479    121,039     91,596       38,889
  Institutional..................  440,700    293,366    457,990      497,730
  Preferred......................    1,000      1,000      1,000        1,000
  Select.........................    1,000      1,000      1,000        1,000
 Shares issued in reinvestment of
 dividends and distributions:
  Advisors Preferred.............       --         --         --           --
  Advisors Select................       --         --         --           --
  Class J........................       --         --         --           --
  Institutional..................       --         --         --           --
  Preferred......................       --         --         --           --
  Select.........................       --         --         --           --
 Shares redeemed:
  Advisors Preferred.............       --         --         --           --
  Advisors Select................       --         --         --           --
  Class J........................     (848)    (1,984)    (3,234)      (2,899)
  Institutional..................   (1,125)    (3,292)   (57,492)    (187,771)
  Preferred......................       --         --         --           --
  Select.........................       --         --         --           --
                                   -------    -------    -------     --------
          Net Increase (Decrease)  493,206    413,129    492,860      349,949
                                   =======    =======    =======     ========

Transactions in Capital Shares by fund were as follows:

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                PRINCIPAL      PRINCIPAL
                                                                LIFETIME   LIFETIME STRATEGIC  REAL ESTATE    SMALLCAP
                                                                2050 FUND     INCOME FUND         FUND       BLEND FUND
                                                                ---------  ------------------  -----------   ----------
 PERIOD ENDED APRIL 30, 2002:
 Shares sold:
  Advisors Preferred..........................................       --              --              --            --
  Advisors Select.............................................       --              --           5,967         1,273
  Class J.....................................................   53,435          52,561         755,262       740,083
  Institutional...............................................  271,131         428,372              --            --
  Preferred...................................................       --              --         238,085            --
  Select......................................................       --              --              --            --
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................       --              --              --            --
  Advisors Select.............................................       --              --             126             3
  Class J.....................................................      212              53           8,426           511
  Institutional...............................................    3,782           4,381              --            --
  Preferred...................................................       --              --              27            --
  Select......................................................       --              --              --            --
 Shares redeemed:
  Advisors Preferred..........................................       --              --              --            --
  Advisors Select.............................................       --              --            (410)         (251)
  Class J.....................................................   (3,197)          (343)         (89,928)      (51,836)
  Institutional...............................................  (28,525)        (82,434)             --            --
  Preferred...................................................       --              --          (6,106)           --
  Select......................................................       --              --              --            --
                                                                -------         -------         -------       -------
                                       Net Increase (Decrease)  296,838         402,590         911,449       689,783
                                                                =======         =======         =======       =======

Transactions in Capital Shares by fund were as follows:

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                PRINCIPAL      PRINCIPAL
                                                                LIFETIME   LIFETIME STRATEGIC  REAL ESTATE    SMALLCAP
                                                                2050 FUND     INCOME FUND         FUND       BLEND FUND
                                                                ---------  ------------------  -----------   ----------
 PERIODS ENDED OCTOBER 31, 2001:
 Shares sold:
  Advisors Preferred..........................................    1,000           1,000          125,119      125,214
  Advisors Select.............................................    1,000           1,000          130,470      127,917
  Class J.....................................................   30,009          10,411          214,042      252,411
  Institutional...............................................  279,341         207,991            1,006          949
  Preferred...................................................    1,000           1,000          470,295      470,000
  Select......................................................    1,000           1,000          124,999      125,105
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................       --              --               --           --
  Advisors Select.............................................       --              --               --           --
  Class J.....................................................       --              --               --           --
  Institutional...............................................       --              --               --           --
  Preferred...................................................       --              --               --           --
  Select......................................................       --              --               --           --
 Shares redeemed:
  Advisors Preferred..........................................       --              --               --           --
  Advisors Select.............................................       --              --           (1,647)        (874)
  Class J.....................................................     (345)             --          (12,423)     (13,569)
  Institutional...............................................  (33,829)        (46,114)              --           --
  Preferred...................................................       --              --         (345,000)    (345,000)
  Select......................................................       --              --               --           --
                                                                -------         -------         --------     --------
                                       Net Increase (Decrease)  279,176         176,288          706,861      742,153
                                                                =======         =======         ========     ========

Transactions in Capital Shares by fund were as follows:

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                            SMALLCAP
                               SMALLCAP     S&P 600     SMALLCAP    TECHNOLOGY
                              GROWTH FUND  INDEX FUND  VALUE FUND      FUND
                              -----------  ----------  ----------   ----------
 PERIOD ENDED APRIL 30,
 2002:
 Shares sold:
  Advisors Preferred........        --           --          --           --
  Advisors Select...........       959           --          --           --
  Class J...................   469,116      276,140     156,560      267,941
  Institutional.............   274,468           --     383,311      743,358
  Preferred.................     9,997      499,625       7,037          511
  Select....................        --           --          --           --
 Shares issued in
 reinvestment of dividends
 and distributions:
  Advisors Preferred........        --           --          --           --
  Advisors Select...........       111           --          --           --
  Class J...................     9,032        2,610       3,580           --
  Institutional.............     4,389           --       7,934          238
  Preferred.................        --           12          --           --
  Select....................        --           --          --           --
 Shares redeemed:
  Advisors Preferred........        --           --          --           --
  Advisors Select...........      (718)          --          --           --
  Class J...................   (56,724)     (26,787)    (12,930)     (28,881)
  Institutional.............    (8,102)          --     (10,344)    (279,174)
  Preferred.................    (5,002)     (67,824)     (6,812)          --
  Select....................        --           --          --           --
                               -------      -------     -------     --------
     Net Increase (Decrease)   697,526      683,776     528,336      703,993
                               =======      =======     =======     ========

Transactions in Capital Shares by fund were as follows:

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                              SMALLCAP
                                                                 SMALLCAP     S&P 600     SMALLCAP    TECHNOLOGY
                                                                GROWTH FUND  INDEX FUND  VALUE FUND      FUND
                                                                -----------  ----------  ----------   ----------
 PERIODS ENDED OCTOBER 31, 2001:
 Shares sold:
  Advisors Preferred..........................................    125,235     125,104     125,108      100,116
  Advisors Select.............................................    130,042     125,202     125,104      100,232
  Class J.....................................................    189,392     196,544      81,110      195,713
  Institutional...............................................     90,205         918     127,886      799,056
  Preferred...................................................    470,000     470,527     470,000      100,116
  Select......................................................    124,999     125,100     125,104      100,116
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................         --          --          --           --
  Advisors Select.............................................         --          --          --           --
  Class J.....................................................         --          --          --           --
  Institutional...............................................         --          --          --           --
  Preferred...................................................         --          --          --           --
  Select......................................................         --          --          --           --
 Shares redeemed:
  Advisors Preferred..........................................         --          --          --           --
  Advisors Select.............................................     (2,611)         --          --           --
  Class J.....................................................     (8,449)    (12,993)     (9,684)     (15,810)
  Institutional...............................................    (13,985)         --     (19,407)    (474,225)
  Preferred...................................................   (345,000)   (345,000)   (345,000)          --
  Select......................................................         --          --          --           --
                                                                 --------    --------    --------     --------
                                       Net Increase (Decrease)    759,828     685,402     680,221      905,314
                                                                 ========    ========    ========     ========

Transactions in Capital Shares by fund were as follows:

                            SCHEDULE OF INVESTMENTS
                                 BALANCED FUND

                           APRIL 30, 2002 (UNAUDITED)

                                                             Shares
                                                              Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (57.10%)
ADVERTISING AGENCIES (0.22%)
                                                                                 $
 Interpublic Group                                              1,090                 33,659
AEROSPACE & DEFENSE (0.41%)
 Boeing                                                         1,420                 63,332
AEROSPACE & DEFENSE EQUIPMENT (0.24%)
 United Technologies                                              540                 37,892
AIRLINES (0.17%)
 Delta Air Lines                                                  930                 25,770
APPAREL MANUFACTURERS (0.24%)
 Jones Apparel Group /1/                                          970                 37,782
APPLICATIONS SOFTWARE (1.14%)
 Compuware /1/                                                  4,880                 38,259
 Microsoft /1/                                                  1,670                 87,274
 Siebel Systems /1/                                             2,140                 51,767
                                                                                     177,300
AUTO-CARS & LIGHT TRUCKS (0.32%)
 General Motors                                                   780                 50,037
BROADCASTING SERVICES & PROGRAMMING (0.28%)
 Liberty Media /1/                                              4,057                 43,410
CABLE TV (0.77%)
 Comcast                                                        4,480                119,840
CHEMICALS-DIVERSIFIED (0.60%)
 Dow Chemical                                                     950                 30,210
 E.I. Du Pont de Nemours                                        1,410                 62,745
                                                                                      92,955
CHEMICALS-SPECIALTY (0.29%)
 Ashland                                                        1,090                 44,505
COMMERCIAL BANKS (0.18%)
 Commerce Bancshares                                              649                 28,796
COMMERCIAL SERVICE-FINANCE (1.10%)
 H&R Block                                                      1,830                 73,420
 Paychex                                                        2,640                 98,551
                                                                                     171,971
COMPUTERS (0.69%)
 Compaq Computer                                                3,125                 31,719
 Hewlett-Packard                                                2,265                 38,731
 Sun Microsystems /1/                                           4,540                 37,137
                                                                                     107,587
COMPUTERS-MEMORY DEVICES (0.46%)
 EMC                                                            1,860                 17,000
 Veritas Software /1/                                           1,920                 54,413
                                                                                      71,413
COSMETICS & TOILETRIES (0.38%)
 Procter & Gamble                                                 660                 59,572
CRUISE LINES (0.42%)
 Royal Caribbean Cruises                                        2,750                 64,872
DATA PROCESSING & MANAGEMENT (0.56%)
 Automatic Data Processing                                      1,710                 86,936
                                                             Shares
                                                              Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (1.73%)
                                                                                 $
 Citigroup                                                      6,250                270,625
DIVERSIFIED MANUFACTURING OPERATIONS (2.22%)
 Cooper Industries                                              1,340                 58,692
 Danaher                                                          330                 23,621
 General Electric                                               4,780                150,809
 Honeywell International                                        2,020                 74,094
 Tyco International                                             2,125                 39,206
                                                                                     346,422
ELECTRIC PRODUCTS-MISCELLANEOUS (0.21%)
 Emerson Electric                                                 620                 33,102
ELECTRIC-INTEGRATED (1.90%)
 American Electric Power                                        1,140                 52,212
 Cinergy                                                        1,867                 66,335
 Constellation Energy Group                                     2,160                 68,947
 NiSource                                                       2,240                 49,504
 Reliant Energy                                                 2,335                 59,262
                                                                                     296,260
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.59%)
 Intel                                                          1,340                 38,338
 Texas Instruments                                              1,740                 53,818
                                                                                      92,156
ENTERPRISE SOFTWARE & SERVICE (0.37%)
 BEA Systems /1/                                                2,670                 28,622
 Computer Associates International                              1,560                 29,016
                                                                                      57,638
FIDUCIARY BANKS (0.38%)
 Bank of New York                                                 380                 13,904
 State Street                                                     890                 45,488
                                                                                      59,392
FINANCE-CREDIT CARD (0.37%)
 American Express                                               1,400                 57,414
FINANCE-INVESTMENT BANKER & BROKER (0.74%)
 Merrill Lynch                                                    850                 35,649
 Morgan Stanley Dean Witter                                     1,660                 79,215
                                                                                     114,864
FINANCE-MORTGAGE LOAN/BANKER (0.99%)
 Federal Home Loan Mortgage                                       730                 47,706
 Federal National Mortgage Association                          1,355                106,950
                                                                                     154,656
FINANCIAL GUARANTEE INSURANCE (1.04%)
 AMBAC Financial Group                                            990                 62,231
 MGIC Investment                                                1,410                100,618
                                                                                     162,849
FOOD-CONFECTIONERY (0.10%)
 Wm. Wrigley Jr.                                                  290                 15,950
FOOD-MISCELLANEOUS/DIVERSIFIED (0.31%)
 Sara Lee                                                       2,280                 48,290
FOOD-RETAIL (0.41%)
 Safeway /1/                                                    1,530                 64,183
                                                             Shares
                                                              Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-WHOLESALE/DISTRIBUTION (0.73%)
                                                                                 $
 Sysco                                                          3,950                114,589
INTERNET SECURITY (0.06%)
 Check Point Software Technologies /1/                            500                  9,075
LIFE & HEALTH INSURANCE (1.07%)
 Jefferson-Pilot                                                1,220                 61,098
 Lincoln National                                               1,065                 51,013
 Nationwide Financial Services                                  1,350                 55,350
                                                                                     167,461
MACHINERY-GENERAL INDUSTRY (0.29%)
 Ingersoll-Rand                                                   900                 44,955
MEDICAL INSTRUMENTS (1.69%)
 Biomet                                                         2,325                 65,635
 Guidant                                                          980                 36,848
 Medtronic                                                      3,610                161,331
                                                                                     263,814
MEDICAL PRODUCTS (1.31%)
 Johnson & Johnson                                              3,210                204,991
MEDICAL-DRUGS (3.09%)
 Bristol-Myers Squibb                                             960                 27,648
 Merck                                                          1,285                 69,827
 Pfizer                                                         8,900                323,515
 Schering-Plough                                                2,240                 61,152
                                                                                     482,142
MEDICAL-GENERIC DRUGS (0.17%)
 Watson Pharmaceutical /1/                                      1,080                 26,568
MEDICAL-HMO (0.26%)
 Wellpoint Health Networks /1/                                    550                 41,294
MEDICAL-HOSPITALS (0.65%)
 Tenet Healthcare /1/                                           1,390                101,984
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.86%)
 Cardinal Health                                                1,930                133,652
METAL-ALUMINUM (0.25%)
 Alcoa                                                          1,170                 39,815
METAL-DIVERSIFIED (0.20%)
 Freeport-McMoran Copper & Gold                                 1,720                 30,547
MONEY CENTER BANKS (1.64%)
 Bank of America                                                1,700                123,216
 JP Morgan Chase                                                1,995                 70,025
 Wachovia                                                       1,660                 63,146
                                                                                     256,387
MOTORCYCLE & MOTOR SCOOTER (0.11%)
 Harley-Davidson                                                  320                 16,957
MULTI-LINE INSURANCE (2.28%)
 Allstate                                                       1,480                 58,815
 American International Group                                   2,070                143,078
 Cigna                                                            630                 68,670
 Hartford Financial Services                                      635                 44,006
                                                             Shares
                                                              Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                                 $
 Safeco                                                         1,260                 42,084
                                                                                     356,653
MULTIMEDIA (0.69%)
 AOL Time Warner /1/                                            2,190                 41,654
 Viacom /1/                                                       800                 37,680
 Walt Disney                                                    1,250                 28,975
                                                                                     108,309
NETWORKING PRODUCTS (0.85%)
 Cisco Systems /1/                                              7,810                114,416
 Lucent Technologies                                            3,945                 18,147
                                                                                     132,563
OIL COMPANY-EXPLORATION & PRODUCTION (0.59%)
 Burlington Resources                                           1,240                 55,093
 Devon Energy                                                     740                 36,490
                                                                                      91,583
OIL COMPANY-INTEGRATED (2.84%)
 ChevronTexaco                                                    609                 52,806
 Conoco                                                         2,820                 79,101
 Exxon Mobil                                                    3,380                135,775
 Marathon Oil                                                   1,920                 55,795
 Phillips Petroleum                                               680                 40,671
 Unocal                                                         2,140                 79,587
                                                                                     443,735
PAPER & RELATED PRODUCTS (0.32%)
 International Paper                                              680                 28,172
 MeadWestvaco                                                     760                 22,314
                                                                                      50,486
PHARMACEUTICALS (0.31%)
 Pharmacia                                                      1,190                 49,064
PIPELINES (0.42%)
 Questar                                                        2,360                 65,844
POWER CONVERTER & SUPPLY EQUIPMENT (0.25%)
 American Power Conversion /1/                                  3,010                 38,678
PROPERTY & CASUALTY INSURANCE (0.21%)
 Travelers Property Casualty /1/                                1,740                 32,347
PUBLICLY TRADED INVESTMENT FUND (4.37%)
 iShares MSCI EAFE Index Fund                                   4,100                499,872
 iShares S&P Europe 350 Index Fund                              3,095                182,853
                                                                                     682,725
REGIONAL BANKS (2.50%)
 Bank One                                                       1,560                 63,757
 Fifth Third Bancorp                                            1,810                124,148
 FleetBoston Financial                                          1,717                 60,610
 PNC Financial Services Group                                     805                 44,396
 US Bancorp                                                     2,220                 52,614
 Wells Fargo                                                      880                 45,012
                                                                                     390,537
RETAIL-APPAREL & SHOE (0.25%)
 Abercrombie & Fitch /1/                                        1,290                 38,700
                                                             Shares
                                                              Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-BEDDING (1.16%)
                                                                                 $
 Bed Bath & Beyond /1/                                          4,860                180,646
RETAIL-BUILDING PRODUCTS (0.44%)
 Home Depot                                                     1,480                 68,628
RETAIL-DRUG STORE (0.16%)
 Walgreen                                                         680                 25,684
RETAIL-MAJOR DEPARTMENT STORE (0.34%)
 May Department Stores                                          1,530                 53,060
RETAIL-REGIONAL DEPARTMENT STORE (1.03%)
 Federated Department Stores /1/                                1,090                 43,306
 Kohls /1/                                                      1,590                117,183
                                                                                     160,489
RETAIL-RESTAURANTS (0.53%)
 McDonald's                                                     2,890                 82,076
SAVINGS & LOANS-THRIFTS (0.68%)
 Washington Mutual                                              2,800                105,644
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.28%)
 Linear Technology                                              2,520                 97,927
 Maxim Integrated Products /1/                                  2,040                101,592
                                                                                     199,519
SEMICONDUCTOR EQUIPMENT (0.36%)
 Applied Materials /1/                                          2,340                 56,909
TELECOMMUNICATION EQUIPMENT (0.11%)
 Nortel Networks                                                4,960                 16,864
TELEPHONE-INTEGRATED (2.01%)
 AT&T                                                           5,220                 68,486
 BellSouth                                                      2,480                 75,268
 SBC Communications                                             2,450                 76,097
 Sprint                                                         2,410                 38,199
 Verizon Communications                                           965                 38,706
 WorldCom /1/                                                   6,940                 17,204
                                                                                     313,960
TOBACCO (0.38%)
 Philip Morris                                                  1,090                 59,329
TRANSPORT-RAIL (0.16%)
 Burlington Northern Santa Fe                                     920                 25,291
WIRELESS EQUIPMENT (0.37%)
 Motorola                                                       3,765                 57,981
                                                 TOTAL COMMON STOCKS               8,912,965

                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (18.96%)
AEROSPACE & DEFENSE (0.13%)
 Northrop Grumman
                                                           $                     $
  7.75%; 02/15/31                                              10,000                 10,418
                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AEROSPACE & DEFENSE (CONTINUED)
 Raytheon
                                                           $                     $
  6.45%; 08/15/02                                              10,000                 10,089
                                                                                      20,507
AEROSPACE & DEFENSE EQUIPMENT (0.06%)
 United Technologies
  6.10%; 05/15/12                                              10,000                 10,061
AGRICULTURAL CHEMICALS (0.04%)
 IMC Global
  10.88%; 06/01/08                                              5,000                  5,600
AIRLINES (0.19%)
 Northwest Airlines
  7.58%; 03/01/19                                               9,298                  9,431
 Southwest Airlines
  5.10%; 05/01/06                                              20,000                 20,161
                                                                                      29,592
AUTO-CARS & LIGHT TRUCKS (0.51%)
 DaimlerChrysler Holding
  7.13%; 04/10/03                                              30,000                 30,837
  7.30%; 01/15/12                                              20,000                 20,742
 Ford Motor
  7.45%; 07/16/31                                              30,000                 28,263
                                                                                      79,842
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.10%)
 Delphi
  6.50%; 05/01/09                                               5,000                  4,996
 TRW
  7.13%; 06/01/09                                               5,000                  5,001
 Visteon
  8.25%; 08/01/10                                               5,000                  5,240
                                                                                      15,237
AUTOMOBILE SEQUENTIAL (1.14%)
 Ford Credit Auto Owner Trust
  4.72%; 12/15/05                                             100,000                101,941
 Toyota Auto Receivables Owner Trust
  4.72%; 09/15/08                                              75,000                 76,360
                                                                                     178,301
BEVERAGES-NON-ALCOHOLIC (0.06%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                              10,000                  9,978
BROADCASTING SERVICES & PROGRAMMING (0.15%)
 Clear Channel Communications
  7.88%; 06/15/05                                              20,000                 20,876
 Grupo Televisa /2/
  8.50%; 03/11/32                                               2,000                  2,010
                                                                                      22,886
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.13%)
 CRH America
  6.95%; 03/15/12                                               4,000                  4,117
 Masco
  6.00%; 05/03/04                                              15,000                 15,435
                                                                                      19,552
                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BUILDING PRODUCTS-AIR & HEATING (0.10%)
 York International
                                                           $                     $
  6.63%; 08/15/06                                              15,000                 15,448
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.10%)
 Cemex Central Sa De Cv /2/
  8.63%; 07/18/03                                              15,000                 15,795
BUILDING-RESIDENTIAL & COMMERCIAL (0.06%)
 DR Horton /2/
  8.50%; 04/15/12                                              10,000                  9,988
CABLE TV (0.13%)
 Comcast Cable Communications
  6.88%; 06/15/09                                              20,000                 19,511
CASINO HOTELS (0.10%)
 Mirage Resorts
  6.75%; 02/01/08                                              10,000                  9,780
 Park Place Entertainment
  8.50%; 11/15/06                                               5,000                  5,254
                                                                                      15,034
CELLULAR TELECOMMUNICATIONS (0.25%)
 AT&T Wireless Services
  7.88%; 03/01/11                                              15,000                 14,656
 Cingular Wireless /2/
  6.50%; 12/15/11                                              10,000                  9,524
 Telus
  7.50%; 06/01/07                                              10,000                 10,172
 Verizon Wireless /2/
  5.38%; 12/15/06                                               5,000                  4,782
                                                                                      39,134
CHEMICALS-DIVERSIFIED (0.16%)
 Chevron Phillips Chemical
  7.00%; 03/15/11                                              20,000                 19,950
 Equistar Chemicals
  8.50%; 02/15/04                                               5,000                  4,985
                                                                                      24,935
COAL (0.03%)
 Luscar Coal
  9.75%; 10/15/11                                               5,000                  5,313
COATINGS & PAINT (0.03%)
 Valspar
  6.00%; 05/01/07                                               5,000                  4,978
COMMERCIAL BANKS (0.20%)
 US Bank
  6.38%; 08/01/11                                              30,000                 30,423
COMPUTER SERVICES (0.03%)
 Unisys
  8.13%; 06/01/06                                               5,000                  5,100
CREDIT CARD ASSET BACKED SECURITIES (0.86%)
 American Express Credit Account Master Trust
  5.53%; 10/15/08                                             100,000                103,177
                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 Citibank Credit Card Master Trust I
                                                           $                     $
  5.50%; 02/15/06                                              30,000                 31,023
                                                                                     134,200
CREDIT CARD CONTROL AMORTIZATION (0.30%)
 Sears Credit Account Master Trust
  6.20%; 07/16/07                                              15,625                 16,003
  7.25%; 11/15/07                                              30,000                 31,403
                                                                                      47,406
DIVERSIFIED FINANCIAL SERVICES (0.42%)
 CIT Group
  7.38%; 04/02/07                                               5,000                  4,889
 Citigroup
  6.00%; 02/21/12                                              30,000                 29,652
  7.25%; 10/01/10                                               5,000                  5,361
 General Electric Capital
  6.75%; 03/15/32                                              10,000                  9,874
 John Deere Capital
  7.00%; 03/15/12                                              15,000                 15,362
                                                                                      65,138
DIVERSIFIED OPERATIONS (0.16%)
 Hutchison Whampoa International /2/
  7.00%; 02/16/11                                              20,000                 20,458
 Rio Tinto Finance
  5.75%; 07/03/06                                               5,000                  5,090
                                                                                      25,548
ELECTRIC-GENERATION (0.09%)
 Allegheny Energy Supply /2/
  8.25%; 04/15/12                                               3,000                  3,093
 Reliant Energy Finance /2/
  7.40%; 11/15/02                                              10,000                 10,170
                                                                                      13,263
ELECTRIC-INTEGRATED (1.11%)
 Arizona Public Service
  6.50%; 03/01/12                                               7,000                  6,975
 Consumers Energy
  6.00%; 03/15/05                                               5,000                  5,091
 DTE Energy
  7.05%; 06/01/11                                              20,000                 20,547
 Duke Energy
  6.25%; 01/15/12                                               5,000                  5,031
 Exelon
  6.75%; 05/01/11                                              10,000                 10,105
 GPU
  7.70%; 12/01/05                                              15,000                 15,930
 MidAmerican Energy Holdings
  6.75%; 12/30/31                                              10,000                  9,396
 Mirant Americas Generation /2/
  8.50%; 10/01/21                                              10,000                  8,650
 Niagara Mohawk Power
  5.38%; 10/01/04                                              15,000                 15,177
 Northeast Utilities
  7.25%; 04/01/12                                              10,000                 10,181
 PG&E National Energy Group
  10.38%; 05/16/11                                             10,000                 10,450
                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Progress Energy
                                                           $                     $
  6.55%; 03/01/04                                              25,000                 25,897
 TXU
  6.38%; 06/15/06                                              30,000                 30,393
                                                                                     173,823
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.03%)
 Flextronics International
  9.88%; 07/01/10                                               5,000                  5,400
FINANCE-AUTO LOANS (0.91%)
 Ford Motor Credit
  6.50%; 01/25/07                                              45,000                 44,708
  6.88%; 02/01/06                                              20,000                 20,260
 General Motors Acceptance
  6.38%; 01/30/04                                              15,000                 15,472
  6.88%; 09/15/11                                               5,000                  5,000
  7.00%; 02/01/12                                              20,000                 20,161
  8.00%; 11/01/31                                              35,000                 36,693
                                                                                     142,294
FINANCE-CONSUMER LOANS (0.22%)
 Household Finance
  3.01%; 09/19/03                                              10,000                 10,052
  5.75%; 01/30/07                                              25,000                 24,643
                                                                                      34,695
FINANCE-INVESTMENT BANKER & BROKER (0.42%)
 Banque Paribas
  6.88%; 03/01/09                                              15,000                 15,748
 Credit Suisse First Boston
  5.75%; 04/15/07                                              15,000                 15,065
 Goldman Sachs Group
  6.60%; 01/15/12                                              15,000                 14,908
 Lehman Brothers Holdings
  6.63%; 01/18/12                                              15,000                 14,944
 Morgan Stanley Dean Witter
  7.25%; 04/01/32                                               5,000                  4,997
                                                                                      65,662
FINANCE-LEASING COMPANY (0.03%)
 Case Credit
  6.13%; 02/15/03                                               5,000                  4,877
FINANCE-MORTGAGE LOAN/BANKER (2.36%)
 Countrywide Home Loans
  5.25%; 06/15/04                                              30,000                 30,532
 Federal Home Loan Mortgage
  5.75%; 01/15/12                                              30,000                 29,965
  6.25%; 07/15/32                                              48,000                 47,668
 Federal National Mortgage Association
  5.00%; 01/20/07                                              15,000                 15,068
  5.00%; 03/12/07                                              35,000                 35,008
  5.50%; 03/15/11                                             120,000                118,487
  5.65%; 01/22/09                                              35,000                 34,987
  6.00%; 05/15/08                                              25,000                 26,033
  6.25%; 07/19/11                                              30,000                 30,498
                                                                                     368,246
                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-OTHER SERVICES (0.20%)
 Newcourt Credit Group
                                                           $                     $
  6.88%; 02/16/05                                              10,000                 10,148
 Pemex Master Trust /2/
  7.88%; 02/01/09                                              20,000                 20,575
                                                                                      30,723
FOOD-MISCELLANEOUS/DIVERSIFIED (0.19%)
 Corn Products International
  8.45%; 08/15/09                                               5,000                  4,680
 General Mills
  6.00%; 02/15/12                                              10,000                  9,705
 Kraft Foods
  6.50%; 11/01/31                                              15,000                 14,544
                                                                                      28,929
FOOD-RETAIL (0.26%)
 Kroger
  7.50%; 04/01/31                                              10,000                 10,303
 Safeway
  3.63%; 11/05/03                                              25,000                 24,951
  7.00%; 09/15/02                                               5,000                  5,079
                                                                                      40,333
MEDICAL-DRUGS (0.10%)
 American Home Products
  5.88%; 03/15/04                                              15,000                 15,544
MEDICAL-HOSPITALS (0.10%)
 HCA
  7.13%; 06/01/06                                              10,000                 10,360
 Tenet Healthcare
  6.50%; 06/01/12                                               5,000                  4,962
                                                                                      15,322
MONEY CENTER BANKS (0.25%)
 Bank of America
  4.75%; 10/15/06                                              25,000                 24,670
 JP Morgan Chase
  5.35%; 03/01/07                                              15,000                 14,892
                                                                                      39,562
MORTGAGE BACKED SECURITIES (1.58%)
 Bear Stearns Commercial Mortgage Securities
  7.64%; 02/15/32                                              18,233                 19,627
 Chase Commercial Mortgage Securities
  7.03%; 10/15/08                                              44,116                 46,856
  7.76%; 04/15/32                                              10,000                 11,095
 CS First Boston Mortgage Securities /2/ /3/
  1.25%; 12/16/35                                              59,531                  3,619
 DLJ Commercial Mortgage
  7.62%; 06/10/33                                              15,000                 16,541
 First Union-Lehman Brothers-Bank of America
  6.56%; 11/18/35                                              40,000                 42,093
 GMAC Commercial Mortgage Securities
  6.96%; 09/15/35                                              30,000                 31,856
 JP Morgan Chase Commercial Mortgage Securities /2/
  /3/
  0.36%; 05/12/34                                             143,476                  4,977
                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
                                                           $                     $
  1.08%; 03/15/33                                              99,095                  5,702
 LB-UBS Commercial Mortgage Trust /2/ /3/
  0.89%; 03/15/34                                             283,281                  9,992
 PNC Mortgage Acceptance
  7.33%; 12/10/32                                              50,000                 54,018
                                                                                     246,376
MULTIMEDIA (0.47%)
 AOL Time Warner
  6.15%; 05/01/07                                              15,000                 14,547
  7.63%; 04/15/31                                              15,000                 14,001
 Gannett
  4.95%; 04/01/05                                              10,000                 10,116
 Viacom
  6.40%; 01/30/06                                               5,000                  5,144
  6.63%; 05/15/11                                              20,000                 20,143
 Walt Disney
  6.38%; 03/01/12                                              10,000                  9,890
                                                                                      73,841
NON-HAZARDOUS WASTE DISPOSAL (0.03%)
 Allied Waste
  8.50%; 12/01/08                                               5,000                  5,075
OIL COMPANY-EXPLORATION & PRODUCTION (0.58%)
 Alberta Energy
  7.38%; 11/01/31                                               5,000                  5,203
 Anadarko Petroleum
  5.38%; 03/01/07                                              10,000                  9,918
 Canadian Natural Resources
  7.20%; 01/15/32                                              10,000                  9,990
 Cross Timbers Oil
  9.25%; 04/01/07                                               5,000                  5,250
 Devon Energy
  7.95%; 04/15/32                                               5,000                  5,297
 Kerr-McGee
  5.88%; 09/15/06                                              25,000                 25,124
 Nexen
  7.88%; 03/15/32                                               5,000                  5,015
 Petroleos Mexicanos /2/
  6.50%; 02/01/05                                              15,000                 15,375
 XTO Energy
  7.50%; 04/15/12                                              10,000                 10,075
                                                                                      91,247
OIL COMPANY-INTEGRATED (0.16%)
 Amerada Hess
  7.13%; 03/15/33                                               5,000                  4,918
 Marathon Oil
  6.80%; 03/15/32                                              15,000                 14,338
 PanCanadian Energy
  7.20%; 11/01/31                                               5,000                  5,002
                                                                                      24,258
OIL REFINING & MARKETING (0.10%)
 Valero Energy
  6.88%; 04/15/12                                              15,000                 15,237
                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL-FIELD SERVICES (0.03%)
 Hanover Equipment Trust /2/
                                                           $                     $
  8.50%; 09/01/08                                               5,000                  5,050
PAPER & RELATED PRODUCTS (0.59%)
 Abitibi-Consolidated
  8.85%; 08/01/30                                              10,000                 10,105
 Domtar
  7.88%; 10/15/11                                              15,000                 15,968
 International Paper
  6.75%; 09/01/11                                              25,000                 25,440
 MeadWestvaco
  6.85%; 04/01/12                                               5,000                  5,070
 Norske Skogindustrier /2/
  7.63%; 10/15/11                                              10,000                 10,389
 Stora Enso Oyj
  7.38%; 05/15/11                                               5,000                  5,280
 Weyerhaeuser /2/
  6.13%; 03/15/07                                              10,000                 10,114
  7.38%; 03/15/32                                              10,000                 10,061
                                                                                      92,427
PIPELINES (0.33%)
 Duke Energy Field Services
  7.88%; 08/16/10                                              25,000                 26,510
 Dynegy Holdings
  6.88%; 04/01/11                                               5,000                  4,300
 El Paso
  7.00%; 05/15/11                                              15,000                 14,908
 Kinder Morgan Energy Partners
  6.75%; 03/15/11                                               5,000                  5,054
                                                                                      50,772
POULTRY (0.10%)
 Tyson Foods /2/
  6.63%; 10/01/04                                              15,000                 15,454
PROPERTY & CASUALTY INSURANCE (0.12%)
 ACE
  6.00%; 04/01/07                                              15,000                 15,210
 St Paul
  5.75%; 03/15/07                                               3,000                  3,033
                                                                                      18,243
PUBLISHING-BOOKS (0.10%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                              15,000                 15,405
REAL ESTATE OPERATOR & DEVELOPER (0.23%)
 EOP Operating
  7.00%; 07/15/11                                              20,000                 20,099
  7.38%; 11/15/03                                               5,000                  5,213
 First Industrial
  6.88%; 04/15/12                                              10,000                 10,068
                                                                                      35,380
REGIONAL AUTHORITY (0.20%)
 Province of Nova Scotia
  5.75%; 02/27/12                                              15,000                 14,786


                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REGIONAL AUTHORITY (CONTINUED)
 Province of Quebec
                                                           $                     $
  5.75%; 02/15/09                                               5,000                  5,015
  7.50%; 09/15/29                                              10,000                 11,163
                                                                                      30,964
REGIONAL BANKS (0.39%)
 Korea Development Bank
  7.13%; 04/22/04                                              25,000                 26,363
 PNC Funding
  5.75%; 08/01/06                                              20,000                 20,273
 Wells Fargo
  5.13%; 02/15/07                                              15,000                 14,945
                                                                                      61,581
RETAIL-AUTOMOBILE (0.07%)
 Autonation
  9.00%; 08/01/08                                              10,000                 10,625
RETAIL-DRUG STORE (0.03%)
 CVS /2/
  7.77%; 01/10/12                                               4,959                  5,127
RETAIL-MAJOR DEPARTMENT STORE (0.03%)
 Sears Roebuck Acceptance
  6.95%; 05/15/02                                               5,000                  5,007
RETAIL-REGIONAL DEPARTMENT STORE (0.13%)
 Dillards
  6.13%; 11/01/03                                              10,000                  9,924
 Federated Department Stores
  7.00%; 02/15/28                                              10,000                  9,705
                                                                                      19,629
RUBBER-TIRES (0.03%)
 Goodyear Tire & Rubber
  6.63%; 12/01/06                                               5,000                  4,798
SOVEREIGN (0.20%)
 Finland Government
  4.75%; 03/06/07                                               5,000                  4,987
 Italy Government
  5.63%; 06/15/12                                              10,000                  9,887
 Mexico Government
  8.38%; 01/14/11                                              15,000                 16,013
                                                                                      30,887
SPECIAL PURPOSE ENTITY (0.03%)
 Ahold Lease
  7.82%; 01/02/20                                               5,000                  5,392
SUPRANATIONAL BANK (0.16%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                               4,000                  4,260
  6.88%; 03/15/12                                              10,000                 10,124
 European Investment Bank
  4.63%; 03/01/07                                              10,000                  9,888
                                                                                      24,272
TELECOMMUNICATION SERVICES (0.26%)
 Avaya
  11.13%; 04/01/09                                              5,000                  4,750
                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELECOMMUNICATION SERVICES (CONTINUED)
 Citizens Communications
                                                           $                     $
  6.38%; 08/15/04                                              20,000                 20,271
 Telstra
  6.38%; 04/01/12                                              15,000                 15,221
                                                                                      40,242
TELEPHONE-INTEGRATED (0.97%)
 AT&T
  6.00%; 03/15/09                                              15,000                 13,225
  6.50%; 11/15/06                                               5,000                  4,790
 BellSouth
  6.88%; 10/15/31                                              15,000                 14,412
 British Telecommunications
  7.88%; 12/15/05                                              20,000                 21,443
 France Telecom
  7.70%; 03/01/06                                              15,000                 15,290
 Qwest /2/
  8.88%; 03/15/12                                              15,000                 14,598
 Qwest Capital Funding
  7.00%; 08/03/09                                               3,000                  2,146
 Sprint Capital
  6.00%; 01/15/07                                              15,000                 13,721
 Telefonica Europe
  7.75%; 09/15/10                                              10,000                 10,668
 Telefonos de Mexico
  8.25%; 01/26/06                                              10,000                 10,650
 Verizon
  6.50%; 09/15/11                                              20,000                 19,328
 Verizon New York
  7.38%; 04/01/32                                              10,000                  9,568
 WorldCom
  8.25%; 05/15/31                                               5,000                  2,200
                                                                                     152,039
TEXTILE-HOME FURNISHINGS (0.03%)
 Mohawk Industries /2/
  6.50%; 04/15/07                                               5,000                  5,100
TRANSPORT-RAIL (0.30%)
 Burlington Northern Santa Fe
  7.95%; 08/15/30                                              20,000                 22,171
 Canadian Pacific Railway
  7.13%; 10/15/31                                              10,000                 10,071
 CSX
  7.05%; 05/01/02                                               5,000                  5,000
 Union Pacific
  5.75%; 10/15/07                                              10,000                  9,995
                                                                                      47,237
                                                         TOTAL BONDS               2,959,845



                                                           Principal
     Type           Rate             Maturity                Amount                 Value
----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (7.88%)
                                                           $                     $
FHLMC           5.50%         03/01/09 - 12/01/18              75,058                 75,265
FHLMC           6.00%         02/01/17 - 02/01/32             424,969                428,801
FHLMC           6.50%         04/01/16 - 05/01/32             354,735                361,175
FHLMC           7.00%         09/01/20 - 09/01/31             211,915                218,887
FHLMC           7.50%         10/01/30 - 11/01/30             112,550                117,607
FHLMC           8.00%         11/01/30 - 02/01/31              26,720                 28,219
                                            TOTAL FHLMC CERTIFICATES               1,229,954

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (3.67%)
FNMA            6.00%         05/01/09 - 08/01/16             151,385                155,069
FNMA            6.50%         04/01/10 - 03/01/32             410,138                417,865
                                             TOTAL FNMA CERTIFICATES                 572,934

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (3.65%)
GNMA I          6.50%         07/15/31                         48,436                 49,138
GNMA I          7.00%         10/15/29 - 05/01/32             294,863                304,669
GNMA I          7.50%         01/15/31                         55,565                 58,286
GNMA II         6.50%         02/20/32                         74,993                 75,756
GNMA II         7.50%         10/20/30                         22,984                 24,028
GNMA II         8.00%         01/20/31                         55,368                 58,466
                                             TOTAL GNMA CERTIFICATES                 570,343

                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
TREASURY BONDS (5.40%)
 U.S. Treasury
                                                           $                     $
  3.00%; 11/30/03                                             100,000                100,168
  3.50%; 11/15/06                                             170,000                163,705
  3.63%; 03/31/04                                             175,000                176,463
  5.00%; 02/15/11                                              30,000                 29,836
  5.00%; 08/15/11                                              30,000                 29,772
  5.38%; 02/15/31                                               5,000                  4,841
  5.75%; 11/15/05                                              85,000                 89,655
  6.25%; 08/15/23                                              40,000                 42,469
  6.25%; 05/15/30                                              22,000                 23,631
  7.13%; 02/15/23                                              15,000                 17,504
  7.25%; 05/15/16                                              40,000                 46,405
  7.50%; 11/15/16                                              20,000                 23,729
  8.00%; 11/15/21                                              75,000                 94,960
                                                TOTAL TREASURY BONDS                 843,138

                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.02%)
FINANCE-MORTGAGE LOAN/BANKER (4.02%)
 Investment in Joint Trading Account; Federal Home
  Loan Bank System
                                                           $                     $
  1.79%; 05/01/02                                             627,219                627,219
                                              TOTAL COMMERCIAL PAPER                 627,219
                                                                                 -----------

                               TOTAL PORTFOLIO INVESTMENTS (100.68%)              15,716,398
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.68%)                                   (106,856)
                                          TOTAL NET ASSETS (100.00%)             $15,609,542
                                                                                 --------------


See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        BOND & MORTGAGE SECURITIES FUND

                           APRIL 30, 2002 (UNAUDITED)

                                                          Principal

                                                          Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (46.86%)
AEROSPACE & DEFENSE (0.51%)
 Northrop Grumman
                                                                     $                     $
  7.75%; 02/15/31                                                       100,000                104,182
 Raytheon
  6.45%; 08/15/02                                                       100,000                100,885
  7.90%; 03/01/03                                                        97,000                 99,867
                                                                                               304,934
AEROSPACE & DEFENSE EQUIPMENT (0.14%)
 United Technologies
  6.10%; 05/15/12                                                        85,000                 85,523
AGRICULTURAL CHEMICALS (0.06%)
 IMC Global
  10.88%; 06/01/08                                                       30,000                 33,600
AIRLINES (0.30%)
 Northwest Airlines
  7.58%; 03/01/19                                                        79,035                 80,165
 Southwest Airlines
  5.10%; 05/01/06                                                       100,000                100,803
                                                                                               180,968
AUTO-CARS & LIGHT TRUCKS (1.10%)
 DaimlerChrysler Holding
  7.13%; 04/10/03                                                       230,000                236,418
  7.30%; 01/15/12                                                       170,000                176,304
 Ford Motor
  7.45%; 07/16/31                                                       265,000                249,656
                                                                                               662,378
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.24%)
 Delphi
  6.50%; 05/01/09                                                        55,000                 54,959
 TRW
  7.13%; 06/01/09                                                        30,000                 30,003
 Visteon
  8.25%; 08/01/10                                                        55,000                 57,643
                                                                                               142,605
AUTOMOBILE SEQUENTIAL (4.02%)
 Capital Auto Receivables Asset Trust
  4.50%; 10/15/07                                                       680,000                682,074
 DaimlerChrysler Auto Trust
  6.11%; 11/08/04                                                       375,000                387,077
 Ford Credit Auto Owner Trust
  4.72%; 12/15/05                                                       750,000                764,556
 Toyota Auto Receivables Owner Trust
  4.72%; 09/15/08                                                       570,000                580,340
                                                                                             2,414,047
BEVERAGES-NON-ALCOHOLIC (0.12%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                                        75,000                 74,836
BROADCASTING SERVICES & PROGRAMMING (0.32%)
 Clear Channel Communications
  6.00%; 11/01/06                                                        25,000                 24,312
  7.88%; 06/15/05                                                       138,000                144,044
 Grupo Televisa /1/
  8.50%; 03/11/32                                                        25,000                 25,125
                                                                                               193,481
                                                          Principal

                                                          Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.15%)
 CRH America
                                                                     $                     $
  6.95%; 03/15/12                                                        26,000                 26,761
 Masco
  6.00%; 05/03/04                                                        60,000                 61,738
                                                                                                88,499
BUILDING PRODUCTS-AIR & HEATING (0.06%)
 York International
  6.63%; 08/15/06                                                        35,000                 36,046
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.18%)
 Cemex Central Sa De Cv /1/
  8.63%; 07/18/03                                                       100,000                105,300
BUILDING-RESIDENTIAL & COMMERCIAL (0.12%)
 DR Horton /1/
  8.50%; 04/15/12                                                        70,000                 69,913
CABLE TV (0.16%)
 Comcast Cable Communications
  6.88%; 06/15/09                                                       100,000                 97,555
CASINO HOTELS (0.26%)
 Mirage Resorts
  6.75%; 02/01/08                                                        85,000                 83,133
 Park Place Entertainment
  8.50%; 11/15/06                                                        70,000                 73,552
                                                                                               156,685
CELLULAR TELECOMMUNICATIONS (0.74%)
 AT&T Wireless Services
  7.88%; 03/01/11                                                       110,000                107,476
 Cingular Wireless /1/
  6.50%; 12/15/11                                                        30,000                 28,573
  7.13%; 12/15/31                                                        75,000                 69,136
 Telus
  7.50%; 06/01/07                                                        35,000                 35,602
  8.00%; 06/01/11                                                        90,000                 91,187
 Verizon Wireless /1/
  5.38%; 12/15/06                                                       115,000                109,994
                                                                                               441,968
CHEMICALS-DIVERSIFIED (0.24%)
 Chevron Phillips Chemical
  7.00%; 03/15/11                                                       100,000                 99,748
 Equistar Chemicals
  8.50%; 02/15/04                                                        45,000                 44,868
                                                                                               144,616
COAL (0.06%)
 Luscar Coal
  9.75%; 10/15/11                                                        35,000                 37,188
COATINGS & PAINT (0.07%)
 Valspar
  6.00%; 05/01/07                                                        40,000                 39,823
COMMERCIAL BANKS (0.25%)
 US Bank
  6.38%; 08/01/11                                                       150,000                152,117
                                                          Principal

                                                          Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMPUTER SERVICES (0.04%)
 Unisys
                                                                     $                     $
  8.13%; 06/01/06                                                        25,000                 25,500
CREDIT CARD ASSET BACKED SECURITIES (2.21%)
 American Express Credit Account Master Trust
  5.53%; 10/15/08                                                       375,000                386,913
 Citibank Credit Card Master Trust I
  5.50%; 02/15/06                                                       185,000                191,313
 Discover Card Master Trust I
  6.85%; 07/17/07                                                       400,000                426,626
 MBNA Master Credit Card Trust
  6.60%; 04/16/07                                                       300,000                319,050
                                                                                             1,323,902
CREDIT CARD CONTROL AMORTIZATION (0.54%)
 Sears Credit Account Master Trust
  6.20%; 07/16/07                                                       125,000                128,021
  7.25%; 11/15/07                                                       185,000                193,654
                                                                                               321,675
DIVERSIFIED FINANCIAL SERVICES (0.98%)
 CIT Group
  7.38%; 04/02/07                                                        50,000                 48,897
 Citigroup
  6.00%; 02/21/12                                                        75,000                 74,130
  7.25%; 10/01/10                                                       275,000                294,846
 General Electric Capital
  6.75%; 03/15/32                                                        70,000                 69,119
 John Deere Capital
  7.00%; 03/15/12                                                       100,000                102,412
                                                                                               589,404
DIVERSIFIED OPERATIONS (0.38%)
 Hutchison Whampoa International /1/
  7.00%; 02/16/11                                                       150,000                153,430
 Rio Tinto Finance
  5.75%; 07/03/06                                                        75,000                 76,356
                                                                                               229,786
ELECTRIC-GENERATION (0.11%)
 Allegheny Energy Supply /1/
  8.25%; 04/15/12                                                        18,000                 18,558
 Reliant Energy Finance /1/
  7.40%; 11/15/02                                                        45,000                 45,765
                                                                                                64,323
ELECTRIC-INTEGRATED (2.37%)
 Arizona Public Service
  6.50%; 03/01/12                                                        60,000                 59,789
 Consumers Energy
  6.00%; 03/15/05                                                        45,000                 45,820
 Dominion Resources
  6.00%; 01/31/03                                                       200,000                203,399
 DTE Energy
  7.05%; 06/01/11                                                       100,000                102,734
 Duke Energy
  6.25%; 01/15/12                                                        60,000                 60,370
 Exelon
  6.75%; 05/01/11                                                       110,000                111,157
                                                          Principal

                                                          Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 GPU
                                                                     $                     $
  7.70%; 12/01/05                                                       125,000                132,749
 MidAmerican Energy Holdings
  6.75%; 12/30/31                                                        60,000                 56,376
 Mirant Americas Generation /1/
  8.50%; 10/01/21                                                        85,000                 73,525
 Niagara Mohawk Power
  5.38%; 10/01/04                                                        60,000                 60,709
 Northeast Utilities
  7.25%; 04/01/12                                                        45,000                 45,813
 PG&E National Energy Group
  10.38%; 05/16/11                                                       85,000                 88,825
 PPL Energy Supply
  6.40%; 11/01/11                                                        50,000                 46,817
 Progress Energy
  6.55%; 03/01/04                                                       100,000                103,590
  6.75%; 03/01/06                                                       100,000                103,628
 TXU
  6.38%; 06/15/06                                                       125,000                126,636
                                                                                             1,421,937
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.14%)
 Flextronics International
  9.88%; 07/01/10                                                        80,000                 86,400
FINANCE-AUTO LOANS (1.85%)
 Ford Motor Credit
  6.50%; 01/25/07                                                       305,000                303,019
  6.88%; 02/01/06                                                       200,000                202,603
 General Motors Acceptance
  6.38%; 01/30/04                                                       100,000                103,149
  6.88%; 09/15/11                                                       105,000                105,000
  7.00%; 02/01/12                                                       115,000                115,927
  8.00%; 11/01/31                                                       265,000                277,817
                                                                                             1,107,515
FINANCE-CONSUMER LOANS (0.46%)
 Household Finance
  3.01%; 09/19/03                                                       125,000                125,655
  5.75%; 01/30/07                                                       150,000                147,857
                                                                                               273,512
FINANCE-INVESTMENT BANKER & BROKER (1.11%)
 Banque Paribas
  6.88%; 03/01/09                                                       125,000                131,232
 Credit Suisse First Boston
  5.75%; 04/15/07                                                       140,000                140,609
 Goldman Sachs Group
  6.60%; 01/15/12                                                       150,000                149,081
 Lehman Brothers Holdings
  6.63%; 01/18/12                                                       115,000                114,569
 Morgan Stanley Dean Witter
  7.25%; 04/01/32                                                        30,000                 29,980
 Salomon Smith Barney Holdings
  6.50%; 02/15/08                                                       100,000                103,533
                                                                                               669,004
                                                          Principal

                                                          Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-LEASING COMPANY (0.07%)
 Case Credit
                                                                     $                     $
  6.13%; 02/15/03                                                        40,000                 39,014
FINANCE-MORTGAGE LOAN/BANKER (5.12%)
 Countrywide Home Loans
  5.25%; 06/15/04                                                       250,000                254,434
 Federal Home Loan Mortgage
  5.75%; 01/15/12                                                       250,000                249,708
  6.25%; 07/15/32                                                       304,000                301,897
  6.75%; 03/15/31                                                       307,000                325,787
 Federal National Mortgage Association
  5.00%; 01/20/07                                                       150,000                150,682
  5.00%; 03/12/07                                                       310,000                310,069
  5.50%; 03/15/11                                                       650,000                641,803
  5.65%; 01/22/09                                                       275,000                274,901
  6.00%; 05/15/08                                                       200,000                208,260
  6.00%; 05/15/11                                                        75,000                 76,541
  6.25%; 07/19/11                                                       225,000                228,736
  6.63%; 11/15/30                                                        50,000                 52,225
                                                                                             3,075,043
FINANCE-OTHER SERVICES (0.47%)
 Newcourt Credit Group
  6.88%; 02/16/05                                                        75,000                 76,112
 Pemex Master Trust /1/
  7.88%; 02/01/09                                                       200,000                205,750
                                                                                               281,862
FOOD-MISCELLANEOUS/DIVERSIFIED (0.45%)
 Corn Products International
  8.45%; 08/15/09                                                        30,000                 28,082
 General Mills
  6.00%; 02/15/12                                                       130,000                126,166
 Kraft Foods
  6.50%; 11/01/31                                                       120,000                116,353
                                                                                               270,601
FOOD-RETAIL (0.69%)
 Kroger
  7.50%; 04/01/31                                                       100,000                103,027
 Safeway
  3.63%; 11/05/03                                                       250,000                249,514
  7.00%; 09/15/02                                                        60,000                 60,943
                                                                                               413,484
MEDICAL-DRUGS (0.17%)
 American Home Products
  5.88%; 03/15/04                                                       100,000                103,626
MEDICAL-HOSPITALS (0.25%)
 HCA
  6.95%; 05/01/12                                                        50,000                 50,131
  7.13%; 06/01/06                                                        40,000                 41,440
 Tenet Healthcare
  6.50%; 06/01/12                                                        60,000                 59,549
                                                                                               151,120
MONEY CENTER BANKS (0.65%)
 Bank of America
  4.75%; 10/15/06                                                       100,000                 98,679
  7.40%; 01/15/11                                                       155,000                166,880
                                                          Principal

                                                          Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
 JP Morgan Chase
                                                                     $                     $
  5.35%; 03/01/07                                                       125,000                124,102
                                                                                               389,661
MORTGAGE BACKED SECURITIES (3.84%)
 Bear Stearns Commercial Mortgage Securities
  7.64%; 02/15/32                                                       296,287                318,935
 Chase Commercial Mortgage Securities
  7.03%; 10/15/08                                                       273,183                290,149
  7.76%; 04/15/32                                                       117,000                129,815
 CS First Boston Mortgage Securities /1/ /2/
  1.25%; 12/16/35                                                       406,796                 24,732
 DLJ Commercial Mortgage
  7.62%; 06/10/33                                                        75,000                 82,704
 First Union National Bank Commercial Mortgage /1/ /2/
  0.01%; 12/12/33                                                       997,076                 38,408
  7.20%; 10/15/32                                                       100,000                107,945
 First Union-Lehman Brothers-Bank of America
  6.56%; 11/18/35                                                       400,000                420,929
 GMAC Commercial Mortgage Securities
  6.96%; 09/15/35                                                       185,000                196,443
 JP Morgan Chase Commercial Mortgage Securities /1/ /2/
  0.36%; 05/12/34                                                     1,865,190                 64,699
  0.83%; 11/15/35                                                     1,395,097                 50,701
  1.08%; 03/15/33                                                       619,346                 35,635
 LB-UBS Commercial Mortgage Trust /1/ /2/
  0.89%; 03/15/34                                                       991,482                 34,972
 Morgan Stanley Capital I /1/
  7.44%; 11/15/28                                                       120,000                130,550
 PNC Mortgage Acceptance
  7.33%; 12/10/32                                                       350,000                378,130
                                                                                             2,304,747
MULTI-LINE INSURANCE (0.21%)
 Metlife
  5.25%; 12/01/06                                                       125,000                124,823
MULTIMEDIA (1.18%)
 AOL Time Warner
  6.15%; 05/01/07                                                       135,000                130,922
  7.63%; 04/15/31                                                       135,000                126,010
 Gannett
  4.95%; 04/01/05                                                       100,000                101,160
 Viacom
  6.40%; 01/30/06                                                       195,000                200,629
  6.63%; 05/15/11                                                        50,000                 50,357
 Walt Disney
  6.38%; 03/01/12                                                       100,000                 98,899
                                                                                               707,977
NON-HAZARDOUS WASTE DISPOSAL (0.12%)
 Allied Waste
  8.50%; 12/01/08                                                        70,000                 71,050
                                                          Principal

                                                          Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (1.43%)
 Alberta Energy
                                                                     $                     $
  7.38%; 11/01/31                                                        45,000                 46,823
 Anadarko Finance
  6.75%; 05/01/11                                                       100,000                102,550
 Canadian Natural Resources
  7.20%; 01/15/32                                                        70,000                 69,929
 Cross Timbers Oil
  9.25%; 04/01/07                                                        40,000                 42,000
 Devon Energy
  7.95%; 04/15/32                                                        40,000                 42,378
 Kerr-McGee
  5.88%; 09/15/06                                                       195,000                195,966
 Nexen
  7.88%; 03/15/32                                                        30,000                 30,092
 Petroleos Mexicanos /1/
  6.50%; 02/01/05                                                       100,000                102,500
 Woodside Finance /1/
  6.70%; 08/01/11                                                       150,000                149,119
 XTO Energy
  7.50%; 04/15/12                                                        75,000                 75,562
                                                                                               856,919
OIL COMPANY-INTEGRATED (0.55%)
 Amerada Hess
  7.13%; 03/15/33                                                        60,000                 59,016
 Marathon Oil
  6.80%; 03/15/32                                                       100,000                 95,585
 PanCanadian Energy
  7.20%; 11/01/31                                                        75,000                 75,027
 Petrobras International Finance /1/
  9.13%; 02/01/07                                                       100,000                102,000
                                                                                               331,628
OIL REFINING & MARKETING (0.22%)
 Valero Energy
  6.88%; 04/15/12                                                       130,000                132,052
OIL-FIELD SERVICES (0.03%)
 Hanover Equipment Trust /1/
  8.50%; 09/01/08                                                        15,000                 15,150
PAPER & RELATED PRODUCTS (1.51%)
 Abitibi-Consolidated
  6.95%; 12/15/06                                                       120,000                117,865
  8.85%; 08/01/30                                                        65,000                 65,682
 Domtar
  7.88%; 10/15/11                                                       130,000                138,385
 International Paper
  6.75%; 09/01/11                                                        75,000                 76,322
  8.00%; 07/08/03                                                       200,000                209,727
 MeadWestvaco
  6.85%; 04/01/12                                                        40,000                 40,561
 Norske Skogindustrier /1/
  7.63%; 10/15/11                                                       110,000                114,281
 Stora Enso Oyj
  7.38%; 05/15/11                                                        15,000                 15,841


                                                          Principal

                                                          Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
 Weyerhaeuser /1/
                                                                     $                     $
  6.13%; 03/15/07                                                        65,000                 65,738
  7.38%; 03/15/32                                                        60,000                 60,365
                                                                                               904,767
PIPELINES (0.83%)
 Duke Energy Field Services
  7.88%; 08/16/10                                                       235,000                249,195
 Dynegy Holdings
  6.88%; 04/01/11                                                        65,000                 55,900
 El Paso
  7.00%; 05/15/11                                                       120,000                119,260
 Kinder Morgan Energy Partners
  6.75%; 03/15/11                                                        75,000                 75,809
                                                                                               500,164
POULTRY (0.29%)
 Tyson Foods /1/
  6.63%; 10/01/04                                                       170,000                175,140
PROPERTY & CASUALTY INSURANCE (0.20%)
 ACE
  6.00%; 04/01/07                                                        90,000                 91,262
 St Paul
  5.75%; 03/15/07                                                        30,000                 30,331
                                                                                               121,593
PUBLISHING-BOOKS (0.13%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                                        75,000                 77,025
REAL ESTATE OPERATOR & DEVELOPER (0.44%)
 EOP Operating
  7.00%; 07/15/11                                                        80,000                 80,395
  7.38%; 11/15/03                                                       120,000                125,105
 First Industrial
  6.88%; 04/15/12                                                        60,000                 60,410
                                                                                               265,910
REGIONAL AUTHORITY (0.42%)
 Province of Nova Scotia
  5.75%; 02/27/12                                                       125,000                123,213
 Province of Quebec
  5.75%; 02/15/09                                                        20,000                 20,061
  7.50%; 09/15/29                                                       100,000                111,634
                                                                                               254,908
REGIONAL BANKS (0.85%)
 Korea Development Bank
  7.13%; 04/22/04                                                       225,000                237,268
 PNC Funding
  5.75%; 08/01/06                                                       150,000                152,044
 Wells Fargo
  5.13%; 02/15/07                                                       120,000                119,560
                                                                                               508,872
RETAIL-AUTOMOBILE (0.14%)
 Autonation
  9.00%; 08/01/08                                                        80,000                 85,000
                                                          Principal

                                                          Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-DRUG STORE (0.07%)
 CVS /1/
                                                                     $                     $
  7.77%; 01/10/12                                                        39,670                 41,016
RETAIL-MAJOR DEPARTMENT STORE (0.05%)
 Sears Roebuck Acceptance
  6.95%; 05/15/02                                                        30,000                 30,044
RETAIL-REGIONAL DEPARTMENT STORE (0.33%)
 Dillards
  6.13%; 11/01/03                                                       100,000                 99,240
 Federated Department Stores
  7.00%; 02/15/28                                                        85,000                 82,496
  8.13%; 10/15/02                                                        16,000                 16,348
                                                                                               198,084
RETAIL-TOY STORE (0.10%)
 Toys R Us
  6.88%; 08/01/06                                                        60,000                 56,904
RUBBER-TIRES (0.03%)
 Goodyear Tire & Rubber
  6.63%; 12/01/06                                                        20,000                 19,191
SOVEREIGN (0.44%)
 Finland Government
  4.75%; 03/06/07                                                        60,000                 59,845
 Italy Government
  5.63%; 06/15/12                                                        70,000                 69,209
 Mexico Government
  8.38%; 01/14/11                                                       125,000                133,438
                                                                                               262,492
SPECIAL PURPOSE ENTITY (2.14%)
 Ahold Lease
  7.82%; 01/02/20                                                        35,000                 37,744
 Targeted Return Index Securities /1/ /2/
  6.00%; 01/25/07                                                       750,000                738,615
  7.66%; 01/15/32                                                       500,000                510,120
                                                                                             1,286,479
SUPRANATIONAL BANK (0.25%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                                        40,000                 42,603
  6.88%; 03/15/12                                                        60,000                 60,743
 European Investment Bank
  4.63%; 03/01/07                                                        50,000                 49,438
                                                                                               152,784
TELECOMMUNICATION SERVICES (0.49%)
 Avaya
  11.13%; 04/01/09                                                       35,000                 33,250
 Citizens Communications
  6.38%; 08/15/04                                                       135,000                136,830
 Telstra
  6.38%; 04/01/12                                                       125,000                126,842
                                                                                               296,922
TELEPHONE-INTEGRATED (2.47%)
 AT&T
  6.00%; 03/15/09                                                       140,000                123,430
  6.50%; 11/15/06                                                        35,000                 33,534
                                                          Principal

                                                          Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 BellSouth
                                                                     $                     $
  6.88%; 10/15/31                                                       125,000                120,098
 British Telecommunications
  7.88%; 12/15/05                                                       180,000                192,986
 COX Communications
  7.50%; 08/15/04                                                       115,000                119,576
 France Telecom
  7.70%; 03/01/06                                                       125,000                127,419
 Qwest /1/
  8.88%; 03/15/12                                                       140,000                136,245
 Qwest Capital Funding
  7.00%; 08/03/09                                                        25,000                 17,879
 Sprint Capital
  6.00%; 01/15/07                                                       130,000                118,917
 Telefonica Europe
  7.75%; 09/15/10                                                       120,000                128,011
 Telefonos de Mexico
  8.25%; 01/26/06                                                       160,000                170,400
 Verizon
  6.50%; 09/15/11                                                       100,000                 96,642
 Verizon New York
  7.38%; 04/01/32                                                        70,000                 66,978
 WorldCom
  8.25%; 05/15/31                                                        65,000                 28,600
                                                                                             1,480,715
TEXTILE-HOME FURNISHINGS (0.07%)
 Mohawk Industries /1/
  6.50%; 04/15/07                                                        40,000                 40,803
TRANSPORT-RAIL (0.87%)
 Burlington Northern Santa Fe
  7.95%; 08/15/30                                                       120,000                133,028
 Canadian National Railway
  6.38%; 10/15/11                                                       200,000                201,146
 Canadian Pacific Railway
  7.13%; 10/15/31                                                        50,000                 50,355
 CSX
  7.05%; 05/01/02                                                        10,000                 10,000
 Union Pacific
  5.75%; 10/15/07                                                       125,000                124,933
                                                                                               519,462
                                                                   TOTAL BONDS              28,122,072







                                                          Principal

     Type           Rate               Maturity           Amount                              Value

--------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (18.64%)
                                                                     $                     $
FHLMC           5.50%         04/01/09 - 12/01/18                       852,161                851,038
FHLMC           6.00%         12/01/16 - 02/01/32                     3,532,492              3,566,796
FHLMC           6.50%         07/01/19 - 05/01/32                     4,037,736              4,094,830
FHLMC           7.00%         08/01/16 - 09/01/31                     1,594,725              1,652,407
FHLMC           7.50%         10/01/30 - 02/01/32                       859,770                898,400
FHLMC           8.00%         11/01/30 - 02/01/31                       116,845                123,400
                                                      TOTAL FHLMC CERTIFICATES              11,186,871

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (10.38%)
FNMA            6.00%         05/01/09 - 03/01/32                       969,955                975,928
FNMA            6.50%         04/01/10 - 05/01/32                     3,761,739              3,830,687
FNMA            7.00%         09/01/31 - 02/01/32                     1,028,072              1,061,457
FNMA            7.50%         09/01/31                                  350,000                365,725
                                                       TOTAL FNMA CERTIFICATES               6,233,797

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (9.14%)
GNMA I          6.00%         08/15/31 - 01/15/32                       645,486                639,304
GNMA I          6.50%         07/15/31                                  193,744                196,552
GNMA I          7.00%         04/15/31 - 05/01/32                     2,422,928              2,502,823
GNMA I          7.50%         10/15/29 - 01/15/31                       643,633                675,854
GNMA II         6.50%         02/20/32                                  349,966                353,524
GNMA II         7.50%         10/20/30                                  321,774                336,386
GNMA II         8.00%         01/20/31                                  738,243                779,547
                                                       TOTAL GNMA CERTIFICATES               5,483,990

                                                          Principal

                                                          Amount                              Value

--------------------------------------------------------------------------------------------------------------
TREASURY BONDS (14.23%)
 U.S. Treasury
                                                                     $                     $
  2.75%; 10/31/03                                                       990,000                989,497
  3.50%; 11/15/06                                                     1,010,000                972,599
  3.63%; 03/31/04                                                     2,750,000              2,772,987
  4.63%; 05/15/06                                                       555,000                562,393
  4.75%; 11/15/08                                                       250,000                249,160
  5.00%; 08/15/11                                                        35,000                 34,735
  5.38%; 02/15/31                                                       200,000                193,656
  6.25%; 08/15/23                                                       475,000                504,316
  6.25%; 05/15/30                                                       290,000                311,501
  6.75%; 08/15/26                                                       500,000                564,883
  7.25%; 05/15/16                                                       310,000                359,636
  7.50%; 11/15/16                                                       490,000                581,358
  8.00%; 11/15/21                                                       350,000                443,147
                                                          TOTAL TREASURY BONDS               8,539,868

                                                          Principal

                                                          Amount                              Value

--------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.48%)
FINANCE-MORTGAGE LOAN/BANKER (4.48%)
 Investment in Joint Trading Account; Federal Home Loan
  Bank System                                                        10,000,000
                                                                     $                     $
  1.79%; 05/01/02                                                     2,688,538              2,688,538
                                                        TOTAL COMMERCIAL PAPER               2,688,538
                                                                                           -----------

                                         TOTAL PORTFOLIO INVESTMENTS (103.73%)              62,255,136
LIABILITIES, NET OF CASH AND RECEIVABLES (-3.73%)                                           (2,238,782)
                                                    TOTAL NET ASSETS (100.00%)             $60,016,354
                                                                                           --------------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           CAPITAL PRESERVATION FUND

                           APRIL 30, 2002 (UNAUDITED)

                                                  Principal

                                                  Amount                              Value

-----------------------------------------------------------------------------------------------------
BONDS (77.49%)
AEROSPACE & DEFENSE (0.73%)
 Raytheon
                                                             $                     $
  7.90%; 03/01/03                                               100,000                102,956
ASSET BACKED SECURITIES (2.41%)
 Chase Funding Mortgage Loan
  5.04%; 12/25/23                                                50,000                 50,516
 Comm Commercial Mortgage
  7.21%; 08/15/33                                               272,703                290,803
                                                                                       341,319
AUTO-CARS & LIGHT TRUCKS (3.28%)
 DaimlerChrysler
  4.85%; 06/06/05                                               250,000                255,756
  7.75%; 05/27/03                                               200,000                207,387
                                                                                       463,143
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.72%)
 Delphi Automotive Systems
  6.13%; 05/01/04                                               100,000                102,355
AUTOMOBILE SEQUENTIAL (1.06%)
 Ford Credit Auto Owner Trust
  4.01%; 03/15/06                                               150,000                150,557
BEVERAGES-NON-ALCOHOLIC (0.35%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                                50,000                 49,891
CELLULAR TELECOMMUNICATIONS (0.68%)
 Cingular Wireless /1/
  5.63%; 12/15/06                                                50,000                 48,475
 Verizon Wireless /1/
  5.38%; 12/15/06                                                50,000                 47,823
                                                                                        96,298
COATINGS & PAINT (0.18%)
 Valspar
  6.00%; 05/01/07                                                25,000                 24,889
COMMERCIAL BANKS (1.00%)
 Bank of Boston
  6.88%; 07/15/03                                               135,000                141,027
COMMERCIAL MBS (3.09%)
 LB-UBS Commercial Mortgage Trust
  6.41%; 12/15/19                                               120,581                125,776
 Merrill Lynch Mortgage Investors
  7.37%; 11/15/31                                               292,422                310,815
                                                                                       436,591
CREDIT CARD ASSET BACKED SECURITIES (8.14%)
 American Express Master Trust
  7.85%; 08/15/05                                               200,000                216,866
 Discover Card Master Trust I
  5.60%; 05/16/06                                               250,000                258,639
 MBNA Master Credit Card Trust
  5.25%; 02/15/06                                               200,000                205,811
  5.80%; 12/15/05                                               200,000                206,788
                                                  Principal

                                                  Amount                              Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 Sears Credit Account Master Trust
                                                             $                     $
  7.00%; 07/15/08                                               250,000                262,203
                                                                                     1,150,307
DISTRIBUTION-WHOLESALE (0.36%)
 Costco Wholesale
  5.50%; 03/15/07                                                50,000                 50,689
DIVERSIFIED FINANCIAL SERVICES (3.13%)
 Citigroup
  6.75%; 12/01/05                                               100,000                106,119
 General Electric Capital
  6.75%; 03/15/32                                               135,000                133,302
 Household Finance
  6.00%; 05/01/04                                               200,000                203,270
                                                                                       442,691
DIVERSIFIED OPERATIONS (0.72%)
 Rio Tinto Finance
  5.75%; 07/03/06                                               100,000                101,808
ELECTRIC (0.70%)
 Nisource Finance
  5.75%; 04/15/03                                               100,000                 99,561
ELECTRIC-DISTRIBUTION (0.71%)
 Detroit Edison
  5.05%; 10/01/05                                               100,000                100,237
ELECTRIC-INTEGRATED (3.79%)
 DTE Energy
  6.00%; 06/01/04                                               100,000                102,764
 Niagara Mohawk Power
  7.38%; 07/01/03                                               113,415                118,409
  7.75%; 05/15/06                                               100,000                107,586
 Progress Energy
  6.55%; 03/01/04                                               200,000                207,179
                                                                                       535,938
FINANCE-AUTO LOANS (2.88%)
 Ford Motor Credit
  6.70%; 07/16/04                                               100,000                102,284
  6.88%; 02/01/06                                               100,000                101,302
 General Motors Acceptance
  6.75%; 01/15/06                                               100,000                103,301
  6.88%; 09/15/11                                               100,000                100,000
                                                                                       406,887
FINANCE-COMMERCIAL (0.74%)
 Heller Financial
  6.00%; 03/19/04                                               100,000                104,079
FINANCE-CREDIT CARD (2.21%)
 American Express
  6.88%; 11/01/05                                               100,000                106,239
 Citibank Credit Card
  5.30%; 01/09/06                                               200,000                206,074
                                                                                       312,313
FINANCE-INVESTMENT BANKER & BROKER (2.66%)
 Banque Paribas
  8.35%; 06/15/07                                                50,000                 56,850
                                                  Principal

                                                  Amount                              Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Goldman Sachs Group
                                                             $                     $
  7.63%; 08/17/05                                               100,000                108,181
 Lehman Brothers Holdings
  6.25%; 05/15/06                                               100,000                103,030
 Morgan Stanley Dean Witter
  7.75%; 06/15/05                                               100,000                108,589
                                                                                       376,650
FINANCE-MORTGAGE LOAN/BANKER (15.88%)
 Countrywide Home Loan
  5.25%; 05/22/03                                               100,000                101,901
  6.85%; 06/15/04                                               100,000                105,256
 Federal Home Loan Mortgage
  4.50%; 06/15/03                                               100,000                101,757
  4.50%; 08/15/04                                               300,000                305,218
  5.25%; 02/15/04                                               150,000                154,604
  5.75%; 04/15/08                                               200,000                205,657
  5.75%; 03/15/09                                               250,000                256,054
  6.25%; 07/15/04                                               200,000                210,802
  6.63%; 09/15/09                                                50,000                 53,558
  6.88%; 01/15/05                                               250,000                268,663
  7.00%; 07/15/05                                                25,000                 27,049
 Federal National Mortgage Association
  3.88%; 03/15/05                                               250,000                248,940
  5.25%; 06/15/06                                               200,000                204,713
                                                                                     2,244,172
FINANCE-OTHER SERVICES (0.73%)
 Verizon Global Funding
  6.75%; 12/01/05                                               100,000                103,320
FOOD-CANNED (0.36%)
 Campbell Soup
  5.50%; 03/15/07                                                50,000                 50,265
FOOD-MISCELLANEOUS/DIVERSIFIED (0.35%)
 Kraft Foods
  4.63%; 11/01/06                                                50,000                 49,103
FOOD-RETAIL (0.71%)
 Safeway
  3.63%; 11/05/03                                               100,000                 99,805
HOME EQUITY SEQUENTIAL (0.36%)
 Residential Asset Securities
  4.99%; 02/25/27                                                50,000                 50,390
MEDICAL PRODUCTS (0.35%)
 Baxter International
  5.25%; 05/01/07                                                50,000                 50,072
METAL-ALUMINUM (1.29%)
 Alcoa
  7.25%; 08/01/05                                               170,000                182,817
MONEY CENTER BANKS (1.40%)
 Bank of America
  4.75%; 10/15/06                                               150,000                148,018
                                                  Principal

                                                  Amount                              Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
 JP Morgan Chase
                                                             $                     $
  5.35%; 03/01/07                                                50,000                 49,641
                                                                                       197,659
MORTGAGE BACKED SECURITIES (3.54%)
 JP Morgan Chase Commercial Mortgage Securities
  4.55%; 05/12/34                                               150,000                150,281
 Morgan Stanley Dean Witter Capital I
  7.15%; 09/01/15                                               199,788                212,782
 PNC Mortgage Acceptance
  7.11%; 12/10/32                                               129,777                138,049
                                                                                       501,112
MULTIMEDIA (1.01%)
 Gannett
  5.50%; 04/01/07                                                40,000                 40,203
 Viacom
  6.40%; 01/30/06                                               100,000                102,886
                                                                                       143,089
OIL COMPANY-EXPLORATION & PRODUCTION (0.36%)
 Kerr-McGee
  5.38%; 04/15/05                                                50,000                 50,662
OIL COMPANY-INTEGRATED (0.71%)
 Conoco Funding
  5.45%; 10/15/06                                               100,000                100,535
PAPER & RELATED PRODUCTS (1.66%)
 International Paper
  8.00%; 07/08/03                                               200,000                209,727
 Weyerhaeuser /1/
  6.13%; 03/15/07                                                25,000                 25,284
                                                                                       235,011
PIPELINES (0.73%)
 Duke Energy Field Services
  7.50%; 08/16/05                                               100,000                103,651
PROPERTY & CASUALTY INSURANCE (0.18%)
 St Paul
  5.75%; 03/15/07                                                25,000                 25,276
PUBLISHING-BOOKS (0.73%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                               100,000                102,700
PUBLISHING-NEWSPAPERS (0.18%)
 Thomson
  5.75%; 02/01/08                                                25,000                 24,787
REGIONAL BANKS (2.22%)
 FleetBoston Financial
  7.25%; 09/15/05                                               100,000                107,585
 Korea Development Bank
  7.13%; 04/22/04                                               100,000                105,452
 PNC Funding
  5.75%; 08/01/06                                               100,000                101,362
                                                                                       314,399
                                                  Principal

                                                  Amount                              Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-DISCOUNT (1.10%)
 Target
                                                             $                     $
  6.40%; 02/15/03                                               150,000                154,811
SOVEREIGN (0.71%)
 Finland Government
  4.75%; 03/06/07                                               100,000                 99,742
SUPRANATIONAL BANK (0.70%)
 European Investment Bank
  4.63%; 03/01/07                                               100,000                 98,877
TELECOMMUNICATION SERVICES (0.18%)
 Citizens Communications
  6.38%; 08/15/04                                                25,000                 25,339
TELEPHONE-INTEGRATED (2.32%)
 BellSouth
  5.00%; 10/15/06                                               125,000                123,483
 British Telecommunications
  7.88%; 12/15/05                                               100,000                107,215
 Sprint Capital
  7.13%; 01/30/06                                               100,000                 97,796
                                                                                       328,494
TRANSPORT-RAIL (0.19%)
 Union Pacific
  7.60%; 05/01/05                                                25,000                 27,014
                                                           TOTAL BONDS              10,953,288

                                                  Principal

    Type         Rate            Maturity         Amount                              Value

-----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (11.10%)
                                                             $                     $
FHLMC         5.50%       03/01/09 - 04/01/09                   249,900                251,930
FHLMC         6.00%       04/01/16                              439,116                445,721
FHLMC         6.50%       06/01/16 - 07/01/31                   538,451                552,845
FHLMC         7.00%       07/01/15 - 07/01/31                   305,627                317,816
                                              TOTAL FHLMC CERTIFICATES               1,568,312

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (1.76%)
FNMA          5.50%       01/01/09                              247,338                249,193
                                               TOTAL FNMA CERTIFICATES                 249,193

                                                  Principal

                                                  Amount                              Value

-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (8.30%)
DIVERSIFIED FINANCIAL SERVICES (1.77%)
 Verizon Network Funding
                                                             $                     $
  1.85%; 06/04/02                                               100,000                 99,825
 Wells Fargo Financial
  1.79%; 05/15/02                                               150,000                149,896
                                                                                       249,721
FINANCE-AUTO LOANS (1.41%)
 Paccar Financial
  1.80%; 05/02/02                                               100,000                 99,995
  1.80%; 07/11/02                                               100,000                 99,645
                                                                                       199,640
FINANCE-INVESTMENT BANKER & BROKER (1.06%)
 Goldman Sachs Group
  1.81%; 05/29/02                                               150,000                149,789
FINANCE-MORTGAGE LOAN/BANKER (3.00%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank System
  1.79%; 05/01/02                                               423,996                423,996
TOBACCO (1.06%)
 Philip Morris
  1.91%; 06/19/02                                               150,000                149,610
                                                TOTAL COMMERCIAL PAPER               1,172,756
                                                                                   -----------

                                  TOTAL PORTFOLIO INVESTMENTS (98.65%)              13,943,549
CASH, RECEIVABLES AND WRAPPER AGREEMENTS, NET OF LIABILITIES (1.35%)                   191,129
                                            TOTAL NET ASSETS (100.00%)             $14,134,678
                                                                                   -------------



See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                 EUROPEAN FUND

                           APRIL 30, 2002 (UNAUDITED)

                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (94.26%)
ADVERTISING SERVICES (0.07%)
 Aegis Group                                         2,226            $    3,552
AEROSPACE & DEFENSE (1.70%)
 BAE Systems                                        17,030                86,676
AIRLINES (1.06%)
 Deutsche Lufthansa                                  3,528                54,362
APPLICATIONS SOFTWARE (0.09%)
 Aldata Solution Oyj /1/                             2,338                 4,403
AUTO-CARS & LIGHT TRUCKS (4.14%)
 Bayerische Motoren Werke                            2,213                88,340
 PSA Peugeot Citroen                                 2,481               123,407
                                                                         211,747
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.49%)
 CRH                                                 4,426                76,056
CELLULAR TELECOMMUNICATIONS (3.23%)
 Vodafone Group                                    102,451               165,352
CHEMICALS-SPECIALTY (1.63%)
 Ciba Specialty Chemicals /1/                        1,079                83,251
COMMERCIAL BANKS (2.22%)
 Danske Bank                                         2,316                41,825
 IntesaBci                                          22,107                71,515
                                                                         113,340
COMMERCIAL SERVICES (0.21%)
 Societe Generale de Surveillance Holding               40                10,864
DISTRIBUTION-WHOLESALE (1.47%)
 Hagemeyer                                           3,790                74,963
DIVERSIFIED MINERALS (1.21%)
 Xstrata                                             4,503                61,751
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (1.25%)
 Vivendi Universal                                   1,999                63,748
ELECTRONIC COMPONENTS-MISCELLANEOUS (2.85%)
 Koninklijke Philips Electronics                     4,716               145,633
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.59%)
 Infineon Technologies                               4,465                81,032
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (1.51%)
 Altran Technologies                                 1,479                77,298
FOOD-CATERING (2.20%)
 Compass Group /1/                                  18,066               112,485
FOOD-MISCELLANEOUS/DIVERSIFIED (1.62%)
 Nestle                                                350                82,742
FOOD-RETAIL (1.99%)
 Koninklijke Ahold                                   2,059                51,486
 Tesco                                              13,225                50,447
                                                                         101,933
GAS-TRANSPORTATION (1.71%)
 Lattice Group                                      20,589                55,658
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GAS-TRANSPORTATION (CONTINUED)
 Snam Rete Gas /1/                                  11,173            $   31,714
                                                                          87,372
HUMAN RESOURCES (0.99%)
 Adecco                                                796                50,361
MEDICAL-DRUGS (10.80%)
 AstraZeneca                                           905                42,401
 Aventis                                             1,922               136,561
 GlaxoSmithKline /1/                                 3,233                78,210
 Novartis                                            3,276               137,402
 Pharmacia                                           1,418                58,582
 Sanofi-Synthelabo                                   1,284                82,206
 Shire Pharmaceuticals Group /1/                     2,291                16,994
                                                                         552,356
METAL-DIVERSIFIED (0.04%)
 Rio Tinto                                             108                 2,007
MONEY CENTER BANKS (12.83%)
 Banco Bilbao Vizcaya Argentaria                     4,891                57,030
 Barclays                                           24,932               218,909
 Bayerische Hypo-und Vereinsbank                       726                25,514
 BNP Paribas                                         2,583               134,997
 Credit Suisse Group                                 3,170               112,998
 HSBC Holdings                                       4,245                50,108
 Royal Bank of Scotland                              1,974                56,614
                                                                         656,170
MORTGAGE BANKS (2.19%)
 Abbey National                                      5,005                79,575
 DePfa Bank                                            476                32,598
                                                                         112,173
MULTI-LINE INSURANCE (5.60%)
 Axa                                                 3,752                79,621
 CGNU                                                4,831                49,774
 ING Groep                                           5,939               156,803
                                                                         286,198
MULTIMEDIA (1.52%)
 Pearson                                             6,495                77,946
OIL COMPANY-INTEGRATED (10.84%)
 BP Amoco                                            7,972                68,012
 ENI                                                 8,718               133,941
 Shell Transport & Trading                          15,428               109,943
 TotalFinaElf                                        1,598               242,201
                                                                         554,097
PAPER & RELATED PRODUCTS (1.51%)
 Norske Skogindustrier                               2,158                38,380
 Stora Enso Oyj                                      3,067                38,996
                                                                          77,376
REINSURANCE (2.11%)
 Swiss Reinsurance /1/                               1,067               107,681
RETAIL-APPAREL & SHOE (1.23%)
 Debenhams                                          11,156                62,998
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-MAJOR DEPARTMENT STORE (1.18%)
 Pinault-Printemps-Redoute                             532            $   60,403
SEMICONDUCTOR EQUIPMENT (0.64%)
 ASM Lithography Holding /1/                         1,449                32,903
SOAP & CLEANING PRODUCTS (2.16%)
 Reckitt Benckiser                                   6,235               110,398
STEEL-PRODUCERS (2.11%)
 Acerinox                                            2,821               108,035
TELECOMMUNICATION EQUIPMENT (1.77%)
 Nokia                                               5,600                90,629
TELEPHONE-INTEGRATED (2.40%)
 Portugal Telecom                                   10,874                79,368
 Telecom Italia                                      5,441                43,293
                                                                         122,661
WATER (1.10%)
 Suez                                                1,883                56,078
                                      TOTAL COMMON STOCKS              4,819,030
                                                                      ----------

                     TOTAL PORTFOLIO INVESTMENTS (94.26%)              4,819,030
CASH AND RECEIVABLES, NET OF LIABILITIES (5.74%)                         293,323
                               TOTAL NET ASSETS (100.00%)             $5,112,353
                                                                      ------------



/1 /Non-income producing security.

                                                            Unrealized
    Contract                     Opening       Current     Gain (Loss)
      Type         Commitment  Market Value  Market Value
-----------------------------------------------------------------------
FUTURES CONTRACTS
5 Dow Jones Euro     Buy         $164,593      $160,441      $(4,152)
Stoxx 50
June, 2002
Futures

/1 /Non-income producing security.


                 INVESTMENTS BY COUNTRY
 County                      Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                           $
 Denmark                       41,825              0.87%
 Finland                      134,028              2.78
 France                     1,056,520             21.92
 Germany                      249,248              5.17
 Ireland                      108,655              2.25
 Italy                        280,463              5.82
 Netherlands                  461,789              9.58
 Norway                        38,380              0.80
 Portugal                      79,368              1.65
 Spain                        165,065              3.42
 Switzerland                  647,048             13.43
 United Kingdom             1,498,059             31.09
 United States                 58,582              1.22
              TOTAL        $4,819,030            100.00%
                           ------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           GOVERNMENT SECURITIES FUND

                           APRIL 30, 2002 (UNAUDITED)


                                                       Principal

    Type         Rate            Maturity                Amount                 Value

------------------------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (44.86%)
                                                       $                     $
FHLMC         5.50%       03/01/09 - 03/01/29           1,723,460              1,715,620

FHLMC         6.00%       12/01/08 - 02/01/32           3,746,692              3,757,642

FHLMC         6.50%       12/01/15 - 05/01/32           8,854,843              9,002,519

FHLMC         7.00%       06/01/20 - 06/01/31           2,276,609              2,350,708

FHLMC         7.50%       10/01/30 - 04/01/32           1,763,297              1,842,525

FHLMC         8.00%       08/01/30 - 11/01/30             250,618                264,677

                                        TOTAL FHLMC CERTIFICATES              18,933,691


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
CERTIFICATES (31.43%)

FNMA          5.50%       07/01/31                        416,081                398,290

FNMA          6.00%       10/01/08 - 12/01/31           4,424,072              4,493,636

FNMA          6.50%       04/01/10 - 05/01/32           5,094,885              5,174,527

FNMA          7.00%       05/01/22 - 02/01/32           2,504,712              2,592,587

FNMA          7.50%       01/01/31 - 05/01/31             579,689                605,750

                                         TOTAL FNMA CERTIFICATES              13,264,790



GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (18.58%)

GNMA I        6.50%       06/15/31 - 07/15/31             380,946                386,469

GNMA I        7.00%       05/15/31 - 02/15/32           2,922,668              3,021,022

GNMA I        7.50%       11/15/30 - 01/15/31           1,109,422              1,163,886

GNMA I        8.00%       12/15/30                      1,000,000              1,061,874

GNMA II       6.00%       10/20/28 - 04/20/32           1,518,750              1,498,277

GNMA II       6.50%       10/20/28                        702,916                712,645

                                         TOTAL GNMA CERTIFICATES               7,844,173


                                                       Principal

                                                         Amount                 Value

------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (13.84%)

FINANCE-MORTGAGE LOAN/BANKER (13.84%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank System
                                                       $                     $
  1.79%; 05/01/02                                       5,839,950              5,839,950


                                          TOTAL COMMERCIAL PAPER               5,839,950
                                                                             -----------



                           TOTAL PORTFOLIO INVESTMENTS (108.71%)              45,882,604
LIABILITIES, NET OF CASH AND RECEIVABLES (-8.71%)                             (3,677,362)
                                      TOTAL NET ASSETS (100.00%)             $42,205,242

                                                                             --------------



See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                    HIGH QUALITY INTERMEDIATE-TERM BOND FUND

                           APRIL 30, 2002 (UNAUDITED)

                                                          Principal

                                                          Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (54.63%)
AEROSPACE & DEFENSE EQUIPMENT (0.13%)
 United Technologies
                                                                     $                     $
  6.10%; 05/15/12                                                        25,000                 25,154
ASSET BACKED SECURITIES (0.05%)
 Chase Funding Mortgage Loan
  5.04%; 12/25/23                                                        10,000                 10,103
AUTO-CARS & LIGHT TRUCKS (0.53%)
 DaimlerChrysler
  8.50%; 01/18/31                                                        25,000                 27,755
 DaimlerChrysler Holding
  7.75%; 06/15/05                                                        50,000                 53,085
 Ford Motor
  7.45%; 07/16/31                                                        20,000                 18,842
                                                                                                99,682
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.06%)
 Visteon
  8.25%; 08/01/10                                                        10,000                 10,481
AUTOMOBILE SEQUENTIAL (1.63%)
 DaimlerChrysler Auto Trust
  5.32%; 09/06/06                                                       100,000                103,136
  6.85%; 11/06/05                                                       100,000                105,517
 Ford Credit Auto Owner Trust
  4.14%; 12/15/05                                                       100,000                101,082
                                                                                               309,735
BEVERAGES-NON-ALCOHOLIC (0.16%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                                        30,000                 29,934
BROADCASTING SERVICES & PROGRAMMING (0.03%)
 Grupo Televisa /1/
  8.50%; 03/11/32                                                         6,000                  6,030
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.05%)
 CRH America
  6.95%; 03/15/12                                                        10,000                 10,292
CELLULAR TELECOMMUNICATIONS (1.28%)
 AT&T Wireless Services
  7.88%; 03/01/11                                                        50,000                 48,853
 Cingular Wireless /1/
  6.50%; 12/15/11                                                        45,000                 42,859
 Telus
  8.00%; 06/01/11                                                        50,000                 50,659
 Verizon Wireless /1/
  5.38%; 12/15/06                                                        50,000                 47,824
 Vodafone Group
  7.75%; 02/15/10                                                        50,000                 53,471
                                                                                               243,666
COATINGS & PAINT (0.13%)
 Valspar
  6.00%; 05/01/07                                                        25,000                 24,889
COMMERCIAL BANKS (0.56%)
 US Bank
  6.38%; 08/01/11                                                        50,000                 50,706
                                                          Principal

                                                          Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
 Wachovia Bank
                                                                     $                     $
  7.80%; 08/18/10                                                        50,000                 55,368
                                                                                               106,074
CREDIT CARD ASSET BACKED SECURITIES (4.19%)
 American Express Credit Account Master Trust
  5.60%; 11/15/06                                                       150,000                155,535
 American Express Master Trust
  7.85%; 08/15/05                                                       100,000                108,433
 Citibank Credit Card Issuance Trust
  6.90%; 10/17/07                                                       200,000                215,063
 Citibank Credit Card Master Trust I
  5.50%; 02/15/06                                                       100,000                103,412
 Discover Card Master Trust I
  6.85%; 07/17/07                                                       100,000                106,656
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                                       100,000                107,396
                                                                                               796,495
CREDIT CARD CONTROL AMORTIZATION (0.55%)
 Sears Credit Account Master Trust
  7.25%; 11/15/07                                                       100,000                104,678
DISTRIBUTION-WHOLESALE (0.13%)
 Costco Wholesale
  5.50%; 03/15/07                                                        25,000                 25,345
DIVERSIFIED FINANCIAL SERVICES (1.38%)
 CIT Group
  7.38%; 04/02/07                                                        25,000                 24,449
 Citigroup
  6.75%; 12/01/05                                                       200,000                212,239
 General Electric Capital
  6.75%; 03/15/32                                                        25,000                 24,685
                                                                                               261,373
DIVERSIFIED OPERATIONS (0.64%)
 Rio Tinto Finance
  5.75%; 07/03/06                                                       100,000                101,807
 Williams Holdings of Delaware
  6.25%; 02/01/06                                                        20,000                 19,415
                                                                                               121,222
ELECTRIC-GENERATION (0.03%)
 Allegheny Energy Supply /1/
  8.25%; 04/15/12                                                         6,000                  6,186
ELECTRIC-INTEGRATED (2.56%)
 Commonwealth Edison
  6.40%; 10/15/05                                                        50,000                 51,836
 Dominion Resources
  7.82%; 09/15/14                                                       100,000                106,262
  8.13%; 06/15/10                                                        25,000                 27,523
 DTE Energy
  7.05%; 06/01/11                                                        50,000                 51,367
 Duke Energy
  6.25%; 01/15/12                                                        15,000                 15,093
 MidAmerican Energy Holdings
  6.75%; 12/30/31                                                        50,000                 46,980
                                                          Principal

                                                          Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Niagara Mohawk Power
                                                                     $                     $
  7.75%; 05/15/06                                                        80,000                 86,069
 Progress Energy
  6.05%; 04/15/07                                                        25,000                 25,234
  7.75%; 03/01/31                                                        25,000                 26,509
 Southern Capital Funding
  5.30%; 02/01/07                                                        50,000                 49,744
                                                                                               486,617
FINANCE-AUTO LOANS (1.68%)
 Ford Motor Credit
  6.13%; 04/28/03                                                        40,000                 40,826
  6.50%; 01/25/07                                                        55,000                 54,643
  7.38%; 02/01/11                                                        85,000                 85,417
 General Motors Acceptance
  6.75%; 01/15/06                                                        75,000                 77,476
  6.88%; 09/15/11                                                        35,000                 35,000
  8.00%; 11/01/31                                                        25,000                 26,209
                                                                                               319,571
FINANCE-COMMERCIAL (0.55%)
 Heller Financial
  6.00%; 03/19/04                                                       100,000                104,079
FINANCE-CONSUMER LOANS (0.65%)
 Household Finance
  6.50%; 01/24/06                                                        90,000                 92,298
 Sears Roebuck Acceptance
  6.70%; 04/15/12                                                        30,000                 30,279
                                                                                               122,577
FINANCE-INVESTMENT BANKER & BROKER (1.58%)
 Banque Paribas
  6.88%; 03/01/09                                                        50,000                 52,493
 Credit Suisse First Boston
  5.75%; 04/15/07                                                        35,000                 35,152
 Goldman Sachs Group
  7.63%; 08/17/05                                                        50,000                 54,090
 Lehman Brothers Holdings
  6.25%; 05/15/06                                                        75,000                 77,272
 Morgan Stanley Dean Witter
  7.75%; 06/15/05                                                        75,000                 81,442
                                                                                               300,449
FINANCE-MORTGAGE LOAN/BANKER (14.59%)
 Countrywide Home Loan
  6.85%; 06/15/04                                                       100,000                105,256
 Federal Home Loan Mortgage
  3.88%; 02/15/05                                                       250,000                249,226
  5.00%; 05/15/04                                                       550,000                565,619
  5.25%; 02/15/04                                                       300,000                309,208
  5.25%; 01/15/06                                                       300,000                307,814
  5.75%; 07/15/03                                                       250,000                258,004
  5.75%; 04/15/08                                                        75,000                 77,121
  5.75%; 03/15/09                                                        50,000                 51,211
  6.63%; 09/15/09                                                        50,000                 53,558
  6.88%; 01/15/05                                                       300,000                322,396
  7.00%; 07/15/05                                                       175,000                189,342
 Federal National Mortgage Association
  5.38%; 11/15/11                                                       100,000                 97,387
                                                          Principal

                                                          Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Federal National Mortgage Association (continued)
                                                                     $                     $
  7.13%; 01/15/30                                                       170,000                188,187
                                                                                             2,774,329
FINANCE-OTHER SERVICES (0.45%)
 Newcourt Credit Group
  6.88%; 02/16/05                                                        10,000                 10,148
 Pemex Master Trust /1/
  8.00%; 11/15/11                                                        25,000                 25,688
 Verizon Global Funding
  7.75%; 12/01/30                                                        50,000                 49,445
                                                                                                85,281
FOOD-CANNED (0.13%)
 Campbell Soup
  5.50%; 03/15/07                                                        25,000                 25,133
FOOD-MISCELLANEOUS/DIVERSIFIED (1.42%)
 General Mills
  6.00%; 02/15/12                                                        50,000                 48,525
 HJ Heinz Finance /1/
  6.75%; 03/15/32                                                        25,000                 24,624
 Kellogg
  6.00%; 04/01/06                                                        50,000                 51,454
 Kraft Foods
  4.63%; 11/01/06                                                        50,000                 49,103
  5.63%; 11/01/11                                                       100,000                 96,689
                                                                                               270,395
FOOD-RETAIL (0.40%)
 Kroger
  6.75%; 04/15/12                                                        25,000                 25,371
 Safeway
  3.63%; 11/05/03                                                        50,000                 49,903
                                                                                                75,274
HOME EQUITY SEQUENTIAL (0.05%)
 Residential Asset Securities
  4.99%; 02/25/27                                                        10,000                 10,078
INDUSTRIAL GASES (0.13%)
 Praxair
  6.38%; 04/01/12                                                        25,000                 25,271
MEDICAL PRODUCTS (0.13%)
 Baxter International
  5.25%; 05/01/07                                                        25,000                 25,036
MEDICAL-DRUGS (0.13%)
 Eli Lilly
  6.00%; 03/15/12                                                        25,000                 25,287
METAL-ALUMINUM (0.45%)
 Alcan
  6.45%; 03/15/11                                                        25,000                 25,513
 Alcoa
  7.38%; 08/01/10                                                        55,000                 59,626
                                                                                                85,139
                                                          Principal

                                                          Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MISCELLANEOUS INVESTING (0.08%)
 CarrAmerica Realty
                                                                     $                     $
  7.13%; 01/15/12                                                        15,000                 15,186
MONEY CENTER BANKS (1.19%)
 Bank of America
  4.75%; 10/15/06                                                       100,000                 98,679
  6.25%; 04/15/12                                                        25,000                 25,058
  7.40%; 01/15/11                                                        25,000                 26,916
 JP Morgan Chase
  5.35%; 03/01/07                                                        75,000                 74,461
                                                                                               225,114
MORTGAGE BACKED SECURITIES (4.91%)
 Bear Stearns Commercial Mortgage Securities
  5.91%; 02/14/31                                                       117,365                121,122
 GMAC Commercial Mortgage Securities
  6.96%; 09/15/35                                                       150,000                159,279
  7.27%; 08/15/36                                                       100,000                107,960
 JP Morgan Chase Commercial Mortgage Securities
  4.55%; 05/12/34                                                       200,000                200,375
 JP Morgan Commercial Mortgage Finance
  7.07%; 09/15/29                                                        45,522                 48,005
 LB Commercial Conduit Mortgage Trust
  7.33%; 10/15/32                                                       110,000                119,522
 LB-UBS Commercial Mortgage Trust
  7.95%; 05/15/25                                                        75,000                 84,173
 PNC Mortgage Acceptance
  7.11%; 12/10/32                                                        86,519                 92,033
                                                                                               932,469
MULTIMEDIA (0.96%)
 AOL Time Warner
  6.13%; 04/15/06                                                        50,000                 48,949
  7.63%; 04/15/31                                                        40,000                 37,336
 Gannett
  6.38%; 04/01/12                                                        25,000                 25,415
 Viacom
  6.40%; 01/30/06                                                        55,000                 56,588
 Walt Disney
  6.38%; 03/01/12                                                        15,000                 14,835
                                                                                               183,123
OIL COMPANY-EXPLORATION & PRODUCTION (0.53%)
 Anadarko Petroleum
  5.38%; 03/01/07                                                        20,000                 19,837
 Devon Energy
  7.95%; 04/15/32                                                        15,000                 15,892
 Kerr-McGee
  5.38%; 04/15/05                                                        50,000                 50,662
 Nexen
  7.88%; 03/15/32                                                        15,000                 15,046
                                                                                               101,437
OIL COMPANY-INTEGRATED (0.94%)
 Amerada Hess
  7.13%; 03/15/33                                                        25,000                 24,590
 Conoco Funding
  6.35%; 10/15/11                                                       100,000                101,120
                                                          Principal

                                                          Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
 Marathon Oil
                                                                     $                     $
  6.13%; 03/15/12                                                        25,000                 24,492
 Phillips Petroleum
  8.50%; 05/25/05                                                        25,000                 27,714
                                                                                               177,916
OIL REFINING & MARKETING (0.13%)
 Valero Energy
  6.13%; 04/15/07                                                        25,000                 25,329
PAPER & RELATED PRODUCTS (1.25%)
 Abitibi
  8.30%; 08/01/05                                                        75,000                 77,099
 International Paper
  8.00%; 07/08/03                                                       100,000                104,863
 MeadWestvaco
  6.85%; 04/01/12                                                        15,000                 15,210
 Weyerhaeuser /1/
  6.13%; 03/15/07                                                        15,000                 15,170
  6.75%; 03/15/12                                                        15,000                 15,140
  7.38%; 03/15/32                                                        10,000                 10,061
                                                                                               237,543
PIPELINES (0.54%)
 Duke Energy Field Services
  7.50%; 08/16/05                                                        50,000                 51,825
 El Paso
  7.00%; 05/15/11                                                        30,000                 29,815
 Enron /2/
  6.75%; 08/01/09                                                       100,000                 11,250
 Kinder Morgan
  6.80%; 03/01/08                                                        10,000                 10,330
                                                                                               103,220
PROPERTY & CASUALTY INSURANCE (0.06%)
 St Paul
  5.75%; 03/15/07                                                        12,000                 12,133
PUBLISHING-BOOKS (0.41%)
 Reed Elsevier Capital
  6.75%; 08/01/11                                                        75,000                 77,048
REAL ESTATE OPERATOR & DEVELOPER (0.24%)
 EOP Operating
  7.00%; 07/15/11                                                        45,000                 45,222
REGIONAL AUTHORITY (0.55%)
 Province of Nova Scotia
  5.75%; 02/27/12                                                        20,000                 19,714
 Province of Quebec
  7.13%; 02/09/24                                                        80,000                 84,355
                                                                                               104,069
REGIONAL BANKS (1.50%)
 Bank One
  7.63%; 08/01/05                                                        50,000                 54,274
 Korea Development Bank
  7.13%; 04/22/04                                                        25,000                 26,363
 PNC Funding
  5.75%; 08/01/06                                                        75,000                 76,022
                                                          Principal

                                                          Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REGIONAL BANKS (CONTINUED)
 Wells Fargo
                                                                     $                     $
  5.90%; 05/21/06                                                       125,000                128,869
                                                                                               285,528
RETAIL-DISCOUNT (0.56%)
 Target
  5.40%; 10/01/08                                                        50,000                 49,529
 Wal-Mart Stores
  7.55%; 02/15/30                                                        50,000                 56,768
                                                                                               106,297
RETAIL-RESTAURANTS (0.08%)
 McDonald's
  5.38%; 04/30/07                                                        15,000                 15,264
SOVEREIGN (0.66%)
 Finland Government
  4.75%; 03/06/07                                                        25,000                 24,936
 Italy Government
  5.63%; 06/15/12                                                        50,000                 49,435
 Mexico Government
  7.50%; 01/14/12                                                        50,000                 50,775
                                                                                               125,146
SUPRANATIONAL BANK (0.26%)
 Corp Andina de Fomento /1/
  6.88%; 03/15/12                                                        25,000                 25,310
 European Investment Bank
  4.63%; 03/01/07                                                        25,000                 24,719
                                                                                                50,029
TELECOMMUNICATION SERVICES (0.40%)
 Citizens Communications
  6.38%; 08/15/04                                                        50,000                 50,678
 Telstra
  6.38%; 04/01/12                                                        25,000                 25,368
                                                                                                76,046
TELEPHONE-INTEGRATED (2.51%)
 AT&T
  6.00%; 03/15/09                                                        50,000                 44,082
  6.50%; 11/15/06                                                        25,000                 23,952
 BellSouth
  5.00%; 10/15/06                                                       100,000                 98,787
  6.88%; 10/15/31                                                        25,000                 24,020
 British Telecommunications
  7.88%; 12/15/05                                                        50,000                 53,607
 COX Communications
  6.88%; 06/15/05                                                        50,000                 51,152
 France Telecom
  8.25%; 03/01/11                                                        40,000                 40,635
 Qwest Capital Funding
  7.00%; 08/03/09                                                        50,000                 35,759
 SBC Communications
  5.75%; 05/02/06                                                        50,000                 50,965
 Sprint Capital
  7.13%; 01/30/06                                                        50,000                 48,898
 WorldCom
  8.25%; 05/15/31                                                        10,000                  4,400
                                                                                               476,257
                                                          Principal

                                                          Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TEXTILE-HOME FURNISHINGS (0.05%)
 Mohawk Industries /1/
                                                                     $                     $
  6.50%; 04/15/07                                                        10,000                 10,201
TRANSPORT-RAIL (0.39%)
 Union Pacific
  6.63%; 02/01/29                                                        50,000                 47,446
  7.60%; 05/01/05                                                        25,000                 27,014
                                                                                                74,460
                                                                   TOTAL BONDS              10,384,892

                                                          Principal

     Type           Rate               Maturity           Amount                              Value

--------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (23.56%)
                                                                     $                     $
FHLMC           5.50%         03/01/09                                   99,900                100,712
FHLMC           6.00%         09/01/16 - 06/01/28                     1,262,729              1,271,624
FHLMC           6.50%         12/01/15 - 05/01/32                     1,729,123              1,759,654
FHLMC           7.00%         11/01/30 - 05/01/32                       812,232                837,986
FHLMC           7.50%         12/01/15 - 05/01/32                       435,060                456,108
FHLMC           8.00%         11/01/30                                   49,850                 52,646
                                                      TOTAL FHLMC CERTIFICATES               4,478,730

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (5.66%)
FNMA            6.00%         10/01/16 - 09/01/31                       364,656                363,000
FNMA            6.50%         12/01/31                                  437,260                442,929
FNMA            7.00%         09/01/31                                  261,890                270,395
                                                       TOTAL FNMA CERTIFICATES               1,076,324

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (7.56%)
GNMA I          7.00%         07/15/31 - 02/15/32                       379,699                392,450
GNMA I          7.50%         12/15/30 - 05/01/32                       381,917                400,526
GNMA I          8.00%         05/01/32                                   50,000                 52,953
GNMA II         6.50%         10/20/28 - 05/20/32                       504,868                511,029
GNMA II         8.00%         08/20/29                                   76,004                 80,447
                                                       TOTAL GNMA CERTIFICATES               1,437,405





                                                          Principal

                                                          Amount                              Value

--------------------------------------------------------------------------------------------------------------
TREASURY BONDS (7.05%)
 U.S. Treasury
                                                                     $                     $
  4.75%; 11/15/08                                                        75,000                 74,748
  4.88%; 02/15/12                                                        55,000                 54,081
  5.00%; 02/15/11                                                       200,000                198,906
  5.38%; 02/15/31                                                        10,000                  9,683
  6.50%; 02/15/10                                                       300,000                328,840
 U.S. Treasury Strip /2/                                             10,000,000
  0.00%; 11/15/15                                                       385,000                176,369
  0.00%; 11/15/18                                                       475,000                178,103
  0.00%; 05/15/20                                                       440,000                150,408
  0.00%; 08/15/25                                                       670,000                169,867
                                                          TOTAL TREASURY BONDS               1,341,005

                                                          Principal

                                                          Amount                              Value

--------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (7.42%)
FINANCE-MORTGAGE LOAN/BANKER (7.42%)
 Investment in Joint Trading Account; Federal Home Loan
  Bank System
  1.79%; 05/01/02                                                     1,411,341              1,411,342
                                                        TOTAL COMMERCIAL PAPER               1,411,342
                                                                                           -----------

                                         TOTAL PORTFOLIO INVESTMENTS (105.88%)              20,129,698
LIABILITIES, NET OF CASH AND RECEIVABLES (-5.88%)                                           (1,118,300)
                                                    TOTAL NET ASSETS (100.00%)             $19,011,398
                                                                                           --------------




/1 /Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $229,093 or 1.21% of net assets.
/2 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        HIGH QUALITY LONG-TERM BOND FUND

                           APRIL 30, 2002 (UNAUDITED)

                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (79.51%)
AEROSPACE & DEFENSE (0.56%)
 Raytheon
                                                                     $                     $
  7.90%; 03/01/03                                                        75,000                 77,217
AEROSPACE & DEFENSE EQUIPMENT (0.66%)
 Lockheed
  6.75%; 03/15/03                                                        75,000                 76,981
 United Technologies
  6.10%; 05/15/12                                                        15,000                 15,092
                                                                                                92,073
AUTO-CARS & LIGHT TRUCKS (0.56%)
 DaimlerChrysler
  6.90%; 09/01/04                                                        75,000                 77,945
AUTOMOBILE SEQUENTIAL (1.51%)
 DaimlerChrysler Auto Trust
  6.85%; 11/06/05                                                        55,000                 58,034
 Ford Credit Auto Owner Trust
  4.01%; 03/15/06                                                       150,000                150,557
                                                                                               208,591
BEVERAGES-NON-ALCOHOLIC (0.22%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                                        30,000                 29,934
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.04%)
 CRH America
  6.95%; 03/15/12                                                         6,000                  6,176
CELLULAR TELECOMMUNICATIONS (2.04%)
 AT&T Wireless Services
  7.35%; 03/01/06                                                        50,000                 49,978
 Cingular Wireless /1/
  7.13%; 12/15/31                                                        75,000                 69,136
 Telus
  8.00%; 06/01/11                                                        75,000                 75,989
 Verizon Wireless /1/
  5.38%; 12/15/06                                                        35,000                 33,477
 Vodafone Group
  7.75%; 02/15/10                                                        50,000                 53,471
                                                                                               282,051
COATINGS & PAINT (0.11%)
 Valspar
  6.00%; 05/01/07                                                        15,000                 14,934
COMMERCIAL BANKS (0.29%)
 US Bank
  6.38%; 08/01/11                                                        40,000                 40,565
CREDIT CARD ASSET BACKED SECURITIES (7.03%)
 American Express Credit Account Master Trust
  5.60%; 11/15/06                                                       175,000                181,457
 Citibank Credit Card Issuance Trust
  6.90%; 10/17/07                                                       150,000                161,297
 Citibank Credit Card Master Trust I
  5.88%; 03/10/11                                                       150,000                153,602
 Discover Card Master Trust I
  6.05%; 08/18/08                                                       150,000                156,821
  6.85%; 07/17/07                                                       150,000                159,985
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 MBNA Master Credit Card Trust
                                                                     $                     $
  6.90%; 01/15/08                                                       150,000                161,094
                                                                                               974,256
CREDIT CARD CONTROL AMORTIZATION (1.13%)
 Sears Credit Account Master Trust
  7.25%; 11/15/07                                                       150,000                157,017
DISTRIBUTION-WHOLESALE (0.15%)
 Costco Wholesale
  5.50%; 03/15/07                                                        20,000                 20,276
DIVERSIFIED FINANCIAL SERVICES (2.56%)
 Citigroup
  6.75%; 12/01/05                                                       145,000                153,873
 General Electric Capital
  7.38%; 01/19/10                                                        80,000                 86,563
 John Deere Capital
  7.00%; 03/15/12                                                        15,000                 15,362
 Nisource Finance
  7.50%; 11/15/03                                                       100,000                 99,130
                                                                                               354,928
DIVERSIFIED MANUFACTURING OPERATIONS (0.30%)
 Tyco International
  5.80%; 08/01/06                                                        50,000                 41,627
ELECTRIC-GENERATION (0.04%)
 Allegheny Energy Supply /1/
  8.25%; 04/15/12                                                         6,000                  6,186
ELECTRIC-INTEGRATED (2.81%)
 Carolina Power & Light
  8.63%; 09/15/21                                                        75,000                 86,019
 Commonwealth Edison
  6.40%; 10/15/05                                                        30,000                 31,102
 Dominion Resources
  8.13%; 06/15/10                                                        50,000                 55,046
 DTE Energy
  7.05%; 06/01/11                                                        50,000                 51,367
 Duke Energy
  6.25%; 01/15/12                                                        35,000                 35,216
 MidAmerican Energy Holdings
  6.75%; 12/30/31                                                        35,000                 32,886
 Niagara Mohawk Power
  7.75%; 05/15/06                                                        30,000                 32,276
 Tennessee Valley Authority
  6.00%; 03/15/13                                                        65,000                 65,443
                                                                                               389,355
FINANCE-AUTO LOANS (2.83%)
 Ford Motor Credit
  7.38%; 02/01/11                                                       200,000                200,981
 General Motors Acceptance
  5.80%; 03/12/03                                                       100,000                102,160
  6.75%; 01/15/06                                                        50,000                 51,651
  8.00%; 11/01/31                                                        35,000                 36,693
                                                                                               391,485
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-COMMERCIAL (0.25%)
 Tyco Capital
                                                                     $                     $
  7.50%; 11/14/03                                                        35,000                 35,084
FINANCE-CONSUMER LOANS (1.22%)
 American General Finance
  5.75%; 03/15/07                                                        40,000                 40,403
 Household Finance
  6.50%; 01/24/06                                                        75,000                 76,915
 Sears Roebuck Acceptance
  6.70%; 04/15/12                                                        20,000                 20,186
 Washington Mutual Financial
  6.50%; 11/15/03                                                        30,000                 31,196
                                                                                               168,700
FINANCE-CREDIT CARD (0.15%)
 Capital One Bank
  6.65%; 03/15/04                                                        20,000                 20,327
FINANCE-INVESTMENT BANKER & BROKER (2.24%)
 Banque Paribas
  6.88%; 03/01/09                                                        25,000                 26,246
 Bear Stearns
  6.50%; 05/01/06                                                        25,000                 25,811
 Credit Suisse First Boston
  6.50%; 01/15/12                                                        40,000                 39,594
 Goldman Sachs Group
  7.63%; 08/17/05                                                        45,000                 48,682
 Lehman Brothers Holdings
  6.25%; 05/15/06                                                        50,000                 51,515
 Merrill Lynch
  7.00%; 01/15/07                                                        45,000                 47,228
 Morgan Stanley Dean Witter
  7.75%; 06/15/05                                                        65,000                 70,583
                                                                                               309,659
FINANCE-LEASING COMPANY (0.53%)
 Boeing Capital
  7.10%; 09/27/05                                                        40,000                 42,581
 Pitney Bowes Credit
  5.75%; 08/15/08                                                        30,000                 30,436
                                                                                                73,017
FINANCE-MORTGAGE LOAN/BANKER (15.99%)
 Countrywide Home Loan
  6.85%; 06/15/04                                                        40,000                 42,102
 Federal Home Loan Bank System
  5.13%; 09/15/03                                                       150,000                154,385
 Federal Home Loan Mortgage
  5.75%; 03/15/09                                                       915,000                937,157
  6.25%; 07/15/32                                                       200,000                198,616
  7.00%; 07/15/05                                                       200,000                216,390
 Federal National Mortgage Association
  5.13%; 02/13/04                                                        50,000                 51,449
  6.09%; 09/27/27                                                       525,000                505,300
  7.13%; 04/30/26                                                       100,000                108,960
                                                                                             2,214,359
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-CANNED (0.22%)
 Campbell Soup
                                                                     $                     $
  5.50%; 03/15/07                                                        30,000                 30,159
FOOD-MISCELLANEOUS/DIVERSIFIED (0.46%)
 General Mills
  6.00%; 02/15/12                                                        30,000                 29,115
 HJ Heinz Finance /1/
  6.75%; 03/15/32                                                        15,000                 14,774
 Kraft Foods
  5.63%; 11/01/11                                                        20,000                 19,338
                                                                                                63,227
FOOD-RETAIL (0.79%)
 Fred Meyer
  7.38%; 03/01/05                                                        30,000                 31,917
 Safeway
  6.05%; 11/15/03                                                        75,000                 77,333
                                                                                               109,250
HOME EQUITY SEQUENTIAL (1.09%)
 Residential Asset Securities
  4.99%; 02/25/27                                                       150,000                151,170
INDUSTRIAL GASES (0.18%)
 Praxair
  6.38%; 04/01/12                                                        25,000                 25,271
LIFE & HEALTH INSURANCE (0.26%)
 Torchmark
  6.25%; 12/15/06                                                        35,000                 35,432
MEDICAL-DRUGS (0.18%)
 Eli Lilly
  6.00%; 03/15/12                                                        25,000                 25,287
METAL-ALUMINUM (0.46%)
 Alcan
  6.45%; 03/15/11                                                        30,000                 30,615
 Alcoa
  7.38%; 08/01/10                                                        30,000                 32,523
                                                                                                63,138
MISCELLANEOUS INVESTING (0.37%)
 Kimco Realty
  6.50%; 10/01/03                                                        20,000                 20,650
 Mack-Cali Realty
  7.00%; 03/15/04                                                        15,000                 15,579
 Simon Property Group
  6.75%; 02/09/04                                                        15,000                 15,425
                                                                                                51,654
MONEY CENTER BANKS (0.97%)
 Bank of America
  4.75%; 10/15/06                                                        85,000                 83,877
 JP Morgan Chase
  6.75%; 02/01/11                                                        50,000                 50,644
                                                                                               134,521
MORTGAGE BACKED SECURITIES (15.36%)
 Banc of America Commercial Mortgage
  7.33%; 11/15/31                                                       150,000                162,741
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 CS First Boston Mortgage Securities
                                                                     $                     $
  4.39%; 08/15/36                                                       197,325                197,983
 DLJ Mortgage Acceptance /1/
  7.58%; 03/13/28                                                       150,000                161,195
 First Union National Bank Commercial Mortgage
  7.84%; 05/17/32                                                       150,000                166,857
 GMAC Commercial Mortgage Securities
  6.96%; 09/15/35                                                       300,000                318,557
  7.27%; 08/15/36                                                       150,000                161,940
 JP Morgan Commercial Mortgage Finance
  7.07%; 09/15/29                                                       151,739                160,017
 LB Commercial Conduit Mortgage Trust
  7.33%; 10/15/32                                                       450,000                488,954
 LB-UBS Commercial Mortgage Trust
  7.95%; 05/15/25                                                       275,000                308,634
                                                                                             2,126,878
MULTIMEDIA (1.23%)
 AOL Time Warner
  6.13%; 04/15/06                                                        70,000                 68,529
 Gannett
  5.50%; 04/01/07                                                        15,000                 15,076
 Viacom
  6.40%; 01/30/06                                                        75,000                 77,165
 Walt Disney
  7.00%; 03/01/32                                                        10,000                  9,828
                                                                                               170,598
OIL COMPANY-EXPLORATION & PRODUCTION (0.33%)
 Anadarko Petroleum
  5.38%; 03/01/07                                                        25,000                 24,796
 Devon Energy
  7.95%; 04/15/32                                                        15,000                 15,892
 Nexen
  7.88%; 03/15/32                                                         5,000                  5,015
                                                                                                45,703
OIL COMPANY-INTEGRATED (0.71%)
 Amerada Hess
  7.13%; 03/15/33                                                        15,000                 14,754
 Conoco Funding
  6.35%; 10/15/11                                                        40,000                 40,448
 Marathon Oil
  6.80%; 03/15/32                                                        15,000                 14,338
 Phillips Petroleum
  8.75%; 05/25/10                                                        25,000                 29,002
                                                                                                98,542
OIL REFINING & MARKETING (0.11%)
 Valero Energy
  6.88%; 04/15/12                                                        15,000                 15,237
PAPER & RELATED PRODUCTS (1.12%)
 Abitibi
  8.30%; 08/01/05                                                        50,000                 51,399
 International Paper
  8.00%; 07/08/03                                                        75,000                 78,648
 MeadWestvaco
  6.85%; 04/01/12                                                        10,000                 10,140
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
 Weyerhaeuser /1/
                                                                     $                     $
  7.38%; 03/15/32                                                        15,000                 15,091
                                                                                               155,278
PIPELINES (1.36%)
 El Paso
  7.00%; 05/15/11                                                        45,000                 44,723
 Enron /2/
  6.75%; 08/01/09                                                       100,000                 11,250
 Kinder Morgan
  6.45%; 03/01/03                                                       100,000                102,231
 Kinder Morgan Energy Partners
  6.75%; 03/15/11                                                        30,000                 30,324
                                                                                               188,528
PROPERTY & CASUALTY INSURANCE (0.07%)
 St Paul
  5.75%; 03/15/07                                                        10,000                 10,110
REAL ESTATE OPERATOR & DEVELOPER (0.25%)
 EOP Operating
  7.00%; 07/15/11                                                        35,000                 35,173
REGIONAL AUTHORITY (0.75%)
 Province of Nova Scotia
  5.75%; 02/27/12                                                        25,000                 24,643
 Province of Quebec
  7.13%; 02/09/24                                                        75,000                 79,083
                                                                                               103,726
REGIONAL BANKS (2.04%)
 Bank One
  6.00%; 08/01/08                                                        50,000                 50,588
 FleetBoston Financial
  7.25%; 09/15/05                                                        40,000                 43,034
 Korea Development Bank
  7.13%; 04/22/04                                                        35,000                 36,908
 PNC Funding
  5.75%; 08/01/06                                                        20,000                 20,272
 Wachovia
  4.95%; 11/01/06                                                        55,000                 54,507
 Wells Fargo
  5.90%; 05/21/06                                                        75,000                 77,322
                                                                                               282,631
RETAIL-DISCOUNT (0.62%)
 Target
  5.40%; 10/01/08                                                        30,000                 29,717
 Wal-Mart Stores
  7.55%; 02/15/30                                                        50,000                 56,769
                                                                                                86,486
RETAIL-RESTAURANTS (0.11%)
 McDonald's
  5.38%; 04/30/07                                                        15,000                 15,265
SOVEREIGN (1.16%)
 Italy Government
  5.63%; 06/15/12                                                        75,000                 74,153
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SOVEREIGN (CONTINUED)
 Mexico Government
                                                                     $                     $
  7.50%; 01/14/12                                                        85,000                 86,317
                                                                                               160,470
SUPRANATIONAL BANK (1.12%)
 Corp Andina de Fomento /1/
  6.88%; 03/15/12                                                        25,000                 25,309
 European Investment Bank
  4.63%; 03/01/07                                                        50,000                 49,438
 Inter-American Development Bank
  6.38%; 10/22/07                                                        75,000                 79,720
                                                                                               154,467
TELECOMMUNICATION SERVICES (0.22%)
 Citizens Communications
  6.38%; 08/15/04                                                        30,000                 30,407
TELEPHONE-INTEGRATED (4.23%)
 AT&T
  6.00%; 03/15/09                                                        75,000                 66,123
 BellSouth
  5.00%; 10/15/06                                                        50,000                 49,393
  6.88%; 10/15/31                                                        25,000                 24,019
 British Telecommunications
  7.88%; 12/15/05                                                        50,000                 53,607
 COX Communications
  6.88%; 06/15/05                                                        75,000                 76,729
 France Telecom
  8.25%; 03/01/11                                                        25,000                 25,397
 Qwest Capital Funding
  7.00%; 08/03/09                                                        50,000                 35,759
 SBC Communications
  5.75%; 05/02/06                                                        50,000                 50,965
 Sprint
  9.25%; 04/15/22                                                       150,000                159,378
 WorldCom
  6.50%; 05/15/04                                                        75,000                 44,250
                                                                                               585,620
TEXTILE-HOME FURNISHINGS (0.04%)
 Mohawk Industries /1/
  6.50%; 04/15/07                                                         5,000                  5,100
TRANSPORT-RAIL (0.48%)
 Burlington Northern Santa Fe
  7.95%; 08/15/30                                                        30,000                 33,257
 Union Pacific
  6.63%; 02/01/29                                                        35,000                 33,212
                                                                                                66,469
                                                                   TOTAL BONDS              11,011,559



                                                          Principal

     Type           Rate               Maturity           Amount                              Value

-------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (8.03%)
                                                                     $                     $
FHLMC           6.50%         05/01/31 - 05/01/32                       623,248                631,794
FHLMC           7.00%         12/01/30                                  465,748                480,728
                                                      TOTAL FHLMC CERTIFICATES               1,112,522

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (1.80%)
FNMA            5.50%         01/01/09                                  247,363                249,218
                                                       TOTAL FNMA CERTIFICATES                 249,218

                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
TREASURY BONDS (7.63%)
 U.S. Treasury Strip /2/
                                                                     $                     $
  0.00%; 11/15/15                                                       600,000                274,861
  0.00%; 11/15/18                                                       600,000                224,973
  0.00%; 05/15/20                                                       700,000                239,286
  0.00%; 08/15/25                                                     1,250,000                316,916
                                                          TOTAL TREASURY BONDS               1,056,036

                                                          Principal
                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.78%)
FINANCE-MORTGAGE LOAN/BANKER (1.78%)
 Investment in Joint Trading Account; Federal Home Loan
  Bank System
  1.79%; 05/01/02                                                       246,820                246,820
                                                        TOTAL COMMERCIAL PAPER                 246,820
                                                                                           -----------

                                          TOTAL PORTFOLIO INVESTMENTS (98.75%)              13,676,155
CASH AND RECEIVABLES, NET OF LIABILITIES (1.25%)                                               173,407
                                                    TOTAL NET ASSETS (100.00%)             $13,849,562
                                                                                           -------------

1 Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $330,268 or 2.38% of net assets.
2    Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                       HIGH QUALITY SHORT-TERM BOND FUND

                           APRIL 30, 2002 (UNAUDITED)

                                                  Principal

                                                  Amount                              Value

------------------------------------------------------------------------------------------------------
BONDS (87.15%)
AEROSPACE & DEFENSE (0.45%)
 Raytheon
                                                             $                     $
  7.90%; 03/01/03                                               100,000                102,956
AEROSPACE & DEFENSE EQUIPMENT (0.45%)
 Lockheed
  6.75%; 03/15/03                                               100,000                102,641
AUTO-CARS & LIGHT TRUCKS (0.45%)
 DaimlerChrysler
  6.90%; 09/01/04                                               100,000                103,926
AUTOMOBILE SEQUENTIAL (5.04%)
 Capital Auto Receivables Asset Trust
  3.82%; 07/15/05                                               130,000                130,386
 DaimlerChrysler Auto Trust
  6.85%; 11/06/05                                               200,000                211,034
  7.63%; 06/08/05                                               200,000                211,592
 Ford Credit Auto Owner Trust
  4.01%; 03/15/06                                               200,000                200,743
  4.72%; 12/15/05                                               200,000                203,882
 Toyota Auto Receivables Owner Trust
  4.72%; 09/15/08                                               200,000                203,628
                                                                                     1,161,265
BEVERAGES-NON-ALCOHOLIC (0.15%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                                35,000                 34,924
CELLULAR TELECOMMUNICATIONS (0.95%)
 AT&T Wireless Services
  7.35%; 03/01/06                                                75,000                 74,967
 Cingular Wireless /1/
  5.63%; 12/15/06                                                75,000                 72,712
 Verizon Wireless /1/
  5.38%; 12/15/06                                                75,000                 71,735
                                                                                       219,414
COATINGS & PAINT (0.13%)
 Valspar
  6.00%; 05/01/07                                                30,000                 29,867
COMMERCIAL BANKS (0.23%)
 US Bancorp
  6.75%; 10/15/05                                                50,000                 53,118
COSMETICS & TOILETRIES (0.11%)
 Gillette /1/
  4.00%; 06/30/05                                                25,000                 24,910
CREDIT CARD ASSET BACKED SECURITIES (7.04%)
 American Express Credit Account Master Trust
  5.60%; 11/15/06                                               250,000                259,224
 American Express Master Trust
  7.85%; 08/15/05                                               210,000                227,709
 Citibank Credit Card Issuance Trust
  6.90%; 10/17/07                                               225,000                241,946
 Discover Card Master Trust I
  5.60%; 05/16/06                                               200,000                206,911
  6.05%; 08/18/08                                               200,000                209,095
                                                  Principal

                                                  Amount                              Value

------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 MBNA Master Credit Card Trust
                                                             $                     $
  6.35%; 12/15/06                                               250,000                263,382
  6.90%; 01/15/08                                               200,000                214,791
                                                                                     1,623,058
CREDIT CARD CONTROL AMORTIZATION (0.91%)
 Sears Credit Account Master Trust
  7.25%; 11/15/07                                               200,000                209,356
DISTRIBUTION-WHOLESALE (0.11%)
 Costco Wholesale
  5.50%; 03/15/07                                                25,000                 25,345
DIVERSIFIED FINANCIAL SERVICES (2.10%)
 CIT Group
  7.38%; 04/02/07                                                90,000                 88,015
 Citigroup
  6.75%; 12/01/05                                               280,000                297,135
 Nisource Finance
  7.50%; 11/15/03                                               100,000                 99,130
                                                                                       484,280
DIVERSIFIED MANUFACTURING OPERATIONS (0.27%)
 Tyco International
  5.80%; 08/01/06                                                75,000                 62,440
ELECTRIC-DISTRIBUTION (0.11%)
 Detroit Edison
  5.05%; 10/01/05                                                25,000                 25,059
ELECTRIC-INTEGRATED (2.03%)
 Commonwealth Edison
  6.40%; 10/15/05                                                45,000                 46,653
 Dominion Resources
  7.82%; 09/15/14                                                75,000                 79,697
 Gulf Power
  4.69%; 08/01/03                                                45,000                 45,821
 Niagara Mohawk Power
  7.38%; 07/01/03                                               238,171                248,658
 Progress Energy
  6.75%; 03/01/06                                                45,000                 46,632
                                                                                       467,461
FEDERAL & FEDERALLY SPONSORED CREDIT (0.33%)
 Student Loan Marketing Association
  5.00%; 06/30/04                                                75,000                 77,181
FINANCE-AUTO LOANS (2.89%)
 Ford Motor Credit
  5.75%; 02/23/04                                               365,000                368,446
  7.75%; 11/15/02                                                40,000                 40,783
 General Motors Acceptance
  5.80%; 03/12/03                                               100,000                102,160
  6.63%; 10/01/02                                                50,000                 50,687
  6.75%; 01/15/06                                               100,000                103,301
                                                                                       665,377
FINANCE-COMMERCIAL (0.90%)
 Heller Financial
  6.00%; 03/19/04                                               200,000                208,158
                                                  Principal

                                                  Amount                              Value

------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-CONSUMER LOANS (1.31%)
 American General Finance
                                                             $                     $
  5.88%; 07/14/06                                                65,000                 65,995
 Household Finance
  6.13%; 07/15/02                                                40,000                 40,276
  6.50%; 01/24/06                                               140,000                143,575
 Washington Mutual Financial
  6.50%; 11/15/03                                                50,000                 51,994
                                                                                       301,840
FINANCE-CREDIT CARD (0.33%)
 Capital One Bank
  6.65%; 03/15/04                                                50,000                 50,817
 MBNA America Bank
  7.25%; 09/15/02                                                25,000                 25,359
                                                                                        76,176
FINANCE-INVESTMENT BANKER & BROKER (2.07%)
 Banque Paribas
  8.35%; 06/15/07                                                45,000                 51,165
 Bear Stearns
  6.50%; 05/01/06                                                50,000                 51,623
 Credit Suisse First Boston
  5.75%; 04/15/07                                                40,000                 40,174
 Goldman Sachs Group
  7.63%; 08/17/05                                                25,000                 27,045
 Lehman Brothers Holdings
  6.25%; 05/15/06                                               100,000                103,029
 Merrill Lynch
  6.00%; 11/15/04                                                60,000                 62,343
 Morgan Stanley Dean Witter
  7.75%; 06/15/05                                               130,000                141,166
                                                                                       476,545
FINANCE-LEASING COMPANY (0.28%)
 Boeing Capital
  7.10%; 09/27/05                                                60,000                 63,871
FINANCE-MORTGAGE LOAN/BANKER (31.67%)
 Countrywide Home Loan
  6.85%; 06/15/04                                                80,000                 84,205
 Federal Home Loan Bank System
  5.13%; 09/15/03                                             1,500,000              1,543,849
 Federal Home Loan Mortgage
  3.88%; 02/15/05                                             1,500,000              1,495,359
  5.25%; 01/15/06                                             1,150,000              1,179,953
 Federal National Mortgage Association
  3.88%; 03/15/05                                             1,150,000              1,145,126
  5.13%; 02/13/04                                             1,800,000              1,852,173
                                                                                     7,300,665
FINANCE-OTHER SERVICES (0.11%)
 Caterpillar Financial Services
  4.69%; 04/25/05                                                25,000                 25,318
FOOD-CANNED (0.22%)
 Campbell Soup
  5.50%; 03/15/07                                                50,000                 50,266
                                                  Principal

                                                  Amount                              Value

------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (0.28%)
 General Mills
                                                             $                     $
  5.13%; 02/15/07                                                20,000                 19,668
 Kellogg
  6.00%; 04/01/06                                                25,000                 25,727
 Kraft Foods
  4.63%; 11/01/06                                                20,000                 19,641
                                                                                        65,036
FOOD-RETAIL (0.68%)
 Fred Meyer
  7.38%; 03/01/05                                                50,000                 53,195
 Safeway
  6.05%; 11/15/03                                               100,000                103,110
                                                                                       156,305
HOME EQUITY SEQUENTIAL (0.87%)
 Residential Asset Securities
  4.99%; 02/25/27                                               200,000                201,560
LIFE & HEALTH INSURANCE (0.22%)
 Torchmark
  6.25%; 12/15/06                                                50,000                 50,617
MEDICAL PRODUCTS (0.15%)
 Baxter International
  5.25%; 05/01/07                                                35,000                 35,050
METAL-ALUMINUM (0.21%)
 Alcoa
  7.25%; 08/01/05                                                45,000                 48,393
MISCELLANEOUS INVESTING (0.36%)
 Kimco Realty
  6.50%; 10/01/03                                                30,000                 30,975
 Mack-Cali Realty
  7.00%; 03/15/04                                                25,000                 25,964
 Simon Property Group
  6.75%; 02/09/04                                                25,000                 25,709
                                                                                        82,648
MONEY CENTER BANKS (0.84%)
 Bank of America
  4.75%; 10/15/06                                               135,000                133,217
 JP Morgan Chase
  5.35%; 03/01/07                                                60,000                 59,569
                                                                                       192,786
MORTGAGE BACKED SECURITIES (9.03%)
 Chase Commercial Mortgage Securities
  7.03%; 10/15/08                                               559,940                594,715
 CS First Boston Mortgage Securities
  4.39%; 08/15/36                                               197,325                197,983
 DLJ Mortgage Acceptance /1/
  7.58%; 03/13/28                                               250,000                268,658
 First Union Commercial Mortgage Securities
  7.38%; 04/18/29                                               200,000                216,783
 First Union National Bank Commercial Mortgage
  6.94%; 10/15/32                                               180,250                189,931
                                                  Principal

                                                  Amount                              Value

------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 JP Morgan Chase Commercial Mortgage Securities
                                                             $                     $
  4.55%; 05/12/34                                               250,000                250,469
 JP Morgan Commercial Mortgage Finance
  7.07%; 09/15/29                                               212,435                224,024
 Mortgage Capital Funding
  7.15%; 07/20/27                                               135,470                140,282
                                                                                     2,082,845
MULTI-LINE INSURANCE (0.18%)
 Safeco
  7.88%; 03/15/03                                                40,000                 41,343
MULTIMEDIA (0.82%)
 AOL Time Warner
  6.13%; 04/15/06                                                60,000                 58,739
 Gannett
  5.50%; 04/01/07                                                25,000                 25,126
 Viacom
  7.75%; 06/01/05                                                45,000                 48,540
 Walt Disney
  7.30%; 02/08/05                                                55,000                 57,741
                                                                                       190,146
OIL COMPANY-EXPLORATION & PRODUCTION (0.49%)
 Anadarko Petroleum
  5.38%; 03/01/07                                                25,000                 24,796
 Kerr-McGee
  5.38%; 04/15/05                                                20,000                 20,265
 PennzEnergy
  10.25%; 11/02/05                                               60,000                 68,458
                                                                                       113,519
OIL COMPANY-INTEGRATED (0.37%)
 Conoco
  5.90%; 04/15/04                                                60,000                 62,045
 Phillips Petroleum
  8.50%; 05/25/05                                                20,000                 22,172
                                                                                        84,217
OIL REFINING & MARKETING (0.09%)
 Valero Energy
  6.13%; 04/15/07                                                20,000                 20,263
PAPER & RELATED PRODUCTS (0.74%)
 Abitibi
  8.30%; 08/01/05                                                45,000                 46,259
 International Paper
  8.00%; 07/08/03                                               100,000                104,863
 Weyerhaeuser /1/
  5.50%; 03/15/05                                                20,000                 20,242
                                                                                       171,364
PIPELINES (0.66%)
 Duke Energy Field Services
  7.50%; 08/16/05                                                55,000                 57,008
 Enron /2/
  6.63%; 11/15/05                                               125,000                 14,062
  6.75%; 09/01/04                                                75,000                  8,438
 Kinder Morgan
  6.65%; 03/01/05                                                50,000                 51,942
                                                  Principal

                                                  Amount                              Value

------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PIPELINES (CONTINUED)
 Williams
                                                             $                     $
  6.50%; 11/15/02                                                20,000                 19,943
                                                                                       151,393
PROPERTY & CASUALTY INSURANCE (0.21%)
 St Paul
  7.88%; 04/15/05                                                45,000                 48,810
REAL ESTATE OPERATOR & DEVELOPER (0.34%)
 EOP Operating
  7.38%; 11/15/03                                                75,000                 78,190
REGIONAL AUTHORITY (0.33%)
 Province of Quebec
  5.50%; 04/11/06                                                75,000                 76,675
REGIONAL BANKS (2.46%)
 Bank One
  7.63%; 08/01/05                                               110,000                119,402
 First Union
  7.55%; 08/18/05                                               100,000                108,073
 FleetBoston Financial
  7.25%; 09/15/05                                                50,000                 53,792
 Korea Development Bank
  7.13%; 04/22/04                                                80,000                 84,362
 PNC Funding
  5.75%; 08/01/06                                                35,000                 35,477
 Wells Fargo
  5.90%; 05/21/06                                               160,000                164,953
                                                                                       566,059
RETAIL-DISCOUNT (0.34%)
 Wal-Mart Stores
  6.55%; 08/10/04                                                75,000                 79,496
RETAIL-MAJOR DEPARTMENT STORE (0.18%)
 Sears Roebuck
  6.25%; 01/15/04                                                40,000                 41,366
RETAIL-REGIONAL DEPARTMENT STORE (0.18%)
 Federated Department Stores
  8.13%; 10/15/02                                                40,000                 40,870
RETAIL-RESTAURANTS (0.09%)
 McDonald's
  5.38%; 04/30/07                                                20,000                 20,353
SOVEREIGN (0.87%)
 Finland Government
  4.75%; 03/06/07                                                20,000                 19,948
 Italy Government
  4.38%; 10/25/06                                               135,000                131,867
 Mexico Government
  8.50%; 02/01/06                                                45,000                 48,668
                                                                                       200,483
SPECIAL PURPOSE BANKS (0.45%)
 KFW International Finance
  3.75%; 10/01/04                                               105,000                104,509
                                                  Principal

                                                  Amount                              Value

------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SUPRANATIONAL BANK (1.41%)
 Corp Andina de Fomento
                                                             $                     $
  6.75%; 03/15/05                                                50,000                 53,253
 European Investment Bank
  4.63%; 03/01/07                                               125,000                123,596
 Inter-American Development Bank
  6.50%; 10/20/04                                               140,000                148,729
                                                                                       325,578
TELECOMMUNICATION SERVICES (0.22%)
 Citizens Communications
  6.38%; 08/15/04                                                50,000                 50,678
TELEPHONE-INTEGRATED (2.82%)
 AT&T
  5.63%; 03/15/04                                                95,000                 94,161
  6.50%; 09/15/02                                                40,000                 40,319
 BellSouth
  5.00%; 10/15/06                                                50,000                 49,393
 British Telecommunications
  7.88%; 12/15/05                                                70,000                 75,050
 COX Communications
  6.88%; 06/15/05                                                20,000                 20,461
 France Telecom
  7.70%; 03/01/06                                                75,000                 76,452
 Qwest Capital Funding
  5.88%; 08/03/04                                                75,000                 61,857
 SBC Communications
  5.75%; 05/02/06                                                75,000                 76,447
 Sprint Capital
  7.13%; 01/30/06                                               100,000                 97,796
 WorldCom
  6.50%; 05/15/04                                               100,000                 59,000
                                                                                       650,936
TEXTILE-HOME FURNISHINGS (0.04%)
 Mohawk Industries /1/
  6.50%; 04/15/07                                                10,000                 10,201
TOBACCO (0.46%)
 Philip Morris
  7.50%; 04/01/04                                               100,000                106,248
TRANSPORT-RAIL (0.12%)
 Union Pacific
  7.60%; 05/01/05                                                25,000                 27,014
                                                           TOTAL BONDS              20,090,368




                                                  Principal

    Type         Rate            Maturity         Amount                              Value

------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (6.33%)
                                                             $                     $
FHLMC         5.50%       12/01/08 - 04/01/09                   498,423                502,552
FHLMC         6.00%       08/01/06                              293,254                298,436
FHLMC         6.50%       12/01/15                              638,746                658,665
                                              TOTAL FHLMC CERTIFICATES               1,459,653

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (3.47%)
FNMA          5.50%       01/01/09 - 05/01/09                   792,601                798,546
                                               TOTAL FNMA CERTIFICATES                 798,546

                                                  Principal

                                                  Amount                              Value

------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.12%)
FINANCE-MORTGAGE LOAN/BANKER (3.12%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank System
                                                             $                     $
  1.79%; 05/01/02                                               718,833                718,833
                                                TOTAL COMMERCIAL PAPER                 718,833
                                                                                   -----------

                                 TOTAL PORTFOLIO INVESTMENTS (100.07%)              23,067,400
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.07%)                                      (15,015)
                                            TOTAL NET ASSETS (100.00%)             $23,052,385
                                                                                   --------------


1 Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $468,458 or 2.03% of net assets.
2    Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                      INTERNATIONAL EMERGING MARKETS FUND

                           APRIL 30, 2002 (UNAUDITED)

                                                     Shares
                                                      Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (91.89%)
ADVERTISING AGENCIES (0.27%)
                                                                         $
 Cheil Communications                                     170               22,990
AGRICULTURAL OPERATIONS (0.52%)
 Bunge                                                  2,000               44,240
APPLICATIONS SOFTWARE (1.21%)
 Digital Globalsoft                                     2,950               42,062
 Satyam Computer Services                              11,208               60,037
                                                                           102,099
AUTO-CARS & LIGHT TRUCKS (2.00%)
 Hyundai Motor                                          2,945              109,239
 Perusahaan Otomobil Nasional                          20,000               59,473
                                                                           168,712
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (1.30%)
 Hyundai Mobis                                          4,480              109,745
BREWERY (0.55%)
 Hite Brewery                                             830               46,501
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.83%)
 Road Builder (M) Holdings                             43,000               70,157
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.64%)
 Anhui Conch Cement                                   200,000               59,621
 Apasco                                                 5,216               36,358
 Siam Cement                                            1,900               43,047
                                                                           139,026
BUILDING-RESIDENTIAL & COMMERCIAL (0.84%)
 Hyundai Development                                   12,810               70,581
CASINO HOTELS (0.68%)
 Genting Berhad                                        14,000               57,473
CELLULAR TELECOMMUNICATIONS (1.09%)
 China Mobile /1/                                      21,280               69,713
 Vimpel Communications /1/                                958               22,704
                                                                            92,417
CHEMICALS-DIVERSIFIED (0.49%)
 Sociedad Quimica y Minera                              1,740               41,064
CHEMICALS-FIBERS (1.20%)
 Formosa Chemicals & Fibre                            113,000              101,556
COATINGS & PAINT (0.71%)
 Kumgang Korea Chemical                                   530               59,797
COMMERCIAL BANKS (9.75%)
 Banco Bradesco                                         1,349               39,944
 Bank Pekao                                             3,890              107,083
 Bank Sinopac                                          73,700               36,090
 Chinatrust Commercial Bank                            84,022               74,302
 Commerce Asset Holdings                               15,000               36,118
 Hana Bank                                              3,940               51,456
 Komercni Banka                                         1,670               86,680
 Kookmin Bank /1/                                         320               14,880
 Kookmin Bank                                           2,874              130,822
 OTP Bank                                              13,820              122,693
 Public Bank Berhad                                    50,000               41,579
 Standard Bank Investment                              12,430               40,328
                                                     Shares
                                                      Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                         $
 Thai Farmers Bank                                     60,600               42,730
                                                                           824,705
DISTRIBUTION-WHOLESALE (0.98%)
 Esprit Holdings                                       43,194               83,074
DIVERSIFIED FINANCIAL SERVICES (0.78%)
 Shinhan Financial Group /1/                            4,900               66,265
DIVERSIFIED MINERALS (2.48%)
 Anglo American                                         4,441               70,163
 Antofagasta                                            9,363               78,457
 Cia Vale do Rio Doce                                   2,250               61,402
                                                                           210,022
DIVERSIFIED OPERATIONS (2.75%)
 Alfa                                                  60,000              120,957
 Fomento Economico Mexicano                             2,339              111,921
                                                                           232,878
ELECTRIC PRODUCTS-MISCELLANEOUS (0.68%)
 Moatech                                                4,300               57,154
ELECTRIC-GENERATION (1.27%)
 Beijing Datang Power Generation                      178,400               69,194
 Ratchaburi Electricity Generating Holding             93,400               38,220
                                                                           107,414
ELECTRIC-INTEGRATED (1.69%)
 Cia Paranaense de Energia                              4,099               29,226
 Unified Energy Systems                                 7,590              113,394
                                                                           142,620
ELECTRONIC COMPONENTS-MISCELLANEOUS (6.65%)
 Asustek Computer                                      10,750               38,862
 Delta Electronics                                     71,500               58,681
 Samsung Electronics                                    1,573              464,345
                                                                           561,888
ELECTRONIC CONNECTORS (0.98%)
 Hon Hai Precision Industry                            19,000               83,189
FINANCE-CONSUMER LOANS (0.14%)
 African Bank Investments                              16,774               11,831
FINANCE-INVESTMENT BANKER & BROKER (1.50%)
 Samsung Securities                                     1,590               53,448
 Seoul Securities                                       8,020               37,372
 Yuanta Core Pacific Securities                        48,000               35,534
                                                                           126,354
FINANCE-OTHER SERVICES (2.36%)
 Fubon Financial Holding /1/                           68,000               69,340
 Grupo Financiero Banorte                              16,900               45,156
 Grupo Financiero BBVA Bancomer                        85,544               84,948
                                                                           199,444
FOOD-MISCELLANEOUS/DIVERSIFIED (1.50%)
 Global Bio-Chem Technology Group                     192,000               67,084
 Indofood Sukses Makmur                               532,500               59,927
                                                                           127,011
GAS-DISTRIBUTION (0.48%)
 OAO Gazprom                                            2,540               40,386
                                                     Shares
                                                      Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET INFRASTRUCTURE SOFTWARE (0.41%)
                                                                         $
 RADVision /1/                                          6,014               34,647
MEDICAL-DRUGS (1.86%)
 Pliva d. d. /2/                                        2,990               42,757
 Ranbaxy Laboratories                                   3,850               73,150
 Teva Pharmaceutical Industries                           733               41,055
                                                                           156,962
METAL-DIVERSIFIED (0.49%)
 Kumba Resources /1/                                   10,500               41,669
MINING SERVICES (0.69%)
 Yanzhou Coal Mining                                  144,000               58,160
MONEY CENTER BANKS (1.49%)
 HDFC Bank /1/                                          3,037               45,859
 State Bank of India /2/                                6,663               80,489
                                                                           126,348
MOTORCYCLE & MOTOR SCOOTER (0.65%)
 Hero Honda Motors                                      7,600               55,187
NON-HOTEL GAMBLING (0.75%)
 Magnum                                                81,000               63,307
OIL COMPANY-INTEGRATED (4.66%)
 MOL Magyar Olaj-es Gazipari                            2,000               41,813
 OAO Lukoil Holding /1/                                   990               70,400
 Petroleo Brasileiro                                    1,977               48,634
 Sasol                                                  9,520              101,165
 YUKOS                                                    896              131,587
                                                                           393,599
PAPER & RELATED PRODUCTS (1.89%)
 Sappi                                                  9,091              111,824
 Votorantim Celulose e Papel                            2,500               48,225
                                                                           160,049
PETROCHEMICALS (3.46%)
 IOI Berhad                                            86,000              144,840
 LG Chemical                                            2,420               73,121
 Reliance Industries                                   13,100               74,603
                                                                           292,564
PLATINUM (1.62%)
 Anglo American Platinum                                2,870              136,838
PROPERTY & CASUALTY INSURANCE (0.55%)
 Hyundai Marine & Fire Insurance                          640               21,514
 Samsung Fire & Marine Insurance                          370               25,018
                                                                            46,532
PUBLIC THOROUGHFARES (0.76%)
 Cia de Concessoes Rodoviarias                          8,700               64,416
REAL ESTATE MANAGEMENT & SERVICES (0.42%)
 SM Prime Holdings                                    303,000               35,313
REAL ESTATE OPERATOR & DEVELOPER (0.99%)
 Amoy Properties                                       38,000               42,633
 Consorcio ARA /1/                                     21,400               41,315
                                                                            83,948
                                                     Shares
                                                      Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPLIANCES (0.66%)
                                                                         $
 Courts Mammoth                                        50,000               56,052
RETAIL-CONSUMER ELECTRONICS (0.87%)
 Grupo Elektra                                          7,579               73,819
RETAIL-DISCOUNT (1.08%)
 Lojas Americanas                                  10,372,168               33,132
 Wal-Mart de Mexico                                    20,874               58,557
                                                                            91,689
RETAIL-HYPERMARKETS (2.36%)
 Distribucion y Servicio                                5,689               86,188
 Organizacion Soriana                                  32,800              113,354
                                                                           199,542
RETAIL-MAJOR DEPARTMENT STORE (1.46%)
 Ramayana Lestari Sentosa                             150,000               59,084
 Shinsegae Department Store                               390               64,646
                                                                           123,730
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (6.81%)
 Sunplus Technology                                    17,000               58,763
 Taiwan Semiconductor Manufacturing                   108,800              274,225
 United Microelectronics /1/                          158,900              242,588
                                                                           575,576
SEMICONDUCTOR EQUIPMENT (0.97%)
 ASE Test /1/                                           6,040               82,325
SOAP & CLEANING PRODUCTS (0.44%)
 Hindustan Lever                                        8,894               36,863
STEEL PIPE & TUBE (0.69%)
 Tubos de Acero de Mexico                               5,488               57,898
STEEL-PRODUCERS (0.93%)
 POSCO                                                  3,216               78,631
STEEL-SPECIALTY (0.51%)
 Cia Siderurgica Nacional                               2,200               43,340
TELECOMMUNICATION SERVICES (2.16%)
 SK Telecom                                             3,599               76,983
 Telekomunikasi Indonesia                             233,700              105,202
                                                                           182,185
TELEPHONE-INTEGRATED (4.45%)
 Carso Global Telecom                                  23,500               55,797
 KT                                                     4,344               98,392
 Matav                                                 14,740               56,005
 Telefonos de Mexico                                    4,391              166,155
                                                                           376,349
TOBACCO (0.49%)
 Souza Cruz                                             6,088               41,779
                                         TOTAL COMMON STOCKS             7,769,910

                                                     Shares
                                                      Held                 Value
-----------------------------------------------------------------------------------------
PREFERRED STOCKS (3.50%)
COMMERCIAL BANKS (0.45%)
                                                                         $
 Banco Itau                                           485,000               38,373
DIVERSIFIED MINERALS (0.75%)
 Caemi Mineracao e Metalurgica                        374,000               63,295
ELECTRIC-INTEGRATED (0.41%)
 Cia Energetica de Minas Gerais                     2,200,000               34,626
STEEL-SPECIALTY (0.51%)
 Gerdau                                             3,254,000               42,982
TELEPHONE-INTEGRATED (0.85%)
 Tele Norte Leste Participacoes                         5,670               71,612
TEXTILE-PRODUCTS (0.53%)
 Cia de Tecidos do Norte de Minas -
  Coteminas                                           513,000               45,363
                                      TOTAL PREFERRED STOCKS               296,251





                                                 Principal
                                                   Amount                Value
----------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.61%)
FINANCE-MORTGAGE LOAN/BANKER (3.61%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank System
  1.79%; 05/01/02                                $305,085              $305,085
                                    TOTAL COMMERCIAL PAPER             305,085


                      TOTAL PORTFOLIO INVESTMENTS (99.00%)             8,371,246
CASH AND RECEIVABLES, NET OF LIABILITIES (1.00%)                          84,902
                                TOTAL NET ASSETS (100.00%)            $8,456,148
                                                                    ------------


/1 /Non-income producing security.
/2 /Restricted Security - The fund held securities, which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $123,246 or 1.46% of net assets.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                           $
 Brazil                       750,590              8.97%
 Chile                         41,064              0.49
 Czech Republic                86,680              1.04
 Hong Kong                    449,479              5.37
 Hungary                      263,268              3.15
 India                        468,249              5.59
 Indonesia                    224,214              2.68
 Israel                        75,702              0.90
 Korea                      1,732,898             20.70
 Malaysia                     529,000              6.32
 Mexico                       966,234             11.54
 Philippines                   35,312              0.42
 Poland                       107,083              1.28
 Russia                       378,472              4.52
 South Africa                 443,655              5.30
 Taiwan                     1,096,774             13.10
 Thailand                     182,678              2.18
 United Kingdom               148,620              1.78
 United States                391,274              4.67
              TOTAL        $8,371,246            100.00%
                           ------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              INTERNATIONAL FUND I

                           APRIL 30, 2002 (UNAUDITED)

                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (93.28%)
ADVERTISING SERVICES (1.23%)
                                                                         $
 WPP Group                                             23,424                249,191
AEROSPACE & DEFENSE (0.91%)
 BAE Systems                                           36,250                184,499
AIRLINES (0.84%)
 Deutsche Lufthansa                                    11,071                170,591
AUDIO & VIDEO PRODUCTS (0.59%)
 Pioneer                                                6,100                120,432
AUTO-CARS & LIGHT TRUCKS (4.50%)
 Bayerische Motoren Werke                               5,370                214,364
 Honda Motor                                            3,737                167,641
 Hyundai Motor                                          2,770                102,747
 Nissan Motor                                          35,780                275,317
 PSA Peugeot Citroen                                    3,077                153,052
                                                                             913,121
BEVERAGES-WINE & SPIRITS (1.05%)
 Allied Domecq                                         16,720                107,089
 Diageo                                                 8,002                106,176
                                                                             213,265
BREWERY (1.37%)
 Interbrew /1/                                          9,305                276,948
BROADCASTING SERVICES & PROGRAMMING (0.61%)
 Grupo Televisa                                         2,751                124,345
BUILDING PRODUCTS-CEMENT & AGGREGATE (2.37%)
 Cemex                                                 19,200                121,647
 Lafarge                                                3,785                359,143
                                                                             480,790
CELLULAR TELECOMMUNICATIONS (2.03%)
 America Movil /1/                                      4,216                 78,628
 NTT DoCoMo                                                28                 71,309
 Vodafone Group                                       162,522                262,304
                                                                             412,241
CHEMICALS-DIVERSIFIED (2.64%)
 Akzo Nobel                                             2,761                118,699
 DSMA                                                   5,961                265,242
 Shin-Estu Chemical                                     2,120                 87,343
 Sumitomo Chemical                                     15,000                 63,435
                                                                             534,719
COMMERCIAL BANKS (5.02%)
 Chinatrust Commercial Bank                            94,000                 83,126
 DnB Holding                                           17,200                 90,850
 Fortis                                                16,314                374,717
 Kookmin Bank                                           3,988                181,509
 National Bank of Canada                                5,440                115,754
 Nordea                                                30,196                171,915
                                                                           1,017,871
DISTRIBUTION-WHOLESALE (0.49%)
 Buhrmann                                               7,760                 99,364
DIVERSIFIED FINANCIAL SERVICES (0.44%)
 Shinhan Financial Group /1/                            6,600                 89,255
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MINERALS (1.50%)
                                                                         $
 Anglo American                                         5,100                 80,417
 BHP Billiton                                          28,555                152,720
 Cia Vale do Rio Doce                                   2,610                 71,227
                                                                             304,364
ELECTRIC-INTEGRATED (1.71%)
 E.On AG                                                3,262                168,868
 Scottish & Southern Energy                             4,950                 48,692
 Scottish Power                                        22,440                129,172
                                                                             346,732
ELECTRONIC COMPONENTS-MISCELLANEOUS (3.55%)
 Flextronics International /1/                          5,748                 79,610
 Koninklijke Philips Electronics                        7,672                236,917
 Samsung Electronics                                    1,658                243,477
 Samsung Electronics                                      540                159,406
                                                                             719,410
FINANCE-INVESTMENT BANKER & BROKER (0.71%)
 Nomura Securities                                     10,293                143,493
FINANCE-OTHER SERVICES (0.50%)
 Fubon Financial Holding /1/                          100,000                101,970
FOOD-MISCELLANEOUS/DIVERSIFIED (3.03%)
 Nestle                                                 1,746                412,763
 Unilever                                               3,142                202,435
                                                                             615,198
FOOD-RETAIL (1.61%)
 Koninklijke Ahold                                      5,428                135,730
 Safeway                                               43,301                191,674
                                                                             327,404
GAS-DISTRIBUTION (0.97%)
 Centrica                                              64,047                197,172
IMPORT & EXPORT (0.76%)
 ITOCHU                                                 2,200                  7,025
 Mitsubishi                                            19,515                146,362
                                                                             153,387
INTERNET SECURITY (0.27%)
 Check Point Software Technologies /1/                  3,030                 54,995
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.57%)
 Amvescap                                              10,963                115,669
MACHINERY TOOLS & RELATED PRODUCTS (0.53%)
 Sandvik                                                4,626                107,150
MACHINERY-CONSTRUCTION & MINING (0.45%)
 Atlas Copco                                            3,900                 91,473
MACHINERY-ELECTRICAL (0.94%)
 Schneider Electric                                     3,945                190,362
MEDICAL-DRUGS (6.65%)
 Aventis                                                5,285                375,509
 GlaxoSmithKline /1/                                    9,956                240,848
 Novartis                                               6,758                283,443
 Schering                                               3,164                192,733
 Takeda Chemical Industries                             3,317                145,183
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                         $
 Yamanouchi Pharmaceutical                              3,993                110,087
                                                                           1,347,803
METAL PROCESSORS & FABRICATORS (0.49%)
 Pechiney                                               2,075                100,407
METAL-ALUMINUM (0.92%)
 Alcan                                                  5,068                185,641
METAL-DIVERSIFIED (0.62%)
 Rio Tinto                                              6,750                125,419
MONEY CENTER BANKS (11.15%)
 ABN AMRO Holding                                      15,240                302,121
 Barclays                                              31,460                276,226
 BNP Paribas                                            9,824                513,439
 Credit Suisse Group                                    6,260                223,144
 Royal Bank of Canada                                  10,856                380,176
 Standard Chartered                                    13,417                165,219
 UBS                                                    8,297                399,973
                                                                           2,260,298
MORTGAGE BANKS (1.13%)
 Abbey National                                        14,424                229,329
MULTI-LINE INSURANCE (3.95%)
 Assurances Generales de France                         1,565                 78,972
 CGNU                                                  11,400                117,456
 ING Groep                                             10,687                282,161
 Riunione Adriatica di Sicurta                         24,900                323,098
                                                                             801,687
MULTIMEDIA (1.34%)
 News                                                  10,307                271,899
OFFICE AUTOMATION & EQUIPMENT (0.80%)
 Canon                                                  2,080                 80,829
 Canon                                                  2,100                 80,467
                                                                             161,296
OIL COMPANY-EXPLORATION & PRODUCTION (0.68%)
 Canadian Natural Resources                             4,153                137,580
OIL COMPANY-INTEGRATED (7.00%)
 BP Amoco                                               7,942                 67,765
 ENI                                                   27,316                419,676
 Shell Transport & Trading                             57,069                406,685
 TotalFinaElf                                           3,462                524,718
                                                                           1,418,844
OIL REFINING & MARKETING (0.66%)
 Statoil /1/                                           15,784                134,258
OIL-FIELD SERVICES (0.38%)
 Saipem                                                11,780                 76,746
PAPER & RELATED PRODUCTS (0.77%)
 Stora Enso Oyj                                         8,010                101,843
 UPM-Kymmene Oyj                                        1,554                 54,332
                                                                             156,175
PUBLIC THOROUGHFARES (1.01%)
 Brisa-Auto Estradas de Portugal                       41,190                204,140
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-PERIODICALS (1.16%)
                                                                         $
 United Business Media                                 13,308                101,623
 Wolters Kluwer                                         6,584                133,489
                                                                             235,112
REINSURANCE (2.21%)
 Muenchener Rueckversicherungs-Gesellschaft             1,805                447,284
RETAIL-APPAREL & SHOE (0.67%)
 Matalan /1/                                           26,701                136,482
RETAIL-MAJOR DEPARTMENT STORE (1.64%)
 Metro                                                 10,425                333,486
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.96%)
 Taiwan Semiconductor Manufacturing /1/                63,600                160,301
 United Microelectronics /1/                          155,300                237,092
                                                                             397,393
STEEL-PRODUCERS (1.21%)
 Arcelor /1/                                            7,681                105,897
 Pohang Iron & Steel                                    1,398                138,822
                                                                             244,719
TELECOMMUNICATION SERVICES (0.95%)
 Amdocs /1/                                             4,459                 96,894
 BCE                                                    5,405                 94,865
 Telstra                                                  100                    273
                                                                             192,032
TELEPHONE-INTEGRATED (1.54%)
 KT                                                     7,218                163,487
 TDC                                                    3,244                 93,577
 Telecom Italia                                         6,936                 55,188
                                                                             312,252
TELEVISION (0.17%)
 Granada                                               18,783                 35,105
TOYS (0.96%)
 Sega /1/                                               8,647                193,951
TRANSPORT-RAIL (0.38%)
 East Japan Railway                                        18                 76,121
TRANSPORT-SERVICES (0.97%)
 Exel                                                   5,600                 71,816
 Transports Publics Genevois                            5,800                125,694
                                                                             197,510
WATER (0.72%)
 Suez                                                   4,888                145,571
WATER TREATMENT SYSTEMS (0.00%)
 Vivendi Environnement /1/                                933                    345
                                         TOTAL COMMON STOCKS              18,914,296

                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (6.53%)
FINANCE-MORTGAGE LOAN/BANKER (6.53%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank System
                                                   $                     $
  1.79%; 05/01/02                                   1,324,604              1,324,604
                                      TOTAL COMMERCIAL PAPER               1,324,604
                                                                         -----------

                        TOTAL PORTFOLIO INVESTMENTS (99.81%)              20,238,900
CASH AND RECEIVABLES, NET OF LIABILITIES (0.19%)                              39,288
                                  TOTAL NET ASSETS (100.00%)             $20,278,188
                                                                         -------------



/1 /Non-income producing security.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Australia                    272,172              1.34%
 Belgium                      651,665              3.22
 Brazil                        71,227              0.35
 Canada                       914,015              4.52
 Denmark                       93,577              0.46
 Finland                      156,175              0.77
 France                     2,441,518             12.06
 Germany                    1,527,325              7.55
 Israel                        54,995              0.27
 Italy                        874,709              4.32
 Japan                      1,768,995              8.74
 Korea                      1,078,704              5.33
 Luxembourg                   105,897              0.52
 Mexico                       324,621              1.61
 Netherlands                1,901,852              9.40
 Norway                       225,108              1.11
 Portugal                     204,140              1.01
 Sweden                       370,538              1.83
 Switzerland                1,319,323              6.52
 Taiwan                       582,489              2.88
 United Kingdom             3,798,747             18.77
 United States              1,501,108              7.42
             TOTAL        $20,238,900            100.00%
                          -------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             INTERNATIONAL FUND II

                           APRIL 30, 2002 (UNAUDITED)

                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (97.01%)
ADVERTISING SALES (0.54%)
                                                                          $
 Clear Media /1/                                       518,000                375,256
AEROSPACE & DEFENSE (1.24%)
 BAE Systems                                           168,347                856,822
AIRLINES (0.51%)
 Deutsche Lufthansa                                     23,127                356,360
APPAREL MANUFACTURERS (0.35%)
 Billabong International                                52,900                241,462
AUDIO & VIDEO PRODUCTS (3.11%)
 Matsushita Electric Industrial                         54,000                723,365
 Sony                                                   26,600              1,429,439
                                                                            2,152,804
AUTO-CARS & LIGHT TRUCKS (4.81%)
 Bayerische Motoren Werke                               19,325                771,430
 Fuji Heavy Industries                                  66,000                333,084
 Nissan Motor                                          169,000              1,300,405
 PSA Peugeot Citroen                                    18,743                932,290
                                                                            3,337,209
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.25%)
 Hyundai Mobis                                           7,190                176,131
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.40%)
 CRH                                                    56,329                967,956
CELLULAR TELECOMMUNICATIONS (2.10%)
 NTT DoCoMo                                                 78                197,430
 NTT DoCoMo                                                  8                 20,374
 Vodafone Group                                        766,145              1,236,527
                                                                            1,454,331
CHEMICALS-DIVERSIFIED (1.11%)
 Asahi Kasei                                           201,000                767,056
CHEMICALS-SPECIALTY (1.98%)
 Ciba Specialty Chemicals /1/                           17,756              1,369,977
COMMERCIAL BANKS (3.60%)
 Chinatrust Commercial Bank                            440,000                389,100
 Commonwealth Bank of Australia                         39,552                697,715
 Danske Bank                                            27,076                488,970
 IntesaBci                                             283,971                918,632
                                                                            2,494,417
COMMERCIAL SERVICES (0.15%)
 Societe Generale de Surveillance Holding                  381                103,475
COMPUTERS-INTEGRATED SYSTEMS (2.42%)
 Fujitsu                                               117,000                929,439
 Meitec                                                 26,600                749,938
                                                                            1,679,377
COMPUTERS-MEMORY DEVICES (0.50%)
 TDK                                                     6,400                348,910
COSMETICS & TOILETRIES (1.35%)
 Kao                                                    38,000                742,835
                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES (CONTINUED)
                                                                          $
 Kose                                                    6,300                192,827
                                                                              935,662
DISTRIBUTION-WHOLESALE (2.34%)
 Esprit Holdings                                       230,000                442,353
 Hagemeyer                                              59,562              1,178,085
                                                                            1,620,438
DIVERSIFIED MINERALS (0.98%)
 Xstrata                                                49,312                676,225
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.76%)
 Vivendi Universal                                      16,460                524,908
ELECTRONIC COMPONENTS-MISCELLANEOUS (4.17%)
 Koninklijke Philips Electronics                        43,842              1,353,871
 Omron                                                  57,000                857,664
 Samsung Electronics                                     2,310                681,906
                                                                            2,893,441
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.03%)
 Infineon Technologies                                  39,409                715,201
ELECTRONIC MEASUREMENT INSTRUMENTS (1.07%)
 Advantest                                               4,700                338,590
 Keyence                                                 2,000                404,829
                                                                              743,419
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (1.03%)
 Altran Technologies                                    13,694                715,700
FINANCE-INVESTMENT BANKER & BROKER (1.10%)
 Nikko Securities                                      169,000                763,396
FINANCE-LEASING COMPANY (1.05%)
 Orix                                                    8,800                729,907
FOOD-CATERING (1.16%)
 Compass Group /1/                                     129,107                803,861
FOOD-MISCELLANEOUS/DIVERSIFIED (1.70%)
 Nestle                                                  4,999              1,181,789
FOOD-RETAIL (0.97%)
 Tesco                                                 177,239                676,075
GAS-TRANSPORTATION (0.90%)
 Snam Rete Gas /1/                                     219,772                623,815
HUMAN RESOURCES (1.32%)
 Adecco                                                 14,508                917,888
MACHINERY-ELECTRICAL (1.68%)
 SMC                                                     9,700              1,161,885
MACHINERY-GENERAL INDUSTRY (0.64%)
 Nippon Thompson                                        72,000                444,673
MEDICAL-DRUGS (8.30%)
 AstraZeneca                                            14,365                673,032
 Aventis                                                20,597              1,463,453
 Novartis                                               44,842              1,880,757
 Sanofi-Synthelabo                                      20,965              1,342,245
                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                          $
 Takeda Chemical Industries                              9,000                393,925
                                                                            5,753,412
METAL-ALUMINUM (0.40%)
 Aluminum Corp. of China /1/                         1,562,000                280,388
MONEY CENTER BANKS (10.61%)
 Barclays                                              237,584              2,086,043
 BNP Paribas                                            33,775              1,765,210
 Credit Suisse Group                                    42,126              1,501,621
 Royal Bank of Scotland                                 69,813              2,002,213
                                                                            7,355,087
MORTGAGE BANKS (1.69%)
 Abbey National                                         53,817                855,644
 DePfa Bank                                              4,587                314,134
                                                                            1,169,778
MULTI-LINE INSURANCE (3.86%)
 Axa                                                    57,053              1,210,716
 CGNU                                                   40,292                415,133
 ING Groep                                              39,881              1,052,948
                                                                            2,678,797
MULTIMEDIA (0.91%)
 Pearson                                                26,027                312,347
 Tokyo Broadcasting System                              15,000                318,925
                                                                              631,272
OIL COMPANY-INTEGRATED (7.35%)
 BP Amoco                                              168,387              1,436,761
 ENI                                                    72,879              1,119,695
 Shell Transport & Trading                              52,436                373,669
 TotalFinaElf                                           14,291              2,166,016
                                                                            5,096,141
PAPER & RELATED PRODUCTS (1.48%)
 Stora Enso Oyj                                         80,582              1,024,562
REAL ESTATE OPERATOR & DEVELOPER (0.92%)
 Westfield Holdings                                     73,795                639,198
REINSURANCE (1.38%)
 Swiss Reinsurance /1/                                   9,451                953,792
RESPIRATORY PRODUCTS (0.51%)
 Resmed /1/                                             97,600                356,396
RETAIL-APPAREL & SHOE (0.78%)
 Debenhams                                              95,561                539,637
RETAIL-CONSUMER ELECTRONICS (0.51%)
 Yamada Denki                                            4,600                353,956
RETAIL-MAJOR DEPARTMENT STORE (0.96%)
 Pinault-Printemps-Redoute                               5,865                665,904
RETAIL-MISCELLANEOUS/DIVERSIFIED (1.31%)
 Aeon                                                   35,000                904,984
SEMICONDUCTOR EQUIPMENT (0.95%)
 ASM Lithography Holding /1/                            29,042                659,478
                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SOAP & CLEANING PRODUCTS (1.72%)
                                                                          $
 Reckitt Benckiser                                      67,180              1,189,502
STEEL-PRODUCERS (2.22%)
 Acerinox                                               40,114              1,536,236
TELECOMMUNICATION EQUIPMENT (1.47%)
 Nokia                                                  63,101              1,021,211
TELEPHONE-INTEGRATED (2.36%)
 Portugal Telecom                                      115,217                840,959
 Telecom Italia                                         99,695                793,244
                                                                            1,634,203
                                          TOTAL COMMON STOCKS              67,253,760

                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.44%)
MULTIMEDIA (0.44%)
 News                                                   55,642                306,566
                                       TOTAL PREFERRED STOCKS                 306,566

                         TOTAL PORTFOLIO INVESTMENTS (97.45%)              67,560,326
CASH AND RECEIVABLES, NET OF LIABILITIES (2.55%)                            1,767,129
                                   TOTAL NET ASSETS (100.00%)             $69,327,455
                                                                          -------------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             INTERNATIONAL FUND II

                           APRIL 30, 2002 (UNAUDITED)

/1 /Non-income producing security.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Australia                  1,884,942              2.79%
 China                        280,388              0.41
 Denmark                      488,970              0.72
 Finland                    2,045,773              3.03
 France                    10,786,443             15.97
 Germany                    1,842,990              2.73
 Hong Kong                    817,609              1.21
 Ireland                    1,282,090              1.90
 Italy                      3,455,386              5.11
 Japan                     14,407,835             21.33
 Korea                        858,037              1.27
 Netherlands                4,244,382              6.28
 Portugal                     840,959              1.24
 Spain                      1,536,236              2.27
 Switzerland                8,585,524             12.71
 Taiwan                       389,100              0.58
 United Kingdom            13,457,266             19.92
 United States                356,396              0.53
             TOTAL        $67,560,326            100.00%
                          -------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          INTERNATIONAL SMALLCAP FUND

                           APRIL 30, 2002 (UNAUDITED)

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (93.79%)
ADVERTISING SERVICES (1.14%)
                                                                         $
 Cordiant Communications Group                         27,500                37,671
 Incepta Group                                         59,320                51,868
                                                                             89,539
AGRICULTURAL CHEMICALS (0.72%)
 Agrium                                                 5,810                57,001
AGRICULTURAL OPERATIONS (1.72%)
 Beghin-Say /1/                                         1,520                61,498
 Hokuto                                                 2,890                74,051
                                                                            135,549
AIRLINES (3.18%)
 easyJet /1/                                           17,784               122,456
 Westjet Airlines /1/                                   6,547               128,256
                                                                            250,712
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.99%)
 Keihin                                                 5,000                49,065
 Showa                                                 12,250               107,999
                                                                            157,064
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (1.02%)
 Hyundai Mobis                                          3,290                80,594
BEVERAGES-NON-ALCOHOLIC (0.52%)
 Cott                                                   2,024                40,965
BEVERAGES-WINE & SPIRITS (0.95%)
 Davide Campari /1/                                     2,354                75,090
BREWERY (1.80%)
 Molson                                                 6,200               142,195
BROADCASTING SERVICES & PROGRAMMING (0.69%)
 HIT Entertainment                                     10,910                54,534
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.89%)
 Amec                                                  21,640               149,481
BUILDING PRODUCTS-DOORS & WINDOWS (1.23%)
 Royal Group Technologies /1/                           5,015                97,317
BUILDING-HEAVY CONSTRUCTION (2.36%)
 Grupo Dragados                                         9,127               149,272
 Technip-Coflexip                                         264                37,253
                                                                            186,525
BUILDING-RESIDENTIAL & COMMERCIAL (1.75%)
 Persimmon                                             20,540               137,766
CASINO SERVICES (0.85%)
 Aristocrat Leisure                                    22,700                67,044
CHEMICALS-DIVERSIFIED (1.45%)
 NOVA Chemicals                                         4,930               114,041
CHEMICALS-SPECIALTY (0.71%)
 Gurit-Heberlein                                           73                56,324
COMMERCIAL BANKS (5.70%)
 Anglo Irish Bank                                      26,700               143,875
 KorAm Bank                                             8,940                84,975
 Suncorp-Metway                                         8,690                58,658
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                         $
 Union Bank of Norway                                   4,550               161,845
                                                                            449,353
COMMERCIAL SERVICE-FINANCE (0.62%)
 Baycorp Advantage /1/                                 23,127                49,262
CONTAINERS-PAPER & PLASTIC (1.67%)
 Huhtamaki Oyj                                          3,140               132,136
DECISION SUPPORT SOFTWARE (0.37%)
 Theil Logistik                                         2,770                29,453
DISTRIBUTION-WHOLESALE (1.58%)
 Esprit Holdings                                       64,740               124,513
DIVERSIFIED MINERALS (1.07%)
 Teck Cominco                                           9,600                84,522
DIVERSIFIED OPERATIONS (0.90%)
 Bodycote International                                21,000                70,730
EDUCATIONAL SOFTWARE (1.07%)
 Riverdeep Group /1/                                    4,187                84,201
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.85%)
 Dianippon Screen Manufacturing                         6,000                29,206
 Venture Manufacturing                                 12,450               116,824
                                                                            146,030
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.42%)
 Nippon Foundry                                             3                33,178
ENERGY-ALTERNATE SOURCES (1.04%)
 Grupo Auxiliar Metalurgico /1/                         4,724                81,773
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (3.33%)
 Fugro                                                  2,168               125,322
 JGC                                                    6,000                42,290
 Kyowa Exeo                                             8,150                37,069
 Takuma                                                 8,950                58,203
                                                                            262,884
ENTERTAINMENT SOFTWARE (1.27%)
 Eidos                                                 26,300                49,442
 UBI Soft Entertainment /1/                             1,900                50,866
                                                                            100,308
FINANCE-INVESTMENT BANKER & BROKER (3.80%)
 Close Brothers Group                                  11,301               128,458
 D Carnegie /1/                                         5,230                52,171
 Polaris Securities                                   103,000                51,328
 Van Der Moolen Holding                                 3,000                67,826
                                                                            299,783
FINANCE-LEASING COMPANY (0.34%)
 Grenkeleasing /1/                                      1,610                26,839
FINANCE-OTHER SERVICES (2.40%)
 Aberdeen Asset Management                             30,214               109,637
 Hong Kong Exchanges & Clearing                        44,900                80,022
                                                                            189,659
FOOD-CATERING (0.97%)
 Elior                                                 10,060                76,147
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (2.15%)
                                                                         $
 Nong Shim                                                810                56,961
 Nutreco Holding                                        3,430               112,813
                                                                            169,774
FOOD-WHOLESALE/DISTRIBUTION (1.51%)
 Fyffes                                                97,844               119,026
FORESTRY (0.91%)
 Tembec                                                 9,100                71,887
GOLD MINING (0.78%)
 Sons of Gwalia                                        19,100                61,745
HOTELS & MOTELS (0.50%)
 Hotel Shilla                                           4,650                39,527
INSTRUMENTS-SCIENTIFIC (0.69%)
 Leica Geosystems /1/                                     530                54,714
INVESTMENT COMPANIES (0.78%)
 Macquarie Infrastructure Group                        34,549                61,410
 Macquarie Infrastructure Group                         8,022                   474
                                                                             61,884
LEISURE & RECREATION PRODUCTS (0.71%)
 Ferretti /1/                                          16,250                55,643
LIFE & HEALTH INSURANCE (1.07%)
 Industrial-Alliance Life Insurance /1/                 3,082                84,389
MARINE SERVICES (1.89%)
 IHC Caland                                             2,652               148,999
MEDICAL INSTRUMENTS (1.12%)
 Colin                                                  1,700                88,707
MEDICAL LABORATORY & TESTING SERVICE (0.80%)
 Unilabs                                                2,552                63,008
MEDICAL LASER SYSTEMS (0.95%)
 Lumenis                                                8,824                75,269
MEDICAL-BIOMEDICAL/GENE (2.98%)
 Novozymes                                              6,390               133,211
 PerBio Science /1/                                     6,010               102,066
                                                                            235,277
MEDICAL-DRUGS (1.67%)
 Galen Holdings                                        14,100               110,445
 Sanochemia Pharmazeutika /1/                           1,326                20,910
                                                                            131,355
METAL-DIVERSIFIED (0.16%)
 Outokumpu                                              1,080                12,418
MISCELLANEOUS MANUFACTURERS (0.91%)
 FKI                                                   29,100                71,669
OFFICE SUPPLIES & FORMS (1.03%)
 Corporate Express Australia                           30,640                81,610
OIL-FIELD SERVICES (0.46%)
 Smedvig                                                4,050                35,894
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (1.44%)
                                                                         $
 Billerud /1/                                           4,882                48,225
 Norske Skog Canada                                    14,244                65,336
                                                                            113,561
PHYSICIAN PRACTICE MANAGEMENT (1.69%)
 Nestor Healthcare Group                               15,382               133,376
POWER CONVERTER & SUPPLY EQUIPMENT (0.58%)
 NEG Micon                                              1,270                45,562
PROPERTY & CASUALTY INSURANCE (1.23%)
 Kingsway Financial Services /1/                        8,428                96,646
RADIO (0.48%)
 GWR Group                                             10,300                37,676
REAL ESTATE OPERATOR & DEVELOPER (1.95%)
 Green Property                                        19,850               153,827
REINSURANCE (1.47%)
 Converium Holding /1/                                  2,110               116,043
RENTAL-AUTO & EQUIPMENT (0.35%)
 Ashtead Group                                         45,530                27,895
RETAIL-APPAREL & SHOE (1.01%)
 Cortefiel                                             13,400                79,452
RETAIL-COMPUTER EQUIPMENT (1.57%)
 Electronics Boutique                                  60,650               123,739
RETAIL-CONSUMER ELECTRONICS (1.50%)
 Yamada Denki                                           1,543               118,729
SEMICONDUCTOR EQUIPMENT (1.54%)
 ASE Test /1/                                           6,280                85,596
 BE Semiconductor /1/                                   4,450                35,849
                                                                            121,445
SHIPBUILDING (0.77%)
 Samsung Heavy Industries                              15,100                60,794
STEEL-PRODUCERS (0.80%)
 Voest-Alpine                                           2,040                63,236
STEEL-SPECIALTY (0.01%)
 AvestaPolarit                                            268                 1,164
TELECOMMUNICATION EQUIPMENT (0.54%)
 Tandberg Television /1/                               16,271                42,198
TEXTILE-PRODUCTS (1.09%)
 Texwinca Holdings                                    138,000                85,817
TRANSPORT-SERVICES (1.00%)
 Stinnes                                                3,140                79,225
WATER (1.33%)
 Kelda Group                                           17,970               105,013
                                         TOTAL COMMON STOCKS              7,400,705

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.76%)
APPAREL MANUFACTURERS (0.76%)
                                                                         $
 Hugo Boss                                              2,550                59,743
                                      TOTAL PREFERRED STOCKS                 59,743

                                                   Principal
                                                     Amount                Value
------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.89%)
FINANCE-MORTGAGE LOAN/BANKER (3.89%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank System
                                                   $                     $
  1.79%; 05/01/02                                     307,120               307,120
                                      TOTAL COMMERCIAL PAPER                307,120
                                                                         ----------

                        TOTAL PORTFOLIO INVESTMENTS (98.44%)              7,767,568
CASH AND RECEIVABLES, NET OF LIABILITIES (1.56%)                            122,705
                                  TOTAL NET ASSETS (100.00%)             $7,890,273
                                                                         ------------




/1 /Non-income producing security.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                           $
 Australia                    380,204              4.89%
 Austria                       84,146              1.08
 Canada                       982,556             12.65
 Denmark                      178,774              2.30
 Finland                      145,717              1.88
 France                       225,765              2.91
 Germany                      195,260              2.51
 Hong Kong                    290,352              3.74
 Ireland                      500,928              6.45
 Israel                        75,269              0.97
 Italy                        130,733              1.68
 Japan                        638,495              8.22
 Korea                        322,851              4.16
 Netherlands                  490,809              6.32
 Norway                       239,937              3.09
 Singapore                    116,824              1.50
 Spain                        310,497              4.00
 Sweden                       202,462              2.61
 Switzerland                  290,089              3.74
 Taiwan                       136,924              1.76
 United Kingdom             1,521,856             19.59
 United States                307,120              3.95
              TOTAL        $7,767,568            100.00%
                           ------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              LARGECAP BLEND FUND

                           APRIL 30, 2002 (UNAUDITED)

                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (96.88%)
ADVERTISING AGENCIES (0.38%)
                                                                         $
 Interpublic Group                                        690                 21,307
 Omnicom Group                                            240                 20,938
                                                                              42,245
AEROSPACE & DEFENSE (0.80%)
 Boeing                                                 1,210                 53,966
 Raytheon                                                 480                 20,304
 Rockwell Collins                                         610                 14,530
                                                                              88,800
AEROSPACE & DEFENSE EQUIPMENT (0.87%)
 General Dynamics                                         250                 24,272
 Lockheed Martin                                          460                 28,934
 United Technologies                                      610                 42,804
                                                                              96,010
APPLIANCES (0.21%)
 Whirlpool                                                310                 23,234
APPLICATIONS SOFTWARE (2.99%)
 Intuit /1/                                               430                 16,847
 Microsoft /1/                                          6,010                314,083
                                                                             330,930
ATHLETIC FOOTWEAR (0.15%)
 Nike                                                     310                 16,532
AUTO-CARS & LIGHT TRUCKS (0.58%)
 Ford Motor                                             1,560                 24,960
 General Motors                                           610                 39,131
                                                                              64,091
BEVERAGES-NON-ALCOHOLIC (2.43%)
 Coca-Cola                                              2,730                151,542
 Coca-Cola Enterprises                                    780                 15,304
 Pepsico                                                1,960                101,724
                                                                             268,570
BREWERY (0.46%)
 Anheuser-Busch                                           960                 50,880
BROADCASTING SERVICES & PROGRAMMING (0.15%)
 Clear Channel Communications /1/                         360                 16,902
BUILDING-RESIDENTIAL & COMMERCIAL (0.20%)
 KB Home                                                  440                 21,934
CABLE TV (0.29%)
 Comcast                                                1,190                 31,832
CASINO SERVICES (0.20%)
 International Game Technology                            360                 22,662
CELLULAR TELECOMMUNICATIONS (0.26%)
 AT&T Wireless Services /1/                             3,186                 28,515
CHEMICALS-DIVERSIFIED (1.08%)
 Dow Chemical                                             480                 15,264
 E.I. Du Pont de Nemours                                1,330                 59,185
 PPG Industries                                           540                 28,247
 Rohm & Haas                                              460                 17,071
                                                                             119,767
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CIRCUIT BOARDS (0.16%)
                                                                         $
 Jabil Circuit /1/                                        870                 17,757
COMMERCIAL BANKS (0.23%)
 Synovus Financial                                        940                 25,418
COMMERCIAL SERVICE-FINANCE (0.18%)
 Paychex                                                  540                 20,158
COMPUTER SERVICES (0.39%)
 Computer Sciences /1/                                    260                 11,661
 Electronic Data Systems                                  580                 31,471
                                                                              43,132
COMPUTERS (3.24%)
 Apple Computer                                           560                 13,591
 Compaq Computer                                        1,930                 19,589
 Dell Computer /1/                                      3,140                 82,708
 Hewlett-Packard                                        2,580                 44,118
 International Business Machines                        1,950                163,332
 Sun Microsystems /1/                                   4,370                 35,747
                                                                             359,085
COMPUTERS-INTEGRATED SYSTEMS (0.13%)
 NCR /1/                                                  380                 14,767
COMPUTERS-MEMORY DEVICES (0.42%)
 EMC                                                    3,190                 29,157
 Veritas Software /1/                                     630                 17,854
                                                                              47,011
CONSUMER PRODUCTS-MISCELLANEOUS (0.14%)
 Clorox                                                   360                 15,930
CONTAINERS-PAPER & PLASTIC (0.34%)
 Bemis                                                    370                 19,695
 Sealed Air /1/                                           390                 17,421
                                                                              37,116
COSMETICS & TOILETRIES (2.72%)
 Alberto-Culver                                           390                 21,282
 Avon Products                                            300                 16,755
 Colgate-Palmolive                                        720                 38,167
 Gillette                                               1,210                 42,931
 International Flavors & Fragrances                       630                 20,286
 Kimberly-Clark                                           500                 32,560
 Procter & Gamble                                       1,430                129,072
                                                                             301,053
CRUISE LINES (0.25%)
 Carnival                                                 820                 27,314
DATA PROCESSING & MANAGEMENT (0.84%)
 Automatic Data Processing                                770                 39,147
 First Data                                               470                 37,360
 Fiserv /1/                                               380                 16,895
                                                                              93,402
DISTRIBUTION-WHOLESALE (0.17%)
 W.W. Grainger                                            340                 19,064
DIVERSIFIED FINANCIAL SERVICES (2.22%)
 Citigroup                                              5,670                245,511
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (5.19%)
                                                                         $
 3M                                                       440                 55,352
 Cooper Industries                                        460                 20,148
 Danaher                                                  430                 30,779
 General Electric                                      10,930                344,841
 Honeywell International                                1,120                 41,082
 Illinois Tool Works                                      590                 42,539
 Tyco International                                     2,160                 39,852
                                                                             574,593
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.20%)
 Cendant /1/                                            1,250                 22,488
ELECTRIC PRODUCTS-MISCELLANEOUS (0.29%)
 Emerson Electric                                         600                 32,034
ELECTRIC-INTEGRATED (1.82%)
 Ameren                                                   430                 17,957
 Cinergy                                                  470                 16,699
 Dominion Resources                                       580                 38,524
 Duke Energy                                            1,000                 38,330
 Entergy                                                  310                 14,384
 FirstEnergy                                              810                 26,973
 Pinnacle West Capital                                    500                 21,910
 Reliant Energy                                         1,040                 26,395
                                                                             201,172
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.33%)
 Advanced Micro Devices /1/                             1,140                 12,745
 Intel                                                  7,200                205,992
 LSI Logic /1/                                            980                 12,593
 National Semiconductor /1/                               510                 16,075
 Nvidia /1/                                               280                  9,747
 QLogic /1/                                               300                 13,713
 Texas Instruments                                      2,420                 74,851
 Xilinx /1/                                               620                 23,411
                                                                             369,127
ELECTRONIC FORMS (0.17%)
 Adobe Systems                                            460                 18,382
ENTERPRISE SOFTWARE & SERVICE (0.72%)
 Computer Associates International                        750                 13,950
 Oracle /1/                                             5,420                 54,417
 Peoplesoft /1/                                           480                 11,121
                                                                              79,488
FIDUCIARY BANKS (1.08%)
 Bank of New York                                         920                 33,663
 Mellon Financial                                         900                 33,984
 Northern Trust                                           430                 22,842
 State Street                                             560                 28,621
                                                                             119,110
FINANCE-CONSUMER LOANS (0.38%)
 Household International                                  360                 20,984
 USA Education                                            220                 21,087
                                                                              42,071
FINANCE-CREDIT CARD (1.13%)
 American Express                                       1,440                 59,055
 Capital One Financial                                    480                 28,747
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-CREDIT CARD (CONTINUED)
                                                                         $
 MBNA                                                   1,040                 36,868
                                                                             124,670
FINANCE-INVESTMENT BANKER & BROKER (1.46%)
 Bear Stearns                                             370                 22,918
 Lehman Brothers Holdings                                 490                 28,910
 Merrill Lynch                                          1,250                 52,425
 Morgan Stanley Dean Witter                             1,210                 57,741
                                                                             161,994
FINANCE-MORTGAGE LOAN/BANKER (1.27%)
 Federal Home Loan Mortgage                               820                 53,587
 Federal National Mortgage Association                  1,100                 86,823
                                                                             140,410
FINANCIAL GUARANTEE INSURANCE (0.39%)
 AMBAC Financial Group                                    380                 23,887
 MBIA                                                     360                 19,415
                                                                              43,302
FOOD-MISCELLANEOUS/DIVERSIFIED (0.72%)
 Kellogg                                                  610                 21,911
 Sara Lee                                                 840                 17,791
 Unilever                                                 620                 40,114
                                                                              79,816
FOOD-RETAIL (0.68%)
 Albertson's                                              540                 18,112
 Kroger                                                 1,110                 25,275
 Safeway /1/                                              770                 32,301
                                                                              75,688
GAS-DISTRIBUTION (0.22%)
 Sempra Energy                                            970                 24,803
HEALTH CARE COST CONTAINMENT (0.15%)
 McKesson                                                 410                 16,560
HOME DECORATION PRODUCTS (0.16%)
 Newell Rubbermaid                                        550                 17,270
HOME FURNISHINGS (0.20%)
 Leggett & Platt                                          860                 22,618
HOTELS & MOTELS (0.15%)
 Starwood Hotels & Resorts Worldwide                      440                 16,632
INDUSTRIAL GASES (0.16%)
 Air Products & Chemicals                                 360                 17,298
INSTRUMENTS-CONTROLS (0.13%)
 Thermo Electron /1/                                      780                 14,742
INSTRUMENTS-SCIENTIFIC (0.09%)
 Applied Biosystems Group                                 560                  9,587
INSURANCE BROKERS (0.31%)
 Marsh & McLennan                                         340                 34,367
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.38%)
 Stilwell Financial                                     1,000                 21,360
 T Rowe Price Group                                       580                 20,341
                                                                              41,701
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (0.81%)
                                                                         $
 AFLAC                                                    780                 23,322
 Jefferson-Pilot                                          190                  9,515
 John Hancock Financial Services                          340                 13,124
 Lincoln National                                         410                 19,639
 Torchmark                                                580                 23,716
                                                                              89,316
MACHINERY-CONSTRUCTION & MINING (0.30%)
 Caterpillar                                              600                 32,772
MACHINERY-FARM (0.19%)
 Deere                                                    470                 21,037
MACHINERY-GENERAL INDUSTRY (0.47%)
 Dover                                                    670                 24,964
 Ingersoll-Rand                                           550                 27,473
                                                                              52,437
MEDICAL INSTRUMENTS (1.14%)
 Biomet                                                   550                 15,526
 Boston Scientific /1/                                    580                 14,454
 Guidant                                                  500                 18,800
 Medtronic                                              1,330                 59,438
 St. Jude Medical                                         210                 17,474
                                                                             125,692
MEDICAL PRODUCTS (2.36%)
 Baxter International                                     620                 35,278
 Johnson & Johnson                                      3,330                212,654
 Stryker                                                  250                 13,377
                                                                             261,309
MEDICAL-BIOMEDICAL/GENE (0.99%)
 Amgen /1/                                              1,220                 64,514
 Biogen /1/                                               280                 12,172
 Chiron /1/                                               350                 14,164
 Immunex /1/                                              700                 18,998
                                                                             109,848
MEDICAL-DRUGS (7.23%)
 Abbott Laboratories                                    1,680                 90,636
 Allergan                                                 260                 17,137
 Bristol-Myers Squibb                                   2,045                 58,896
 Eli Lilly                                              1,050                 69,353
 Forest Laboratories /1/                                  260                 20,056
 Medimmune /1/                                            490                 16,366
 Merck                                                  2,510                136,393
 Pfizer                                                 6,960                252,996
 Schering-Plough                                        1,830                 49,959
 Wyeth                                                  1,560                 88,920
                                                                             800,712
MEDICAL-HMO (0.54%)
 UnitedHealth Group                                       420                 36,880
 Wellpoint Health Networks /1/                            300                 22,524
                                                                              59,404
MEDICAL-HOSPITALS (0.71%)
 HCA                                                      730                 34,887
 Health Management Associates /1/                         630                 13,444
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HOSPITALS (CONTINUED)
                                                                         $
 Tenet Healthcare /1/                                     410                 30,082
                                                                              78,413
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.39%)
 Cardinal Health                                          630                 43,627
METAL-ALUMINUM (0.48%)
 Alcan                                                    500                 18,315
 Alcoa                                                  1,030                 35,051
                                                                              53,366
MONEY CENTER BANKS (2.29%)
 Bank of America                                        1,910                138,437
 JP Morgan Chase                                        1,690                 59,319
 Wachovia                                               1,480                 56,299
                                                                             254,055
MOTORCYCLE & MOTOR SCOOTER (0.25%)
 Harley-Davidson                                          520                 27,555
MULTI-LINE INSURANCE (2.29%)
 Allstate                                                 340                 13,512
 American International Group                           2,804                193,812
 Hartford Financial Services                              350                 24,255
 St. Paul                                                 430                 21,418
                                                                             252,997
MULTIMEDIA (2.46%)
 AOL Time Warner /1/                                    4,900                 93,198
 Gannett                                                  400                 29,320
 Viacom /1/                                             2,110                 99,381
 Walt Disney                                            2,170                 50,301
                                                                             272,200
NETWORKING PRODUCTS (1.31%)
 Cisco Systems /1/                                      8,700                127,455
 Lucent Technologies                                    3,870                 17,802
                                                                             145,257
NON-HAZARDOUS WASTE DISPOSAL (0.18%)
 Waste Management                                         770                 20,282
OFFICE AUTOMATION & EQUIPMENT (0.28%)
 Pitney Bowes                                             490                 20,629
 Xerox                                                  1,230                 10,885
                                                                              31,514
OFFICE SUPPLIES & FORMS (0.20%)
 Avery Dennison                                           350                 22,418
OIL & GAS DRILLING (0.66%)
 Nabors Industries /1/                                    550                 25,052
 Noble Drilling /1/                                       410                 17,774
 Transocean Sedco Forex                                   860                 30,530
                                                                              73,356
OIL COMPANY-INTEGRATED (5.12%)
 ChevronTexaco                                          1,022                 88,618
 Conoco                                                 1,100                 30,855
 Exxon Mobil                                            7,430                298,463
 Marathon Oil                                           1,000                 29,060
 Royal Dutch Petroleum                                  2,290                119,675
                                                                             566,671
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (0.46%)
                                                                         $
 Baker Hughes                                             810                 30,521
 Schlumberger                                             380                 20,805
                                                                              51,326
PAPER & RELATED PRODUCTS (0.56%)
 Louisiana-Pacific                                      1,850                 21,645
 Temple-Inland                                            380                 20,117
 Weyerhaeuser                                             340                 20,268
                                                                              62,030
PHARMACEUTICALS (0.40%)
 Pharmacia                                              1,060                 43,704
PHOTO EQUIPMENT & SUPPLIES (0.15%)
 Eastman Kodak                                            510                 16,427
PIPELINES (0.56%)
 El Paso                                                  894                 35,760
 Williams                                               1,373                 26,224
                                                                              61,984
PROPERTY & CASUALTY INSURANCE (0.64%)
 ACE                                                      410                 17,843
 Chubb                                                    270                 20,709
 Progressive                                              330                 18,975
 XL Capital                                               140                 13,209
                                                                              70,736
PUBLICLY TRADED INVESTMENT FUND (0.66%)
 iShares S&P 500 Index Fund                               680                 73,440
PUBLISHING-NEWSPAPERS (0.22%)
 Knight Ridder                                            370                 24,790
REGIONAL BANKS (3.60%)
 Bank One                                               1,430                 58,444
 Comerica                                                 300                 18,855
 Fifth Third Bancorp                                      710                 48,699
 FleetBoston Financial                                  1,360                 48,008
 National City                                          1,200                 37,440
 PNC Financial Services Group                             560                 30,884
 Union Planters                                           540                 27,059
 US Bancorp                                             1,410                 33,417
 Wells Fargo                                            1,880                 96,162
                                                                             398,968
RETAIL-BEDDING (0.22%)
 Bed Bath & Beyond /1/                                    640                 23,789
RETAIL-BUILDING PRODUCTS (1.44%)
 Home Depot                                             2,500                115,925
 Lowe's                                                 1,020                 43,136
                                                                             159,061
RETAIL-DISCOUNT (3.49%)
 Costco Wholesale                                         830                 33,366
 Dollar General                                         1,050                 16,538
 Target                                                 1,200                 52,380
 Wal-Mart Stores                                        5,090                284,327
                                                                             386,611
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DRUG STORE (0.25%)
                                                                         $
 Walgreen                                                 740                 27,950
RETAIL-MAJOR DEPARTMENT STORE (0.45%)
 May Department Stores                                    630                 21,848
 Sears Roebuck                                            530                 27,958
                                                                              49,806
RETAIL-OFFICE SUPPLIES (0.14%)
 Staples /1/                                              780                 15,577
RETAIL-REGIONAL DEPARTMENT STORE (0.59%)
 Federated Department Stores /1/                          520                 20,660
 Kohls /1/                                                610                 44,957
                                                                              65,617
RETAIL-RESTAURANTS (0.41%)
 McDonald's                                             1,590                 45,156
RUBBER-TIRES (0.34%)
 Cooper Tire & Rubber                                     950                 23,560
 Goodyear Tire & Rubber                                   630                 14,017
                                                                              37,577
SAVINGS & LOANS/THRIFTS (0.32%)
 Washington Mutual                                        950                 35,843
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.70%)
 Analog Devices /1/                                       630                 23,285
 Linear Technology                                        640                 24,870
 Maxim Integrated Products /1/                            598                 29,781
                                                                              77,936
SEMICONDUCTOR EQUIPMENT (0.64%)
 Applied Materials /1/                                  2,160                 52,531
 Kla-Tencor /1/                                           310                 18,281
                                                                              70,812
TELECOMMUNICATION EQUIPMENT (0.42%)
 Comverse Technology /1/                                  990                 11,909
 Nortel Networks                                        3,630                 12,342
 Qualcomm /1/                                             400                 12,064
 Tellabs /1/                                            1,220                 10,358
                                                                              46,673
TELEPHONE-INTEGRATED (3.67%)
 Alltel                                                   460                 22,770
 AT&T                                                   3,760                 49,331
 BellSouth                                              1,930                 58,575
 Qwest Communications International                     1,920                  9,658
 SBC Communications                                     3,420                106,225
 Sprint                                                 1,310                 20,764
 Sprint PCS /1/                                         1,270                 14,237
 Verizon Communications                                 2,920                117,121
 WorldCom /1/                                           3,130                  7,759
                                                                             406,440
TOBACCO (1.25%)
 Philip Morris                                          2,540                138,252
TRANSPORT-RAIL (0.60%)
 Burlington Northern Santa Fe                             630                 17,319
 Norfolk Southern                                         840                 18,001
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-RAIL (CONTINUED)
                                                                         $
 Union Pacific                                            550                 31,240
                                                                              66,560
TRANSPORT-SERVICES (0.20%)
 FedEx /1/                                                420                 21,701
WEB PORTALS (0.12%)
 Yahoo /1/                                                930                 13,727
WIRELESS EQUIPMENT (0.47%)
 Motorola                                               3,360                 51,744
                                         TOTAL COMMON STOCKS              10,728,020

                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.17%)
FINANCE-MORTGAGE LOAN/BANKER (2.17%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank System
                                                   $                     $
  1.79%; 05/01/02                                     240,042                240,042
                                      TOTAL COMMERCIAL PAPER                 240,042
                                                                         -----------

                        TOTAL PORTFOLIO INVESTMENTS (99.05%)              10,968,062
CASH AND RECEIVABLES, NET OF LIABILITIES (0.95%)                             105,101
                                  TOTAL NET ASSETS (100.00%)             $11,073,163
                                                                         -------------



                                                          Unrealized
   Contract                    Opening       Current     Gain (Loss)
     Type        Commitment  Market Value  Market Value
---------------------------------------------------------------------
FUTURES CONTRACTS
3 S&P 500 EMini    Buy         $159,750      $161,580       $1,830
June, 2002
Futures


/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              LARGECAP GROWTH FUND

                           APRIL 30, 2002 (UNAUDITED)


                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (83.72%)
APPLICATIONS SOFTWARE (2.50%)
                                                                     $
 Microsoft /1/                                      3,450               180,297
 Siebel Systems /1/                                 8,510               205,857
                                                                        386,154
CABLE TV (3.09%)
 Comcast                                           17,840               477,220
COMMERCIAL SERVICE-FINANCE (4.44%)
 H&R Block                                          7,300               292,876
 Paychex                                           10,530               393,085
                                                                        685,961
COMPUTERS (0.96%)
 Sun Microsystems /1/                              18,050               147,649
COMPUTERS-MEMORY DEVICES (1.85%)
 EMC                                                7,500                68,550
 Veritas Software /1/                               7,630               216,234
                                                                        284,784
DATA PROCESSING & MANAGEMENT (2.25%)
 Automatic Data Processing                          6,820               346,729
DIVERSIFIED FINANCIAL SERVICES (2.75%)
 Citigroup                                          9,820               425,206
DIVERSIFIED MANUFACTURING OPERATIONS (3.89%)
 General Electric                                  19,040               600,712
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.37%)
 Intel                                              5,320               152,205
 Texas Instruments                                  6,910               213,726
                                                                        365,931
ENTERPRISE SOFTWARE & SERVICE (0.74%)
 BEA Systems /1/                                   10,650               114,168
FIDUCIARY BANKS (1.53%)
 Bank of New York                                   1,490                54,519
 State Street                                       3,540               180,930
                                                                        235,449
FINANCE-INVESTMENT BANKER & BROKER (0.87%)
 Morgan Stanley Dean Witter                         2,810               134,093
FINANCE-MORTGAGE LOAN/BANKER (1.95%)
 Federal National Mortgage Association              3,810               300,723
FOOD-CONFECTIONERY (0.42%)
 Wm. Wrigley Jr.                                    1,170                64,350
FOOD-WHOLESALE/DISTRIBUTION (2.95%)
 Sysco                                             15,720               456,037
INTERNET SECURITY (0.23%)
 Check Point Software Technologies /1/              1,970                35,756
MEDICAL INSTRUMENTS (5.85%)
 Biomet                                             9,240               260,845
 Medtronic                                         14,360               641,749
                                                                        902,594
MEDICAL PRODUCTS (5.29%)
 Johnson & Johnson                                 12,780               816,131
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (7.05%)
                                                                     $
 Pfizer                                            29,920             1,087,592
MEDICAL-HOSPITALS (2.62%)
 Tenet Healthcare /1/                               5,520               405,002
MEDICAL-WHOLESALE DRUG DISTRIBUTION (3.44%)
 Cardinal Health                                    7,675               531,494
MOTORCYCLE & MOTOR SCOOTER (0.44%)
 Harley-Davidson                                    1,280                67,827
MULTI-LINE INSURANCE (2.51%)
 American International Group                       5,600               387,072
NETWORKING PRODUCTS (2.95%)
 Cisco Systems /1/                                 31,110               455,761
REGIONAL BANKS (3.21%)
 Fifth Third Bancorp                                7,220               495,220
RETAIL-BEDDING (4.66%)
 Bed Bath & Beyond /1/                             19,350               719,239
RETAIL-BUILDING PRODUCTS (1.77%)
 Home Depot                                         5,900               273,583
RETAIL-DRUG STORE (0.66%)
 Walgreen                                           2,710               102,357
RETAIL-REGIONAL DEPARTMENT STORE (3.02%)
 Kohls /1/                                          6,330               466,521
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (5.15%)
 Linear Technology                                 10,050               390,543
 Maxim Integrated Products /1/                      8,130               404,874
                                                                        795,417
SEMICONDUCTOR EQUIPMENT (1.47%)
 Applied Materials /1/                              9,300               226,176
TELEPHONE-INTEGRATED (0.84%)
 BellSouth                                          4,280               129,898
                                     TOTAL COMMON STOCKS             12,922,806





                                           Principal
                                             Amount                Value
----------------------------------------------------------------------------------

COMMERCIAL PAPER (16.01%)

FINANCE-MORTGAGE LOAN/BANKER (16.01%)
 Investment in Joint Trading
  Account; Federal Home Loan Bank
  System
                                                                 $
  1.79%; 05/01/02                          $2,470,595             2,470,595


                              TOTAL COMMERCIAL PAPER              2,470,595
                                                                 ----------



                TOTAL PORTFOLIO INVESTMENTS (99.73%)             15,393,401

CASH AND RECEIVABLES, NET OF LIABILITIES (0.27%)             42,115
                      TOTAL NET ASSETS (100.00%)             $15,435,516
                                                             -------------


/1 /Non-income producing security
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          LARGECAP S&P 500 INDEX FUND

                           APRIL 30, 2002 (UNAUDITED)

                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (93.42%)
ADVERTISING AGENCIES (0.26%)
                                                                           $
 Interpublic Group                                        2,379                 73,463
 Omnicom Group                                            1,170                102,071
                                                                               175,534
AEROSPACE & DEFENSE (0.66%)
 Boeing                                                   5,277                235,354
 Northrop Grumman                                           694                 83,738
 Raytheon                                                 2,463                104,185
 Rockwell Collins                                         1,156                 27,536
                                                                               450,813
AEROSPACE & DEFENSE EQUIPMENT (0.77%)
 B.F. Goodrich                                              640                 20,429
 General Dynamics                                         1,271                123,401
 Lockheed Martin                                          2,793                175,680
 United Technologies                                      2,979                209,036
                                                                               528,546
AIRLINES (0.19%)
 AMR                                                        975                 20,933
 Delta Air Lines                                            776                 21,503
 Southwest Airlines                                       4,831                 87,973
 US Airways Group                                           429                  2,231
                                                                               132,640
APPAREL MANUFACTURERS (0.12%)
 Jones Apparel Group /1/                                    790                 30,771
 Liz Claiborne                                              662                 20,714
 VF                                                         699                 30,595
                                                                                82,080
APPLIANCES (0.08%)
 Maytag                                                     483                 22,290
 Whirlpool                                                  420                 31,479
                                                                                53,769
APPLICATIONS SOFTWARE (2.88%)
 Citrix Systems /1/                                       1,183                 13,723
 Compuware /1/                                            2,352                 18,440
 Intuit /1/                                               1,340                 52,501
 Mercury Interactive /1/                                    520                 19,380
 Microsoft /1/                                           34,122              1,783,216
 Parametric Technology /1/                                1,638                  6,617
 Rational Software /1/                                    1,224                 17,834
 Siebel Systems /1/                                       2,913                 70,465
                                                                             1,982,176
ATHLETIC FOOTWEAR (0.15%)
 Nike                                                     1,689                 90,075
 Reebok International                                       371                 10,258
                                                                               100,333
AUTO-CARS & LIGHT TRUCKS (0.59%)
 Ford Motor                                              11,409                182,544
 General Motors                                           3,500                224,525
                                                                               407,069
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.07%)
 Navistar International                                     377                 15,042
 Paccar                                                     483                 34,520
                                                                                49,562
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.19%)
                                                                           $
 Dana                                                       936                 18,963
 Delphi Automotive Systems                                3,530                 54,892
 TRW                                                        795                 43,749
 Visteon                                                    821                 12,676
                                                                               130,280
BEVERAGES-NON-ALCOHOLIC (2.25%)
 Coca-Cola                                               15,656                869,065
 Coca-Cola Enterprises                                    2,802                 54,975
 Pepsi Bottling Group                                     1,797                 51,466
 Pepsico                                                 11,023                572,094
                                                                             1,547,600
BEVERAGES-WINE & SPIRITS (0.05%)
 Brown-Forman                                               430                 33,807
BREWERY (0.45%)
 Adolph Coors                                               227                 15,175
 Anheuser-Busch                                           5,572                295,316
                                                                               310,491
BROADCASTING SERVICES & PROGRAMMING (0.26%)
 Clear Channel Communications /1/                         3,765                176,767
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.16%)
 Masco                                                    2,891                 81,237
 Vulcan Materials                                           638                 29,361
                                                                               110,598
BUILDING-MAINTENANCE & SERVICE (0.05%)
 Ecolab                                                     805                 35,348
BUILDING-RESIDENTIAL & COMMERCIAL (0.08%)
 Centex                                                     385                 21,676
 KB Home                                                    317                 15,802
 Pulte                                                      380                 20,216
                                                                                57,694
CABLE TV (0.23%)
 Comcast                                                  5,953                159,243
CASINO HOTELS (0.05%)
 Harrah's Entertainment /1/                                 706                 34,707
CASINO SERVICES (0.05%)
 International Game Technology                              563                 35,441
CELLULAR TELECOMMUNICATIONS (0.26%)
 AT&T Wireless Services /1/                              17,029                152,409
 Nextel Communications /1/                                5,029                 27,710
                                                                               180,119
CHEMICALS-DIVERSIFIED (0.85%)
 Dow Chemical                                             5,683                180,719
 E.I. Du Pont de Nemours                                  6,459                287,425
 Hercules                                                   683                  8,333
 PPG Industries                                           1,063                 55,606
 Rohm & Haas                                              1,388                 51,509
                                                                               583,592
CHEMICALS-SPECIALTY (0.14%)
 Ashland                                                    437                 17,843
 Eastman Chemical                                           485                 21,388
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                           $
 Engelhard                                                  817                 24,853
 Great Lakes Chemical                                       316                  8,134
 Sigma-Aldrich                                              462                 21,890
                                                                                94,108
CIRCUIT BOARDS (0.04%)
 Jabil Circuit /1/                                        1,242                 25,349
COATINGS & PAINT (0.04%)
 Sherwin-Williams                                           972                 29,870
COMMERCIAL BANKS (0.57%)
 Amsouth Bancorp.                                         2,296                 52,142
 BB&T                                                     2,904                110,584
 Marshall & Ilsley                                          674                 42,900
 Regions Financial                                        1,432                 50,220
 SouthTrust                                               2,182                 58,216
 Synovus Financial                                        1,835                 49,619
 Zions Bancorp                                              578                 31,258
                                                                               394,939
COMMERCIAL SERVICE-FINANCE (0.47%)
 Concord EFS /1/                                          3,201                101,228
 Deluxe                                                     418                 18,342
 Equifax                                                    912                 24,916
 H&R Block                                                1,151                 46,178
 Moody's                                                    982                 42,796
 Paychex                                                  2,361                 88,136
                                                                               321,596
COMMERCIAL SERVICES (0.06%)
 Convergys /1/                                            1,084                 29,994
 Quintiles Transnational /1/                                754                 10,707
                                                                                40,701
COMPUTER AIDED DESIGN (0.02%)
 Autodesk                                                   688                 12,652
COMPUTER SERVICES (0.35%)
 Computer Sciences /1/                                    1,076                 48,259
 Electronic Data Systems                                  3,029                164,353
 Unisys                                                   2,032                 27,432
                                                                               240,044
COMPUTERS (2.77%)
 Apple Computer                                           2,226                 54,025
 Compaq Computer                                         10,736                108,970
 Dell Computer /1/                                       16,427                432,687
 Gateway /1/                                              2,041                 11,185
 Hewlett-Packard                                         12,232                209,167
 International Business Machines                         10,854                909,131
 Palm /1/                                                 3,639                 11,536
 Sun Microsystems /1/                                    20,468                167,428
                                                                             1,904,129
COMPUTERS-INTEGRATED SYSTEMS (0.04%)
 NCR /1/                                                    612                 23,782
COMPUTERS-MEMORY DEVICES (0.29%)
 EMC                                                     13,960                127,594
 Veritas Software /1/                                     2,526                 71,587
                                                                               199,181
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-PERIPHERAL EQUIPMENT (0.07%)
                                                                           $
 Lexmark International /1/                                  818                 48,900
CONSUMER PRODUCTS-MISCELLANEOUS (0.19%)
 American Greetings                                         402                  7,136
 Clorox                                                   1,466                 64,871
 Fortune Brands                                             936                 48,915
 Tupperware                                                 365                  8,380
                                                                               129,302
CONTAINERS-METAL & GLASS (0.02%)
 Ball                                                       344                 16,357
CONTAINERS-PAPER & PLASTIC (0.09%)
 Bemis                                                      332                 17,672
 Pactiv /1/                                               1,003                 20,732
 Sealed Air /1/                                             527                 23,541
                                                                                61,945
COSMETICS & TOILETRIES (2.17%)
 Alberto-Culver                                             362                 19,754
 Avon Products                                            1,488                 83,105
 Colgate-Palmolive                                        3,476                184,263
 Gillette                                                 6,650                235,942
 International Flavors & Fragrances                         597                 19,223
 Kimberly-Clark                                           3,309                215,482
 Procter & Gamble                                         8,167                737,154
                                                                             1,494,923
CRUISE LINES (0.18%)
 Carnival                                                 3,694                123,047
DATA PROCESSING & MANAGEMENT (0.64%)
 Automatic Data Processing                                3,908                198,683
 First Data                                               2,404                191,094
 Fiserv /1/                                               1,200                 53,352
                                                                               443,129
DISPOSABLE MEDICAL PRODUCTS (0.03%)
 C.R. Bard                                                  321                 17,636
DISTRIBUTION-WHOLESALE (0.10%)
 Genuine Parts                                            1,095                 37,789
 W.W. Grainger                                              589                 33,025
                                                                                70,814
DIVERSIFIED FINANCIAL SERVICES (2.04%)
 Citigroup                                               32,418              1,403,699
DIVERSIFIED MANUFACTURING OPERATIONS (4.46%)
 3M                                                       2,470                310,726
 Cooper Industries                                          590                 25,842
 Crane                                                      375                 10,342
 Danaher                                                    938                 67,142
 Eaton                                                      436                 36,890
 General Electric                                        62,605              1,975,188
 Honeywell International                                  5,124                187,948
 Illinois Tool Works                                      1,920                138,432
 ITT Industries                                             557                 38,912
 Textron                                                    890                 43,770
 Tyco International                                      12,579                232,083
                                                                             3,067,275
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.16%)
                                                                           $
 Cendant /1/                                              6,184                111,250
E-COMMERCE-SERVICES (0.03%)
 TMP Worldwide /1/                                          696                 20,998
E-SERVICES-CONSULTING (0.01%)
 Sapient /1/                                                795                  3,880
ELECTRIC PRODUCTS-MISCELLANEOUS (0.27%)
 Emerson Electric                                         2,650                141,484
 Molex                                                    1,223                 41,117
                                                                               182,601
ELECTRIC-GENERATION (0.04%)
 AES                                                      3,358                 26,931
ELECTRIC-INTEGRATED (2.37%)
 Allegheny Energy                                           788                 33,033
 Ameren                                                     867                 36,206
 American Electric Power                                  2,030                 92,974
 Cinergy                                                  1,047                 37,200
 CMS Energy                                                 837                 16,204
 Consolidated Edison                                      1,337                 58,280
 Constellation Energy Group                               1,031                 32,909
 Dominion Resources                                       1,657                110,058
 DTE Energy                                               1,024                 46,428
 Duke Energy                                              5,204                199,469
 Edison International                                     2,053                 37,262
 Entergy                                                  1,393                 64,635
 Exelon                                                   2,022                109,795
 FirstEnergy                                              1,874                 62,404
 FPL Group                                                1,108                 70,347
 NiSource                                                 1,307                 28,885
 PG&E                                                     2,444                 57,434
 Pinnacle West Capital                                      532                 23,312
 PPL                                                        923                 35,176
 Progress Energy                                          1,377                 71,453
 Public Service Enterprise Group                          1,297                 60,116
 Reliant Energy                                           1,878                 47,664
 Southern                                                 4,379                124,145
 Teco Energy                                                880                 24,499
 TXU                                                      1,670                 90,881
 XCEL Energy                                              2,321                 59,023
                                                                             1,629,792
ELECTRICAL COMPONENTS & EQUIPMENT (0.01%)
 Power-One /1/                                              496                  4,147
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.11%)
 Sanmina /1/                                              3,295                 34,268
 Solectron /1/                                            5,170                 37,741
                                                                                72,009
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.93%)
 Advanced Micro Devices /1/                               2,141                 23,936
 Altera /1/                                               2,427                 49,899
 Applied Micro Circuits /1/                               1,885                 12,724
 Broadcom /1/                                             1,652                 56,994
 Conexant Systems /1/                                     1,610                 16,422
 Intel                                                   42,293              1,210,003
 LSI Logic /1/                                            2,311                 29,696
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                           $
 Micron Technology                                        3,782                 89,634
 National Semiconductor /1/                               1,119                 35,271
 Nvidia /1/                                                 911                 31,712
 PMC - Sierra /1/                                         1,040                 16,182
 QLogic /1/                                                 585                 26,740
 Texas Instruments                                       10,940                338,374
 Xilinx /1/                                               2,113                 79,787
                                                                             2,017,374
ELECTRONIC CONNECTORS (0.01%)
 Thomas & Betts                                             366                  8,601
ELECTRONIC FORMS (0.09%)
 Adobe Systems                                            1,493                 59,660
ELECTRONIC MEASUREMENT INSTRUMENTS (0.15%)
 Agilent Technologies /1/                                 2,922                 87,806
 Tektronix                                                  579                 12,738
                                                                               100,544
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.03%)
 Fluor                                                      504                 20,830
ENGINES-INTERNAL COMBUSTION (0.02%)
 Cummins Engine                                             260                 11,063
ENTERPRISE SOFTWARE & SERVICE (0.71%)
 BMC Software /1/                                         1,529                 22,109
 Computer Associates International                        3,638                 67,667
 Novell /1/                                               2,285                  8,454
 Oracle /1/                                              34,638                347,766
 Peoplesoft /1/                                           1,907                 44,185
                                                                               490,181
FIDUCIARY BANKS (0.66%)
 Bank of New York                                         4,640                169,778
 Mellon Financial                                         2,782                105,048
 Northern Trust                                           1,399                 74,315
 State Street                                             2,045                104,520
                                                                               453,661
FILTRATION & SEPARATION PRODUCTS (0.02%)
 Pall                                                       769                 15,995
FINANCE-CONSUMER LOANS (0.38%)
 Household International                                  2,883                168,050
 USA Education                                              987                 94,604
                                                                               262,654
FINANCE-CREDIT CARD (0.91%)
 American Express                                         8,406                344,730
 Capital One Financial                                    1,353                 81,031
 MBNA                                                     5,367                190,260
 Providian Financial                                      1,791                 12,716
                                                                               628,737
FINANCE-INVESTMENT BANKER & BROKER (0.99%)
 Bear Stearns                                               628                 38,898
 Lehman Brothers Holdings                                 1,539                 90,801
 Merrill Lynch                                            5,305                222,492
 Morgan Stanley Dean Witter                               6,941                331,225
                                                                               683,416
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (1.19%)
                                                                           $
 Countrywide Credit Industries                              772                 36,060
 Federal Home Loan Mortgage                               4,379                286,168
 Federal National Mortgage Association                    6,294                496,785
                                                                               819,013
FINANCIAL GUARANTEE INSURANCE (0.20%)
 AMBAC Financial Group                                      664                 41,739
 MBIA                                                       935                 50,424
 MGIC Investment                                            674                 48,097
                                                                               140,260
FOOD (0.08%)
 Archer-Daniels-Midland                                   4,124                 54,725
FOOD-CONFECTIONERY (0.20%)
 Hershey Foods                                              854                 58,072
 Wm. Wrigley Jr.                                          1,419                 78,045
                                                                               136,117
FOOD-MISCELLANEOUS/DIVERSIFIED (1.13%)
 Campbell Soup                                            2,581                 71,261
 Conagra Foods                                            3,385                 82,932
 General Mills                                            2,301                101,359
 H.J. Heinz                                               2,206                 92,630
 Kellogg                                                  2,561                 91,991
 Sara Lee                                                 4,948                104,799
 Unilever                                                 3,601                232,985
                                                                               777,957
FOOD-RETAIL (0.51%)
 Albertson's                                              2,560                 85,863
 Kroger                                                   5,043                114,829
 Safeway /1/                                              3,161                132,604
 Winn-Dixie Stores                                          886                 15,372
                                                                               348,668
FOOD-WHOLESALE/DISTRIBUTION (0.21%)
 Supervalu                                                  834                 25,020
 Sysco                                                    4,191                121,581
                                                                               146,601
FORESTRY (0.05%)
 Plum Creek Timber                                        1,151                 35,048
GAS-DISTRIBUTION (0.13%)
 KeySpan                                                    876                 30,922
 Nicor                                                      278                 13,005
 Peoples Energy                                             223                  8,697
 Sempra Energy                                            1,305                 33,369
                                                                                85,993
GOLD MINING (0.24%)
 Barrick Gold                                             3,377                 67,776
 Newmont Mining                                           2,467                 70,334
 Placer Dome                                              2,069                 24,311
                                                                               162,421
HEALTH CARE COST CONTAINMENT (0.11%)
 McKesson                                                 1,811                 73,146
HOME DECORATION PRODUCTS (0.08%)
 Newell Rubbermaid                                        1,681                 52,783
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOME FURNISHINGS (0.05%)
                                                                           $
 Leggett & Platt                                          1,238                 32,559
HOTELS & MOTELS (0.22%)
 Hilton Hotels                                            2,327                 38,070
 Marriott International                                   1,518                 66,701
 Starwood Hotels & Resorts Worldwide                      1,245                 47,061
                                                                               151,832
HUMAN RESOURCES (0.04%)
 Robert Half International                                1,104                 28,991
IDENTIFICATION SYSTEM/DEVELOPMENT (0.02%)
 Symbol Technologies                                      1,439                 12,174
INDEPENDENT POWER PRODUCER (0.08%)
 Calpine /1/                                              2,384                 26,224
 Mirant /1/                                               2,525                 30,502
                                                                                56,726
INDUSTRIAL AUTOMATION & ROBOTS (0.04%)
 Rockwell International                                   1,162                 24,948
INDUSTRIAL GASES (0.18%)
 Air Products & Chemicals                                 1,431                 68,760
 Praxair                                                  1,013                 57,842
                                                                               126,602
INSTRUMENTS-CONTROLS (0.15%)
 Johnson Controls                                           552                 47,610
 Parker Hannifin                                            738                 36,863
 Thermo Electron /1/                                      1,120                 21,168
                                                                               105,641
INSTRUMENTS-SCIENTIFIC (0.10%)
 Applied Biosystems Group                                 1,339                 22,924
 Millipore                                                  300                 11,985
 PerkinElmer                                                773                  9,894
 Waters /1/                                                 824                 22,207
                                                                                67,010
INSURANCE BROKERS (0.34%)
 AON                                                      1,696                 60,598
 Marsh & McLennan                                         1,730                174,868
                                                                               235,466
INTERNET BROKERS (0.14%)
 Charles Schwab                                           8,611                 98,079
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.18%)
 Franklin Resources                                       1,647                 69,009
 Stilwell Financial                                       1,394                 29,776
 T. Rowe Price Group                                        777                 27,250
                                                                               126,035
LEISURE & RECREATION PRODUCTS (0.02%)
 Brunswick                                                  552                 15,561
LIFE & HEALTH INSURANCE (0.52%)
 AFLAC                                                    3,290                 98,371
 Conseco                                                  2,171                  8,098
 Jefferson-Pilot                                            947                 47,426
 John Hancock Financial Services                          1,881                 72,606
 Lincoln National                                         1,194                 57,193
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
                                                                           $
 Torchmark                                                  782                 31,976
 UnumProvident                                            1,525                 43,066
                                                                               358,736
LINEN SUPPLY & RELATED ITEMS (0.08%)
 Cintas                                                   1,069                 55,342
MACHINERY-CONSTRUCTION & MINING (0.17%)
 Caterpillar                                              2,164                118,198
MACHINERY-FARM (0.10%)
 Deere                                                    1,497                 67,006
MACHINERY-GENERAL INDUSTRY (0.16%)
 Dover                                                    1,276                 47,544
 Ingersoll-Rand                                           1,058                 52,847
 McDermott International                                    388                  6,196
                                                                               106,587
MEDICAL INFORMATION SYSTEM (0.06%)
 IMS Health                                               1,861                 38,355
MEDICAL INSTRUMENTS (0.83%)
 Biomet                                                   1,701                 48,019
 Boston Scientific /1/                                    2,541                 63,322
 Guidant                                                  1,920                 72,192
 Medtronic                                                7,628                340,895
 St. Jude Medical                                           548                 45,599
                                                                               570,027
MEDICAL PRODUCTS (2.35%)
 Baxter International                                     3,719                211,611
 Becton Dickinson                                         1,629                 60,550
 Johnson & Johnson                                       19,327              1,234,222
 Stryker                                                  1,239                 66,299
 Zimmer Holdings /1/                                      1,221                 42,381
                                                                             1,615,063
MEDICAL-BIOMEDICAL/GENE (0.85%)
 Amgen /1/                                                6,601                349,061
 Biogen /1/                                                 932                 40,514
 Chiron /1/                                               1,194                 48,321
 Genzyme /1/                                              1,337                 54,737
 Immunex /1/                                              3,431                 93,117
                                                                               585,750
MEDICAL-DRUGS (6.59%)
 Abbott Laboratories                                      9,808                529,142
 Allergan                                                   824                 54,310
 Bristol-Myers Squibb                                    12,192                351,130
 Eli Lilly                                                7,082                467,766
 Forest Laboratories /1/                                  1,125                 86,782
 King Pharmaceuticals /1/                                 1,548                 48,514
 Medimmune /1/                                            1,559                 52,071
 Merck                                                   14,332                778,801
 Pfizer                                                  39,613              1,439,933
 Schering-Plough                                          9,225                251,842
 Wyeth                                                    8,312                473,784
                                                                             4,534,075
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-GENERIC DRUGS (0.02%)
                                                                           $
 Watson Pharmaceutical /1/                                  670                 16,482
MEDICAL-HMO (0.44%)
 Aetna /1/                                                  911                 43,363
 Humana                                                   1,063                 17,380
 UnitedHealth Group                                       1,964                172,459
 Wellpoint Health Networks /1/                              910                 68,323
                                                                               301,525
MEDICAL-HOSPITALS (0.49%)
 HCA                                                      3,245                155,079
 Health Management Associates /1/                         1,522                 32,479
 Tenet Healthcare /1/                                     2,050                150,409
                                                                               337,967
MEDICAL-NURSING HOMES (0.02%)
 Manor Care /1/                                             645                 16,538
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.36%)
 AmerisourceBergen                                          655                 50,762
 Cardinal Health                                          2,831                196,047
                                                                               246,809
METAL PROCESSORS & FABRICATION (0.01%)
 Worthington Industries                                     538                  7,962
METAL-ALUMINUM (0.37%)
 Alcan                                                    2,022                 74,066
 Alcoa                                                    5,341                181,754
                                                                               255,820
METAL-COPPER (0.03%)
 Phelps Dodge                                               495                 17,721
METAL-DIVERSIFIED (0.06%)
 Freeport-McMoran Copper & Gold                             906                 16,091
 Inco                                                     1,147                 22,974
                                                                                39,065
MISCELLANEOUS INVESTING (0.18%)
 Equity Office Properties Trust                           2,610                 74,725
 Equity Residential Properties Trust                      1,706                 48,109
                                                                               122,834
MONEY CENTER BANKS (2.15%)
 Bank of America                                          9,913                718,494
 JP Morgan Chase                                         12,431                436,328
 Wachovia                                                 8,575                326,193
                                                                             1,481,015
MOTORCYCLE & MOTOR SCOOTER (0.15%)
 Harley-Davidson                                          1,907                101,052
MULTI-LINE INSURANCE (2.75%)
 Allstate                                                 4,492                178,512
 American International Group                            16,461              1,137,784
 Cigna                                                      911                 99,299
 Cincinnati Financial                                     1,018                 47,703
 Hartford Financial Services                              1,544                106,999
 Loews                                                    1,206                 72,300
 MetLife                                                  4,566                155,883
 Safeco                                                     804                 26,854
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                           $
 St. Paul                                                 1,307                 65,102
                                                                             1,890,436
MULTIMEDIA (2.28%)
 AOL Time Warner /1/                                     27,892                530,506
 Gannett                                                  1,669                122,338
 McGraw-Hill                                              1,218                 77,940
 Meredith                                                   310                 13,274
 Viacom /1/                                              11,173                526,248
 Walt Disney                                             12,849                297,840
                                                                             1,568,146
NETWORKING PRODUCTS (1.18%)
 Cisco Systems /1/                                       46,218                677,094
 Lucent Technologies                                     21,568                 99,213
 Network Appliance /1/                                    2,103                 36,697
                                                                               813,004
NON-HAZARDOUS WASTE DISPOSAL (0.17%)
 Allied Waste Industries /1/                              1,241                 15,066
 Waste Management                                         3,956                104,201
                                                                               119,267
OFFICE AUTOMATION & EQUIPMENT (0.15%)
 Pitney Bowes                                             1,536                 64,665
 Xerox                                                    4,536                 40,144
                                                                               104,809
OFFICE SUPPLIES & FORMS (0.06%)
 Avery Dennison                                             692                 44,323
OIL & GAS DRILLING (0.24%)
 Nabors Industries /1/                                      887                 40,403
 Noble Drilling /1/                                         832                 36,067
 Rowan                                                      590                 14,974
 Transocean Sedco Forex                                   2,008                 71,284
                                                                               162,728
OIL COMPANY-EXPLORATION & PRODUCTION (0.45%)
 Anadarko Petroleum                                       1,566                 84,282
 Apache                                                     864                 50,397
 Burlington Resources                                     1,265                 56,204
 Devon Energy                                               979                 48,275
 EOG Resources                                              727                 30,934
 Kerr-McGee                                                 630                 37,674
                                                                               307,766
OIL COMPANY-INTEGRATED (5.08%)
 Amerada Hess                                               559                 42,976
 ChevronTexaco                                            6,721                582,778
 Conoco                                                   3,944                110,629
 Exxon Mobil                                             43,102              1,731,407
 Marathon Oil                                             1,949                 56,638
 Occidental Petroleum                                     2,353                 67,649
 Phillips Petroleum                                       2,402                143,664
 Royal Dutch Petroleum                                   13,383                699,395
 Unocal                                                   1,537                 57,161
                                                                             3,492,297
OIL REFINING & MARKETING (0.02%)
 Sunoco                                                     476                 16,365
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (0.47%)
                                                                           $
 Baker Hughes                                             2,115                 79,693
 Halliburton                                              2,705                 45,958
 Schlumberger                                             3,630                198,743
                                                                               324,394
OPTICAL SUPPLIES (0.02%)
 Bausch & Lomb                                              338                 12,158
PAPER & RELATED PRODUCTS (0.47%)
 Boise Cascade                                              365                 12,363
 Georgia-Pacific                                          1,448                 41,963
 International Paper                                      3,036                125,781
 Louisiana-Pacific                                          658                  7,699
 MeadWestvaco                                             1,251                 36,729
 Temple-Inland                                              335                 17,735
 Weyerhaeuser                                             1,387                 82,679
                                                                               324,949
PHARMACEUTICALS (0.49%)
 Pharmacia                                                8,173                336,973
PHOTO EQUIPMENT & SUPPLIES (0.09%)
 Eastman Kodak                                            1,839                 59,234
PHYSICAL THERAPY & REHABILITATION CENTERS (0.05%)
 Healthsouth /1/                                          2,472                 37,327
PIPELINES (0.39%)
 Dynegy                                                   2,209                 39,762
 El Paso                                                  3,215                128,600
 Kinder Morgan                                              778                 37,663
 Williams                                                 3,251                 62,094
                                                                               268,119
POWER CONVERTER & SUPPLY EQUIPMENT (0.02%)
 American Power Conversion /1/                            1,232                 15,831
PRINTING-COMMERCIAL (0.03%)
 R.R. Donnelley & Sons                                      711                 22,724
PROPERTY & CASUALTY INSURANCE (0.45%)
 ACE                                                      1,635                 71,155
 Chubb                                                    1,069                 81,992
 Progressive                                              1,383                 79,523
 XL Capital                                                 835                 78,782
                                                                               311,452
PUBLICLY TRADED INVESTMENT FUND (3.13%)
 iShares S&P 500 Index Fund                              19,950              2,154,600
PUBLISHING-NEWSPAPERS (0.28%)
 Dow Jones                                                  531                 28,871
 Knight Ridder                                              529                 35,443
 New York Times                                             949                 44,185
 Tribune                                                  1,877                 82,907
                                                                               191,406
REGIONAL BANKS (3.17%)
 Bank One                                                 7,353                300,517
 Comerica                                                 1,122                 70,518
 Fifth Third Bancorp                                      3,673                251,931
 FleetBoston Financial                                    6,576                232,133
 Huntington Bancshares                                    1,582                 32,099
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                           $
 Keycorp                                                  2,668                 74,997
 National City                                            3,827                119,402
 PNC Financial Services Group                             1,814                100,042
 Suntrust Banks                                           1,818                123,588
 Union Planters                                             865                 43,345
 US Bancorp                                              12,025                284,993
 Wells Fargo                                             10,681                546,333
                                                                             2,179,898
RETAIL-APPAREL & SHOE (0.23%)
 Gap                                                      5,448                 76,872
 Limited                                                  3,258                 62,423
 Nordstrom                                                  846                 19,847
                                                                               159,142
RETAIL-AUTO PARTS (0.07%)
 Autozone /1/                                               672                 51,072
RETAIL-BEDDING (0.10%)
 Bed Bath & Beyond /1/                                    1,829                 67,984
RETAIL-BUILDING PRODUCTS (1.30%)
 Home Depot                                              14,765                684,653
 Lowe's                                                   4,879                206,333
                                                                               890,986
RETAIL-CONSUMER ELECTRONICS (0.24%)
 Best Buy /1/                                             1,333                 99,109
 Circuit City Stores                                      1,315                 28,351
 RadioShack                                               1,129                 35,225
                                                                               162,685
RETAIL-DISCOUNT (3.04%)
 Big Lots /1/                                               721                 11,147
 Costco Wholesale                                         2,850                114,570
 Dollar General                                           2,096                 33,012
 Family Dollar Stores                                     1,086                 37,576
 Target                                                   5,688                248,281
 TJX                                                      1,718                 74,870
 Wal-Mart Stores                                         28,084              1,568,772
                                                                             2,088,228
RETAIL-DRUG STORE (0.47%)
 CVS                                                      2,462                 82,428
 Walgreen                                                 6,438                243,163
                                                                               325,591
RETAIL-JEWELRY (0.05%)
 Tiffany                                                    912                 36,252
RETAIL-MAJOR DEPARTMENT STORE (0.30%)
 J.C. Penney                                              1,662                 36,132
 May Department Stores                                    1,846                 64,019
 Sears Roebuck                                            2,032                107,188
                                                                               207,339
RETAIL-OFFICE SUPPLIES (0.14%)
 Office Depot /1/                                         1,934                 37,017
 Staples /1/                                              2,908                 58,073
                                                                                95,090
RETAIL-REGIONAL DEPARTMENT STORE (0.32%)
 Dillards                                                   527                 12,906
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-REGIONAL DEPARTMENT STORE (CONTINUED)
                                                                           $
 Federated Department Stores /1/                          1,207                 47,954
 Kohls /1/                                                2,110                155,507
                                                                               216,367
RETAIL-RESTAURANTS (0.58%)
 Darden Restaurants                                         737                 29,406
 McDonald's                                               8,099                230,012
 Starbucks /1/                                            2,409                 54,973
 Tricon Global Restaurants /1/                              919                 57,952
 Wendy's International                                      659                 24,647
                                                                               396,990
RETAIL-TOY STORE (0.03%)
 Toys R Us /1/                                            1,239                 21,398
RUBBER-TIRES (0.05%)
 Cooper Tire & Rubber                                       457                 11,333
 Goodyear Tire & Rubber                                   1,027                 22,851
                                                                                34,184
SAVINGS & LOANS/THRIFTS (0.50%)
 Charter One Financial                                    1,416                 50,098
 Golden West Financial                                      992                 67,843
 Washington Mutual                                        6,068                228,946
                                                                               346,887
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.40%)
 Analog Devices /1/                                       2,298                 84,934
 Linear Technology                                        1,999                 77,681
 Maxim Integrated Products /1/                            2,053                102,239
 Vitesse Semiconductor /1/                                1,261                  7,541
                                                                               272,395
SEMICONDUCTOR EQUIPMENT (0.58%)
 Applied Materials /1/                                   10,332                251,274
 Kla-Tencor /1/                                           1,178                 69,467
 Novellus Systems /1/                                       902                 42,755
 Teradyne /1/                                             1,137                 37,464
                                                                               400,960
STEEL-PRODUCERS (0.06%)
 Nucor                                                      490                 28,641
 United States Steel                                        561                 10,120
                                                                                38,761
STEEL-SPECIALTY (0.01%)
 Allegheny Technologies                                     505                  8,524
TELECOMMUNICATION EQUIPMENT (0.43%)
 ADC Telecommunications /1/                               5,002                 19,458
 Andrew /1/                                                 515                  8,544
 Comverse Technology /1/                                  1,173                 14,111
 Nortel Networks                                         20,192                 68,653
 Qualcomm /1/                                             4,834                145,793
 Scientific-Atlanta                                         986                 19,720
 Tellabs /1/                                              2,583                 21,930
                                                                               298,209
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.13%)
 CIENA /1/                                                2,071                 15,512
 Corning                                                  5,953                 39,825
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (CONTINUED)
                                                                           $
 JDS Uniphase /1/                                         8,552                 37,116
                                                                                92,453
TELECOMMUNICATION SERVICES (0.02%)
 Avaya /1/                                                2,267                 13,919
TELEPHONE-INTEGRATED (3.47%)
 Alltel                                                   1,958                 96,921
 AT&T                                                    22,293                292,484
 BellSouth                                               11,834                359,162
 CenturyTel                                                 889                 24,625
 Citizens Communications                                  1,764                 16,352
 Qwest Communications International                      10,491                 52,770
 SBC Communications                                      21,120                655,987
 Sprint                                                   5,591                 88,618
 Sprint PCS /1/                                           6,229                 69,827
 Verizon Communications                                  17,103                686,001
 WorldCom /1/                                            18,584                 46,070
                                                                             2,388,817
TELEVISION (0.08%)
 Univision Communications /1/                             1,323                 52,867
TOBACCO (1.14%)
 Philip Morris                                           13,652                743,078
 UST                                                      1,060                 42,188
                                                                               785,266
TOOLS-HAND HELD (0.09%)
 Black & Decker                                             503                 24,486
 Snap-On                                                    364                 11,532
 Stanley Works                                              536                 24,913
                                                                                60,931
TOYS (0.11%)
 Hasbro                                                   1,088                 17,386
 Mattel                                                   2,719                 56,120
                                                                                73,506
TRANSPORT-RAIL (0.37%)
 Burlington Northern Santa Fe                             2,421                 66,554
 CSX                                                      1,348                 48,757
 Norfolk Southern                                         2,435                 52,182
 Union Pacific                                            1,564                 88,835
                                                                               256,328
TRANSPORT-SERVICES (0.14%)
 FedEx /1/                                                1,879                 97,088
TRAVEL SERVICES (0.06%)
 Sabre Holdings /1/                                         900                 41,850
TRUCKING & LEASING (0.02%)
 Ryder System                                               382                 10,834
WEB PORTALS (0.08%)
 Yahoo /1/                                                3,664                 54,081
WIRELESS EQUIPMENT (0.31%)
 Motorola                                                14,024                215,970
                                           TOTAL COMMON STOCKS              64,255,356

                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (6.61%)
FINANCE-MORTGAGE LOAN/BANKER (6.61%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank System
                                                     $                     $
  1.79%; 05/01/02                                     4,546,220              4,546,220
                                        TOTAL COMMERCIAL PAPER               4,546,220
                                                                           -----------

                         TOTAL PORTFOLIO INVESTMENTS (100.03%)              68,801,576
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.03%)                              (18,936)
                                    TOTAL NET ASSETS (100.00%)             $68,782,640
                                                                           --------------



                                                            Unrealized
    Contract                     Opening       Current     Gain (Loss)
      Type         Commitment  Market Value  Market Value
-----------------------------------------------------------------------
FUTURES CONTRACTS
4 S&P 500          Buy         $1,089,900    $1,077,200    $(12,700)
June, 2002
Futures

/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              LARGECAP VALUE FUND

                           APRIL 30, 2002 (UNAUDITED)

                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (98.09%)
AEROSPACE & DEFENSE EQUIPMENT (3.13%)
                                                                         $
 Lockheed Martin                                        5,700                358,530
 United Technologies                                    4,500                315,765
                                                                             674,295
APPLIANCES (0.66%)
 Whirlpool                                              1,900                142,405
APPLICATIONS SOFTWARE (0.66%)
 Compuware /1/                                          9,000                 70,560
 Intuit /1/                                             1,800                 70,524
                                                                             141,084
AUTO-CARS & LIGHT TRUCKS (0.39%)
 General Motors                                         1,300                 83,395
BROADCASTING SERVICES & PROGRAMMING (0.26%)
 Liberty Media /1/                                      5,300                 56,710
BUILDING-RESIDENTIAL & COMMERCIAL (0.93%)
 Lennar                                                 3,600                199,944
CABLE TV (1.00%)
 Cablevision Systems /1/                                6,452                142,589
 USA Networks /1/                                       2,400                 71,784
                                                                             214,373
CASINO HOTELS (0.34%)
 Harrah's Entertainment /1/                             1,500                 73,740
CASINO SERVICES (1.20%)
 International Game Technology                          4,110                258,725
CHEMICALS-DIVERSIFIED (2.15%)
 E.I. Du Pont de Nemours                               10,400                462,800
CHEMICALS-SPECIALTY (0.32%)
 Cabot                                                  2,300                 68,540
COATINGS & PAINT (0.34%)
 Valspar                                                1,600                 73,680
COMMERCIAL BANKS (5.74%)
 Amsouth Bancorp.                                      13,200                299,772
 Associated Banc                                        5,910                221,389
 First Tennessee National                               5,600                216,496
 Hibernia                                              12,600                251,370
 North Fork Bancorp.                                    6,400                247,168
                                                                           1,236,195
COMMERCIAL SERVICE-FINANCE (0.32%)
 H&R Block                                              1,700                 68,204
COMPUTER AIDED DESIGN (0.36%)
 Autodesk                                               4,200                 77,238
COMPUTER SERVICES (1.29%)
 Computer Sciences /1/                                  4,700                210,795
 Electronic Data Systems                                1,220                 66,197
                                                                             276,992
COMPUTERS (2.67%)
 Hewlett-Packard                                       22,400                383,040
 International Business Machines                        2,300                192,648
                                                                             575,688
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSUMER PRODUCTS-MISCELLANEOUS (1.36%)
                                                                         $
 Clorox                                                 6,600                292,050
CONTAINERS-PAPER & PLASTIC (1.13%)
 Bemis                                                  1,300                 69,199
 Pactiv /1/                                             3,700                 76,479
 Sealed Air /1/                                         2,200                 98,274
                                                                             243,952
COSMETICS & TOILETRIES (3.14%)
 Procter & Gamble                                       7,500                676,950
DATA PROCESSING & MANAGEMENT (1.37%)
 Acxiom /1/                                            17,750                295,182
DIVERSIFIED FINANCIAL SERVICES (1.86%)
 Citigroup                                              9,260                400,958
DIVERSIFIED MANUFACTURING OPERATIONS (2.55%)
 3M                                                     1,000                125,800
 FMC                                                    2,200                 85,140
 Illinois Tool Works                                    4,700                338,870
                                                                             549,810
ELECTRIC-INTEGRATED (3.97%)
 Alliant Energy                                         9,700                274,025
 Dominion Resources                                     1,000                 66,420
 Entergy                                                3,710                172,144
 FirstEnergy                                            2,100                 69,930
 Idacorp                                                7,200                272,448
                                                                             854,967
ELECTRONICS-MILITARY (0.63%)
 L-3 Communications Holdings /1/                        1,070                136,725
ENTERPRISE SOFTWARE & SERVICE (1.21%)
 Computer Associates International                     14,000                260,400
FINANCE-CONSUMER LOANS (1.35%)
 Household International                                5,000                291,450
FINANCE-INVESTMENT BANKER & BROKER (3.54%)
 Bear Stearns                                           4,600                284,924
 Morgan Stanley Dean Witter                            10,000                477,200
                                                                             762,124
FINANCE-MORTGAGE LOAN/BANKER (3.77%)
 Federal Home Loan Mortgage                             4,100                267,935
 Federal National Mortgage Association                  6,900                544,617
                                                                             812,552
FINANCIAL GUARANTEE INSURANCE (1.40%)
 MBIA                                                   5,600                302,008
FOOD-WHOLESALE/DISTRIBUTION (0.31%)
 Supervalu                                              2,200                 66,000
INTERNET INCUBATORS (0.30%)
 CMGI                                                  50,300                 64,384
LIFE & HEALTH INSURANCE (1.77%)
 John Hancock Financial Services                        8,100                312,660
 Torchmark                                              1,700                 69,513
                                                                             382,173
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (0.56%)
                                                                         $
 Johnson & Johnson                                      1,900                121,334
MEDICAL-HMO (1.15%)
 Wellpoint Health Networks /1/                          3,300                247,764
MEDICAL-HOSPITALS (1.66%)
 Tenet Healthcare /1/                                   4,880                358,046
MONEY CENTER BANKS (3.53%)
 Bank of America                                       10,500                761,040
MULTI-LINE INSURANCE (1.21%)
 American International Group                           2,625                181,440
 MetLife                                                2,300                 78,522
                                                                             259,962
MULTIMEDIA (2.99%)
 Gannett                                                4,700                344,510
 McGraw-Hill                                            4,700                300,753
                                                                             645,263
OFFICE AUTOMATION & EQUIPMENT (0.28%)
 Xerox                                                  6,800                 60,180
OIL & GAS DRILLING (0.46%)
 Noble Drilling /1/                                     2,300                 99,705
OIL COMPANY-INTEGRATED (6.34%)
 ChevronTexaco                                          1,100                 95,381
 Conoco                                                 5,000                140,250
 Exxon Mobil                                           21,120                848,390
 Marathon Oil                                           7,000                203,420
 Occidental Petroleum                                   2,700                 77,625
                                                                           1,365,066
OIL REFINING & MARKETING (1.13%)
 Sunoco                                                 2,500                 85,950
 Valero Energy                                          3,650                157,534
                                                                             243,484
PAPER & RELATED PRODUCTS (1.71%)
 Georgia-Pacific                                       10,400                301,392
 International Paper                                    1,600                 66,288
                                                                             367,680
PROPERTY & CASUALTY INSURANCE (2.21%)
 Fidelity National Financial                            5,400                166,590
 Progressive                                            5,400                310,500
                                                                             477,090
RADIO (0.40%)
 Westwood One                                           2,400                 86,400
REGIONAL BANKS (4.37%)
 Bank One                                               8,900                363,743
 National City                                         11,000                343,200
 Union Planters                                         4,700                235,517
                                                                             942,460
RETAIL-DISCOUNT (0.28%)
 Target                                                 1,400                 61,110
RETAIL-MAJOR DEPARTMENT STORE (0.29%)
 Sears Roebuck                                          1,200                 63,300
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (0.47%)
                                                                         $
 Darden Restaurants                                     2,550                101,745
SATELLITE TELECOM (1.35%)
 PanAmSat /1/                                          12,400                291,276
TELECOMMUNICATION EQUIPMENT (1.00%)
 UTStarcom /1/                                          8,800                215,600
TELEPHONE-INTEGRATED (7.65%)
 Alltel                                                 6,400                316,800
 AT&T                                                  32,700                429,024
 BellSouth                                             12,600                382,410
 SBC Communications                                    13,570                421,484
 Verizon Communications                                 2,480                 99,473
                                                                           1,649,191
TEXTILE-HOME FURNISHINGS (0.36%)
 Mohawk Industries /1/                                  1,200                 77,196
TOBACCO (2.86%)
 Philip Morris                                         10,030                545,933
 RJ Reynolds Tobacco Holdings                           1,010                 69,892
                                                                             615,825
TRANSPORT-RAIL (2.95%)
 Burlington Northern Santa Fe                           2,100                 57,729
 Norfolk Southern                                      14,000                300,020
 Union Pacific                                          4,900                278,320
                                                                             636,069
TRANSPORT-SERVICES (1.46%)
 FedEx /1/                                              6,100                315,187
                                         TOTAL COMMON STOCKS              21,137,666

                                                   Principal
                                                     Amount                 Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (12.82%)
FINANCE-MORTGAGE LOAN/BANKER (12.82%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank System
                                                   $                     $
  1.79%; 05/01/02                                   2,762,103              2,762,103
                                      TOTAL COMMERCIAL PAPER               2,762,103
                                                                         -----------

                       TOTAL PORTFOLIO INVESTMENTS (110.91%)              23,899,769
LIABILITIES, NET OF CASH AND RECEIVABLES (-10.91%)                        (2,350,300)
                                  TOTAL NET ASSETS (100.00%)             $21,549,469
                                                                         --------------

1    Non-income producing security.


See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               MIDCAP BLEND FUND

                           APRIL 30, 2002 (UNAUDITED)

                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (93.74%)
AEROSPACE & DEFENSE (2.35%)
                                                                       $
 Northrop Grumman                                     1,230                148,412
 Raytheon                                             3,700                156,510
                                                                           304,922
AEROSPACE & DEFENSE EQUIPMENT (0.45%)
 Alliant Techsystems /1/                                540                 58,158
AGRICULTURAL OPERATIONS (1.14%)
 Monsanto                                             4,800                147,840
APPAREL MANUFACTURERS (0.40%)
 Polo Ralph Lauren                                    1,800                 51,750
APPLICATIONS SOFTWARE (0.43%)
 Intuit /1/                                           1,430                 56,027
BEVERAGES-NON-ALCOHOLIC (0.44%)
 Coca-Cola Enterprises                                2,900                 56,898
BUILDING PRODUCTS-AIR & HEATING (0.50%)
 American Standard /1/                                  870                 64,989
BUILDING PRODUCTS-WOOD (1.18%)
 Rayonier                                             2,600                152,542
BUILDING-MAINTENANCE & SERVICE (0.26%)
 Ecolab                                                 770                 33,811
CABLE TV (0.49%)
 Charter Communications /1/                           7,760                 63,554
CASINO SERVICES (3.33%)
 International Game Technology                        6,840                430,578
CHEMICALS-SPECIALTY (0.29%)
 Sigma-Aldrich                                          800                 37,904
COAL (0.02%)
 Massey Energy                                          175                  2,616
COMMERCIAL BANKS (3.77%)
 M&T Bank                                               800                 68,304
 Marshall & Ilsley                                      510                 32,462
 North Fork Bancorp.                                  3,220                124,356
 TCF Financial                                        5,060                263,373
                                                                           488,495
COMMERCIAL SERVICE-FINANCE (2.44%)
 Dun & Bradstreet /1/                                 3,200                123,232
 H&R Block                                            3,170                127,180
 Moody's                                              1,500                 65,370
                                                                           315,782
COMMERCIAL SERVICES (1.01%)
 Arbitron                                             1,470                 50,524
 Servicemaster                                        5,730                 80,220
                                                                           130,744
COMPUTER SERVICES (4.94%)
 Bisys Group /1/                                      3,250                111,150
 Ceridian /1/                                         8,550                190,494
 DST Systems /1/                                      1,290                 63,752
 Sungard Data Systems /1/                             8,420                250,579
                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (CONTINUED)
                                                                       $
 Unisys                                               1,800                 24,300
                                                                           640,275
COMPUTERS-INTEGRATED SYSTEMS (1.00%)
 Diebold                                              1,700                 64,294
 Jack Henry & Associates                              2,810                 65,417
                                                                           129,711
CONSUMER PRODUCTS-MISCELLANEOUS (0.49%)
 Dial                                                 3,000                 62,940
DATA PROCESSING & MANAGEMENT (0.73%)
 Fair, Isaac                                            821                 45,763
 Reynolds & Reynolds                                    770                 22,299
 SEI Investments                                        800                 26,952
                                                                            95,014
DENTAL SUPPLIES & EQUIPMENT (0.67%)
 Dentsply International                               2,200                 87,274
DIVERSIFIED MANUFACTURING OPERATIONS (1.53%)
 Cooper Industries                                    1,990                 87,162
 Danaher                                                460                 32,927
 ITT Industries                                       1,120                 78,243
                                                                           198,332
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.75%)
 Viad                                                 3,200                 97,536
ELECTRIC-INTEGRATED (2.07%)
 Alliant Energy                                       2,000                 56,500
 Ameren                                               2,777                115,968
 Exelon                                               1,760                 95,568
                                                                           268,036
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.29%)
 Gentex /1/                                           1,200                 37,992
ELECTRONICS-MILITARY (0.40%)
 L-3 Communications Holdings /1/                        410                 52,390
FINANCE-CONSUMER LOANS (0.82%)
 USA Education                                        1,110                106,393
FINANCE-INVESTMENT BANKER & BROKER (0.71%)
 Lehman Brothers Holdings                             1,560                 92,040
FINANCE-MORTGAGE LOAN/BANKER (0.62%)
 Countrywide Credit Industries                        1,719                 80,294
FINANCIAL GUARANTEE INSURANCE (0.94%)
 AMBAC Financial Group                                  470                 29,544
 PMI Group                                            1,130                 91,666
                                                                           121,210
FOOD-DAIRY PRODUCTS (0.46%)
 Dean Foods /1/                                       1,600                 59,232
FOOD-MISCELLANEOUS/DIVERSIFIED (0.10%)
 General Mills                                          280                 12,334
FORESTRY (1.01%)
 Plum Creek Timber                                    4,314                131,361
                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GOLD MINING (1.17%)
                                                                       $
 Barrick Gold                                         4,200                 84,294
 Newmont Mining                                       2,340                 66,713
                                                                           151,007
HEALTH & BIOTECHNOLOGY (1.55%)
 Pharmaceutical HOLDRs                                2,300                200,468
HOSPITAL BEDS & EQUIPMENT (1.24%)
 Hillenbrand Industries                               2,478                160,079
HOTELS & MOTELS (0.96%)
 Marriott International                               2,820                123,911
INSTRUMENTS-CONTROLS (0.67%)
 Johnson Controls                                     1,010                 87,113
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.49%)
 Federated Investors                                  1,980                 63,479
LIFE & HEALTH INSURANCE (1.30%)
 AFLAC                                                2,560                 76,544
 Nationwide Financial Services                        1,270                 52,070
 Torchmark                                              970                 39,663
                                                                           168,277
LOTTERY SERVICES (0.46%)
 Gtech Holdings /1/                                   1,000                 59,910
MACHINERY-PUMPS (0.35%)
 Graco                                                1,000                 44,760
MEDICAL INFORMATION SYSTEM (2.99%)
 IMS Health                                          18,810                387,674
MEDICAL INSTRUMENTS (5.13%)
 Apogent Technologies /1/                             2,050                 47,560
 Beckman Coulter                                      2,520                120,380
 Biomet                                               3,950                111,509
 Boston Scientific /1/                                3,400                 84,728
 Guidant                                              3,990                150,024
 St. Jude Medical                                     1,800                149,778
                                                                           663,979
MEDICAL PRODUCTS (1.24%)
 Varian Medical Systems                               3,700                160,395
MEDICAL-BIOMEDICAL/GENE (2.52%)
 Biogen /1/                                           6,210                269,949
 Genzyme /1/                                          1,380                 56,497
                                                                           326,446
MEDICAL-DRUGS (0.63%)
 Medimmune /1/                                        2,430                 81,162
MEDICAL-HMO (0.36%)
 Anthem /1/                                             690                 47,058
MEDICAL-HOSPITALS (1.79%)
 Health Management Associates /1/                     6,200                132,308
 Universal Health Services                            2,140                 99,617
                                                                           231,925
MEDICAL-WHOLESALE DRUG DISTRIBUTION (1.98%)
 AmerisourceBergen                                    3,310                256,525
                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL-DIVERSIFIED (0.52%)
                                                                       $
 Freeport-McMoran Copper & Gold                       3,825                 67,932
MISCELLANEOUS INVESTING (6.94%)
 AMB Property                                         4,980                139,639
 Boston Properties                                    2,960                115,381
 Equity Office Properties Trust                       2,520                 72,148
 Equity Residential Properties Trust                  5,570                157,074
 Hospitality Properties Trust                         1,900                 64,600
 Kimco Realty                                         4,200                134,820
 Prologis Trust                                       5,000                111,000
 Public Storage                                       2,750                104,417
                                                                           899,079
MULTIMEDIA (0.25%)
 Gemstar-TV Guide International /1/                   3,654                 32,740
NON-HAZARDOUS WASTE DISPOSAL (0.60%)
 Republic Services /1/                                3,900                 77,220
OIL COMPANY-EXPLORATION & PRODUCTION (0.94%)
 Devon Energy                                         2,460                121,303
OIL COMPANY-INTEGRATED (0.64%)
 Marathon Oil                                         2,830                 82,240
OIL FIELD MACHINERY & EQUIPMENT (1.13%)
 National-Oilwell /1/                                 2,190                 58,188
 Weatherford International /1/                        1,760                 87,771
                                                                           145,959
OIL REFINING & MARKETING (0.75%)
 Valero Energy                                        2,240                 96,678
OIL-FIELD SERVICES (0.44%)
 BJ Services /1/                                      1,540                 56,580
PAPER & RELATED PRODUCTS (0.78%)
 Boise Cascade                                        3,000                101,610
PIPELINES (0.43%)
 Questar                                              2,000                 55,800
PRINTING-COMMERCIAL (1.14%)
 Valassis Communications                              3,940                147,317
PROPERTY & CASUALTY INSURANCE (0.20%)
 Leucadia National                                      700                 25,515
PUBLICLY TRADED INVESTMENT FUND (6.43%)
 iShares Russell 2000 Index Fund                      1,220                123,927
 iShares S&P MidCap 400 Fund                          1,240                133,511
 iShares S&P SmallCap 600 Index Fund                  1,040                131,040
 S&P MidCap 400 Depository Receipts                   4,500                444,510
                                                                           832,988
REINSURANCE (0.63%)
 Everest Re Group                                     1,200                 81,480
RETAIL-JEWELRY (0.51%)
 Tiffany                                              1,675                 66,581
RETAIL-TOY STORE (0.73%)
 Toys R Us /1/                                        5,440                 93,949
                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS/THRIFTS (1.88%)
                                                                       $
 Charter One Financial                                3,881                137,310
 Golden State Bancorp                                 3,210                105,898
                                                                           243,208
TELEPHONE-INTEGRATED (1.15%)
 CenturyTel                                           5,360                148,472
TOBACCO (4.48%)
 RJ Reynolds Tobacco Holdings                         4,190                289,948
 UST                                                  7,300                290,540
                                                                           580,488
TOYS (0.87%)
 Mattel                                               5,480                113,107
TRAVEL SERVICES (0.65%)
 Sabre Holdings /1/                                   1,810                 84,165
WATER (0.79%)
 American Water Works                                 2,340                102,258
                                       TOTAL COMMON STOCKS              12,139,811

                                                 Principal
                                                   Amount                 Value
-----------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.98%)
FINANCE-MORTGAGE LOAN/BANKER (4.98%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank System
                                                 $                     $
  1.79%; 05/01/02                                   644,799                644,799
                                    TOTAL COMMERCIAL PAPER                 644,799
                                                                       -----------

                      TOTAL PORTFOLIO INVESTMENTS (98.72%)              12,784,610
CASH AND RECEIVABLES, NET OF LIABILITIES (1.28%)                           165,405
                                TOTAL NET ASSETS (100.00%)             $12,950,015
                                                                       -------------



/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               MIDCAP GROWTH FUND

                           APRIL 30, 2002 (UNAUDITED)

                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (95.98%)
ADVERTISING SALES (0.84%)
                                                                         $
 Lamar Advertising /1/                                  1,370                58,814
AIRLINES (1.09%)
 Skywest                                                3,330                76,424
APPAREL MANUFACTURERS (1.03%)
 Jones Apparel Group /1/                                1,855                72,252
APPLIANCES (0.34%)
 Maytag                                                   515                23,767
APPLICATIONS SOFTWARE (0.96%)
 Mercury Interactive /1/                                  900                33,543
 Siebel Systems /1/                                     1,400                33,866
                                                                             67,409
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.64%)
 Dana                                                   2,200                44,572
CABLE TV (2.82%)
 Adelphia Communications /1/                            3,130                18,843
 Charter Communications /1/                            13,616               111,515
 USA Networks /1/                                       2,255                67,447
                                                                            197,805
CELLULAR TELECOMMUNICATIONS (1.19%)
 Crown Castle International /1/                         5,615                40,989
 Nextel Communications /1/                              7,700                42,427
                                                                             83,416
CHEMICALS-DIVERSIFIED (0.93%)
 Solutia                                                7,830                65,459
CIRCUIT BOARDS (0.71%)
 Jabil Circuit /1/                                      2,435                49,698
COMMERCIAL BANKS (2.39%)
 Greater Bay Bancorp                                    1,140                38,179
 North Fork Bancorp.                                    1,070                41,323
 Synovus Financial                                        840                22,714
 TCF Financial                                            690                35,914
 Zions Bancorp                                            540                29,203
                                                                            167,333
COMMERCIAL SERVICES (0.40%)
 Convergys /1/                                          1,020                28,223
COMPUTERS (1.05%)
 Compaq Computer                                        7,260                73,689
COMPUTERS-INTEGRATED SYSTEMS (1.57%)
 Brocade Communications System /1/                      2,240                57,322
 Diebold                                                1,400                52,948
                                                                            110,270
CONSULTING SERVICES (1.17%)
 Accenture /1/                                          1,250                26,800
 KPMG Consulting /1/                                    3,170                55,475
                                                                             82,275
CONTAINERS-METAL & GLASS (0.67%)
 Owens-Illinois /1/                                     2,925                46,859
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONTAINERS-PAPER & PLASTIC (1.56%)
                                                                         $
 Smurfit-Stone Container /1/                            3,340                54,242
 Sonoco Products                                        1,900                54,910
                                                                            109,152
DATA PROCESSING & MANAGEMENT (0.62%)
 SEI Investments                                        1,290                43,460
DECISION SUPPORT SOFTWARE (1.38%)
 NetIQ /1/                                              4,300                96,449
DIAGNOSTIC EQUIPMENT (0.67%)
 Cytyc /1/                                              2,970                46,659
DISTRIBUTION-WHOLESALE (0.66%)
 Ingram Micro /1/                                       3,110                46,215
E-COMMERCE/SERVICES (0.61%)
 TMP Worldwide /1/                                      1,410                42,540
ELECTRONIC COMPONENTS-MISCELLANEOUS (2.46%)
 Celestica /1/                                          2,235                61,909
 Flextronics International /1/                          4,000                55,400
 Solectron /1/                                          7,510                54,823
                                                                            172,132
ELECTRONIC COMPONENTS-SEMICONDUCTOR (5.95%)
 Advanced Micro Devices /1/                             3,540                39,577
 Agere Systems /1/                                     23,120                98,029
 Altera /1/                                             1,990                40,914
 ATI Technologies /1/                                   6,640                67,728
 Broadcom /1/                                           1,270                43,815
 Intersil Holding /1/                                   1,200                32,220
 Lattice Semiconductor /1/                              3,330                39,461
 LSI Logic /1/                                          4,290                55,126
                                                                            416,870
ELECTRONIC MEASUREMENT INSTRUMENTS (0.97%)
 Agilent Technologies /1/                               2,260                67,913
ELECTRONIC PARTS DISTRIBUTION (0.63%)
 Avnet                                                  1,710                43,810
FINANCE-CREDIT CARD (0.85%)
 Capital One Financial                                  1,000                59,890
FINANCE-INVESTMENT BANKER & BROKER (0.95%)
 Lehman Brothers Holdings                               1,125                66,375
FINANCIAL GUARANTEE INSURANCE (1.01%)
 MGIC Investment                                          990                70,646
FOOD (0.38%)
 Archer-Daniels-Midland                                 2,000                26,540
FOOD-MEAT PRODUCTS (0.51%)
 Smithfield Foods /1/                                   1,700                35,870
FORESTRY (0.79%)
 Plum Creek Timber                                      1,810                55,115
GOLD MINING (1.26%)
 Newmont Mining                                         1,410                40,199
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GOLD MINING (CONTINUED)
                                                                         $
 Placer Dome                                            4,110                48,293
                                                                             88,492
HEALTH CARE COST CONTAINMENT (0.52%)
 Caremark Rx /1/                                        1,695                36,443
INSTRUMENTS-CONTROLS (1.71%)
 Mettler Toledo International /1/                       1,670                64,211
 Thermo Electron /1/                                    2,940                55,566
                                                                            119,777
INTERNET APPLICATION SOFTWARE (0.75%)
 Vignette /1/                                          20,450                52,557
INTERNET FINANCIAL SERVICES (0.95%)
 IndyMac Bancorp                                        2,650                66,913
INTERNET SECURITY (2.40%)
 Check Point Software Technologies /1/                  4,500                81,675
 VeriSign /1/                                           9,320                86,210
                                                                            167,885
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.57%)
 Franklin Resources                                     1,685                70,602
 Stilwell Financial                                     1,840                39,302
                                                                            109,904
MEDICAL-BIOMEDICAL/GENE (6.09%)
 Biogen /1/                                             1,700                73,899
 Genzyme /1/                                            1,970                80,652
 Human Genome Sciences /1/                              4,830                76,024
 Icos /1/                                               1,930                49,717
 Inhale Therapeutic Systems /1/                         9,500                75,050
 InterMune /1/                                          2,680                71,690
                                                                            427,032
MEDICAL-DRUGS (5.23%)
 Cephalon /1/                                           1,240                72,714
 IVAX                                                   4,460                52,628
 King Pharmaceuticals /1/                               2,200                68,948
 Medimmune /1/                                          2,220                74,148
 OSI Pharmaceuticals /1/                                1,690                54,029
 Sepracor /1/                                           3,490                44,183
                                                                            366,650
MEDICAL-GENERIC DRUGS (0.77%)
 Barr Laboratories /1/                                    810                53,987
MEDICAL-HOSPITALS (1.23%)
 Community Health Systems /1/                           1,920                55,718
 Universal Health Services                                650                30,258
                                                                             85,976
METAL-ALUMINUM (0.68%)
 Alcan                                                  1,310                47,985
METAL-COPPER (0.61%)
 Phelps Dodge                                           1,200                42,960
METAL-DIVERSIFIED (2.09%)
 Freeport-McMoran Copper & Gold                         4,370                77,611
 Inco                                                   3,440                68,903
                                                                            146,514
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (0.72%)
                                                                         $
 Annaly Mortgage Management                             2,770                50,414
MULTIMEDIA (1.25%)
 Gemstar-TV Guide International /1/                     9,800                87,808
NETWORKING PRODUCTS (0.86%)
 Extreme Networks /1/                                   6,690                60,143
NON-HAZARDOUS WASTE DISPOSAL (0.53%)
 Republic Services /1/                                  1,870                37,026
OIL & GAS DRILLING (0.77%)
 Helmerich & Payne                                        580                23,902
 Nabors Industries /1/                                    655                29,835
                                                                             53,737
OIL COMPANY-EXPLORATION & PRODUCTION (0.72%)
 EOG Resources                                            650                27,658
 Kerr-McGee                                               380                22,724
                                                                             50,382
OIL FIELD MACHINERY & EQUIPMENT (0.37%)
 National-Oilwell /1/                                     985                26,171
PAPER & RELATED PRODUCTS (2.06%)
 Bowater                                                  950                45,296
 Temple-Inland                                          1,020                53,999
 Weyerhaeuser                                             750                44,707
                                                                            144,002
PHARMACY SERVICES (0.81%)
 AdvancePCS /1/                                         1,680                56,801
PIPELINES (0.82%)
 Dynegy                                                 3,195                57,510
RENTAL-AUTO & EQUIPMENT (0.55%)
 United Rentals /1/                                     1,500                38,250
RESORTS & THEME PARKS (0.80%)
 Six Flags                                              3,070                56,181
RETAIL-APPAREL & SHOE (3.82%)
 Abercrombie & Fitch /1/                                1,725                51,750
 American Eagle Outfitters /1/                          2,130                54,166
 Foot Locker                                            3,840                60,480
 Gap                                                    2,650                37,391
 Talbots                                                1,850                63,640
                                                                            267,427
RETAIL-COMPUTER EQUIPMENT (0.31%)
 CDW Computer Centers /1/                                 400                21,920
RETAIL-DISCOUNT (1.21%)
 BJ's Wholesale Club /1/                                1,020                45,523
 Costco Wholesale                                         970                38,994
                                                                             84,517
RETAIL-RESTAURANTS (0.74%)
 Jack in the Box /1/                                    1,620                51,727
RETAIL-TOY STORE (0.68%)
 Toys R Us /1/                                          2,770                47,838
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-VIDEO RENTAL (0.41%)
                                                                         $
 Blockbuster                                            1,000                28,600
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (3.64%)
 Cirrus Logic /1/                                       4,550                55,282
 Cypress Semiconductor /1/                              2,700                60,129
 Globespan Virata /1/                                   5,440                32,096
 United Microelectronics /1/                            6,130                61,913
 Vitesse Semiconductor /1/                              7,660                45,807
                                                                            255,227
SEMICONDUCTOR EQUIPMENT (3.27%)
 ASM Lithography Holding /1/                            2,570                57,388
 Kla-Tencor /1/                                           520                30,664
 Lam Research /1/                                       2,920                74,927
 Novellus Systems /1/                                     590                27,966
 Teradyne /1/                                           1,165                38,387
                                                                            229,332
STEEL-PRODUCERS (0.78%)
 AK Steel Holding                                       4,450                54,557
TELECOMMUNICATION EQUIPMENT (1.03%)
 ADC Telecommunications /1/                            11,645                45,299
 UTStarcom /1/                                          1,100                26,950
                                                                             72,249
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (1.51%)
 Finisar /1/                                           11,350                72,526
 JDS Uniphase /1/                                       7,650                33,201
                                                                            105,727
TELECOMMUNICATION SERVICES (0.88%)
 Time Warner Telecom /1/                               16,295                61,432
TELEPHONE-INTEGRATED (1.31%)
 Level 3 Communications /1/                             8,705                35,516
 McLeodUSA /1/                                        109,825                19,769
 Sprint PCS /1/                                         3,250                36,432
                                                                             91,717
THERAPEUTICS (0.56%)
 Tularik /1/                                            3,440                39,560
TRAVEL SERVICES (0.97%)
 Hotels.com /1/                                         1,075                67,639
WIRELESS EQUIPMENT (0.94%)
 RF Micro Devices /1/                                   3,800                66,120
                                         TOTAL COMMON STOCKS              6,724,990

                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.29%)
FINANCE-MORTGAGE LOAN/BANKER (4.29%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank System
                                                   $                     $
  1.79%; 05/01/02                                     300,880               300,880
                                      TOTAL COMMERCIAL PAPER                300,880
                                                                         ----------

                       TOTAL PORTFOLIO INVESTMENTS (100.27%)              7,025,870
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.27%)                           (19,134)
                                  TOTAL NET ASSETS (100.00%)             $7,006,736
                                                                         -------------


1    Non-income producing security.


See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           MIDCAP S&P 400 INDEX FUND

                           APRIL 30, 2002 (UNAUDITED)

                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (94.99%)
AEROSPACE & DEFENSE (0.18%)
                                                                         $
 Titan /1/                                              1,339                 30,610
AEROSPACE & DEFENSE EQUIPMENT (0.06%)
 Sequa                                                    183                 10,843
AGRICULTURAL CHEMICALS (0.15%)
 IMC Global                                             2,028                 25,553
AIRLINES (0.08%)
 Alaska Air Group                                         467                 14,304
APPAREL MANUFACTURERS (0.26%)
 Coach /1/                                                778                 43,568
APPLICATIONS SOFTWARE (0.33%)
 Keane                                                  1,332                 20,833
 National Instruments /1/                                 903                 34,702
                                                                              55,535
AUCTION HOUSE & ART DEALER (0.09%)
 Sotheby's Holdings                                     1,082                 15,949
AUDIO & VIDEO PRODUCTS (0.22%)
 Polycom /1/                                            1,762                 36,332
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.98%)
 ArvinMeritor                                           1,177                 37,311
 Borg Warner                                              465                 29,053
 Lear /1/                                               1,133                 58,248
 Modine Manufacturing                                     588                 17,299
 Superior Industries International                        457                 23,567
                                                                             165,478
BATTERIES & BATTERY SYSTEMS (0.23%)
 Energizer Holdings /1/                                 1,613                 38,551
BEVERAGES-NON-ALCOHOLIC (0.25%)
 PepsiAmericas                                          2,752                 41,968
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.08%)
 Dycom Industries /1/                                     843                 12,755
BUILDING PRODUCTS-AIR & HEATING (0.71%)
 American Standard /1/                                  1,267                 94,645
 York International                                       686                 24,977
                                                                             119,622
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.20%)
 Martin Marietta Materials                                857                 33,389
BUILDING PRODUCTS-WOOD (0.17%)
 Rayonier                                                 481                 28,220
BUILDING-HEAVY CONSTRUCTION (0.10%)
 Granite Construction                                     726                 16,778
BUILDING-MAINTENANCE & SERVICE (0.06%)
 Rollins                                                  530                 10,706
BUILDING-MOBIL HOME & MANUFACTURE HOUSING (0.25%)
 Clayton Homes                                          2,430                 41,553
BUILDING-RESIDENTIAL & COMMERCIAL (0.77%)
 DR Horton                                              2,566                 66,203
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (CONTINUED)
                                                                         $
 Lennar                                                 1,134                 62,982
                                                                             129,185
CAPACITORS (0.17%)
 Kemet /1/                                              1,515                 29,346
CASINO HOTELS (0.65%)
 Mandalay Resort Group /1/                              1,250                 44,825
 Park Place Entertainment /1/                           5,319                 65,424
                                                                             110,249
CELLULAR TELECOMMUNICATIONS (0.10%)
 Price Communications /1/                                 968                 16,272
CHEMICALS-DIVERSIFIED (0.36%)
 Lyondell Chemical                                      2,075                 30,668
 Olin                                                     766                 13,949
 Solutia                                                1,847                 15,441
                                                                              60,058
CHEMICALS-PLASTICS (0.06%)
 A. Schulman                                              515                 10,454
CHEMICALS-SPECIALTY (1.22%)
 Albemarle                                                803                 23,809
 Cabot                                                  1,099                 32,750
 Cabot Microelectronics /1/                               426                 20,831
 Crompton                                               1,995                 24,040
 Cytec Industries /1/                                     700                 23,093
 Ferro                                                    605                 17,134
 H.B. Fuller                                              499                 15,524
 Lubrizol                                                 902                 31,101
 Minerals Technologies                                    346                 17,300
                                                                             205,582
COAL (0.12%)
 Arch Coal                                                924                 20,513
COATINGS & PAINT (0.44%)
 RPM                                                    1,987                 33,679
 Valspar                                                  875                 40,294
                                                                              73,973
COMMERCIAL BANKS (7.06%)
 Associated Banc                                        1,276                 47,799
 Bank of Hawaii                                         1,356                 38,619
 Banknorth Group                                        2,681                 70,752
 City National                                            850                 46,962
 Colonial Bancgroup                                     2,034                 32,544
 Commerce Bancorp.                                      1,168                 57,688
 Compass Bancshares                                     2,251                 80,518
 First Tennessee National                               2,236                 86,444
 First Virginia Banks                                     843                 48,245
 FirstMerit                                             1,498                 42,543
 Greater Bay Bancorp                                      883                 29,572
 Hibernia                                               2,808                 56,020
 M&T Bank                                               1,640                140,023
 Mercantile Bankshares                                  1,233                 50,750
 National Commerce Financial                            3,593                100,568
 North Fork Bancorp.                                    2,866                110,685
 Provident Financial Group                                868                 26,274
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                         $
 Silicon Valley Bancshares                                815                 26,039
 TCF Financial                                          1,353                 70,424
 Westamerica Bancorp.                                     610                 26,992
                                                                           1,189,461
COMMERCIAL SERVICE-FINANCE (0.37%)
 Dun & Bradstreet /1/                                   1,309                 50,410
 NCO Group /1/                                            455                 12,667
                                                                              63,077
COMMERCIAL SERVICES (0.22%)
 Plexus /1/                                               739                 18,467
 Quanta Services /1/                                    1,072                 17,967
                                                                              36,434
COMPUTER AIDED DESIGN (0.52%)
 Cadence Design Systems /1/                             4,317                 88,412
COMPUTER SERVICES (3.05%)
 Affiliated Computer Services /1/                       2,317                125,280
 Bisys Group /1/                                        2,099                 71,786
 Ceridian /1/                                           2,583                 57,549
 DST Systems /1/                                        2,125                105,017
 Sungard Data Systems /1/                               4,934                146,836
 SYKES Enterprises /1/                                    709                  7,289
                                                                             513,757
COMPUTERS-INTEGRATED SYSTEMS (1.00%)
 Diebold                                                1,260                 47,653
 Jack Henry & Associates                                1,577                 36,713
 McData /1/                                             1,985                 13,478
 Mentor Graphics                                        1,138                 21,963
 Synopsys /1/                                           1,069                 48,223
                                                                             168,030
COMPUTERS-MEMORY DEVICES (0.46%)
 Quantum /1/                                            2,749                 20,205
 Sandisk /1/                                            1,205                 19,714
 Storage Technology /1/                                 1,857                 38,217
                                                                              78,136
COMPUTERS-PERIPHERAL EQUIPMENT (0.05%)
 InFocus /1/                                              688                  8,903
CONSULTING SERVICES (0.10%)
 Gartner /1/                                            1,494                 17,480
CONSUMER PRODUCTS-MISCELLANEOUS (0.54%)
 Blyth                                                    831                 24,722
 Dial                                                   1,675                 35,142
 Pennzoil-Quaker State                                  1,403                 30,319
                                                                              90,183
CONTAINERS-PAPER & PLASTIC (0.56%)
 Longview Fibre                                           901                  9,055
 Packaging Corp. of America /1/                         1,864                 36,814
 Sonoco Products                                        1,687                 48,754
                                                                              94,623
DATA PROCESSING & MANAGEMENT (1.63%)
 Acxiom /1/                                             1,539                 25,594
 Ascential Software                                     4,580                 15,755
 Certegy                                                1,213                 47,064
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DATA PROCESSING & MANAGEMENT (CONTINUED)
                                                                         $
 Choicepoint /1/                                        1,110                 61,538
 CSG Systems International /1/                            936                 24,542
 Reynolds & Reynolds                                    1,237                 35,824
 SEI Investments                                        1,908                 64,280
                                                                             274,597
DECISION SUPPORT SOFTWARE (0.09%)
 Wind River Systems /1/                                 1,377                 14,996
DENTAL SUPPLIES & EQUIPMENT (0.65%)
 Dentsply International                                 1,374                 54,507
 Patterson Dental /1/                                   1,194                 55,043
                                                                             109,550
DIAGNOSTIC EQUIPMENT (0.20%)
 Cytyc /1/                                              2,148                 33,745
DIRECT MARKETING (0.41%)
 Catalina Marketing /1/                                   973                 34,143
 Harte-Hanks Communications                             1,113                 35,749
                                                                              69,892
DISTRIBUTION-WHOLESALE (0.61%)
 Fastenal                                                 670                 56,039
 Tech Data /1/                                            973                 46,062
                                                                             102,101
DIVERSIFIED MANUFACTURING OPERATIONS (2.00%)
 Carlisle                                                 534                 21,622
 Federal Signal                                           795                 18,285
 FMC                                                      551                 21,324
 Harsco                                                   705                 29,962
 Lancaster Colony                                         649                 24,986
 Pentair                                                  866                 42,053
 Pittston Brink's Group                                   958                 26,364
 SPX                                                      711                 95,736
 Teleflex                                                 686                 38,766
 Trinity Industries                                       776                 18,236
                                                                             337,334
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.28%)
 Viad                                                   1,570                 47,854
ELECTRIC PRODUCTS-MISCELLANEOUS (0.21%)
 Ametek                                                   578                 22,386
 Ucar International /1/                                   985                 12,805
                                                                              35,191
ELECTRIC-INTEGRATED (4.71%)
 ALLETE                                                 1,484                 45,321
 Alliant Energy                                         1,546                 43,674
 Black Hills                                              467                 16,280
 Cleco                                                    794                 19,675
 Conectiv                                               1,566                 39,056
 DPL                                                    2,234                 58,129
 DQE                                                      987                 19,266
 Energy East                                            2,063                 45,365
 Great Plains Energy                                    1,092                 25,651
 Hawaiian Electric Industries                             636                 30,045
 Idacorp                                                  662                 25,050
 MDU Resources Group                                    1,234                 35,946
 Northeast Utilities                                    2,475                 49,500
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                         $
 NSTAR                                                    936                 42,869
 OGE Energy                                             1,376                 32,542
 PNM Resources                                            690                 20,010
 Potomac Electric Power                                 1,896                 43,343
 Puget Energy                                           1,530                 31,717
 Scana                                                  1,849                 59,076
 Sierra Pacific Resources                               1,803                 12,783
 Western Resources                                      1,238                 21,529
 Wisconsin Energy                                       2,057                 53,482
 WPS Resources                                            544                 22,658
                                                                             792,967
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.68%)
 DSP Group /1/                                            473                 10,037
 Gentex /1/                                             1,325                 41,949
 Vishay Intertechnology /1/                             2,812                 61,836
                                                                             113,822
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.69%)
 Cree /1/                                               1,281                 15,103
 Fairchild Semiconductor International /1/              1,761                 47,441
 International Rectifier /1/                            1,119                 51,608
 Lattice Semiconductor /1/                              1,931                 22,882
 Microchip Technology /1/                               2,349                104,531
 MIPS Technologies /1/                                    689                  3,907
 Semtech /1/                                            1,244                 39,783
                                                                             285,255
ELECTRONIC PARTS DISTRIBUTION (0.59%)
 Arrow Electronics                                      1,760                 46,464
 Avnet                                                  2,094                 53,648
                                                                             100,112
ELECTRONICS-MILITARY (0.52%)
 L-3 Communications Holdings /1/                          692                 88,424
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.22%)
 Jacobs Engineering Group                                 950                 37,487
ENTERPRISE SOFTWARE & SERVICE (0.39%)
 Advent Software /1/                                      597                 29,480
 Legato Systems /1/                                     1,579                 10,895
 Sybase /1/                                             1,744                 24,521
                                                                              64,896
ENTERTAINMENT SOFTWARE (1.03%)
 Activision /1/                                           958                 30,158
 Electronic Arts /1/                                    2,436                143,846
                                                                             174,004
FIDUCIARY BANKS (0.46%)
 Investors Financial Services                             566                 41,680
 Wilmington Trust                                         576                 36,369
                                                                              78,049
FILTRATION & SEPARATION PRODUCTS (0.20%)
 Donaldson                                                778                 33,571
FINANCE-AUTO LOANS (0.35%)
 AmeriCredit /1/                                        1,498                 58,152
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-CREDIT CARD (0.09%)
                                                                         $
 Metris                                                 1,126                 14,683
FINANCE-INVESTMENT BANKER & BROKER (1.10%)
 AG Edwards                                             1,409                 57,656
 Investment Technology Group                              858                 39,468
 LaBranche /1/                                          1,037                 28,414
 Legg Mason                                             1,179                 59,233
                                                                             184,771
FINANCIAL GUARANTEE INSURANCE (0.89%)
 PMI Group                                                786                 63,760
 Radian Group                                           1,655                 85,895
                                                                             149,655
FOOD-BAKING (0.11%)
 Interstate Bakeries                                      762                 18,821
FOOD-CONFECTIONERY (0.34%)
 J.M. Smucker                                             432                 14,990
 Tootsie Roll Industries                                  919                 43,074
                                                                              58,064
FOOD-DAIRY PRODUCTS (0.51%)
 Dean Foods /1/                                         1,532                 56,715
 Dreyer's Grand Ice Cream                                 608                 28,369
                                                                              85,084
FOOD-MEAT PRODUCTS (0.61%)
 Hormel Foods                                           2,449                 60,490
 Smithfield Foods /1/                                   1,969                 41,546
                                                                             102,036
FOOD-MISCELLANEOUS/DIVERSIFIED (0.69%)
 Dole Food                                                986                 32,804
 McCormick                                              2,448                 62,767
 Sensient Technologies                                    835                 20,867
                                                                             116,438
FOOD-RETAIL (0.08%)
 Ruddick                                                  819                 13,988
FOOTWEAR & RELATED APPAREL (0.17%)
 Timberland                                               685                 27,948
GAS-DISTRIBUTION (0.59%)
 AGL Resources                                            981                 23,485
 Oneok                                                  1,054                 23,041
 Vectren                                                1,195                 29,803
 WGL Holdings                                             857                 23,225
                                                                              99,554
GOLF (0.14%)
 Callaway Golf                                          1,375                 24,200
HEALTH CARE COST CONTAINMENT (0.30%)
 First Health Group /1/                                 1,758                 50,982
HOME FURNISHINGS (0.23%)
 Furniture Brands International /1/                       963                 39,319
HOSPITAL BEDS & EQUIPMENT (0.42%)
 Hillenbrand Industries                                 1,107                 71,512
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HUMAN RESOURCES (0.56%)
                                                                         $
 Kelly Services                                           633                 18,344
 Korn/Ferry International /1/                             667                  7,004
 Manpower                                               1,342                 54,015
 MPS Group                                              1,734                 15,606
                                                                              94,969
INDUSTRIAL GASES (0.12%)
 Airgas /1/                                             1,232                 20,316
INSTRUMENTS-SCIENTIFIC (0.09%)
 FEI /1/                                                  564                 14,906
INSURANCE (0.17%)
 HCC Insurance Holdings                                 1,071                 27,846
INSURANCE BROKERS (0.32%)
 Arthur J. Gallagher                                    1,495                 53,969
INTERNET BROKERS (0.29%)
 E*trade Group /1/                                      6,579                 49,606
INTERNET FINANCIAL SERVICES (0.16%)
 IndyMac Bancorp                                        1,062                 26,815
INTERNET INFRASTRUCTURE EQUIPMENT (0.12%)
 Avocent /1/                                              788                 19,700
INTERNET INFRASTRUCTURE SOFTWARE (0.13%)
 Retek /1/                                                899                 21,215
INTERNET SECURITY (1.09%)
 Checkfree /1/                                          1,366                 27,812
 Internet Security Systems /1/                            843                 16,523
 Network Associates /1/                                 2,484                 44,091
 RSA Security /1/                                         992                  6,051
 Symantec /1/                                           2,511                 88,914
                                                                             183,391
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.80%)
 Eaton Vance                                            1,223                 44,676
 Neuberger Berman                                       1,242                 53,965
 Waddell & Reed Financial                               1,413                 36,385
                                                                             135,026
LIFE & HEALTH INSURANCE (0.61%)
 Mony Group                                               840                 32,760
 Protective Life                                        1,210                 38,551
 Stancorp Financial Group                                 527                 30,829
                                                                             102,140
LOTTERY SERVICES (0.18%)
 Gtech Holdings /1/                                       505                 30,255
MACHINERY TOOLS & RELATED PRODUCTS (0.13%)
 Kennametal                                               548                 21,734
MACHINERY-FARM (0.17%)
 Agco                                                   1,271                 28,877
MACHINERY-GENERAL INDUSTRY (0.35%)
 Albany International                                     551                 13,874
 Nordson                                                  585                 18,123
 Stewart & Stevenson Services                             502                  9,483
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-GENERAL INDUSTRY (CONTINUED)
                                                                         $
 Tecumseh Products                                        326                 16,939
                                                                              58,419
MACHINERY-PRINT TRADE (0.11%)
 Imation /1/                                              617                 18,566
MACHINERY-PUMPS (0.19%)
 Flowserve                                                923                 31,843
MEDICAL INSTRUMENTS (0.57%)
 Apogent Technologies /1/                               1,879                 43,593
 Beckman Coulter                                        1,082                 51,687
                                                                              95,280
MEDICAL LABORATORY & TESTING SERVICE (1.05%)
 Covance /1/                                            1,065                 21,375
 Quest Diagnostics /1/                                  1,700                156,281
                                                                             177,656
MEDICAL LASER SYSTEMS (0.09%)
 Visx /1/                                                 970                 15,879
MEDICAL PRODUCTS (0.21%)
 Henry Schein /1/                                         753                 35,835
MEDICAL STERILIZATION PRODUCT (0.16%)
 Steris /1/                                             1,226                 27,156
MEDICAL-BIOMEDICAL/GENE (1.69%)
 Idec Pharmaceuticals /1/                               2,693                147,981
 Incyte Genomics /1/                                    1,172                  9,622
 Millennium Pharmaceuticals /1/                         4,943                 98,662
 Protein Design Labs /1/                                1,553                 27,892
                                                                             284,157
MEDICAL-DRUGS (0.85%)
 ICN Pharmaceuticals                                    1,440                 39,830
 IVAX                                                   3,485                 41,123
 Perrigo /1/                                            1,296                 16,174
 Sepracor /1/                                           1,375                 17,408
 Vertex Pharmaceuticals /1/                             1,323                 28,140
                                                                             142,675
MEDICAL-GENERIC DRUGS (0.65%)
 Barr Laboratories /1/                                    761                 50,721
 Mylan Laboratories                                     2,223                 58,865
                                                                             109,586
MEDICAL-HMO (1.29%)
 Health Net /1/                                         2,182                 64,696
 Oxford Health Plans /1/                                1,546                 71,363
 Pacificare Health Systems /1/                            610                 18,459
 Trigon Healthcare /1/                                    631                 63,517
                                                                             218,035
MEDICAL-HOSPITALS (0.78%)
 LifePoint Hospitals /1/                                  693                 29,106
 Triad Hospitals /1/                                    1,271                 53,382
 Universal Health Services                              1,057                 49,203
                                                                             131,691
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.50%)
 Apria Healthcare Group /1/                               962                 25,002
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (CONTINUED)
                                                                         $
 Lincare Holdings /1/                                   1,901                 59,844
                                                                              84,846
METAL PROCESSORS & FABRICATION (0.28%)
 Kaydon                                                   527                 15,014
 Precision Castparts                                      916                 32,399
                                                                              47,413
MISCELLANEOUS INVESTING (0.58%)
 Extended Stay America /1/                              1,651                 27,572
 Hospitality Properties Trust                           1,104                 37,536
 New Plan Excel Realty Trust                            1,648                 32,218
                                                                              97,326
MOTION PICTURES & SERVICES (0.12%)
 Macrovision /1/                                          894                 19,874
MULTI-LINE INSURANCE (1.30%)
 Allmerica Financial                                      934                 46,616
 American Financial Group                               1,205                 35,776
 Horace Mann Educators                                    718                 17,196
 Old Republic International                             2,100                 69,783
 Unitrin                                                1,192                 49,671
                                                                             219,042
MULTIMEDIA (0.43%)
 Belo                                                   1,943                 45,389
 Media General                                            405                 27,791
                                                                              73,180
NETWORKING PRODUCTS (0.21%)
 3Com /1/                                               6,218                 35,878
NON-HAZARDOUS WASTE DISPOSAL (0.35%)
 Republic Services /1/                                  2,986                 59,123
OFFICE FURNISHINGS-ORIGINAL (0.38%)
 Herman Miller                                          1,337                 32,663
 HON Industries                                         1,035                 30,967
                                                                              63,630
OFFICE SUPPLIES & FORMS (0.09%)
 Wallace Computer Services                                724                 15,747
OIL & GAS DRILLING (1.21%)
 Ensco International                                    2,377                 80,247
 Helmerich & Payne                                        880                 36,265
 Patterson-UTI Energy /1/                               1,348                 43,136
 Pride International /1/                                2,344                 43,575
                                                                             203,223
OIL COMPANY-EXPLORATION & PRODUCTION (1.51%)
 Forest Oil                                               825                 25,987
 Murphy Oil                                               800                 75,480
 Noble Affiliates                                         999                 39,011
 Ocean Energy                                           3,034                 64,928
 Pioneer Natural Resources                              2,012                 48,268
                                                                             253,674
OIL FIELD MACHINERY & EQUIPMENT (1.84%)
 Cooper Cameron /1/                                       952                 52,208
 FMC Technologies                                       1,147                 26,094
 Grant Prideco /1/                                      1,931                 30,896
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL FIELD MACHINERY & EQUIPMENT (CONTINUED)
                                                                         $
 National-Oilwell /1/                                   1,428                 37,942
 Smith International                                      872                 61,083
 Weatherford International /1/                          2,026                101,037
                                                                             309,260
OIL REFINING & MARKETING (0.48%)
 Valero Energy                                          1,876                 80,968
OIL-FIELD SERVICES (1.21%)
 BJ Services /1/                                        2,763                101,513
 Hanover Compressor /1/                                 1,115                 21,018
 Tidewater                                              1,069                 46,501
 Varco International /1/                                1,694                 34,710
                                                                             203,742
PAPER & RELATED PRODUCTS (0.52%)
 Bowater                                                  964                 45,964
 P.H. Glatfelter                                          754                 13,218
 Potlatch                                                 499                 17,225
 Wausau-Mosinee Paper                                     910                 11,839
                                                                              88,246
PHARMACY SERVICES (0.79%)
 Express Scripts /1/                                    1,397                 88,305
 Omnicare                                               1,649                 44,094
                                                                             132,399
PIPELINES (1.05%)
 Aquila                                                 2,481                 39,795
 Equitable Resources                                    1,129                 40,588
 National Fuel Gas                                      1,405                 33,467
 Questar                                                1,438                 40,120
 Western Gas Resources                                    576                 22,211
                                                                             176,181
POULTRY (0.52%)
 Tyson Foods                                            6,250                 87,625
POWER CONVERTER & SUPPLY EQUIPMENT (0.21%)
 Hubbell                                                1,035                 35,635
PRINTING-COMMERCIAL (0.31%)
 Banta                                                    435                 16,356
 Valassis Communications                                  945                 35,334
                                                                              51,690
PROPERTY & CASUALTY INSURANCE (0.61%)
 Fidelity National Financial                            1,512                 46,645
 Leucadia National                                        977                 35,612
 Ohio Casualty                                          1,062                 20,518
                                                                             102,775
PUBLICLY TRADED INVESTMENT FUND (0.67%)
 iShares S&P MidCap 400 Fund                            1,050                113,053
PUBLISHING-BOOKS (0.19%)
 Scholastic /1/                                           628                 31,858
PUBLISHING-NEWSPAPERS (0.81%)
 Lee Enterprises                                          778                 30,536
 Washington Post                                          167                105,511
                                                                             136,047
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-PERIODICALS (0.25%)
                                                                         $
 Readers Digest Association                             1,758                 41,840
RACETRACKS (0.24%)
 International Speedway                                   938                 40,334
RADIO (1.13%)
 Emmis Communications /1/                                 907                 26,367
 Entercom Communications /1/                              863                 45,092
 Hispanic Broadcasting /1/                              1,915                 51,360
 Westwood One                                           1,894                 68,184
                                                                             191,003
REINSURANCE (0.36%)
 Everest Re Group                                         904                 61,382
RENTAL-AUTO & EQUIPMENT (0.20%)
 United Rentals /1/                                     1,294                 32,997
RESORTS & THEME PARKS (0.18%)
 Six Flags                                              1,631                 29,847
RESPIRATORY PRODUCTS (0.16%)
 Edwards Lifesciences /1/                               1,045                 26,250
RETAIL-APPAREL & SHOE (1.09%)
 Abercrombie & Fitch /1/                                1,746                 52,380
 American Eagle Outfitters /1/                          1,269                 32,271
 Claire's Stores                                          861                 18,580
 Payless Shoesource /1/                                   392                 22,948
 Ross Stores                                            1,403                 56,976
                                                                             183,155
RETAIL-ARTS & CRAFTS (0.28%)
 Michaels Stores /1/                                    1,160                 46,922
RETAIL-AUTOMOBILE (0.15%)
 Copart /1/                                             1,600                 24,624
RETAIL-BOOKSTORE (0.41%)
 Barnes & Noble /1/                                     1,186                 35,841
 Borders Group /1/                                      1,439                 33,543
                                                                              69,384
RETAIL-COMPUTER EQUIPMENT (0.51%)
 CDW Computer Centers /1/                               1,558                 85,378
RETAIL-DISCOUNT (0.79%)
 BJ's Wholesale Club /1/                                1,275                 56,903
 Dollar Tree Stores /1/                                 1,982                 75,594
                                                                             132,497
RETAIL-DRUG STORE (0.12%)
 Longs Drug Stores                                        669                 20,231
RETAIL-MAIL ORDER (0.50%)
 Lands' End                                               525                 26,402
 Williams-Sonoma /1/                                    1,006                 57,956
                                                                              84,358
RETAIL-MAJOR DEPARTMENT STORE (0.22%)
 Saks /1/                                               2,506                 37,264
RETAIL-REGIONAL DEPARTMENT STORE (0.18%)
 Neiman-Marcus Group                                      841                 30,789
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (1.21%)
                                                                         $
 Bob Evans Farms                                          617                 18,757
 Brinker International /1/                              1,716                 59,099
 CBRL Group                                               983                 29,834
 Cheesecake Factory /1/                                   855                 35,594
 Outback Steakhouse /1/                                 1,351                 47,379
 Papa John's International /1/                            400                 12,440
                                                                             203,103
RETAIL-VARIETY STORE (0.23%)
 99 Cents Only Stores /1/                               1,220                 37,918
RUBBER-TIRES (0.08%)
 Bandag                                                   364                 14,043
SAVINGS & LOANS/THRIFTS (2.62%)
 Astoria Financial                                      1,629                 52,275
 Dime Bancorp                                             610                     91
 Golden State Bancorp                                   2,397                 79,077
 Greenpoint Financial                                   1,768                 87,428
 Independence Community Bank                            1,038                 33,828
 New York Community Bancorp                             1,806                 53,566
 Roslyn Bancorp                                         1,552                 35,727
 Sovereign Bancorp                                      4,526                 65,310
 Webster Financial                                        870                 34,478
                                                                             441,780
SCHOOLS (1.16%)
 Apollo Group /1/                                       3,050                116,918
 DeVry /1/                                              1,233                 32,662
 Education Management /1/                                 613                 26,432
 Sylvan Learning Systems /1/                              683                 18,851
                                                                             194,863
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.48%)
 Atmel /1/                                              8,220                 73,980
 Cirrus Logic /1/                                       1,454                 17,666
 Cypress Semiconductor /1/                              2,124                 47,301
 Integrated Device Technology /1/                       1,842                 51,650
 Micrel /1/                                             1,639                 35,976
 Triquint Semiconductor /1/                             2,300                 23,322
                                                                             249,895
SEMICONDUCTOR EQUIPMENT (0.57%)
 Credence Systems /1/                                   1,065                 21,556
 Lam Research /1/                                       2,223                 57,042
 LTX /1/                                                  857                 18,177
                                                                              96,775
SOAP & CLEANING PRODUCTS (0.12%)
 Church & Dwight                                          690                 19,734
STEEL-PRODUCERS (0.20%)
 AK Steel Holding                                       1,901                 23,306
 Carpenter Technology                                     391                 10,362
                                                                              33,668
TELECOMMUNICATION EQUIPMENT (0.71%)
 Adtran /1/                                               696                 17,303
 Advanced Fibre Communication /1/                       1,446                 25,652
 Commscope /1/                                          1,084                 17,214
 Harris                                                 1,168                 42,293
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
                                                                         $
 Plantronics /1/                                          818                 17,227
                                                                             119,689
TELECOMMUNICATIONS (0.08%)
 Newport                                                  646                 13,249
TELEPHONE-INTEGRATED (0.68%)
 Broadwing                                              3,862                 25,489
 Telephone & Data Systems                               1,034                 88,924
                                                                             114,413
TEXTILE-APPAREL (0.06%)
 Unifi                                                    950                 10,649
TEXTILE-HOME FURNISHINGS (0.44%)
 Mohawk Industries /1/                                  1,157                 74,430
THERAPEUTICS (0.63%)
 Gilead Sciences /1/                                    3,415                106,275
TOBACCO (0.79%)
 RJ Reynolds Tobacco Holdings                           1,646                113,903
 Universal                                                465                 19,767
                                                                             133,670
TRANSACTIONAL SOFTWARE (0.04%)
 Transaction Systems Architects /1/                       623                  7,227
TRANSPORT-AIR FREIGHT (0.40%)
 Airborne                                                 849                 17,608
 Atlas Air Worldwide Holdings /1/                         675                  8,417
 CNF                                                      862                 27,248
 EGL /1/                                                  843                 14,458
                                                                              67,731
TRANSPORT-EQUIPMENT & LEASING (0.16%)
 Gatx                                                     859                 27,505
TRANSPORT-MARINE (0.20%)
 Alexander & Baldwin                                      714                 19,400
 Overseas Shipholding Group                               605                 13,818
                                                                              33,218
TRANSPORT-SERVICES (0.59%)
 C.H. Robinson Worldwide                                1,492                 46,953
 Expeditors International Washington I                    911                 52,720
                                                                              99,673
TRANSPORT-TRUCK (0.27%)
 JB Hunt Transport Services                               635                 16,630
 Swift Transportation /1/                               1,504                 29,253
                                                                              45,883
WATER (0.46%)
 American Water Works                                   1,765                 77,130
WEB HOSTING & DESIGN (0.14%)
 Macromedia /1/                                         1,039                 23,263
WIRELESS EQUIPMENT (0.39%)
 Powerwave Technologies /1/                             1,150                 13,731
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (CONTINUED)
                                                                         $
 RF Micro Devices /1/                                   2,955                 51,417
                                                                              65,148
                                         TOTAL COMMON STOCKS              16,004,061

                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.49%)
FINANCE-MORTGAGE LOAN/BANKER (4.49%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank System
                                                   $                     $
  1.79%; 05/01/02                                     756,107                756,107
                                      TOTAL COMMERCIAL PAPER                 756,107
                                                                         -----------

                        TOTAL PORTFOLIO INVESTMENTS (99.48%)              16,760,168
CASH AND RECEIVABLES, NET OF LIABILITIES (0.52%)                              88,122
                                  TOTAL NET ASSETS (100.00%)             $16,848,290
                                                                         -------------




                                                            Unrealized
    Contract                     Opening       Current     Gain (Loss)
      Type         Commitment  Market Value  Market Value
-----------------------------------------------------------------------
FUTURES CONTRACTS
2 S&P 400          Buy         $529,500      $538,850      $9,350
June, 2002
Futures

/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               MIDCAP VALUE FUND

                           APRIL 30, 2002 (UNAUDITED)

                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (90.17%)
AEROSPACE & DEFENSE (0.79%)
                                                                       $
 Raytheon                                             3,600                152,280
AGRICULTURAL OPERATIONS (0.72%)
 Monsanto                                             4,500                138,600
AIRLINES (0.40%)
 Delta Air Lines                                      2,800                 77,588
APPLIANCES (0.70%)
 Whirlpool                                            1,800                134,910
APPLICATIONS SOFTWARE (0.69%)
 Intuit /1/                                           3,400                133,212
ATHLETIC FOOTWEAR (0.75%)
 Reebok International                                 5,200                143,780
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.49%)
 Autoliv                                              5,800                128,180
 Lear /1/                                             3,100                159,371
                                                                           287,551
BATTERIES & BATTERY SYSTEMS (1.04%)
 Energizer Holdings /1/                               8,400                200,760
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.02%)
 Lafarge                                              4,500                197,010
BUILDING-RESIDENTIAL & COMMERCIAL (0.66%)
 Lennar                                               2,300                127,742
CABLE TV (0.67%)
 USA Networks /1/                                     4,300                128,613
CASINO HOTELS (0.84%)
 Harrah's Entertainment /1/                           3,300                162,228
CASINO SERVICES (0.75%)
 International Game Technology                        2,300                144,785
CHEMICALS-SPECIALTY (2.07%)
 Cabot                                                4,100                122,180
 Engelhard                                            4,700                142,974
 Lubrizol                                             3,900                134,472
                                                                           399,626
COAL (0.70%)
 Peabody Energy /1/                                   5,000                135,150
COATINGS & PAINT (0.53%)
 Valspar                                              2,200                101,310
COMMERCIAL BANKS (7.58%)
 Banknorth Group                                      7,900                208,481
 City National                                        3,700                204,425
 Commerce Bancshares                                  3,400                150,858
 First Tennessee National                             9,300                359,538
 Hibernia                                            12,700                253,365
 M&T Bank                                             1,200                102,456
 Marshall & Ilsley                                    2,850                181,402
                                                                         1,460,525
COMMERCIAL SERVICE-FINANCE (2.64%)
 Deluxe                                               7,400                324,712
                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICE-FINANCE (CONTINUED)
                                                                       $
 H&R Block                                            4,600                184,552
                                                                           509,264
COMPUTER SERVICES (0.94%)
 Sungard Data Systems /1/                             6,100                181,536
COMPUTERS-INTEGRATED SYSTEMS (0.98%)
 Diebold                                              5,000                189,100
COMPUTERS-MEMORY DEVICES (1.38%)
 Storage Technology /1/                              12,900                265,482
CONSUMER PRODUCTS-MISCELLANEOUS (2.22%)
 Clorox                                               7,200                318,600
 Fortune Brands                                       2,100                109,746
                                                                           428,346
CONTAINERS-PAPER & PLASTIC (0.49%)
 Sonoco Products                                      3,300                 95,370
DATA PROCESSING & MANAGEMENT (0.75%)
 Reynolds & Reynolds                                  5,000                144,800
DIALYSIS CENTERS (0.81%)
 DaVita /1/                                           6,000                155,520
DIRECT MARKETING (0.53%)
 Harte-Hanks Communications                           3,200                102,784
DISPOSABLE MEDICAL PRODUCTS (1.14%)
 C.R. Bard                                            4,000                219,760
DISTRIBUTION-WHOLESALE (2.18%)
 Tech Data /1/                                        5,100                241,434
 W.W. Grainger                                        3,200                179,424
                                                                           420,858
DIVERSIFIED MANUFACTURING OPERATIONS (4.87%)
 Danaher                                              3,310                236,930
 Eaton                                                1,800                152,298
 ITT Industries                                       3,500                244,510
 Pentair                                              6,300                305,928
                                                                           939,666
ELECTRIC-INTEGRATED (5.86%)
 ALLETE                                               4,800                146,592
 Entergy                                              8,800                408,320
 FirstEnergy                                          5,000                166,500
 Idacorp                                              3,400                128,656
 Potomac Electric Power                              12,200                278,892
                                                                         1,128,960
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.50%)
 Agere Systems /1/                                   22,500                 95,400
ELECTRONIC PARTS DISTRIBUTION (0.47%)
 Avnet                                                3,500                 89,670
ENTERPRISE SOFTWARE & SERVICE (0.61%)
 Sybase /1/                                           8,300                116,698
FINANCIAL GUARANTEE INSURANCE (2.70%)
 AMBAC Financial Group                                4,200                264,012
                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCIAL GUARANTEE INSURANCE (CONTINUED)
                                                                       $
 MGIC Investment                                      3,600                256,896
                                                                           520,908
FOOD-MEAT PRODUCTS (0.45%)
 Smithfield Foods /1/                                 4,152                 87,607
FOOD-MISCELLANEOUS/DIVERSIFIED (1.34%)
 Kellogg                                              7,200                258,624
FOOD-RETAIL (0.52%)
 Albertson's                                          3,000                100,620
FORESTRY (0.93%)
 Plum Creek Timber                                    5,900                179,655
INDUSTRIAL AUTOMATION & ROBOTS (0.78%)
 Rockwell International                               7,000                150,290
INDUSTRIAL GASES (1.45%)
 Praxair                                              4,900                279,790
INSTRUMENTS-CONTROLS (0.89%)
 Johnson Controls                                     2,000                172,500
LIFE & HEALTH INSURANCE (4.29%)
 Jefferson-Pilot                                      7,500                375,600
 Lincoln National                                     5,400                258,660
 Torchmark                                            4,700                192,183
                                                                           826,443
MEDICAL INSTRUMENTS (1.04%)
 St. Jude Medical                                     2,400                199,704
MEDICAL-GENERIC DRUGS (1.15%)
 Mylan Laboratories                                   8,400                222,432
MEDICAL-HMO (0.91%)
 Wellpoint Health Networks /1/                        2,332                175,087
METAL PROCESSORS & FABRICATION (0.77%)
 Precision Castparts                                  4,200                148,554
MISCELLANEOUS INVESTING (2.34%)
 Annaly Mortgage Management                           8,100                147,420
 CarrAmerica Realty                                   4,400                141,328
 iStar Financial                                      5,200                161,720
                                                                           450,468
MULTI-LINE INSURANCE (0.74%)
 Old Republic International                           4,300                142,889
NETWORKING PRODUCTS (0.25%)
 Tellium /1/                                         21,600                 48,384
OFFICE AUTOMATION & EQUIPMENT (1.24%)
 Pitney Bowes                                         5,700                239,970
OIL & GAS DRILLING (0.70%)
 Noble Drilling /1/                                   3,100                134,385
OIL COMPANY-EXPLORATION & PRODUCTION (2.36%)
 Apache                                               6,100                355,813
 Newfield Exploration /1/                             2,600                 98,410
                                                                           454,223
                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (1.49%)
                                                                       $
 Marathon Oil                                         9,900                287,694
OIL REFINING & MARKETING (0.82%)
 Sunoco                                               4,600                158,148
OIL-FIELD SERVICES (0.63%)
 Tidewater                                            2,800                121,800
PAPER & RELATED PRODUCTS (0.50%)
 Georgia-Pacific                                      3,300                 95,634
PRINTING-COMMERCIAL (0.48%)
 Valassis Communications                              2,500                 93,475
PROPERTY & CASUALTY INSURANCE (1.74%)
 Fidelity National Financial                         10,890                335,956
REGIONAL BANKS (1.27%)
 Union Planters                                       4,900                245,539
RETAIL-AUTO PARTS (1.93%)
 Autozone /1/                                         4,900                372,400
RETAIL-OFFICE SUPPLIES (0.50%)
 Staples /1/                                          4,800                 95,856
RETAIL-REGIONAL DEPARTMENT STORE (0.66%)
 Federated Department Stores /1/                      3,200                127,136
RETAIL-RESTAURANTS (1.54%)
 Tricon Global Restaurants /1/                        4,700                296,382
SAVINGS & LOANS/THRIFTS (2.97%)
 Charter One Financial                                7,405                261,989
 Golden State Bancorp                                 9,400                310,106
                                                                           572,095
TELEPHONE-INTEGRATED (0.82%)
 CenturyTel                                           5,700                157,890
TEXTILE-HOME FURNISHINGS (0.53%)
 Mohawk Industries /1/                                1,600                102,928
TOOLS-HAND HELD (0.99%)
 Stanley Works                                        4,100                190,568
TRANSPORT-RAIL (0.68%)
 Norfolk Southern                                     6,100                130,723
                                       TOTAL COMMON STOCKS              17,385,641

                                                 Principal
                                                   Amount                 Value
-----------------------------------------------------------------------------------------
BONDS (4.44%)
BUILDING-RESIDENTIAL & COMMERCIAL (0.38%)
 Lennar /1/                                      10,000,000
                                                 $                     $
  0.00%; 07/29/18                                   100,000                 73,750
                                                 Principal
                                                   Amount                 Value
-----------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (1.14%)
 SPX /1/                                         10,000,000
                                                 $                     $
  0.00%; 02/06/21                                   300,000                220,125
MEDICAL-HMO (1.12%)
 Wellpoint Health Networks /1/                   10,000,000
  0.00%; 07/02/19                                   212,000                215,180
MEDICAL-WHOLESALE DRUG DISTRIBUTION (1.13%)
 AmerisourceBergen                               10,000,000
  5.00%; 12/01/07                                   135,000                218,194
RETAIL-OFFICE SUPPLIES (0.67%)
 Office Depot /1/                                10,000,000
  0.00%; 12/11/07                                   140,000                128,975
                                               TOTAL BONDS                 856,224

                                                 Principal
                                                   Amount                 Value
-----------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.68%)
FINANCE-MORTGAGE LOAN/BANKER (4.68%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank System                  10,000,000
  1.79%; 05/01/02                                   902,853                902,853
                                    TOTAL COMMERCIAL PAPER                 902,853
                                                                       -----------

                      TOTAL PORTFOLIO INVESTMENTS (99.29%)              19,144,718
CASH AND RECEIVABLES, NET OF LIABILITIES (0.71%)                           136,772
                                TOTAL NET ASSETS (100.00%)             $19,281,490
                                                                       -------------



/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               MONEY MARKET FUND

                           APRIL 30, 2002 (UNAUDITED)

                                            Principal

                                            Amount                               Value

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (93.33%)
AEROSPACE & DEFENSE (3.63%)
 BAE Systems Holdings
  1.80%; 05/14/02                                      $   350,000            $   349,773
  1.83%; 05/06/02                                          300,000                299,924
  1.92%; 06/26/02                                          330,000                329,050
                                                                                  978,747
ASSET BACKED SECURITIES (9.33%)
 CXC
  1.81%; 05/23/02                                          250,000                249,724
 Peacock Funding
  1.82%; 05/24/02                                          575,000                574,331
  1.88%; 05/22/02                                          290,000                289,682
 Quincy Capital
  1.77%; 06/11/02                                          295,000                294,405
 Receivables Capital
  1.82%; 07/22/02                                          440,000                438,176
  1.88%; 05/10/02                                          370,000                369,826
 Windmill Funding
  1.81%; 06/05/02                                          300,000                299,472
                                                                                2,515,616
BEVERAGES-NON-ALCOHOLIC (0.78%)
 Coca-Cola
  1.92%; 07/08/02                                          210,000                209,238
COMMERCIAL BANKS (2.59%)
 Svenska Handelsbanken
  1.81%; 06/10/02                                          400,000                399,196
  1.82%; 07/29/02                                          300,000                298,650
                                                                                  697,846
CONSUMER PRODUCTS-MISCELLANEOUS (0.93%)
 Unilever Capital
  1.86%; 06/05/02                                          250,000                249,548
DIVERSIFIED FINANCIAL SERVICES (11.07%)
 Amstel Funding
  1.92%; 08/09/02                                          395,000                392,893
 General Electric Capital
  1.74%; 05/15/02                                          225,000                224,848
  1.83%; 06/13/02                                          285,000                284,377
  2.08%; 07/15/02                                          270,000                268,830
 Verizon Network Funding
  1.79%; 05/03/02                                          250,000                249,975
  1.79%; 05/07/02                                          320,000                319,902
  1.85%; 06/28/02                                          100,000                 99,702
  1.86%; 06/18/02                                          280,000                279,306
 Wells Fargo Financial
  1.78%; 06/11/02                                          200,000                199,595
  1.80%; 06/06/02                                          265,000                264,523
  1.90%; 07/09/02                                          155,000                154,436
  2.05%; 09/12/02                                          250,000                248,092
                                                                                2,986,479
DIVERSIFIED OPERATIONS (2.26%)
 Rio Tinto America
  1.81%; 05/31/02                                          300,000                299,547
  1.92%; 06/14/02                                          310,000                309,273
                                                                                  608,820
                                            Principal

                                            Amount                               Value

------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)
ELECTRIC-INTEGRATED (1.48%)
 Southern
  1.84%; 05/17/02                                      $   400,000            $   399,673
FINANCE-AUTO LOANS (4.33%)
 Paccar Financial
  1.80%; 05/02/02                                          290,000                289,985
  1.83%; 07/10/02                                          280,000                279,004
  1.88%; 06/12/02                                          245,000                244,463
  1.90%; 07/03/02                                          355,000                353,820
                                                                                1,167,272
FINANCE-COMMERCIAL (1.07%)
 Tyco Capital
  1.77%; 05/20/02                                          290,000                289,729
FINANCE-CONSUMER LOANS (4.91%)
 American General Finance
  1.85%; 08/28/02                                          440,000                437,309
 Household Finance
  1.86%; 07/17/02                                          390,000                388,448
  1.92%; 06/20/02                                          500,000                498,667
                                                                                1,324,424
FINANCE-CREDIT CARD (3.69%)
 American Express Credit
  1.78%; 06/07/02                                          355,000                354,350
  1.79%; 05/01/02                                          340,000                340,000
  1.81%; 05/16/02                                          300,000                299,774
                                                                                  994,124
FINANCE-INVESTMENT BANKER & BROKER (14.57%)
 Bear Stearns
  1.81%; 05/16/02                                          200,000                199,849
  1.84%; 06/21/02                                          250,000                249,348
  1.84%; 06/27/02                                          300,000                299,126
  1.86%; 07/24/02                                          250,000                248,915
 Goldman Sachs Group
  1.82%; 05/30/02                                          435,000                434,362
  1.88%; 07/23/02                                          250,000                248,919
  1.93%; 07/02/02                                          230,000                229,236
 JP Morgan
  1.80%; 05/21/02                                          400,000                399,600
  1.85%; 07/08/02                                          300,000                298,952
 Morgan Stanley Group
  1.80%; 05/13/02                                          370,000                369,778
  1.81%; 05/08/02                                          355,000                354,875
  1.90%; 06/04/02                                          200,000                199,641
 Salomon Smith Barney Holdings
  1.77%; 07/19/02                                          400,000                398,447
                                                                                3,931,048
FINANCE-OTHER SERVICES (11.41%)
 Caterpillar Financial Services
  1.84%; 07/09/02                                          260,000                259,088
  2.00%; 09/05/02                                          150,000                148,942
 Commoloco
  1.82%; 06/28/02                                          300,000                299,125
  1.90%; 06/17/02                                          245,000                244,392
  2.31%; 05/07/02                                          145,000                144,944
                                            Principal

                                            Amount                               Value

------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)

FINANCE-OTHER SERVICES (CONTINUED)
 Corporate Receivables
  1.86%; 07/11/02                                      $   300,000            $   298,899
 Private Export Funding
  1.97%; 07/30/02                                          420,000                417,931
  1.97%; 07/31/02                                          330,000                328,357
  2.17%; 09/25/02                                          335,000                332,032
 Verizon Global Funding
  1.82%; 05/09/02                                          300,000                299,879
  1.92%; 07/01/02                                          305,000                304,008
                                                                                3,077,597
METAL-DIVERSIFIED (2.22%)
 Rio Tinto
  1.79%; 08/01/02                                          250,000                248,856
  1.80%; 05/28/02                                          350,000                349,528
                                                                                  598,384
MONEY CENTER BANKS (4.91%)
 Bank of America
  1.87%; 08/27/02                                          250,000                248,468
  1.89%; 07/16/02                                          405,000                403,384
 Barclays U.S. Funding
  1.82%; 07/18/02                                          425,000                423,324
 JP Morgan Chase
  1.90%; 06/12/02                                          250,000                249,446
                                                                                1,324,622
SPECIAL PURPOSE ENTITY (1.88%)
 BP Amoco Capital
  1.90%; 08/07/02                                          260,000                258,655
 Tulip Funding
  1.94%; 06/19/02                                          250,000                249,340
                                                                                  507,995
SUPRANATIONAL BANK (2.90%)
 Corp Andina De Fomento
  1.87%; 08/08/02                                          285,000                283,534
  1.98%; 06/25/02                                          250,000                249,244
  2.00%; 07/12/02                                          250,000                249,000
                                                                                  781,778
TELEPHONE COMMUNICATION (1.85%)
 Telstra
  1.73%; 05/29/02                                          250,000                249,664
  1.86%; 06/19/02                                          250,000                249,377
                                                                                  499,041
TELEPHONE-INTEGRATED (2.73%)
 SBC International
  1.80%; 07/26/02                                          320,000                318,624
  1.85%; 08/13/02                                          420,000                417,755
                                                                                  736,379
TOBACCO (4.79%)
 Philip Morris
  1.82%; 05/23/02                                          415,000                414,539
  1.82%; 06/18/02                                          300,000                299,272
  1.85%; 06/03/02                                          260,000                259,559
  1.88%; 06/24/02                                          190,000                189,464
                                            Principal

                                            Amount                               Value

------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)

TOBACCO (CONTINUED)
 Philip Morris (continued)
  2.00%; 07/29/02                                      $   130,000            $   129,405
                                                                                1,292,239
                                           TOTAL COMMERCIAL PAPER              25,170,599

                                            Principal

                                            Amount                               Value

------------------------------------------------------------------------------------------------
BONDS (5.54%)
FINANCE-CONSUMER LOANS (0.37%)
 Household Finance
  6.70%; 06/15/02                                          100,000                100,428
FINANCE-INVESTMENT BANKER & BROKER (3.26%)
 Lehman Brothers
  7.00%; 10/01/02                                          150,000                152,674
 Lehman Brothers Holdings
  6.63%; 12/27/02                                          225,000                230,892
 Merrill Lynch
  6.88%; 03/01/03                                          150,000                155,173
  7.38%; 08/17/02                                          100,000                100,983
 Morgan Stanley Group
  8.10%; 06/24/02                                          140,000                141,072
 Salomon Smith Barney Holdings
  7.50%; 05/01/02                                          100,000                100,000
                                                                                  880,794
FINANCE-LEASING COMPANY (0.43%)
 Pitney Bowes Credit
  6.63%; 06/01/02                                          115,000                115,277
MONEY CENTER BANKS (0.77%)
 Citicorp
  8.00%; 02/01/03                                          200,000                208,124
REGIONAL BANKS (0.37%)
 Wells Fargo
  6.80%; 05/15/02                                          100,000                100,094
RETAIL-DISCOUNT (0.34%)
 Wal-Mart Stores
  6.88%; 08/01/02                                           90,000                 90,563
                                                      TOTAL BONDS               1,495,280
                                                                              -----------

                             TOTAL PORTFOLIO INVESTMENTS (98.87%)              26,665,879
CASH AND RECEIVABLES, NET OF LIABILITIES (1.13%)                                  304,982
                                       TOTAL NET ASSETS (100.00%)             $26,970,861
                                                                              -------------


See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               PACIFIC BASIN FUND

                           APRIL 30, 2002 (UNAUDITED)

                                                 Shares
                                                  Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (97.28%)
ADVERTISING SALES (0.43%)
                                                                   $
 Clear Media /1/                                 23,000               16,662
AIRLINES (0.67%)
 China Southern Airlines /1/                     30,000               10,097
 Singapore Airlines                               2,000               15,455
                                                                      25,552
AIRPORT DEVELOPMENT & MAINTENANCE (1.06%)
 Beijing Capital International Airport            2,000                  477
 Japan Airport Terminal                           5,000               39,992
                                                                      40,469
APPAREL MANUFACTURERS (1.21%)
 Onward Kashiyama                                 5,000               46,456
AUDIO & VIDEO PRODUCTS (5.74%)
 Matsushita Electric Industrial                   4,000               53,582
 Sony                                             3,100              166,589
                                                                     220,171
AUTO-CARS & LIGHT TRUCKS (7.51%)
 Denway Motors                                   20,000                5,962
 Fuji Heavy Industries                            8,000               40,374
 Nissan Motor                                    19,000              146,199
 Toyota Motor                                     3,500               95,405
                                                                     287,940
BROADCASTING SERVICES & PROGRAMMING (0.84%)
 SKY Perfect Communications /1/                      36               32,243
BUILDING-RESIDENTIAL & COMMERCIAL (0.90%)
 Sekisui House                                    5,000               34,385
CELLULAR TELECOMMUNICATIONS (1.64%)
 Advanced Info Service Public                     9,300                9,460
 NTT DoCoMo                                           5               12,656
 NTT DoCoMo                                          16               40,748
                                                                      62,864
CHEMICALS-DIVERSIFIED (5.04%)
 Asahi Kasei                                     23,000               87,772
 Showa Denko K. K.                               20,000               31,464
 Tokuyama                                        14,000               44,704
 Tosoh                                           10,000               29,206
                                                                     193,146
COMMERCIAL BANKS (1.69%)
 Bangkok Bank                                     2,800                4,143
 Hang Seng Bank                                   1,000               11,443
 Kookmin Bank /1/                                 1,062               49,396
                                                                      64,982
COMMERCIAL SERVICES (0.31%)
 SIA Engineering                                 10,000               11,867
COMPUTERS-INTEGRATED SYSTEMS (6.37%)
 Fujitsu                                         16,000              127,103
 Meitec                                           2,800               78,941
 Obic                                               200               38,162
                                                                     244,206
COMPUTERS-MEMORY DEVICES (1.14%)
 TDK                                                800               43,614
                                                 Shares
                                                  Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONTAINERS-PAPER & PLASTIC (0.63%)
                                                                   $
 Amcor                                            6,035               24,014
COSMETICS & TOILETRIES (2.57%)
 Kao                                              3,000               58,645
 Kose                                             1,300               39,790
                                                                      98,435
DISTRIBUTION-WHOLESALE (0.35%)
 Esprit Holdings                                  7,000               13,463
DIVERSIFIED MINERALS (2.24%)
 BHP Billiton                                     9,982               57,892
 WMC                                              5,622               27,805
                                                                      85,697
DIVERSIFIED OPERATIONS (0.76%)
 Hutchison Whampoa                                3,000               26,349
 Patrick                                            297                2,655
                                                                      29,004
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.65%)
 Brambles Industries                              4,611               24,910
ELECTRIC COMPONENT-MISCELLANEOUS (1.81%)
 NEC                                              9,000               69,393
ELECTRIC PRODUCTS-MISCELLANEOUS (0.43%)
 Lindeteves-Jacoberg /1/                         11,000                1,882
 Techtronic Industries                           18,000               14,771
                                                                      16,653
ELECTRIC-GENERATION (0.24%)
 Beijing Datang Power Generation                 24,000                9,309
ELECTRONIC COMPONENTS-MISCELLANEOUS (3.70%)
 Anritsu                                          4,000               31,838
 Hosiden                                          2,000               28,800
 Johnson Electric Holdings                        4,000                6,052
 Omron                                            5,000               75,234
                                                                     141,924
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.98%)
 New Japan Radio                                  5,000               31,269
 Rohm                                               300               44,743
                                                                      76,012
ELECTRONIC MEASUREMENT INSTRUMENTS (1.66%)
 Advantest                                          600               43,224
 Keyence                                            100               20,242
                                                                      63,466
FINANCE-CONSUMER LOANS (0.60%)
 Acom                                               300               22,897
FINANCE-INVESTMENT BANKER & BROKER (2.47%)
 Nikko Securities                                21,000               94,860
FINANCE-LEASING COMPANY (2.60%)
 Orix                                             1,200               99,533
IMPORT & EXPORT (2.55%)
 Sumitomo                                        16,000               97,695
                                                 Shares
                                                  Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSTRUMENTS-SCIENTIFIC (0.31%)
                                                                   $
 Moritex                                          1,000               11,939
LIFE & HEALTH INSURANCE (0.32%)
 Great Eastern Holdings                           2,000               12,474
MACHINERY-ELECTRICAL (1.87%)
 SMC                                                600               71,869
MACHINERY-GENERAL INDUSTRY (0.81%)
 Nippon Thompson                                  5,000               30,880
MACHINERY-PRINT TRADE (1.00%)
 Komori                                           3,000               38,458
MEDICAL LABORATORY & TESTING SERVICE (0.12%)
 Gribbles Group /1/                              11,250                4,712
MEDICAL-DRUGS (3.00%)
 Takeda Chemical Industries                       2,000               87,539
 Yamanouchi Pharmaceutical                        1,000               27,570
                                                                     115,109
METAL-ALUMINUM (0.12%)
 Aluminum Corp. of China /1/                     25,000                4,488
MONEY CENTER BANKS (6.48%)
 DBS Group Holdings                               2,000               15,455
 HSBC Holdings                                      800                9,514
 Oversea-Chinese Banking                          3,000               21,527
 Sumitomo Mitsui Banking                         21,000               93,551
 UFJ Holdings /1/                                    31               76,776
 United Overseas Bank                             4,000               31,793
                                                                     248,616
MULTIMEDIA (3.19%)
 News                                             2,430               15,868
 Tokyo Broadcasting System                        5,000              106,308
                                                                     122,176
OIL COMPANY-INTEGRATED (0.23%)
 China Petroleum & Chemical                      54,000                8,655
PROPERTY & CASUALTY INSURANCE (1.42%)
 NRMA Insurance Group /1/                        30,367               54,466
PUBLISHING-NEWSPAPERS (1.16%)
 John Fairfax Holdings                           16,700               31,926
 Singapore Press Holdings                         1,000               12,419
                                                                      44,345
REAL ESTATE OPERATOR & DEVELOPER (2.35%)
 Cheung Kong                                      3,000               28,561
 Kerry Properties                                11,169               11,886
 Sun Hung Kai Properties                          3,000               26,156
 Westfield Holdings                               2,715               23,517
                                                                      90,120
RESEARCH & DEVELOPMENT (0.23%)
 Silex Systems /1/                                5,403                8,849
RESPIRATORY PRODUCTS (0.62%)
 Resmed /1/                                       6,560               23,954
                                                 Shares
                                                  Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-CONSUMER ELECTRONICS (2.61%)
                                                                   $
 Yamada Denki                                     1,300              100,031
RETAIL-DISCOUNT (0.40%)
 Harvey Norman Holdings                           8,764               15,342
RETAIL-MISCELLANEOUS/DIVERSIFIED (2.70%)
 Aeon                                             4,000              103,427
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.45%)
 Taiwan Semiconductor Manufacturing /1/          22,000               55,450
STEEL-PRODUCERS (1.00%)
 Nippon Steel                                    25,000               38,162
TELECOMMUNICATION SERVICES (0.51%)
 Telstra                                          7,100               19,407
TELEPHONE-INTEGRATED (2.03%)
 Japan Telecom                                        9               26,636
 Nippon Telegraph & Telephone                        13               51,129
                                                                      77,765
TRANSPORT-RAIL (1.65%)
 East Japan Railway                                  15               63,435
WATER TREATMENT SYSTEMS (1.54%)
 Kurita Water Industries                          5,000               59,229
WIRE & CABLE PRODUCTS (0.37%)
 Sumitomo Electric Industries                     2,000               14,252
                                   TOTAL COMMON STOCKS             3,729,432

                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.61%)
MULTIMEDIA (0.61%)
 News                                                   4,222                 23,262
                                       TOTAL PREFERRED STOCKS                 23,262

                         TOTAL PORTFOLIO INVESTMENTS (97.89%)              3,752,694
CASH AND RECEIVABLES, NET OF LIABILITIES (2.11%)                              80,870
                                   TOTAL NET ASSETS (100.00%)             $3,833,564
                                                                          ----------

See accompanying notes.


/1 /Non-income producing security.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                           $
 Australia                    334,624              8.92%
 China                         23,716              0.63
 Hong Kong                    180,128              4.80
 Japan                      2,948,949             78.58
 Korea                         49,396              1.32
 Singapore                    122,874              3.27
 Taiwan                        55,450              1.48
 Thailand                      13,603              0.36
 United States                 23,954              0.64
              TOTAL        $3,752,694            100.00%
                           ------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS LARGECAP BLEND FUND

                           APRIL 30, 2002 (UNAUDITED)

                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (88.66%)
ADVERTISING AGENCIES (0.98%)
                                                                         $
 Omnicom Group                                          5,507                480,431
APPLICATIONS SOFTWARE (1.90%)
 Intuit /1/                                             9,500                372,210
 Microsoft /1/                                         10,800                564,408
                                                                             936,618
ATHLETIC FOOTWEAR (1.36%)
 Nike                                                  12,600                671,958
BEVERAGES-NON-ALCOHOLIC (2.06%)
 Coca-Cola                                             11,300                627,263
 Pepsico                                                7,450                386,655
                                                                           1,013,918
BREWERY (1.30%)
 Anheuser-Busch                                        12,100                641,300
BROADCASTING SERVICES & PROGRAMMING (0.32%)
 Clear Channel Communications /1/                       3,400                159,630
COMMERCIAL SERVICE-FINANCE (1.20%)
 H&R Block                                             14,700                589,764
COMPUTER SERVICES (0.86%)
 Sungard Data Systems /1/                              14,300                425,568
COMPUTERS (1.78%)
 Dell Computer /1/                                     17,000                447,780
 International Business Machines                        5,100                427,176
                                                                             874,956
COMPUTERS-MEMORY DEVICES (0.17%)
 EMC                                                    8,900                 81,346
COMPUTERS-PERIPHERAL EQUIPMENT (1.24%)
 Lexmark International /1/                             10,200                609,756
COSMETICS & TOILETRIES (0.99%)
 Procter & Gamble                                       5,400                487,404
DATA PROCESSING & MANAGEMENT (1.05%)
 Fiserv /1/                                            11,600                515,736
DIVERSIFIED FINANCIAL SERVICES (1.86%)
 Citigroup                                             21,200                917,960
DIVERSIFIED MANUFACTURING OPERATIONS (3.59%)
 Danaher                                                7,000                501,060
 Eaton                                                  5,800                490,738
 General Electric                                      12,900                406,995
 Textron                                                7,500                368,850
                                                                           1,767,643
ELECTRIC-GENERATION (0.41%)
 AES                                                   25,200                202,104
ELECTRIC-INTEGRATED (4.00%)
 Cinergy                                               11,500                408,595
 FirstEnergy                                            7,400                246,420
 FPL Group                                              9,400                596,806
 NiSource                                              14,000                309,400
 Scana                                                 12,800                408,960
                                                                           1,970,181
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.63%)
                                                                         $
 Micron Technology                                     13,000                308,100
ENTERPRISE SOFTWARE & SERVICE (0.77%)
 BEA Systems /1/                                       14,500                155,440
 Oracle /1/                                            22,400                224,896
                                                                             380,336
FIDUCIARY BANKS (0.94%)
 Bank of New York                                      12,600                461,034
FINANCE-INVESTMENT BANKER & BROKER (2.17%)
 Lehman Brothers Holdings                               8,700                513,300
 Morgan Stanley Dean Witter                            11,600                553,552
                                                                           1,066,852
FINANCE-MORTGAGE LOAN/BANKER (1.28%)
 Federal National Mortgage Association                  8,000                631,440
FOOD-MISCELLANEOUS/DIVERSIFIED (0.81%)
 McCormick                                             15,500                397,420
FOOD-RETAIL (1.10%)
 Kroger                                                23,800                541,926
GAS-DISTRIBUTION (0.63%)
 Sempra Energy                                         12,200                311,954
INSTRUMENTS-CONTROLS (1.31%)
 Johnson Controls                                       7,500                646,875
INSURANCE BROKERS (1.17%)
 Marsh & McLennan                                       5,700                576,156
INTERNET SECURITY (0.29%)
 Symantec /1/                                           4,100                145,181
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.17%)
 Alliance Capital Management Holding                   12,500                575,125
MACHINERY-CONSTRUCTION & MINING (1.08%)
 Caterpillar                                            9,700                529,814
MACHINERY-GENERAL INDUSTRY (1.94%)
 Dover                                                 13,200                491,832
 Ingersoll-Rand                                         9,300                464,535
                                                                             956,367
MEDICAL INSTRUMENTS (1.01%)
 St. Jude Medical                                       6,000                499,260
MEDICAL PRODUCTS (1.74%)
 Baxter International                                  10,400                591,760
 Zimmer Holdings /1/                                    7,680                266,573
                                                                             858,333
MEDICAL-BIOMEDICAL/GENE (0.62%)
 Biogen /1/                                             7,000                304,290
MEDICAL-DRUGS (6.55%)
 Abbott Laboratories                                   11,000                593,450
 Bristol-Myers Squibb                                   8,000                230,400
 Merck                                                  9,300                505,362
 Pfizer                                                26,600                966,910
 Schering-Plough                                       17,600                480,480
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                         $
 Wyeth                                                  7,900                450,300
                                                                           3,226,902
MEDICAL-GENERIC DRUGS (0.63%)
 Mylan Laboratories                                    11,800                312,464
MEDICAL-HMO (2.89%)
 Anthem /1/                                            12,600                859,320
 Wellpoint Health Networks /1/                          7,500                563,100
                                                                           1,422,420
MEDICAL-HOSPITALS (0.74%)
 Tenet Healthcare /1/                                   5,000                366,850
MEDICAL-WHOLESALE DRUG DISTRIBUTION (2.28%)
 AmerisourceBergen                                      7,100                550,250
 Cardinal Health                                        8,300                574,775
                                                                           1,125,025
METAL-ALUMINUM (0.91%)
 Alcoa                                                 13,100                445,793
MISCELLANEOUS INVESTING (1.05%)
 Simon Property Group                                  15,300                516,375
MONEY CENTER BANKS (1.54%)
 Bank of America                                       10,500                761,040
MULTI-LINE INSURANCE (1.37%)
 MetLife Capital Trust I                                6,400                674,880
MULTIMEDIA (2.30%)
 AOL Time Warner /1/                                   10,400                197,808
 Gannett                                                7,500                549,750
 Viacom /1/                                             8,200                386,220
                                                                           1,133,778
NETWORKING PRODUCTS (0.77%)
 Cisco Systems /1/                                     25,900                379,435
NON-HAZARDOUS WASTE DISPOSAL (0.80%)
 Waste Management                                      15,000                395,100
OIL COMPANY-EXPLORATION & PRODUCTION (0.38%)
 Anadarko Petroleum                                     3,500                188,370
OIL COMPANY-INTEGRATED (4.39%)
 ChevronTexaco                                          8,200                711,022
 Exxon Mobil                                           20,300                815,451
 Phillips Petroleum                                     3,000                179,430
 Royal Dutch Petroleum                                  8,700                454,662
                                                                           2,160,565
OIL-FIELD SERVICES (1.50%)
 Baker Hughes                                           7,500                282,600
 Schlumberger                                           8,300                454,425
                                                                             737,025
PAPER & RELATED PRODUCTS (1.96%)
 International Paper                                   11,600                480,588
 MeadWestvaco                                          16,476                483,735
                                                                             964,323
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS (1.50%)
                                                                         $
 Pharmacia                                             17,934                739,419
PHYSICAL THERAPY & REHABILITATION CENTERS (0.95%)
 Healthsouth /1/                                       31,000                468,100
PROPERTY & CASUALTY INSURANCE (0.49%)
 Travelers Property Casualty /1/                       13,100                243,529
REGIONAL BANKS (1.16%)
 Wells Fargo                                           11,200                572,880
RETAIL-DISCOUNT (2.26%)
 Target                                                11,200                488,880
 Wal-Mart Stores                                       11,200                625,632
                                                                           1,114,512
RETAIL-DRUG STORE (0.42%)
 Walgreen                                               5,500                207,735
RETAIL-TOY STORE (0.86%)
 Toys R Us /1/                                         24,400                421,388
SEMICONDUCTOR EQUIPMENT (1.65%)
 Applied Materials /1/                                 19,700                479,104
 Teradyne /1/                                          10,200                336,090
                                                                             815,194
TELECOMMUNICATION EQUIPMENT (0.63%)
 Scientific-Atlanta                                    15,600                312,000
TELEPHONE-INTEGRATED (2.28%)
 SBC Communications                                    13,500                419,310
 Sprint                                                21,200                336,020
 Verizon Communications                                 9,200                369,012
                                                                           1,124,342
TOBACCO (2.67%)
 Philip Morris                                          7,800                424,554
 RJ Reynolds Tobacco Holdings                          12,900                892,680
                                                                           1,317,234
                                         TOTAL COMMON STOCKS              43,683,414

                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
PREFERRED STOCKS (5.34%)
AEROSPACE & DEFENSE (1.46%)
 Raytheon                                              10,200                716,448
FINANCE-AUTO LOANS (0.72%)
 Ford Motor Capital Trust II                            6,300                354,564
FINANCE-CREDIT CARD (0.75%)
 Capital One Financial                                  7,800                371,124
SAVINGS & LOANS-THRIFTS (0.98%)
 Washington Mutual                                      6,300                334,687
 Washington Mutual                                      2,800                148,750
                                                                             483,437
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
TRANSPORT-RAIL (1.03%)
                                                                         $
 Union Pacific Capital Trust                           10,500                506,625
WIRELESS EQUIPMENT (0.40%)
 Motorola                                               4,100                196,800
                                      TOTAL PREFERRED STOCKS               2,628,998

                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (1.23%)
RETAIL-BUILDING PRODUCTS (1.23%)
 Lowe's
                                                   $                     $
  0.00%; 02/16/21 /1/ /2/                             210,000                161,175
  0.00%; 02/16/21 /1/                                 580,000                445,150
                                                                             606,325
                                                 TOTAL BONDS                 606,325
                                                                         -----------

                        TOTAL PORTFOLIO INVESTMENTS (95.23%)              46,918,737
CASH AND RECEIVABLES, NET OF LIABILITIES (4.77%)                           2,350,386
                                  TOTAL NET ASSETS (100.00%)             $49,269,123
                                                                         -------------





/1 /Non-income producing security.
/2 /Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $161,175 or .33% of net assets.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        PARTNERS LARGECAP GROWTH  FUND I

                           APRIL 30, 2002 (UNAUDITED)

                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (95.23%)
AEROSPACE & DEFENSE (0.91%)
                                                                      $
 Raytheon                                           43,200               1,827,360
AEROSPACE & DEFENSE EQUIPMENT (1.91%)
 Alliant Techsystems /1/                             6,600                 710,820
 General Dynamics                                   32,295               3,135,522
                                                                         3,846,342
APPLICATIONS SOFTWARE (5.99%)
 Intuit /1/                                         39,695               1,555,250
 Microsoft /1/                                     192,100              10,039,146
 Siebel Systems /1/                                 18,975                 459,005
                                                                        12,053,401
BEVERAGES-NON-ALCOHOLIC (2.49%)
 Coca-Cola                                          29,010               1,610,345
 Pepsico                                            65,402               3,394,364
                                                                         5,004,709
BREWERY (1.99%)
 Anheuser-Busch                                     75,505               4,001,765
BROADCASTING SERVICES & PROGRAMMING (1.14%)
 Liberty Media /1/                                 214,065               2,290,495
CASINO SERVICES (0.53%)
 International Game Technology                      16,935               1,066,058
CELLULAR TELECOMMUNICATIONS (0.35%)
 AT&T Wireless Services /1/                         79,350                 710,183
COMMERCIAL SERVICE-FINANCE (0.33%)
 Concord EFS /1/                                    21,165                 669,320
COMMERCIAL SERVICES (0.25%)
 Weight Watchers International /1/                  13,100                 494,656
COMPUTER SERVICES (0.62%)
 Affiliated Computer Services /1/                   15,350                 829,975
 Sungard Data Systems /1/                           13,700                 407,712
                                                                         1,237,687
COMPUTERS (2.47%)
 Dell Computer /1/                                  95,840               2,524,426
 International Business Machines                    21,905               1,834,763
 Sun Microsystems /1/                               75,580                 618,244
                                                                         4,977,433
COMPUTERS-INTEGRATED SYSTEMS (0.23%)
 Brocade Communications System /1/                  18,045                 461,772
COMPUTERS-MEMORY DEVICES (0.61%)
 EMC                                                67,290                 615,030
 Veritas Software /1/                               21,920                 621,213
                                                                         1,236,243
COSMETICS & TOILETRIES (1.15%)
 Colgate-Palmolive                                   9,335                 494,848
 Procter & Gamble                                   20,235               1,826,411
                                                                         2,321,259
DATA PROCESSING & MANAGEMENT (1.22%)
 First Data                                         30,960               2,461,010
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (2.80%)
                                                                      $
 Citigroup                                         130,200               5,637,660
DIVERSIFIED MANUFACTURING OPERATIONS (5.62%)
 General Electric                                  358,615              11,314,303
ELECTRONIC COMPONENTS-SEMICONDUCTOR (6.88%)
 Altera /1/                                         35,005                 719,703
 Broadcom /1/                                        5,500                 189,750
 Intel                                             313,665               8,973,955
 Micron Technology                                  10,900                 258,330
 Texas Instruments                                  96,905               2,997,272
 Xilinx /1/                                         18,600                 702,336
                                                                        13,841,346
ENTERPRISE SOFTWARE & SERVICE (0.78%)
 Oracle /1/                                        155,520               1,561,421
FIDUCIARY BANKS (0.30%)
 Bank of New York                                   16,400                 600,076
FINANCE-CREDIT CARD (1.12%)
 Capital One Financial                              37,520               2,247,073
FINANCE-INVESTMENT BANKER & BROKER (0.87%)
 Goldman Sachs Group                                22,170               1,745,888
FINANCE-MORTGAGE LOAN/BANKER (4.23%)
 Federal Home Loan Mortgage                        130,295               8,514,778
FOOD-RETAIL (0.26%)
 Safeway /1/                                        12,555                 526,682
HUMAN RESOURCES (0.02%)
 Medical Staffing Network Holdings                   1,650                  39,996
INTERNET BROKERS (0.27%)
 Charles Schwab                                     47,425                 540,171
MEDICAL INSTRUMENTS (0.96%)
 Medtronic                                          43,205               1,930,831
MEDICAL LABORATORY & TESTING SERVICE (2.94%)
 Laboratory Corp. of America Holdings /1/           35,105               3,482,416
 Quest Diagnostics /1/                              26,475               2,433,847
                                                                         5,916,263
MEDICAL PRODUCTS (3.35%)
 Baxter International                               24,050               1,368,445
 Johnson & Johnson                                  83,945               5,360,728
                                                                         6,729,173
MEDICAL-BIOMEDICAL/GENE (1.46%)
 Amgen /1/                                          44,840               2,371,139
 Idec Pharmaceuticals /1/                           10,475                 575,601
                                                                         2,946,740
MEDICAL-DRUGS (10.51%)
 Abbott Laboratories                                53,095               2,864,475
 Celgene /1/                                        15,325                 303,129
 Eli Lilly                                          15,910               1,050,856
 Medimmune /1/                                       7,700                 257,180
 Merck                                              34,510               1,875,273
 Pfizer                                            271,130               9,855,575
 Schering-Plough                                    29,020                 792,246
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                      $
 Wyeth                                              72,575               4,136,775
                                                                        21,135,509
MEDICAL-HOSPITALS (0.70%)
 HCA                                                29,570               1,413,150
MEDICAL-WHOLESALE DRUG DISTRIBUTION (1.01%)
 AmerisourceBergen                                  17,825               1,381,437
 Cardinal Health                                     9,260                 641,255
                                                                         2,022,692
MULTI-LINE INSURANCE (2.43%)
 American International Group                       59,350               4,102,272
 Loews /1/                                          24,100                 790,962
                                                                         4,893,234
MULTIMEDIA (2.73%)
 AOL Time Warner /1/                                60,225               1,145,480
 Viacom /1/                                         92,145               4,340,029
                                                                         5,485,509
NETWORKING PRODUCTS (1.99%)
 Cisco Systems /1/                                 273,725               4,010,071
OIL COMPANY-EXPLORATION & PRODUCTION (0.94%)
 Anadarko Petroleum                                 35,085               1,888,275
OIL REFINING & MARKETING (0.01%)
 Premcor                                             1,000                  28,250
OIL-FIELD SERVICES (1.85%)
 Baker Hughes                                       72,440               2,729,539
 BJ Services /1/                                    26,825                 985,551
                                                                         3,715,090
PHARMACEUTICALS (1.02%)
 Pharmacia                                          49,590               2,044,596
REGIONAL BANKS (1.29%)
 Fifth Third Bancorp                                37,785               2,591,673
RETAIL-APPAREL & SHOE (0.77%)
 Limited                                            80,625               1,544,775
RETAIL-BUILDING PRODUCTS (2.66%)
 Home Depot                                        115,470               5,354,344
RETAIL-DISCOUNT (5.02%)
 BJ's Wholesale Club /1/                            33,395               1,490,419
 Costco Wholesale                                   26,285               1,056,657
 Dollar General                                     13,300                 209,475
 Dollar Tree Stores /1/                             30,095               1,147,823
 TJX                                                14,250                 621,015
 Wal-Mart Stores                                    99,595               5,563,377
                                                                        10,088,766
RETAIL-DRUG STORE (0.35%)
 Walgreen                                           18,575                 701,578
RETAIL-JEWELRY (0.42%)
 Tiffany                                            21,395                 850,451
RETAIL-RESTAURANTS (0.36%)
 Tricon Global Restaurants /1/                      11,525                 726,767
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.35%)
                                                                      $
 Analog Devices /1/                                 21,390                 790,574
 Linear Technology                                  33,950               1,319,297
 Maxim Integrated Products /1/                      12,050                 600,090
                                                                         2,709,961
SEMICONDUCTOR EQUIPMENT (1.22%)
 Applied Materials /1/                             100,720               2,449,510
TELECOMMUNICATION EQUIPMENT (0.36%)
 Qualcomm /1/                                       24,065                 725,800
TELEPHONE-INTEGRATED (1.45%)
 SBC Communications                                 48,170               1,496,160
 Verizon Communications                             35,595               1,427,716
                                                                         2,923,876
TELEVISION (0.57%)
 Univision Communications /1/                       28,700               1,146,852
THERAPEUTICS (0.31%)
 Gilead Sciences /1/                                19,730                 613,998
TOBACCO (1.45%)
 Philip Morris                                      53,630               2,919,081
WIRELESS EQUIPMENT (0.41%)
 Motorola                                           53,640                 826,056
                                      TOTAL COMMON STOCKS              191,561,958
                                                                      ------------

                     TOTAL PORTFOLIO INVESTMENTS (95.23%)              191,561,958
CASH AND RECEIVABLES, NET OF LIABILITIES (4.77%)                         9,605,364
                               TOTAL NET ASSETS (100.00%)             $201,167,322
                                                                      --------------


1   Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        PARTNERS LARGECAP GROWTH FUND II

                           APRIL 30, 2002 (UNAUDITED)

                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (92.93%)
ADVERTISING AGENCIES (0.80%)
                                                                  $
 Omnicom Group                                     700                61,068
AEROSPACE & DEFENSE EQUIPMENT (0.33%)
 Lockheed Martin                                   400                25,160
APPLICATIONS SOFTWARE (2.89%)
 Mercury Interactive /1/                           400                14,908
 Microsoft /1/                                   3,500               182,910
 Rational Software /1/                           1,500                21,855
                                                                     219,673
AUTO-CARS & LIGHT TRUCKS (0.42%)
 General Motors                                    500                32,075
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.09%)
 Paccar                                            100                 7,147
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.28%)
 Delphi Automotive Systems                         700                10,885
 Lear /1/                                          200                10,282
                                                                      21,167
BEVERAGES-NON-ALCOHOLIC (3.26%)
 Coca-Cola                                       1,000                55,510
 Pepsico                                         3,700               192,030
                                                                     247,540
BREWERY (2.28%)
 Anheuser-Busch                                  1,700                90,100
 Heineken                                        1,850                83,349
                                                                     173,449
BROADCASTING SERVICES & PROGRAMMING (0.74%)
 Clear Channel Communications /1/                1,200                56,340
BUILDING-MAINTENANCE & SERVICE (0.69%)
 Ecolab                                          1,200                52,692
CASINO HOTELS (0.63%)
 MGM Mirage                                      1,200                48,180
COMMERCIAL BANKS (0.32%)
 Synovus Financial                                 900                24,336
COMPUTERS (2.37%)
 Dell Computer /1/                               2,600                68,484
 International Business Machines                   700                58,632
 Sun Microsystems /1/                            6,500                53,170
                                                                     180,286
COMPUTERS-INTEGRATED SYSTEMS (0.27%)
 Brocade Communications System /1/                 800                20,472
COMPUTERS-MEMORY DEVICES (1.06%)
 EMC                                             8,800                80,432
COSMETICS & TOILETRIES (2.88%)
 Gillette                                        2,100                74,508
 Procter & Gamble                                1,600               144,416
                                                                     218,924
DIVERSIFIED FINANCIAL SERVICES (2.11%)
 Citigroup /2/                                   3,700               160,210
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (5.26%)
                                                                  $
 3M                                              1,200               150,960
 Eaton                                             400                33,844
 General Electric                                2,700                85,185
 Illinois Tool Works                             1,800               129,780
                                                                     399,769
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.43%)
 Conexant Systems /1/                            2,200                22,440
 Intel                                           5,700               163,077
 Microchip Technology /1/                          200                 8,900
 QLogic /1/                                        400                18,284
 Texas Instruments                               2,300                71,139
 Xilinx /1/                                      1,400                52,864
                                                                     336,704
ENGINES-INTERNAL COMBUSTION (0.39%)
 Cummins Engine                                    700                29,785
ENTERPRISE SOFTWARE & SERVICE (0.34%)
 Manugistics Group /1/                           1,000                15,760
 Sybase /1/                                        700                 9,842
                                                                      25,602
ENTERTAINMENT SOFTWARE (0.16%)
 Electronic Arts /1/                               200                11,810
FIDUCIARY BANKS (0.61%)
 State Street                                      900                45,999
FINANCE-CREDIT CARD (1.47%)
 American Express                                1,000                41,010
 MBNA                                            2,000                70,900
                                                                     111,910
FINANCE-INVESTMENT BANKER & BROKER (1.42%)
 AG Edwards                                        500                20,460
 Bear Stearns                                      600                37,164
 Goldman Sachs Group                               400                31,500
 Morgan Stanley Dean Witter                        400                19,088
                                                                     108,212
FINANCE-MORTGAGE LOAN/BANKER (0.36%)
 Federal Home Loan Mortgage                        300                19,605
 Federal National Mortgage Association             100                 7,893
                                                                      27,498
FOOD-CONFECTIONERY (0.80%)
 Wm. Wrigley Jr.                                 1,100                60,500
FOOD-MISCELLANEOUS/DIVERSIFIED (2.23%)
 Kraft Foods /1/                                 1,400                57,456
 Nestle                                          1,900               112,291
                                                                     169,747
FOOD-WHOLESALE/DISTRIBUTION (0.95%)
 Sysco                                           2,500                72,525
HOTELS & MOTELS (0.17%)
 Hilton Hotels                                     800                13,088
INSTRUMENTS-CONTROLS (0.23%)
 Johnson Controls                                  200                17,250
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET BROKERS (0.25%)
                                                                  $
 Charles Schwab                                  1,700                19,363
INTERNET INFRASTRUCTURE SOFTWARE (0.15%)
 F5 Networks /1/                                   900                11,718
INTERNET SECURITY (0.18%)
 Internet Security Systems /1/                     700                13,720
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.50%)
 Franklin Resources                                900                37,710
MACHINERY-CONSTRUCTION & MINING (0.86%)
 Caterpillar                                     1,200                65,544
MEDICAL INSTRUMENTS (1.56%)
 Boston Scientific /1/                           1,000                24,920
 Medtronic                                         600                26,814
 St. Jude Medical                                  800                66,568
                                                                     118,302
MEDICAL PRODUCTS (4.31%)
 Baxter International                            1,600                91,040
 Johnson & Johnson                               3,700               236,282
                                                                     327,322
MEDICAL-BIOMEDICAL/GENE (1.16%)
 Amgen /1/                                         900                47,592
 Immunex /1/                                     1,500                40,710
                                                                      88,302
MEDICAL-DRUGS (7.27%)
 Abbott Laboratories                             2,000               107,900
 Eli Lilly                                         300                19,815
 Novartis                                        2,300                96,531
 Pfizer                                          4,800               174,480
 Wyeth                                           2,700               153,900
                                                                     552,626
MULTI-LINE INSURANCE (2.23%)
 Allstate                                        1,300                51,662
 American International Group                    1,700               117,504
                                                                     169,166
MULTIMEDIA (3.26%)
 AOL Time Warner /1/                             2,300                43,746
 Viacom /1/                                      2,655               125,051
 Walt Disney                                     3,400                78,812
                                                                     247,609
NETWORKING PRODUCTS (1.74%)
 Cisco Systems /1/                               7,300               106,945
 Emulex /1/                                        100                 2,899
 Network Appliance /1/                           1,300                22,685
                                                                     132,529
OIL COMPANY-INTEGRATED (2.14%)
 Conoco                                          1,700                47,685
 Marathon Oil                                    1,200                34,872
 Phillips Petroleum                              1,340                80,145
                                                                     162,702
OIL REFINING & MARKETING (0.14%)
 Sunoco                                            300                10,314
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (0.20%)
                                                                  $
 Baker Hughes                                      400                15,072
PHARMACEUTICALS (0.76%)
 Pharmacia                                       1,400                57,722
PROPERTY & CASUALTY INSURANCE (0.50%)
 Chubb                                             500                38,350
PUBLICLY TRADED INVESTMENT FUND (6.66%)
 iShares S&P 500 Index Fund                        600                64,800
 Nasdaq 100 Shares /1/                           5,300               168,487
 Standard & Poor's 500 Depository Receipts         700                75,600
 Standard & Poor's MidCap 400 Depository
  Receipts                                       2,000               197,560
                                                                     506,447
RADIO (0.68%)
 Emmis Communications /1/                          200                 5,814
 Entercom Communications /1/                       400                20,900
 Westwood One                                      700                25,200
                                                                      51,914
REGIONAL BANKS (1.08%)
 Fifth Third Bancorp                             1,200                82,308
RETAIL-APPAREL & SHOE (0.74%)
 AnnTaylor Stores /1/                              600                26,082
 Limited                                         1,580                30,273
                                                                      56,355
RETAIL-BUILDING PRODUCTS (3.17%)
 Home Depot                                      4,100               190,117
 Lowe's                                          1,200                50,748
                                                                     240,865
RETAIL-DISCOUNT (4.20%)
 Target                                          1,300                56,745
 Wal-Mart Stores                                 4,700               262,542
                                                                     319,287
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.27%)
 Linear Technology                               2,100                81,606
 Marvell Technology Group /1/                    1,000                36,000
 Maxim Integrated Products /1/                   1,100                54,780
                                                                     172,386
SEMICONDUCTOR EQUIPMENT (2.86%)
 Applied Materials /1/                           2,400                58,368
 Kla-Tencor /1/                                    900                53,073
 Novellus Systems /1/                            1,400                66,360
 Teradyne /1/                                    1,200                39,540
                                                                     217,341
TELECOMMUNICATION EQUIPMENT (1.29%)
 Scientific-Atlanta                              4,900                98,000
THERAPEUTICS (0.45%)
 Gilead Sciences /1/                             1,100                34,232
TOOLS-HAND HELD (0.49%)
 Stanley Works                                     800                37,184
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-SERVICES (0.40%)
                                                                  $
 United Parcel Service                             500                30,020
WEB PORTALS (0.66%)
 Yahoo /1/                                       3,400                50,184
WIRELESS EQUIPMENT (0.53%)
 Motorola                                        2,600                40,040
                                  TOTAL COMMON STOCKS              7,064,184
                                                                  ----------

                 TOTAL PORTFOLIO INVESTMENTS (92.93%)              7,064,184
CASH AND RECEIVABLES, NET OF LIABILITIES (7.07%)                     537,032
                           TOTAL NET ASSETS (100.00%)             $7,601,216
                                                                  ------------



                                                     Unrealized
 Contract                 Opening       Current     Gain (Loss)
   Type     Commitment  Market Value  Market Value
----------------------------------------------------------------
FUTURES CONTRACTS
1 S&P 500     Buy         $292,408      $269,300      $(23,108)
June, 2002
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS LARGECAP VALUE FUND

                           APRIL 30, 2002 (UNAUDITED)

                                                     Shares
                                                      Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (95.19%)
AEROSPACE & DEFENSE (0.11%)
                                                                        $
 Raytheon                                              9,400                 397,620
AEROSPACE & DEFENSE EQUIPMENT (0.27%)
 B.F. Goodrich                                        26,800                 855,456
 Lockheed Martin                                       1,600                 100,640
                                                                             956,096
APPAREL MANUFACTURERS (0.74%)
 Jones Apparel Group /1/                               6,600                 257,070
 Liz Claiborne                                        12,350                 386,431
 VF                                                   43,900               1,921,503
                                                                           2,565,004
APPLIANCES (0.59%)
 Whirlpool                                            27,400               2,053,630
AUTO-CARS & LIGHT TRUCKS (1.17%)
 Ford Motor                                            1,000                  16,000
 General Motors                                       63,600               4,079,940
                                                                           4,095,940
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.06%)
 Paccar                                                3,000                 214,410
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (2.37%)
 Autoliv                                              11,400                 251,940
 Dana                                                 93,400               1,892,284
 Delphi Automotive Systems                           151,600               2,357,380
 Lear /1/                                             39,200               2,015,272
 Magna International                                  23,500               1,736,415
                                                                           8,253,291
BEVERAGES-NON-ALCOHOLIC (0.10%)
 Coca-Cola Enterprises                                17,500                 343,350
BROADCASTING SERVICES & PROGRAMMING (0.05%)
 Liberty Media /1/                                    17,400                 186,180
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.08%)
 Vulcan Materials                                      5,700                 262,314
BUILDING-RESIDENTIAL & COMMERCIAL (1.16%)
 Centex                                                2,500                 140,750
 KB Home                                              37,700               1,879,345
 Pulte                                                37,900               2,016,280
                                                                           4,036,375
CHEMICALS-DIVERSIFIED (2.99%)
 Dow Chemical                                        112,827               3,587,899
 E.I. Du Pont de Nemours                             101,100               4,498,950
 Hercules                                              3,900                  47,580
 PPG Industries                                       44,075               2,305,563
                                                                          10,439,992
CHEMICALS-SPECIALTY (1.44%)
 Ashland                                              43,500               1,776,105
 Cabot                                                 3,800                 113,240
 Eastman Chemical                                     39,400               1,737,540
 Lubrizol                                             36,300               1,251,624
 Millennium Chemicals                                  9,900                 135,135
                                                                           5,013,644
                                                     Shares
                                                      Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COATINGS & PAINT (0.59%)
                                                                        $
 Sherwin-Williams                                     67,300               2,068,129
COMMERCIAL BANKS (1.88%)
 Amsouth Bancorp                                      98,900               2,246,019
 Regions Financial                                    65,150               2,284,810
 SouthTrust                                            8,000                 213,440
 UnionBanCal                                          37,150               1,798,060
                                                                           6,542,329
COMMERCIAL SERVICE-FINANCE (0.54%)
 Deluxe                                               42,500               1,864,900
COMPUTER SERVICES (0.51%)
 Electronic Data Systems                              32,475               1,762,094
COMPUTERS (1.50%)
 Compaq Computer                                      42,300                 429,345
 Hewlett-Packard                                     198,700               3,397,770
 International Business Machines                      16,925               1,417,638
                                                                           5,244,753
COMPUTERS-MEMORY DEVICES (0.05%)
 Quantum /1/                                          24,200                 177,870
CONSUMER PRODUCTS-MISCELLANEOUS (0.65%)
 Fortune Brands                                       43,450               2,270,697
CONTAINERS-PAPER & PLASTIC (0.16%)
 Bemis                                                 3,400                 180,982
 Smurfit-Stone Container /1/                          20,200                 328,048
 Sonoco Products                                       1,300                  37,570
                                                                             546,600
COSMETICS & TOILETRIES (1.19%)
 Procter & Gamble                                     46,100               4,160,986
DISTRIBUTION/WHOLESALE (1.14%)
 Genuine Parts                                        60,225               2,078,365
 Ingram Micro /1/                                      3,000                  44,580
 Tech Data /1/                                        39,200               1,855,728
                                                                           3,978,673
DIVERSIFIED FINANCIAL SERVICES (3.14%)
 Citigroup                                           252,800              10,946,240
DIVERSIFIED MANUFACTURING OPERATIONS (1.33%)
 3M                                                       50                   6,290
 Acuity Brands                                         2,800                  51,940
 Cooper Industries                                    46,300               2,027,940
 Eaton                                                23,425               1,981,989
 FMC                                                   2,475                  95,783
 ITT Industries                                        6,800                 475,048
                                                                           4,638,990
ELECTRIC-INTEGRATED (4.73%)
 Ameren                                               50,700               2,117,232
 American Electric Power                              56,825               2,602,585
 Cinergy                                              48,550               1,724,982
 CMS Energy                                            1,000                  19,360
 Consolidated Edison                                  53,450               2,329,885
 Entergy                                              51,400               2,384,960
 Northeast Utilities                                  95,000               1,900,000
 Potomac Electric Power                               76,800               1,755,648
                                                     Shares
                                                      Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                        $
 Puget Energy                                         61,800               1,281,114
 Western Resources                                     6,200                 107,818
 XCEL Energy                                          10,400                 264,472
                                                                          16,488,056
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.07%)
 Solectron /1/                                        35,200                 256,960
ELECTRONIC CONNECTORS (0.28%)
 Thomas & Betts                                       41,100                 965,850
ELECTRONIC PARTS DISTRIBUTION (1.02%)
 Arrow Electronics                                    67,000               1,768,800
 Avnet                                                70,200               1,798,524
                                                                           3,567,324
ENGINES-INTERNAL COMBUSTION (0.00%)
 Briggs & Stratton                                       250                  10,538
FINANCE-CONSUMER LOANS (0.02%)
 Household International                                 900                  52,461
FINANCE-CREDIT CARD (0.42%)
 American Express                                     35,400               1,451,754
FINANCE-INVESTMENT BANKER & BROKER (2.83%)
 Bear Stearns                                         32,100               1,988,274
 Lehman Brothers Holdings                             43,825               2,585,675
 Merrill Lynch                                        18,800                 788,472
 Morgan Stanley Dean Witter                           94,600               4,514,312
                                                                           9,876,733
FINANCE-MORTGAGE LOAN/BANKER (3.06%)
 Countrywide Credit Industries                        45,675               2,133,479
 Federal Home Loan Mortgage                           37,200               2,431,020
 Federal National Mortgage Association                77,425               6,111,155
                                                                          10,675,654
FINANCIAL GUARANTEE INSURANCE (0.62%)
 MGIC Investment                                      30,500               2,176,480
FOOD (0.60%)
 Archer-Daniels-Midland                              157,415               2,088,897
FOOD-MISCELLANEOUS/DIVERSIFIED (1.53%)
 Conagra Foods                                       104,150               2,551,675
 H.J. Heinz                                           54,575               2,291,604
 Sara Lee                                             23,700                 501,966
                                                                           5,345,245
FOOD-RETAIL (1.06%)
 Albertson's                                          76,900               2,579,226
 Kroger                                               48,400               1,102,068
                                                                           3,681,294
FOOD-WHOLESALE/DISTRIBUTION (0.01%)
 Supervalu                                               700                  21,000
HOME DECORATION PRODUCTS (0.12%)
 Newell Rubbermaid                                    13,100                 411,340
HOME FURNISHINGS (0.60%)
 Leggett & Platt                                      80,000               2,104,000
                                                     Shares
                                                      Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOTELS & MOTELS (0.11%)
                                                                        $
 Hilton Hotels                                        22,300                 364,828
INDUSTRIAL GASES (0.11%)
 Praxair                                               6,900                 393,990
INSTRUMENTS-CONTROLS (0.69%)
 Johnson Controls                                     24,700               2,130,375
 Parker Hannifin                                       5,700                 284,715
                                                                           2,415,090
INSURANCE BROKERS (0.48%)
 AON                                                  46,700               1,668,591
LIFE & HEALTH INSURANCE (0.02%)
 Torchmark                                             1,975                  80,758
MEDICAL PRODUCTS (0.26%)
 Becton Dickinson                                      1,000                  37,170
 Johnson & Johnson                                    13,800                 881,268
                                                                             918,438
MEDICAL-DRUGS (0.84%)
 Abbott Laboratories                                   1,900                 102,505
 Bristol-Myers Squibb                                    900                  25,920
 Merck                                                24,325               1,321,820
 Schering-Plough                                      54,300               1,482,390
                                                                           2,932,635
MEDICAL-HMO (1.85%)
 Aetna /1/                                            53,300               2,537,080
 Health Net /1/                                       68,100               2,019,165
 Humana                                              115,700               1,891,695
                                                                           6,447,940
MONEY CENTER BANKS (5.31%)
 Bank of America                                     124,275               9,007,452
 JP Morgan Chase                                     125,200               4,394,520
 Wachovia                                            134,050               5,099,262
                                                                          18,501,234
MULTI-LINE INSURANCE (3.22%)
 Allstate                                             89,600               3,560,704
 American International Group                         16,215               1,120,781
 Cigna                                                14,300               1,558,700
 MetLife                                              72,500               2,475,150
 St. Paul                                             50,350               2,507,933
                                                                          11,223,268
MULTIMEDIA (0.39%)
 Viacom /1/                                            7,900                 372,090
 Walt Disney                                          42,400                 982,832
                                                                           1,354,922
OIL COMPANY-INTEGRATED (9.17%)
 Amerada Hess                                         25,500               1,960,440
 ChevronTexaco                                        89,164               7,731,410
 Conoco                                               71,750               2,012,587
 Exxon Mobil                                         386,400              15,521,688
 Occidental Petroleum                                 84,400               2,426,500
 Phillips Petroleum                                   38,955               2,329,899
                                                                          31,982,524
                                                     Shares
                                                      Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL REFINING & MARKETING (0.53%)
                                                                        $
 Valero Energy                                        42,900               1,851,564
PAPER & RELATED PRODUCTS (2.16%)
 Boise Cascade                                         9,450                 320,072
 Georgia-Pacific                                      72,350               2,096,703
 International Paper                                  73,750               3,055,462
 Louisiana-Pacific                                    10,100                 118,170
 MeadWestvaco                                         65,716               1,929,422
 Temple-Inland                                           300                  15,882
                                                                           7,535,711
PHOTO EQUIPMENT & SUPPLIES (0.67%)
 Eastman Kodak                                        72,700               2,341,667
POULTRY (0.60%)
 Tyson Foods                                         148,326               2,079,531
POWER CONVERTER & SUPPLY EQUIPMENT (0.34%)
 Hubbell                                              34,900               1,201,607
PRINTING-COMMERCIAL (0.57%)
 R.R. Donnelley & Sons                                62,650               2,002,294
PROPERTY & CASUALTY INSURANCE (0.75%)
 Chubb                                                34,100               2,615,470
REGIONAL BANKS (7.83%)
 Bank One                                            112,900               4,614,223
 Comerica                                             22,900               1,439,265
 FleetBoston Financial                               112,862               3,984,029
 Huntington Bancshares                               100,600               2,041,174
 Keycorp                                              89,950               2,528,494
 National City                                        96,925               3,024,060
 Suntrust Banks                                       16,200               1,101,276
 Union Planters                                       44,000               2,204,840
 US Bancorp                                          115,150               2,729,055
 Wells Fargo                                          71,200               3,641,880
                                                                          27,308,296
RETAIL-AUTOMOBILE (0.64%)
 Autonation /1/                                      139,200               2,227,200
RETAIL-DISCOUNT (0.37%)
 TJX                                                  29,400               1,281,252
RETAIL-MAJOR DEPARTMENT STORE (1.44%)
 May Department Stores                                66,500               2,306,220
 Sears Roebuck                                        51,600               2,721,900
                                                                           5,028,120
RETAIL-OFFICE SUPPLIES (0.58%)
 Office Depot /1/                                    105,700               2,023,098
RETAIL-REGIONAL DEPARTMENT STORE (0.38%)
 Federated Department Stores /1/                      33,500               1,330,955
RETAIL-RESTAURANTS (0.40%)
 McDonald's                                           14,900                 423,160
 Wendy's International                                25,800                 964,920
                                                                           1,388,080
RUBBER-TIRES (0.55%)
 Goodyear Tire & Rubber                               86,400               1,922,400
                                                     Shares
                                                      Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS/THRIFTS (1.90%)
                                                                        $
 Charter One Financial                                 2,992                 105,857
 Golden West Financial                                34,575               2,364,584
 Washington Mutual                                   110,487               4,168,675
                                                                           6,639,116
TELECOMMUNICATION EQUIPMENT (0.45%)
 Nortel Networks                                      58,000                 197,200
 Tellabs /1/                                         162,900               1,383,021
                                                                           1,580,221
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.38%)
 Corning                                             198,700               1,329,303
TELEPHONE-INTEGRATED (7.26%)
 AT&T                                                355,600               4,665,472
 BellSouth                                           106,500               3,232,275
 Qwest Communications International                  261,200               1,313,836
 SBC Communications                                  219,800               6,826,988
 Verizon Communications                              198,375               7,956,821
 WorldCom /1/                                        530,500               1,315,110
                                                                          25,310,502
TOBACCO (1.77%)
 Philip Morris                                       113,175               6,160,115
TOOLS-HAND HELD (0.99%)
 Black & Decker                                       28,275               1,376,427
 Snap-On                                               3,800                 120,384
 Stanley Works                                        41,700               1,938,216
                                                                           3,435,027
TRANSPORT-RAIL (1.39%)
 Burlington Northern Santa Fe                         85,600               2,353,144
 Norfolk Southern                                     93,900               2,012,277
 Union Pacific                                         8,500                 482,800
                                                                           4,848,221
WIRELESS EQUIPMENT (0.01%)
 Motorola                                              3,000                  46,200
                                        TOTAL COMMON STOCKS              331,963,861
                                                                        ------------

                       TOTAL PORTFOLIO INVESTMENTS (95.19%)              331,963,861
CASH AND RECEIVABLES, NET OF LIABILITIES (4.81%)                          16,756,470
                                 TOTAL NET ASSETS (100.00%)             $348,720,331
                                                                        --------------


1   Non-income producing security.


See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           PARTNERS MIDCAP BLEND FUND

                           APRIL 30, 2002 (UNAUDITED)

                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (97.45%)
ADVERTISING AGENCIES (0.70%)
                                                                   $
 Interpublic Group                                2,000                61,760
AEROSPACE & DEFENSE (3.11%)
 Northrop Grumman                                   300                36,198
 Raytheon                                         1,900                80,370
 Titan /1/                                        6,900               157,734
                                                                      274,302
AEROSPACE & DEFENSE EQUIPMENT (0.43%)
 B.F. Goodrich                                    1,200                38,304
AIRLINES (0.21%)
 Southwest Airlines                               1,000                18,210
APPLICATIONS SOFTWARE (1.79%)
 Peregrine Systems /1/                           23,100               158,235
AUDIO & VIDEO PRODUCTS (0.61%)
 Polycom /1/                                      2,600                53,612
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.72%)
 Navistar International                           1,600                63,840
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.05%)
 Lear /1/                                         1,800                92,538
BEVERAGES-NON-ALCOHOLIC (0.42%)
 Coca-Cola Enterprises                            1,900                37,278
BUILDING PRODUCTS-AIR & HEATING (0.59%)
 American Standard /1/                              700                52,290
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.18%)
 Martin Marietta Materials                          400                15,584
CABLE TV (0.83%)
 Adelphia Communications /1/                     12,200                73,444
CASINO HOTELS (0.70%)
 Park Place Entertainment /1/                     5,000                61,500
CELLULAR TELECOMMUNICATIONS (0.07%)
 Triton PCS Holdings /1/                            800                 6,440
CHEMICALS-DIVERSIFIED (0.08%)
 Olin                                               400                 7,284
CHEMICALS-SPECIALTY (1.51%)
 Cabot                                            1,100                32,780
 Eastman Chemical                                 2,200                97,020
 W.R. Grace /1/                                   1,100                 3,740
                                                                      133,540
COATINGS & PAINT (0.25%)
 RPM                                              1,300                22,035
COMMERCIAL BANKS (4.75%)
 Bank of Hawaii                                     300                 8,544
 Banknorth Group                                  1,300                34,307
 Compass Bancshares                               1,900                67,963
 Cullen/Frost Bankers                               600                22,644
 First Tennessee National                           700                27,062
 Hibernia                                         3,000                59,850
 Marshall & Ilsley                                  300                19,095
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                   $
 National Commerce Financial                      1,400                39,186
 North Fork Bancorp.                              1,100                42,482
 Provident Financial Group                          300                 9,081
 SouthTrust                                       1,100                29,348
 Zions Bancorp                                    1,100                59,488
                                                                      419,050
COMPUTER SERVICES (4.00%)
 Affiliated Computer Services /1/                 2,500               135,175
 Bisys Group /1/                                    700                23,940
 DST Systems /1/                                  1,700                84,014
 Sungard Data Systems /1/                         3,700               110,112
                                                                      353,241
COMPUTERS (0.28%)
 Compaq Computer                                  2,400                24,360
COMPUTERS-INTEGRATED SYSTEMS (0.38%)
 McData /1/                                         900                 6,111
 Synopsys /1/                                       600                27,066
                                                                       33,177
CONSUMER PRODUCTS-MISCELLANEOUS (0.78%)
 Dial                                             1,300                27,274
 Fortune Brands                                     800                41,808
                                                                       69,082
CONTAINERS-PAPER & PLASTIC (0.81%)
 Longview Fibre                                     100                 1,005
 Packaging Corp. of America /1/                   1,800                35,550
 Pactiv /1/                                       1,700                35,139
                                                                       71,694
DATA PROCESSING & MANAGEMENT (0.93%)
 Acxiom /1/                                       1,500                24,945
 SEI Investments                                  1,700                57,273
                                                                       82,218
DECISION SUPPORT SOFTWARE (0.18%)
 Wind River Systems /1/                           1,500                16,335
DISTRIBUTION-WHOLESALE (0.19%)
 Fastenal                                           200                16,728
DIVERSIFIED MANUFACTURING OPERATIONS (1.41%)
 Cooper Industries                                1,400                61,320
 Pentair                                            200                 9,712
 SPX                                                400                53,860
                                                                      124,892
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.88%)
 Aramark                                          1,500                41,550
 Cendant /1/                                      2,000                35,980
                                                                       77,530
E-MARKETING/INFORMATION (0.15%)
 DoubleClick /1/                                  1,700                13,192
ELECTRIC PRODUCTS-MISCELLANEOUS (0.38%)
 Ametek                                             200                 7,746
 Ucar International /1/                           2,000                26,000
                                                                       33,746
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (1.09%)
                                                                   $
 Pinnacle West Capital                              100                 4,382
 PPL                                              1,200                45,732
 Progress Energy                                    100                 5,189
 Reliant Energy                                   1,600                40,608
                                                                       95,911
ELECTRICAL COMPONENTS & EQUIPMENT (0.24%)
 Power-One /1/                                    2,500                20,900
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.20%)
 Solectron /1/                                   13,000                94,900
 Vishay Intertechnology /1/                         500                10,995
                                                                      105,895
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.95%)
 Conexant Systems /1/                             3,400                34,680
 Intersil Holding /1/                             2,500                67,125
 LSI Logic /1/                                    2,000                25,700
 Microchip Technology /1/                         1,500                66,750
 National Semiconductor /1/                       2,100                66,192
                                                                      260,447
ELECTRONIC PARTS DISTRIBUTION (0.58%)
 Avnet                                            2,000                51,240
ENTERPRISE SOFTWARE & SERVICE (0.73%)
 BMC Software /1/                                 3,100                44,826
 Legato Systems /1/                               2,800                19,320
                                                                       64,146
ENTERTAINMENT SOFTWARE (1.54%)
 Electronic Arts /1/                              2,300               135,815
FIDUCIARY BANKS (1.50%)
 Mellon Financial                                 3,500               132,160
FILTRATION & SEPARATION PRODUCTS (0.33%)
 Pall                                             1,400                29,120
FINANCE-CREDIT CARD (0.09%)
 Metris                                             600                 7,824
FINANCE-INVESTMENT BANKER & BROKER (1.03%)
 Bear Stearns                                       800                49,552
 Lehman Brothers Holdings                           700                41,300
                                                                       90,852
FINANCIAL GUARANTEE INSURANCE (0.15%)
 MBIA                                               250                13,483
FOOD-MEAT PRODUCTS (0.57%)
 Smithfield Foods /1/                             2,400                50,640
FOOD-MISCELLANEOUS/DIVERSIFIED (0.60%)
 H.J. Heinz                                         600                25,194
 Sara Lee                                         1,300                27,534
                                                                       52,728
FOOD-RETAIL (0.70%)
 Kroger                                           2,700                61,479
GAS-DISTRIBUTION (0.26%)
 Sempra Energy                                      900                23,013
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE COST CONTAINMENT (1.10%)
                                                                   $
 Caremark Rx /1/                                  4,500                96,750
INDEPENDENT POWER PRODUCER (4.03%)
 Calpine /1/                                     21,600               237,600
 Mirant /1/                                       4,418                53,369
 Reliant Resources /1/                            4,200                64,806
                                                                      355,775
INSTRUMENTS-CONTROLS (0.70%)
 Parker Hannifin                                    900                44,955
 Thermo Electron /1/                                900                17,010
                                                                       61,965
INSTRUMENTS-SCIENTIFIC (0.09%)
 Millipore                                          200                 7,990
INTERNET BROKERS (0.38%)
 E*trade Group /1/                                4,500                33,930
INTERNET INFRASTRUCTURE SOFTWARE (0.29%)
 Retek /1/                                        1,100                25,959
INTERNET SECURITY (0.45%)
 Checkfree /1/                                      900                18,324
 Network Associates /1/                             700                12,425
 RSA Security /1/                                 1,500                 9,150
                                                                       39,899
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.75%)
 Franklin Resources                               1,400                58,660
 Waddell & Reed Financial                           300                 7,725
                                                                       66,385
LIFE & HEALTH INSURANCE (0.25%)
 Protective Life                                    700                22,302
MACHINERY TOOLS & RELATED PRODUCTS (0.13%)
 Kennametal                                         300                11,898
MACHINERY-PUMPS (0.16%)
 Flowserve                                          400                13,800
MEDICAL INSTRUMENTS (1.83%)
 Apogent Technologies /1/                         1,600                37,120
 St. Jude Medical                                 1,500               124,815
                                                                      161,935
MEDICAL LABORATORY & TESTING SERVICE (2.10%)
 Covance /1/                                      1,300                26,091
 Laboratory Corp. of America Holdings /1/           400                39,680
 Quest Diagnostics /1/                            1,300               119,509
                                                                      185,280
MEDICAL PRODUCTS (0.54%)
 Varian Medical Systems                           1,100                47,685
MEDICAL STERILIZATION PRODUCT (0.48%)
 Steris /1/                                       1,900                42,085
MEDICAL-BIOMEDICAL/GENE (3.05%)
 Genzyme /1/                                      1,300                53,222
 Icos /1/                                         1,000                25,760
 Idec Pharmaceuticals /1/                         1,200                65,940
 InterMune /1/                                    1,400                37,450
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (CONTINUED)
                                                                   $
 Protein Design Labs /1/                          3,300                59,268
 Transkaryotic Therapies                            700                27,902
                                                                      269,542
MEDICAL-DRUGS (1.50%)
 Allergan                                           400                26,364
 Biovail /1/                                        400                15,108
 Cephalon /1/                                     1,100                64,504
 Medimmune /1/                                      800                26,720
                                                                      132,696
MEDICAL-HMO (1.27%)
 Anthem /1/                                       1,300                88,660
 Health Net /1/                                     800                23,720
                                                                      112,380
MEDICAL-HOSPITALS (0.80%)
 LifePoint Hospitals /1/                            900                37,800
 Universal Health Services                          700                32,585
                                                                       70,385
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.56%)
 Apria Healthcare Group /1/                       1,900                49,381
MOTION PICTURES & SERVICES (0.12%)
 Alliance Atlantis Communications                   900                10,575
MULTI-LINE INSURANCE (3.88%)
 Allmerica Financial                              1,400                69,874
 American Financial Group                         1,300                38,597
 Loews                                              800                47,960
 Loews /1/                                        1,400                45,948
 Old Republic International                       1,400                46,522
 Prudential Financial /1/                         2,300                73,830
 Safeco                                             600                20,040
                                                                      342,771
MULTIMEDIA (0.49%)
 Gannett                                            400                29,320
 Media General                                      200                13,724
                                                                       43,044
NETWORKING PRODUCTS (0.58%)
 Lucent Technologies                             11,200                51,520
NON-HAZARDOUS WASTE DISPOSAL (0.37%)
 Allied Waste Industries /1/                      2,700                32,778
OIL & GAS DRILLING (1.95%)
 Ensco International                                400                13,504
 GlobalSantaFe                                    2,164                75,935
 Nabors Industries /1/                              200                 9,110
 Noble Drilling /1/                               1,000                43,350
 Precision Drilling /1/                             900                30,159
                                                                      172,058
OIL COMPANY-EXPLORATION & PRODUCTION (1.13%)
 Ocean Energy                                     1,200                25,680
 XTO Energy                                       3,650                74,460
                                                                      100,140
OIL FIELD MACHINERY & EQUIPMENT (0.34%)
 National-Oilwell /1/                               600                15,942
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL FIELD MACHINERY & EQUIPMENT (CONTINUED)
                                                                   $
 Smith International                                200                14,010
                                                                       29,952
OIL-FIELD SERVICES (0.61%)
 Baker Hughes                                       300                11,304
 BJ Services /1/                                    600                22,044
 Hanover Compressor /1/                           1,100                20,735
                                                                       54,083
PAPER & RELATED PRODUCTS (1.49%)
 Bowater                                          1,000                47,680
 Louisiana-Pacific                                1,000                11,700
 Sappi                                            2,400                30,216
 Temple-Inland                                      800                42,352
                                                                      131,948
PIPELINES (1.86%)
 Aquila                                             513                 8,228
 Dynegy                                           4,900                88,200
 Equitable Resources                              1,200                43,140
 Kinder Morgan Management                           694                24,530
                                                                      164,098
POULTRY (0.35%)
 Tyson Foods                                      2,185                30,634
PRINTING-COMMERCIAL (1.61%)
 Valassis Communications                          3,800               142,082
PUBLISHING-PERIODICALS (1.00%)
 Readers Digest Association                       3,700                88,060
RECREATIONAL CENTERS (1.41%)
 Bally Total Fitness Holding                      5,700               124,545
REGIONAL BANKS (1.93%)
 Comerica                                           700                43,995
 PNC Financial Services Group                     2,300               126,845
                                                                      170,840
REINSURANCE (0.38%)
 Everest Re Group                                   500                33,950
RENTAL-AUTO & EQUIPMENT (0.29%)
 United Rentals /1/                               1,000                25,500
RESORTS & THEME PARKS (0.68%)
 Six Flags                                        3,300                60,390
RETAIL-APPAREL & SHOE (0.65%)
 Abercrombie & Fitch /1/                            300                 9,000
 Foot Locker                                      1,800                28,350
 Ross Stores                                        500                20,305
                                                                       57,655
RETAIL-BOOKSTORE (1.06%)
 Barnes & Noble /1/                               2,100                63,462
 Borders Group /1/                                1,300                30,303
                                                                       93,765
RETAIL-COMPUTER EQUIPMENT (0.31%)
 CDW Computer Centers /1/                           500                27,400
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-CONSUMER ELECTRONICS (0.37%)
                                                                   $
 Circuit City Stores                              1,500                32,340
RETAIL-DISCOUNT (2.06%)
 BJ's Wholesale Club /1/                          1,900                84,797
 Costco Wholesale                                   200                 8,040
 Dollar General                                   4,200                66,150
 Dollar Tree Stores /1/                             600                22,884
                                                                      181,871
RETAIL-RESTAURANTS (0.32%)
 Brinker International /1/                          200                 6,888
 CBRL Group                                         700                21,245
                                                                       28,133
SAVINGS & LOANS/THRIFTS (2.51%)
 Charter One Financial                            2,330                82,435
 Downey Financial                                   400                21,248
 Golden State Bancorp                             2,300                75,877
 Sovereign Bancorp                                2,900                41,847
                                                                      221,407
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.39%)
 Atmel /1/                                        4,700                42,300
 Genesis Microchip                                1,000                24,010
 Integrated Device Technology /1/                 2,000                56,080
                                                                      122,390
SEMICONDUCTOR EQUIPMENT (0.68%)
 Amkor Technology /1/                               700                14,070
 ASM Lithography Holding /1/                        600                13,398
 Teradyne /1/                                     1,000                32,950
                                                                       60,418
STEEL-PRODUCERS (0.12%)
 AK Steel Holding                                   900                11,034
TELECOMMUNICATION SERVICES (0.30%)
 Amdocs /1/                                       1,200                26,076
TELEPHONE-INTEGRATED (0.18%)
 WorldCom /1/                                     6,300                15,618
THERAPEUTICS (1.13%)
 Gilead Sciences /1/                              2,500                77,800
 Scios /1/                                          700                21,651
                                                                       99,451
TOBACCO (0.63%)
 RJ Reynolds Tobacco Holdings                       800                55,360
TOYS (0.69%)
 Hasbro                                           3,800                60,724
TRANSPORT-AIR FREIGHT (0.18%)
 CNF                                                500                15,805
TRANSPORT-EQUIPMENT & LEASING (0.33%)
 Gatx                                               900                28,818
TRANSPORT-RAIL (0.37%)
 Burlington Northern Santa Fe                     1,200                32,988
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-TRUCK (0.33%)
                                                                   $
 Swift Transportation /1/                         1,500                29,175
WIRELESS EQUIPMENT (0.98%)
 DMC Stratex Networks /1/                         2,400                10,080
 Powerwave Technologies /1/                       2,000                23,880
 RF Micro Devices /1/                             3,000                52,200
                                                                       86,160
                                   TOTAL COMMON STOCKS              8,604,672

                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
PREFERRED STOCKS (0.16%)
MULTIMEDIA (0.16%)
 News                                               656                14,537
                                TOTAL PREFERRED STOCKS                 14,537
                                                                   ----------

                  TOTAL PORTFOLIO INVESTMENTS (97.61%)              8,619,209
CASH AND RECEIVABLES, NET OF LIABILITIES (2.39%)                      210,731
                            TOTAL NET ASSETS (100.00%)             $8,829,940
                                                                   ------------

1    Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS MIDCAP GROWTH FUND

                           APRIL 30, 2002 (UNAUDITED)

                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (92.82%)
ADVERTISING AGENCIES (1.48%)
                                                                  $
 Interpublic Group                               2,790                86,155
ADVERTISING SALES (0.77%)
 Lamar Advertising /1/                           1,050                45,076
ADVERTISING SERVICES (0.47%)
 Getty Images /1/                                  780                27,152
AIRLINES (0.45%)
 Northwest Airlines /1/                          1,420                26,185
APPLICATIONS SOFTWARE (2.07%)
 J.D. Edwards /1/                                3,260                36,186
 Mercury Interactive /1/                         1,320                49,196
 Peregrine Systems /1/                           5,130                35,141
                                                                     120,523
AUDIO & VIDEO PRODUCTS (0.52%)
 Polycom /1/                                     1,460                30,105
BEVERAGES-NON-ALCOHOLIC (0.78%)
 Pepsi Bottling Group                            1,580                45,251
BUILDING-MAINTENANCE & SERVICE (0.46%)
 Ecolab                                            610                26,785
CABLE TV (0.86%)
 USA Networks /1/                                1,680                50,249
CASINO HOTELS (0.69%)
 MGM Mirage                                      1,000                40,150
CASINO SERVICES (0.79%)
 International Game Technology                     730                45,953
COMMERCIAL BANKS (0.40%)
 Zions Bancorp                                     430                23,254
COMPUTER SERVICES (3.08%)
 Affiliated Computer Services /1/                  900                48,663
 Bisys Group /1/                                 1,260                43,092
 DST Systems /1/                                   740                36,571
 Sungard Data Systems /1/                        1,730                51,485
                                                                     179,811
COMPUTERS-INTEGRATED SYSTEMS (1.73%)
 Brocade Communications System /1/               3,940               100,825
COMPUTERS-PERIPHERAL EQUIPMENT (0.85%)
 Lexmark International /1/                         830                49,617
CONSULTING SERVICES (0.48%)
 KPMG Consulting /1/                             1,600                28,000
DATA PROCESSING & MANAGEMENT (1.41%)
 Fiserv /1/                                        965                42,904
 SEI Investments                                 1,160                39,080
                                                                      81,984
DENTAL SUPPLIES & EQUIPMENT (0.77%)
 Dentsply International                          1,125                44,629
E-COMMERCE/PRODUCTS (0.99%)
 Amazon.Com /1/                                  3,460                57,747
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
E-COMMERCE/SERVICES (0.98%)
                                                                  $
 TMP Worldwide /1/                               1,900                57,323
ELECTRONIC COMPONENTS-SEMICONDUCTOR (7.79%)
 Broadcom /1/                                    1,730                59,685
 International Rectifier /1/                       950                43,814
 Microchip Technology /1/                        1,550                68,975
 National Semiconductor /1/                      2,070                65,246
 Nvidia /1/                                      2,230                77,626
 PMC - Sierra /1/                                3,710                57,728
 QLogic /1/                                      1,770                80,907
                                                                     453,981
ENTERPRISE SOFTWARE & SERVICE (0.64%)
 Advent Software /1/                               760                37,529
ENTERTAINMENT SOFTWARE (1.87%)
 Electronic Arts /1/                               890                52,555
 THQ                                             1,605                56,271
                                                                     108,826
FIDUCIARY BANKS (0.93%)
 Investors Financial Services                      740                54,494
FINANCE-AUTO LOANS (0.80%)
 AmeriCredit /1/                                 1,200                46,584
FINANCE-INVESTMENT BANKER & BROKER (1.62%)
 Bear Stearns                                      670                41,500
 Legg Mason                                      1,050                52,752
                                                                      94,252
FOOD-CONFECTIONERY (0.48%)
 Hershey Foods                                     410                27,880
FOOD-MISCELLANEOUS/DIVERSIFIED (0.93%)
 Kellogg                                         1,510                54,239
HEALTH CARE COST CONTAINMENT (0.80%)
 Caremark Rx /1/                                 2,160                46,440
HOTELS & MOTELS (1.47%)
 Hilton Hotels                                   2,710                44,336
 Starwood Hotels & Resorts Worldwide             1,090                41,202
                                                                      85,538
INDEPENDENT POWER PRODUCER (1.62%)
 Calpine /1/                                     4,340                47,740
 Mirant /1/                                      3,880                46,870
                                                                      94,610
INSURANCE BROKERS (0.53%)
 Arthur J. Gallagher                               850                30,685
INTERNET BROKERS (0.55%)
 E*trade Group /1/                               4,240                31,970
INTERNET SECURITY (0.68%)
 Symantec /1/                                    1,120                39,659
MEDICAL INSTRUMENTS (1.61%)
 St. Jude Medical                                1,130                94,027
MEDICAL LABORATORY & TESTING SERVICE (2.63%)
 Laboratory Corp. of America Holdings /1/          750                74,400
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL LABORATORY & TESTING SERVICE (CONTINUED)
                                                                  $
 Quest Diagnostics /1/                             860                79,060
                                                                     153,460
MEDICAL PRODUCTS (2.95%)
 Henry Schein /1/                                1,220                58,060
 Varian Medical Systems                          1,750                75,862
 Zimmer Holdings /1/                             1,090                37,834
                                                                     171,756
MEDICAL-BIOMEDICAL/GENE (1.52%)
 Idec Pharmaceuticals /1/                        1,610                88,469
MEDICAL-DRUGS (4.15%)
 Cephalon /1/                                      480                28,147
 King Pharmaceuticals /1/                        2,673                83,772
 Medimmune /1/                                   2,815                94,021
 OSI Pharmaceuticals /1/                         1,130                36,126
                                                                     242,066
MEDICAL-HMO (2.79%)
 Anthem /1/                                      1,150                78,430
 Wellpoint Health Networks /1/                   1,120                84,090
                                                                     162,520
MEDICAL-HOSPITALS (0.73%)
 Universal Health Services                         910                42,361
MEDICAL-WHOLESALE DRUG DISTRIBUTION (1.33%)
 AmerisourceBergen                               1,000                77,500
NETWORKING PRODUCTS (2.73%)
 Emulex /1/                                      1,780                51,602
 Extreme Networks /1/                            5,020                45,130
 Network Appliance /1/                           3,570                62,296
                                                                     159,028
OFFICE SUPPLIES & FORMS (0.49%)
 Avery Dennison                                    450                28,823
OIL & GAS DRILLING (0.84%)
 Ensco International                             1,450                48,952
OIL COMPANY-EXPLORATION & PRODUCTION (1.82%)
 Kerr-McGee                                        440                26,312
 Murphy Oil                                        510                48,118
 Pogo Producing                                    920                31,501
                                                                     105,931
OIL FIELD MACHINERY & EQUIPMENT (2.31%)
 Cooper Cameron /1/                                860                47,163
 Weatherford International /1/                   1,760                87,771
                                                                     134,934
OIL-FIELD SERVICES (2.03%)
 BJ Services /1/                                 2,150                78,991
 Tidewater                                         900                39,150
                                                                     118,141
OPTICAL SUPPLIES (0.75%)
 Alcon                                           1,270                44,006
PAPER & RELATED PRODUCTS (1.23%)
 Boise Cascade                                     860                29,128
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
                                                                  $
 Bowater                                           890                42,435
                                                                      71,563
PHARMACY SERVICES (1.09%)
 Express Scripts /1/                             1,010                63,842
RADIO (0.65%)
 Emmis Communications /1/                        1,310                38,082
RETAIL-COMPUTER EQUIPMENT (0.70%)
 CDW Computer Centers /1/                          740                40,552
RETAIL-CONSUMER ELECTRONICS (1.48%)
 Best Buy /1/                                    1,160                86,246
RETAIL-DISCOUNT (1.04%)
 Dollar Tree Stores /1/                            700                26,698
 Family Dollar Stores                              990                34,254
                                                                      60,952
RETAIL-HOME FURNISHINGS (0.51%)
 Pier 1 Imports                                  1,250                29,938
RETAIL-JEWELRY (1.04%)
 Tiffany                                         1,530                60,817
RETAIL-RESTAURANTS (0.48%)
 Krispy Kreme Doughnuts /1/                        740                28,253
RETAIL-VIDEO RENTAL (0.79%)
 Hollywood Entertainment /1/                     2,220                45,821
SCHOOLS (1.22%)
 Apollo Group /1/                                1,095                41,982
 Education Management /1/                          680                29,322
                                                                      71,304
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.80%)
 Globespan Virata /1/                            5,740                33,866
 Marvell Technology Group /1/                    1,980                71,280
                                                                     105,146
SEMICONDUCTOR EQUIPMENT (5.43%)
 Amkor Technology /1/                            1,990                39,999
 Kla-Tencor /1/                                  1,810               106,736
 Lam Research /1/                                1,470                37,720
 Novellus Systems /1/                            1,770                83,898
 Teradyne /1/                                    1,470                48,436
                                                                     316,789
SEMICONDUCTORS (0.88%)
 Microtune /1/                                   4,590                51,178
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.73%)
 Finisar /1/                                     6,690                42,749
TELECOMMUNICATIONS (0.55%)
 Newport                                         1,560                31,996
TELEVISION (0.69%)
 Univision Communications /1/                    1,010                40,360
THERAPEUTICS (1.64%)
 CV Therapeutics /1/                             1,330                38,490
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (CONTINUED)
                                                                  $
 Gilead Sciences /1/                             1,830                56,950
                                                                      95,440
WEB PORTALS (0.70%)
 Yahoo /1/                                       2,750                40,590
WIRELESS EQUIPMENT (0.75%)
 RF Micro Devices /1/                            2,530                44,022
                                  TOTAL COMMON STOCKS              5,411,075
                                                                  ----------

                 TOTAL PORTFOLIO INVESTMENTS (92.82%)              5,411,075
CASH AND RECEIVABLES, NET OF LIABILITIES (7.18%)                     418,641
                           TOTAL NET ASSETS (100.00%)             $5,829,716
                                                                  ------------



/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           PARTNERS MIDCAP VALUE FUND

                           APRIL 30, 2002 (UNAUDITED)

                                                   Shares
                                                    Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (88.20%)
APPAREL MANUFACTURERS (2.07%)
                                                                     $
 Liz Claiborne                                     12,600              394,254
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.86%)
 Lear /1/                                           3,200              164,512
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.97%)
 Vulcan Materials                                   4,000              184,080
BUILDING PRODUCTS-AIR & HEATING (1.92%)
 American Standard /1/                              4,900              366,030
CABLE TV (1.24%)
 Cablevision Systems /1/                            5,600              131,600
 USA Networks /1/                                   3,500              104,685
                                                                       236,285
COATINGS & PAINT (0.43%)
 Sherwin-Williams                                   2,700               82,971
COMMERCIAL BANKS (5.73%)
 City National                                      4,800              265,200
 Cullen/Frost Bankers                               3,600              135,864
 North Fork Bancorp.                                6,300              243,306
 SouthTrust                                         9,400              250,792
 TCF Financial                                      3,800              197,790
                                                                     1,092,952
COMMERCIAL SERVICE-FINANCE (0.88%)
 H&R Block                                          4,200              168,504
COMPUTER AIDED DESIGN (0.94%)
 Cadence Design Systems /1/                         8,800              180,224
DIALYSIS CENTERS (1.66%)
 DaVita /1/                                        12,200              316,224
DISPOSABLE MEDICAL PRODUCTS (0.60%)
 C.R. Bard                                          2,100              115,374
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (1.60%)
 Viad                                              10,000              304,800
ELECTRIC-INTEGRATED (1.05%)
 Exelon                                             3,700              200,910
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.85%)
 Vishay Intertechnology /1/                         7,400              162,726
ENTERPRISE SOFTWARE & SERVICE (2.27%)
 Computer Associates International                 16,200              301,320
 Sybase /1/                                         9,300              130,758
                                                                       432,078
FINANCE-INVESTMENT BANKER & BROKER (1.55%)
 Lehman Brothers Holdings                           5,000              295,000
FINANCIAL GUARANTEE INSURANCE (4.10%)
 AMBAC Financial Group                              4,200              264,012
 MBIA                                               3,350              180,665
 Radian Group                                       6,500              337,350
                                                                       782,027
FOOD (1.52%)
 Archer-Daniels-Midland                            21,900              290,613
                                                   Shares
                                                    Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-DAIRY PRODUCTS (1.59%)
                                                                     $
 Dean Foods /1/                                     8,200              303,564
HUMAN RESOURCES (1.48%)
 Manpower                                           7,000              281,750
INDUSTRIAL GASES (0.96%)
 Air Products & Chemicals                           3,800              182,590
INSTRUMENTS-CONTROLS (0.76%)
 Parker Hannifin                                    2,900              144,855
INSURANCE BROKERS (1.31%)
 AON                                                7,000              250,110
INTERNET FINANCIAL SERVICES (1.18%)
 IndyMac Bancorp                                    8,900              224,725
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.16%)
 Federated Investors                                6,900              221,214
LEISURE & RECREATION PRODUCTS (1.18%)
 Brunswick                                          8,000              225,520
LIFE & HEALTH INSURANCE (1.98%)
 John Hancock Financial Services                    9,800              378,280
LOTTERY SERVICES (1.66%)
 Gtech Holdings /1/                                 5,300              317,523
MEDICAL INSTRUMENTS (0.43%)
 Beckman Coulter                                    1,700               81,209
MEDICAL-DRUGS (0.70%)
 ICN Pharmaceuticals                                4,800              132,768
MEDICAL-HMO (1.86%)
 Anthem /1/                                         5,200              354,640
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (1.93%)
 Lincare Holdings /1/                              11,700              368,316
MULTI-LINE INSURANCE (3.54%)
 Cigna                                              2,900              316,100
 Loews                                              6,000              359,700
                                                                       675,800
MULTIMEDIA (0.53%)
 Belo                                               4,300              100,448
OFFICE AUTOMATION & EQUIPMENT (1.08%)
 Pitney Bowes                                       4,900              206,290
OIL & GAS DRILLING (0.82%)
 Noble Drilling /1/                                 3,600              156,060
OIL COMPANY-EXPLORATION & PRODUCTION (3.88%)
 Apache                                             4,490              261,902
 Ocean Energy                                       7,400              158,360
 Talisman Energy                                    3,500              149,730
 XTO Energy                                         8,300              169,320
                                                                       739,312
OIL REFINING & MARKETING (1.64%)
 Sunoco                                             9,100              312,858
                                                   Shares
                                                    Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PHARMACY SERVICES (0.93%)
                                                                     $
 Omnicare                                           6,600              176,484
PIPELINES (1.04%)
 Equitable Resources                                5,500              197,725
PRINTING-COMMERCIAL (1.67%)
 Valassis Communications                            8,500              317,815
PROPERTY & CASUALTY INSURANCE (2.89%)
 Chubb                                              3,500              268,450
 XL Capital                                         3,000              283,050
                                                                       551,500
PUBLISHING-NEWSPAPERS (0.53%)
 Knight Ridder                                      1,500              100,500
PUBLISHING-PERIODICALS (0.95%)
 Readers Digest Association                         7,600              180,880
REGIONAL BANKS (1.71%)
 Comerica                                           5,200              326,820
RETAIL-APPAREL & SHOE (3.90%)
 Foot Locker                                       24,200              381,150
 Payless Shoesource /1/                             6,200              362,948
                                                                       744,098
RETAIL-AUTOMOBILE (2.44%)
 Autonation /1/                                    29,100              465,600
RETAIL-MAJOR DEPARTMENT STORE (1.84%)
 May Department Stores                             10,100              350,268
RETAIL-RESTAURANTS (1.46%)
 Brinker International /1/                          8,100              278,964
SAVINGS & LOANS-THRIFTS (3.47%)
 Golden State Bancorp                              10,600              349,694
 Greenpoint Financial                               6,300              311,535
                                                                       661,229
TELECOMMUNICATION EQUIPMENT (1.25%)
 Harris                                             6,600              238,986
TELECOMMUNICATION SERVICES (0.69%)
 Amdocs /1/                                         6,100              132,553
TRANSPORT-MARINE (1.02%)
 Teekay Shipping                                    5,300              195,464

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           PARTNERS MIDCAP VALUE FUND

                           APRIL 30, 2002 (UNAUDITED)



                                       Shares
                                        Held       Value
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)


TRANSPORT-RAIL (2.50%)

 Canadian National Railway                       4,600            $   220,110

 CSX                                             7,100                256,807

                                                                      476,917


                                  TOTAL COMMON STOCKS              16,823,199
                                                                  -----------



                 TOTAL PORTFOLIO INVESTMENTS (88.20%)              16,823,199

CASH AND RECEIVABLES, NET OF LIABILITIES (11.80%)                   2,251,024
                           TOTAL NET ASSETS (100.00%)             $19,074,223

                                                                  -------------


/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        PARTNERS SMALLCAP GROWTH FUND I

                           APRIL 30, 2002 (UNAUDITED)

                                                   Shares
                                                    Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (92.84%)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.96%)
                                                                      $
 American Axle & Manufacturing Holdings /1/         20,000                660,000
BANKS (1.95%)
 Boston Private Financial Holdings                  49,800              1,337,130
BUSINESS TO BUSINESS-E COMMERCE (0.91%)
 webMethods /1/                                     42,000                624,960
CASINO SERVICES (1.37%)
 Scientific Games                                   94,100                938,177
CELLULAR TELECOMMUNICATIONS (0.45%)
 AirGate PCS /1/                                    21,700                310,310
COLLECTIBLES (0.75%)
 Racing Champions Ertl                              23,900                511,627
COMMERCIAL BANKS (0.60%)
 Commerce Bancorp                                    8,300                409,937
COMMERCIAL SERVICE-FINANCE (3.64%)
 Clark/Bardes /1/                                   41,100                969,960
 Euronet Worldwide                                  93,000              1,524,270
                                                                        2,494,230
COMMERCIAL SERVICES (5.29%)
 Alliance Data Systems /1/                          61,300              1,511,045
 Coinstar /1/                                       38,600              1,244,078
 Memberworks /1/                                    50,000                870,000
                                                                        3,625,123
COMMUNICATIONS SOFTWARE (0.69%)
 Witness Systems                                    60,000                472,140
COMPUTER GRAPHICS (0.93%)
 Viewpoint                                         106,600                639,600
COMPUTER SERVICES (1.12%)
 Tripos                                             31,900                766,557
COMPUTERS-INTEGRATED SYSTEMS (1.09%)
 Kronos /1/                                         18,400                747,960
COMPUTERS-PERIPHERAL EQUIPMENT (0.41%)
 Tivo                                               75,100                279,372
COMPUTERS-VOICE RECOGNITION (0.84%)
 Talx                                               35,470                578,161
DECISION SUPPORT SOFTWARE (0.65%)
 Precise Software Solutions /1/                     33,800                444,132
E-SERVICES-CONSULTING (0.75%)
 Answerthink /1/                                    79,300                511,485
EDUCATIONAL SOFTWARE (1.26%)
 PLATO Learning                                     64,433                864,691
ELECTRICAL COMPONENTS & EQUIPMENT (1.43%)
 Power-One /1/                                     117,500                982,300
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.79%)
 Oak Technology /1/                                 37,900                539,317
                                                   Shares
                                                    Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERTAINMENT SOFTWARE (1.78%)
                                                                      $
 Activision /1/                                     38,750              1,219,850
FINANCE-INVESTMENT BANKER & BROKER (0.77%)
 Investment Technology Group                        11,500                529,000
HEALTHCARE SAFETY DEVICE (0.51%)
 Med-Design                                         25,200                352,800
HEALTHCARE-PRODUCTS (1.84%)
 Oakley /1/                                         63,500              1,264,920
HEALTHCARE-SERVICES (1.31%)
 Dianon Systems /1/                                 13,700                898,720
HUMAN RESOURCES (0.91%)
 AMN Healthcare Services /1/                        20,000                616,200
 Medical Staffing Network Holdings                     400                  9,696
                                                                          625,896
INSURANCE (1.65%)
 HCC Insurance Holdings                             43,600              1,133,600
INSURANCE BROKERS (0.75%)
 Arthur J. Gallagher                                14,200                512,620
INTERNET CONTENT-ENTERTAINMENT (1.76%)
 Alloy                                              95,700              1,210,605
INTERNET INFRASTRUCTURE SOFTWARE (0.92%)
 Retek /1/                                          26,700                630,093
INTERNET SECURITY (0.55%)
 Secure Computing /1/                               29,800                374,586
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.57%)
 Affiliated Managers Group /1/                       6,100                387,960
MEDIA (2.04%)
 Crown Media Holdings /1/                          138,300              1,396,830
MEDICAL INSTRUMENTS (2.35%)
 Endocare                                           84,000              1,611,960
MEDICAL PRODUCTS (3.82%)
 American Medical Systems Holding /1/               67,400              1,548,852
 Wright Medical Group /1/                           56,600              1,073,136
                                                                        2,621,988
MEDICAL-BIOMEDICAL/GENE (3.95%)
 Charles River Laboratories International
  /1/                                               19,400                581,030
 Cryolife /1/                                       34,400              1,013,768
 Integra LifeSciences Holdings                      22,900                446,550
 InterMune /1/                                      25,000                668,750
                                                                        2,710,098
MEDICAL-DRUGS (4.42%)
 Cephalon /1/                                       19,500              1,143,480
 First Horizon Pharmaceutical /1/                   23,400                609,336
 OSI Pharmaceuticals /1/                            19,500                623,415
 Salix Pharmaceuticals                              44,300                656,482
                                                                        3,032,713
MEDICAL-GENERIC DRUGS (0.64%)
 Impax Laboratories /1/                             63,900                440,910
                                                   Shares
                                                    Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HOSPITALS (1.12%)
                                                                      $
 Province Healthcare /1/                            19,900                766,349
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (1.54%)
 Select Medical                                     70,300              1,058,015
OIL & GAS DRILLING (1.48%)
 Patterson-UTI Energy /1/                           31,800              1,017,600
OIL FIELD MACHINERY & EQUIPMENT (1.43%)
 National-Oilwell /1/                               36,800                977,776
OIL-FIELD SERVICES (1.75%)
 CAL Dive International /1/                         46,400              1,201,760
PHARMACY SERVICES (1.07%)
 Accredo Health /1/                                 11,300                731,449
RADIO (1.33%)
 Radio One /1/                                      24,800                530,720
 Regent Communications                              49,800                379,974
                                                                          910,694
RETAIL-APPAREL & SHOE (5.67%)
 Charlotte Russe Holding /1/                        36,800              1,035,552
 dELiA*s                                           162,800              1,072,852
 Hot Topic /1/                                      33,900                764,784
 Too /1/                                            24,000                723,600
 Urban Outfitters                                    9,600                290,304
                                                                        3,887,092
RETAIL-COMPUTER EQUIPMENT (2.37%)
 GameStop                                           32,400                617,220
 Insight Enterprises /1/                            38,700              1,010,070
                                                                        1,627,290
RETAIL-DISCOUNT (0.82%)
 Tuesday Morning                                    21,100                562,315
RETAIL-LEISURE PRODUCTS (0.62%)
 West Marine                                        19,200                425,856
RETAIL-MAIL ORDER (1.27%)
 J. Jill Group /1/                                  27,600                870,504
SCHOOLS (1.91%)
 Education Management /1/                           15,300                659,736
 Princeton Review                                   92,100                653,910
                                                                        1,313,646
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.98%)
 Integrated Device Technology /1/                   23,900                670,156
SEMICONDUCTOR EQUIPMENT (1.23%)
 LTX /1/                                            39,800                844,158
SEMICONDUCTORS (5.18%)
 Artisan Components /1/                            202,300              2,981,902
 Microtune /1/                                      51,100                569,765
                                                                        3,551,667
SOFTWARE (0.85%)
 Iona Technologies /1/                              35,800                434,970
 Opnet Technologies /1/                             18,900                148,365
                                                                          583,335
                                                   Shares
                                                    Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SOFTWARE TOOLS (0.80%)
                                                                      $
 Borland Software /1/                               50,400                549,360
TELECOMMUNICATION SERVICES (1.99%)
 Intrado /1/                                        41,700                775,203
 RMH Teleservices                                   46,500                593,340
                                                                        1,368,543
THERAPEUTICS (1.85%)
 Cell Therapeutics /1/                              24,800                308,016
 CV Therapeutics /1/                                33,200                960,808
                                                                        1,268,824
TOBACCO (1.09%)
 Vector Group                                       35,450                749,768
TRANSPORT-RAIL (0.07%)
 Railamerica                                         5,000                 45,950
                                      TOTAL COMMON STOCKS              63,674,465
                                                                      -----------

                     TOTAL PORTFOLIO INVESTMENTS (92.84%)              63,674,465
CASH AND RECEIVABLES, NET OF LIABILITIES (7.16%)                        4,911,435
                               TOTAL NET ASSETS (100.00%)             $68,585,900
                                                                      -------------


1    Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        PARTNERS SMALLCAP GROWTH FUND II

                           APRIL 30, 2002 (UNAUDITED)

                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (93.79%)
AIRLINES (1.30%)
                                                                  $
 Atlantic Coast Airlines Holdings /1/            2,900                63,365
APPLICATIONS SOFTWARE (1.23%)
 Mercury Interactive /1/                         1,200                44,724
 Peregrine Systems /1/                           2,200                15,070
                                                                      59,794
ATHLETIC EQUIPMENT (1.29%)
 Direct Focus /1/                                1,400                62,580
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.42%)
 American Axle & Manufacturing Holdings
  /1/                                            2,100                69,300
BEVERAGES-WINE & SPIRITS (1.99%)
 Constellation Brands /1/                        1,600                96,640
BUILDING-RESIDENTIAL & COMMERCIAL (1.87%)
 Beazer Homes /1/                                  400                35,408
 NVR                                               150                55,463
                                                                      90,871
CELLULAR TELECOMMUNICATIONS (0.12%)
 Triton PCS Holdings /1/                           700                 5,635
COAL (0.64%)
 Arch Coal                                       1,400                31,080
COLLECTIBLES (1.64%)
 Action Performance /1/                          1,700                79,985
COMMERCIAL BANKS (6.39%)
 Greater Bay Bancorp                             1,800                60,282
 North Fork Bancorp.                             2,900               111,998
 Sterling Bancshares                             3,500                47,880
 UCBH Holdings                                   2,300                90,735
                                                                     310,895
COMPUTER SERVICES (5.11%)
 Anteon International /1/                          700                15,925
 CACI International /1/                          3,100                93,539
 Cognizant Technology Solutions /1/              1,700                79,900
 Factset Research Systems                        1,700                59,211
                                                                     248,575
COMPUTERS-INTEGRATED SYSTEMS (0.48%)
 Mercury Computer Systems /1/                      800                23,160
DATA PROCESSING & MANAGEMENT (1.49%)
 Fair, Isaac                                     1,300                72,462
DENTAL SUPPLIES & EQUIPMENT (3.22%)
 Patterson Dental /1/                            3,400               156,740
DIAGNOSTIC EQUIPMENT (0.48%)
 Cytyc /1/                                       1,500                23,565
DIVERSIFIED MANUFACTURING OPERATIONS (1.16%)
 ESCO Technologies /1/                           1,400                56,350
DRUG DELIVERY SYSTEMS (1.11%)
 Penwest Pharmaceuticals                         2,700                53,946
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.84%)
 Planar Systems /1/                              3,600                89,604
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.99%)
                                                                  $
 AstroPower /1/                                  1,300                48,386
ELECTRONICS-MILITARY (0.61%)
 Engineered Support Systems                        600                29,640
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (1.88%)
 EMCOR Group /1/                                 1,500                91,275
ENTERTAINMENT SOFTWARE (1.44%)
 THQ                                             2,000                70,120
FIDUCIARY BANKS (2.27%)
 Investors Financial Services                    1,500               110,460
FOOD-WHOLESALE/DISTRIBUTION (2.09%)
 Fleming                                         2,000                44,080
 Performance Food Group /1/                      1,600                57,650
                                                                     101,730
HEALTH CARE COST CONTAINMENT (1.21%)
 Orthodontic Centers of America /1/              2,200                58,630
INDUSTRIAL AUTOMATION & ROBOTS (1.42%)
 Cognex /1/                                      2,800                69,020
INSTRUMENTS-SCIENTIFIC (0.64%)
 Fisher Scientific International                 1,100                31,328
INTERNET (0.91%)
 I-Many /1/                                      7,900                44,240
MACHINERY-PUMPS (1.42%)
 Flowserve                                       2,000                69,000
MACHINERY-THERML PROCESS (0.14%)
 Global Power Equipment Group /1/                  600                 6,930
MEDICAL-BIOMEDICAL/GENE (0.75%)
 Myriad Genetics /1/                               500                11,880
 Regeneron Pharmaceutical /1/                    1,200                24,780
                                                                      36,660
MEDICAL-DRUGS (2.16%)
 Indevus Pharmaceuticals                         3,200                21,856
 SICOR /1/                                       4,700                83,284
                                                                     105,140
MEDICAL-HOSPITALS (2.14%)
 Province Healthcare /1/                         2,700               103,977
OIL & GAS DRILLING (1.78%)
 Patterson-UTI Energy /1/                        2,700                86,400
OIL COMPANY-EXPLORATION & PRODUCTION (1.81%)
 Stone Energy /1/                                1,100                46,640
 Vintage Petroleum                               3,000                41,400
                                                                      88,040
OIL REFINING & MARKETING (0.17%)
 Premcor /1/                                       300                 8,475
OIL-FIELD SERVICES (1.41%)
 Tetra Technologies                              2,400                68,736
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS (0.29%)
                                                                  $
 Cubist Pharmaceuticals /1/                      1,000                13,980
PHARMACY SERVICES (1.16%)
 Syncor International /1/                        1,800                56,268
PHYSICIAN PRACTICE MANAGEMENT (2.32%)
 Pediatrix Medical Group /1/                     2,400               112,776
RESEARCH & DEVELOPMENT (1.04%)
 Pharmaceutical Product Development /1/          2,000                50,360
RESPIRATORY PRODUCTS (0.92%)
 Resmed /1/                                      1,200                44,532
RETAIL-APPAREL & SHOE (1.63%)
 Chico's FAS /1/                                 2,200                79,376
RETAIL-AUTOMOBILE (1.71%)
 Copart /1/                                      5,400                83,106
RETAIL-COMPUTER EQUIPMENT (1.11%)
 Electronics Boutique Holdings /1/               1,900                54,036
RETAIL-PET FOOD & SUPPLIES (1.33%)
 Petco Animal Supplies                           2,700                64,800
RETAIL-RESTAURANTS (2.46%)
 Panera Bread /1/                                  700                46,949
 Ruby Tuesday                                    2,900                72,848
                                                                     119,797
RETAIL-SPORTING GOODS (0.97%)
 Gart Sports /1/                                 1,400                47,236
SAVINGS & LOANS/THRIFTS (2.68%)
 New York Community Bancorp                      4,400               130,504
SCHOOLS (4.07%)
 Career Education /1/                            4,400               197,780
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (3.88%)
 Elantec Semiconductor /1/                       1,700                70,278
 Exar /1/                                        2,800                55,832
 Pericom Semiconductor /1/                       4,400                62,788
                                                                     188,898
SEMICONDUCTOR EQUIPMENT (2.60%)
 Rudolph Technologies /1/                        1,800                54,900
 Ultratech Stepper /1/                           4,200                71,694
                                                                     126,594
SOFTWARE (1.19%)
 Intercept Group /1/                             1,900                57,722
SOFTWARE TOOLS (1.19%)
 Borland Software /1/                            5,300                57,770
STEEL PIPE & TUBE (0.82%)
 Shaw Group /1/                                  1,300                39,689
THERAPEUTICS (3.39%)
 Cell Therapeutics /1/                           1,400                17,388
 CV Therapeutics /1/                               600                17,364
 Ilex Oncology /1/                               1,300                21,307
 Isis Pharmaceuticals                            1,600                20,256
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (CONTINUED)
                                                                  $
 Medarex /1/                                     1,900                19,266
 Neurocrine Biosciences /1/                        700                23,023
 Praecis Pharmaceuticals /1/                       900                 3,222
 Scios /1/                                       1,400                43,302
                                                                     165,128
TRANSPORT-TRUCK (1.01%)
 Forward Air /1/                                 1,800                48,906
                                  TOTAL COMMON STOCKS              4,561,992
                                                                  ----------

                 TOTAL PORTFOLIO INVESTMENTS (93.79%)              4,561,992
CASH AND RECEIVABLES, NET OF LIABILITIES (6.21%)                     301,842
                           TOTAL NET ASSETS (100.00%)             $4,863,834
                                                                  ------------


1    Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS SMALLCAP VALUE FUND

                           APRIL 30, 2002 (UNAUDITED)

                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (95.40%)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (2.54%)
                                                                      $
 Borg Warner                                        14,600                 912,208
 Tower Automotive /1/                              131,700               1,932,039
                                                                         2,844,247
BEVERAGES-WINE & SPIRITS (1.96%)
 Constellation Brands /1/                           36,300               2,192,520
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.04%)
 Dycom Industries /1/                               76,900               1,163,497
BUILDING-RESIDENTIAL & COMMERCIAL (1.11%)
 Centex                                             10,900                 613,670
 Pulte                                              11,800                 627,760
                                                                         1,241,430
CHEMICALS-SPECIALTY (1.44%)
 Cytec Industries /1/                               49,100               1,619,809
COMMERCIAL BANKS (3.06%)
 Banknorth Group                                    14,200                 374,738
 City National                                      19,300               1,066,325
 Hudson United Bancorp                              62,800               1,993,272
                                                                         3,434,335
COMMERCIAL SERVICE-FINANCE (1.85%)
 NCO Group /1/                                      74,600               2,076,864
COMMERCIAL SERVICES (0.97%)
 Quanta Services /1/                                64,600               1,082,696
COMPUTER AIDED DESIGN (1.24%)
 Autodesk                                           75,500               1,388,445
COMPUTERS-MEMORY DEVICES (0.75%)
 Advanced Digital Information /1/                   93,400                 840,600
COMPUTERS-PERIPHERAL EQUIPMENT (1.01%)
 Electronics for Imaging /1/                        63,200               1,131,912
CONTAINERS-METAL & GLASS (1.02%)
 Owens-Illinois /1/                                 71,700               1,148,634
DATA PROCESSING & MANAGEMENT (3.43%)
 Acxiom /1/                                         62,800               1,044,364
 American Management Systems /1/                    48,600               1,111,968
 Reynolds & Reynolds                                58,500               1,694,160
                                                                         3,850,492
DENTAL SUPPLIES & EQUIPMENT (1.78%)
 Dentsply International                             50,300               1,995,401
DIALYSIS CENTERS (2.70%)
 Renal Care Group /1/                               85,400               3,031,700
DISTRIBUTION-WHOLESALE (0.91%)
 Owens & Minor                                      49,300               1,020,017
DIVERSIFIED MANUFACTURING OPERATIONS (1.45%)
 Pentair                                            33,500               1,626,760
ELECTRIC-INTEGRATED (3.06%)
 ALLETE                                             79,700               2,434,038
 PNM Resources                                      34,400                 997,600
                                                                         3,431,638
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.16%)
                                                                      $
 Pioneer Standard Electronics                       88,700               1,296,794
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.83%)
 Jacobs Engineering Group                           23,600                 931,256
ENTERPRISE SOFTWARE & SERVICE (0.96%)
 Hyperion Solutions /1/                             45,800               1,071,720
ENVIRONMENTAL CONSULTING & ENGINEERING (1.88%)
 Tetra Tech                                        147,825               2,107,985
FINANCE-LEASING COMPANY (0.55%)
 Financial Federal                                  17,500                 615,475
FINANCIAL GUARANTEE INSURANCE (1.57%)
 PMI Group                                          21,700               1,760,304
FOOD-DAIRY PRODUCTS (1.28%)
 Dean Foods /1/                                     38,700               1,432,674
FOOD-MISCELLANEOUS/DIVERSIFIED (1.56%)
 Ralcorp Holdings /1/                               62,300               1,744,400
FOOTWEAR & RELATED APPAREL (1.59%)
 Wolverine World Wide                               98,600               1,776,772
GAS-DISTRIBUTION (0.89%)
 WGL Holdings                                       36,800                 997,280
GOLF (2.12%)
 Callaway Golf                                     135,000               2,376,000
HEALTH CARE COST CONTAINMENT (3.00%)
 Orthodontic Centers of America /1/                126,000               3,357,900
HOME FURNISHINGS (1.51%)
 Furniture Brands International /1/                 41,500               1,694,445
INSURANCE (1.76%)
 HCC Insurance Holdings                             76,000               1,976,000
INTERNET FINANCIAL SERVICES (1.49%)
 IndyMac Bancorp                                    66,100               1,669,025
LIGHTING PRODUCTS & SYSTEMS (0.01%)
 SLI                                                30,100                  15,351
LOTTERY SERVICES (2.24%)
 Gtech Holdings /1/                                 42,000               2,516,220
MEDICAL PRODUCTS (2.65%)
 Henry Schein /1/                                   33,500               1,594,265
 Mentor                                             34,400               1,377,720
                                                                         2,971,985
MEDICAL-HMO (1.78%)
 Mid Atlantic Medical Services /1/                  54,800               1,996,364
MULTI-LINE INSURANCE (0.70%)
 Old Republic International                         23,600                 784,228
NETWORKING PRODUCTS (3.24%)
 Anixter International /1/                          60,400               1,748,580
 Black Box /1/                                      14,200                 664,418
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NETWORKING PRODUCTS (CONTINUED)
                                                                      $
 Cable Design Technologies /1/                      97,400               1,224,318
                                                                         3,637,316
OIL & GAS DRILLING (1.79%)
 Helmerich & Payne                                  48,600               2,002,806
OIL REFINING & MARKETING (1.43%)
 Tesoro Petroleum                                  142,100               1,605,730
OIL-FIELD SERVICES (1.08%)
 Seacor Smit /1/                                    25,200               1,212,120
PRINTING-COMMERCIAL (1.10%)
 Valassis Communications                            33,000               1,233,870
PROPERTY & CASUALTY INSURANCE (2.66%)
 Fidelity National Financial                        39,430               1,216,415
 First American                                     79,700               1,761,370
                                                                         2,977,785
RESEARCH & DEVELOPMENT (0.47%)
 Albany Molecular Research /1/                      21,900                 531,075
RETAIL-HOME FURNISHINGS (2.32%)
 Pier 1 Imports                                    108,500               2,598,575
RETAIL-JEWELRY (1.47%)
 Zale /1/                                           41,500               1,648,380
RETAIL-RESTAURANTS (4.31%)
 CEC Entertainment /1/                              47,400               2,189,880
 Jack in the Box /1/                                24,500                 782,285
 Rare Hospitality International /1/                 66,500               1,862,000
                                                                         4,834,165
RUBBER-TIRES (1.32%)
 Cooper Tire & Rubber                               59,500               1,475,600
SAVINGS & LOANS/THRIFTS (4.05%)
 Astoria Financial                                  57,600               1,848,384
 Dime Bancorp                                        3,800                     570
 Roslyn Bancorp                                     53,800               1,238,476
 Washington Federal                                 55,660               1,453,839
                                                                         4,541,269
SEMICONDUCTOR EQUIPMENT (1.18%)
 Photronics /1/                                     40,100               1,326,107
SOAP & CLEANING PRODUCTS (1.24%)
 Church & Dwight                                    48,600               1,389,960
STEEL PIPE & TUBE (1.91%)
 Shaw Group /1/                                     70,300               2,146,259
TELECOMMUNICATION EQUIPMENT (2.08%)
 Adtran /1/                                         55,200               1,372,272
 Andrew /1/                                         58,000                 962,220
                                                                         2,334,492
TEXTILE-HOME FURNISHINGS (1.70%)
 Mohawk Industries /1/                              29,700               1,910,601
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-TRUCK (1.20%)
                                                                      $
 USFreightways                                      40,100               1,341,345
                                      TOTAL COMMON STOCKS              106,960,630
                                                                      ------------

                     TOTAL PORTFOLIO INVESTMENTS (95.40%)              106,960,630
CASH AND RECEIVABLES, NET OF LIABILITIES (4.60%)                         5,152,420
                               TOTAL NET ASSETS (100.00%)             $112,113,050
                                                                      --------------


1    Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2010 FUND

                           APRIL 30, 2002 (UNAUDITED)


                                                 Shares
                                                  Held                 Value
--------------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.71%)
PRINCIPAL INVESTORS FUND, INC.
                                                                    $
 Bond & Mortgage Securities Fund                 564,315              5,840,655
 Government Securities Fund                      376,689              3,917,561
 High Quality Short-Term Bond Fund               319,020              3,225,292
 International Fund I                            258,669              2,038,310
 LargeCap Growth Fund                            226,536              1,366,012
 LargeCap Value Fund                             182,584              1,780,195
 Partners LargeCap Growth Fund I                 126,248                926,660
 Partners LargeCap Value Fund                    156,603              1,774,317
 Partners SmallCap Growth Fund I                  60,860                463,142
 SmallCap Growth Fund                             62,150                471,719
 SmallCap Value Fund                              89,005              1,135,701
                                                                     22,939,564
                             TOTAL INVESTMENT COMPANIES              22,939,564
                                                                    -----------

                   TOTAL PORTFOLIO INVESTMENTS (98.71%)              22,939,564
CASH AND RECEIVABLES, NET OF LIABILITIES (1.29%)                        300,098
                             TOTAL NET ASSETS (100.00%)             $23,239,662
                                                                    -------------



See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2020 FUND

                           APRIL 30, 2002 (UNAUDITED)


                                                 Shares
                                                  Held                 Value
--------------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.98%)
PRINCIPAL INVESTORS FUND, INC. (98.98%)
                                                                    $
 Bond & Mortgage Securities Fund                 712,456              7,373,923
 Government Securities Fund                      475,230              4,942,389
 International Emerging Markets Fund              58,353                636,046
 International Fund I                            305,556              2,407,783
 LargeCap Growth Fund                            313,864              1,892,598
 LargeCap Value Fund                             276,246              2,693,403
 Partners LargeCap Growth Fund I                 224,339              1,646,652
 Partners LargeCap Value Fund                    210,602              2,386,124
 Partners SmallCap Growth Fund I                  88,743                675,332
 SmallCap Growth Fund                             93,740                711,489
 SmallCap Value Fund                             130,105              1,660,140
                                                                     27,025,879
                             TOTAL INVESTMENT COMPANIES              27,025,879
                                                                    -----------

                   TOTAL PORTFOLIO INVESTMENTS (98.98%)              27,025,879
CASH AND RECEIVABLES, NET OF LIABILITIES (1.02%)                        278,542
                             TOTAL NET ASSETS (100.00%)             $27,304,421
                                                                    -------------



See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2030 FUND

                           APRIL 30, 2002 (UNAUDITED)


                                                 Shares
                                                  Held                 Value
--------------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.32%)
PRINCIPAL INVESTORS FUND, INC. (98.32%)
                                                                    $
 Bond & Mortgage Securities Fund                 449,896              4,656,424
 Government Securities Fund                      300,174              3,121,814
 International Emerging Markets Fund              48,749                531,368
 International Fund I                            318,494              2,509,729
 LargeCap Growth Fund                            298,941              1,802,612
 LargeCap Value Fund                             256,256              2,498,494
 Partners LargeCap Growth Fund I                 218,424              1,603,232
 Partners LargeCap Value Fund                    241,781              2,739,378
 Partners SmallCap Growth Fund I                  90,475                688,516
 SmallCap Growth Fund                             92,149                699,413
 SmallCap Value Fund                             130,621              1,666,724
                                                                     22,517,704
                             TOTAL INVESTMENT COMPANIES              22,517,704
                                                                    -----------

                   TOTAL PORTFOLIO INVESTMENTS (98.32%)              22,517,704
CASH AND RECEIVABLES, NET OF LIABILITIES (1.68%)                        384,894
                             TOTAL NET ASSETS (100.00%)             $22,902,598
                                                                    -------------



See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2040 FUND

                           APRIL 30, 2002 (UNAUDITED)


                                                 Shares
                                                  Held                 Value
--------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.85%)
PRINCIPAL INVESTORS FUND, INC. (99.85%)
                                                                    $
 Bond & Mortgage Securities Fund                 149,833              1,550,770
 Government Securities Fund                       99,965              1,039,637
 International Emerging Markets Fund              24,124                262,953
 International Fund I                            157,289              1,239,441
 International SmallCap Fund                      30,150                255,370
 LargeCap Growth Fund                            166,369              1,003,207
 LargeCap Value Fund                             152,336              1,485,272
 Partners LargeCap Growth Fund I                 138,718              1,018,191
 Partners LargeCap Value Fund                    130,576              1,479,431
 Partners SmallCap Growth Fund I                  52,108                396,541
 SmallCap Growth Fund                             53,473                405,862
 SmallCap Value Fund                              75,481                963,140
                                                                     11,099,815
                             TOTAL INVESTMENT COMPANIES              11,099,815
                                                                    -----------

                   TOTAL PORTFOLIO INVESTMENTS (99.85%)              11,099,815
CASH AND RECEIVABLES, NET OF LIABILITIES (0.15%)                         17,116
                             TOTAL NET ASSETS (100.00%)             $11,116,931
                                                                    -------------



See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2050 FUND

                           APRIL 30, 2002 (UNAUDITED)


                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.16%)
PRINCIPAL INVESTORS FUND, INC. (100.16%)
                                                                   $
 Bond & Mortgage Securities Fund                 39,434               408,142
 Government Securities Fund                      26,333               273,860
 International Emerging Markets Fund             18,501               201,663
 International Fund I                            78,872               621,511
 International SmallCap Fund                     22,808               193,183
 LargeCap Growth Fund                            91,816               553,648
 LargeCap Value Fund                             89,719               874,757
 Partners LargeCap Growth Fund I                 76,796               563,686
 Partners LargeCap Value Fund                    76,960               871,962
 Partners SmallCap Growth Fund I                 29,550               224,877
 SmallCap Growth Fund                            30,300               229,979
 SmallCap Value Fund                             43,948               560,779
                                                                    5,578,047
                            TOTAL INVESTMENT COMPANIES              5,578,047
                                                                   ----------

                 TOTAL PORTFOLIO INVESTMENTS (100.16%)              5,578,047
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.16%)                      (8,993)
                            TOTAL NET ASSETS (100.00%)             $5,569,054
                                                                   -------------



See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                    PRINCIPAL LIFETIME STRATEGIC INCOME FUND

                           APRIL 30, 2002 (UNAUDITED)


                                               Shares
                                                Held                Value
-----------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.90%)
PRINCIPAL INVESTORS FUND, INC. (99.90%)
                                                                  $
 Bond & Mortgage Securities Fund               113,639             1,176,160
 Government Securities Fund                     75,904               789,401
 High Quality Short-Term Bond Fund             138,071             1,395,900
 International Fund I                           49,239               388,002
 LargeCap Growth Fund                           38,179               230,218
 LargeCap Value Fund                            33,192               323,625
 Money Market Fund                             549,668               549,667
 Partners LargeCap Growth Fund I                31,935               234,406
 Partners LargeCap Value Fund                   28,492               322,810
 Partners SmallCap Growth Fund I                11,197                85,209
 SmallCap Growth Fund                           12,201                92,608
 SmallCap Value Fund                            17,056               217,629
                                                                   5,805,635
                           TOTAL INVESTMENT COMPANIES              5,805,635
                                                                  ----------

                 TOTAL PORTFOLIO INVESTMENTS (99.90%)              5,805,635
CASH AND RECEIVABLES, NET OF LIABILITIES (0.10%)                       5,783
                           TOTAL NET ASSETS (100.00%)             $5,811,418
                                                                  ------------



See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                REAL ESTATE FUND

                           APRIL 30, 2002 (UNAUDITED)


                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (95.72%)
APARTMENT REITS (19.49%)
                                                                       $
 Apartment Investment & Management                   13,400                657,940
 Archstone-Smith Trust                               15,610                420,845
 AvalonBay Communities                                6,000                286,020
 BRE Properties                                       4,500                146,925
 Camden Property Trust                               11,500                457,700
 Equity Residential Properties Trust                 25,700                724,740
 Essex Property Trust                                 4,200                218,400
 Home Properties of New York                          8,500                306,170
 United Dominion Realty Trust                        32,400                541,080
                                                                         3,759,820
DIVERSIFIED REITS (10.15%)
 Brookfield Properties                               23,100                459,690
 Capital Automotive                                  15,460                374,132
 Liberty Property Trust                              11,300                361,035
 Vornado Realty Trust                                17,300                762,930
                                                                         1,957,787
FACTORY OUTLET REITS (2.94%)
 Chelsea Property Group                               9,400                568,230
HOTEL REITS (8.60%)
 Extended Stay America /1/                            4,500                 75,150
 Hospitality Properties Trust                         9,200                312,800
 Host Marriott                                       52,893                629,956
 LaSalle Hotel Properties                             1,191                 19,056
 Meristar Hospitality                                14,800                259,740
 Starwood Hotels & Resorts Worldwide                  9,600                362,880
                                                                         1,659,582
MALL REITS (14.77%)
 CBL & Associates Properties                          3,600                131,760
 General Growth Properties                           12,300                562,479
 Macerich                                            14,600                428,510
 Mills                                                7,900                217,408
 Rouse                                               19,200                621,312
 Simon Property Group                                26,300                887,625
                                                                         2,849,094
MANUFACTURED HOUSING REITS (1.58%)
 Manufactured Home Communities                        5,700                191,634
 Sun Communities                                      2,800                113,680
                                                                           305,314
OFFICE & INDUSTRIAL REITS (25.75%)
 Alexandria Real Estate Equities                      5,000                228,500
 AMB Property                                        14,100                395,364
 Arden Realty                                        13,700                385,655
 Brandywine Realty Trust                              5,100                121,839
 CarrAmerica Realty                                  13,400                430,408
 Centerpoint Properties                               2,570                140,579
 Duke-Weeks Realty                                    4,300                113,090
 Equity Office Properties Trust                      38,138              1,091,891
 Glenborough Realty Trust                             3,200                 71,840
 Mack-Cali Realty                                    13,000                426,400
 Prentiss Properties Trust                            5,100                156,825
 Prologis Trust                                      23,300                517,260
 PS Business Parks                                   12,400                445,780
 SL Green Realty                                     12,600                442,260
                                                                         4,967,691
                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SELF STORAGE REITS (4.60%)
                                                                       $
 Public Storage                                      21,800                827,746
 Shurgard Storage Centers                             1,700                 59,925
                                                                           887,671
SHOPPING CENTER REITS (7.84%)
 Developers Diversified Realty                       24,000                530,400
 Pan Pacific Retail Properties                       15,200                481,688
 Realty Income                                        3,600                121,500
 Weingarten Realty Investors                         10,650                379,140
                                                                         1,512,728
                                       TOTAL COMMON STOCKS              18,467,917

                                                 Principal
                                                   Amount                 Value
-----------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.17%)
FINANCE-MORTGAGE LOAN/BANKER (2.17%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank System
                                                 $                     $
  1.79%; 05/01/02                                   418,276                418,276
                                    TOTAL COMMERCIAL PAPER                 418,276
                                                                       -----------

                      TOTAL PORTFOLIO INVESTMENTS (97.89%)              18,886,193
CASH AND RECEIVABLES, NET OF LIABILITIES (2.11%)                           406,252
                                TOTAL NET ASSETS (100.00%)             $19,292,445
                                                                       -------------



/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              SMALLCAP BLEND FUND

                           APRIL 30, 2002 (UNAUDITED)

                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (89.78%)
ADVERTISING SERVICES (0.14%)
                                                                       $
 R.H. Donnelley                                         823                24,213
AEROSPACE & DEFENSE (0.16%)
 Gencorp                                              1,790                28,103
AEROSPACE & DEFENSE EQUIPMENT (0.26%)
 Moog                                                 1,000                34,200
 Orbital Sciences /1/                                 1,600                10,672
                                                                           44,872
AIRLINES (0.21%)
 Midwest Express Holdings /1/                         1,825                36,500
APPAREL MANUFACTURERS (0.12%)
 Phillips-Van Heusen                                  1,418                21,610
APPLICATIONS SOFTWARE (1.04%)
 Barra /1/                                            1,409                69,591
 J.D. Edwards /1/                                     6,800                75,480
 Roxio /1/                                            1,690                35,912
                                                                          180,983
ATHLETIC FOOTWEAR (0.13%)
 Reebok International                                   800                22,120
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.23%)
 American Axle & Manufacturing    Holdings /1/        2,076                68,508
 ArvinMeritor                                         1,100                34,870
 Borg Warner                                          1,776               110,964
                                                                          214,342
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.15%)
 Simpson Manufacturing /1/                              400                26,280
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.09%)
 Dycom Industries /1/                                 1,049                15,871
BUILDING PRODUCTS-AIR & HEATING (1.02%)
 Lennox International                                 2,573                38,595
 Nortek                                               1,511                66,846
 York International                                   1,953                71,109
                                                                          176,550
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.15%)
 Florida Rock Industries                                630                25,187
BUILDING PRODUCTS-DOORS & WINDOWS (0.12%)
 Apogee Enterprises                                   1,514                20,818
BUILDING PRODUCTS-LIGHT FIXTURES (0.29%)
 Genlyte Group /1/                                      640                28,051
 LSI Industries                                       1,116                22,175
                                                                           50,226
BUILDING PRODUCTS-WOOD (0.66%)
 Rayonier                                             1,603                94,048
 Universal Forest Products                              806                20,150
                                                                          114,198
BUILDING-RESIDENTIAL & COMMERCIAL (0.75%)
 Lennar                                               1,510                83,865
 M/I Schottenstein Homes                                745                47,084
                                                                          130,949
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CASINO HOTELS (0.34%)
                                                                       $
 Aztar /1/                                            2,521                58,664
CASINO SERVICES (0.24%)
 International Game Technology                          662                41,673
CELLULAR TELECOMMUNICATIONS (0.18%)
 Price Communications /1/                             1,833                30,813
CHEMICALS-DIVERSIFIED (0.10%)
 Octel                                                  741                16,710
CIRCUIT BOARDS (0.64%)
 Benchmark Electronics /1/                            3,649               110,930
COAL (0.12%)
 Alliance Resource Partners                             480                11,760
 Massey Energy                                          614                 9,179
                                                                           20,939
COATINGS & PAINT (1.18%)
 RPM                                                 12,133               205,654
COLLECTIBLES (0.63%)
 Action Performance /1/                               2,330               109,627
COMMERCIAL BANKS (3.93%)
 First Citizens BancShares                              178                19,438
 FirstMerit                                           1,500                42,600
 Hibernia                                             8,491               169,395
 Hudson United Bancorp                                5,048               160,224
 Independent Bank                                     1,160                28,942
 Pacific Capital Bancorp.                             1,700                60,129
 R & G Financial                                      2,109                42,201
 South Financial Group                                2,209                50,873
 Sterling Bancorp                                       751                24,783
 Trustmark                                            3,300                85,041
                                                                          683,626
COMMERCIAL SERVICE-FINANCE (0.40%)
 Actrade Financial Technologies /1/                   3,120                51,917
 Clark/Bardes                                           724                17,086
                                                                           69,003
COMMERCIAL SERVICES (0.34%)
 Central Parking                                      1,204                31,689
 Quanta Services /1/                                  1,604                26,883
                                                                           58,572
COMPUTER SERVICES (0.32%)
 CACI International /1/                               1,310                39,528
 Perot Systems                                          944                16,803
                                                                           56,331
COMPUTERS-INTEGRATED SYSTEMS (0.90%)
 Catapult Communications /1/                          1,138                28,518
 Mentor Graphics                                      5,443               105,050
 Systems & Computer Technology /1/                    1,463                22,750
                                                                          156,318
COMPUTERS-MEMORY DEVICES (0.90%)
 Hutchison Technology /1/                             2,000                35,820
 Storage Technology /1/                               1,800                37,044
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (CONTINUED)
                                                                       $
 Western Digital /1/                                 13,478                83,429
                                                                          156,293
CONSULTING SERVICES (0.58%)
 Right Management Consultants /1/                     3,800               101,460
CONSUMER PRODUCTS-MISCELLANEOUS (1.59%)
 American Greetings                                   5,646               100,217
 Dial                                                 8,380               175,812
                                                                          276,029
CONTAINERS-METAL & GLASS (0.80%)
 Owens-Illinois /1/                                   3,467                55,541
 Silgan Holdings /1/                                  2,100                83,580
                                                                          139,121
CONTAINERS-PAPER & PLASTIC (0.13%)
 Packaging Corp. of America /1/                       1,100                21,725
DATA PROCESSING & MANAGEMENT (2.28%)
 Fair, Isaac                                          3,230               180,040
 Filenet /1/                                          5,817               100,343
 Information Resources /1/                            2,788                28,577
 Reynolds & Reynolds                                  3,027                87,662
                                                                          396,622
DECISION SUPPORT SOFTWARE (0.11%)
 NetIQ /1/                                              860                19,290
DIAGNOSTIC KITS (0.86%)
 Idexx Laboratories /1/                               5,271               150,118
DISTRIBUTION-WHOLESALE (0.35%)
 Scansource /1/                                         900                60,354
DIVERSIFIED MANUFACTURING OPERATIONS (1.92%)
 Acuity Brands                                        2,369                43,945
 Carlisle                                               547                22,148
 ESCO Technologies                                      732                29,463
 Griffon /1/                                          2,560                49,152
 Harsco                                               2,097                89,123
 Pentair                                              2,070               100,519
                                                                          334,350
DIVERSIFIED OPERATIONS (0.17%)
 Walter Industries                                    2,200                29,700
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.40%)
 Viad                                                 2,264                69,007
DRUG DELIVERY SYSTEMS (0.18%)
 Atrix Labs                                           1,300                31,148
E-COMMERCE-SERVICES (0.21%)
 Priceline.com                                        7,068                35,686
E-SERVICES-CONSULTING (0.48%)
 Digital Insight /1/                                  4,421                84,043
ELECTRIC-INTEGRATED (2.54%)
 CH Energy Group                                        978                50,259
 El Paso Electric                                     4,368                68,141
 Hawaiian Electric Industries                         2,719               128,446
 Idacorp                                              1,396                52,825
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                       $
 PNM Resources                                        1,700                49,300
 Unisource Energy                                     2,580                52,064
 Western Resources                                    2,298                39,962
                                                                          440,997
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.44%)
 DSP Group /1/                                        3,585                76,074
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.25%)
 Actel /1/                                            2,020                49,086
 ESS Technology /1/                                   6,200                99,014
 OAK Technology /1/                                   3,065                43,615
 PLX Technology /1/                                   3,450                25,668
                                                                          217,383
ELECTRONICS-MILITARY (0.37%)
 Engineered Support Systems                           1,300                64,220
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.67%)
 EMCOR Group /1/                                        650                39,553
 URS                                                  2,468                76,014
                                                                          115,567
ENTERPRISE SOFTWARE & SERVICE (0.33%)
 Sybase /1/                                           4,096                57,590
ENTERTAINMENT SOFTWARE (0.28%)
 Acclaim Entertainment /1/                            9,213                49,382
FILTRATION & SEPARATION PRODUCTS (1.02%)
 Donaldson                                            4,111               177,390
FINANCE-INVESTMENT BANKER & BROKER (0.20%)
 Jefferies Group                                        745                34,635
FOOD-BAKING (0.44%)
 Interstate Bakeries                                  3,128                77,262
FOOD-DAIRY PRODUCTS (0.23%)
 Dean Foods /1/                                       1,068                39,537
FOOD-MISCELLANEOUS/DIVERSIFIED (0.72%)
 Corn Products International                          1,220                40,382
 Dole Food                                            2,569                85,471
                                                                          125,853
FOOD-RETAIL (0.44%)
 Great Atlantic & Pacific Tea                         2,970                76,091
FOOD-WHOLESALE/DISTRIBUTION (0.42%)
 Nash Finch                                           2,413                72,390
FUNERAL SERVICE & RELATED ITEMS (0.25%)
 Stewart Enterprises                                  7,300                43,873
GARDEN PRODUCTS (0.59%)
 Toro                                                 1,753               101,674
GAS-DISTRIBUTION (0.71%)
 AGL Resources                                        3,245                77,685
 UGI                                                  1,450                45,675
                                                                          123,360
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE COST CONTAINMENT (0.17%)
                                                                       $
 MedQuist                                             1,039                30,006
HOME FURNISHINGS (0.17%)
 Kimball International                                1,700                28,900
HOTELS & MOTELS (0.18%)
 Crestline Capital /1/                                  917                31,031
IDENTIFICATION SYSTEM-DEVELOPMENT (0.27%)
 Paxar /1/                                            2,823                47,144
INDUSTRIAL AUTOMATION & ROBOTS (0.07%)
 Gerber Scientific                                    2,822                12,699
INDUSTRIAL GASES (0.45%)
 Airgas /1/                                           4,760                78,492
INSTRUMENTS-CONTROLS (0.39%)
 Woodward Governor                                      978                67,316
INSTRUMENTS-SCIENTIFIC (0.16%)
 Varian /1/                                             800                26,992
INTERNET APPLICATION SOFTWARE (0.51%)
 Liberate Technologies /1/                            5,400                27,486
 Verity /1/                                           1,704                22,731
 WebEx Communications /1/                             2,235                38,509
                                                                           88,726
INTERNET INFRASTRUCTURE SOFTWARE (0.35%)
 Inktomi /1/                                         26,548                61,591
LASERS-SYSTEMS & COMPONENTS (0.10%)
 Coherent /1/                                           583                17,840
LIFE & HEALTH INSURANCE (2.20%)
 AmerUs Group                                         3,158               118,993
 Protective Life                                      1,754                55,882
 Stancorp Financial Group                             3,543               207,266
                                                                          382,141
MACHINERY TOOLS & RELATED PRODUCTS (0.60%)
 Kennametal                                           2,635               104,504
MACHINERY-GENERAL INDUSTRY (0.31%)
 Albany International                                 1,280                32,230
 Tecumseh Products                                      430                22,343
                                                                           54,573
MACHINERY-MATERIAL HANDLING (0.33%)
 Nacco Industries                                       770                56,672
MACHINERY-PRINT TRADE (0.41%)
 Imation /1/                                          2,380                71,614
MEDICAL INFORMATION SYSTEM (1.37%)
 Dendrite International /1/                           4,516                59,837
 NDCHealth                                            5,549               178,511
                                                                          238,348
MEDICAL INSTRUMENTS (1.93%)
 Beckman Coulter                                      1,677                80,110
 Endocare /1/                                         3,171                60,852
 Intuitive Surgical /1/                               1,909                19,376
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (CONTINUED)
                                                                       $
 Techne                                               6,535               174,419
                                                                          334,757
MEDICAL PRODUCTS (0.22%)
 American Medical Systems Holding /1/                 1,700                39,066
MEDICAL STERILIZATION PRODUCT (0.24%)
 Steris /1/                                           1,890                41,864
MEDICAL-BIOMEDICAL/GENE (2.36%)
 Bio-Rad Laboratories /1/                             1,600                77,280
 Bio-Technology General /1/                           4,960                24,299
 Enzo Biochem /1/                                     3,010                54,481
 Immunomedics /1/                                     4,487                59,049
 Serologicals                                         4,800                98,448
 Transkaryotic Therapies /1/                          2,441                97,298
                                                                          410,855
MEDICAL-DRUGS (0.40%)
 Ligand Pharmaceuticals /1/                           4,500                70,065
MEDICAL-GENERIC DRUGS (0.76%)
 Pharmaceutical Resources                             5,247               131,175
MEDICAL-HMO (1.45%)
 Health Net /1/                                       2,365                70,122
 Magellan Health Services                             2,679                19,959
 Mid Atlantic Medical Services /1/                    2,065                75,228
 Sierra Health Services /1/                           4,471                87,184
                                                                          252,493
MEDICAL-NURSING HOMES (0.11%)
 Beverly Enterprises /1/                              2,283                19,634
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.59%)
 Apria Healthcare Group /1/                           3,912               101,673
METAL PROCESSORS & FABRICATION (1.32%)
 Precision Castparts                                  3,366               119,055
 Quanex                                               1,825                65,700
 Worthington Industries                               2,961                43,823
                                                                          228,578
METAL-DIVERSIFIED (0.20%)
 Freeport-McMoran Copper & Gold                       1,948                34,596
MISCELLANEOUS INVESTING (5.00%)
 Annaly Mortgage Management                           3,166                57,621
 Arden Realty                                           800                22,520
 Brandywine Realty Trust                                765                18,276
 Capital Automotive                                   4,551               110,134
 Capstead Mortgage                                    1,109                24,953
 CBL & Associates Properties                          1,394                51,021
 Developers Diversified Realty                          513                11,337
 First Industrial Realty Trust                          712                23,973
 Gables Residential Trust                               638                19,778
 Glenborough Realty Trust                               711                15,962
 Healthcare Realty Trust                              2,600                78,780
 Home Properties of New York                          1,951                70,275
 Hospitality Properties Trust                           700                23,800
 Kilroy Realty                                        1,036                29,163
 Koger Equity                                         1,300                23,816
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                       $
 Macerich                                             1,966                57,702
 Nationwide Health Properties                           897                16,684
 Prentiss Properties Trust                            1,179                36,254
 Redwood Trust                                        1,260                36,351
 SL Green Realty                                        820                28,782
 Taubman Centers                                      2,970                44,402
 Thornburg Mortgage                                   3,223                68,134
                                                                          869,718
MULTI-LINE INSURANCE (0.11%)
 American National Insurance                            200                19,880
NETWORKING PRODUCTS (1.37%)
 Adaptec /1/                                         11,610               170,667
 Anixter International /1/                            1,490                43,135
 Cable Design Technologies /1/                        1,984                24,939
                                                                          238,741
NON-FERROUS METALS (0.21%)
 USEC                                                 5,209                35,630
OFFICE AUTOMATION & EQUIPMENT (0.49%)
 Global Imaging Systems                               2,473                47,182
 Ikon Office Solutions                                2,902                37,726
                                                                           84,908
OFFICE SUPPLIES & FORMS (0.42%)
 John H. Harland                                      1,088                32,749
 Wallace Computer Services                            1,840                40,020
                                                                           72,769
OIL COMPANY-EXPLORATION & PRODUCTION (1.61%)
 Comstock Resources                                   4,845                44,816
 Denbury Resources /1/                                3,544                32,569
 Houston Exploration /1/                              1,100                34,089
 Patina Oil & Gas                                     2,790               100,998
 Range Resources /1/                                  6,230                36,010
 XTO Energy                                           1,562                31,865
                                                                          280,347
OIL REFINING & MARKETING (0.79%)
 Frontier Oil                                         1,070                22,470
 Holly                                                1,244                21,646
 Tesoro Petroleum                                     2,288                25,854
 Valero Energy                                        1,554                67,071
                                                                          137,041
OIL-FIELD SERVICES (0.21%)
 Key Energy Services /1/                              3,000                36,450
OPTICAL SUPPLIES (0.12%)
 Sola International /1/                               1,500                21,525
PHARMACY SERVICES (0.10%)
 Syncor International /1/                               541                16,912
PHYSICIAN PRACTICE MANAGEMENT (0.25%)
 Pediatrix Medical Group /1/                            380                17,856
 US Oncology /1/                                      2,717                26,083
                                                                           43,939
PIPELINES (0.49%)
 Equitable Resources                                    800                28,760
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PIPELINES (CONTINUED)
                                                                       $
 Western Gas Resources                                1,480                57,069
                                                                           85,829
POWER CONVERTER & SUPPLY EQUIPMENT (0.18%)
 Artesyn Technologies /1/                             2,200                17,094
 C&D Technologies                                       600                13,800
                                                                           30,894
PRINTING-COMMERCIAL (0.42%)
 Banta                                                1,439                54,107
 Consolidated Graphics /1/                              846                18,062
                                                                           72,169
PRIVATE CORRECTIONS (0.11%)
 Wackenhut Corrections /1/                            1,299                19,680
PROPERTY & CASUALTY INSURANCE (1.19%)
 Commerce Group                                         780                31,481
 Fidelity National Financial                          4,460               137,591
 Philadelphia Consolidated Holding                      300                12,810
 Stewart Information Services                         1,353                25,572
                                                                          207,454
PUBLISHING-BOOKS (0.60%)
 Scholastic /1/                                       2,063               104,656
RADIO (0.27%)
 Spanish Broadcasting System /1/                      2,878                46,192
REAL ESTATE MANAGEMENT & SERVICES (0.32%)
 Jones Lang LaSalle /1/                               2,480                55,453
RENTAL-AUTO & EQUIPMENT (0.68%)
 Rent-A-Center /1/                                    1,963               118,369
RESPIRATORY PRODUCTS (0.13%)
 Respironics /1/                                        700                22,953
RETAIL-APPAREL & SHOE (1.38%)
 Brown Shoe                                           1,110                22,589
 Finish Line /1/                                      6,784               137,512
 Wet Seal /1/                                         2,250                80,167
                                                                          240,268
RETAIL-AUTOMOBILE (0.39%)
 Sonic Automotive /1/                                 1,780                68,441
RETAIL-DISCOUNT (0.41%)
 ShopKo Stores                                        3,400                70,822
RETAIL-JEWELRY (0.67%)
 Zale /1/                                             2,950               117,174
RETAIL-PET FOOD & SUPPLIES (1.03%)
 Petsmart                                            11,937               179,294
RETAIL-REGIONAL DEPARTMENT STORE (0.51%)
 Dillards                                             3,588                87,870
RETAIL-RESTAURANTS (2.08%)
 Applebees International                              1,100                42,944
 Bob Evans Farms                                      5,450               165,680
 Jack in the Box /1/                                    660                21,074
 Landry's Seafood Restaurant                          1,833                50,774
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (CONTINUED)
                                                                       $
 Lone Star Steakhouse & Saloon                        2,120                41,340
 Papa John's International /1/                          652                20,277
 Ryan's Family Steak Houses /1/                         740                19,388
                                                                          361,477
RETAIL-SPORTING GOODS (0.20%)
 Galyans Trading /1/                                  1,896                34,128
RETAIL-VIDEO RENTAL (0.24%)
 Hollywood Entertainment /1/                          2,030                41,899
RETIREMENT & AGED CARE (0.15%)
 Sunrise Assisted Living /1/                            941                25,416
SAVINGS & LOANS/THRIFTS (4.37%)
 American Financial Holdings                            900                26,541
 Astoria Financial                                      600                19,254
 BankAtlantic Bancorp                                10,888               138,822
 Bankunited Financial                                 1,511                24,161
 Commercial Federal                                   5,666               166,580
 Dime Community Bancshares                              822                19,120
 First Essex Bancorp.                                 1,100                36,509
 Independence Community Bank                            890                29,005
 PFF Bancorp                                            997                32,701
 Seacoast Financial Services                          1,145                24,503
 Sovereign Bancorp                                    5,840                84,271
 Washington Federal                                   2,341                61,147
 Waypoint Financial                                   1,607                28,846
 Webster Financial                                    1,700                67,371
                                                                          758,831
SCHOOLS (0.18%)
 Sylvan Learning Systems /1/                          1,149                31,712
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.18%)
 Integrated Device Technology /1/                     1,091                30,592
SEMICONDUCTOR EQUIPMENT (1.42%)
 Dupont Photomasks /1/                                3,301               128,673
 Mykrolis /1/                                         1,358                20,017
 Photronics /1/                                       2,983                98,648
                                                                          247,338
SEMICONDUCTORS (0.05%)
 Microtune /1/                                          700                 7,805
STEEL-PRODUCERS (0.10%)
 Carpenter Technology                                   663                17,570
TELECOMMUNICATION EQUIPMENT (1.02%)
 Adtran /1/                                           1,932                48,029
 Andrew /1/                                           2,154                35,735
 Commscope /1/                                          720                11,434
 Terayon /1/                                          8,850                21,240
 Tollgrade Communications /1/                         2,992                60,169
                                                                          176,607
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.31%)
 Harmonic /1/                                         6,649                53,524
TELECOMMUNICATION SERVICES (0.48%)
 Commonwealth Telephone Enterprises                   2,200                83,270
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (0.06%)
                                                                       $
 General Communication /1/                            1,101                10,988
TEXTILE-HOME FURNISHINGS (0.13%)
 Mohawk Industries /1/                                  347                22,323
THERAPEUTICS (0.79%)
 Amylin Pharmaceuticals /1/                           2,499                23,715
 Connetics                                            1,500                17,985
 Corixa /1/                                           3,520                19,325
 Ilex Oncology /1/                                      848                13,899
 Sangstat Medical /1/                                 1,900                44,270
 Theragenics                                          2,063                18,526
                                                                          137,720
TRANSPORT-AIR FREIGHT (0.86%)
 Airborne                                             7,175               148,810
TRANSPORT-MARINE (0.14%)
 Kirby                                                  890                24,965
TRANSPORT-TRUCK (1.26%)
 Arkansas Best                                        2,508                60,568
 Heartland Express /1/                                2,289                44,842
 JB Hunt Transport Services                             643                16,840
 Werner Enterprises                                   1,222                21,690
 Yellow                                               2,797                75,435
                                                                          219,375
TRUCKING & LEASING (0.26%)
 Ryder System                                         1,597                45,291
VITAMINS & NUTRITION PRODUCTS (0.32%)
 NBTY /1/                                             3,270                56,179
WEB PORTALS (0.16%)
 Overture Services /1/                                  800                27,352
WIRELESS EQUIPMENT (0.24%)
 Viasat /1/                                           3,838                40,798
                                       TOTAL COMMON STOCKS             15,602,599


                                                          Principal
                                                          Amount                   Value

-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (8.94%)
FINANCE-MORTGAGE LOAN/BANKER (8.94%)
 Investment in Joint Trading Account; Federal Home Loan
  Bank System
  1.79%; 05/01/02                                            1.554,309            1,554,309
                                             TOTAL COMMERCIAL PAPER               1,554,309
                                                                                -----------

                               TOTAL PORTFOLIO INVESTMENTS (98.72%)              17,156,908
CASH AND RECEIVABLES, NET OF LIABILITIES (1.28%)                                    221,583
                                         TOTAL NET ASSETS (100.00%)             $17,378,491
                                                                                -------------


                                                         Unrealized
   Contract                   Opening       Current     Gain (Loss)
     Type       Commitment  Market Value  Market Value
--------------------------------------------------------------------
FUTURES CONTRACTS
6 Russell 2000    Buy        $1,522,800    $1,533,600     $10,800
June, 2002
Futures


/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              SMALLCAP GROWTH FUND

                           APRIL 30, 2002 (UNAUDITED)

                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (94.89%)
AGRICULTURAL OPERATIONS (1.09%)
                                                                         $
 Delta & Pine Land                                      4,810                 93,603
 Hines Horticulture /1/                                 6,104                 28,078
                                                                             121,681
AIRLINES (2.26%)
 Airtran Holdings /1/                                  10,770                 60,204
 Frontier Airlines /1/                                  2,760                 42,642
 Mesa Air Group /1/                                     5,710                 56,529
 Skywest                                                4,010                 92,030
                                                                             251,405
APPAREL MANUFACTURERS (2.28%)
 Columbia Sportswear /1/                                1,360                 51,408
 Gymboree /1/                                           3,950                 72,048
 Quiksilver /1/                                         1,410                 34,404
 Tommy Hilfiger /1/                                     6,161                 96,296
                                                                             254,156
APPLICATIONS SOFTWARE (0.49%)
 Actuate /1/                                            9,636                 54,443
ATHLETIC EQUIPMENT (0.57%)
 Direct Focus /1/                                       1,420                 63,474
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.77%)
 Insituform Technologies /1/                            3,459                 85,956
BUSINESS TO BUSINESS-E COMMERCE (0.64%)
 ePlus /1/                                              7,198                 71,260
CABLE TV (0.67%)
 Mediacom Communications /1/                            7,440                 74,400
CELLULAR TELECOMMUNICATIONS (1.48%)
 Crown Castle International /1/                        12,690                 92,637
 Rural Cellular /1/                                     8,770                 32,449
 Western Wireless /1/                                   6,250                 39,625
                                                                             164,711
CHEMICALS-DIVERSIFIED (1.33%)
 Olin                                                   3,260                 59,365
 Solutia                                               10,560                 88,281
                                                                             147,646
CIRCUIT BOARDS (0.84%)
 DDI /1/                                                8,970                 54,000
 Pemstar /1/                                            5,457                 39,290
                                                                              93,290
COATINGS & PAINT (0.52%)
 RPM                                                    3,430                 58,139
COMMERCIAL BANKS (1.04%)
 Greater Bay Bancorp                                    1,410                 47,221
 Southwest Bancorp. of Texas /1/                        1,960                 68,659
                                                                             115,880
COMMERCIAL SERVICES (1.78%)
 Plexus /1/                                             2,760                 68,973
 Quanta Services /1/                                    3,240                 54,302
 Sourcecorp /1/                                         2,500                 75,000
                                                                             198,275
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (0.59%)
                                                                         $
 CACI International /1/                                 1,300                 39,226
 Ciber /1/                                              3,709                 25,963
                                                                              65,189
COMPUTERS-INTEGRATED SYSTEMS (1.40%)
 NetScout Systems /1/                                   7,383                 67,259
 NetSolve /1/                                           3,509                 24,914
 NYFIX /1/                                              6,370                 64,146
                                                                             156,319
COMPUTERS-MEMORY DEVICES (2.38%)
 Maxtor /1/                                             8,500                 58,905
 Read-Rite /1/                                         18,550                 65,852
 Sandisk /1/                                            3,560                 58,242
 Western Digital /1/                                   13,230                 81,894
                                                                             264,893
CONSULTING SERVICES (0.30%)
 KPMG Consulting /1/                                    1,900                 33,250
CONSUMER PRODUCTS-MISCELLANEOUS (0.26%)
 Fossil /1/                                             1,045                 28,999
CONTAINERS-METAL & GLASS (0.52%)
 Owens-Illinois /1/                                     3,635                 58,233
DATA PROCESSING & MANAGEMENT (0.45%)
 eFunds /1/                                             3,160                 50,244
DECISION SUPPORT SOFTWARE (1.47%)
 Interactive Intelligence /1/                           7,729                 30,916
 NetIQ /1/                                              5,890                132,113
                                                                             163,029
E-COMMERCE/PRODUCTS (0.58%)
 barnesandnoble.com /1/                                25,296                 34,661
 Global Sports                                          2,310                 29,914
                                                                              64,575
E-SERVICES/CONSULTING (0.03%)
 Answerthink /1/                                          475                  3,064
EDUCATIONAL SOFTWARE (0.31%)
 SmartForce /1/                                         5,330                 34,373
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.57%)
 DSP Group /1/                                          2,985                 63,342
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.82%)
 ATI Technologies /1/                                   8,210                 83,742
 ESS Technology /1/                                     4,200                 67,074
 Transmeta /1/                                         21,780                 51,401
                                                                             202,217
ENGINES-INTERNAL COMBUSTION (1.29%)
 Briggs & Stratton                                      1,890                 79,663
 Cummins Engine                                         1,500                 63,825
                                                                             143,488
ENTERTAINMENT SOFTWARE (1.74%)
 3DO /1/                                               20,785                 14,755
 Midway Games /1/                                       5,890                 80,399
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERTAINMENT SOFTWARE (CONTINUED)
                                                                         $
 Take-Two Interactive Software /1/                      3,940                 98,894
                                                                             194,048
FINANCE-INVESTMENT BANKER & BROKER (0.25%)
 Instinet Group /1/                                     4,005                 27,959
FINANCE-MORTGAGE LOAN/BANKER (0.73%)
 Doral Financial                                        2,310                 80,711
FOOD-WHOLESALE/DISTRIBUTION (0.92%)
 Fleming                                                4,660                102,706
FOOTWEAR & RELATED APPAREL (1.19%)
 Maxwell Shoe /1/                                       1,144                 22,880
 Skechers U.S.A. /1/                                    2,680                 62,310
 Timberland                                             1,150                 46,920
                                                                             132,110
FORESTRY (0.63%)
 Plum Creek Timber                                      2,310                 70,340
GOLD MINING (0.76%)
 Agnico-Eagle Mines                                     6,070                 84,312
GOLF (0.74%)
 Callaway Golf                                          4,690                 82,544
HEALTHCARE-PRODUCTS (0.51%)
 Oakley /1/                                             2,850                 56,772
HUMAN RESOURCES (0.36%)
 Korn/Ferry International /1/                           3,859                 40,520
INSTRUMENTS-CONTROLS (0.67%)
 Mettler Toledo International /1/                       1,950                 74,978
INTERNET APPLICATION SOFTWARE (1.11%)
 Netegrity /1/                                          7,230                 55,310
 Vignette /1/                                          26,560                 68,259
                                                                             123,569
INTERNET CONTENT-INFORMATION/NEWS (0.99%)
 SkillSoft /1/                                          5,728                110,029
INTERNET FINANCIAL SERVICES (0.76%)
 IndyMac Bancorp                                        3,370                 85,092
INTERNET INFRASTRUCTURE EQUIPMENT (0.91%)
 Avocent /1/                                            4,040                101,000
INTERNET INFRASTRUCTURE SOFTWARE (0.63%)
 Internet Pictures /1/                                  2,644                  5,420
 Retek /1/                                              2,740                 64,661
                                                                              70,081
INTERNET SECURITY (0.65%)
 Internet Security Systems /1/                          3,700                 72,520
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.62%)
 Affiliated Managers Group /1/                          1,090                 69,324
LASERS-SYSTEMS & COMPONENTS (0.32%)
 Cymer /1/                                                760                 35,925
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-CONSTRUCTION & MINING (1.34%)
                                                                         $
 JLG Industries                                         4,670                 76,868
 Terex                                                  2,905                 72,770
                                                                             149,638
MACHINERY-DIVERSIFIED (0.33%)
 Brooks Automation /1/                                  1,030                 36,720
MEDICAL INSTRUMENTS (0.75%)
 Intuitive Surgical /1/                                 8,272                 83,961
MEDICAL-BIOMEDICAL/GENE (4.27%)
 Charles River Laboratories International
  /1/                                                   2,640                 79,068
 Icos /1/                                               1,610                 41,474
 Inhale Therapeutic Systems /1/                        11,980                 94,642
 InterMune /1/                                          3,390                 90,682
 Regeneron Pharmaceutical /1/                           4,016                 82,930
 Texas Biotech /1/                                     16,423                 86,221
                                                                             475,017
MEDICAL-DRUGS (1.52%)
 Medimmune /1/                                          2,810                 93,854
 OSI Pharmaceuticals /1/                                2,350                 75,129
                                                                             168,983
MEDICAL-HOSPITALS (0.59%)
 Community Health Systems /1/                           2,270                 65,875
METAL PROCESSORS & FABRICATION (0.82%)
 Worthington Industries                                 6,180                 91,464
METAL-DIVERSIFIED (0.83%)
 Freeport-McMoran Copper & Gold                         5,210                 92,530
MISCELLANEOUS INVESTING (1.00%)
 IMPAC Mortgage Holdings                               10,670                111,501
MISCELLANEOUS MANUFACTURERS (0.33%)
 Aptargroup                                               990                 36,779
MOTION PICTURES & SERVICES (0.53%)
 Zomax /1/                                             10,184                 58,558
NETWORKING PRODUCTS (1.79%)
 Extreme Networks /1/                                   8,070                 72,549
 Oni Systems /1/                                        3,315                 17,337
 Paradyne Networks /1/                                 20,663                 47,525
 Tellium /1/                                           27,490                 61,578
                                                                             198,989
NON-HAZARDOUS WASTE DISPOSAL (0.79%)
 Allied Waste Industries /1/                            7,200                 87,408
OIL & GAS DRILLING (0.42%)
 Pride International /1/                                2,540                 47,219
OIL COMPANY-EXPLORATION & PRODUCTION (2.07%)
 Forest Oil                                             1,295                 40,792
 Newfield Exploration /1/                               1,030                 38,986
 Noble Affiliates                                         920                 35,926
 Stone Energy /1/                                         850                 36,040
 Swift Energy /1/                                       2,260                 42,872
 Tom Brown /1/                                          1,230                 35,670
                                                                             230,286
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL FIELD MACHINERY & EQUIPMENT (0.72%)
                                                                         $
 Grant Prideco /1/                                      2,790                 44,640
 National-Oilwell /1/                                   1,341                 35,630
                                                                              80,270
OIL-FIELD SERVICES (0.65%)
 CAL Dive International /1/                             1,130                 29,267
 Key Energy Services /1/                                3,530                 42,890
                                                                              72,157
PAPER & RELATED PRODUCTS (1.32%)
 Aracruz Celulose                                       3,895                 84,716
 Boise Cascade                                          1,830                 61,982
                                                                             146,698
PHARMACY SERVICES (1.33%)
 AdvancePCS /1/                                         3,090                104,473
 Syncor International /1/                               1,380                 43,139
                                                                             147,612
POWER CONVERTER & SUPPLY EQUIPMENT (1.82%)
 Artesyn Technologies /1/                              10,310                 80,108
 C&D Technologies                                       3,450                 79,350
 Capstone Turbine /1/                                  14,095                 42,990
                                                                             202,448
RECREATIONAL CENTERS (0.75%)
 Bally Total Fitness Holding /1/                        3,840                 83,904
RENTAL-AUTO & EQUIPMENT (0.49%)
 Rent-A-Center /1/                                        910                 54,873
RESORTS & THEME PARKS (0.76%)
 Six Flags                                              4,595                 84,088
RESPIRATORY PRODUCTS (0.95%)
 Respironics /1/                                        3,210                105,256
RETAIL-APPAREL & SHOE (2.40%)
 American Eagle Outfitters /1/                          2,865                 72,857
 HOT Topic /1/                                          3,547                 80,020
 Men's Wearhouse /1/                                    1,274                 31,366
 Pacific Sunwear of California /1/                      2,032                 50,760
 Too /1/                                                1,075                 32,411
                                                                             267,414
RETAIL-COMPUTER EQUIPMENT (0.37%)
 Insight Enterprises /1/                                1,560                 40,716
RETAIL-MAIL ORDER (0.42%)
 Brookstone /1/                                         2,776                 47,192
RETAIL-RESTAURANTS (2.52%)
 Jack in the Box /1/                                    2,880                 91,958
 O'Charley's                                            3,810                 96,241
 Papa John's International /1/                          2,955                 91,900
                                                                             280,099
RETAIL-SPORTING GOODS (0.54%)
 Galyans Trading /1/                                    3,364                 60,552
RETAIL-VIDEO RENTAL (0.79%)
 Hollywood Entertainment /1/                            1,470                 30,341
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-VIDEO RENTAL (CONTINUED)
                                                                         $
 Movie Gallery /1/                                      2,890                 58,002
                                                                              88,343
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.00%)
 Anadigics /1/                                          6,780                 68,749
 Cirrus Logic /1/                                       5,390                 65,489
 Genesis Microchip                                      2,060                 49,461
 Globespan Virata /1/                                   6,557                 38,686
                                                                             222,385
SEMICONDUCTOR EQUIPMENT (6.21%)
 ASE Test /1/                                           6,525                 88,936
 ATMI /1/                                               1,170                 35,685
 Axcelis Technologies /1/                               4,240                 61,056
 Entegris /1/                                           3,039                 47,864
 Helix Technology                                       1,770                 47,896
 Kulicke & Soffa Industries                             5,910                107,207
 Metron Technology /1/                                  8,257                 75,874
 MKS Instruments /1/                                    1,380                 46,768
 Photronics /1/                                         1,690                 55,888
 PRI Automation /1/                                     1,559                 28,982
 Siliconware Precision Industries                      20,060                 95,486
                                                                             691,642
SEMICONDUCTORS (0.39%)
 Microtune /1/                                          3,910                 43,597
STEEL-PRODUCERS (0.58%)
 AK Steel Holding                                       5,260                 64,488
STEEL-SPECIALTY (0.84%)
 Allegheny Technologies                                 5,550                 93,684
TELECOMMUNICATION EQUIPMENT (0.23%)
 AudioCodes /1/                                         7,740                 25,852
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.79%)
 Finisar /1/                                           13,690                 87,479
TELECOMMUNICATION SERVICES (1.89%)
 Inet Technologies /1/                                  9,397                 79,029
 Metro One Telecommunications /1/                       3,580                 63,724
 Time Warner Telecom /1/                               17,890                 67,445
                                                                             210,198
TELEPHONE-INTEGRATED (0.71%)
 RCN /1/                                               25,789                 36,620
 WorldCom /1/                                          11,420                 42,837
                                                                              79,457
THERAPEUTICS (3.10%)
 Amylin Pharmaceuticals /1/                             9,400                 89,206
 CV Therapeutics /1/                                    3,480                100,711
 Medarex /1/                                            7,470                 75,746
 Tularik /1/                                            6,947                 79,890
                                                                             345,553
TRAVEL SERVICES (0.70%)
 Hotels.com /1/                                         1,245                 78,335
WIRELESS EQUIPMENT (2.02%)
 American Tower                                         8,680                 43,313
 DMC Stratex Networks /1/                              14,670                 61,614
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (CONTINUED)
                                                                         $
 Powerwave Technologies /1/                             5,950                 71,043
 SBA Communications /1/                                13,950                 40,302
 Spectrasite Holdings /1/                              22,310                  8,924
                                                                             225,196
                                         TOTAL COMMON STOCKS              10,564,887

                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.64%)
FINANCE-MORTGAGE LOAN/BANKER (4.64%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank System
                                                   $                     $
  1.79%; 05/01/02                                     516,699                516,699
                                      TOTAL COMMERCIAL PAPER                 516,699
                                                                         -----------

                        TOTAL PORTFOLIO INVESTMENTS (99.53%)              11,081,586
CASH AND RECEIVABLES, NET OF LIABILITIES (0.47%)                              52,104
                                  TOTAL NET ASSETS (100.00%)             $11,133,690
                                                                         -------------



/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          SMALLCAP S&P 600 INDEX FUND

                           APRIL 30, 2002 (UNAUDITED)

                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (96.71%)
ADVERTISING SERVICES (0.05%)
                                                                           $
 Penton Media                                             1,298                  8,567
AEROSPACE & DEFENSE (0.40%)
 Esterline Technologies                                     842                 19,576
 Gencorp                                                  1,748                 27,444
 Teledyne Technologies                                    1,293                 21,981
                                                                                69,001
AEROSPACE & DEFENSE EQUIPMENT (1.61%)
 AAR                                                      1,091                 13,899
 Alliant Techsystems /1/                                  1,011                108,885
 Armor Holdings /1/                                       1,240                 31,434
 BE Aerospace /1/                                         1,432                 18,616
 Curtiss-Wright                                             409                 31,182
 DRS Technologies /1/                                       671                 31,034
 Kaman                                                      909                 16,317
 Triumph Group /1/                                          642                 29,564
                                                                               280,931
AGRICULTURAL CHEMICALS (0.01%)
 Mississippi Chemical                                     1,062                  1,890
AGRICULTURAL OPERATIONS (0.17%)
 Delta & Pine Land                                        1,563                 30,416
AIRLINES (0.77%)
 Atlantic Coast Airlines Holdings /1/                     1,785                 39,002
 Frontier Airlines /1/                                    1,187                 18,339
 Mesa Air Group /1/                                       1,345                 13,316
 Midwest Express Holdings /1/                               562                 11,240
 Skywest                                                  2,307                 52,946
                                                                               134,843
APPAREL MANUFACTURERS (0.96%)
 Ashworth /1/                                               534                  4,806
 Gymboree /1/                                             1,161                 21,177
 Hagger                                                     258                  3,870
 Kellwood                                                   924                 25,179
 Nautica Enterprises /1/                                  1,348                 19,398
 Oshkosh B'gosh                                             486                 20,339
 Oxford Industries                                          305                  8,769
 Phillips-Van Heusen                                      1,123                 17,114
 Quiksilver /1/                                             944                 23,033
 Russell                                                  1,300                 24,037
                                                                               167,722
APPLIANCES (0.15%)
 Applica                                                    944                  9,723
 Fedders                                                  1,316                  5,067
 Royal Appliance Manufacturing /1/                          529                  3,322
 Salton /1/                                                 446                  7,649
                                                                                25,761
APPLICATIONS SOFTWARE (0.88%)
 Barra /1/                                                  886                 43,760
 HNC Software /1/                                         1,435                 27,437
 Mapinfo /1/                                                607                  6,695
 MRO Software                                               924                 13,361
 Pinnacle Systems /1/                                     2,321                 21,585
 Progress Software /1/                                    1,453                 24,483
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
APPLICATIONS SOFTWARE (CONTINUED)
                                                                           $
 Roxio                                                      779                 16,554
                                                                               153,875
ATHLETIC FOOTWEAR (0.10%)
 K-Swiss                                                    376                 17,210
AUDIO & VIDEO PRODUCTS (0.45%)
 Harman International Industries                          1,313                 77,533
AUTO REPAIR CENTERS (0.05%)
 Midas                                                      605                  8,893
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.22%)
 Oshkosh Truck                                              680                 38,706
AUTO-TRUCK TRAILERS (0.05%)
 Wabash National                                            935                  9,154
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.19%)
 Titan International                                        840                  4,167
 Tower Automotive /1/                                     1,954                 28,665
                                                                                32,832
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.05%)
 Standard Motor Products                                    507                  8,365
BANKS (0.14%)
 Boston Private Financial Holdings                          901                 24,192
BATTERIES & BATTERY SYSTEMS (0.02%)
 Valence Technology /1/                                   1,852                  4,278
BEVERAGES-NON-ALCOHOLIC (0.10%)
 Coca-Cola Bottling                                         355                 17,452
BEVERAGES-WINE & SPIRITS (0.62%)
 Constellation Brands /1/                                 1,779                107,452
BICYCLE MANUFACTURING (0.02%)
 Huffy /1/                                                  422                  3,313
BROADCASTING SERVICES & PROGRAMMING (0.05%)
 4 Kids Entertainment /1/                                   496                  8,531
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.35%)
 Butler Manufacturing                                       256                  7,122
 Elcor                                                      787                 21,233
 Simpson Manufacturing /1/                                  494                 32,456
                                                                                60,811
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.15%)
 Insituform Technologies /1/                              1,076                 26,739
BUILDING PRODUCTS-AIR & HEATING (0.20%)
 Lennox International                                     2,300                 34,500
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.45%)
 Florida Rock Industries                                  1,150                 45,977
 Texas Industries                                           850                 32,963
                                                                                78,940
BUILDING PRODUCTS-DOORS & WINDOWS (0.09%)
 Apogee Enterprises                                       1,150                 15,812
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING PRODUCTS-WOOD (0.12%)
                                                                           $
 Universal Forest Products                                  804                 20,100
BUILDING-MAINTENANCE & SERVICE (0.22%)
 ABM Industries                                             993                 38,032
BUILDING-MOBIL HOME & MANUFACTURE HOUSING (0.74%)
 Champion Enterprises /1/                                 1,960                 16,268
 Coachmen Industries                                        647                 11,969
 Fleetwood Enterprises                                    1,421                 15,162
 Monaco Coach /1/                                         1,161                 33,344
 Skyline                                                    341                 12,276
 Winnebago Industries                                       841                 39,275
                                                                               128,294
BUILDING-RESIDENTIAL & COMMERCIAL (2.03%)
 MDC Holdings                                             1,085                 54,793
 NVR                                                        307                113,513
 Ryland Group                                               539                 59,290
 Standard-Pacific                                         1,193                 40,049
 Toll Brothers /1/                                        2,852                 84,847
                                                                               352,492
BUSINESS TO BUSINESS-E COMMERCE (0.04%)
 QRS /1/                                                    634                  7,101
CASINO HOTELS (0.20%)
 Aztar /1/                                                1,486                 34,579
CASINO SERVICES (0.09%)
 Shuffle Master /1/                                         722                 16,534
CELLULAR TELECOMMUNICATIONS (0.04%)
 Boston Communications Group /1/                            698                  6,840
CHEMICALS-DIVERSIFIED (0.16%)
 Georgia Gulf                                             1,289                 28,397
CHEMICALS-FIBERS (0.12%)
 Wellman                                                  1,293                 21,464
CHEMICALS-PLASTICS (0.27%)
 PolyOne                                                  3,808                 46,229
CHEMICALS-SPECIALTY (0.98%)
 Arch Chemicals                                             901                 22,345
 Chemfirst                                                  569                 15,904
 MacDermid                                                1,305                 28,710
 OM Group                                                 1,123                 74,960
 Omnova Solutions                                         1,609                 14,803
 Penford                                                    306                  5,263
 Quaker Chemical                                            370                  8,510
                                                                               170,495
CIRCUIT BOARDS (0.35%)
 Benchmark Electronics /1/                                  950                 28,880
 Park Electrochemical                                       791                 23,928
 SBS Technologies /1/                                       592                  7,542
                                                                                60,350
COAL (0.26%)
 Massey Energy                                            3,039                 45,433
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COLLECTIBLES (0.24%)
                                                                           $
 Action Performance /1/                                     708                 33,311
 Department 56 /1/                                          523                  8,107
                                                                                41,418
COMMERCIAL BANKS (4.42%)
 Chittenden                                               1,302                 43,031
 Community First Bankshares                               1,634                 44,902
 Cullen/Frost Bankers                                     2,089                 78,839
 East-West Bancorp                                          950                 34,010
 First Bancorp.                                           1,079                 36,146
 First Midwest Bancorp                                    1,983                 60,343
 First Republic Bank /1/                                    553                 18,304
 GBC Bancorp                                                469                 15,102
 Hudson United Bancorp                                    1,877                 59,576
 Provident Bankshares                                     1,039                 27,076
 Riggs National                                           1,158                 19,258
 South Financial Group                                    1,679                 38,667
 Southwest Bancorp. of Texas /1/                          1,337                 46,835
 Sterling Bancshares                                      1,720                 23,530
 Susquehanna Bancshares                                   1,598                 39,471
 Trustco Bank                                             2,895                 37,461
 UCBH Holdings                                              790                 31,166
 United Bankshares                                        1,751                 56,032
 Whitney Holding                                          1,610                 58,765
                                                                               768,514
COMMERCIAL SERVICE-FINANCE (0.20%)
 PRG-Schultz International                                2,584                 35,452
COMMERCIAL SERVICES (0.94%)
 Arbitron                                                 1,185                 40,728
 Central Parking                                          1,453                 38,243
 CPI                                                        322                  6,118
 Insurance Auto Auctions /1/                                493                  9,584
 Memberworks /1/                                            580                 10,092
 Pre-Paid Legal Services /1/                                819                 23,964
 Sourcecorp /1/                                             706                 21,180
 Startek /1/                                                572                 14,220
                                                                               164,129
COMMUNICATIONS SOFTWARE (0.23%)
 Avid Technology /1/                                      1,059                 10,897
 Captaris                                                 1,290                  4,554
 Digi International /1/                                     886                  4,997
 Inter-Tel                                                  978                 20,059
                                                                                40,507
COMPUTER AIDED DESIGN (0.19%)
 Ansys                                                      586                 14,943
 Aspen Technology /1/                                     1,292                 17,507
                                                                                32,450
COMPUTER DATA SECURITY (0.10%)
 Rainbow Technologies /1/                                 1,060                  8,978
 SCM Microsystems /1/                                       623                  8,024
                                                                                17,002
COMPUTER SERVICES (0.88%)
 Analysts International                                     983                  5,043
 CACI International /1/                                   1,127                 34,006
 Carreker /1/                                               889                  8,881
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (CONTINUED)
                                                                           $
 Ciber /1/                                                2,459                 17,213
 Computer Task Group                                        848                  4,452
 Factset Research Systems                                 1,361                 47,404
 Manhattan Associates /1/                                 1,121                 35,401
                                                                               152,400
COMPUTER SOFTWARE (0.08%)
 Phoenix Technologies /1/                                 1,026                 14,107
COMPUTERS-INTEGRATED SYSTEMS (1.02%)
 Avant! /1/                                               1,536                 25,574
 Brooktrout /1/                                             505                  3,232
 Catapult Communications /1/                                530                 13,282
 Kronos /1/                                                 806                 32,764
 Mercury Computer Systems /1/                               898                 25,997
 Micros Systems /1/                                         711                 19,908
 NYFIX /1/                                                1,238                 12,467
 Radiant Systems /1/                                      1,113                 12,254
 Radisys /1/                                                706                 10,357
 Systems & Computer Technology /1/                        1,346                 20,930
                                                                               176,765
COMPUTERS-MEMORY DEVICES (0.21%)
 Hutchison Technology /1/                                 1,028                 18,412
 Read-Rite /1/                                            4,895                 17,377
                                                                                35,789
COMPUTERS-VOICE RECOGNITION (0.03%)
 InterVoice-Brite /1/                                     1,371                  6,032
CONSULTING SERVICES (0.18%)
 Franklin Covey /1/                                         807                  2,179
 Maximus /1/                                                943                 29,233
                                                                                31,412
CONSUMER PRODUCTS-MISCELLANEOUS (0.69%)
 Fossil /1/                                               1,226                 34,021
 Russ Berrie                                                817                 29,821
 Scotts /1/                                               1,189                 56,727
                                                                               120,569
CRYSTAL & GIFTWARE (0.02%)
 Enesco Group                                               558                  3,878
DATA PROCESSING & MANAGEMENT (1.24%)
 American Management Systems /1/                          1,694                 38,759
 eFunds /1/                                               1,884                 29,956
 Fair, Isaac                                                940                 52,395
 Filenet /1/                                              1,431                 24,685
 Global Payments /1/                                      1,487                 57,130
 Information Resources /1/                                1,191                 12,208
                                                                               215,133
DECISION SUPPORT SOFTWARE (0.07%)
 SPSS /1/                                                   678                 12,028
DENTAL SUPPLIES & EQUIPMENT (0.17%)
 Sybron Dental Specialties /1/                            1,541                 30,358
DIAGNOSTIC KITS (0.65%)
 Biosite Diagnostics /1/                                    592                 18,500
 Diagnostic Products                                      1,148                 55,081
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIAGNOSTIC KITS (CONTINUED)
                                                                           $
 Idexx Laboratories /1/                                   1,366                 38,904
                                                                               112,485
DIALYSIS CENTERS (0.41%)
 Renal Care Group /1/                                     1,999                 70,964
DIRECT MARKETING (0.20%)
 Advo                                                       812                 35,160
DISTRIBUTION-WHOLESALE (1.20%)
 Advanced Marketing Services                                781                 18,939
 Bell Microproducts /1/                                     687                  8,107
 Building Material Holding /1/                              527                  7,910
 Hughes Supply                                              957                 39,926
 Owens & Minor                                            1,376                 28,469
 SCP Pool /1/                                             1,015                 32,165
 United Stationers                                        1,376                 53,678
 Watsco                                                   1,084                 19,610
                                                                               208,804
DIVERSIFIED MANUFACTURING OPERATIONS (1.50%)
 A.O. Smith                                                 967                 30,074
 Acuity Brands                                            1,679                 31,145
 Barnes Group                                               748                 19,239
 Griffon /1/                                              1,336                 25,651
 Lydall                                                     647                  9,388
 Myers Industries                                           969                 17,539
 Roper Industries                                         1,263                 58,085
 SPS Technologies /1/                                       532                 20,812
 Standex International                                      493                 12,779
 Tredegar                                                 1,550                 35,572
                                                                               260,284
DIVERSIFIED OPERATIONS (0.13%)
 Triarc                                                     828                 23,184
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.17%)
 Chemed                                                     399                 15,321
 Volt Information Sciences /1/                              618                 14,029
                                                                                29,350
DRUG DELIVERY SYSTEMS (0.15%)
 Cygnus /1/                                               1,513                  7,126
 Noven Pharmaceuticals /1/                                  912                 18,322
                                                                                25,448
E-COMMERCE/SERVICES (0.11%)
 Pegasus Solutions /1/                                    1,000                 19,370
ELECTRIC-INTEGRATED (1.43%)
 Avista                                                   1,933                 30,909
 Central Vermont Public Service                             470                  8,460
 CH Energy Group                                            664                 34,123
 El Paso Electric                                         2,048                 31,949
 Green Mountain Power                                       231                  4,389
 Northwestern                                             1,113                 22,894
 RGS Energy Group                                         1,409                 55,909
 UIL Holdings                                               582                 32,825
 Unisource Energy                                         1,361                 27,465
                                                                               248,923
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.72%)
                                                                           $
 Bel Fuse                                                   436                 11,702
 CTS                                                      1,344                 23,050
 Methode Electronics                                      1,460                 16,746
 Planar Systems /1/                                         512                 12,744
 Rogers                                                     638                 21,437
 Technitrol                                               1,594                 40,487
                                                                               126,166
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.16%)
 Actel /1/                                                  974                 23,668
 Alliance Semiconductor /1/                               1,658                 17,674
 Alpha Industries                                         1,797                 22,013
 AstroPower /1/                                             583                 21,699
 AXT /1/                                                    909                 10,544
 ESS Technology /1/                                       1,794                 28,650
 Kopin /1/                                                2,659                 21,113
 Microsemi                                                1,158                 15,344
 Pioneer Standard Electronics                             1,290                 18,860
 Supertex /1/                                               506                  9,690
 Three-Five Systems                                         868                 12,152
                                                                               201,407
ELECTRONIC MEASUREMENT INSTRUMENTS (0.46%)
 Analogic                                                   536                 26,725
 Itron /1/                                                  660                 23,529
 Keithley Instruments                                       639                 12,269
 Trimble Navigation /1/                                   1,014                 16,822
                                                                                79,345
ELECTRONICS-MILITARY (0.14%)
 EDO                                                        797                 24,667
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.34%)
 EMCOR Group /1/                                            602                 36,632
 URS                                                        742                 22,853
                                                                                59,485
ENGINES-INTERNAL COMBUSTION (0.21%)
 Briggs & Stratton                                          878                 37,008
ENTERPRISE SOFTWARE & SERVICE (0.28%)
 Concord Communications /1/                                 680                 12,784
 ePresence /1/                                              938                  3,958
 Hyperion Solutions /1/                                   1,334                 31,216
                                                                                47,958
ENTERTAINMENT SOFTWARE (0.67%)
 Midway Games /1/                                         1,729                 23,601
 Take-Two Interactive Software /1/                        1,496                 37,549
 THQ                                                      1,598                 56,026
                                                                               117,176
ENVIRONMENTAL CONSULTING & ENGINEERING (0.17%)
 Tetra Tech                                               2,130                 30,374
FILTRATION & SEPARATION PRODUCTS (0.32%)
 Clarcor                                                  1,002                 32,365
 Cuno /1/                                                   667                 23,505
                                                                                55,870
FINANCE-INVESTMENT BANKER & BROKER (0.74%)
 Jefferies Group                                          1,066                 49,558
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                           $
 Raymond James Financial                                  1,974                 66,011
 SWS Group                                                  700                 14,070
                                                                               129,639
FINANCE-LEASING COMPANY (0.14%)
 Financial Federal                                          676                 23,775
FIREARMS & AMMUNITION (0.09%)
 Sturm Ruger                                              1,094                 15,207
FOOD-MISCELLANEOUS/DIVERSIFIED (1.12%)
 American Italian Pasta /1/                                 723                 35,962
 Corn Products International                              1,437                 47,565
 Hain Celestial Group /1/                                 1,376                 25,222
 International Multifoods                                   769                 20,647
 J & J Snack Foods /1/                                      352                 13,376
 Lance                                                    1,180                 18,821
 Ralcorp Holdings /1/                                     1,216                 34,048
                                                                               195,641
FOOD-RETAIL (0.84%)
 Great Atlantic & Pacific Tea                             1,559                 39,942
 Whole Foods Market /1/                                   2,266                105,958
                                                                               145,900
FOOD-WHOLESALE/DISTRIBUTION (0.78%)
 Fleming                                                  1,803                 39,738
 Nash Finch                                                 477                 14,310
 Performance Food Group /1/                               1,779                 64,099
 United Natural Foods /1/                                   758                 18,154
                                                                               136,301
FOOTWEAR & RELATED APPAREL (0.26%)
 Stride Rite                                              1,704                 14,995
 Wolverine World Wide                                     1,688                 30,418
                                                                                45,413
FORESTRY (0.09%)
 Deltic Timber                                              483                 16,180
GARDEN PRODUCTS (0.17%)
 Toro                                                       498                 28,884
GAS-DISTRIBUTION (2.06%)
 Atmos Energy                                             1,669                 39,939
 Cascade Natural Gas                                        449                 10,102
 Energen                                                  1,393                 39,213
 Laclede Group                                              767                 18,753
 New Jersey Resources                                     1,091                 34,912
 Northwest Natural                                        1,023                 29,053
 NUI                                                        629                 16,857
 Piedmont Natural Gas                                     1,323                 49,282
 Southern Union                                           2,122                 37,135
 Southwest Gas                                            1,316                 32,571
 Southwestern Energy                                      1,024                 14,746
 UGI                                                      1,116                 35,154
                                                                               357,717
HEALTH CARE COST CONTAINMENT (0.47%)
 Hooper Holmes                                            2,626                 27,284
 Orthodontic Centers of America /1/                       2,032                 54,153
                                                                                81,437
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOME FURNISHINGS (0.86%)
                                                                           $
 Bassett Furniture Industries                               476                  9,758
 Ethan Allen Interiors                                    1,574                 64,864
 La-Z-Boy                                                 2,474                 74,319
                                                                               148,941
HOSPITAL BEDS & EQUIPMENT (0.27%)
 Invacare                                                 1,249                 47,237
HOTELS & MOTELS (0.25%)
 Marcus                                                   1,189                 20,570
 Prime Hospitality                                        1,819                 23,447
                                                                                44,017
HOUSEWARES (0.19%)
 Libbey                                                     622                 24,320
 National Presto Industries Inc.                            277                  9,266
                                                                                33,586
HUMAN RESOURCES (0.78%)
 Administaff /1/                                          1,122                 25,750
 CDI /1/                                                    776                 22,683
 Hall Kinion & Associates /1/                               525                  4,961
 Heidrick & Struggles /1/                                   732                 15,138
 Labor Ready /1/                                          1,646                 14,814
 On Assignment /1/                                        1,068                 21,712
 Spherion /1/                                             2,371                 30,159
                                                                               135,217
IDENTIFICATION SYSTEM-DEVELOPMENT (0.48%)
 Brady                                                      934                 34,091
 Checkpoint Systems /1/                                   1,287                 22,201
 Paxar /1/                                                1,604                 26,787
                                                                                83,079
INDUSTRIAL AUTOMATION & ROBOTS (0.28%)
 Cognex /1/                                               1,781                 43,902
 Gerber Scientific                                          897                  4,036
                                                                                47,938
INSTRUMENTS-CONTROLS (0.60%)
 BEI Technologies                                           586                 11,491
 Photon Dynamics /1/                                        687                 33,278
 Watts Industries                                         1,077                 19,612
 Woodward Governor                                          460                 31,662
 X-Rite                                                     865                  7,569
                                                                               103,612
INSTRUMENTS-SCIENTIFIC (0.14%)
 Dionex /1/                                                 871                 21,453
 Meade Instruments /1/                                      670                  3,316
                                                                                24,769
INSURANCE BROKERS (0.24%)
 Hilb, Rogal & Hamilton                                   1,148                 42,223
INTERNET APPLICATION SOFTWARE (0.17%)
 Netegrity /1/                                            1,374                 10,511
 Verity /1/                                               1,421                 18,956
                                                                                29,467
INTERNET CONNECTIVE SERVICES (0.04%)
 PC-Tel /1/                                                 791                  6,486
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET SECURITY (0.02%)
                                                                           $
 Zixit                                                      713                  3,536
LASERS-SYSTEMS & COMPONENTS (0.76%)
 Coherent /1/                                             1,163                 35,588
 Cymer /1/                                                1,343                 63,484
 Electro Scientific Industries /1/                        1,110                 33,366
                                                                               132,438
LEISURE & RECREATION PRODUCTS (0.16%)
 K2                                                         729                  5,978
 WMS Industries                                           1,307                 21,056
                                                                                27,034
LIFE & HEALTH INSURANCE (0.60%)
 Delphi Financial Group                                     828                 35,604
 Presidential Life                                        1,192                 29,681
 UICI /1/                                                 1,936                 39,688
                                                                               104,973
LINEN SUPPLY & RELATED ITEMS (0.23%)
 Angelica                                                   350                  5,320
 G & K Services                                             840                 34,650
                                                                                39,970
MACHINERY TOOLS & RELATED PRODUCTS (0.25%)
 Milacron                                                 1,360                 18,020
 Regal Beloit                                               993                 25,967
                                                                                43,987
MACHINERY-CONSTRUCTION & MINING (0.25%)
 Astec Industries /1/                                       795                 14,827
 JLG Industries                                           1,713                 28,196
                                                                                43,023
MACHINERY-DIVERSIFIED (0.17%)
 Brooks Automation /1/                                      811                 28,912
MACHINERY-ELECTRICAL (0.19%)
 Baldor Electric                                          1,376                 32,611
MACHINERY-FARM (0.07%)
 Lindsay Manufacturing                                      473                 11,588
MACHINERY-GENERAL INDUSTRY (0.81%)
 Applied Industrial Technologies                            780                 15,522
 Flow International /1/                                     619                  6,561
 Gardner Denver /1/                                         635                 17,717
 Idex                                                     1,248                 44,878
 Manitowoc                                                  986                 43,088
 Robbins & Myers                                            481                 14,069
                                                                               141,835
MACHINERY-PRINT TRADE (0.42%)
 Zebra Technologies /1/                                   1,283                 72,708
MACHINERY-PUMPS (0.43%)
 Graco                                                    1,264                 56,577
 Thomas Industries                                          617                 17,893
                                                                                74,470
MEDICAL INFORMATION SYSTEM (0.81%)
 Cerner /1/                                               1,421                 75,469
 Dendrite International /1/                               1,605                 21,266
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INFORMATION SYSTEM (CONTINUED)
                                                                           $
 NDCHealth                                                1,387                 44,620
                                                                               141,355
MEDICAL INSTRUMENTS (0.77%)
 Arthrocare /1/                                             925                 14,819
 Conmed /1/                                               1,025                 27,675
 Datascope                                                  600                 18,870
 SurModics                                                  687                 27,940
 Techne                                                   1,687                 45,026
                                                                               134,330
MEDICAL LABORATORY & TESTING SERVICE (0.09%)
 Impath /1/                                                 653                 15,456
MEDICAL PRODUCTS (1.84%)
 Cooper                                                     618                 32,754
 Haemonetics /1/                                          1,076                 35,659
 Inamed /1/                                                 817                 30,090
 Mentor                                                     950                 38,047
 Osteotech /1/                                              571                  4,568
 PolyMedica /1/                                             492                 19,168
 Varian Medical Systems                                   2,739                118,736
 Viasys Healthcare                                        1,056                 21,310
 Vital Signs                                                525                 20,213
                                                                               320,545
MEDICAL-BIOMEDICAL/GENE (0.87%)
 Advanced Tissue Sciences /1/                             2,974                  8,179
 Arqule /1/                                                 826                  7,847
 Bio-Technology General /1/                               2,367                 11,596
 Cambrex                                                  1,047                 43,021
 Cryolife /1/                                               767                 22,603
 Enzo Biochem /1/                                         1,156                 20,924
 Regeneron Pharmaceutical /1/                             1,777                 36,695
                                                                               150,865
MEDICAL-DRUGS (1.45%)
 Cephalon /1/                                             2,236                131,119
 Medicis Pharmaceutical /1/                               1,243                 66,563
 Priority Healthcare /1/                                  1,845                 54,870
                                                                               252,552
MEDICAL-GENERIC DRUGS (0.20%)
 Alpharma                                                 2,080                 35,568
MEDICAL-HMO (0.97%)
 Coventry Health Care /1/                                 2,385                 75,127
 Mid Atlantic Medical Services /1/                        1,971                 71,804
 Sierra Health Services /1/                               1,133                 22,094
                                                                               169,025
MEDICAL-HOSPITALS (0.31%)
 Curative Health Services /1/                               367                  5,160
 Province Healthcare /1/                                  1,286                 49,524
                                                                                54,684
METAL PROCESSORS & FABRICATION (0.98%)
 Commercial Metals                                          533                 23,884
 Intermet                                                 1,036                 11,365
 Mueller Industries /1/                                   1,359                 46,328
 Quanex                                                     548                 19,728
 Timken                                                   2,433                 64,840
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL PROCESSORS & FABRICATION (CONTINUED)
                                                                           $
 Wolverine Tube /1/                                         492                  4,526
                                                                               170,671
METAL PRODUCTS-DISTRIBUTION (0.11%)
 A.M. Castle                                                574                  6,601
 Lawson Products                                            391                 12,532
                                                                                19,133
METAL-ALUMINUM (0.10%)
 Century Aluminum                                           834                 12,643
 Commonwealth Industries                                    669                  5,031
                                                                                17,674
METAL-IRON (0.06%)
 Cleveland-Cliffs                                           412                 11,124
MISCELLANEOUS INVESTING (0.85%)
 Colonial Properties Trust                                  848                 30,850
 Essex Property Trust                                       748                 38,896
 Kilroy Realty                                            1,114                 31,359
 Shurgard Storage Centers                                 1,321                 46,566
                                                                               147,671
MISCELLANEOUS MANUFACTURERS (0.34%)
 A.T. Cross                                                 682                  4,829
 Aptargroup                                               1,457                 54,127
                                                                                58,956
NETWORKING PRODUCTS (1.21%)
 Adaptec /1/                                              4,308                 63,328
 Aeroflex /1/                                             2,437                 34,069
 Anixter International /1/                                1,498                 43,367
 Black Box /1/                                              819                 38,321
 Cable Design Technologies /1/                            1,793                 22,538
 Stratos Lightwave                                        2,963                  8,178
                                                                               209,801
NON-FERROUS METALS (0.11%)
 Brush Engineered Materials                                 675                  8,708
 RTI International Metals                                   842                 11,072
                                                                                19,780
NON-HAZARDOUS WASTE DISPOSAL (0.23%)
 Waste Connections /1/                                    1,114                 39,324
NON-HOTEL GAMBLING (0.31%)
 Argosy Gaming /1/                                        1,170                 42,120
 Pinnacle Entertainment                                   1,033                 11,466
                                                                                53,586
OFFICE AUTOMATION & EQUIPMENT (0.08%)
 Imagistics International                                   793                 13,798
OFFICE FURNISHINGS-ORIGINAL (0.10%)
 Interface                                                2,066                 16,631
OFFICE SUPPLIES & FORMS (0.49%)
 John H. Harland                                          1,180                 35,518
 New England Business Services                              520                 14,560
 Standard Register                                        1,123                 35,936
                                                                                86,014
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL & GAS DRILLING (0.15%)
                                                                           $
 Atwood Oceanics /1/                                        562                 25,824
OIL COMPANY-EXPLORATION & PRODUCTION (3.60%)
 Cabot Oil & Gas                                          1,297                 32,594
 Evergreen Resources /1/                                    755                 33,786
 KEY Production                                             568                 12,155
 Newfield Exploration /1/                                 1,788                 67,676
 Nuevo Energy /1/                                           690                 10,833
 Patina Oil & Gas                                           881                 31,892
 Plains Resources /1/                                       947                 25,948
 Pogo Producing                                           2,181                 74,677
 Prima Energy /1/                                           517                 12,874
 Remington Oil & Gas /1/                                    912                 18,559
 St. Mary Land & Exploration                              1,127                 27,262
 Stone Energy /1/                                         1,064                 45,114
 Swift Energy /1/                                         1,067                 20,241
 Tom Brown /1/                                            1,588                 46,052
 Unit /1/                                                 1,463                 28,558
 Vintage Petroleum                                        2,564                 35,383
 XTO Energy                                               5,024                102,490
                                                                               626,094
OIL FIELD MACHINERY & EQUIPMENT (0.41%)
 Carbo Ceramics                                             606                 22,834
 Dril-Quip /1/                                              702                 17,339
 Lone Star Technologies /1/                               1,156                 30,808
                                                                                70,981
OIL REFINING & MARKETING (0.10%)
 WD-40                                                      639                 17,470
OIL-FIELD SERVICES (0.66%)
 CAL Dive International /1/                               1,324                 34,292
 Oceaneering International /1/                              960                 25,440
 Seacor Smit /1/                                            816                 39,249
 Tetra Technologies                                         572                 16,382
                                                                               115,363
OPTICAL SUPPLIES (0.08%)
 Sola International /1/                                     992                 14,235
PAPER & RELATED PRODUCTS (0.41%)
 Buckeye Technologies /1/                                 1,413                 15,529
 Caraustar Industries                                     1,132                 12,792
 Chesapeake                                                 616                 16,909
 Pope & Talbot                                              635                  9,080
 Schweitzer-Mauduit International                           603                 17,035
                                                                                71,345
PATIENT MONITORING EQUIPMENT (0.03%)
 Spacelabs Medical /1/                                      395                  5,660
PHARMACY SERVICES (1.31%)
 Accredo Health /1/                                       1,061                 68,678
 AdvancePCS /1/                                           3,756                126,990
 Syncor International /1/                                 1,006                 31,448
                                                                               227,116
PHOTO EQUIPMENT & SUPPLIES (0.05%)
 Concord Camera /1/                                       1,115                  8,585
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PHYSICAL THERAPY & REHABILITATION CENTERS (0.11%)
                                                                           $
 RehabCare Group /1/                                        704                 18,762
PHYSICIAN PRACTICE MANAGEMENT (0.48%)
 Pediatrix Medical Group /1/                                994                 46,708
 US Oncology /1/                                          3,853                 36,989
                                                                                83,697
POWER CONVERTER & SUPPLY EQUIPMENT (0.67%)
 Advanced Energy Industries /1/                           1,293                 44,997
 Artesyn Technologies /1/                                 1,555                 12,082
 C&D Technologies                                         1,061                 24,403
 Magnetek /1/                                               912                 10,944
 Vicor /1/                                                1,723                 23,881
                                                                               116,307
PRECIOUS METALS (0.16%)
 Stillwater Mining /1/                                    1,575                 27,641
PRINTING-COMMERCIAL (0.19%)
 Bowne                                                    1,346                 21,402
 Consolidated Graphics /1/                                  535                 11,422
                                                                                32,824
PROPERTY & CASUALTY INSURANCE (1.37%)
 First American                                           2,789                 61,637
 Fremont General                                          2,875                 20,096
 LandAmerica Financial Group                                755                 26,425
 Philadelphia Consolidated Holding                          848                 36,210
 RLI                                                        399                 22,982
 SCPIE Holdings                                             378                  5,084
 Selective Insurance Group                                1,035                 31,050
 Stewart Information Services                               722                 13,646
 Zenith National Insurance                                  712                 21,858
                                                                               238,988
PUBLISHING-BOOKS (0.20%)
 Information Holdings /1/                                   884                 27,581
 Thomas Nelson                                              583                  7,392
                                                                                34,973
RECREATIONAL CENTERS (0.16%)
 Bally Total Fitness Holding                              1,316                 28,755
RECREATIONAL VEHICLES (0.71%)
 Arctic Cat                                                 949                 18,448
 Polaris Industries                                         933                 70,255
 Thor Industries                                            575                 34,069
                                                                               122,772
RECYCLING (0.04%)
 Imco Recycling                                             599                  6,379
REINSURANCE (0.07%)
 Trenwick Group                                           1,498                 12,718
RENTAL-AUTO & EQUIPMENT (0.13%)
 Aaron Rents                                                812                 22,695
RESEARCH & DEVELOPMENT (0.40%)
 Parexel International /1/                                1,015                 15,803
 Pharmaceutical Product Development /1/                   2,116                 53,281
                                                                                69,084
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RESPIRATORY PRODUCTS (0.53%)
                                                                           $
 Resmed /1/                                               1,307                 48,503
 Respironics /1/                                          1,346                 44,135
                                                                                92,638
RETAIL-APPAREL & SHOE (3.11%)
 AnnTaylor Stores /1/                                     1,185                 51,512
 Brown Shoe                                                 709                 14,428
 Burlington Coat Factory Warehouse                        1,805                 40,540
 Cato                                                     1,015                 25,984
 Chico's FAS /1/                                          1,650                 59,532
 Childrens Place /1/                                      1,073                 37,147
 Christopher & Banks /1/                                  1,008                 37,467
 Dress Barn /1/                                             743                 22,290
 Footstar /1/                                               810                 23,887
 Genesco /1/                                                886                 24,675
 Goody's Family Clothing /1/                              1,319                 11,621
 HOT Topic /1/                                            1,268                 28,606
 Men's Wearhouse /1/                                      1,721                 42,371
 Pacific Sunwear of California /1/                        1,331                 33,249
 Stein Mart /1/                                           1,675                 19,765
 Too /1/                                                  1,273                 38,381
 Wet Seal /1/                                               811                 28,896
                                                                               540,351
RETAIL-AUTO PARTS (0.70%)
 O'Reilly Automotive /1/                                  2,136                 69,185
 PEP Boys-Manny Moe & Jack                                2,089                 40,004
 TBC                                                        852                 12,695
                                                                               121,884
RETAIL-AUTOMOBILE (0.23%)
 Group 1 Automotive /1/                                     924                 40,508
RETAIL-BEDDING (0.33%)
 Linens 'N Things /1/                                     1,651                 57,290
RETAIL-COMPUTER EQUIPMENT (0.25%)
 Insight Enterprises /1/                                  1,693                 44,187
RETAIL-CONSUMER ELECTRONICS (0.07%)
 Ultimate Electronics /1/                                   451                 13,034
RETAIL-CONVENIENCE STORE (0.15%)
 Casey's General Stores                                   2,013                 26,209
RETAIL-DISCOUNT (0.41%)
 Factory 2-U Stores /1/                                     521                  7,216
 Fred's                                                   1,030                 40,092
 ShopKo Stores                                            1,167                 24,309
                                                                                71,617
RETAIL-FABRIC STORE (0.16%)
 Hancock Fabrics                                            731                 13,297
 Jo-Ann Stores                                              756                 14,651
                                                                                27,948
RETAIL-HAIR SALONS (0.30%)
 Regis                                                    1,717                 51,613
RETAIL-HOME FURNISHINGS (0.67%)
 Cost Plus /1/                                              873                 25,710
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-HOME FURNISHINGS (CONTINUED)
                                                                           $
 Pier 1 Imports                                           3,796                 90,914
                                                                               116,624
RETAIL-JEWELRY (0.32%)
 Zale /1/                                                 1,417                 56,283
RETAIL-OFFICE SUPPLIES (0.12%)
 School Specialty /1/                                       732                 20,767
RETAIL-PAWN SHOPS (0.06%)
 Cash America International                               1,002                  9,990
RETAIL-RESTAURANTS (3.04%)
 Applebees International                                  1,505                 58,755
 CEC Entertainment /1/                                    1,133                 52,345
 IHOP /1/                                                   841                 30,570
 Jack in the Box /1/                                      1,600                 51,088
 Landry's Seafood Restaurant                              1,113                 30,830
 Lone Star Steakhouse & Saloon                              978                 19,071
 Luby's                                                     911                  6,377
 O'Charley's                                                756                 19,097
 P.F. Chang's China Bistro /1/                              487                 35,283
 Panera Bread /1/                                           575                 38,565
 Rare Hospitality International /1/                         872                 24,416
 Ruby Tuesday                                             2,622                 65,865
 Ryan's Family Steak Houses /1/                           1,240                 32,488
 Sonic /1/                                                1,622                 47,541
 Steak N Shake                                            1,134                 15,853
                                                                               528,144
RETIREMENT & AGED CARE (0.14%)
 Sunrise Assisted Living /1/                                897                 24,228
SAVINGS & LOANS/THRIFTS (2.21%)
 American Financial Holdings                                976                 28,782
 Anchor Bancorp Wisconsin                                 1,012                 22,264
 Commercial Federal                                       1,884                 55,390
 Dime Community Bancshares                                1,051                 24,435
 Downey Financial                                         1,146                 60,875
 Firstfed Financial                                         702                 20,077
 MAF Bancorp                                                913                 33,836
 Seacoast Financial Services                                985                 21,079
 Staten Island Bancorp                                    2,566                 51,192
 Washington Federal                                       2,578                 67,337
                                                                               385,267
SCHOOLS (0.57%)
 Corinthian Colleges /1/                                    867                 51,057
 ITT Educational Services                                   941                 47,662
                                                                                98,719
SECURITY SERVICES (0.10%)
 Kroll                                                      914                 16,946
SEISMIC DATA COLLECTION (0.29%)
 Input/Output /1/                                         2,085                 18,869
 Seitel                                                   1,018                  8,195
 Veritas DGC /1/                                          1,259                 22,788
                                                                                49,852
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.72%)
 Elantec Semiconductor /1/                                  940                 38,860
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (CONTINUED)
                                                                           $
 Exar /1/                                                 1,586                 31,625
 Pericom Semiconductor /1/                                1,029                 14,684
 Power Integrations                                       1,135                 24,005
 Standard Microsystems /1/                                  653                 16,031
                                                                               125,205
SEMICONDUCTOR EQUIPMENT (2.38%)
 ATMI /1/                                                 1,233                 37,607
 Axcelis Technologies /1/                                 3,960                 57,024
 Cohu                                                       837                 23,444
 Dupont Photomasks /1/                                      725                 28,261
 Electroglas /1/                                            856                 14,389
 Helix Technology                                         1,041                 28,169
 Kulicke & Soffa Industries                               1,998                 36,244
 Photronics /1/                                           1,232                 40,742
 Rudolph Technologies /1/                                   654                 19,947
 Therma-Wave /1/                                          1,171                 16,558
 Ultratech Stepper /1/                                      912                 15,568
 Varian Semiconductor Equipment Associates /1/            1,333                 62,278
 Veeco Instruments /1/                                    1,168                 34,608
                                                                               414,839
STEEL PIPE & TUBE (0.40%)
 Shaw Group /1/                                           1,628                 49,703
 Valmont Industries                                         994                 20,566
                                                                                70,269
STEEL-PRODUCERS (0.52%)
 Reliance Steel & Aluminum                                1,283                 41,377
 Ryerson Tull                                             1,007                 11,832
 Steel Dynamics /1/                                       1,859                 32,440
 Steel Technologies                                         388                  4,070
                                                                                89,719
STEEL-SPECIALTY (0.04%)
 Material Sciences /1/                                      598                  6,997
STORAGE & WAREHOUSING (0.11%)
 Mobile Mini /1/                                            572                 18,859
SUPERCONDUCTOR PRODUCTION & SYSTEMS (0.10%)
 Intermagnetics General /1/                                 666                 16,737
TELECOMMUNICATION EQUIPMENT (0.18%)
 Aware /1/                                                  920                  4,600
 Davox /1/                                                  500                  4,500
 Network Equipment Technologies /1/                         899                  5,304
 Symmetricom /1/                                            906                  5,799
 Tollgrade Communications /1/                               546                 10,980
                                                                                31,183
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.20%)
 C-COR.net /1/                                            1,440                 15,753
 Harmonic /1/                                             2,398                 19,304
                                                                                35,057
TELECOMMUNICATION SERVICES (0.16%)
 Aspect Communications /1/                                2,110                 10,107
 Metro One Telecommunications                               990                 17,622
                                                                                27,729
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (0.13%)
                                                                           $
 General Communication /1/                                2,222                 22,176
THERAPEUTICS (0.10%)
 MGI Pharmaceuticals /1/                                    978                  7,120
 Theragenics                                              1,205                 10,821
                                                                                17,941
TOBACCO (0.08%)
 DIMON                                                    1,815                 13,975
TOYS (0.09%)
 Jakks Pacific /1/                                          777                 14,973
TRANSPORT-MARINE (0.16%)
 Kirby                                                      974                 27,321
TRANSPORT-RAIL (0.22%)
 Kansas City Southern Industries                          2,396                 38,336
TRANSPORT-SERVICES (0.10%)
 Offshore Logistics                                         906                 18,301
TRANSPORT-TRUCK (1.47%)
 Arkansas Best                                              992                 23,957
 Forward Air /1/                                            877                 23,828
 Heartland Express /1/                                    2,036                 39,885
 Landstar System /1/                                        328                 32,111
 Roadway Express                                            788                 24,034
 USFreightways                                            1,073                 35,892
 Werner Enterprises                                       2,576                 45,724
 Yellow                                                   1,146                 30,908
                                                                               256,339
VITAMINS & NUTRITION PRODUCTS (0.31%)
 Natures Sunshine Products                                  661                  7,211
 NBTY /1/                                                 2,674                 45,939
                                                                                53,150
WATER (0.48%)
 American States Water                                      410                 15,949
 Philadelphia Suburban                                    2,773                 66,829
                                                                                82,778
WATER TREATMENT SYSTEMS (0.12%)
 Ionics /1/                                                 710                 21,300
WIRE & CABLE PRODUCTS (0.14%)
 Belden                                                     998                 23,892
WIRELESS EQUIPMENT (0.23%)
 Allen Telecom                                            1,237                  8,152
 Audiovox /1/                                               930                  6,947
 DMC Stratex Networks /1/                                 3,345                 14,049
 Viasat /1/                                               1,052                 11,183
                                                                                40,331
X-RAY EQUIPMENT (0.07%)
 Hologic /1/                                                770                 12,497
                                           TOTAL COMMON STOCKS              16,825,995

                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (11.39%)
FINANCE-MORTGAGE LOAN/BANKER (11.39%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank System
                                                     $                     $
  1.79%; 05/01/02                                     1,980,696              1,980,696
                                        TOTAL COMMERCIAL PAPER               1,980,696
                                                                           -----------

                         TOTAL PORTFOLIO INVESTMENTS (108.10%)              18,806,691
LIABILITIES, NET OF CASH AND RECEIVABLES (-8.10%)                           (1,408,617)
                                    TOTAL NET ASSETS (100.00%)             $17,398,074
                                                                           --------------




                                                         Unrealized
   Contract                   Opening       Current     Gain (Loss)
     Type       Commitment  Market Value  Market Value
--------------------------------------------------------------------
FUTURES CONTRACTS
2 Russell 2000    Buy         $494,625      $511,200      $16,575
June, 2002
Futures


/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              SMALLCAP VALUE FUND

                           APRIL 30, 2002 (UNAUDITED)

                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (92.44%)
ADVERTISING SERVICES (0.50%)
                                                                           $
 R.H. Donnelley                                           2,640                 77,669
AEROSPACE & DEFENSE (1.23%)
 Esterline Technologies                                   5,210                121,132
 Gencorp                                                  4,380                 68,766
                                                                               189,898
AEROSPACE & DEFENSE EQUIPMENT (2.88%)
 BE Aerospace /1/                                         9,970                129,610
 Moog                                                     3,710                126,882
 Triumph Group /1/                                        1,800                 82,890
 United Defense Industries /1/                            3,890                105,808
                                                                               445,190
AGRICULTURAL OPERATIONS (0.63%)
 Delta & Pine Land                                        5,000                 97,300
AIRLINES (0.18%)
 JetBlue Airways                                            565                 28,420
APPAREL MANUFACTURERS (0.49%)
 Phillips-Van Heusen                                      4,930                 75,133
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (2.13%)
 American Axle & Manufacturing   Holdings /1/             3,990                131,670
 Modine Manufacturing                                     1,660                 48,837
 Tower Automotive /1/                                    10,190                149,487
                                                                               329,994
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.56%)
 Elcor                                                    3,200                 86,336
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.35%)
 Insituform Technologies /1/                              2,190                 54,422
BUILDING PRODUCTS-AIR & HEATING (1.50%)
 Lennox International                                     6,470                 97,050
 Nortek                                                   3,070                135,817
                                                                               232,867
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.13%)
 Florida Rock Industries                                  2,120                 84,758
 Texas Industries                                         2,340                 90,745
                                                                               175,503
BUILDING PRODUCTS-LIGHT FIXTURES (0.53%)
 LSI Industries                                           4,110                 81,666
BUILDING PRODUCTS-WOOD (1.31%)
 Rayonier                                                 1,700                 99,739
 Universal Forest Products                                4,130                103,250
                                                                               202,989
BUILDING-HEAVY CONSTRUCTION (0.72%)
 Chicago Bridge & Iron                                    3,800                112,100
BUILDING-RESIDENTIAL & COMMERCIAL (0.91%)
 Ryland Group                                               710                 78,100
 Toll Brothers /1/                                        2,120                 63,070
                                                                               141,170
CASINO HOTELS (0.50%)
 Aztar /1/                                                3,300                 76,791
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CELLULAR TELECOMMUNICATIONS (0.92%)
                                                                           $
 AirGate PCS /1/                                          5,800                 82,940
 Alamosa Holdings /1/                                    11,620                 59,378
                                                                               142,318
CHEMICALS-DIVERSIFIED (0.56%)
 Hercules                                                 7,100                 86,620
CHEMICALS-SPECIALTY (1.74%)
 Albemarle                                                3,670                108,815
 Chemfirst                                                3,800                106,210
 OM Group                                                   820                 54,735
                                                                               269,760
CIRCUIT BOARDS (1.02%)
 Benchmark Electronics /1/                                3,380                102,752
 Merix /1/                                                3,290                 55,009
                                                                               157,761
COATINGS & PAINT (0.65%)
 RPM                                                      5,900                100,005
COMMERCIAL BANKS (4.45%)
 CVB Financial                                            3,592                 77,228
 First Midwest Bancorp                                    1,685                 51,274
 Greater Bay Bancorp                                      2,700                 90,423
 Local Financial /1/                                      5,100                 85,323
 R & G Financial                                          6,670                133,467
 UMB Financial                                            2,504                119,744
 United Bankshares                                        4,110                131,520
                                                                               688,979
COMMERCIAL SERVICES (1.37%)
 Central Parking                                          3,780                 99,490
 Quanta Services /1/                                      6,690                112,124
                                                                               211,614
COMPUTER SERVICES (0.74%)
 Anteon International                                     5,000                113,750
COMPUTERS-MEMORY DEVICES (0.34%)
 Advanced Digital Information /1/                         5,780                 52,020
CONSULTING SERVICES (0.53%)
 Right Management Consultants /1/                         3,100                 82,770
CONSUMER PRODUCTS-MISCELLANEOUS (2.13%)
 Blyth                                                    3,300                 98,175
 Dial                                                     5,540                116,229
 Scotts /1/                                               2,400                114,504
                                                                               328,908
DECISION SUPPORT SOFTWARE (0.54%)
 NetIQ /1/                                                3,760                 84,337
DIAGNOSTIC KITS (0.46%)
 Idexx Laboratories /1/                                   2,500                 71,200
DIVERSIFIED MANUFACTURING OPERATIONS (1.25%)
 A.O. Smith                                               2,650                 82,415
 Carlisle                                                   806                 32,635
 Harsco                                                   1,830                 77,775
                                                                               192,825
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED OPERATIONS (0.68%)
                                                                           $
 Walter Industries                                        7,740                104,490
ELECTRIC-INTEGRATED (2.79%)
 CH Energy Group                                          2,790                143,378
 Cleco                                                    3,100                 76,818
 Idacorp                                                  3,550                134,332
 PNM Resources                                            2,670                 77,430
                                                                               431,958
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.44%)
 ESS Technology /1/                                       4,300                 68,671
ELECTRONICS-MILITARY (0.70%)
 Engineered Support Systems                               2,200                108,680
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.61%)
 Jacobs Engineering Group                                 2,400                 94,704
ENGINES-INTERNAL COMBUSTION (0.59%)
 Briggs & Stratton                                        2,150                 90,623
FINANCE-MORTGAGE LOAN/BANKER (0.72%)
 Doral Financial                                          3,200                111,808
FOOD-DAIRY PRODUCTS (0.64%)
 Dean Foods /1/                                           2,660                 98,473
FOOD-MEAT PRODUCTS (0.44%)
 Smithfield Foods /1/                                     3,200                 67,520
FOOD-MISCELLANEOUS/DIVERSIFIED (0.64%)
 American Italian Pasta /1/                               2,000                 99,480
FOOD-WHOLESALE & DISTRIBUTION (0.68%)
 Performance Food Group /1/                               2,900                104,490
GARDEN PRODUCTS (0.65%)
 Toro                                                     1,730                100,340
GAS-DISTRIBUTION (1.86%)
 AGL Resources                                            4,400                105,336
 New Jersey Resources                                     3,285                105,120
 Peoples Energy                                           1,990                 77,610
                                                                               288,066
GOLD MINING (0.69%)
 Agnico-Eagle Mines                                       7,700                106,953
HOME FURNISHINGS (0.77%)
 Bassett Furniture Industries                             2,922                 59,901
 Furniture Brands International /1/                       1,450                 59,203
                                                                               119,104
HUMAN RESOURCES (0.18%)
 Medical Staffing Network Holdings                        1,150                 27,876
IDENTIFICATION SYSTEM-DEVELOPMENT (0.38%)
 Paxar /1/                                                3,502                 58,483
INDEX FUND-SMALL CAP (1.01%)
 iShares S&P SmallCap 600                                 1,600                156,688
INTERNET FINANCIAL SERVICES (0.80%)
 IndyMac Bancorp                                          4,880                123,220
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (1.19%)
                                                                           $
 Protective Life                                          2,300                 73,278
 Scottish Annuity & Life Holdings                         1,900                 40,660
 Stancorp Financial Group                                 1,190                 69,615
                                                                               183,553
LOTTERY SERVICES (0.59%)
 Gtech Holdings /1/                                       1,530                 91,662
MACHINERY TOOLS & RELATED PRODUCTS (0.29%)
 Regal Beloit                                             1,728                 45,187
MACHINERY-GENERAL INDUSTRY (0.45%)
 Manitowoc                                                1,610                 70,357
MACHINERY-MATERIAL HANDLING (0.45%)
 Nacco Industries                                           940                 69,184
MEDICAL-BIOMEDICAL/GENE (0.81%)
 Charles River Laboratories International /1/             3,000                 89,850
 Inhale Therapeutic Systems /1/                           4,580                 36,182
                                                                               126,032
MEDICAL-HMO (0.64%)
 Mid Atlantic Medical Services /1/                        2,730                 99,454
MEDICAL-HOSPITALS (1.42%)
 Medcath /1/                                              5,520                 99,636
 Province Healthcare /1/                                  3,120                120,151
                                                                               219,787
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.59%)
 Select Medical /1/                                       6,080                 91,504
METAL PROCESSORS & FABRICATION (1.70%)
 Precision Castparts                                      1,760                 62,251
 Quanex                                                   2,610                 93,960
 Worthington Industries                                   7,200                106,560
                                                                               262,771
METAL-DIVERSIFIED (0.72%)
 Freeport-McMoran Copper & Gold                           6,280                111,533
MISCELLANEOUS INVESTING (11.09%)
 America First Mortgage Investments                       5,380                 48,958
 Annaly Mortgage Management                               4,840                 88,088
 Arden Realty                                             2,840                 79,946
 Brandywine Realty Trust                                  2,860                 68,325
 Camden Property Trust                                    1,760                 70,048
 CarrAmerica Realty                                       2,300                 73,876
 CBL & Associates Properties                              2,900                106,140
 Chelsea Property Group                                   1,220                 73,749
 Developers Diversified Realty                            3,620                 80,002
 First Industrial Realty Trust                            2,780                 93,603
 Health Care Property Investors                           1,820                 74,311
 Highwoods Properties                                     3,110                 87,453
 Hospitality Properties Trust                             2,310                 78,540
 Kilroy Realty                                            3,380                 95,147
 Macerich                                                 2,290                 67,211
 Mills                                                    3,100                 85,312
 Pan Pacific Retail Properties                            3,000                 95,070
 Prentiss Properties Trust                                2,540                 78,105
 Redwood Trust                                            2,250                 64,913
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                           $
 Regency Centers                                          2,070                 60,858
 SL Green Realty                                          1,960                 68,796
 United Dominion Realty Trust                             4,630                 77,321
                                                                             1,715,772
NETWORKING PRODUCTS (0.63%)
 Anixter International /1/                                2,010                 58,189
 Tellium /1/                                             17,790                 39,850
                                                                                98,039
NON-FERROUS METALS (0.60%)
 RTI International Metals                                 7,100                 93,365
OIL & GAS DRILLING (0.50%)
 Pride International /1/                                  4,170                 77,520
OIL COMPANY-EXPLORATION & PRODUCTION (1.66%)
 Denbury Resources /1/                                   10,460                 96,127
 Newfield Exploration /1/                                 2,030                 76,836
 Penn Virginia                                            1,056                 40,445
 Swift Energy /1/                                         2,320                 44,010
                                                                               257,418
OIL REFINING & MARKETING (0.32%)
 Tesoro Petroleum                                         4,400                 49,720
OIL-FIELD SERVICES (1.13%)
 Seacor Smit /1/                                          1,440                 69,264
 Tetra Technologies                                       3,700                105,968
                                                                               175,232
PAPER & RELATED PRODUCTS (2.47%)
 Boise Cascade                                            2,100                 71,127
 P.H. Glatfelter                                          5,430                 95,188
 Pope & Talbot                                           10,300                147,290
 Schweitzer-Mauduit International                         2,412                 68,139
                                                                               381,744
PHARMACY SERVICES (0.55%)
 Syncor International /1/                                 2,720                 85,027
PHYSICIAN PRACTICE MANAGEMENT (0.53%)
 Pediatrix Medical Group /1/                              1,750                 82,233
PIPELINES (0.50%)
 Equitable Resources                                      2,160                 77,652
PRINTING-COMMERCIAL (0.65%)
 Banta                                                    2,660                100,016
PROPERTY & CASUALTY INSURANCE (1.07%)
 Arch Capital Group /1/                                   2,500                 72,950
 Fidelity National Financial                              2,987                 92,149
                                                                               165,099
RENTAL-AUTO & EQUIPMENT (0.57%)
 Rent-A-Center /1/                                        1,470                 88,641
RESPIRATORY PRODUCTS (0.40%)
 Respironics /1/                                          1,890                 61,973
RETAIL-APPAREL & SHOE (0.63%)
 Brown Shoe                                               4,810                 97,883
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-AUTO PARTS (0.48%)
                                                                           $
 PEP Boys-Manny Moe & Jack                                3,850                 73,728
RETAIL-AUTOMOBILE (0.88%)
 Sonic Automotive /1/                                     3,540                136,113
RETAIL-REGIONAL DEPARTMENT STORE (0.47%)
 Dillards                                                 3,000                 73,470
RETAIL-RESTAURANTS (1.20%)
 CBRL Group                                               3,300                100,155
 Jack in the Box /1/                                      2,700                 86,211
                                                                               186,366
RETAIL-VIDEO RENTAL (0.95%)
 Movie Gallery /1/                                        7,300                146,511
SAVINGS & LOANS/THRIFTS (3.92%)
 BankAtlantic Bancorp                                     8,010                102,127
 Downey Financial                                         1,940                103,053
 Flagstar Bancorp                                         2,555                 75,628
 Independence Community Bank                              3,686                120,127
 MAF Bancorp                                              2,258                 83,681
 Webster Financial                                        3,090                122,457
                                                                               607,073
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.36%)
 Cirrus Logic /1/                                         4,600                 55,890
SEMICONDUCTOR EQUIPMENT (0.59%)
 Photronics /1/                                           2,760                 91,273
STEEL PIPE & TUBE (0.55%)
 Shaw Group /1/                                           2,800                 85,484
THERAPEUTICS (0.84%)
 Amylin Pharmaceuticals /1/                               6,894                 65,424
 CV Therapeutics /1/                                      2,240                 64,826
                                                                               130,250
TRANSPORT-RAIL (0.98%)
 Genesee & Wyoming /1/                                    3,410                 74,543
 Kansas City Southern Industries                          4,780                 76,480
                                                                               151,023
TRANSPORT-TRUCK (0.58%)
 Heartland Express /1/                                    4,601                 90,134
TRAVEL SERVICES (0.53%)
 Navigant International                                   4,800                 82,512
VITAMINS & NUTRITION PRODUCTS (0.44%)
 NBTY /1/                                                 3,920                 67,346
                                           TOTAL COMMON STOCKS              14,307,473

                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (8.27%)
FINANCE-MORTGAGE LOAN/BANKER (8.27%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank System                              10,000,000
                                                     $                     $
  1.79%; 05/01/02                                     1,280,407              1,280,407
                                        TOTAL COMMERCIAL PAPER               1,280,407
                                                                           -----------

                         TOTAL PORTFOLIO INVESTMENTS (100.71%)              15,587,880
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.71%)                             (109,525)
                                    TOTAL NET ASSETS (100.00%)             $15,478,355
                                                                           --------------




/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                TECHNOLOGY FUND

                           APRIL 30, 2002 (UNAUDITED)


                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (95.43%)
APPLICATIONS SOFTWARE (13.15%)
                                                                    $
 Microsoft /1/                                    16,102               841,491
 Siebel Systems /1/                                8,286               200,438
                                                                     1,041,929
CELLULAR TELECOMMUNICATIONS (10.33%)
 AT&T Wireless Services /1/                       18,521               165,763
 mm02 /1/                                         58,980                37,604
 NTT DoCoMo                                            8                20,249
 NTT DoCoMo                                           32                81,495
 Vodafone Group                                  318,454               513,972
                                                                       819,083
COMPUTER SERVICES (2.64%)
 Electronic Data Systems                           3,863               209,606
COMPUTERS (7.33%)
 International Business Machines                   6,099               510,852
 Sun Microsystems /1/                              8,585                70,226
                                                                       581,078
COMPUTERS-INTEGRATED SYSTEMS (1.88%)
 Brocade Communications System /1/                 5,823               149,011
COMPUTERS-MEMORY DEVICES (2.48%)
 Veritas Software /1/                              6,922               196,169
CONSULTING SERVICES (1.89%)
 KPMG Consulting /1/                               8,566               149,905
ELECTRONIC COMPONENTS-MISCELLANEOUS (3.36%)
 Flextronics International /1/                     7,366               102,019
 Koninklijke Philips Electronics                   5,332               164,656
                                                                       266,675
ELECTRONIC COMPONENTS-SEMICONDUCTOR (13.43%)
 Aixtron                                           4,033                63,234
 Broadcom /1/                                      3,063               105,673
 Infineon Technologies                             6,247               113,371
 Intel                                            12,385               354,335
 Micron Technology                                 4,004                94,895
 STMicroelectronics                                6,210               193,056
 Texas Instruments                                 4,521               139,835
                                                                     1,064,399
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (3.54%)
 Altran Technologies                               5,366               280,448
ENTERPRISE SOFTWARE & SERVICE (0.94%)
 Oracle /1/                                        7,444                74,738
NETWORKING PRODUCTS (4.90%)
 Cisco Systems /1/                                26,517               388,474
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (3.60%)
 Maxim Integrated Products /1/                     3,952               196,809
 Taiwan Semiconductor Manufacturing /1/           35,000                88,216
                                                                       285,025
SEMICONDUCTOR EQUIPMENT (2.14%)
 ASM Lithography Holding /1/                       7,463               169,468
TELECOMMUNICATION EQUIPMENT (4.71%)
 Nokia                                            23,086               373,618
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (19.11%)
                                                                    $
 AT&T                                             11,021               144,595
 KT                                                7,040               159,456
 Portugal Telecom                                 16,680               121,746
 SBC Communications                                8,182               254,133
 Swisscom                                            536               159,963
 TDC                                               4,874               140,596
 Telecom Italia                                   27,662               220,099
 Verizon Communications                            7,833               314,182
                                                                     1,514,770
                                    TOTAL COMMON STOCKS              7,564,396
                                                                    ----------

                   TOTAL PORTFOLIO INVESTMENTS (95.43%)              7,564,396
CASH AND RECEIVABLES, NET OF LIABILITIES (4.57%)                       361,888
                             TOTAL NET ASSETS (100.00%)             $7,926,284
                                                                    ------------



/1 /Non-income producing security.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                           $
 Denmark                      140,596              1.86%
 Finland                      373,618              4.94
 France                       473,504              6.26
 Germany                      176,605              2.33
 Italy                        220,099              2.91
 Japan                        101,744              1.34
 Korea                        159,456              2.11
 Netherlands                  334,124              4.42
 Portugal                     121,746              1.61
 Switzerland                  159,963              2.11
 Taiwan                        88,216              1.17
 United Kingdom               551,576              7.29
 United States              4,663,149             61.65
              TOTAL        $7,564,396            100.00%
                           ------------          ---------

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002/(B)/   2001/(E)/
                          ----        ----
BALANCED FUND
-------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $9.04      $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.09        0.17
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.01       (1.23)
                           ----       -----
 Total From Investment
            Operations     0.10       (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.16)      (0.02)
                          -----       -----
   Total Dividends and
         Distributions    (0.16)      (0.02)
                          -----       -----
Net Asset Value, End
 of Period............    $8.98       $9.04
                          =====       =====
Total Return..........     1.03%/(c)/ (9.57)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,123      $1,130
 Ratio of Expenses to
  Average Net Assets..     1.07%/(d)/  1.07%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.99%/(d)/  2.34%/(d)/
 Portfolio Turnover
  Rate................     66.8%/(d)/  92.2%/(d)/

                          2002/(B)/   2001/(E)/
                          ----        ----
BALANCED FUND
-------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $9.02      $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.08        0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.01       (1.23)
                           ----       -----
 Total From Investment
            Operations     0.09       (1.08)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.14)      (0.02)
                          -----       -----
   Total Dividends and
         Distributions    (0.14)      (0.02)
                          -----       -----
Net Asset Value, End
 of Period............    $8.97       $9.02
                          =====       =====
Total Return..........     0.97%/(c)/ (9.77)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,715      $1,752
 Ratio of Expenses to
  Average Net Assets..     1.25%/(d)/  1.25%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.81%/(d)/  2.16%/(d)/
 Portfolio Turnover
  Rate................     66.8%/(d)/  92.2%/(d)/

                          2002/(B)/   2001/(F)/
                          ----        ----
BALANCED FUND
-------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.98       $9.53
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.07        0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.01       (0.60)
                           ----       -----
 Total From Investment
            Operations     0.08       (0.55)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)         --
 ----                     -----
   Total Dividends and
         Distributions    (0.12)         --
 ----                     -----
Net Asset Value, End
 of Period............    $8.94       $8.98
                          =====       =====
Total Return /(a)/ ...     0.88%/(c)/ (5.97)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,515      $3,876
 Ratio of Expenses to
  Average Net Assets..     1.45%/(d)/  1.42%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.56%/(d)/  2.05%/(d)/
 Portfolio Turnover
  Rate................     66.8%/(d)/  92.2%/(d)/

                          2002/(B)/   2001/(F)/
                          ----        ----
BALANCED FUND
-------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $9.03       $9.53
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.12        0.18
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........       --       (0.68)
  ----                                -----
 Total From Investment
            Operations     0.12       (0.50)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.21)         --
 ----                     -----
   Total Dividends and
         Distributions    (0.21)         --
 ----                     -----
Net Asset Value, End
 of Period............    $8.94       $9.03
                          =====       =====
Total Return..........     1.28%/(c)/ (5.45)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $9          $9
 Ratio of Expenses to
  Average Net Assets..     0.50%/(d)/  0.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.57%/(d)/  2.87%/(d)/
 Portfolio Turnover
  Rate................     66.8%/(d)/  92.2%/(d)/

                          2002/(B)/   2001/(E)/
                          ----        ----
BALANCED FUND
-------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $9.07      $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.11        0.33
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.01       (1.36)
                           ----       -----
 Total From Investment
            Operations     0.12       (1.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.19)      (0.02)
                          -----       -----
   Total Dividends and
         Distributions    (0.19)      (0.02)
                          -----       -----
Net Asset Value, End
 of Period............    $9.00       $9.07
                          =====       =====
Total Return..........     1.23%/(c)/ (9.27)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,125      $1,134
 Ratio of Expenses to
  Average Net Assets..     0.76%/(d)/  0.76%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.30%/(d)/  2.50%/(d)/
 Portfolio Turnover
  Rate................     66.8%/(d)/  92.2%/(d)/

                          2002/(B)/   2001/(E)/
                          ----        ----
BALANCED FUND
-------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $9.05      $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.10        0.18
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........       --       (1.23)
  ----                                -----
 Total From Investment
            Operations     0.10       (1.05)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.17)      (0.02)
                          -----       -----
   Total Dividends and
         Distributions    (0.17)      (0.02)
                          -----       -----
Net Asset Value, End
 of Period............    $8.98       $9.05
                          =====       =====
Total Return..........     1.11%/(c)/ (9.47)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,123      $1,132
 Ratio of Expenses to
  Average Net Assets..     0.88%/(d)/  0.88%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.18%/(d)/  2.53%/(d)/
 Portfolio Turnover
  Rate................     66.8%/(d)/  92.2%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.11 per share from December 1, 2000 through December 5, 2000.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.06 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002/(B)/    2001/(E)/
                          ----         ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.68       $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.23         0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.31)        0.64
                          -----         ----
 Total From Investment
            Operations    (0.08)        1.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.22)       (0.49)
 Distributions from
  Realized Gains......    (0.06)          --
 ----                     -----
   Total Dividends and
         Distributions    (0.28)       (0.49)
                          -----        -----
Net Asset Value, End
 of Period............   $10.32       $10.68
                         ======       ======
Total Return..........    (0.72)%/(c)/ 10.95%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,579       $2,669
 Ratio of Expenses to
  Average Net Assets..     1.12%/(d)/   1.12%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.40%/(d)/   5.03%/(d)/
 Portfolio Turnover
  Rate................     73.7%/(d)/  124.7%/(d)/

                          2002/(B)/    2001/(E)/
                          ----         ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.67       $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.22         0.47
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.31)        0.63
                          -----         ----
 Total From Investment
            Operations    (0.09)        1.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.21)       (0.47)
 Distributions from
  Realized Gains......    (0.06)          --
 ----                     -----
   Total Dividends and
         Distributions    (0.27)       (0.47)
                          -----        -----
Net Asset Value, End
 of Period............   $10.31       $10.67
                         ======       ======
Total Return..........    (0.81)%/(c)/ 10.69%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,579       $2,669
 Ratio of Expenses to
  Average Net Assets..     1.30%/(d)/   1.30%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.22%/(d)/   4.85%/(d)/
 Portfolio Turnover
  Rate................     73.7%/(d)/  124.7%/(d)/

                          2002/(B)/    2001/(F)/
                          ----         ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.73       $10.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.20         0.31
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.30)        0.37
                          -----         ----
 Total From Investment
            Operations    (0.10)        0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.20)       (0.32)
 Distributions from
  Realized Gains......    (0.06)          --
 ----                     -----
   Total Dividends and
         Distributions    (0.26)       (0.32)
                          -----        -----
Net Asset Value, End
 of Period............   $10.37       $10.73
                         ======       ======
Total Return /(a)/ ...    (0.91)%/(c)/  6.46%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $27,100       $7,941
 Ratio of Expenses to
  Average Net Assets..     1.50%/(d)/   1.48%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.05%/(d)/   4.41%/(d)/
 Portfolio Turnover
  Rate................     73.7%/(d)/  124.7%/(d)/

                          2002/(B)/    2001/(F)/
                          ----         ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.71       $10.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.25         0.37
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.30)        0.35
                          -----         ----
 Total From Investment
            Operations    (0.05)        0.72
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.25)       (0.38)
 Distributions from
  Realized Gains......    (0.06)          --
 ----                     -----
   Total Dividends and
         Distributions    (0.31)       (0.38)
                          -----        -----
Net Asset Value, End
 of Period............   $10.35       $10.71
                         ======       ======
Total Return..........    (0.43)%/(c)/  6.92%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $21,125       $5,090
 Ratio of Expenses to
  Average Net Assets..     0.55%/(d)/   0.55%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     5.03%/(d)/   5.28%/(d)/
 Portfolio Turnover
  Rate................     73.7%/(d)/  124.7%/(d)/

                          2002/(B)/    2001/(E)/
                          ----         ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.68       $10.05
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.24         0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.30)        0.64
                          -----         ----
 Total From Investment
            Operations    (0.06)        1.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)       (0.51)
 Distributions from
  Realized Gains......    (0.06)          --
 ----                     -----
   Total Dividends and
         Distributions    (0.30)       (0.51)
                          -----        -----
Net Asset Value, End
 of Period............   $10.32       $10.68
                         ======       ======
Total Return..........    (0.56)%/(c)/ 11.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,054       $2,669
 Ratio of Expenses to
  Average Net Assets..     0.81%/(d)/   0.81%
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.75%/(d)/   5.59%
 Portfolio Turnover
  Rate................     73.7%/(d)/  124.7%

                          2002/(B)/    2001/(E)/
                          ----         ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.67       $10.05
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.24         0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.31)        0.62
                          -----         ----
 Total From Investment
            Operations    (0.07)        1.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.23)       (0.50)
 Distributions from
  Realized Gains......    (0.06)          --
 ----                     -----
   Total Dividends and
         Distributions    (0.29)       (0.50)
                          -----        -----
Net Asset Value, End
 of Period............   $10.31       $10.67
                         ======       ======
Total Return..........    (0.63)%/(c)/ 11.03%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,579       $2,668
 Ratio of Expenses to
  Average Net Assets..     0.93%/(d)/   0.93%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.59%/(d)/   5.22%/(d)/
 Portfolio Turnover
  Rate................     73.7%/(d)/  124.7%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03, $.03, $.04, $.04 per share, respectively, from December 1, 2000 through December 5, 2000.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 and $.01 per share, respectively, from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2002/(B)/   2001/(E)/
                         ----        ----
CAPITAL PRESERVATION FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.19        0.15
                          ----        ----
 Total From Investment
            Operations    0.19        0.15
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.19)      (0.15)
                         -----       -----
   Total Dividends and
         Distributions   (0.19)      (0.15)
                         -----       -----
Net Asset Value, End
 of Period............  $10.00      $10.00
                        ======      ======
Total Return..........    1.88%/(c)/  1.51%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,706      $1,674
 Ratio of Expenses to
  Average Net Assets..    1.17%/(d)/  1.17%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.76%/(d)/  3.93%/(d)/
 Portfolio Turnover
  Rate................    17.0%/(d)/  31.1%/(d)/

                         2002/(B)/   2001/(E)/
                         ----        ----
CAPITAL PRESERVATION FUND
-------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.18        0.14
                          ----        ----
 Total From Investment
            Operations    0.18        0.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.18)      (0.14)
                         -----       -----
   Total Dividends and
         Distributions   (0.18)      (0.14)
                         -----       -----
Net Asset Value, End
 of Period............  $10.00      $10.00
                        ======      ======
Total Return..........    1.79%/(c)/  1.44%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,703      $1,673
 Ratio of Expenses to
  Average Net Assets..    1.35%/(d)/  1.35%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.58%/(d)/  3.75%/(d)/
 Portfolio Turnover
  Rate................    17.0%/(d)/  31.1%/(d)/

                         2002/(B)/   2001/(E)/
                         ----        ----
CAPITAL PRESERVATION FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.17        0.13
                          ----        ----
 Total From Investment
            Operations    0.17        0.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.17)      (0.13)
                         -----       -----
   Total Dividends and
         Distributions   (0.17)      (0.13)
                         -----       -----
Net Asset Value, End
 of Period............  $10.00      $10.00
                        ======      ======
Total Return /(a)/ ...    1.67%/(c)/  1.34%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,488      $2,376
 Ratio of Expenses to
  Average Net Assets..    1.60%/(d)/  1.60%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.33%/(d)/  3.51%/(d)/
 Portfolio Turnover
  Rate................    17.0%/(d)/  31.1%/(d)/

                         2002/(B)/   2001/(E)/
                         ----        ----
CAPITAL PRESERVATION FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.00      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.21        0.17
                          ----        ----
 Total From Investment
            Operations    0.21        0.17
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.21)      (0.17)
                         -----       -----
   Total Dividends and
         Distributions   (0.21)      (0.17)
                         -----       -----
Net Asset Value, End
 of Period............  $10.00      $10.00
                        ======      ======
Total Return..........    2.17%/(c)/  1.70%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,818      $1,780
 Ratio of Expenses to
  Average Net Assets..    0.60%/(d)/  0.60%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.33%/(d)/  4.50%/(d)/
 Portfolio Turnover
  Rate................    17.0%/(d)/  31.1%/(d)/

                         2002/(B)/   2001/(E)/
                         ----        ----
CAPITAL PRESERVATION FUND
-------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.20        0.16
                          ----        ----
 Total From Investment
            Operations    0.20        0.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.20)      (0.16)
                         -----       -----
   Total Dividends and
         Distributions   (0.20)      (0.16)
                         -----       -----
Net Asset Value, End
 of Period............  $10.00      $10.00
                        ======      ======
Total Return..........    2.04%/(c)/  1.63%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,711      $1,676
 Ratio of Expenses to
  Average Net Assets..    0.86%/(d)/  0.86%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.07%/(d)/  4.24%/(d)/
 Portfolio Turnover
  Rate................    17.0%/(d)/  31.1%/(d)/

                         2002/(B)/   2001/(E)/
                         ----        ----
CAPITAL PRESERVATION FUND
-------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.20        0.15
                          ----        ----
 Total From Investment
            Operations    0.20        0.15
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.20)      (0.15)
                         -----       -----
   Total Dividends and
         Distributions   (0.20)      (0.15)
                         -----       -----
Net Asset Value, End
 of Period............  $10.00      $10.00
                        ======      ======
Total Return..........    1.98%/(c)/  1.54%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,709      $1,675
 Ratio of Expenses to
  Average Net Assets..    0.98%/(d)/  0.98%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.95%/(d)/  4.12%/(d)/
 Portfolio Turnover
  Rate................    17.0%/(d)/  31.1%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2002/(C)/      2001/(F)/
                         ----           ----
EUROPEAN FUND
-------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $7.68         $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      --          (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.54          (2.53)
                          ----          -----
 Total From Investment
            Operations    0.54          (2.56)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.10)            --
 ----                    -----
   Total Dividends and
         Distributions   (0.10)            --
 ----                    -----
Net Asset Value, End
 of Period............   $8.12          $7.68
                         =====          =====
Total Return..........    7.03%/(d)/   (24.63)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,016           $961
 Ratio of Expenses to
  Average Net Assets..    1.57%/(e)/     1.57%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.57%/(e)/       --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.14)%/(e)/    0.49%/(e)/
 Portfolio Turnover
  Rate................   137.9%/(e)/    134.1%/(e)/

                         2002/(C)/      2001/(F)/
                         ----           ----
EUROPEAN FUND
-------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $7.67         $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)         (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.54          (2.54)
                          ----          -----
 Total From Investment
            Operations    0.53          (2.57)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.08)            --
 ----                    -----
   Total Dividends and
         Distributions   (0.08)            --
 ----                    -----
Net Asset Value, End
 of Period............   $8.12          $7.67
                         =====          =====
Total Return..........    6.97%/(d)/   (24.73)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,622         $1,571
 Ratio of Expenses to
  Average Net Assets..    1.75%/(e)/     1.75%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.75%/(e)/       --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.33)%/(e)/    0.48%/(e)/
 Portfolio Turnover
  Rate................   137.9%/(e)/    134.1%/(e)/

                         2002/(C)/      2001/(G)/
                         ----           ----
EUROPEAN FUND
-------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $7.76          $9.71
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.02          (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.54          (1.94)
                          ----          -----
 Total From Investment
            Operations    0.56          (1.95)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.07)            --
 ----                    -----
   Total Dividends and
         Distributions   (0.07)            --
 ----                    -----
Net Asset Value, End
 of Period............   $8.25          $7.76
                         =====          =====
Total Return /(b)/ ...    7.19%/(d)/   (20.33)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $456           $237
 Ratio of Expenses to
  Average Net Assets..    1.95%/(e)/     1.91%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.95%/(e)/       --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.28)%/(e)/   (0.13)%/(e)/
 Portfolio Turnover
  Rate................   137.9%/(e)/    134.1%/(e)/

                         2002/(C)/      2001/(G)/
                         ----           ----
EUROPEAN FUND
-------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $7.80          $9.71
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.02           0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.55          (1.96)
                          ----          -----
 Total From Investment
            Operations    0.57          (1.91)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.14)            --
 ----                    -----
   Total Dividends and
         Distributions   (0.14)            --
 ----                    -----
Net Asset Value, End
 of Period............   $8.23          $7.80
                         =====          =====
Total Return..........    7.39%/(d)/   (19.92)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $12            $12
 Ratio of Expenses to
  Average Net Assets..    1.00%/(e)/     1.00%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.00%/(e)/       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.44%/(e)/     0.97%/(e)/
 Portfolio Turnover
  Rate................   137.9%/(e)/    134.1%/(e)/

                         2002/(C)/      2001/(F)/
                         ----           ----
EUROPEAN FUND
-------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $7.70         $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.01           0.21
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.54          (2.75)
                          ----          -----
 Total From Investment
            Operations    0.55          (2.54)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.12)            --
 ----                    -----
   Total Dividends and
         Distributions   (0.12)            --
 ----                    -----
Net Asset Value, End
 of Period............   $8.13          $7.70
                         =====          =====
Total Return..........    7.20%/(d)/   (24.44)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $990           $938
 Ratio of Expenses to
  Average Net Assets..    1.26%/(e)/     1.26%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.26%/(e)/       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.17%/(e)/     0.24%/(e)/
 Portfolio Turnover
  Rate................   137.9%/(e)/    134.1%/(e)/

                         2002/(C)/      2001/(F)/
                         ----           ----
EUROPEAN FUND
-------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $7.70         $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      --          (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.54          (2.52)
                          ----          -----
 Total From Investment
            Operations    0.54          (2.54)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.11)            --
 ----                    -----
   Total Dividends and
         Distributions   (0.11)            --
 ----                    -----
Net Asset Value, End
 of Period............   $8.13          $7.70
                         =====          =====
Total Return..........    7.07%/(d)/   (24.44)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,016           $962
 Ratio of Expenses to
  Average Net Assets..    1.38%/(e)/     1.38%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.38%/(e)/       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.05%/(e)/     0.68%/(e)/
 Portfolio Turnover
  Rate................   137.9%/(e)/    134.1%/(e)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Expense ratio without fees paid indirectly.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Six months ended April 30, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each incurred an unrealized gain of $.17 per share from November 30, 2000 through December 5, 2000.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002/(B)/   2001/(E)/
                          ----        ----
GOVERNMENT SECURITIES FUND
--------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.52      $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.24        0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.16)       0.45
                          -----        ----
 Total From Investment
            Operations     0.08        0.96
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)      (0.50)
                          -----       -----
   Total Dividends and
         Distributions    (0.24)      (0.50)
                          -----       -----
Net Asset Value, End
 of Period............   $10.36      $10.52
                         ======      ======
Total Return..........     0.78%/(c)/  9.38%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,590      $2,630
 Ratio of Expenses to
  Average Net Assets..     0.97%/(d)/  0.97%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.65%/(d)/  5.29%/(d)/
 Portfolio Turnover
  Rate................     47.3%/(d)/  36.1%/(d)/

                          2002/(B)/   2001/(E)/
                          ----        ----
GOVERNMENT SECURITIES FUND
--------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.51      $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.23        0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.16)       0.45
                          -----        ----
 Total From Investment
            Operations     0.07        0.94
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.23)      (0.49)
                          -----       -----
   Total Dividends and
         Distributions    (0.23)      (0.49)
                          -----       -----
Net Asset Value, End
 of Period............   $10.35      $10.51
                         ======      ======
Total Return..........     0.69%/(c)/  9.13%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,632      $2,657
 Ratio of Expenses to
  Average Net Assets..     1.15%/(d)/  1.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.47%/(d)/  5.12%/(d)/
 Portfolio Turnover
  Rate................     47.3%/(d)/  36.1%/(d)/

                          2002/(B)/   2001/(F)/
                          ----        ----
GOVERNMENT SECURITIES FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.55      $10.26
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.21        0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.15)       0.30
                          -----        ----
 Total From Investment
            Operations     0.06        0.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.21)      (0.33)
                          -----       -----
   Total Dividends and
         Distributions    (0.21)      (0.33)
                          -----       -----
Net Asset Value, End
 of Period............   $10.40      $10.55
                         ======      ======
Total Return /(a)/ ...     0.69%/(c)/  6.07%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $17,483      $4,397
 Ratio of Expenses to
  Average Net Assets..     1.35%/(d)/  1.32%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.31%/(d)/  4.88%/(d)/
 Portfolio Turnover
  Rate................     47.3%/(d)/  36.1%/(d)/

                          2002/(B)/   2001/(F)/
                          ----        ----
GOVERNMENT SECURITIES FUND
--------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.55      $10.26
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.27        0.38
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.15)       0.30
                          -----        ----
 Total From Investment
            Operations     0.12        0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.27)      (0.39)
                          -----       -----
   Total Dividends and
         Distributions    (0.27)      (0.39)
                          -----       -----
Net Asset Value, End
 of Period............   $10.40      $10.55
                         ======      ======
Total Return..........     1.16%/(c)/  6.72%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $14,168      $3,390
 Ratio of Expenses to
  Average Net Assets..     0.40%/(d)/  0.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     5.27%/(d)/  5.86%/(d)/
 Portfolio Turnover
  Rate................     47.3%/(d)/  36.1%/(d)/

                          2002/(B)/   2001/(E)/
                          ----        ----
GOVERNMENT SECURITIES FUND
--------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.52      $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.25        0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.15)       0.48
                          -----        ----
 Total From Investment
            Operations     0.10        0.99
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.25)      (0.53)
                          -----       -----
   Total Dividends and
         Distributions    (0.25)      (0.53)
                          -----       -----
Net Asset Value, End
 of Period............   $10.37      $10.52
                         ======      ======
Total Return..........     1.03%/(c)/  9.63%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,741      $2,643
 Ratio of Expenses to
  Average Net Assets..     0.66%/(d)/  0.66%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.96%/(d)/  5.74%/(d)/
 Portfolio Turnover
  Rate................     47.3%/(d)/  36.1%/(d)/

                          2002/(B)/   2001/(E)/
                          ----        ----
GOVERNMENT SECURITIES FUND
--------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.52      $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.25        0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.16)       0.46
                          -----        ----
 Total From Investment
            Operations     0.09        0.98
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.25)      (0.52)
                          -----       -----
   Total Dividends and
         Distributions    (0.25)      (0.52)
                          -----       -----
Net Asset Value, End
 of Period............   $10.36      $10.52
                         ======      ======
Total Return..........     0.88%/(c)/  9.53%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,591      $2,630
 Ratio of Expenses to
  Average Net Assets..     0.78%/(d)/  0.78%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.84%/(d)/  5.48%/(d)/
 Portfolio Turnover
  Rate................     47.3%/(d)/  36.1%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.05 per share from December 1, 2000 through December 5, 2000.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2002/(B)/     2001/(E)/
                         ----          ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.65        $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.24          0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.36)         0.61
                         -----          ----
 Total From Investment
            Operations   (0.12)         1.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)        (0.51)
 Distributions from
  Realized Gains......   (0.09)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.33)        (0.51)
                         -----         -----
Net Asset Value, End
 of Period............  $10.20        $10.65
                        ======        ======
Total Return..........   (1.18)%/(c)/  10.99%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,550        $2,662
 Ratio of Expenses to
  Average Net Assets..    0.97%/(d)/    0.97%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.75%/(d)/    5.33%/(d)/
 Portfolio Turnover
  Rate................    73.7%/(d)/    80.3%/(d)/

                         2002/(B)/     2001/(E)/
                         ----          ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.65        $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.23          0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.36)         0.61
                         -----          ----
 Total From Investment
            Operations   (0.13)         1.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.23)        (0.49)
 Distributions from
  Realized Gains......   (0.09)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.32)        (0.49)
                         -----         -----
Net Asset Value, End
 of Period............  $10.20        $10.65
                        ======        ======
Total Return..........   (1.09)%/(c)/  10.84%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,694        $2,881
 Ratio of Expenses to
  Average Net Assets..    1.15%/(d)/    1.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.57%/(d)/    5.15%/(d)/
 Portfolio Turnover
  Rate................    73.7%/(d)/    80.3%/(d)/

                         2002/(B)/     2001/(F)/
                         ----          ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.69        $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.22          0.33
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.36)         0.37
                         -----          ----
 Total From Investment
            Operations   (0.14)         0.70
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.22)        (0.34)
 Distributions from
  Realized Gains......   (0.09)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.31)        (0.34)
                         -----         -----
Net Asset Value, End
 of Period............  $10.24        $10.69
                        ======        ======
Total Return /(a)/ ...   (1.28)%/(c)/   6.67%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,128        $1,334
 Ratio of Expenses to
  Average Net Assets..    1.35%/(d)/    1.33%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.38%/(d)/    4.85%/(d)/
 Portfolio Turnover
  Rate................    73.7%/(d)/    80.3%/(d)/

                         2002/(B)/     2001/(F)/
                         ----          ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.69        $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.27          0.41
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.32)         0.35
                         -----          ----
 Total From Investment
            Operations   (0.05)         0.76
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.27)        (0.40)
 Distributions from
  Realized Gains......   (0.09)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.36)        (0.40)
                         -----         -----
Net Asset Value, End
 of Period............  $10.28        $10.69
                        ======        ======
Total Return..........   (0.43)%/(c)/   7.33%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10           $10
 Ratio of Expenses to
  Average Net Assets..    0.40%/(d)/    0.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.32%/(d)/    5.84%/(d)/
 Portfolio Turnover
  Rate................    73.7%/(d)/    80.3%/(d)/

                         2002/(B)/     2001/(E)/
                         ----          ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.67        $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.26          0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.37)         0.66
                         -----          ----
 Total From Investment
            Operations   (0.11)         1.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.25)        (0.53)
 Distributions from
  Realized Gains......   (0.09)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.34)        (0.53)
                         -----         -----
Net Asset Value, End
 of Period............  $10.22        $10.67
                        ======        ======
Total Return..........   (0.94)%/(c)/  11.45%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $6,079        $2,667
 Ratio of Expenses to
  Average Net Assets..    0.66%/(d)/    0.66%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.05%/(d)/    5.65%/(d)/
 Portfolio Turnover
  Rate................    73.7%/(d)/    80.3%/(d)/

                         2002/(B)/     2001/(E)/
                         ----          ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.65        $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.25          0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.36)         0.61
                         -----          ----
 Total From Investment
            Operations   (0.11)         1.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.25)        (0.52)
 Distributions from
  Realized Gains......   (0.09)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.34)        (0.52)
                         -----         -----
Net Asset Value, End
 of Period............  $10.20        $10.65
                        ======        ======
Total Return..........   (1.00)%/(c)/  11.15%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,550        $2,662
 Ratio of Expenses to
  Average Net Assets..    0.78%/(d)/    0.78%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.94%/(d)/    5.52%/(d)/
 Portfolio Turnover
  Rate................    73.7%/(d)/    80.3%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from November 30, 2000 through December 5, 2000.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2002/(B)/     2001/(E)/
                         ----          ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.66        $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.26          0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.50)         0.63
                         -----          ----
 Total From Investment
            Operations   (0.24)         1.15
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.25)        (0.52)
 Distributions from
  Realized Gains......   (0.09)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.34)        (0.52)
                         -----         -----
Net Asset Value, End
 of Period............  $10.08        $10.66
                        ======        ======
Total Return..........   (2.23)%/(c)/  10.91%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,524        $2,667
 Ratio of Expenses to
  Average Net Assets..    0.97%/(d)/    0.97%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.15%/(d)/    5.44%/(d)/
 Portfolio Turnover
  Rate................   126.2%/(d)/   101.3%/(d)/

                         2002/(B)/     2001/(E)/
                         ----          ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.66        $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.25          0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.50)         0.64
                         -----          ----
 Total From Investment
            Operations   (0.25)         1.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)        (0.51)
 Distributions from
  Realized Gains......   (0.09)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.33)        (0.51)
                         -----         -----
Net Asset Value, End
 of Period............  $10.08        $10.66
                        ======        ======
Total Return..........   (2.32)%/(c)/  10.76%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,524        $2,667
 Ratio of Expenses to
  Average Net Assets..    1.15%/(d)/    1.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.97%/(d)/    5.26%/(d)/
 Portfolio Turnover
  Rate................   126.2%/(d)/   101.3%/(d)/

                         2002/(B)/     2001/(F)/
                         ----          ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.77        $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.24          0.33
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.49)         0.38
                         -----          ----
 Total From Investment
            Operations   (0.25)         0.71
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.23)        (0.34)
 Distributions from
  Realized Gains......   (0.09)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.32)        (0.34)
                         -----         -----
Net Asset Value, End
 of Period............  $10.20        $10.77
                        ======        ======
Total Return /(a)/ ...   (2.30)%/(c)/   6.63%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,737        $1,214
 Ratio of Expenses to
  Average Net Assets..    1.35%/(d)/    1.32%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.82%/(d)/    4.97%/(d)/
 Portfolio Turnover
  Rate................   126.2%/(d)/   101.3%/(d)/

                         2002/(B)/     2001/(F)/
                         ----          ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.77        $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.30          0.41
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.42)         0.37
                         -----          ----
 Total From Investment
            Operations   (0.12)         0.78
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.28)        (0.41)
 Distributions from
  Realized Gains......   (0.09)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.37)        (0.41)
                         -----         -----
Net Asset Value, End
 of Period............  $10.28        $10.77
                        ======        ======
Total Return..........   (1.09)%/(c)/   7.28%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10           $10
 Ratio of Expenses to
  Average Net Assets..    0.40%/(d)/    0.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.72%/(d)/    5.94%/(d)/
 Portfolio Turnover
  Rate................   126.2%/(d)/   101.3%/(d)/

                         2002/(B)/     2001/(E)/
                         ----          ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.65        $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.28          0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.49)         0.65
                         -----          ----
 Total From Investment
            Operations   (0.21)         1.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.27)        (0.54)
 Distributions from
  Realized Gains......   (0.09)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.36)        (0.54)
                         -----         -----
Net Asset Value, End
 of Period............  $10.08        $10.65
                        ======        ======
Total Return..........   (1.98)%/(c)/  10.96%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,531        $2,662
 Ratio of Expenses to
  Average Net Assets..    0.66%/(d)/    0.66%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.47%/(d)/    5.74%/(d)/
 Portfolio Turnover
  Rate................   126.2%/(d)/   101.3%/(d)/

                         2002/(B)/     2001/(E)/
                         ----          ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.66        $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.27          0.53
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.49)         0.63
                         -----          ----
 Total From Investment
            Operations   (0.22)         1.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.26)        (0.53)
 Distributions from
  Realized Gains......   (0.09)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.35)        (0.53)
                         -----         -----
Net Asset Value, End
 of Period............  $10.09        $10.66
                        ======        ======
Total Return..........   (2.04)%/(c)/  11.07%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,524        $2,667
 Ratio of Expenses to
  Average Net Assets..    0.78%/(d)/    0.78%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.34%/(d)/    5.63%/(d)/
 Portfolio Turnover
  Rate................   126.2%/(d)/   101.3%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from November 27, 2000 through December 5, 2000.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2002/(B)/     2001/(E)/
                         ----          ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.53        $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.22          0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.33)         0.49
                         -----          ----
 Total From Investment
            Operations   (0.11)         1.00
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.21)        (0.50)
 Distributions from
  Realized Gains......   (0.11)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.32)        (0.50)
                         -----         -----
Net Asset Value, End
 of Period............  $10.10        $10.53
                        ======        ======
Total Return..........   (0.99)%/(c)/   9.96%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,524        $2,631
 Ratio of Expenses to
  Average Net Assets..    0.97%/(d)/    0.97%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.42%/(d)/    5.28%/(d)/
 Portfolio Turnover
  Rate................   165.7%/(d)/    68.4%/(d)/

                         2002/(B)/     2001/(E)/
                         ----          ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.51        $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.21          0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.32)         0.47
                         -----          ----
 Total From Investment
            Operations   (0.11)         0.96
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.20)        (0.48)
 Distributions from
  Realized Gains......   (0.11)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.31)        (0.48)
                         -----         -----
Net Asset Value, End
 of Period............  $10.09        $10.51
                        ======        ======
Total Return..........   (0.98)%/(c)/   9.61%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,524        $2,631
 Ratio of Expenses to
  Average Net Assets..    1.15%/(d)/    1.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.24%/(d)/    5.11%/(d)/
 Portfolio Turnover
  Rate................   165.7%/(d)/    68.4%/(d)/

                         2002/(B)/     2001/(F)/
                         ----          ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.54        $10.25
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.20          0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.33)         0.30
                         -----          ----
 Total From Investment
            Operations   (0.13)         0.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.19)        (0.33)
 Distributions from
  Realized Gains......   (0.11)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.30)        (0.33)
                         -----         -----
Net Asset Value, End
 of Period............  $10.11        $10.54
                        ======        ======
Total Return /(a)/ ...   (1.17)%/(c)/   6.02%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,880          $996
 Ratio of Expenses to
  Average Net Assets..    1.34%/(d)/    1.31%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.04%/(d)/    4.75%/(d)/
 Portfolio Turnover
  Rate................   165.7%/(d)/    68.4%/(d)/

                         2002/(B)/     2001/(F)/
                         ----          ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.54        $10.25
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.25          0.38
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.33)         0.30
                         -----          ----
 Total From Investment
            Operations   (0.08)         0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)        (0.39)
 Distributions from
  Realized Gains......   (0.11)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.35)        (0.39)
                         -----         -----
Net Asset Value, End
 of Period............  $10.11        $10.54
                        ======        ======
Total Return..........   (0.71)%/(c)/   6.67%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,653        $1,214
 Ratio of Expenses to
  Average Net Assets..    0.40%/(d)/    0.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.97%/(d)/    5.59%/(d)/
 Portfolio Turnover
  Rate................   165.7%/(d)/    68.4%/(d)/

                         2002/(B)/     2001/(E)/
                         ----          ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.53        $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.24          0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.33)         0.50
                         -----          ----
 Total From Investment
            Operations   (0.09)         1.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.23)        (0.52)
 Distributions from
  Realized Gains......   (0.11)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.34)        (0.52)
                         -----         -----
Net Asset Value, End
 of Period............  $10.10        $10.53
                        ======        ======
Total Return..........   (0.84)%/(c)/  10.21%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,946        $2,633
 Ratio of Expenses to
  Average Net Assets..    0.66%/(d)/    0.66%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.73%/(d)/    5.76%/(d)/
 Portfolio Turnover
  Rate................   165.7%/(d)/    68.4%/(d)/

                         2002/(B)/     2001/(E)/
                         ----          ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.53        $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.23          0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.33)         0.49
                         -----          ----
 Total From Investment
            Operations   (0.10)         1.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.22)        (0.51)
 Distributions from
  Realized Gains......   (0.11)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.33)        (0.51)
                         -----         -----
Net Asset Value, End
 of Period............  $10.10        $10.53
                        ======        ======
Total Return..........   (0.89)%/(c)/  10.11%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,525        $2,632
 Ratio of Expenses to
  Average Net Assets..    0.78%/(d)/    0.78%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.61%/(d)/    5.47%/(d)/
 Portfolio Turnover
  Rate................   165.7%/(d)/    68.4%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from November 29, 2000 through December 5, 2000.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.01 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2002/(B)/     2001/(E)/
                         ----          ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $8.32        $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.02          0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.64         (1.97)
                          ----         -----
 Total From Investment
            Operations    2.66         (1.90)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)        (0.02)
                         -----         -----
   Total Dividends and
         Distributions   (0.04)        (0.02)
                         -----         -----
Net Asset Value, End
 of Period............  $10.94         $8.32
                        ======         =====
Total Return..........   32.09%/(c)/  (19.24)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,370        $1,041
 Ratio of Expenses to
  Average Net Assets..    1.92%/(d)/    1.92%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.35%/(d)/    0.90%/(d)/
 Portfolio Turnover
  Rate................   174.6%/(d)/   156.3%/(d)/

                         2002/(B)/     2001/(E)/
                         ----          ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $8.31        $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.01          0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.65         (1.97)
                          ----         -----
 Total From Investment
            Operations    2.66         (1.91)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)        (0.02)
                         -----         -----
   Total Dividends and
         Distributions   (0.03)        (0.02)
                         -----         -----
Net Asset Value, End
 of Period............  $10.94         $8.31
                        ======         =====
Total Return..........   32.01%/(c)/  (19.33)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,370        $1,040
 Ratio of Expenses to
  Average Net Assets..    2.10%/(d)/    2.10%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.17%/(d)/    0.73%/(d)/
 Portfolio Turnover
  Rate................   174.6%/(d)/   156.3%/(d)/

                         2002/(B)/     2001/(F)/
                         ----          ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $8.26        $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      --          0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.64         (2.04)
                          ----         -----
 Total From Investment
            Operations    2.64         (2.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.01)           --
 ----                    -----
Net Asset Value, End
 of Period............  $10.89         $8.26
                        ======         =====
Total Return /(a)/ ...   31.95%/(c)/  (19.41)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,327          $347
 Ratio of Expenses to
  Average Net Assets..    2.30%/(d)/    2.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.24%/(d)/    0.42%/(d)/
 Portfolio Turnover
  Rate................   174.6%/(d)/   156.3%/(d)/

                         2002/(B)/     2001/(F)/
                         ----          ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $8.31        $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.08          0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.61         (2.03)
                          ----         -----
 Total From Investment
            Operations    2.69         (1.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.10)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.10)           --
 ----                    -----
Net Asset Value, End
 of Period............  $10.90         $8.31
                        ======         =====
Total Return..........   32.54%/(c)/  (18.93)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,649          $314
 Ratio of Expenses to
  Average Net Assets..    1.35%/(d)/    1.35%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.29%/(d)/    3.65%/(d)/
 Portfolio Turnover
  Rate................   174.6%/(d)/   156.3%/(d)/

                         2002/(B)/     2001/(E)/
                         ----          ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $8.33        $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.03          0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.66         (1.97)
                          ----         -----
 Total From Investment
            Operations    2.69         (1.89)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.07)        (0.02)
                         -----         -----
   Total Dividends and
         Distributions   (0.07)        (0.02)
                         -----         -----
Net Asset Value, End
 of Period............  $10.95         $8.33
                        ======         =====
Total Return..........   32.47%/(c)/  (19.22)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,370        $1,042
 Ratio of Expenses to
  Average Net Assets..    1.61%/(d)/    1.61%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.66%/(d)/    0.69%/(d)/
 Portfolio Turnover
  Rate................   174.6%/(d)/   156.3%/(d)/

                         2002/(B)/     2001/(E)/
                         ----          ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $8.33        $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.03          0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.65         (1.97)
                          ----         -----
 Total From Investment
            Operations    2.68         (1.89)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.06)        (0.02)
                         -----         -----
   Total Dividends and
         Distributions   (0.06)        (0.02)
                         -----         -----
Net Asset Value, End
 of Period............  $10.95         $8.33
                        ======         =====
Total Return..........   32.31%/(c)/  (19.14)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,370        $1,043
 Ratio of Expenses to
  Average Net Assets..    1.73%/(d)/    1.73%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.54%/(d)/    1.09%/(d)/
 Portfolio Turnover
  Rate................   174.6%/(d)/   156.3%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.23 per share from November 30, 2000 through December 5, 2000.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.06 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2002/(B)/      2001/(E)/
                         ----           ----
INTERNATIONAL FUND I
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $7.40         $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      --           0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.43          (2.83)
                          ----          -----
 Total From Investment
            Operations    0.43          (2.79)
                          ----          -----
Net Asset Value, End
 of Period............   $7.83          $7.40
                         =====          =====
Total Return..........    5.81%/(c)/   (26.92)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $980           $926
 Ratio of Expenses to
  Average Net Assets..    1.47%/(d)/     1.47%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.02)%/(d)/    0.79%/(d)/
 Portfolio Turnover
  Rate................    67.1%/(d)/     86.8%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
INTERNATIONAL FUND I
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $7.38         $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)          0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.44          (2.84)
                          ----          -----
 Total From Investment
            Operations    0.43          (2.81)
                          ----          -----
Net Asset Value, End
 of Period............   $7.81          $7.38
                         =====          =====
Total Return..........    5.83%/(c)/   (27.12)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,059           $974
 Ratio of Expenses to
  Average Net Assets..    1.65%/(d)/     1.65%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.19)%/(d)/    0.60%/(d)/
 Portfolio Turnover
  Rate................    67.1%/(d)/     86.8%/(d)/

                         2002/(B)/      2001/(F)/
                         ----           ----
INTERNATIONAL FUND I
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $7.42          $9.54
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      --          (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.42          (2.11)
                          ----          -----
 Total From Investment
            Operations    0.42          (2.12)
                          ----          -----
Net Asset Value, End
 of Period............   $7.84          $7.42
                         =====          =====
Total Return /(a)/ ...    5.66%/(c)/   (22.22)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $6,804         $2,165
 Ratio of Expenses to
  Average Net Assets..    1.85%/(d)/     1.81%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.11)%/(d)/   (0.36)%/(d)/
 Portfolio Turnover
  Rate................    67.1%/(d)/     86.8%/(d)/

                         2002/(B)/      2001/(F)/
                         ----           ----
INTERNATIONAL FUND I
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $7.46          $9.54
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.04             --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.42          (2.08)
                          ----          -----
 Total From Investment
            Operations    0.46          (2.08)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)            --
 ----                    -----
   Total Dividends and
         Distributions   (0.04)            --
 ----                    -----
Net Asset Value, End
 of Period............   $7.88          $7.46
                         =====          =====
Total Return..........    6.23%/(c)/   (21.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $9,258         $1,782
 Ratio of Expenses to
  Average Net Assets..    0.90%/(d)/     0.90%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.05%/(d)/     0.34%/(d)/
 Portfolio Turnover
  Rate................    67.1%/(d)/     86.8%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
INTERNATIONAL FUND I
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $7.41         $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.01           0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.43          (2.81)
                          ----          -----
 Total From Investment
            Operations    0.44          (2.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)            --
 ----                    -----
   Total Dividends and
         Distributions   (0.02)            --
 ----                    -----
Net Asset Value, End
 of Period............   $7.83          $7.41
                         =====          =====
Total Return..........    5.99%/(c)/   (26.82)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,196           $925
 Ratio of Expenses to
  Average Net Assets..    1.16%/(d)/     1.16%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.39%/(d)/     0.21%/(d)/
 Portfolio Turnover
  Rate................    67.1%/(d)/     86.8%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
INTERNATIONAL FUND I
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $7.41         $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.01           0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.43          (2.83)
                          ----          -----
 Total From Investment
            Operations    0.44          (2.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)            --
 ----                    -----
   Total Dividends and
         Distributions   (0.01)            --
 ----                    -----
Net Asset Value, End
 of Period............   $7.84          $7.41
                         =====          =====
Total Return..........    5.99%/(c)/   (26.82)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $981           $927
 Ratio of Expenses to
  Average Net Assets..    1.28%/(d)/     1.28%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.17%/(d)/     0.98%/(d)/
 Portfolio Turnover
  Rate................    67.1%/(d)/     86.8%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.18 per share from November 28, 2000 through December 5, 2000.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002/(C)/     2001/(F)/
                          ----          ----
INTERNATIONAL FUND II
---------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.55        $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.01)        (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.69         (2.56)
                           ----         -----
 Total From Investment
            Operations     0.68         (2.63)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)           --
 ----                     -----
   Total Dividends and
         Distributions    (0.04)           --
 ----                     -----
Net Asset Value, End
 of Period............    $8.19         $7.55
                          =====         =====
Total Return..........     9.04%/(d)/  (25.76)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $820          $756
 Ratio of Expenses to
  Average Net Assets..     1.56%/(e)/    1.57%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.57%/(e)/      --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.22)%/(e)/   0.34%/(e)/
 Portfolio Turnover
  Rate................    123.2%/(e)/   143.1%/(e)/

                          2002/(C)/     2001/(F)/
                          ----          ----
INTERNATIONAL FUND II
---------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $7.53        $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.01)        (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.68         (2.57)
                           ----         -----
 Total From Investment
            Operations     0.67         (2.65)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)           --
 ----                     -----
   Total Dividends and
         Distributions    (0.03)           --
 ----                     -----
Net Asset Value, End
 of Period............    $8.17         $7.53
                          =====         =====
Total Return..........     8.86%/(d)/  (25.96)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $819          $754
 Ratio of Expenses to
  Average Net Assets..     1.74%/(e)/    1.75%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.75%/(e)/      --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.40)%/(e)/   0.16%/(e)/
 Portfolio Turnover
  Rate................    123.2%/(e)/   143.1%/(e)/

                          2002/(C)/     2001/(G)/
                          ----          ----
INTERNATIONAL FUND II
---------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.56         $9.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.04         (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.64         (1.72)
                           ----         -----
 Total From Investment
            Operations     0.68         (1.73)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)           --
 ----                     -----
   Total Dividends and
         Distributions    (0.01)           --
 ----                     -----
Net Asset Value, End
 of Period............    $8.23         $7.56
                          =====         =====
Total Return /(b)/ ...     8.99%/(d)/  (18.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,493          $931
 Ratio of Expenses to
  Average Net Assets..     1.95%/(e)/    1.92%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.95%/(e)/      --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.26)%/(e)/  (0.38)%/(e)/
 Portfolio Turnover
  Rate................    123.2%/(e)/   143.1%/(e)/

                          2002/(C)/     2001/(F)/
                          ----          ----
INTERNATIONAL FUND II
---------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $7.58        $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.03)         0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.73         (2.70)
                           ----         -----
 Total From Investment
            Operations     0.70         (2.61)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.08)           --
 ----                     -----
   Total Dividends and
         Distributions    (0.08)           --
 ----                     -----
Net Asset Value, End
 of Period............    $8.20         $7.58
                          =====         =====
Total Return..........     9.36%/(d)/  (25.47)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $62,557        $2,176
 Ratio of Expenses to
  Average Net Assets..     0.99%/(e)/    1.00%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.00%/(e)/      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.39%/(e)/    0.36%/(e)/
 Portfolio Turnover
  Rate................    123.2%/(e)/   143.1%/(e)/

                          2002/(C)/     2001/(F)/
                          ----          ----
INTERNATIONAL FUND II
---------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $7.55        $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --         (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.69         (2.59)
                           ----         -----
 Total From Investment
            Operations     0.69         (2.64)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)           --
 ----                     -----
   Total Dividends and
         Distributions    (0.06)           --
 ----                     -----
Net Asset Value, End
 of Period............    $8.18         $7.55
                          =====         =====
Total Return..........     9.25%/(d)/  (25.76)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $819          $756
 Ratio of Expenses to
  Average Net Assets..     1.25%/(e)/    1.26%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.26%/(e)/      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.09%/(e)/    0.65%/(e)/
 Portfolio Turnover
  Rate................    123.2%/(e)/   143.1%/(e)/

                          2002/(C)/     2002/(F)/
                          ----          ----
INTERNATIONAL FUND II
---------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $7.55        $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --         (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.69         (2.58)
                           ----         -----
 Total From Investment
            Operations     0.69         (2.64)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)           --
 ----                     -----
   Total Dividends and
         Distributions    (0.05)           --
 ----                     -----
Net Asset Value, End
 of Period............    $8.19         $7.55
                          =====         =====
Total Return..........     9.25%/(d)/  (25.76)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $819          $756
 Ratio of Expenses to
  Average Net Assets..     1.37%/(e)/    1.38%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.38%/(e)/      --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.03)%/(e)/   0.53%/(e)/
 Portfolio Turnover
  Rate................    123.2%/(e)/   143.1%/(e)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Expense ratio without fees paid indirectly.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Six months ended April 30, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred, and Select classes of shares incurred an unrealized gain of $.18, $.18, $.19, $.19, and $.19 per share, respectively, from November 27, 2000 through December 5, 2000.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2002/(B)/     2001/(E)/
                         ----          ----
INTERNATIONAL SMALLCAP FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $7.42        $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.02          0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.97         (2.78)
                          ----         -----
 Total From Investment
            Operations    0.99         (2.76)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --         (0.01)
 ----                                  -----
   Total Dividends and
         Distributions      --         (0.01)
 ----                                  -----
Net Asset Value, End
 of Period............   $8.41         $7.42
                         =====         =====
Total Return..........   13.34%/(c)/  (27.40)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,051          $927
 Ratio of Expenses to
  Average Net Assets..    1.77%/(d)/    1.77%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.57%/(d)/    0.35%/(d)/
 Portfolio Turnover
  Rate................    59.1%/(d)/   148.0%/(d)/

                         2002/(B)/     2001/(E)/
                         ----          ----
INTERNATIONAL SMALLCAP FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $7.40        $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.02          0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.96         (2.79)
                          ----         -----
 Total From Investment
            Operations    0.98         (2.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --         (0.01)
 ----                                  -----
   Total Dividends and
         Distributions      --         (0.01)
 ----                                  -----
Net Asset Value, End
 of Period............   $8.38         $7.40
                         =====         =====
Total Return..........   13.24%/(c)/  (27.60)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,048          $926
 Ratio of Expenses to
  Average Net Assets..    1.95%/(d)/    1.95%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.39%/(d)/    0.17%/(d)/
 Portfolio Turnover
  Rate................    59.1%/(d)/   148.0%/(d)/

                         2002/(B)/     2001/(F)/
                         ----          ----
INTERNATIONAL SMALLCAP FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $7.43         $9.55
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.02         (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.96         (2.11)
                          ----         -----
 Total From Investment
            Operations    0.98         (2.12)
                          ----         -----
Net Asset Value, End
 of Period............   $8.41         $7.43
                         =====         =====
Total Return /(a)/ ...   13.19%/(c)/  (21.87)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,444          $635
 Ratio of Expenses to
  Average Net Assets..    2.15%/(d)/    2.12%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.34%/(d)/   (0.43)%/(d)/
 Portfolio Turnover
  Rate................    59.1%/(d)/   148.0%/(d)/

                         2002/(B)/     2001/(F)/
                         ----          ----
INTERNATIONAL SMALLCAP FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $7.48         $9.55
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.04          0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.98         (2.09)
                          ----         -----
 Total From Investment
            Operations    1.02         (2.07)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.03)           --
 ----                    -----
Net Asset Value, End
 of Period............   $8.47         $7.48
                         =====         =====
Total Return..........   13.63%/(c)/  (21.35)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $457          $147
 Ratio of Expenses to
  Average Net Assets..    1.20%/(d)/    1.20%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.29%/(d)/    1.54%/(d)/
 Portfolio Turnover
  Rate................    59.1%/(d)/   148.0%/(d)/

                         2002/(B)/     2001/(E)/
                         ----          ----
INTERNATIONAL SMALLCAP FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $7.44        $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.05         (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.96         (2.72)
                          ----         -----
 Total From Investment
            Operations    1.01         (2.74)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)        (0.01)
                         -----         -----
   Total Dividends and
         Distributions   (0.01)        (0.01)
                         -----         -----
Net Asset Value, End
 of Period............   $8.44         $7.44
                         =====         =====
Total Return..........   13.53%/(c)/  (27.20)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,837          $930
 Ratio of Expenses to
  Average Net Assets..    1.46%/(d)/    1.46%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.03%/(d)/   (0.10)%/(d)/
 Portfolio Turnover
  Rate................    59.1%/(d)/   148.0%/(d)/

                         2002/(B)/     2001/(E)/
                         ----          ----
INTERNATIONAL SMALLCAP FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $7.43        $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.03          0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.96         (2.78)
                          ----         -----
 Total From Investment
            Operations    0.99         (2.75)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --         (0.01)
 ----                                  -----
   Total Dividends and
         Distributions      --         (0.01)
 ----                                  -----
Net Asset Value, End
 of Period............   $8.42         $7.43
                         =====         =====
Total Return..........   13.32%/(c)/  (27.30)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,053          $928
 Ratio of Expenses to
  Average Net Assets..    1.58%/(d)/    1.58%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.76%/(d)/    0.54%/(d)/
 Portfolio Turnover
  Rate................    59.1%/(d)/   148.0%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.18 per share from November 29, 2000 through December 5, 2000.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.01 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2002/(B)/      2002/(E)/
                         ----           ----
LARGECAP BLEND FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $7.59         $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.01           0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.22)         (2.61)
                         -----          -----
 Total From Investment
            Operations   (0.21)         (2.58)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)         (0.01)
                         -----          -----
   Total Dividends and
         Distributions   (0.04)         (0.01)
                         -----          -----
Net Asset Value, End
 of Period............   $7.34          $7.59
                         =====          =====
Total Return..........   (2.84)%/(c)/  (23.88)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $918           $949
 Ratio of Expenses to
  Average Net Assets..    1.02%/(d)/     1.02%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.32%/(d)/     0.42%/(d)/
 Portfolio Turnover
  Rate................   154.5%/(d)/     71.7%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
LARGECAP BLEND FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $7.57         $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      --           0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.22)         (2.62)
                         -----          -----
 Total From Investment
            Operations   (0.22)         (2.60)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)         (0.01)
                         -----          -----
   Total Dividends and
         Distributions   (0.02)         (0.01)
                         -----          -----
Net Asset Value, End
 of Period............   $7.33          $7.57
                         =====          =====
Total Return..........   (2.88)%/(c)/  (24.08)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $918           $948
 Ratio of Expenses to
  Average Net Assets..    1.20%/(d)/     1.20%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.14%/(d)/     0.25%/(d)/
 Portfolio Turnover
  Rate................   154.5%/(d)/     71.7%/(d)/

                         2002/(B)/      2001/(F)/
                         ----           ----
LARGECAP BLEND FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $7.51          $8.88
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.22)         (1.37)
                         -----          -----
 Total From Investment
            Operations   (0.22)         (1.37)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)            --
 ----                    -----
   Total Dividends and
         Distributions   (0.01)            --
 ----                    -----
Net Asset Value, End
 of Period............   $7.28          $7.51
                         =====          =====
Total Return /(a)/ ...   (2.96)%/(c)/  (15.52)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $7,390         $2,572
 Ratio of Expenses to
  Average Net Assets..    1.40%/(d)/     1.36%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.13)%/(d)/    0.02%/(d)/
 Portfolio Turnover
  Rate................   154.5%/(d)/     71.7%/(d)/

                         2002/(B)/      2001/(F)/
                         ----           ----
LARGECAP BLEND FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $7.55          $8.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.03           0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.21)         (1.38)
                         -----          -----
 Total From Investment
            Operations   (0.18)         (1.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.08)            --
 ----                    -----
   Total Dividends and
         Distributions   (0.08)            --
 ----                    -----
Net Asset Value, End
 of Period............   $7.29          $7.55
                         =====          =====
Total Return..........   (2.43)%/(c)/  (15.07)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $8             $8
 Ratio of Expenses to
  Average Net Assets..    0.45%/(d)/     0.45%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.89%/(d)/     0.96%/(d)/
 Portfolio Turnover
  Rate................   154.5%/(d)/     71.7%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
LARGECAP BLEND FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $7.62         $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.02           0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.22)         (2.64)
                         -----          -----
 Total From Investment
            Operations   (0.20)         (2.55)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.06)         (0.01)
                         -----          -----
   Total Dividends and
         Distributions   (0.06)         (0.01)
                         -----          -----
Net Asset Value, End
 of Period............   $7.36          $7.62
                         =====          =====
Total Return..........   (2.66)%/(c)/  (23.58)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $921           $952
 Ratio of Expenses to
  Average Net Assets..    0.71%/(d)/     0.71%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.63%/(d)/     0.66%/(d)/
 Portfolio Turnover
  Rate................   154.5%/(d)/     71.7%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
LARGECAP BLEND FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $7.60         $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.02           0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.22)         (2.61)
                         -----          -----
 Total From Investment
            Operations   (0.20)         (2.57)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.05)         (0.01)
                         -----          -----
   Total Dividends and
         Distributions   (0.05)         (0.01)
                         -----          -----
Net Asset Value, End
 of Period............   $7.35          $7.60
                         =====          =====
Total Return..........   (2.65)%/(c)/  (23.78)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $918           $950
 Ratio of Expenses to
  Average Net Assets..    0.83%/(d)/     0.83%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.51%/(d)/     0.61%/(d)/
 Portfolio Turnover
  Rate................   154.5%/(d)/     71.7%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.17 per share from November 28, 2000 through December 5, 2000.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.11 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2002/(B)/      2001/(E)/
                         ----           ----
LARGECAP GROWTH FUND
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $6.30         $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)         (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.16)         (3.67)
                         -----          -----
 Total From Investment
            Operations   (0.17)         (3.70)
Less Dividends and
 Distributions:
 Tax Return of Capital
  Distribution........      --          (0.01)
 ----                                   -----
   Total Dividends and
         Distributions      --          (0.01)
 ----                                   -----
Net Asset Value, End
 of Period............   $6.13          $6.30
                         =====          =====
Total Return..........   (2.70)%/(c)/  (35.88)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $768           $788
 Ratio of Expenses to
  Average Net Assets..    1.12%/(d)/     1.12%
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.37)%/(d)/   (0.36)%
 Portfolio Turnover
  Rate................    22.2%/(d)/     37.5%

                         2002/(B)/      2001/(E)/
                         ----           ----
LARGECAP GROWTH FUND
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $6.29         $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)         (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.15)         (3.67)
                         -----          -----
 Total From Investment
            Operations   (0.17)         (3.71)
Less Dividends and
 Distributions:
 Tax Return of Capital
  Distribution........      --          (0.01)
 ----                                   -----
   Total Dividends and
         Distributions      --          (0.01)
 ----                                   -----
Net Asset Value, End
 of Period............   $6.12          $6.29
                         =====          =====
Total Return..........   (2.70)%/(c)/  (35.98)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $766           $787
 Ratio of Expenses to
  Average Net Assets..    1.30%/(d)/     1.30%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.55)%/(d)/   (0.54)%/(d)/
 Portfolio Turnover
  Rate................    22.2%/(d)/     37.5%/(d)/

                         2002/(B)/      2001/(F)/
                         ----           ----
LARGECAP GROWTH FUND
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $6.14          $7.63
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)         (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.16)         (1.48)
                         -----          -----
 Total From Investment
            Operations   (0.17)         (1.49)
                         -----          -----
Net Asset Value, End
 of Period............   $5.97          $6.14
                         =====          =====
Total Return /(a)/ ...   (2.77)%/(c)/  (20.05)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,086         $1,406
 Ratio of Expenses to
  Average Net Assets..    1.50%/(d)/     1.47%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.76)%/(d)/   (0.63)%/(d)/
 Portfolio Turnover
  Rate................    22.2%/(d)/     37.5%/(d)/

                         2002/(B)/      2001/(F)/
                         ----           ----
LARGECAP GROWTH FUND
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $6.17          $7.63
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.03)            --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.11)         (1.46)
                         -----          -----
 Total From Investment
            Operations   (0.14)         (1.46)
                         -----          -----
Net Asset Value, End
 of Period............   $6.03          $6.17
                         =====          =====
Total Return..........   (2.27)%/(c)/  (19.66)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $6,890         $1,524
 Ratio of Expenses to
  Average Net Assets..    0.55%/(d)/     0.55%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.19%/(d)/     0.34%/(d)/
 Portfolio Turnover
  Rate................    22.2%/(d)/     37.5%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
LARGECAP GROWTH FUND
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $6.31         $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.01          (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.17)         (3.66)
                         -----          -----
 Total From Investment
            Operations   (0.16)         (3.69)
Less Dividends and
 Distributions:
 Tax Return of Capital
  Distribution........      --          (0.01)
 ----                                   -----
   Total Dividends and
         Distributions      --          (0.01)
 ----                                   -----
Net Asset Value, End
 of Period............   $6.15          $6.31
                         =====          =====
Total Return..........   (2.54)%/(c)/  (35.77)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,157           $789
 Ratio of Expenses to
  Average Net Assets..    0.81%/(d)/     0.81%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.04)%/(d)/   (0.07)%/(d)/
 Portfolio Turnover
  Rate................    22.2%/(d)/     37.5%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
LARGECAP GROWTH FUND
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $6.31         $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)         (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.15)         (3.67)
                         -----          -----
 Total From Investment
            Operations   (0.16)         (3.69)
Less Dividends and
 Distributions:
 Tax Return of Capital
  Distribution........      --          (0.01)
 ----                                   -----
   Total Dividends and
         Distributions      --          (0.01)
 ----                                   -----
Net Asset Value, End
 of Period............   $6.15          $6.31
                         =====          =====
Total Return..........   (2.54)%/(c)/  (35.77)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $769           $789
 Ratio of Expenses to
  Average Net Assets..    0.93%/(d)/     0.93%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.18)%/(d)/   (0.17)%/(d)/
 Portfolio Turnover
  Rate................    22.2%/(d)/     37.5%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share from November 27, 2000 through December 5, 2000.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002/(B)/    2001/(E)/
                          ----         ----
LARGECAP S&P 500 INDEX FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $8.11       $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.03         0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.10        (2.40)
                           ----        -----
 Total From Investment
            Operations     0.13        (2.35)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)       (0.01)
                          -----        -----
   Total Dividends and
         Distributions    (0.04)       (0.01)
                          -----        -----
Net Asset Value, End
 of Period............    $8.20        $8.11
                          =====        =====
Total Return..........     1.62%/(c)/ (20.99)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,026       $1,015
 Ratio of Expenses to
  Average Net Assets..     0.72%/(d)/   0.72%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.74%/(d)/   0.70%/(d)/
 Portfolio Turnover
  Rate................    105.1%/(d)/  117.4%/(d)/

                          2002/(B)/    2001/(E)/
                          ----         ----
LARGECAP S&P 500 INDEX FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $8.10       $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.02         0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.11        (2.40)
                           ----        -----
 Total From Investment
            Operations     0.13        (2.36)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)       (0.01)
                          -----        -----
   Total Dividends and
         Distributions    (0.03)       (0.01)
                          -----        -----
Net Asset Value, End
 of Period............    $8.20        $8.10
                          =====        =====
Total Return..........     1.56%/(c)/ (21.09)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,159       $1,080
 Ratio of Expenses to
  Average Net Assets..     0.90%/(d)/   0.90%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.55%/(d)/   0.52%/(d)/
 Portfolio Turnover
  Rate................    105.1%/(d)/  117.4%/(d)/

                          2002/(B)/    2001/(F)/
                          ----         ----
LARGECAP S&P 500 INDEX FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.04        $9.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01         0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.10        (1.34)
                           ----        -----
 Total From Investment
            Operations     0.11        (1.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)          --
  ----                    -----
   Total Dividends and
         Distributions    (0.01)          --
  ----                    -----
Net Asset Value, End
 of Period............    $8.14        $8.04
                          =====        =====
Total Return /(a)/ ...     1.38%/(c)/ (14.38)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $43,775      $12,926
 Ratio of Expenses to
  Average Net Assets..     1.10%/(d)/   1.07%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.28%/(d)/   0.36%/(d)/
 Portfolio Turnover
  Rate................    105.1%/(d)/  117.4%/(d)/

                          2002/(B)/    2001/(F)/
                          ----         ----
LARGECAP S&P 500 INDEX FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $8.09        $9.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.05         0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.11        (1.36)
                           ----        -----
 Total From Investment
            Operations     0.16        (1.28)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)          --
  ----                    -----
   Total Dividends and
         Distributions    (0.09)          --
  ----                    -----
Net Asset Value, End
 of Period............    $8.16        $8.09
                          =====        =====
Total Return..........     1.95%/(c)/ (13.84)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $9           $8
 Ratio of Expenses to
  Average Net Assets..     0.15%/(d)/   0.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.30%/(d)/   1.25%/(d)/
 Portfolio Turnover
  Rate................    105.1%/(d)/  117.4%/(d)/

                          2002/(B)/    2001/(E)/
                          ----         ----
LARGECAP S&P 500 INDEX FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $8.13       $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.04         0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.15        (2.38)
                           ----        -----
 Total From Investment
            Operations     0.19        (2.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)       (0.01)
                          -----        -----
   Total Dividends and
         Distributions    (0.07)       (0.01)
                          -----        -----
Net Asset Value, End
 of Period............    $8.25        $8.13
                          =====        =====
Total Return..........     2.29%/(c)/ (20.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $21,788       $2,386
 Ratio of Expenses to
  Average Net Assets..     0.41%/(d)/   0.41%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.92%/(d)/   0.86%/(d)/
 Portfolio Turnover
  Rate................    105.1%/(d)/  117.4%/(d)/

                          2002/(B)/    2001/(E)/
                          ----         ----
LARGECAP S&P 500 INDEX FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $8.13       $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.04         0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.10        (2.39)
                           ----        -----
 Total From Investment
            Operations     0.14        (2.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)       (0.01)
                          -----        -----
   Total Dividends and
         Distributions    (0.06)       (0.01)
                          -----        -----
Net Asset Value, End
 of Period............    $8.21        $8.13
                          =====        =====
Total Return..........     1.67%/(c)/ (20.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,026       $1,016
 Ratio of Expenses to
  Average Net Assets..     0.53%/(d)/   0.53%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.93%/(d)/   0.89%/(d)/
 Portfolio Turnover
  Rate................    105.1%/(d)/  117.4%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.46 per share from December 1, 2000 through December 5, 2000.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.14 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2002/(B)/    2001/(E)/
                         ----         ----
LARGECAP VALUE FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $9.10       $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.05         0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.62        (1.12)
                          ----        -----
 Total From Investment
            Operations    0.67        (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.05)       (0.01)
                         -----        -----
   Total Dividends and
         Distributions   (0.05)       (0.01)
                         -----        -----
Net Asset Value, End
 of Period............   $9.72        $9.10
                         =====        =====
Total Return..........    7.37%/(c)/ (10.42)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,216       $1,138
 Ratio of Expenses to
  Average Net Assets..    1.02%/(d)/   1.02%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.98%/(d)/   0.86%/(d)/
 Portfolio Turnover
  Rate................    99.4%/(d)/  116.0%/(d)/

                         2002/(B)/    2001/(E)/
                         ----         ----
LARGECAP VALUE FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $9.09       $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.04         0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.62        (1.12)
                          ----        -----
 Total From Investment
            Operations    0.66        (1.07)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)       (0.01)
                         -----        -----
   Total Dividends and
         Distributions   (0.03)       (0.01)
                         -----        -----
Net Asset Value, End
 of Period............   $9.72        $9.09
                         =====        =====
Total Return..........    7.29%/(c)/ (10.52)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,606       $2,560
 Ratio of Expenses to
  Average Net Assets..    1.20%/(d)/   1.20%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.80%/(d)/   0.70%/(d)/
 Portfolio Turnover
  Rate................    99.4%/(d)/  116.0%/(d)/

                         2002/(B)/    2001/(F)/
                         ----         ----
LARGECAP VALUE FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.09       $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.01         0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.64        (1.05)
                          ----        -----
 Total From Investment
            Operations    0.65        (1.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)          --
 ----                    -----
   Total Dividends and
         Distributions   (0.01)          --
 ----                    -----
Net Asset Value, End
 of Period............   $9.73        $9.09
                         =====        =====
Total Return /(a)/ ...    7.19%/(c)/ (10.09)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,880       $1,083
 Ratio of Expenses to
  Average Net Assets..    1.40%/(d)/   1.35%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.55%/(d)/   0.60%/(d)/
 Portfolio Turnover
  Rate................    99.4%/(d)/  116.0%/(d)/

                         2002/(B)/    2001/(F)/
                         ----         ----
LARGECAP VALUE FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $9.14       $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.08         0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.63        (1.00)
                          ----        -----
 Total From Investment
            Operations    0.71        (0.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.10)          --
 ----                    -----
   Total Dividends and
         Distributions   (0.10)          --
 ----                    -----
Net Asset Value, End
 of Period............   $9.75        $9.14
                         =====        =====
Total Return..........    7.83%/(c)/  (9.68)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $9,709       $1,946
 Ratio of Expenses to
  Average Net Assets..    0.45%/(d)/   0.45%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.49%/(d)/   1.53%/(d)/
 Portfolio Turnover
  Rate................    99.4%/(d)/  116.0%/(d)/

                         2002/(B)/    2001/(E)/
                         ----         ----
LARGECAP VALUE FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $9.13       $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)        0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.71        (1.17)
                          ----        -----
 Total From Investment
            Operations    0.69        (1.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.08)       (0.01)
                         -----        -----
   Total Dividends and
         Distributions   (0.08)       (0.01)
                         -----        -----
Net Asset Value, End
 of Period............   $9.74        $9.13
                         =====        =====
Total Return..........    7.56%/(c)/ (10.12)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,921       $1,141
 Ratio of Expenses to
  Average Net Assets..    0.71%/(d)/   0.71%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.28%/(d)/   0.90%/(d)/
 Portfolio Turnover
  Rate................    99.4%/(d)/  116.0%/(d)/

                         2002/(B)/    2001/(E)/
                         ----         ----
LARGECAP VALUE FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $9.12       $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.06         0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.63        (1.11)
                          ----        -----
 Total From Investment
            Operations    0.69        (1.04)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.07)       (0.01)
                         -----        -----
   Total Dividends and
         Distributions   (0.07)       (0.01)
                         -----        -----
Net Asset Value, End
 of Period............   $9.74        $9.12
                         =====        =====
Total Return..........    7.56%/(c)/ (10.22)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,217       $1,140
 Ratio of Expenses to
  Average Net Assets..    0.83%/(d)/   0.83%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.17%/(d)/   1.05%/(d)/
 Portfolio Turnover
  Rate................    99.4%/(d)/  116.0%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.16 per share from December 1, 2000 through December 5, 2000.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares recognized $.00 and $.01 of net investment income per share, respectively, and incurred an unrealized loss of $.16 and $.18 per share, respectively, from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2002/(B)/     2001/(E)/
                         ----          ----
MIDCAP BLEND FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $9.32        $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.01          0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.14         (0.90)
                          ----         -----
 Total From Investment
            Operations    1.15         (0.87)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)        (0.02)
                         -----         -----
   Total Dividends and
         Distributions   (0.02)        (0.02)
                         -----         -----
Net Asset Value, End
 of Period............  $10.45         $9.32
                        ======         =====
Total Return..........   12.38%/(c)/   (7.84)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,306        $1,164
 Ratio of Expenses to
  Average Net Assets..    1.22%/(d)/    1.22%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.10%/(d)/    0.26%/(d)/
 Portfolio Turnover
  Rate................    71.4%/(d)/    55.6%/(d)/

                         2002/(B)/     2001/(E)/
                         ----          ----
MIDCAP BLEND FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $9.30        $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      --          0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.14         (0.91)
                          ----         -----
 Total From Investment
            Operations    1.14         (0.89)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)        (0.02)
                         -----         -----
   Total Dividends and
         Distributions   (0.01)        (0.02)
                         -----         -----
Net Asset Value, End
 of Period............  $10.43         $9.30
                        ======         =====
Total Return..........   12.22%/(c)/   (8.04)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,312        $1,168
 Ratio of Expenses to
  Average Net Assets..    1.40%/(d)/    1.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.08)%/(d)/   0.08%/(d)/
 Portfolio Turnover
  Rate................    71.4%/(d)/    55.6%/(d)/

                         2002/(B)/     2001/(F)/
                         ----          ----
MIDCAP BLEND FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.23         $9.95
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)        (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.14         (0.71)
                          ----         -----
 Total From Investment
            Operations    1.13         (0.72)
Net Asset Value, End
 of Period............  $10.36         $9.23
                        ======         =====
Total Return /(a)/ ...   12.24%/(c)/   (7.42)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $7,708        $2,568
 Ratio of Expenses to
  Average Net Assets..    1.60%/(d)/    1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.32)%/(d)/  (0.19)%/(d)/
 Portfolio Turnover
  Rate................    71.4%/(d)/    55.6%/(d)/

                         2002/(B)/     2001/(F)/
                         ----          ----
MIDCAP BLEND FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $9.29         $9.95
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.03          0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.14         (0.71)
                          ----         -----
 Total From Investment
            Operations    1.17         (0.66)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.08)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.08)           --
 ----                    -----
Net Asset Value, End
 of Period............  $10.38         $9.29
                        ======         =====
Total Return..........   12.64%/(c)/   (6.82)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10            $9
 Ratio of Expenses to
  Average Net Assets..    0.65%/(d)/    0.65%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.67%/(d)/    0.82%/(d)/
 Portfolio Turnover
  Rate................    71.4%/(d)/    55.6%/(d)/

                         2002/(B)/     2001/(E)/
                         ----          ----
MIDCAP BLEND FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $9.35        $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.02          0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.14         (0.90)
                          ----         -----
 Total From Investment
            Operations    1.16         (0.84)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.05)        (0.02)
                         -----         -----
   Total Dividends and
         Distributions   (0.05)        (0.02)
                         -----         -----
Net Asset Value, End
 of Period............  $10.46         $9.35
                        ======         =====
Total Return..........   12.48%/(c)/   (7.55)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,308        $1,168
 Ratio of Expenses to
  Average Net Assets..    0.91%/(d)/    0.91%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.41%/(d)/    0.56%/(d)/
 Portfolio Turnover
  Rate................    71.4%/(d)/    55.6%/(d)/

                         2002/(B)/     2001/(E)/
                         ----          ----
MIDCAP BLEND FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $9.33        $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.01          0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.15         (0.90)
                          ----         -----
 Total From Investment
            Operations    1.16         (0.86)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)        (0.02)
                         -----         -----
   Total Dividends and
         Distributions   (0.04)        (0.02)
                         -----         -----
Net Asset Value, End
 of Period............  $10.45         $9.33
                        ======         =====
Total Return..........   12.47%/(c)/   (7.75)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,306        $1,166
 Ratio of Expenses to
  Average Net Assets..    1.03%/(d)/    1.03%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.29%/(d)/    0.45%/(d)/
 Portfolio Turnover
  Rate................    71.4%/(d)/    55.6%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.02 of net investment income per share and incurred an unrealized gain of $.19 per share from December 1, 2000 through December 5, 2000.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.08 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2002/(B)/      2001/(E)/
                         ----           ----
MIDCAP GROWTH FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $5.98         $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.03)         (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.23)         (3.99)
                         -----          -----
 Total From Investment
            Operations   (0.26)         (4.03)
                         -----          -----
Net Asset Value, End
 of Period............   $5.72          $5.98
                         =====          =====
Total Return..........   (4.35)%/(c)/  (39.03)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $717           $749
 Ratio of Expenses to
  Average Net Assets..    1.22%/(d)/     1.22%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.91)%/(d)/   (0.82)%/(d)/
 Portfolio Turnover
  Rate................   237.5%/(d)/    299.0%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
MIDCAP GROWTH FUND
------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $5.97         $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.03)         (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.23)         (3.99)
                         -----          -----
 Total From Investment
            Operations   (0.26)         (4.05)
                         -----          -----
Net Asset Value, End
 of Period............   $5.71          $5.97
                         =====          =====
Total Return..........   (4.36)%/(c)/  (39.20)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $736           $760
 Ratio of Expenses to
  Average Net Assets..    1.40%/(d)/     1.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.09)%/(d)/   (1.01)%/(d)/
 Portfolio Turnover
  Rate................   237.5%/(d)/    299.0%/(d)/

                         2002/(B)/      2001/(F)/
                         ----           ----
MIDCAP GROWTH FUND
------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $5.69          $7.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.04)         (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.21)         (2.11)
                         -----          -----
 Total From Investment
            Operations   (0.25)         (2.13)
                         -----          -----
Net Asset Value, End
 of Period............   $5.44          $5.69
                         =====          =====
Total Return /(a)/ ...   (4.39)%/(c)/  (27.52)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,110         $1,395
 Ratio of Expenses to
  Average Net Assets..    1.65%/(d)/     1.61%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.35)%/(d)/   (1.27)%/(d)/
 Portfolio Turnover
  Rate................   237.5%/(d)/    299.0%/(d)/

                         2002/(B)/      2001/(F)/
                         ----           ----
MIDCAP GROWTH FUND
------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $5.72          $7.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)         (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.21)         (2.09)
                         -----          -----
 Total From Investment
            Operations   (0.22)         (2.10)
                         -----          -----
Net Asset Value, End
 of Period............   $5.50          $5.72
                         =====          =====
Total Return..........   (3.85)%/(c)/  (27.13)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $7             $7
 Ratio of Expenses to
  Average Net Assets..    0.65%/(d)/     0.65%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.33)%/(d)/   (0.27)%/(d)/
 Portfolio Turnover
  Rate................   237.5%/(d)/    299.0%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
MIDCAP GROWTH FUND
------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $5.99         $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)         (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.23)         (3.95)
                         -----          -----
 Total From Investment
            Operations   (0.25)         (4.03)
                         -----          -----
Net Asset Value, End
 of Period............   $5.74          $5.99
                         =====          =====
Total Return..........   (4.17)%/(c)/  (38.99)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $718           $749
 Ratio of Expenses to
  Average Net Assets..    0.91%/(d)/     0.91%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.60)%/(d)/   (0.65)%/(d)/
 Portfolio Turnover
  Rate................   237.5%/(d)/    299.0%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
MIDCAP GROWTH FUND
------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $5.99         $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)         (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.23)         (3.99)
                         -----          -----
 Total From Investment
            Operations   (0.25)         (4.03)
                         -----          -----
Net Asset Value, End
 of Period............   $5.74          $5.99
                         =====          =====
Total Return..........   (4.17)%/(c)/  (38.99)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $719           $750
 Ratio of Expenses to
  Average Net Assets..    1.03%/(d)/     1.03%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.72)%/(d)/   (0.65)%/(d)/
 Portfolio Turnover
  Rate................   237.5%/(d)/    299.0%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. The Preferred class recognized $.01 of net investment income per share from November 27, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares incurred an unrealized gain of $.01, $.02, $.01 and $.02 per share, respectively, during the initial interim period.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.20 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2002/(B)/     2001/(E)/
                         ----          ----
MIDCAP S&P 400 INDEX FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $9.22        $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.02          0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.72         (1.12)
                          ----         -----
 Total From Investment
            Operations    1.74         (1.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)        (0.02)
 Distributions from
  Realized Gains......   (0.07)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.11)        (0.02)
                         -----         -----
Net Asset Value, End
 of Period............  $10.85         $9.22
                        ======         =====
Total Return..........   18.90%/(c)/   (9.73)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,358        $1,155
 Ratio of Expenses to
  Average Net Assets..    0.72%/(d)/    0.72%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.35%/(d)/    0.33%/(d)/
 Portfolio Turnover
  Rate................    47.6%/(d)/    63.4%/(d)/

                         2002/(B)/     2001/(E)/
                         ----          ----
MIDCAP S&P 400 INDEX FUND
-------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $9.22        $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.01          0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.72         (1.11)
                          ----         -----
 Total From Investment
            Operations    1.73         (1.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)        (0.02)
 Distributions from
  Realized Gains......   (0.07)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.09)        (0.02)
                         -----         -----
Net Asset Value, End
 of Period............  $10.86         $9.22
                        ======         =====
Total Return..........   18.80%/(c)/   (9.73)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,358        $1,154
 Ratio of Expenses to
  Average Net Assets..    0.90%/(d)/    0.90%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.17%/(d)/    0.15%/(d)/
 Portfolio Turnover
  Rate................    47.6%/(d)/    63.4%/(d)/

                         2002/(B)/     2001/(F)/
                         ----          ----
MIDCAP S&P 400 INDEX FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.07         $9.98
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.68         (0.91)
                          ----         -----
 Total From Investment
            Operations    1.68         (0.91)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.07)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.07)           --
 ----                    -----
Net Asset Value, End
 of Period............  $10.68         $9.07
                        ======         =====
Total Return /(a)/ ...   18.57%/(c)/   (8.84)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,563        $2,125
 Ratio of Expenses to
  Average Net Assets..    1.10%/(d)/    1.07%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.06)%/(d)/   0.00%/(d)/
 Portfolio Turnover
  Rate................    47.6%/(d)/    63.4%/(d)/

                         2002/(B)/     2001/(F)/
                         ----          ----
MIDCAP S&P 400 INDEX FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $9.13         $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.04          0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.70         (0.91)
                          ----         -----
 Total From Investment
            Operations    1.74         (0.85)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.09)           --
 Distributions from
  Realized Gains......   (0.07)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.16)           --
 ----                    -----
Net Asset Value, End
 of Period............  $10.71         $9.13
                        ======         =====
Total Return..........   19.22%/(c)/   (8.24)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11            $9
 Ratio of Expenses to
  Average Net Assets..    0.15%/(d)/    0.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.92%/(d)/    0.90%/(d)/
 Portfolio Turnover
  Rate................    47.6%/(d)/    63.4%/(d)/

                         2002/(B)/     2001/(E)/
                         ----          ----
MIDCAP S&P 400 INDEX FUND
-------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $9.25        $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.02          0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.74         (1.14)
                          ----         -----
 Total From Investment
            Operations    1.76         (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.07)        (0.02)
 Distributions from
  Realized Gains......   (0.07)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.14)        (0.02)
                         -----         -----
Net Asset Value, End
 of Period............  $10.87         $9.25
                        ======         =====
Total Return..........   19.09%/(c)/   (9.44)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $7,199        $1,164
 Ratio of Expenses to
  Average Net Assets..    0.41%/(d)/    0.41%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.62%/(d)/    0.64%/(d)/
 Portfolio Turnover
  Rate................    47.6%/(d)/    63.4%/(d)/

                         2002/(B)/     2001/(E)/
                         ----          ----
MIDCAP S&P 400 INDEX FUND
-------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $9.25        $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.03          0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.71         (1.10)
                          ----         -----
 Total From Investment
            Operations    1.74         (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.06)        (0.02)
 Distributions from
  Realized Gains......   (0.07)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.13)        (0.02)
                         -----         -----
Net Asset Value, End
 of Period............  $10.86         $9.25
                        ======         =====
Total Return..........   18.85%/(c)/   (9.44)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,359        $1,157
 Ratio of Expenses to
  Average Net Assets..    0.53%/(d)/    0.53%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.54%/(d)/    0.52%/(d)/
 Portfolio Turnover
  Rate................    47.6%/(d)/    63.4%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.32 per share from December 1, 2000 through December 5, 2000.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002/(B)/   2001/(E)/
                          ----        ----
MIDCAP VALUE FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $9.96      $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.02        0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.58       (0.24)
                           ----       -----
 Total From Investment
            Operations     1.60       (0.20)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)      (0.02)
 Distributions from
  Realized Gains......    (0.26)         --
 ----                     -----
   Total Dividends and
         Distributions    (0.31)      (0.02)
                          -----       -----
Net Asset Value, End
 of Period............   $11.25       $9.96
                         ======       =====
Total Return..........    16.33%/(c)/ (1.62)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,408      $1,246
 Ratio of Expenses to
  Average Net Assets..     1.22%/(d)/  1.22%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.43%/(d)/  0.47%/(d)/
 Portfolio Turnover
  Rate................    198.7%/(d)/ 122.3%/(d)/

                          2002/(B)/   2001/(E)/
                          ----        ----
MIDCAP VALUE FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $9.95      $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01        0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.58       (0.24)
                           ----       -----
 Total From Investment
            Operations     1.59       (0.21)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)      (0.02)
 Distributions from
  Realized Gains......    (0.26)         --
 ----                     -----
   Total Dividends and
         Distributions    (0.29)      (0.02)
                          -----       -----
Net Asset Value, End
 of Period............   $11.25       $9.95
                         ======       =====
Total Return..........    16.25%/(c)/ (1.72)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,407      $1,245
 Ratio of Expenses to
  Average Net Assets..     1.40%/(d)/  1.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.25%/(d)/  0.29%/(d)/
 Portfolio Turnover
  Rate................    198.7%/(d)/ 122.3%/(d)/

                          2002/(B)/   2001/(F)/
                          ----        ----
MIDCAP VALUE FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.91      $10.49
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01          --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.58       (0.58)
                           ----       -----
 Total From Investment
            Operations     1.59       (0.58)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)         --
 Distributions from
  Realized Gains......    (0.26)         --
 ----                     -----
   Total Dividends and
         Distributions    (0.28)         --
 ----                     -----
Net Asset Value, End
 of Period............   $11.22       $9.91
                         ======       =====
Total Return /(a)/ ...    16.18%/(c)/ (5.17)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $13,637      $3,090
 Ratio of Expenses to
  Average Net Assets..     1.60%/(d)/  1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.01%/(d)/  0.04%/(d)/
 Portfolio Turnover
  Rate................    198.7%/(d)/ 122.3%/(d)/

                          2002/(B)/   2001/(F)/
                          ----        ----
MIDCAP VALUE FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $9.96      $10.49
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.05        0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.59       (0.60)
                           ----       -----
 Total From Investment
            Operations     1.64       (0.53)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.11)         --
 Distributions from
  Realized Gains......    (0.26)         --
 ----                     -----
   Total Dividends and
         Distributions    (0.37)         --
 ----                     -----
Net Asset Value, End
 of Period............   $11.23       $9.96
                         ======       =====
Total Return..........    16.79%/(c)/ (4.69)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $11          $9
 Ratio of Expenses to
  Average Net Assets..     0.65%/(d)/  0.65%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.00%/(d)/  0.99%/(d)/
 Portfolio Turnover
  Rate................    198.7%/(d)/ 122.3%/(d)/

                          2002/(B)/   2001/(E)/
                          ----        ----
MIDCAP VALUE FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.00      $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.04        0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.59       (0.27)
                           ----       -----
 Total From Investment
            Operations     1.63       (0.16)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)      (0.02)
 Distributions from
  Realized Gains......    (0.26)         --
 ----                     -----
   Total Dividends and
         Distributions    (0.35)      (0.02)
                          -----       -----
Net Asset Value, End
 of Period............   $11.28      $10.00
                         ======      ======
Total Return..........    16.52%/(c)/ (1.23)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,410      $1,250
 Ratio of Expenses to
  Average Net Assets..     0.91%/(d)/  0.91%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.74%/(d)/  0.82%/(d)/
 Portfolio Turnover
  Rate................    198.7%/(d)/ 122.3%/(d)/

                          2002/(B)/   2001/(E)/
                          ----        ----
MIDCAP VALUE FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $9.98      $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.03        0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.59       (0.24)
                           ----       -----
 Total From Investment
            Operations     1.62       (0.18)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)      (0.02)
 Distributions from
  Realized Gains......    (0.26)         --
 ----                     -----
   Total Dividends and
         Distributions    (0.33)      (0.02)
                          -----       -----
Net Asset Value, End
 of Period............   $11.27       $9.98
                         ======       =====
Total Return..........    16.52%/(c)/ (1.43)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,408      $1,248
 Ratio of Expenses to
  Average Net Assets..     1.03%/(d)/  1.03%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.62%/(d)/  0.66%/(d)/
 Portfolio Turnover
  Rate................    198.7%/(d)/ 122.3%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.17 per share from November 29, 2000 through December 5, 2000.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.05 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002/(B)/   2001/(E)/
                          ----        ----
MONEY MARKET FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $1.000      $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.006       0.035
                          -----       -----
 Total From Investment
            Operations    0.006       0.035
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.006)     (0.035)
                         ------      ------
   Total Dividends and
         Distributions   (0.006)     (0.035)
                         ------      ------
Net Asset Value, End
 of Period............   $1.000      $1.000
                         ======      ======
Total Return..........     0.60%/(c)/  3.59%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $100        $100
 Ratio of Expenses to
  Average Net Assets..     0.97%/(d)/  0.97%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.21%/(d)/  3.92%/(d)/

                          2002/(B)/   2001/(E)/
                          ----        ----
MONEY MARKET FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $1.000      $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.005       0.034
                          -----       -----
 Total From Investment
            Operations    0.005       0.034
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.005)     (0.034)
                         ------      ------
   Total Dividends and
         Distributions   (0.005)     (0.034)
                         ------      ------
Net Asset Value, End
 of Period............   $1.000      $1.000
                         ======      ======
Total Return..........     0.51%/(c)/  3.44%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $515        $667
 Ratio of Expenses to
  Average Net Assets..     1.15%/(d)/  1.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.04%/(d)/  3.14%/(d)/

                          2002/(B)/   2001/(F)/
                          ----        ----
MONEY MARKET FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $1.000      $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.004       0.021
                          -----       -----
 Total From Investment
            Operations    0.004       0.021
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.004)     (0.021)
                         ------      ------
   Total Dividends and
         Distributions   (0.004)     (0.021)
                         ------      ------
Net Asset Value, End
 of Period............   $1.000      $1.000
                         ======      ======
Total Return /(a)/ ...     0.41%/(c)/  2.12%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $20,652      $7,269
 Ratio of Expenses to
  Average Net Assets..     1.35%/(d)/  1.31%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.76%/(d)/  2.48%/(d)/

                          2002/(B)/   2001/(F)/
                          ----        ----
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $1.000      $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.009       0.027
                          -----       -----
 Total From Investment
            Operations    0.009       0.027
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.009)     (0.027)
                         ------      ------
   Total Dividends and
         Distributions   (0.009)     (0.027)
                         ------      ------
Net Asset Value, End
 of Period............   $1.000      $1.000
                         ======      ======
Total Return..........     0.89%/(c)/  2.71%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $560        $186
 Ratio of Expenses to
  Average Net Assets..     0.40%/(d)/  0.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.71%/(d)/  3.39%/(d)/

                          2002/(B)/   2001/(E)/
                          ----        ----
MONEY MARKET FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $1.000      $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.007       0.038
                          -----       -----
 Total From Investment
            Operations    0.007       0.038
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.007)     (0.038)
                         ------      ------
   Total Dividends and
         Distributions   (0.007)     (0.038)
                         ------      ------
Net Asset Value, End
 of Period............   $1.000      $1.000
                         ======      ======
Total Return..........     0.76%/(c)/  3.90%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,044      $4,700
 Ratio of Expenses to
  Average Net Assets..     0.66%/(d)/  0.66%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.52%/(d)/  4.23%/(d)/

                          2002/(B)/   2001/(E)/
                          ----        ----
MONEY MARKET FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $1.000      $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.007       0.037
                          -----       -----
 Total From Investment
            Operations    0.007       0.037
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.007)     (0.037)
                         ------      ------
   Total Dividends and
         Distributions   (0.007)     (0.037)
                         ------      ------
Net Asset Value, End
 of Period............   $1.000      $1.000
                         ======      ======
Total Return..........     0.70%/(c)/  3.78%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $100        $100
 Ratio of Expenses to
  Average Net Assets..     0.78%/(d)/  0.78%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.40%/(d)/  4.11%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares recognized $.001 of net investment income per share, all of which was distributed, during the period November 28, 2000 through December 5, 2000.
/(f) /Period from March 1, 2001, date operations commenced, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2002/(B)/      2001/(E)/
                         ----           ----
PACIFIC BASIN FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $6.84         $10.20
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)         (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.56          (3.31)
                          ----          -----
 Total From Investment
            Operations    0.54          (3.36)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.14)            --
 ----                    -----
   Total Dividends and
         Distributions   (0.14)            --
 ----                    -----
Net Asset Value, End
 of Period............   $7.24          $6.84
                         =====          =====
Total Return..........    8.12%/(c)/   (34.04)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $905           $856
 Ratio of Expenses to
  Average Net Assets..    1.57%/(d)/     1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.66)%/(d)/   (0.52)%/(d)/
 Portfolio Turnover
  Rate................    81.5%/(d)/     61.5%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
PACIFIC BASIN FUND
------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $6.83         $10.20
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.03)         (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.56          (3.31)
                          ----          -----
 Total From Investment
            Operations    0.53          (3.37)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.13)            --
 ----                    -----
   Total Dividends and
         Distributions   (0.13)            --
 ----                    -----
Net Asset Value, End
 of Period............   $7.23          $6.83
                         =====          =====
Total Return..........    7.94%/(c)/   (34.14)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $905           $855
 Ratio of Expenses to
  Average Net Assets..    1.75%/(d)/     1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.84)%/(d)/   (0.70)%/(d)/
 Portfolio Turnover
  Rate................    81.5%/(d)/     61.5%/(d)/

                         2002/(B)/      2001/(F)/
                         ----           ----
PACIFIC BASIN FUND
------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $6.79          $8.79
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      --          (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.52          (1.96)
                          ----          -----
 Total From Investment
            Operations    0.52          (2.00)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.11)            --
 ----                    -----
   Total Dividends and
         Distributions   (0.11)            --
 ----                    -----
Net Asset Value, End
 of Period............   $7.20          $6.79
                         =====          =====
Total Return /(a)/ ...    7.87%/(c)/   (22.04)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $212           $137
 Ratio of Expenses to
  Average Net Assets..    2.00%/(d)/     1.93%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.01)%/(d)/   (0.92)%/(d)/
 Portfolio Turnover
  Rate................    81.5%/(d)/     61.5%/(d)/

                         2002/(B)/      2001/(F)/
                         ----           ----
PACIFIC BASIN FUND
------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $6.83          $8.80
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      --          (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.55          (1.96)
                          ----          -----
 Total From Investment
            Operations    0.55          (1.97)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.18)            --
 ----                    -----
   Total Dividends and
         Distributions   (0.18)            --
 ----                    -----
Net Asset Value, End
 of Period............   $7.20          $6.83
                         =====          =====
Total Return..........    8.32%/(c)/   (21.67)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $8             $8
 Ratio of Expenses to
  Average Net Assets..    1.00%/(d)/     1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.09)%/(d)/    0.07%/(d)/
 Portfolio Turnover
  Rate................    81.5%/(d)/     61.5%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
PACIFIC BASIN FUND
------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $6.85         $10.20
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)         (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.56          (3.33)
                          ----          -----
 Total From Investment
            Operations    0.55          (3.35)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.16)            --
 ----                    -----
   Total Dividends and
         Distributions   (0.16)            --
 ----                    -----
Net Asset Value, End
 of Period............   $7.24          $6.85
                         =====          =====
Total Return..........    8.30%/(c)/   (33.94)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $898           $850
 Ratio of Expenses to
  Average Net Assets..    1.26%/(d)/     1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.35)%/(d)/   (0.47)%/(d)/
 Portfolio Turnover
  Rate................    81.5%/(d)/     61.5%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
PACIFIC BASIN FUND
------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $6.85         $10.20
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)         (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.56          (3.32)
                          ----          -----
 Total From Investment
            Operations    0.54          (3.35)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.15)            --
 ----                    -----
   Total Dividends and
         Distributions   (0.15)            --
 ----                    -----
Net Asset Value, End
 of Period............   $7.24          $6.85
                         =====          =====
Total Return..........    8.17%/(c)/   (33.94)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $906           $856
 Ratio of Expenses to
  Average Net Assets..    1.38%/(d)/     1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.47)%/(d)/   (0.33)%/(d)/
 Portfolio Turnover
  Rate................    81.5%/(d)/     61.5%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each incurred an unrealized gain of $.18 per share from November 30, 2000 through December 5, 2000.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares incurred an unrealized loss of $.11 and $.12 per share, respectively, from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002/(B)/     2001/(E)/
                          ----          ----
PARTNERS LARGECAP BLEND FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $9.07        $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.03          0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.43         (1.36)
                           ----         -----
 Total From Investment
            Operations     0.46         (1.31)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)        (0.02)
                          -----         -----
   Total Dividends and
         Distributions    (0.02)        (0.02)
                          -----         -----
Net Asset Value, End
 of Period............    $9.51         $9.07
                          =====         =====
Total Return..........     5.02%/(c)/  (11.96)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $951          $907
 Ratio of Expenses to
  Average Net Assets..     1.32%/(d)/    1.32%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.53%/(d)/    0.52%/(d)/
 Portfolio Turnover
  Rate................     79.5%/(d)/    59.4%/(d)/

                          2002/(B)/     2001/(E)/
                          ----          ----
PARTNERS LARGECAP BLEND FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $9.04        $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.02          0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.42         (1.38)
                           ----         -----
 Total From Investment
            Operations     0.44         (1.34)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         (0.02)
  ----                                  -----
   Total Dividends and
         Distributions       --         (0.02)
  ----                                  -----
Net Asset Value, End
 of Period............    $9.48         $9.04
                          =====         =====
Total Return..........     4.87%/(c)/  (12.16)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $979          $924
 Ratio of Expenses to
  Average Net Assets..     1.50%/(d)/    1.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.34%/(d)/    0.34%/(d)/
 Portfolio Turnover
  Rate................     79.5%/(d)/    59.4%/(d)/

                          2002/(B)/     2001/(F)/
                          ----          ----
PARTNERS LARGECAP BLEND FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.99        $10.15
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.03            --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.39         (1.16)
                           ----         -----
 Total From Investment
            Operations     0.42         (1.16)
                           ----         -----
Net Asset Value, End
 of Period............    $9.41         $8.99
                          =====         =====
Total Return /(a)/ ...     4.67%/(c)/  (11.25)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,781          $559
 Ratio of Expenses to
  Average Net Assets..     1.70%/(d)/    1.67%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.06)%/(d)/   0.10%/(d)/
 Portfolio Turnover
  Rate................     79.5%/(d)/    59.4%/(d)/

                          2002/(B)/     2001/(E)/
                          ----          ----
PARTNERS LARGECAP BLEND FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $9.11        $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.04          0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.44         (1.34)
                           ----         -----
 Total From Investment
            Operations     0.48         (1.27)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)        (0.02)
                          -----         -----
   Total Dividends and
         Distributions    (0.07)        (0.02)
                          -----         -----
Net Asset Value, End
 of Period............    $9.52         $9.11
                          =====         =====
Total Return..........     5.27%/(c)/  (11.57)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $41,405       $15,058
 Ratio of Expenses to
  Average Net Assets..     0.75%/(d)/    0.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.99%/(d)/    1.15%/(d)/
 Portfolio Turnover
  Rate................     79.5%/(d)/    59.4%/(d)/

                          2002/(B)/     2001/(E)/
                          ----          ----
PARTNERS LARGECAP BLEND FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $9.08        $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01          0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.45         (1.37)
                           ----         -----
 Total From Investment
            Operations     0.46         (1.30)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)        (0.02)
                          -----         -----
   Total Dividends and
         Distributions    (0.04)        (0.02)
                          -----         -----
Net Asset Value, End
 of Period............    $9.50         $9.08
                          =====         =====
Total Return..........     5.12%/(c)/  (11.86)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,202          $909
 Ratio of Expenses to
  Average Net Assets..     1.01%/(d)/    1.01%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.58%/(d)/    0.83%/(d)/
 Portfolio Turnover
  Rate................     79.5%/(d)/    59.4%/(d)/

                          2002/(B)/     2001/(E)/
                          ----          ----
PARTNERS LARGECAP BLEND FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $9.08        $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.03          0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.42         (1.36)
                           ----         -----
 Total From Investment
            Operations     0.45         (1.30)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)        (0.02)
                          -----         -----
   Total Dividends and
         Distributions    (0.03)        (0.02)
                          -----         -----
Net Asset Value, End
 of Period............    $9.50         $9.08
                          =====         =====
Total Return..........     4.99%/(c)/  (11.86)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $951          $908
 Ratio of Expenses to
  Average Net Assets..     1.13%/(d)/    1.13%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.72%/(d)/    0.71%/(d)/
 Portfolio Turnover
  Rate................     79.5%/(d)/    59.4%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares each incurred an unrealized gain of $.40 per share from November 29, 2000 through December 5, 2000.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.13 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2002/(B)/     2001/(E)/
                           ----          ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $7.45        $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.02)        (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.17)        (2.81)
                           -----         -----
 Total From Investment
            Operations     (0.19)        (2.84)
                           -----         -----
Net Asset Value, End
 of Period............     $7.26         $7.45
                           =====         =====
Total Return..........     (2.55)%/(c)/ (26.06)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $727          $745
 Ratio of Expenses to
  Average Net Assets..      1.32%/(d)/    1.32%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.49)%/(d)/  (0.48)%/(d)/
 Portfolio Turnover
  Rate................      98.2%/(d)/   104.8%/(d)/

                           2002/(B)/     2001/(E)/
                           ----          ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $7.43        $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.02)        (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.17)        (2.82)
                           -----         -----
 Total From Investment
            Operations     (0.19)        (2.86)
                           -----         -----
Net Asset Value, End
 of Period............     $7.24         $7.43
                           =====         =====
Total Return..........     (2.56)%/(c)/ (26.26)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $809          $811
 Ratio of Expenses to
  Average Net Assets..      1.50%/(d)/    1.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.67)%/(d)/  (0.66)%/(d)/
 Portfolio Turnover
  Rate................      98.2%/(d)/   104.8%/(d)/

                           2002/(B)/     2001/(F)/
                           ----          ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $7.31         $8.58
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.01)        (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.19)        (1.25)
                           -----         -----
 Total From Investment
            Operations     (0.20)        (1.27)
                           -----         -----
Net Asset Value, End
 of Period............     $7.11         $7.31
                           =====         =====
Total Return /(a)/ ...     (2.74)%/(c)/ (15.00)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $3,382        $1,050
 Ratio of Expenses to
  Average Net Assets..      1.70%/(d)/    1.68%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.89)%/(d)/  (0.84)%/(d)/
 Portfolio Turnover
  Rate................      98.2%/(d)/   104.8%/(d)/

                           2002/(B)/     2001/(E)/
                           ----          ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $7.50        $10.30
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.01)           --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.15)        (2.80)
                           -----         -----
 Total From Investment
            Operations     (0.16)        (2.80)
                           -----         -----
Net Asset Value, End
 of Period............     $7.34         $7.50
                           =====         =====
Total Return..........     (2.13)%/(c)/ (25.63)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $193,122       $11,239
 Ratio of Expenses to
  Average Net Assets..      0.75%/(d)/    0.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.06)%/(d)/  (0.01)%/(d)/
 Portfolio Turnover
  Rate................      98.2%/(d)/   104.8%/(d)/

                           2002/(B)/     2001/(E)/
                           ----          ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $7.47        $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....        --         (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.17)        (2.81)
                           -----         -----
 Total From Investment
            Operations     (0.17)        (2.82)
                           -----         -----
Net Asset Value, End
 of Period............     $7.30         $7.47
                           =====         =====
Total Return..........     (2.28)%/(c)/ (25.93)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $2,398          $747
 Ratio of Expenses to
  Average Net Assets..      1.01%/(d)/    1.01%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.25)%/(d)/  (0.17)%/(d)/
 Portfolio Turnover
  Rate................      98.2%/(d)/   104.8%/(d)/

                           2002/(B)/     2001/(E)/
                           ----          ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $7.46        $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.01)        (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.17)        (2.81)
                           -----         -----
 Total From Investment
            Operations     (0.18)        (2.83)
                           -----         -----
Net Asset Value, End
 of Period............     $7.28         $7.46
                           =====         =====
Total Return..........     (2.41)%/(c)/ (25.96)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $729          $746
 Ratio of Expenses to
  Average Net Assets..      1.13%/(d)/    1.13%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.30)%/(d)/  (0.29)%/(d)/
 Portfolio Turnover
  Rate................      98.2%/(d)/   104.8%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares incurred an unrealized gain of $.29, $.29, $.30, $.29 and $.29 per share, respectively, from November 28, 2000 through December 5, 2000.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.09 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2002/(B)/      2001/(E)/
                         ----           ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $7.41         $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.03)         (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.10          (3.21)
                          ----          -----
 Total From Investment
            Operations    0.07          (3.26)
                          ----          -----
Net Asset Value, End
 of Period............   $7.48          $7.41
                         =====          =====
Total Return..........    0.94%/(c)/   (29.46)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $749           $741
 Ratio of Expenses to
  Average Net Assets..    1.57%/(d)/     1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.67)%/(d)/   (0.75)%/(d)/
 Portfolio Turnover
  Rate................   183.3%/(d)/    153.6%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $7.39         $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.03)         (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.10          (3.22)
                          ----          -----
 Total From Investment
            Operations    0.07          (3.28)
                          ----          -----
Net Asset Value, End
 of Period............   $7.46          $7.39
                         =====          =====
Total Return..........    0.95%/(c)/   (29.65)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $747           $741
 Ratio of Expenses to
  Average Net Assets..    1.75%/(d)/     1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.85)%/(d)/   (0.93)%/(d)/
 Portfolio Turnover
  Rate................   183.3%/(d)/    153.6%/(d)/

                         2002/(B)/      2001/(F)/
                         ----           ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $7.27          $8.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.18)         (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.24          (1.08)
                          ----          -----
 Total From Investment
            Operations    0.06          (1.10)
                          ----          -----
Net Asset Value, End
 of Period............   $7.33          $7.27
                         =====          =====
Total Return /(a)/ ...    0.83%/(c)/   (13.76)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,349           $688
 Ratio of Expenses to
  Average Net Assets..    1.95%/(d)/     1.93%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.06)%/(d)/   (1.15)%/(d)/
 Portfolio Turnover
  Rate................   183.3%/(d)/    153.6%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $7.44         $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)         (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.10          (3.21)
                          ----          -----
 Total From Investment
            Operations    0.09          (3.23)
                          ----          -----
Net Asset Value, End
 of Period............   $7.53          $7.44
                         =====          =====
Total Return..........    1.21%/(c)/   (29.18)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,254         $3,193
 Ratio of Expenses to
  Average Net Assets..    1.00%/(d)/     1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.10)%/(d)/   (0.23)%/(d)/
 Portfolio Turnover
  Rate................   183.3%/(d)/    153.6%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $7.42         $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)         (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.10          (3.22)
                          ----          -----
 Total From Investment
            Operations    0.09          (3.25)
                          ----          -----
Net Asset Value, End
 of Period............   $7.51          $7.42
                         =====          =====
Total Return..........    1.21%/(c)/   (29.37)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $752           $743
 Ratio of Expenses to
  Average Net Assets..    1.26%/(d)/     1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.36)%/(d)/   (0.44)%/(d)/
 Portfolio Turnover
  Rate................   183.3%/(d)/    153.6%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $7.42         $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)         (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.10          (3.21)
                          ----          -----
 Total From Investment
            Operations    0.08          (3.25)
                          ----          -----
Net Asset Value, End
 of Period............   $7.50          $7.42
                         =====          =====
Total Return..........    1.08%/(c)/   (29.37)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $750           $742
 Ratio of Expenses to
  Average Net Assets..    1.38%/(d)/     1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.48)%/(d)/   (0.56)%/(d)/
 Portfolio Turnover
  Rate................   183.3%/(d)/    153.6%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional and Preferred classes of shares each recognized $.01 of net investment income per share from November 30, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares incurred an unrealized gain of $.67, $.67, $.66, $.66 and $.67 per share, respectively, during the initial interim period.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2002/(B)/    2001/(E)/
                           ----         ----
PARTNERS LARGECAP VALUE FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.41       $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.05         0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.90        (0.05)
                            ----        -----
 Total From Investment
            Operations      0.95         0.04
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --        (0.03)
 Distributions from
  Realized Gains......     (0.04)          --
  ----                     -----
   Total Dividends and
         Distributions     (0.04)       (0.03)
                           -----        -----
Net Asset Value, End
 of Period............    $11.32       $10.41
                          ======       ======
Total Return..........      9.14%/(c)/   1.92%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,134       $1,043
 Ratio of Expenses to
  Average Net Assets..      1.37%/(d)/   1.37%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.87%/(d)/   1.03%/(d)/
 Portfolio Turnover
  Rate................       6.0%/(d)/   19.5%/(d)/

                           2002/(B)/    2001/(E)/
                           ----         ----
PARTNERS LARGECAP VALUE FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $10.40       $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.04         0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.90        (0.05)
                            ----        -----
 Total From Investment
            Operations      0.94         0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --        (0.03)
 Distributions from
  Realized Gains......     (0.04)          --
  ----                     -----
   Total Dividends and
         Distributions     (0.04)       (0.03)
                           -----        -----
Net Asset Value, End
 of Period............    $11.30       $10.40
                          ======       ======
Total Return..........      9.05%/(c)/   1.82%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,132       $1,041
 Ratio of Expenses to
  Average Net Assets..      1.55%/(d)/   1.55%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.69%/(d)/   0.85%/(d)/
 Portfolio Turnover
  Rate................       6.0%/(d)/   19.5%/(d)/

                           2002/(B)/    2001/(F)/
                           ----         ----
PARTNERS LARGECAP VALUE FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $10.42       $10.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.01)        0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.94        (0.41)
                            ----        -----
 Total From Investment
            Operations      0.93        (0.40)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.04)          --
  ----                     -----
   Total Dividends and
         Distributions     (0.04)          --
  ----                     -----
Net Asset Value, End
 of Period............    $11.31       $10.42
                          ======       ======
Total Return /(a)/ ...      8.94%/(c)/  (3.43)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $3,421         $708
 Ratio of Expenses to
  Average Net Assets..      1.75%/(d)/   1.72%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.32%/(d)/   0.52%/(d)/
 Portfolio Turnover
  Rate................       6.0%/(d)/   19.5%/(d)/

                           2002/(B)/    2001/(E)/
                           ----         ----
PARTNERS LARGECAP VALUE FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.45       $10.41
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.04         0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.94         0.03
                            ----         ----
 Total From Investment
            Operations      0.98         0.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.06)       (0.03)
 Distributions from
  Realized Gains......     (0.04)          --
  ----                     -----
   Total Dividends and
         Distributions     (0.10)       (0.03)
                           -----        -----
Net Asset Value, End
 of Period............    $11.33       $10.45
                          ======       ======
Total Return..........      9.42%/(c)/   2.21%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $340,126      $23,921
 Ratio of Expenses to
  Average Net Assets..      0.80%/(d)/   0.80%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.92%/(d)/   1.33%/(d)/
 Portfolio Turnover
  Rate................       6.0%/(d)/   19.5%/(d)/

                           2002/(B)/    2001/(E)/
                           ----         ----
PARTNERS LARGECAP VALUE FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $10.44       $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.02         0.12
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.95        (0.05)
                            ----        -----
 Total From Investment
            Operations      0.97         0.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)       (0.03)
 Distributions from
  Realized Gains......     (0.04)          --
  ----                     -----
   Total Dividends and
         Distributions     (0.07)       (0.03)
                           -----        -----
Net Asset Value, End
 of Period............    $11.34       $10.44
                          ======       ======
Total Return..........      9.33%/(c)/   2.12%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,772       $1,045
 Ratio of Expenses to
  Average Net Assets..      1.06%/(d)/   1.06%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.69%/(d)/   1.34%/(d)/
 Portfolio Turnover
  Rate................       6.0%/(d)/   19.5%/(d)/

                           2002/(B)/    2001/(E)/
                           ----         ----
PARTNERS LARGECAP VALUE FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $10.43       $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.06         0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.91        (0.05)
                            ----        -----
 Total From Investment
            Operations      0.97         0.06
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)       (0.03)
 Distributions from
  Realized Gains......     (0.04)          --
  ----                     -----
   Total Dividends and
         Distributions     (0.06)       (0.03)
                           -----        -----
Net Asset Value, End
 of Period............    $11.34       $10.43
                          ======       ======
Total Return..........      9.31%/(c)/   2.12%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,135       $1,044
 Ratio of Expenses to
  Average Net Assets..      1.18%/(d)/   1.18%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.06%/(d)/   1.22%/(d)/
 Portfolio Turnover
  Rate................       6.0%/(d)/   19.5%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.39, $.39, $.40, $.39 and $.39 per share, respectively, from November 27, 2000 through December 5, 2000.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized loss of $.09 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2002/(B)/      2001/(E)/
                         ----           ----
PARTNERS MIDCAP BLEND FUND
--------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $8.71         $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.04)         (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.88          (1.25)
                          ----          -----
 Total From Investment
            Operations    0.84          (1.29)
                          ----          -----
Net Asset Value, End
 of Period............   $9.55          $8.71
                         =====          =====
Total Return..........    9.64%/(c)/   (12.90)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $797           $727
 Ratio of Expenses to
  Average Net Assets..    1.57%/(d)/     1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.60)%/(d)/   (0.66)%/(d)/
 Portfolio Turnover
  Rate................   147.8%/(d)/    176.3%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
PARTNERS MIDCAP BLEND FUND
--------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $8.70         $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.05)         (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.88          (1.24)
                          ----          -----
 Total From Investment
            Operations    0.83          (1.30)
                          ----          -----
Net Asset Value, End
 of Period............   $9.53          $8.70
                         =====          =====
Total Return..........    9.54%/(c)/   (13.00)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $796           $726
 Ratio of Expenses to
  Average Net Assets..    1.75%/(d)/     1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.69)%/(d)/   (0.84)%/(d)/
 Portfolio Turnover
  Rate................   147.8%/(d)/    176.3%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
PARTNERS MIDCAP BLEND FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $8.70         $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)         (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.84          (1.25)
                          ----          -----
 Total From Investment
            Operations    0.82          (1.30)
                          ----          -----
Net Asset Value, End
 of Period............   $9.52          $8.70
                         =====          =====
Total Return /(a)/ ...    9.43%/(c)/   (13.00)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,687         $1,251
 Ratio of Expenses to
  Average Net Assets..    1.95%/(d)/     1.80%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.27)%/(d)/   (0.93)%/(d)/
 Portfolio Turnover
  Rate................   147.8%/(d)/    176.3%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
PARTNERS MIDCAP BLEND FUND
--------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $8.74         $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      --          (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.90          (1.25)
                          ----          -----
 Total From Investment
            Operations    0.90          (1.26)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)            --
 ----                    -----
   Total Dividends and
         Distributions   (0.03)            --
 ----                    -----
Net Asset Value, End
 of Period............   $9.61          $8.74
                         =====          =====
Total Return..........    9.95%/(c)/   (12.60)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,928         $2,121
 Ratio of Expenses to
  Average Net Assets..    1.00%/(d)/     1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.10)%/(d)/   (0.14)%/(d)/
 Portfolio Turnover
  Rate................   147.8%/(d)/    176.3%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
PARTNERS MIDCAP BLEND FUND
--------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $8.73         $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)         (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.87          (1.25)
                          ----          -----
 Total From Investment
            Operations    0.85          (1.27)
                          ----          -----
Net Asset Value, End
 of Period............   $9.58          $8.73
                         =====          =====
Total Return..........    9.74%/(c)/   (12.70)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $823           $729
 Ratio of Expenses to
  Average Net Assets..    1.26%/(d)/     1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.37)%/(d)/   (0.35)%/(d)/
 Portfolio Turnover
  Rate................   147.8%/(d)/    176.3%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
PARTNERS MIDCAP BLEND FUND
--------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $8.72         $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.03)         (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.88          (1.25)
                          ----          -----
 Total From Investment
            Operations    0.85          (1.28)
                          ----          -----
Net Asset Value, End
 of Period............   $9.57          $8.72
                         =====          =====
Total Return..........    9.75%/(c)/   (12.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $799           $729
 Ratio of Expenses to
  Average Net Assets..    1.38%/(d)/     1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.46)%/(d)/   (0.47)%/(d)/
 Portfolio Turnover
  Rate................   147.8%/(d)/    176.3%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         2002/(B)/      2001/(E)/
                         ----           ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $6.51         $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.05)            --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.39          (4.58)
                          ----          -----
 Total From Investment
            Operations    0.34          (4.58)
                          ----          -----
Net Asset Value, End
 of Period............   $6.85          $6.51
                         =====          =====
Total Return..........    5.22%/(c)/   (40.49)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $858           $815
 Ratio of Expenses to
  Average Net Assets..    1.57%/(d)/     1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.40)%/(d)/   (1.33)%/(d)/
 Portfolio Turnover
  Rate................   216.4%/(d)/    347.3%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $6.50         $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.06)         (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.39          (4.58)
                          ----          -----
 Total From Investment
            Operations    0.33          (4.59)
                          ----          -----
Net Asset Value, End
 of Period............   $6.83          $6.50
                         =====          =====
Total Return..........    5.08%/(c)/   (40.53)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $856           $814
 Ratio of Expenses to
  Average Net Assets..    1.75%/(d)/     1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.58)%/(d)/   (1.51)%/(d)/
 Portfolio Turnover
  Rate................   216.4%/(d)/    347.3%/(d)/

                         2002/(B)/      2001/(F)/
                         ----           ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $6.28          $8.27
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.06)          0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.37          (2.03)
                          ----          -----
 Total From Investment
            Operations    0.31          (1.99)
                          ----          -----
Net Asset Value, End
 of Period............   $6.59          $6.28
                         =====          =====
Total Return /(a)/ ...    4.94%/(c)/   (24.43)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,390           $663
 Ratio of Expenses to
  Average Net Assets..    1.95%/(d)/     1.90%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.80)%/(d)/   (1.66)%/(d)/
 Portfolio Turnover
  Rate................   216.4%/(d)/    347.3%/(d)/

                         2002/(B)/      2001/(F)/
                         ----           ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $6.31          $8.27
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.03)          0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.38          (2.00)
                          ----          -----
 Total From Investment
            Operations    0.35          (1.96)
                          ----          -----
Net Asset Value, End
 of Period............   $6.66          $6.31
                         =====          =====
Total Return..........    5.55%/(c)/   (24.07)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $8             $7
 Ratio of Expenses to
  Average Net Assets..    1.00%/(d)/     1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.82)%/(d)/   (0.77)%/(d)/
 Portfolio Turnover
  Rate................   216.4%/(d)/    347.3%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $6.52         $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.04)         (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.40          (4.52)
                          ----          -----
 Total From Investment
            Operations    0.36          (4.57)
                          ----          -----
Net Asset Value, End
 of Period............   $6.88          $6.52
                         =====          =====
Total Return..........    5.52%/(c)/   (40.40)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $859           $815
 Ratio of Expenses to
  Average Net Assets..    1.26%/(d)/     1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.09)%/(d)/   (1.00)%/(d)/
 Portfolio Turnover
  Rate................   216.4%/(d)/    347.3%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $6.52         $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.04)          0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.39          (4.58)
                          ----          -----
 Total From Investment
            Operations    0.35          (4.57)
                          ----          -----
Net Asset Value, End
 of Period............   $6.87          $6.52
                         =====          =====
Total Return..........    5.37%/(c)/   (40.40)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $859           $816
 Ratio of Expenses to
  Average Net Assets..    1.38%/(d)/     1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.21)%/(d)/   (1.14)%/(d)/
 Portfolio Turnover
  Rate................   216.4%/(d)/    347.3%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. The Preferred class recognized $.01 of net investment income per share from November 29, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares incurred an unrealized gain of $1.09, $1.09, $1.08 and $1.09 per share, respectively, during the initial interim period.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.24 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002/(B)/    2001/(E)/
                          ----         ----
PARTNERS MIDCAP VALUE FUND
--------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $9.38       $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.02)          --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.64        (0.75)
                           ----        -----
 Total From Investment
            Operations     1.62        (0.75)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        (0.01)
  ----                                 -----
   Total Dividends and
         Distributions       --        (0.01)
  ----                                 -----
Net Asset Value, End
 of Period............   $11.00        $9.38
                         ======        =====
Total Return..........    17.27%/(c)/  (6.77)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,102         $940
 Ratio of Expenses to
  Average Net Assets..     1.57%/(d)/   1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.31)%/(d)/ (0.12)%/(d)/
 Portfolio Turnover
  Rate................    125.4%/(d)/  224.9%/(d)/

                          2002/(B)/    2001/(E)/
                          ----         ----
PARTNERS MIDCAP VALUE FUND
--------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $9.37       $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.02)       (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.62        (0.75)
                           ----        -----
 Total From Investment
            Operations     1.60        (0.76)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        (0.01)
  ----                                 -----
   Total Dividends and
         Distributions       --        (0.01)
  ----                                 -----
Net Asset Value, End
 of Period............   $10.97        $9.37
                         ======        =====
Total Return..........    17.08%/(c)/  (6.87)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,214         $989
 Ratio of Expenses to
  Average Net Assets..     1.75%/(d)/   1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.49)%/(d)/ (0.30)%/(d)/
 Portfolio Turnover
  Rate................    125.4%/(d)/  224.9%/(d)/

                          2002/(B)/    2001/(F)/
                          ----         ----
PARTNERS MIDCAP VALUE FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.35       $10.20
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.02)       (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.61        (0.83)
                           ----        -----
 Total From Investment
            Operations     1.59        (0.85)
                           ----        -----
Net Asset Value, End
 of Period............   $10.94        $9.35
                         ======        =====
Total Return /(a)/ ...    17.01%/(c)/  (8.15)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,027         $891
 Ratio of Expenses to
  Average Net Assets..     1.95%/(d)/   1.92%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.82)%/(d)/ (0.48)%/(d)/
 Portfolio Turnover
  Rate................    125.4%/(d)/  224.9%/(d)/

                          2002/(B)/    2001/(E)/
                          ----         ----
PARTNERS MIDCAP VALUE FUND
--------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $9.43       $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --         0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.65        (0.73)
                           ----        -----
 Total From Investment
            Operations     1.65        (0.70)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)       (0.01)
                          -----        -----
   Total Dividends and
         Distributions    (0.03)       (0.01)
                          -----        -----
Net Asset Value, End
 of Period............   $11.05        $9.43
                         ======        =====
Total Return..........    17.51%/(c)/  (6.28)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,522       $2,956
 Ratio of Expenses to
  Average Net Assets..     1.00%/(d)/   1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.12%/(d)/   0.44%/(d)/
 Portfolio Turnover
  Rate................    125.4%/(d)/  224.9%/(d)/

                          2002/(B)/    2001/(E)/
                          ----         ----
PARTNERS MIDCAP VALUE FUND
--------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $9.41       $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --         0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.63        (0.74)
                           ----        -----
 Total From Investment
            Operations     1.63        (0.72)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        (0.01)
  ----                                 -----
   Total Dividends and
         Distributions       --        (0.01)
  ----                                 -----
Net Asset Value, End
 of Period............   $11.04        $9.41
                         ======        =====
Total Return..........    17.34%/(c)/  (6.48)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,105         $942
 Ratio of Expenses to
  Average Net Assets..     1.26%/(d)/   1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.00%/(d)/   0.19%/(d)/
 Portfolio Turnover
  Rate................    125.4%/(d)/  224.9%/(d)/

                          2002/(B)/    2001/(E)/
                          ----         ----
PARTNERS MIDCAP VALUE FUND
--------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $9.40       $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.01)        0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.64        (0.74)
                           ----        -----
 Total From Investment
            Operations     1.63        (0.73)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        (0.01)
  ----                                 -----
   Total Dividends and
         Distributions       --        (0.01)
  ----                                 -----
Net Asset Value, End
 of Period............   $11.03        $9.40
                         ======        =====
Total Return..........    17.34%/(c)/  (6.58)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,104         $941
 Ratio of Expenses to
  Average Net Assets..     1.38%/(d)/   1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.12)%/(d)/  0.07%/(d)/
 Portfolio Turnover
  Rate................    125.4%/(d)/  224.9%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares recognized $.01 of net investment income per share from November 28, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares incurred an unrealized gain of $.14, $.14, $.13, $.14 and $.14 per share, respectively, during the initial interim period.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002/(B)/     2001/(E)/
                          ----          ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.32         $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.06)        (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.31         (2.42)
                           ----         -----
 Total From Investment
            Operations     0.25         (2.50)
                           ----         -----
Net Asset Value, End
 of Period............    $7.57         $7.32
                          =====         =====
Total Return..........     3.42%/(c)/  (23.67)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $758          $734
 Ratio of Expenses to
  Average Net Assets..     1.67%/(d)/    1.67%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.45)%/(d)/  (1.32)%/(d)/
 Portfolio Turnover
  Rate................     94.5%/(d)/   161.1%/(d)/

                          2002/(B)/     2001/(E)/
                          ----          ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $7.31         $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.06)        (0.09)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.30         (2.42)
                           ----         -----
 Total From Investment
            Operations     0.24         (2.51)
                           ----         -----
Net Asset Value, End
 of Period............    $7.55         $7.31
                          =====         =====
Total Return..........     3.28%/(c)/  (23.77)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $757          $733
 Ratio of Expenses to
  Average Net Assets..     1.85%/(d)/    1.85%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.63)%/(d)/  (1.50)%/(d)/
 Portfolio Turnover
  Rate................     94.5%/(d)/   161.1%/(d)/

                          2002/(B)/     2001/(F)/
                          ----          ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.12         $8.28
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.12)        (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.35         (1.11)
                           ----         -----
 Total From Investment
            Operations     0.23         (1.16)
                           ----         -----
Net Asset Value, End
 of Period............    $7.35         $7.12
                          =====         =====
Total Return /(a)/ ...     3.23%/(c)/  (13.70)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $909          $316
 Ratio of Expenses to
  Average Net Assets..     2.05%/(d)/    2.02%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.84)%/(d)/  (1.72)%/(d)/
 Portfolio Turnover
  Rate................     94.5%/(d)/   161.1%/(d)/

                          2002/(B)/     2001/(E)/
                          ----          ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $7.35         $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.12)        (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.38         (2.43)
                           ----         -----
 Total From Investment
            Operations     0.26         (2.47)
                           ----         -----
Net Asset Value, End
 of Period............    $7.61         $7.35
                          =====         =====
Total Return..........     3.54%/(c)/  (23.36)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $64,624        $5,591
 Ratio of Expenses to
  Average Net Assets..     1.10%/(d)/    1.10%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.84)%/(d)/  (0.78)%/(d)/
 Portfolio Turnover
  Rate................     94.5%/(d)/   161.1%/(d)/

                          2002/(B)/     2001/(E)/
                          ----          ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $7.34         $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.05)        (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.31         (2.42)
                           ----         -----
 Total From Investment
            Operations     0.26         (2.48)
                           ----         -----
Net Asset Value, End
 of Period............    $7.60         $7.34
                          =====         =====
Total Return..........     3.54%/(c)/  (23.46)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $778          $735
 Ratio of Expenses to
  Average Net Assets..     1.36%/(d)/    1.36%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.14)%/(d)/  (1.01)%/(d)/
 Portfolio Turnover
  Rate................     94.5%/(d)/   161.1%/(d)/

                          2002/(B)/     2001/(E)/
                          ----          ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $7.34         $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.05)        (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.30         (2.42)
                           ----         -----
 Total From Investment
            Operations     0.25         (2.48)
                           ----         -----
Net Asset Value, End
 of Period............    $7.59         $7.34
                          =====         =====
Total Return..........     3.41%/(c)/  (23.46)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $760          $735
 Ratio of Expenses to
  Average Net Assets..     1.48%/(d)/    1.48%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.26)%/(d)/  (1.13)%/(d)/
 Portfolio Turnover
  Rate................     94.5%/(d)/   161.1%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares each incurred an unrealized loss of $.18 per share from November 28, 2000 through December 5, 2000.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2002/(B)/      2001/(E)/
                         ----           ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $6.25         $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.05)         (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.60          (4.53)
                          ----          -----
 Total From Investment
            Operations    0.55          (4.60)
                          ----          -----
Net Asset Value, End
 of Period............   $6.80          $6.25
                         =====          =====
Total Return..........    8.80%/(c)/   (41.23)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $682           $626
 Ratio of Expenses to
  Average Net Assets..    1.57%/(d)/     1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.31)%/(d)/   (1.19)%/(d)/
 Portfolio Turnover
  Rate................   228.5%/(d)/    159.8%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $6.24         $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.05)         (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.60          (4.53)
                          ----          -----
 Total From Investment
            Operations    0.55          (4.61)
                          ----          -----
Net Asset Value, End
 of Period............   $6.79          $6.24
                         =====          =====
Total Return..........    8.81%/(c)/   (41.32)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $681           $625
 Ratio of Expenses to
  Average Net Assets..    1.75%/(d)/     1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.49)%/(d)/   (1.37)%/(d)/
 Portfolio Turnover
  Rate................   228.5%/(d)/    159.8%/(d)/

                         2002/(B)/      2001/(F)/
                         ----           ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $6.04          $7.75
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)         (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.54          (1.67)
                          ----          -----
 Total From Investment
            Operations    0.53          (1.71)
                          ----          -----
Net Asset Value, End
 of Period............   $6.57          $6.04
                         =====          =====
Total Return /(a)/ ...    8.77%/(c)/   (22.56)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,030           $301
 Ratio of Expenses to
  Average Net Assets..    1.95%/(d)/     1.92%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.63)%/(d)/   (1.60)%/(d)/
 Portfolio Turnover
  Rate................   228.5%/(d)/    159.8%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $6.27         $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)         (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.58          (4.54)
                          ----          -----
 Total From Investment
            Operations    0.57          (4.58)
                          ----          -----
Net Asset Value, End
 of Period............   $6.84          $6.27
                         =====          =====
Total Return..........    9.09%/(c)/   (41.04)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,103         $1,166
 Ratio of Expenses to
  Average Net Assets..    1.00%/(d)/     1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.75)%/(d)/   (0.48)%/(d)/
 Portfolio Turnover
  Rate................   228.5%/(d)/    159.8%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $6.27         $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.03)         (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.60          (4.52)
                          ----          -----
 Total From Investment
            Operations    0.57          (4.58)
                          ----          -----
Net Asset Value, End
 of Period............   $6.84          $6.27
                         =====          =====
Total Return..........    9.09%/(c)/   (41.04)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $684           $628
 Ratio of Expenses to
  Average Net Assets..    1.26%/(d)/     1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.00)%/(d)/   (0.88)%/(d)/
 Portfolio Turnover
  Rate................   228.5%/(d)/    159.8%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $6.26         $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.04)         (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.61          (4.53)
                          ----          -----
 Total From Investment
            Operations    0.57          (4.59)
                          ----          -----
Net Asset Value, End
 of Period............   $6.83          $6.26
                         =====          =====
Total Return..........    9.11%/(c)/   (41.13)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $684           $627
 Ratio of Expenses to
  Average Net Assets..    1.38%/(d)/     1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.12)%/(d)/   (1.00)%/(d)/
 Portfolio Turnover
  Rate................   228.5%/(d)/    159.8%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.84 per share from November 29, 2000 through December 5, 2000.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.22 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2002/(B)/    2001/(E)/
                           ----         ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $9.96       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.04)       (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.99           --
 ----                       ----
 Total From Investment
            Operations      2.95        (0.04)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.15)          --
 ----                      -----
   Total Dividends and
         Distributions     (0.15)          --
 ----                      -----
Net Asset Value, End
 of Period............    $12.76        $9.96
                          ======        =====
Total Return..........     29.83%/(c)/  (0.40)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,066         $831
 Ratio of Expenses to
  Average Net Assets..      1.57%/(d)/   1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.78)%/(d)/ (0.59)%/(d)/
 Portfolio Turnover
  Rate................      37.6%/(d)/   58.0%/(d)/

                           2002/(B)/    2001/(E)/
                           ----         ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $9.95       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.05)       (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.99           --
 ----                       ----
 Total From Investment
            Operations      2.94        (0.05)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.15)          --
 ----                      -----
   Total Dividends and
         Distributions     (0.15)          --
 ----                      -----
Net Asset Value, End
 of Period............    $12.74        $9.95
                          ======        =====
Total Return..........     29.76%/(c)/  (0.50)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,064         $830
 Ratio of Expenses to
  Average Net Assets..      1.75%/(d)/   1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.96)%/(d)/ (0.77)%/(d)/
 Portfolio Turnover
  Rate................      37.6%/(d)/   58.0%/(d)/

                           2002/(B)/    2001/(E)/
                           ----         ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $9.94       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.02)       (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.95        (0.02)
                            ----        -----
 Total From Investment
            Operations      2.93        (0.06)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.15)          --
 ----                      -----
   Total Dividends and
         Distributions     (0.15)          --
 ----                      -----
Net Asset Value, End
 of Period............    $12.72        $9.94
                          ======        =====
Total Return /(a)/ ...     29.69%/(c)/  (0.60)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $4,361       $1,472
 Ratio of Expenses to
  Average Net Assets..      1.95%/(d)/   1.81%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.22)%/(d)/ (0.84)%/(d)/
 Portfolio Turnover
  Rate................      37.6%/(d)/   58.0%/(d)/

                           2002/(B)/    2001/(E)/
                           ----         ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.00       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.04)          --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      3.03           --
 ----                       ----
 Total From Investment
            Operations      2.99           --
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.15)          --
 ----                      -----
   Total Dividends and
         Distributions     (0.15)          --
 ----                      -----
Net Asset Value, End
 of Period............    $12.84       $10.00
                          ======       ======
Total Return..........     30.12%/(c)/   0.00%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $101,556       $5,682
 Ratio of Expenses to
  Average Net Assets..      1.00%/(d)/   1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.34)%/(d)/ (0.07)%/(d)/
 Portfolio Turnover
  Rate................      37.6%/(d)/   58.0%/(d)/

                           2002/(B)/    2001/(E)/
                           ----         ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $9.98       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....        --        (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.98           --
 ----                       ----
 Total From Investment
            Operations      2.98        (0.02)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.15)          --
 ----                      -----
   Total Dividends and
         Distributions     (0.15)          --
 ----                      -----
Net Asset Value, End
 of Period............    $12.81        $9.98
                          ======        =====
Total Return..........     30.07%/(c)/  (0.20)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $2,998         $833
 Ratio of Expenses to
  Average Net Assets..      1.26%/(d)/   1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.56)%/(d)/ (0.28)%/(d)/
 Portfolio Turnover
  Rate................      37.6%/(d)/   58.0%/(d)/

                           2002/(B)/    2001/(E)/
                           ----         ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $9.97       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.03)       (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      3.00           --
 ----                       ----
 Total From Investment
            Operations      2.97        (0.03)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.15)          --
 ----                      -----
   Total Dividends and
         Distributions     (0.15)          --
 ----                      -----
Net Asset Value, End
 of Period............    $12.79        $9.97
                          ======        =====
Total Return..........     30.00%/(c)/  (0.30)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,068         $833
 Ratio of Expenses to
  Average Net Assets..      1.38%/(d)/   1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.59)%/(d)/ (0.40)%/(d)/
 Portfolio Turnover
  Rate................      37.6%/(d)/   58.0%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date operations commenced, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002/(C)/   2001/(F)/
                          ----        ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $9.83      $10.00
Income from Investment
 Operations:
 Net Investment Income     0.18        0.18
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.03       (0.35)
                           ----       -----
 Total From Investment
            Operations     0.21       (0.17)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.10)         --
 ----                     -----
   Total Dividends and
         Distributions    (0.10)         --
 ----                     -----
Net Asset Value, End
 of Period............    $9.94       $9.83
                          =====       =====
Total Return..........     2.15%/(d)/ (1.70)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10         $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.69%/(e)/  0.69%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.60%/(e)/  2.71%/(e)/
 Portfolio Turnover
  Rate................      9.8%/(e)/   2.2%/(e)/

                          2002/(C)/   2001/(F)/
                          ----        ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $9.82      $10.00
Income from Investment
 Operations:
 Net Investment Income     0.17        0.17
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.02       (0.35)
                           ----       -----
 Total From Investment
            Operations     0.19       (0.18)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.08)         --
 ----                     -----
   Total Dividends and
         Distributions    (0.08)         --
 ----                     -----
Net Asset Value, End
 of Period............    $9.93       $9.82
                          =====       =====
Total Return..........     1.97%/(d)/ (1.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10         $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.87%/(e)/  0.87%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.40%/(e)/  2.52%/(e)/
 Portfolio Turnover
  Rate................      9.8%/(e)/   2.2%/(e)/

                          2002/(C)/   2001/(G)/
                          ----        ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.83      $10.04
Income from Investment
 Operations:
 Net Investment Income     0.07        0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.11       (0.26)
                           ----       -----
 Total From Investment
            Operations     0.18       (0.21)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)         --
 ----                     -----
   Total Dividends and
         Distributions    (0.06)         --
 ----                     -----
Net Asset Value, End
 of Period............    $9.95       $9.83
                          =====       =====
Total Return /(b)/ ...     1.88%/(d)/ (2.09)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,400        $488
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     1.05%/(e)/  1.05%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.55%/(e)/  1.22%/(e)/
 Portfolio Turnover
  Rate................      9.8%/(e)/   2.2%/(e)/

                          2002/(C)/   2001/(F)/
                          ----        ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $9.87      $10.00
Income from Investment
 Operations:
 Net Investment Income     0.15        0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.09       (0.21)
                           ----       -----
 Total From Investment
            Operations     0.24       (0.13)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.16)         --
 ----                     -----
   Total Dividends and
         Distributions    (0.16)         --
 ----                     -----
Net Asset Value, End
 of Period............    $9.95       $9.87
                          =====       =====
Total Return..........     2.42%/(d)/ (1.30)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $19,800      $4,339
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.12%/(e)/  0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.75%/(e)/  3.44%/(e)/
 Portfolio Turnover
  Rate................      9.8%/(e)/   2.2%/(e)/

                          2002/(C)/   2001/(F)/
                          ----        ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $9.85      $10.00
Income from Investment
 Operations:
 Net Investment Income     0.19        0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.03       (0.35)
                           ----       -----
 Total From Investment
            Operations     0.22       (0.15)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.13)         --
 ----                     -----
   Total Dividends and
         Distributions    (0.13)         --
 ----                     -----
Net Asset Value, End
 of Period............    $9.94       $9.85
                          =====       =====
Total Return..........     2.26%/(d)/ (1.50)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10         $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.38%/(e)/  0.38%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.91%/(e)/  3.02%/(e)/
 Portfolio Turnover
  Rate................      9.8%/(e)/   2.2%/(e)/

                          2002/(C)/   2001/(F)/
                          ----        ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $9.84      $10.00
Income from Investment
 Operations:
 Net Investment Income     0.19        0.19
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.03       (0.35)
                           ----       -----
 Total From Investment
            Operations     0.22       (0.16)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)         --
 ----                     -----
   Total Dividends and
         Distributions    (0.12)         --
 ----                     -----
Net Asset Value, End
 of Period............    $9.94       $9.84
                          =====       =====
Total Return..........     2.24%/(d)/ (1.60)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10          $9
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.50%/(e)/  0.50%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.77%/(e)/  2.88%/(e)/
 Portfolio Turnover
  Rate................      9.8%/(e)/   2.2%/(e)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Six months ended April 30, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(g) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002/(C)/   2001/(F)/
                          ----        ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $9.69      $10.00
Income from Investment
 Operations:
 Net Investment Income     0.16        0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.17       (0.45)
                           ----       -----
 Total From Investment
            Operations     0.33       (0.31)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.08)         --
 ----                     -----
   Total Dividends and
         Distributions    (0.08)         --
 ----                     -----
Net Asset Value, End
 of Period............    $9.94       $9.69
                          =====       =====
Total Return..........     3.41%/(d)/ (3.10)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10         $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.69%/(e)/  0.69%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.18%/(e)/  2.14%/(e)/
 Portfolio Turnover
  Rate................      6.5%/(e)/   4.0%/(e)/

                          2002/(C)/   2001/(F)/
                          ----        ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $9.68      $10.00
Income from Investment
 Operations:
 Net Investment Income     0.14        0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.18       (0.45)
                           ----       -----
 Total From Investment
            Operations     0.32       (0.32)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)         --
 ----                     -----
   Total Dividends and
         Distributions    (0.06)         --
 ----                     -----
Net Asset Value, End
 of Period............    $9.94       $9.68
                          =====       =====
Total Return..........     3.33%/(d)/ (3.20)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10          $9
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.87%/(e)/  0.87%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.97%/(e)/  1.94%/(e)/
 Portfolio Turnover
  Rate................      6.5%/(e)/   4.0%/(e)/

                          2002/(C)/   2001/(G)/
                          ----        ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.69      $10.02
Income from Investment
 Operations:
 Net Investment Income     0.06        0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.25       (0.36)
                           ----       -----
 Total From Investment
            Operations     0.31       (0.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)         --
 ----                     -----
   Total Dividends and
         Distributions    (0.04)         --
 ----                     -----
Net Asset Value, End
 of Period............    $9.96       $9.69
                          =====       =====
Total Return /(b)/ ...     3.25%/(d)/ (3.29)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,788      $1,153
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     1.05%/(e)/  1.05%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.28%/(e)/  1.93%/(e)/
 Portfolio Turnover
  Rate................      6.5%/(e)/   4.0%/(e)/

                          2002/(C)/   2001/(F)/
                          ----        ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $9.72      $10.00
Income from Investment
 Operations:
 Net Investment Income     0.14        0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.22       (0.32)
                           ----       -----
 Total From Investment
            Operations     0.36       (0.28)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.14)         --
 ----                     -----
   Total Dividends and
         Distributions    (0.14)         --
 ----                     -----
Net Asset Value, End
 of Period............    $9.94       $9.72
                          =====       =====
Total Return..........     3.68%/(d)/ (2.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $21,476      $2,820
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.12%/(e)/  0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.08%/(e)/  2.81%/(e)/
 Portfolio Turnover
  Rate................      6.5%/(e)/   4.0%/(e)/

                          2002/(C)/   2001/(F)/
                          ----        ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $9.71      $10.00
Income from Investment
 Operations:
 Net Investment Income     0.17        0.16
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.18       (0.45)
                           ----       -----
 Total From Investment
            Operations     0.35       (0.29)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.11)         --
 ----                     -----
   Total Dividends and
         Distributions    (0.11)         --
 ----                     -----
Net Asset Value, End
 of Period............    $9.95       $9.71
                          =====       =====
Total Return..........     3.63%/(d)/ (2.90)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10         $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.38%/(e)/  0.38%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.49%/(e)/  2.44%/(e)/
 Portfolio Turnover
  Rate................      6.5%/(e)/   4.0%/(e)/

                          2002/(C)/   2001/(F)/
                          ----        ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $9.70      $10.00
Income from Investment
 Operations:
 Net Investment Income     0.16        0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.18       (0.45)
                           ----       -----
 Total From Investment
            Operations     0.34       (0.30)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.10)         --
 ----                     -----
   Total Dividends and
         Distributions    (0.10)         --
 ----                     -----
Net Asset Value, End
 of Period............    $9.94       $9.70
                          =====       =====
Total Return..........     3.50%/(d)/ (3.00)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10         $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.50%/(e)/  0.50%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.34%/(e)/  2.31%/(e)/
 Portfolio Turnover
  Rate................      6.5%/(e)/   4.0%/(e)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Six months ended April 30, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2000, date shares first offered, through October 31,
  2001.
/(g) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002/(C)/   2001/(F)/
                          ----        ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $9.49      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.14        0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.25       (0.62)
                           ----       -----
 Total From Investment
            Operations     0.39       (0.51)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)         --
 ----                     -----
   Total Dividends and
         Distributions    (0.09)         --
 ----                     -----
Net Asset Value, End
 of Period............    $9.79       $9.49
                          =====       =====
Total Return..........     4.07%/(d)/ (5.10)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10         $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.69%/(e)/  0.69%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.78%/(e)/  1.65%/(e)/
 Portfolio Turnover
  Rate................     13.2%/(e)/  60.2%/(e)/

                          2002/(C)/   2001/(F)/
                          ----        ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $9.48      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.13        0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.24       (0.62)
                           ----       -----
 Total From Investment
            Operations     0.37       (0.52)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)         --
 ----                     -----
   Total Dividends and
         Distributions    (0.07)         --
 ----                     -----
Net Asset Value, End
 of Period............    $9.78       $9.48
                          =====       =====
Total Return..........     3.90%/(d)/ (5.20)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10          $9
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.87%/(e)/  0.87%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.57%/(e)/  1.45%/(e)/
 Portfolio Turnover
  Rate................     13.2%/(e)/  60.2%/(e)/

                          2002/(C)/   2001/(G)/
                          ----        ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.50      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.05        0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.31       (0.52)
                           ----       -----
 Total From Investment
            Operations     0.36       (0.50)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)         --
 ----                     -----
   Total Dividends and
         Distributions    (0.05)         --
 ----                     -----
Net Asset Value, End
 of Period............    $9.81       $9.50
                          =====       =====
Total Return /(b)/ ...     3.80%/(d)/ (5.00)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,535        $839
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     1.05%/(e)/  1.05%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.62%/(e)/  1.39%/(e)/
 Portfolio Turnover
  Rate................     13.2%/(e)/  60.2%/(e)/

                          2002/(C)/   2001/(F)/
                          ----        ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $9.53      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.14        0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.27       (0.50)
                           ----       -----
 Total From Investment
            Operations     0.41       (0.47)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.14)         --
 ----                     -----
   Total Dividends and
         Distributions    (0.14)         --
 ----                     -----
Net Asset Value, End
 of Period............    $9.80       $9.53
                          =====       =====
Total Return..........     4.33%/(d)/ (4.70)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $17,328      $3,816
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.12%/(e)/  0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.63%/(e)/  2.29%/(e)/
 Portfolio Turnover
  Rate................     13.2%/(e)/  60.2%/(e)/

                          2002/(C)/   2001/(F)/
                          ----        ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $9.51      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.15        0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.25       (0.62)
                           ----       -----
 Total From Investment
            Operations     0.40       (0.49)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)         --
 ----                     -----
   Total Dividends and
         Distributions    (0.12)         --
 ----                     -----
Net Asset Value, End
 of Period............    $9.79       $9.51
                          =====       =====
Total Return..........     4.18%/(d)/ (4.90)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10         $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.38%/(e)/  0.38%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.08%/(e)/  1.95%/(e)/
 Portfolio Turnover
  Rate................     13.2%/(e)/  60.2%/(e)/

                          2002/(C)/   2001/(F)/
                          ----        ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $9.50      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.14        0.12
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.25       (0.62)
                           ----       -----
 Total From Investment
            Operations     0.39       (0.50)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.10)         --
 ----                     -----
   Total Dividends and
         Distributions    (0.10)         --
 ----                     -----
Net Asset Value, End
 of Period............    $9.79       $9.50
                          =====       =====
Total Return..........     4.16%/(d)/ (5.00)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10         $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............     0.50%/(e)/  0.50%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.95%/(e)/  1.82%/(e)/
 Portfolio Turnover
  Rate................     13.2%/(e)/  60.2%/(e)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Six months ended April 30, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(g) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2002/(C)/   2001/(F)/
                         ----        ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $9.54      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.12        0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.39       (0.53)
                          ----       -----
 Total From Investment
            Operations    0.51       (0.46)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.07)         --
 Distributions from
  Realized Gains......   (0.01)         --
 ----                    -----
   Total Dividends and
         Distributions   (0.08)         --
 ----                    -----
Net Asset Value, End
 of Period............   $9.97       $9.54
                         =====       =====
Total Return..........    5.39%/(d)/ (4.60)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10          $9
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.69%/(e)/  0.69%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.43%/(e)/  1.02%/(e)/
 Portfolio Turnover
  Rate................    13.7%/(e)/ 316.2%/(e)/

                         2002/(C)/   2001/(F)/
                         ----        ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $9.53      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.11        0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.39       (0.52)
                          ----       -----
 Total From Investment
            Operations    0.50       (0.47)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.06)         --
 Distributions from
  Realized Gains......   (0.01)         --
 ----                    -----
   Total Dividends and
         Distributions   (0.07)         --
 ----                    -----
Net Asset Value, End
 of Period............   $9.96       $9.53
                         =====       =====
Total Return..........    5.20%/(d)/ (4.70)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10          $9
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.87%/(e)/  0.87%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.24%/(e)/  0.83%/(e)/
 Portfolio Turnover
  Rate................    13.7%/(e)/ 316.2%/(e)/

                         2002/(C)/   2001/(G)/
                         ----        ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.55       $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.05        0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.45       (0.45)
                          ----       -----
 Total From Investment
            Operations    0.50       (0.43)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)         --
 Distributions from
  Realized Gains......   (0.01)         --
 ----                    -----
   Total Dividends and
         Distributions   (0.05)         --
 ----                    -----
Net Asset Value, End
 of Period............  $10.00       $9.55
                        ======       =====
Total Return /(b)/ ...    5.21%/(d)/ (4.31)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,175        $344
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    1.05%/(e)/  1.05%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.25%/(e)/  0.70%/(e)/
 Portfolio Turnover
  Rate................    13.7%/(e)/ 316.2%/(e)/

                         2002/(C)/   2001/(F)/
                         ----        ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $9.58      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.14        0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.40       (0.44)
                          ----       -----
 Total From Investment
            Operations    0.54       (0.42)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.13)         --
 Distributions from
  Realized Gains......   (0.01)         --
 ----                    -----
   Total Dividends and
         Distributions   (0.14)         --
 ----                    -----
Net Asset Value, End
 of Period............   $9.98       $9.58
                         =====       =====
Total Return..........    5.65%/(d)/ (4.20)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $8,902      $2,969
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.12%/(e)/  0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.53%/(e)/  1.77%/(e)/
 Portfolio Turnover
  Rate................    13.7%/(e)/ 316.2%/(e)/

                         2002/(C)/   2001/(F)/
                         ----        ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $9.56      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.14        0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.39       (0.53)
                          ----       -----
 Total From Investment
            Operations    0.53       (0.44)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.11)         --
 Distributions from
  Realized Gains......   (0.01)         --
 ----                    -----
   Total Dividends and
         Distributions   (0.12)         --
 ----                    -----
Net Asset Value, End
 of Period............   $9.97       $9.56
                         =====       =====
Total Return..........    5.49%/(d)/ (4.40)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10         $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.38%/(e)/  0.38%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.75%/(e)/  1.33%/(e)/
 Portfolio Turnover
  Rate................    13.7%/(e)/ 316.2%/(e)/

                         2002/(C)/   2001/(F)/
                         ----        ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $9.55      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.13        0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.39       (0.53)
                          ----       -----
 Total From Investment
            Operations    0.52       (0.45)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.09)         --
 Distributions from
  Realized Gains......   (0.01)         --
 ----                    -----
   Total Dividends and
         Distributions   (0.10)         --
 ----                    -----
Net Asset Value, End
 of Period............   $9.97       $9.55
                         =====       =====
Total Return..........    5.48%/(d)/ (4.50)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10         $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.50%/(e)/  0.50%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.61%/(e)/  1.20%/(e)/
 Portfolio Turnover
  Rate................    13.7%/(e)/ 316.2%/(e)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Six months ended April 30, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(g) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2002/(C)/   2001/(F)/
                         ----        ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $9.20      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.10        0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.45       (0.83)
                          ----       -----
 Total From Investment
            Operations    0.55       (0.80)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.08)         --
 ----                    -----
   Total Dividends and
         Distributions   (0.08)         --
 ----                    -----
Net Asset Value, End
 of Period............   $9.67       $9.20
                         =====       =====
Total Return..........    6.00%/(d)/ (8.00)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10          $9
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.69%/(e)/  0.69%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.13%/(e)/  0.51%/(e)/
 Portfolio Turnover
  Rate................    22.3%/(e)/  59.0%/(e)/

                         2002/(C)/   2001/(F)/
                         ----        ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $9.19      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.09        0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.45       (0.83)
                          ----       -----
 Total From Investment
            Operations    0.54       (0.81)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.06)         --
 ----                    -----
   Total Dividends and
         Distributions   (0.06)         --
 ----                    -----
Net Asset Value, End
 of Period............   $9.67       $9.19
                         =====       =====
Total Return..........    5.93%/(d)/ (8.10)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $9          $9
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.87%/(e)/  0.87%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.93%/(e)/  0.32%/(e)/
 Portfolio Turnover
  Rate................    22.3%/(e)/  59.0%/(e)/

                         2002/(C)/   2001/(G)/
                         ----        ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.20       $9.97
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.04          --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.50       (0.77)
                          ----       -----
 Total From Investment
            Operations    0.54       (0.77)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.05)         --
 ----                    -----
   Total Dividends and
         Distributions   (0.05)         --
 ----                    -----
Net Asset Value, End
 of Period............   $9.69       $9.20
                         =====       =====
Total Return /(b)/ ...    5.84%/(d)/ (7.72)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $776        $273
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    1.05%/(e)/  1.05%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.44%/(e)/  0.20%/(e)/
 Portfolio Turnover
  Rate................    22.3%/(e)/  59.0%/(e)/

                         2002/(C)/   2001/(F)/
                         ----        ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $9.22      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.13        0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.45       (0.80)
                          ----       -----
 Total From Investment
            Operations    0.58       (0.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.14)         --
 ----                    -----
   Total Dividends and
         Distributions   (0.14)         --
 ----                    -----
Net Asset Value, End
 of Period............   $9.66       $9.22
                         =====       =====
Total Return..........    6.27%/(d)/ (7.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,754      $2,265
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.12%/(e)/  0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.15%/(e)/  1.09%/(e)/
 Portfolio Turnover
  Rate................    22.3%/(e)/  59.0%/(e)/

                         2002/(C)/   2001/(F)/
                         ----        ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $9.22      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.12        0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.45       (0.83)
                          ----       -----
 Total From Investment
            Operations    0.57       (0.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.11)         --
 ----                    -----
   Total Dividends and
         Distributions   (0.11)         --
 ----                    -----
Net Asset Value, End
 of Period............   $9.68       $9.22
                         =====       =====
Total Return..........    6.21%/(d)/ (7.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10          $9
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.38%/(e)/  0.38%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.44%/(e)/  0.82%/(e)/
 Portfolio Turnover
  Rate................    22.3%/(e)/  59.0%/(e)/

                         2002/(C)/   2001/(F)/
                         ----        ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $9.21      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.11        0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.45       (0.84)
                          ----       -----
 Total From Investment
            Operations    0.56       (0.79)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.10)         --
 ----                    -----
   Total Dividends and
         Distributions   (0.10)         --
 ----                    -----
Net Asset Value, End
 of Period............   $9.67       $9.21
                         =====       =====
Total Return..........    6.09%/(d)/ (7.90)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10          $9
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.50%/(e)/  0.50%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.31%/(e)/  0.69%/(e)/
 Portfolio Turnover
  Rate................    22.3%/(e)/  59.0%/(e)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Six months ended April 30, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(g) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2002/(C)/   2001/(F)/
                         ----        ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $9.99      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.19        0.21
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.03)      (0.22)
                         -----       -----
 Total From Investment
            Operations    0.16       (0.01)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.12)         --
 ----                    -----
   Total Dividends and
         Distributions   (0.12)         --
 ----                    -----
Net Asset Value, End
 of Period............  $10.03       $9.99
                        ======       =====
Total Return..........    1.61%/(d)/ (0.10)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10         $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.69%/(e)/  0.69%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.84%/(e)/  3.11%/(e)/
 Portfolio Turnover
  Rate................    45.8%/(e)/ 103.3%/(e)/

                         2002/(C)/   2001/(F)/
                         ----        ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $9.98      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.18        0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.03)      (0.22)
                         -----       -----
 Total From Investment
            Operations    0.15       (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.10)         --
 ----                    -----
   Total Dividends and
         Distributions   (0.10)         --
 ----                    -----
Net Asset Value, End
 of Period............  $10.03       $9.98
                        ======       =====
Total Return..........    1.53%/(d)/ (0.20)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10         $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.87%/(e)/  0.87%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.65%/(e)/  2.91%/(e)/
 Portfolio Turnover
  Rate................    45.8%/(e)/ 103.3%/(e)/

                         2002/(C)/   2001/(G)/
                         ----        ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.99      $10.07
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.05        0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.09       (0.19)
                          ----       -----
 Total From Investment
            Operations    0.14       (0.08)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.08)         --
 ----                    -----
   Total Dividends and
         Distributions   (0.08)         --
 ----                    -----
Net Asset Value, End
 of Period............  $10.05       $9.99
                        ======       =====
Total Return /(b)/ ...    1.45%/(d)/ (0.79)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $630        $104
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    1.05%/(e)/  1.04%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.44%/(e)/  2.87%/(e)/
 Portfolio Turnover
  Rate................    45.8%/(e)/ 103.3%/(e)/

                         2002/(C)/   2001/(F)/
                         ----        ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.03      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.17        0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.02       (0.05)
                          ----       -----
 Total From Investment
            Operations    0.19        0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.18)         --
 ----                    -----
   Total Dividends and
         Distributions   (0.18)         --
 ----                    -----
Net Asset Value, End
 of Period............  $10.04      $10.03
                        ======      ======
Total Return..........    1.88%/(d)/  0.30%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,141      $1,623
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.12%/(e)/  0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.07%/(e)/  3.44%/(e)/
 Portfolio Turnover
  Rate................    45.8%/(e)/ 103.3%/(e)/

                         2002/(C)/   2001/(F)/
                         ----        ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.01      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.21        0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.03)      (0.22)
                         -----       -----
 Total From Investment
            Operations    0.18        0.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.15)         --
 ----                    -----
   Total Dividends and
         Distributions   (0.15)         --
 ----                    -----
Net Asset Value, End
 of Period............  $10.04      $10.01
                        ======      ======
Total Return..........    1.82%/(d)/  0.10%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10         $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.38%/(e)/  0.38%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.16%/(e)/  3.42%/(e)/
 Portfolio Turnover
  Rate................    45.8%/(e)/ 103.3%/(e)/

                         2002/(C)/   2001/(F)/
                         ----        ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.20        0.22
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.03)      (0.22)
                         -----       -----
 Total From Investment
            Operations    0.17          --
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.14)         --
 ----                    -----
   Total Dividends and
         Distributions   (0.14)         --
 ----                    -----
Net Asset Value, End
 of Period............  $10.03      $10.00
                        ======      ======
Total Return..........    1.70%/(d)/  0.00%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10         $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.50%/(e)/  0.50%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.02%/(e)/  3.28%/(e)/
 Portfolio Turnover
  Rate................    45.8%/(e)/ 103.3%/(e)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Six months ended April 30, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(g) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002/(B)/   2001/(E)/
                          ----        ----
REAL ESTATE FUND
----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.41      $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.19        0.39
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.62       (0.05)
                           ----       -----
 Total From Investment
            Operations     1.81        0.34
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.34)      (0.09)
                          -----       -----
   Total Dividends and
         Distributions    (0.34)      (0.09)
                          -----       -----
Net Asset Value, End
 of Period............   $11.88      $10.41
                         ======      ======
Total Return..........    17.77%/(c)/  3.95%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,486      $1,302
 Ratio of Expenses to
  Average Net Assets..     1.42%/(d)/  1.42%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.40%/(d)/  4.33%/(d)/
 Portfolio Turnover
  Rate................     48.1%/(d)/  77.5%/(d)/

                          2002/(B)/   2001/(E)/
                          ----        ----
REAL ESTATE FUND
----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.40      $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.17        0.37
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.62       (0.04)
                           ----       -----
 Total From Investment
            Operations     1.79        0.33
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.32)      (0.09)
                          -----       -----
   Total Dividends and
         Distributions    (0.32)      (0.09)
                          -----       -----
Net Asset Value, End
 of Period............   $11.87      $10.40
                         ======      ======
Total Return..........    17.58%/(c)/  3.85%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,597      $1,339
 Ratio of Expenses to
  Average Net Assets..     1.60%/(d)/  1.60%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.21%/(d)/  4.16%/(d)/
 Portfolio Turnover
  Rate................     48.1%/(d)/  77.5%/(d)/

                          2002/(B)/   2001/(F)/
                          ----        ----
REAL ESTATE FUND
----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.45      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.18        0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.63        0.32
                           ----        ----
 Total From Investment
            Operations     1.81        0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.30)         --
 ----                     -----
   Total Dividends and
         Distributions    (0.30)         --
 ----                     -----
Net Asset Value, End
 of Period............   $11.96      $10.45
                         ======      ======
Total Return /(a)/ ...    17.64%/(c)/  3.67%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,466      $2,108
 Ratio of Expenses to
  Average Net Assets..     1.80%/(d)/  1.76%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.73%/(d)/  4.01%/(d)/
 Portfolio Turnover
  Rate................     48.1%/(d)/  77.5%/(d)/

                          2002/(B)/   2001/(F)/
                          ----        ----
REAL ESTATE FUND
----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.50      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.22        0.35
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.68        0.15
                           ----        ----
 Total From Investment
            Operations     1.90        0.50
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.40)         --
 ----                     -----
   Total Dividends and
         Distributions    (0.40)         --
 ----                     -----
Net Asset Value, End
 of Period............   $12.00      $10.50
                         ======      ======
Total Return..........    18.58%/(c)/  4.17%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $12         $11
 Ratio of Expenses to
  Average Net Assets..     0.85%/(d)/  0.85%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.97%/(d)/  4.91%/(d)/
 Portfolio Turnover
  Rate................     48.1%/(d)/  77.5%/(d)/

                          2002/(B)/   2001/(E)/
                          ----        ----
REAL ESTATE FUND
----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.43      $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.08        0.53
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.75       (0.17)
                           ----       -----
 Total From Investment
            Operations     1.83        0.36
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.38)      (0.09)
                          -----       -----
   Total Dividends and
         Distributions    (0.38)      (0.09)
                          -----       -----
Net Asset Value, End
 of Period............   $11.88      $10.43
                         ======      ======
Total Return..........    17.91%/(c)/  4.15%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,245      $1,307
 Ratio of Expenses to
  Average Net Assets..     1.11%/(d)/  1.11%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.18%/(d)/  4.79%/(d)/
 Portfolio Turnover
  Rate................     48.1%/(d)/  77.5%/(d)/

                          2002/(B)/   2001/(E)/
                          ----        ----
REAL ESTATE FUND
----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.43      $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.20        0.40
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.62       (0.04)
                           ----       -----
 Total From Investment
            Operations     1.82        0.36
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.36)      (0.09)
                          -----       -----
   Total Dividends and
         Distributions    (0.36)      (0.09)
                          -----       -----
Net Asset Value, End
 of Period............   $11.89      $10.43
                         ======      ======
Total Return..........    17.86%/(c)/  4.15%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,486      $1,304
 Ratio of Expenses to
  Average Net Assets..     1.23%/(d)/  1.23%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.59%/(d)/  4.52%/(d)/
 Portfolio Turnover
  Rate................     48.1%/(d)/  77.5%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.15 per share from November 30, 2000 through December 5, 2000.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized gain of $.06 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002/(B)/    2001/(E)/
                          ----         ----
SMALLCAP BLEND FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.54       $10.55
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.01)        0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.76        (0.01)
                           ----        -----
 Total From Investment
            Operations     1.75           --
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        (0.01)
 Distributions from
  Realized Gains......    (0.02)          --
 ----                     -----
   Total Dividends and
         Distributions    (0.02)       (0.01)
                          -----        -----
Net Asset Value, End
 of Period............   $12.27       $10.54
                         ======       ======
Total Return..........    16.64%/(c)/   0.69%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,537       $1,320
 Ratio of Expenses to
  Average Net Assets..     1.32%/(d)/   1.32%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.22)%/(d)/  0.14%/(d)/
 Portfolio Turnover
  Rate................    122.0%/(d)/  123.5%/(d)/

                          2002/(B)/    2001/(E)/
                          ----         ----
SMALLCAP BLEND FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.53       $10.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.02)          --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.76        (0.02)
                           ----        -----
 Total From Investment
            Operations     1.74        (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        (0.01)
 Distributions from
  Realized Gains......    (0.02)          --
 ----                     -----
   Total Dividends and
         Distributions    (0.02)       (0.01)
                          -----        -----
Net Asset Value, End
 of Period............   $12.25       $10.53
                         ======       ======
Total Return..........    16.52%/(c)/   0.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,569       $1,338
 Ratio of Expenses to
  Average Net Assets..     1.50%/(d)/   1.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.40)%/(d)/ (0.04)%/(d)/
 Portfolio Turnover
  Rate................    122.0%/(d)/  123.5%/(d)/

                          2002/(B)/    2001/(F)/
                          ----         ----
SMALLCAP BLEND FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.38       $10.46
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.01)       (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.71        (0.07)
                           ----        -----
 Total From Investment
            Operations     1.70        (0.08)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.02)          --
 ----                     -----
   Total Dividends and
         Distributions    (0.02)          --
 ----                     -----
Net Asset Value, End
 of Period............   $12.06       $10.38
                         ======       ======
Total Return /(a)/ ...    16.37%/(c)/  (0.67)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,188       $2,480
 Ratio of Expenses to
  Average Net Assets..     1.70%/(d)/   1.66%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.67)%/(d)/ (0.35)%/(d)/
 Portfolio Turnover
  Rate................    122.0%/(d)/  123.5%/(d)/

                          2002/(B)/    2001/(F)/
                          ----         ----
SMALLCAP BLEND FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.44       $10.46
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.02         0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.74        (0.07)
                           ----        -----
 Total From Investment
            Operations     1.76        (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)          --
 Distributions from
  Realized Gains......    (0.02)          --
 ----                     -----
   Total Dividends and
         Distributions    (0.09)          --
 ----                     -----
Net Asset Value, End
 of Period............   $12.11       $10.44
                         ======       ======
Total Return..........    16.89%/(c)/  (0.10)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $11          $10
 Ratio of Expenses to
  Average Net Assets..     0.75%/(d)/   0.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.35%/(d)/   0.71%/(d)/
 Portfolio Turnover
  Rate................    122.0%/(d)/  123.5%/(d)/

                          2002/(B)/    2001/(E)/
                          ----         ----
SMALLCAP BLEND FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.58       $10.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01         0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.76        (0.02)
                           ----        -----
 Total From Investment
            Operations     1.77         0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)       (0.01)
 Distributions from
  Realized Gains......    (0.02)          --
 ----                     -----
   Total Dividends and
         Distributions    (0.06)       (0.01)
                          -----        -----
Net Asset Value, End
 of Period............   $12.29       $10.58
                         ======       ======
Total Return..........    16.74%/(c)/   0.98%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,536       $1,322
 Ratio of Expenses to
  Average Net Assets..     1.01%/(d)/   1.01%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.09%/(d)/   0.31%/(d)/
 Portfolio Turnover
  Rate................    122.0%/(d)/  123.5%/(d)/

                          2002/(B)/    2001/(E)/
                          ----         ----
SMALLCAP BLEND FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.57       $10.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --         0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.76        (0.01)
                           ----        -----
 Total From Investment
            Operations     1.76         0.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)       (0.01)
 Distributions from
  Realized Gains......    (0.02)          --
 ----                     -----
   Total Dividends and
         Distributions    (0.04)       (0.01)
                          -----        -----
Net Asset Value, End
 of Period............   $12.29       $10.57
                         ======       ======
Total Return..........    16.71%/(c)/   0.88%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,537       $1,322
 Ratio of Expenses to
  Average Net Assets..     1.13%/(d)/   1.13%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.03)%/(d)/  0.33%/(d)/
 Portfolio Turnover
  Rate................    122.0%/(d)/  123.5%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.54, $.55, $.55 and $.55 per share, respectively, from November 28, 2000 through December 5, 2000.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2002/(B)/      2001/(E)/
                         ----           ----
SMALLCAP GROWTH FUND
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $7.56          $9.44
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.04)         (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.64          (1.82)
                          ----          -----
 Total From Investment
            Operations    0.60          (1.88)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.36)            --
 ----                    -----
   Total Dividends and
         Distributions   (0.36)            --
 ----                    -----
Net Asset Value, End
 of Period............   $7.80          $7.56
                         =====          =====
Total Return..........    7.48%/(c)/   (19.06)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $977           $947
 Ratio of Expenses to
  Average Net Assets..    1.32%/(d)/     1.32%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.04)%/(d)/   (1.02)%/(d)/
 Portfolio Turnover
  Rate................   174.2%/(d)/    178.3%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
SMALLCAP GROWTH FUND
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $7.56          $9.45
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.05)         (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.64          (1.81)
                          ----          -----
 Total From Investment
            Operations    0.59          (1.89)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.36)            --
 ----                    -----
   Total Dividends and
         Distributions   (0.36)            --
 ----                    -----
Net Asset Value, End
 of Period............   $7.79          $7.56
                         =====          =====
Total Return..........    7.35%/(c)/   (19.14)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $996           $963
 Ratio of Expenses to
  Average Net Assets..    1.50%/(d)/     1.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.22)%/(d)/   (1.19)%/(d)/
 Portfolio Turnover
  Rate................   174.2%/(d)/    178.3%/(d)/

                         2002/(B)/      2001/(F)/
                         ----           ----
SMALLCAP GROWTH FUND
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $7.31          $9.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.16)         (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.73          (1.72)
                          ----          -----
 Total From Investment
            Operations    0.57          (1.75)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.36)            --
 ----                    -----
   Total Dividends and
         Distributions   (0.36)            --
 ----                    -----
Net Asset Value, End
 of Period............   $7.52          $7.31
                         =====          =====
Total Return /(a)/ ...    7.33%/(c)/   (18.42)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,527         $1,322
 Ratio of Expenses to
  Average Net Assets..    1.70%/(d)/     1.64%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.39)%/(d)/   (1.32)%/(d)/
 Portfolio Turnover
  Rate................   174.2%/(d)/    178.3%/(d)/

                         2002/(B)/      2001/(F)/
                         ----           ----
SMALLCAP GROWTH FUND
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $7.35          $9.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      --          (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.60          (1.70)
                          ----          -----
 Total From Investment
            Operations    0.60          (1.71)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.36)            --
 ----                    -----
   Total Dividends and
         Distributions   (0.36)            --
 ----                    -----
Net Asset Value, End
 of Period............   $7.59          $7.35
                         =====          =====
Total Return..........    7.70%/(c)/   (17.97)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,635           $560
 Ratio of Expenses to
  Average Net Assets..    0.75%/(d)/     0.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.44)%/(d)/   (0.45)%/(d)/
 Portfolio Turnover
  Rate................   174.2%/(d)/    178.3%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
SMALLCAP GROWTH FUND
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $7.58          $9.45
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)         (0.10)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.64          (1.77)
                          ----          -----
 Total From Investment
            Operations    0.62          (1.87)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.36)            --
 ----                    -----
   Total Dividends and
         Distributions   (0.36)            --
 ----                    -----
Net Asset Value, End
 of Period............   $7.84          $7.58
                         =====          =====
Total Return..........    7.74%/(c)/   (19.02)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,019           $948
 Ratio of Expenses to
  Average Net Assets..    1.01%/(d)/     1.01%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.72)%/(d)/   (0.77)%/(d)/
 Portfolio Turnover
  Rate................   174.2%/(d)/    178.3%/(d)/

                         2002/(B)/      2001/(E)/
                         ----           ----
SMALLCAP GROWTH FUND
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $7.58          $9.45
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.03)         (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.64          (1.82)
                          ----          -----
 Total From Investment
            Operations    0.61          (1.87)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.36)            --
 ----                    -----
   Total Dividends and
         Distributions   (0.36)            --
 ----                    -----
Net Asset Value, End
 of Period............   $7.83          $7.58
                         =====          =====
Total Return..........    7.60%/(c)/   (19.02)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $980           $948
 Ratio of Expenses to
  Average Net Assets..    1.13%/(d)/     1.13%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.85)%/(d)/   (0.83)%/(d)/
 Portfolio Turnover
  Rate................   174.2%/(d)/    178.3%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred recognized $.01 of net operating loss per share from November 27, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares each incurred an unrealized loss of $ .55 per share, during the initial interim period.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.17 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         2002/(B)/     2001/(E)/
                         ----          ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.36        $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      --          0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.58         (0.11)
                          ----         -----
 Total From Investment
            Operations    2.58         (0.10)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --         (0.01)
 Distributions from
  Realized Gains......   (0.14)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.14)        (0.01)
                         -----         -----
Net Asset Value, End
 of Period............  $12.80        $10.36
                        ======        ======
Total Return..........   25.05%/(c)/   (0.93)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,602        $1,296
 Ratio of Expenses to
  Average Net Assets..    0.72%/(d)/    0.72%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.04%/(d)/    0.09%/(d)/
 Portfolio Turnover
  Rate................    56.9%/(d)/    62.0%/(d)/

                         2002/(B)/     2001/(E)/
                         ----          ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.34        $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)           --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.58         (0.12)
                          ----         -----
 Total From Investment
            Operations    2.57         (0.12)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --         (0.01)
 Distributions from
  Realized Gains......   (0.14)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.14)        (0.01)
                         -----         -----
Net Asset Value, End
 of Period............  $12.77        $10.34
                        ======        ======
Total Return..........   24.99%/(c)/   (1.12)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,599        $1,294
 Ratio of Expenses to
  Average Net Assets..    0.90%/(d)/    0.90%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.14)%/(d)/  (0.09)%/(d)/
 Portfolio Turnover
  Rate................    56.9%/(d)/    62.0%/(d)/

                         2002/(B)/     2001/(F)/
                         ----          ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.14        $10.74
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)        (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.51         (0.59)
                          ----         -----
 Total From Investment
            Operations    2.50         (0.60)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.14)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.14)           --
 ----                    -----
Net Asset Value, End
 of Period............  $12.50        $10.14
                        ======        ======
Total Return /(a)/ ...   24.79%/(c)/   (5.59)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,445        $1,860
 Ratio of Expenses to
  Average Net Assets..    1.10%/(d)/    1.06%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.36)%/(d)/  (0.26)%/(d)/
 Portfolio Turnover
  Rate................    56.9%/(d)/    62.0%/(d)/

                         2002/(B)/     2001/(F)/
                         ----          ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.19        $10.74
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.04          0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.54         (0.60)
                          ----         -----
 Total From Investment
            Operations    2.58         (0.55)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.07)           --
 Distributions from
  Realized Gains......   (0.14)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.21)           --
 ----                    -----
Net Asset Value, End
 of Period............  $12.56        $10.19
                        ======        ======
Total Return..........   25.49%/(c)/   (5.12)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11            $9
 Ratio of Expenses to
  Average Net Assets..    0.15%/(d)/    0.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.62%/(d)/    0.65%/(d)/
 Portfolio Turnover
  Rate................    56.9%/(d)/    62.0%/(d)/

                         2002/(B)/     2001/(E)/
                         ----          ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.37        $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      --          0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.62         (0.14)
                          ----         -----
 Total From Investment
            Operations    2.62         (0.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)        (0.01)
 Distributions from
  Realized Gains......   (0.14)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.18)        (0.01)
                         -----         -----
Net Asset Value, End
 of Period............  $12.81        $10.37
                        ======        ======
Total Return..........   25.41%/(c)/   (0.83)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $7,138        $1,302
 Ratio of Expenses to
  Average Net Assets..    0.41%/(d)/    0.41%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.32%/(d)/    0.35%/(d)/
 Portfolio Turnover
  Rate................    56.9%/(d)/    62.0%/(d)/

                         2002/(B)/     2001/(E)/
                         ----          ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.37        $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.01          0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.59         (0.11)
                          ----         -----
 Total From Investment
            Operations    2.60         (0.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)        (0.01)
 Distributions from
  Realized Gains......   (0.14)           --
 ----                    -----
   Total Dividends and
         Distributions   (0.16)        (0.01)
                         -----         -----
Net Asset Value, End
 of Period............  $12.81        $10.37
                        ======        ======
Total Return..........   25.26%/(c)/   (0.83)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,603        $1,298
 Ratio of Expenses to
  Average Net Assets..    0.53%/(d)/    0.53%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.23%/(d)/    0.28%/(d)/
 Portfolio Turnover
  Rate................    56.9%/(d)/    62.0%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.46 per share from December 1, 2000 through December 5, 2000.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.15 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2002/(B)/    2001/(E)/
                         ----         ----
SMALLCAP VALUE FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.62       $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.02         0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.74         0.37
                          ----         ----
 Total From Investment
            Operations    2.76         0.44
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)       (0.03)
 Distributions from
  Realized Gains......   (0.46)          --
 ----                    -----
   Total Dividends and
         Distributions   (0.50)       (0.03)
                         -----        -----
Net Asset Value, End
 of Period............  $12.88       $10.62
                        ======       ======
Total Return..........   26.83%/(c)/   4.89%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,612       $1,328
 Ratio of Expenses to
  Average Net Assets..    1.32%/(d)/   1.32%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.43%/(d)/   0.64%/(d)/
 Portfolio Turnover
  Rate................   121.5%/(d)/   89.1%/(d)/

                         2002/(B)/    2001/(E)/
                         ----         ----
SMALLCAP VALUE FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.60       $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.01         0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.75         0.36
                          ----         ----
 Total From Investment
            Operations    2.76         0.42
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)       (0.03)
 Distributions from
  Realized Gains......   (0.46)          --
 ----                    -----
   Total Dividends and
         Distributions   (0.48)       (0.03)
                         -----        -----
Net Asset Value, End
 of Period............  $12.88       $10.60
                        ======       ======
Total Return..........   26.85%/(c)/   4.69%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,611       $1,326
 Ratio of Expenses to
  Average Net Assets..    1.50%/(d)/   1.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.25%/(d)/   0.47%/(d)/
 Portfolio Turnover
  Rate................   121.5%/(d)/   89.1%/(d)/

                         2002/(B)/    2001/(F)/
                         ----         ----
SMALLCAP VALUE FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.48       $10.64
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.72        (0.16)
                          ----        -----
 Total From Investment
            Operations    2.72        (0.16)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.46)          --
 ----                    -----
   Total Dividends and
         Distributions   (0.46)          --
 ----                    -----
Net Asset Value, End
 of Period............  $12.74       $10.48
                        ======       ======
Total Return /(a)/ ...   26.73%/(c)/  (1.04)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,785         $749
 Ratio of Expenses to
  Average Net Assets..    1.70%/(d)/   1.66%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.01%/(d)/   0.12%/(d)/
 Portfolio Turnover
  Rate................   121.5%/(d)/   89.1%/(d)/

                         2002/(B)/    2001/(F)/
                         ----         ----
SMALLCAP VALUE FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.54       $10.64
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.08         0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.70        (0.11)
                          ----        -----
 Total From Investment
            Operations    2.78        (0.10)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.10)          --
 Distributions from
  Realized Gains......   (0.46)          --
 ----                    -----
   Total Dividends and
         Distributions   (0.56)          --
 ----                    -----
Net Asset Value, End
 of Period............  $12.76       $10.54
                        ======       ======
Total Return..........   27.36%/(c)/  (0.47)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $6,243       $1,144
 Ratio of Expenses to
  Average Net Assets..    0.75%/(d)/   0.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.96%/(d)/   0.79%/(d)/
 Portfolio Turnover
  Rate................   121.5%/(d)/   89.1%/(d)/

                         2002/(B)/    2001/(E)/
                         ----         ----
SMALLCAP VALUE FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.64       $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.04         0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.74         0.31
                          ----         ----
 Total From Investment
            Operations    2.78         0.46
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.07)       (0.03)
 Distributions from
  Realized Gains......   (0.46)          --
 ----                    -----
   Total Dividends and
         Distributions   (0.53)       (0.03)
                         -----        -----
Net Asset Value, End
 of Period............  $12.89       $10.64
                        ======       ======
Total Return..........   27.06%/(c)/   5.09%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,614       $1,330
 Ratio of Expenses to
  Average Net Assets..    1.01%/(d)/   1.01%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.75%/(d)/   1.18%/(d)/
 Portfolio Turnover
  Rate................   121.5%/(d)/   89.1%/(d)/

                         2002/(B)/    2001/(E)/
                         ----         ----
SMALLCAP VALUE FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.63       $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.04         0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.74         0.37
                          ----         ----
 Total From Investment
            Operations    2.78         0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.06)       (0.03)
 Distributions from
  Realized Gains......   (0.46)          --
 ----                    -----
   Total Dividends and
         Distributions   (0.52)       (0.03)
                         -----        -----
Net Asset Value, End
 of Period............  $12.89       $10.63
                        ======       ======
Total Return..........   27.03%/(c)/   4.99%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,613       $1,330
 Ratio of Expenses to
  Average Net Assets..    1.13%/(d)/   1.13%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.62%/(d)/   0.83%/(d)/
 Portfolio Turnover
  Rate................   121.5%/(d)/   89.1%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                   (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.20 per share from November 29, 2000 through December 5, 2000.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.04 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2002/(C)/      2001/(F)/
                         ----           ----
TECHNOLOGY FUND
---------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $5.45         $10.07
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.03)         (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.50)         (4.56)
                         -----          -----
 Total From Investment
            Operations   (0.53)         (4.62)
                         -----          -----
Net Asset Value, End
 of Period............   $4.92          $5.45
                         =====          =====
Total Return..........   (9.72)%/(d)/  (45.72)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $493           $545
 Ratio of Expenses to
  Average Net Assets..    1.56%/(e)/     1.57%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.57%/(e)/       --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.97)%/(e)/   (0.95)%/(e)/
 Portfolio Turnover
  Rate................   151.1%/(e)/    123.1%/(e)/

                         2002/(C)/      2001/(F)/
                         ----           ----
TECHNOLOGY FUND
---------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $5.43         $10.07
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.03)         (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.49)         (4.57)
                         -----          -----
 Total From Investment
            Operations   (0.52)         (4.64)
                         -----          -----
Net Asset Value, End
 of Period............   $4.91          $5.43
                         =====          =====
Total Return..........   (9.58)%/(d)/  (45.92)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $492           $545
 Ratio of Expenses to
  Average Net Assets..    1.74%/(e)/     1.75%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.75%/(e)/       --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.15)%/(e)/   (1.13)%/(e)/
 Portfolio Turnover
  Rate................   151.1%/(e)/    123.1%/(e)/

                         2002/(C)/      2001/(G)/
                         ----           ----
TECHNOLOGY FUND
---------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $5.36          $7.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)         (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.51)         (2.02)
                         -----          -----
 Total From Investment
            Operations   (0.52)         (2.04)
                         -----          -----
Net Asset Value, End
 of Period............   $4.84          $5.36
                         =====          =====
Total Return /(b)/ ...   (9.70)%/(d)/  (27.76)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,028           $965
 Ratio of Expenses to
  Average Net Assets..    1.95%/(e)/     1.91%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.96%/(e)/       --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.28)%/(e)/   (1.29)%/(e)/
 Portfolio Turnover
  Rate................   151.1%/(e)/    123.1%/(e)/

                         2002/(C)/      2001/(F)/
                         ----           ----
TECHNOLOGY FUND
---------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $5.48         $10.07
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.04)         (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.47)         (4.57)
                         -----          -----
 Total From Investment
            Operations   (0.51)         (4.59)
                         -----          -----
Net Asset Value, End
 of Period............   $4.97          $5.48
                         =====          =====
Total Return..........   (9.24)%/(d)/  (45.42)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,922         $1,779
 Ratio of Expenses to
  Average Net Assets..    0.99%/(e)/     1.00%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.00%/(e)/       --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.32)%/(e)/   (0.49)%/(e)/
 Portfolio Turnover
  Rate................   151.1%/(e)/    123.1%/(e)/

                         2002/(C)/      2001/(F)/
                         ----           ----
TECHNOLOGY FUND
---------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $5.46         $10.07
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)         (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.50)         (4.56)
                         -----          -----
 Total From Investment
            Operations   (0.52)         (4.61)
                         -----          -----
Net Asset Value, End
 of Period............   $4.94          $5.46
                         =====          =====
Total Return..........   (9.52)%/(d)/  (45.62)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $497           $546
 Ratio of Expenses to
  Average Net Assets..    1.25%/(e)/     1.26%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.26%/(e)/       --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.66)%/(e)/   (0.64)%/(e)/
 Portfolio Turnover
  Rate................   151.1%/(e)/    123.1%/(e)/

                         2002/(C)/      2001/(F)/
                         ----           ----
TECHNOLOGY FUND
---------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $5.45         $10.07
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)         (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.50)         (4.57)
                         -----          -----
 Total From Investment
            Operations   (0.52)         (4.62)
                         -----          -----
Net Asset Value, End
 of Period............   $4.93          $5.45
                         =====          =====
Total Return..........   (9.54)%/(d)/  (45.72)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $494           $546
 Ratio of Expenses to
  Average Net Assets..    1.37%/(e)/     1.38%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.38%/(e)/       --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.78)%/(e)/   (0.76)%/(e)/
 Portfolio Turnover
  Rate................   151.1%/(e)/    123.1%/(e)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Expense ratio without fees paid indirectly.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Six months ended April 30, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares each incurred an unrealized gain of $.07 per share from November 27, 2000 through December 5, 2000.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.28 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

FUND DIRECTORS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with the Principal Investors Fund, Inc. and the Principal Mutual Funds that are also sponsored by Principal Life. Directors considered to be "interested persons" are defined in the Investment Company Act of 1940, as amended. The interested persons shown below are considered to be interested because of a current or former affiliation with the Manager or Principal Life.

THE FOLLOWING DIRECTORS ARE CONSIDERED NOT TO BE "INTERESTED PERSONS" AS DEFINED

IN THE 1940 ACT .

 James D. Davis                Attorney. Vice President, Deere and Company,
 Director since 1974           Retired.
 4940 Center Court,
 Bettendorf, Iowa
 03/22/34

 Pamela A. Ferguson
 Director since 1993
 Member Audit and
 Nominating Committee    Professor of Mathematics, Grinnell College since 1998.
 4112 River Oaks         Prior thereto, President, Grinnell College.
 Drive, Des Moines,
 Iowa
 05/05/43

 Richard W. Gilbert
 Director since 1985
 Member Audit and
 Nominating Committee    President, Gilbert Communications, Inc. since 1993.
 5040 Arbor Lane,        Prior thereto, President and Publisher, Pioneer Press.
 #302, Northfield,
 Illinois.
 05/08/40

 William C. Kimball
 Director since 1999     Chairman and CEO, Medicap Pharmacies, Inc. since 1998.
 4700 Westown Parkway,   Prior thereto, President and CEO.
 Suite. 300
 West Des Moines, Iowa
 11/28/47

 Barbara A. Lukavsky
 Director since 1987
 Member Audit and        President and CEO, Barbican Enterprises, Inc. since
 Nominating Committee    1997. President and CEO, Lu San ELITE USA, L.C.
 Member Executive        1985-1998.
 Committee
 13731 Bay Hill Court,
 Clive, Iowa
 09/10/40



THE FOLLOWING DIRECTORS ARE CONSIDERED TO BE "INTERESTED PERSONS" AS DEFINED IN THE 1940 ACT, AS AMENDED, BECAUSE OF CURRENT OR FORMER AFFILIATION WITH THE MANAGER OR PRINCIPAL LIFE. .

                              Executive Vice President, Principal Life since 2000;
 John E. Aschenbrenner        Senior Vice President, 1996-2000; Vice President -
 Director since 1998          Individual Markets 1990-1996. Director, Principal
 08/16/49                     Management Corporation and Princor Financial Services
                              Corporation ("Princor").

 Ralph C. Eucher         Vice President, Principal Life Insurance Company since
 Director and            1999. Director and President, Princor and Principal
 President since 1999    Management Corporation since 1999. Prior thereto,
 Member Executive        Second Vice President, Principal Life Insurance
 Committee               Company.
 06/14/52

 Larry D. Zimpleman
 Director and Chairman   Executive Vice President, Principal Life since 2001.
 of the Board since      Senior Vice President,1999-2001. Vice
 December 2001           President,1998-1999. Prior thereto, Vice
 Member Executive        President--Pension
 Committee
 09/07/51                .



The Audit and Nominating Committee considers management's recommendation of independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Fund for election to the Board.


The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The following tables set forth the aggregate dollar range of mututal funds within the fund complex which are beneficially owned by the Directors. As of December 31, 2001, none of the Directors own any shares of the Principal Investors Fund, Inc. or shares of the Principal Variable Contracts Fund, Inc. (all of which are owned by the Principal Life Insurance Company).

                                     DIRECTORS NOT CONSIDERED TO BE "INTERESTED PERSONS"
                                --------------------------------------------------------------
                                 JAMES D.    PAMELA A.   RICHARD W.   WILLIAM C.    BARBARA A.
 PRINCIPAL MUTUAL FUNDS           DAVIS      FERGUSON      GILBERT      KIMBALL      LUKAVSKY
 ----------------------           -----      --------      -------      -------      --------
Balanced                            B            C            B            A             C
Blue Chip                           D            C            B            A             E
Bond                                B            C            C            A             E
Capital Value                       C            C            C            A             B
Cash Management                     C            B            C            A             D
European Equity                     A            B            A            B             A
Government Securities Income        B            C            B            A             A
Growth                              C            C            D            A             A
High Yield                          B            C            B            A             B
International                       B            C            C            A             E
International Emerging Markets      B            C            A            B             A
International SmallCap              C            C            A            B             A
LargeCap Stock Index                A            C            A            A             A
Limited Term Bond                   A            C            A            A             E
MidCap                              C            C            D            B             E
Pacific Basin                       A            C            A            B             A
Partners Equity Growth              A            C            A            B             B
Partners LargeCap Blend             A            A            A            A             A
Partners LargeCap Growth            A            B            A            A             A
Partners LargeCap Value             A            A            A            A             A
Partners MidCap Growth              A            C            A            A             A
Partners SmallCap Growth            A            A            A            A             A
Real Estate                         A            C            A            A             A
SmallCap                            A            C            A            B             D
Tax-Exempt Bond                     B            C            C            A             C
Utilities                           D            C            B            A             E
 TOTAL FUND COMPLEX                 E            E            E            C             E

                                 DIRECTORS CONSIDERED TO BE "INTERESTED PERSONS"
                        ------------------------------------------------------------------
 PRINCIPAL MUTUAL              JOHN E.               RALPH C.               LARRY D.
 FUNDS-----------           ASCHENBRENNER             EUCHER               ZIMPLEMAN*
 -----                      -------------             ------               ----------
Balanced                          B                     A                      A
Blue Chip                         C                     A                      A
Bond                              A                     A                      A
Capital Value                     C                     A                      A
Cash Management                   B                     B                      A
European Equity                   B                     A                      A
Government Securities
Income                            A                     C                      A
Growth                            C                     C                      A
High Yield                        B                     A                      A
International                     C                     B                      A
International Emerging
Markets                           A                     A                      A
International SmallCap            C                     A                      A
LargeCap Stock Index              A                     A                      A
Limited Term Bond                 B                     A                      A
MidCap                            C                     C                      A
Pacific Basin                     B                     A                      A
Partners Equity Growth            C                     C                      A
Partners LargeCap
Blend                             A                     D                      A
Partners LargeCap
Growth                            B                     A                      A
Partners LargeCap
Value                             A                     C                      A
Partners MidCap Growth            B                     A                      A
Partners SmallCap
Growth                            A                     A                      A
Real Estate                       C                     A                      A
SmallCap                          A                     A                      A
Tax-Exempt Bond                   A                     A                      A
Utilities                         B                     A                      A
 TOTAL FUND COMPLEX               E                     E                      A

A  None                                                             *Elected to the board on
B  $1 - $10,000                                                      December 11, 2001
C  $10,001 - $50,000
D  $50,001 - $100,000
E  over $100,000


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